UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022—June 30, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   June 30, 2022
Vanguard Variable Insurance Funds
Balanced Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	27
Liquidity Risk Management	28

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2022
Balanced Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$839.20	$0.96
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.75	1.05
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.21%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Balanced Portfolio
Portfolio Allocation
As of June 30, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Common Stocks	65.6
Corporate Bonds	22.5
Sovereign Bonds	0.4
Taxable Municipal Bonds	1.8
U.S. Government and Agency Obligations	8.8
The table reflects the portfolio’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
2

Balanced Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (65.0%)
Communication Services (5.2%)
*	Alphabet Inc. Class A	42,746	93,155
*	Meta Platforms Inc. Class A	271,173	43,726
	Electronic Arts Inc.	161,439	19,639
			156,520
Consumer Discretionary (7.1%)
	McDonald's Corp.	241,392	59,595
*	Amazon.com Inc.	389,240	41,341
	TJX Cos. Inc.	501,391	28,003
	Home Depot Inc.	101,240	27,767
	Starbucks Corp.	361,923	27,647
	Dollar General Corp.	48,442	11,890
	Lennar Corp. Class A	100,400	7,085
	DR Horton Inc.	76,021	5,032
	NIKE Inc. Class B	40,909	4,181
*	Coupang Inc.	294,543	3,755
			216,296
Consumer Staples (5.4%)
	Procter & Gamble Co.	359,615	51,709
	Sysco Corp.	529,031	44,814
	Coca-Cola Co.	648,517	40,798
	Nestle SA (Registered)	227,123	26,545
			163,866
Energy (3.0%)
	TotalEnergies SE	1,043,207	54,911
	Shell plc	1,350,454	35,041
	Shell plc (XLON)	77,515	2,019
			91,971
Financials (7.9%)
	Charles Schwab Corp.	1,086,093	68,619
	Progressive Corp.	374,813	43,580
	JPMorgan Chase & Co.	331,090	37,284
	S&P Global Inc.	55,304	18,641
	BlackRock Inc.	29,800	18,149
	American Express Co.	122,877	17,033
	Morgan Stanley	205,605	15,638
	Blackstone Inc.	124,882	11,393
	Goldman Sachs Group Inc.	34,185	10,154
			240,491
Health Care (11.6%)
	Pfizer Inc.	1,072,043	56,207
	UnitedHealth Group Inc.	103,964	53,399
	Humana Inc.	84,639	39,617
	Elevance Health Inc.	74,558	35,980
	Novartis AG (Registered)	404,714	34,312
	HCA Healthcare Inc.	193,371	32,498
	AstraZeneca plc ADR	469,349	31,010
	Becton Dickinson and Co.	116,000	28,598
	Danaher Corp.	69,207	17,545
	Baxter International Inc.	224,646	14,429
	Johnson & Johnson	51,146	9,079
			352,674
		Shares	Market Value• ($000)
Industrials (6.0%)
	Raytheon Technologies Corp.	342,709	32,938
	Johnson Controls International plc	527,822	25,272
	Illinois Tool Works Inc.	123,490	22,506
	Northrop Grumman Corp.	44,435	21,265
	Deere & Co.	70,358	21,070
	Fortive Corp.	344,583	18,739
	Trane Technologies plc	135,545	17,603
	Parker-Hannifin Corp.	63,078	15,520
	Schneider Electric SE	71,865	8,563
			183,476
Information Technology (13.3%)
	Microsoft Corp.	579,835	148,919
	Apple Inc.	532,649	72,824
	Texas Instruments Inc.	262,463	40,327
	Visa Inc. Class A	121,224	23,868
	Mastercard Inc. Class A	75,504	23,820
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	221,934	18,143
	Global Payments Inc.	159,734	17,673
	Accenture plc Class A	63,074	17,513
*	Salesforce Inc.	89,548	14,779
	Fidelity National Information Services Inc.	121,422	11,131
	Marvell Technology Inc.	166,478	7,247
	KLA Corp.	20,698	6,604
	Lam Research Corp.	3,461	1,475
*	Workday Inc. Class A	6,959	971
			405,294
Materials (0.8%)
	Glencore plc	3,083,124	16,700
	Anglo American plc	220,993	7,900
			24,600
Real Estate (1.8%)
	American Tower Corp.	71,546	18,286
	Welltower Inc.	204,385	16,831
	Prologis Inc.	101,298	11,918
	VICI Properties Inc.	259,482	7,730
			54,765
Utilities (2.9%)
	Exelon Corp.	819,947	37,160
	Duke Energy Corp.	346,261	37,123
	Constellation Energy Corp.	199,379	11,416
	American Electric Power Co. Inc.	21,355	2,049
			87,748
Total Common Stocks (Cost $1,616,880)			1,977,701

3

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (8.7%)
U.S. Government Securities (7.4%)
	United States Treasury Note/Bond	0.250%	9/30/23	1,100	1,064
	United States Treasury Note/Bond	0.125%	1/15/24	1,245	1,192
	United States Treasury Note/Bond	1.500%	2/29/24	5,730	5,595
	United States Treasury Note/Bond	2.250%	3/31/24	5,275	5,208
	United States Treasury Note/Bond	2.500%	4/30/24	1,500	1,487
	United States Treasury Note/Bond	0.250%	5/15/24	800	760
	United States Treasury Note/Bond	1.750%	6/30/24	9,215	8,993
	United States Treasury Note/Bond	0.375%	8/15/24	16,500	15,605
	United States Treasury Note/Bond	0.375%	9/15/24	1,200	1,132
1,2	United States Treasury Note/Bond	0.625%	10/15/24	26,675	25,270
	United States Treasury Note/Bond	1.500%	10/31/24	3,350	3,236
	United States Treasury Note/Bond	0.750%	11/15/24	750	711
	United States Treasury Note/Bond	1.000%	12/15/24	5,350	5,094
	United States Treasury Note/Bond	1.125%	1/15/25	8,600	8,200
	United States Treasury Note/Bond	1.125%	2/28/25	6,395	6,085
	United States Treasury Note/Bond	1.750%	3/15/25	9,980	9,646
	United States Treasury Note/Bond	2.625%	4/15/25	10,390	10,278
	United States Treasury Note/Bond	0.250%	5/31/25	4,850	4,475
	United States Treasury Note/Bond	0.250%	7/31/25	5,655	5,190
	United States Treasury Note/Bond	0.250%	8/31/25	4,800	4,394
	United States Treasury Note/Bond	0.250%	10/31/25	22,365	20,377
	United States Treasury Note/Bond	0.375%	12/31/25	890	811
	United States Treasury Note/Bond	0.375%	1/31/26	7,630	6,936
	United States Treasury Note/Bond	0.500%	2/28/26	2,100	1,914
	United States Treasury Note/Bond	0.750%	3/31/26	1,350	1,240
	United States Treasury Note/Bond	0.750%	5/31/26	2,625	2,401
	United States Treasury Note/Bond	1.500%	1/31/27	600	560
	United States Treasury Note/Bond	1.875%	2/28/27	1,310	1,244
	United States Treasury Note/Bond	2.500%	3/31/27	16,965	16,552
	United States Treasury Note/Bond	2.875%	5/15/32	1,930	1,908
	United States Treasury Note/Bond	2.000%	11/15/41	30,380	24,119
	United States Treasury Note/Bond	2.375%	2/15/42	5,440	4,612
	United States Treasury Note/Bond	3.250%	5/15/42	6,270	6,119
	United States Treasury Note/Bond	2.250%	2/15/52	7,285	5,994
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.875%	5/15/52	7,155	6,755
					225,157
Conventional Mortgage-Backed Securities (1.1%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	548	452
[3,4]	Freddie Mac Gold Pool	4.000%	9/1/41	2	2
[3]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	34	37
[3]	Ginnie Mae I Pool	8.000%	9/15/30	30	31
[3,4]	UMBS Pool	2.500%	4/1/37 - 4/1/38	761	700
[3,4,5]	UMBS Pool	3.000%	7/14/52	22,900	21,318
[3,4,5]	UMBS Pool	3.500%	7/14/52	4,100	3,941
[3,4,5]	UMBS Pool	4.000%	7/14/52	8,700	8,578
					35,059
Nonconventional Mortgage-Backed Securities (0.2%)
[3,4]	Fannie Mae REMICS	1.500%	8/25/41	105	101
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	56	54
[3,4]	Fannie Mae REMICS	2.000%	6/25/44	25	25
[3,4]	Fannie Mae REMICS	2.500%	8/25/46	433	362
[3,4]	Fannie Mae REMICS	3.000%	12/25/39 - 9/25/57	1,282	1,212
[3,4]	Fannie Mae REMICS	3.500%	4/25/31 - 11/25/57	2,236	2,207
[3,4]	Fannie Mae REMICS	4.000%	7/25/53	82	82
[3,4]	Freddie Mac REMICS	3.000%	6/15/44 - 7/15/45	286	269
[3,4]	Freddie Mac REMICS	3.500%	3/15/31 - 10/15/45	259	253
[3,4]	Freddie Mac REMICS	4.000%	12/15/30 - 2/15/31	132	132
[3]	Ginnie Mae	1.700%	10/20/45	45	45
					4,742
Total U.S. Government and Agency Obligations (Cost $283,038)					264,958
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[3,6]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	280	192
[3,6]	Affirm Asset Securitization Trust Class A Series 2021-B	1.030%	8/17/26	510	489
[3,6]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	288	281
[3,6]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	402	393
[3,6]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	1,260	1,114
[3,6]	American Tower Trust #1 Class 2A Series 13	3.070%	3/15/48	1,100	1,092
[3,6,7]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	87	85
[3,6,7]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	196	196
[3,6,7]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	761	648
[3,6,7]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-2	3.628%	3/25/49	15	15
[3,6,7]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	7/26/49	55	55
[3,6,7]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, 1M USD LIBOR + 0.700%	2.024%	9/15/36	870	832
[3,6,7]	BX Trust Class A Series 2021-ARIA, 1M USD LIBOR + 0.899%	2.223%	10/15/36	425	400
[3,6,7]	BXHPP Trust Class A Series 2021-FILM, 1M USD LIBOR + 0.650%	1.974%	8/15/36	440	424
[3,6,7]	BXHPP Trust Class B Series 2021-FILM, 1M USD LIBOR + 0.900%	2.224%	8/15/36	95	90
[3,6]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	552	487

4

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	721	637
[3,6]	Chesapeake Funding II LLC Class A1 Series 2018-3A	3.390%	1/15/31	82	82
[3,6,7]	Cloud Pass-Through Trust Class CLOU Series 2019-1A	3.554%	12/5/22	3	3
[3,6]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	394	382
[3,6]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	990	858
[3,6]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	886	776
[3,6]	Enterprise Fleet Financing LLC Class A2 Series 2019-2	2.290%	2/20/25	136	136
[3,6]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	122	122
[3,4,7]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, 1M USD LIBOR + 5.900%	7.524%	10/25/28	108	112
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	277
[3,6]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	1,878	1,685
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates	2.797%	8/25/34	300	269
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates	2.184%	8/25/36	495	404
[3,6]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	1,040	924
[3,6]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	283	251
[3,6]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	294	251
[3,6,7]	Life Mortgage Trust Class A Series 2021-BMR, 1M USD LIBOR + 0.700%	2.024%	3/15/38	290	278
[3,6]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	271	246
[3,6,7]	Madison Park Funding XIII Ltd. Class AR2 Series 2014-13A, 3M USD LIBOR + 0.950%	1.994%	4/19/30	907	896
[3,6,7]	Magnetite VII Ltd. Class A1R2 Series 2012-7A, 3M USD LIBOR + 0.800%	1.844%	1/15/28	1,512	1,490
[3,6]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	143	130
[3,6]	Mercury Financial Credit Card Master Trust Class A Series 2021-1A	1.540%	3/20/26	1,005	957
[3,6]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	2,875	2,507
[3,6]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	300	260
[3,6]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	875	815
[3,4]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	804	795
[3,6,7]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	700	589
[3,6]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	505	452
[3,6]	START Ireland Class A Series 2019-1	4.089%	3/15/44	300	277
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6,7]	Symphony CLO XIV Ltd. Class AR Series 2014-14A, 3M USD LIBOR + 0.950%	1.988%	7/14/26	161	160
[3,6]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	1,139	988
[3,6]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	1,045	888
[3,6]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	316	307
[3,6]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	1,405	1,257
[3,6]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	855	778
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $30,858)					28,032
Corporate Bonds (22.3%)
Communications (1.5%)
	America Movil SAB de CV	3.625%	4/22/29	780	742
	America Movil SAB de CV	6.125%	3/30/40	390	431
	AT&T Inc.	2.750%	6/1/31	1,305	1,128
	AT&T Inc.	4.300%	12/15/42	205	178
	AT&T Inc.	3.650%	6/1/51	248	194
	AT&T Inc.	3.500%	9/15/53	895	679
	AT&T Inc.	3.850%	6/1/60	747	578
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	215	172
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	215	163
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	145	101
	Comcast Corp.	3.375%	2/15/25	70	69
	Comcast Corp.	3.400%	4/1/30	145	136
	Comcast Corp.	4.250%	1/15/33	1,032	1,014
	Comcast Corp.	4.200%	8/15/34	730	703
	Comcast Corp.	5.650%	6/15/35	110	120
	Comcast Corp.	4.400%	8/15/35	877	851
	Comcast Corp.	6.500%	11/15/35	24	28
	Comcast Corp.	3.969%	11/1/47	252	218
	Comcast Corp.	4.000%	3/1/48	345	301
	Comcast Corp.	3.999%	11/1/49	602	526
	Comcast Corp.	2.887%	11/1/51	1,520	1,087
	Comcast Corp.	2.450%	8/15/52	1,025	680
	Comcast Corp.	4.049%	11/1/52	617	541
	Comcast Corp.	2.937%	11/1/56	5,619	3,899
	Comcast Corp.	2.650%	8/15/62	615	396
	Comcast Corp.	2.987%	11/1/63	2,321	1,586
[6]	Cox Communications Inc.	3.150%	8/15/24	63	61
[6]	Cox Communications Inc.	2.600%	6/15/31	385	323
[6]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,465
[6]	Deutsche Telekom International Finance BV	3.600%	1/19/27	300	293
[6]	Deutsche Telekom International Finance BV	4.375%	6/21/28	671	669
	Discovery Communications LLC	3.950%	3/20/28	430	402
	Discovery Communications LLC	4.125%	5/15/29	125	115
	Discovery Communications LLC	3.625%	5/15/30	505	449
	Discovery Communications LLC	5.200%	9/20/47	959	822
	Discovery Communications LLC	4.000%	9/15/55	497	347
	NBCUniversal Media LLC	4.450%	1/15/43	189	175
[6]	NBN Co. Ltd.	1.625%	1/8/27	760	676
[6]	NBN Co. Ltd.	2.625%	5/5/31	655	558
[6]	NBN Co. Ltd.	2.500%	1/8/32	2,179	1,821
[6]	NTT Finance Corp.	1.162%	4/3/26	1,040	936
[6]	NTT Finance Corp.	2.065%	4/3/31	285	239

5

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	631
	Orange SA	9.000%	3/1/31	530	684
[6]	SK Telecom Co. Ltd.	3.750%	4/16/23	385	386
[6]	Sky Ltd.	3.750%	9/16/24	1,435	1,427
[3,6]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	894	896
	Telefonica Emisiones SA	5.213%	3/8/47	490	437
	Telefonica Emisiones SA	5.520%	3/1/49	710	660
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	98
	T-Mobile USA Inc.	2.050%	2/15/28	900	782
	T-Mobile USA Inc.	3.875%	4/15/30	1,280	1,195
	T-Mobile USA Inc.	2.550%	2/15/31	575	484
	T-Mobile USA Inc.	2.250%	11/15/31	150	122
	T-Mobile USA Inc.	4.375%	4/15/40	485	434
	T-Mobile USA Inc.	4.500%	4/15/50	710	631
	T-Mobile USA Inc.	3.300%	2/15/51	580	423
	T-Mobile USA Inc.	3.600%	11/15/60	290	212
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	133	125
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	95	86
	Verizon Communications Inc.	4.329%	9/21/28	675	672
	Verizon Communications Inc.	2.355%	3/15/32	485	402
	Verizon Communications Inc.	4.812%	3/15/39	2,406	2,368
	Verizon Communications Inc.	4.750%	11/1/41	190	182
	Verizon Communications Inc.	2.987%	10/30/56	256	178
	Walt Disney Co.	3.000%	9/15/22	245	245
	Walt Disney Co.	2.000%	9/1/29	2,600	2,233
	Walt Disney Co.	2.650%	1/13/31	385	339
	Walt Disney Co.	3.500%	5/13/40	1,490	1,272
	Walt Disney Co.	4.750%	9/15/44	26	25
	Walt Disney Co.	2.750%	9/1/49	560	401
	Walt Disney Co.	3.600%	1/13/51	805	672
	Walt Disney Co.	3.800%	5/13/60	485	405
					44,979
Consumer Discretionary (1.0%)
	Amazon.com Inc.	2.800%	8/22/24	220	218
	Amazon.com Inc.	3.600%	4/13/32	2,300	2,217
	Amazon.com Inc.	4.800%	12/5/34	995	1,044
	Amazon.com Inc.	4.950%	12/5/44	580	610
	Amazon.com Inc.	3.950%	4/13/52	780	718
	Amazon.com Inc.	4.250%	8/22/57	1,335	1,253
	American Honda Finance Corp.	2.000%	3/24/28	825	732
[6]	BMW US Capital LLC	2.250%	9/15/23	2,500	2,471
[6]	BMW US Capital LLC	0.800%	4/1/24	390	372
[6]	BMW US Capital LLC	1.250%	8/12/26	840	752
[3]	Duke University	2.832%	10/1/55	775	590
	Emory University	2.143%	9/1/30	765	669
[6]	ERAC USA Finance LLC	3.300%	10/15/22	40	40
[6]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,330
[6]	ERAC USA Finance LLC	5.625%	3/15/42	340	342
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,558
	Georgetown University	4.315%	4/1/49	150	137
	Georgetown University	2.943%	4/1/50	295	208
	Home Depot Inc.	3.900%	12/6/28	290	290
	Home Depot Inc.	2.700%	4/15/30	215	195
	Home Depot Inc.	3.250%	4/15/32	370	345
	Home Depot Inc.	3.300%	4/15/40	825	700
	Home Depot Inc.	4.400%	3/15/45	780	746
	Home Depot Inc.	4.250%	4/1/46	500	471
	Home Depot Inc.	4.500%	12/6/48	345	337
	Home Depot Inc.	3.125%	12/15/49	75	58
	Home Depot Inc.	2.375%	3/15/51	70	47
	Home Depot Inc.	2.750%	9/15/51	575	418
	Home Depot Inc.	3.625%	4/15/52	655	561
[6]	Hyundai Capital America	0.800%	4/3/23	2,415	2,357
[6]	Hyundai Capital America	0.875%	6/14/24	1,875	1,754
[6]	Hyundai Capital America	1.650%	9/17/26	1,060	936
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Johns Hopkins University	4.083%	7/1/53	200	191
[3]	Johns Hopkins University	2.813%	1/1/60	180	129
	Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,235
	Lowe's Cos. Inc.	6.500%	3/15/29	334	370
	Lowe's Cos. Inc.	3.750%	4/1/32	185	172
	McDonald's Corp.	3.250%	6/10/24	140	140
	McDonald's Corp.	3.625%	9/1/49	470	385
[3]	Northeastern University	2.894%	10/1/50	225	165
	Starbucks Corp.	4.500%	11/15/48	766	698
	Thomas Jefferson University	3.847%	11/1/57	690	564
[3]	University of Chicago	2.761%	4/1/45	165	135
	University of Miami	4.063%	4/1/52	440	397
	VF Corp.	2.800%	4/23/27	595	557
	VF Corp.	2.950%	4/23/30	1,320	1,155
					30,769
Consumer Staples (0.7%)
	Altria Group Inc.	5.800%	2/14/39	550	502
	Altria Group Inc.	4.500%	5/2/43	135	100
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,290	1,238
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,015	957
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	424
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	968
	BAT Capital Corp.	3.557%	8/15/27	1,875	1,717
[6]	Cargill Inc.	6.875%	5/1/28	645	718
[6]	Cargill Inc.	2.125%	4/23/30	225	193
[6]	Cargill Inc.	4.760%	11/23/45	635	624
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	451
[6]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	885	837
	Colgate Palmolive Co.	7.600%	5/19/25	480	529
	Conagra Brands Inc.	4.600%	11/1/25	220	221
	Conagra Brands Inc.	1.375%	11/1/27	345	288
	Conagra Brands Inc.	5.300%	11/1/38	300	283
[6]	Danone SA	2.947%	11/2/26	735	704
	Diageo Capital plc	2.625%	4/29/23	1,230	1,222
	Diageo Capital plc	2.375%	10/24/29	580	514
	Diageo Capital plc	2.000%	4/29/30	265	226
	Estee Lauder Cos. Inc.	2.375%	12/1/29	370	329
	Hormel Foods Corp.	1.700%	6/3/28	135	119
	Kroger Co.	3.850%	8/1/23	270	271
	Kroger Co.	4.000%	2/1/24	540	543
	McCormick & Co. Inc.	2.500%	4/15/30	135	115
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,693
	PepsiCo Inc.	2.375%	10/6/26	1,945	1,868
	Philip Morris International Inc.	2.500%	8/22/22	575	575
	Philip Morris International Inc.	2.625%	3/6/23	1,150	1,145
	Philip Morris International Inc.	3.600%	11/15/23	620	623
	Philip Morris International Inc.	3.375%	8/11/25	424	417
	Philip Morris International Inc.	4.875%	11/15/43	145	129
[6]	Sigma Alimentos SA de CV	4.125%	5/2/26	510	481
					21,024
Energy (1.2%)
	BP Capital Markets America Inc.	1.749%	8/10/30	345	283
	BP Capital Markets America Inc.	2.721%	1/12/32	1,150	991
	BP Capital Markets America Inc.	2.772%	11/10/50	470	327
	BP Capital Markets America Inc.	2.939%	6/4/51	925	661
	BP Capital Markets America Inc.	3.001%	3/17/52	1,530	1,105
	BP Capital Markets America Inc.	3.379%	2/8/61	370	274
	BP Capital Markets plc	2.500%	11/6/22	500	500
[6]	Coterra Energy Inc.	4.375%	6/1/24	927	926
[6]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	530

6

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	117
[6]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,475
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	1,260	1,076
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	470	374
	Energy Transfer LP	5.250%	4/15/29	1,375	1,362
	Energy Transfer LP	5.350%	5/15/45	90	79
	Energy Transfer LP	5.300%	4/15/47	155	134
	Energy Transfer LP	5.400%	10/1/47	20	18
	Enterprise Products Operating LLC	5.100%	2/15/45	280	263
	Enterprise Products Operating LLC	4.250%	2/15/48	730	615
	Enterprise Products Operating LLC	3.700%	1/31/51	170	133
	Enterprise Products Operating LLC	3.300%	2/15/53	750	547
	Equinor ASA	2.450%	1/17/23	382	382
	Equinor ASA	2.650%	1/15/24	360	356
	Equinor ASA	3.700%	3/1/24	640	643
	Equinor ASA	3.250%	11/10/24	655	652
	Equinor ASA	2.875%	4/6/25	140	137
	Equinor ASA	3.125%	4/6/30	2,350	2,176
	Equinor ASA	2.375%	5/22/30	335	294
	Exxon Mobil Corp.	2.726%	3/1/23	320	320
	Exxon Mobil Corp.	3.043%	3/1/26	225	221
	Exxon Mobil Corp.	2.275%	8/16/26	1,070	1,016
	Exxon Mobil Corp.	2.440%	8/16/29	735	661
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	948
	Exxon Mobil Corp.	4.114%	3/1/46	320	292
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,393	1,184
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	1,105	903
[6]	Qatar Energy	2.250%	7/12/31	925	791
[6]	Qatar Energy	3.125%	7/12/41	675	530
[6]	Saudi Arabian Oil Co.	3.500%	4/16/29	630	601
[6]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	763
	Schlumberger Investment SA	3.650%	12/1/23	1,120	1,124
	Shell International Finance BV	4.125%	5/11/35	1,130	1,078
	Shell International Finance BV	5.500%	3/25/40	345	370
	Shell International Finance BV	4.375%	5/11/45	2,500	2,327
	Shell International Finance BV	3.000%	11/26/51	2,255	1,682
	Suncor Energy Inc.	5.950%	12/1/34	500	524
	Total Capital International SA	2.700%	1/25/23	885	883
	Total Capital International SA	3.750%	4/10/24	1,400	1,404
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,275
	TransCanada PipeLines Ltd.	4.100%	4/15/30	415	397
					35,724
Financials (9.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	480	404
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	325	256
[6]	AIA Group Ltd.	3.600%	4/9/29	1,475	1,421
[6]	AIA Group Ltd.	3.375%	4/7/30	370	347
	American International Group Inc.	6.250%	5/1/36	245	276
	American International Group Inc.	4.800%	7/10/45	220	205
	American International Group Inc.	4.750%	4/1/48	640	599
	American International Group Inc.	4.375%	6/30/50	375	332
	Ameriprise Financial Inc.	4.500%	5/13/32	335	329
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	550	516
[6]	Athene Global Funding	1.000%	4/16/24	685	644
[6]	Athene Global Funding	1.985%	8/19/28	10	8
[6]	Athene Global Funding	2.717%	1/7/29	980	835
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	549
[6]	Aviation Capital Group LLC	1.950%	9/20/26	415	353
	Banco Santander SA	3.125%	2/23/23	800	798
	Banco Santander SA	3.848%	4/12/23	400	400
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	1.849%	3/25/26	1,000	900
	Banco Santander SA	2.749%	12/3/30	400	318
	Banco Santander SA	2.958%	3/25/31	200	168
	Bank of America Corp.	4.000%	1/22/25	875	871
	Bank of America Corp.	3.559%	4/23/27	2,450	2,350
	Bank of America Corp.	3.593%	7/21/28	1,025	967
	Bank of America Corp.	3.419%	12/20/28	512	477
	Bank of America Corp.	4.271%	7/23/29	4,780	4,597
	Bank of America Corp.	3.974%	2/7/30	1,895	1,780
	Bank of America Corp.	3.194%	7/23/30	1,055	944
	Bank of America Corp.	2.496%	2/13/31	1,495	1,265
	Bank of America Corp.	2.687%	4/22/32	955	802
	Bank of America Corp.	2.572%	10/20/32	490	404
	Bank of America Corp.	3.846%	3/8/37	1,700	1,472
	Bank of America Corp.	5.875%	2/7/42	260	281
	Bank of America Corp.	3.311%	4/22/42	870	683
	Bank of America Corp.	5.000%	1/21/44	1,000	977
	Bank of America Corp.	4.330%	3/15/50	2,235	2,009
	Bank of America Corp.	2.972%	7/21/52	1,225	873
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	455
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	706
[7]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	2.289%	10/30/23	1,145	1,146
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,723
	Bank of Nova Scotia	1.950%	2/2/27	360	325
[6]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,000	895
	Barclays plc	3.932%	5/7/25	1,565	1,541
	Barclays plc	2.852%	5/7/26	220	208
	Barclays plc	2.279%	11/24/27	400	355
	Barclays plc	2.667%	3/10/32	1,270	1,024
	Barclays plc	2.894%	11/24/32	1,300	1,046
	Barclays plc	3.330%	11/24/42	465	347
[7]	Barclays plc, 3M USD LIBOR + 1.380%	2.791%	5/16/24	1,005	1,004
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	300	269
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	702
	BlackRock Inc.	2.100%	2/25/32	733	605
[6]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	565	473
	BNP Paribas SA	3.250%	3/3/23	190	190
[6]	BNP Paribas SA	3.800%	1/10/24	585	582
[6]	BNP Paribas SA	3.375%	1/9/25	1,775	1,735
[6]	BNP Paribas SA	2.819%	11/19/25	1,335	1,277
[6]	BNP Paribas SA	1.323%	1/13/27	585	517
[6]	BNP Paribas SA	3.500%	11/16/27	2,050	1,920
[6]	BNP Paribas SA	2.591%	1/20/28	885	797
[6]	BNP Paribas SA	2.159%	9/15/29	910	762
[6]	BNP Paribas SA	2.871%	4/19/32	845	702
[6]	BPCE SA	5.700%	10/22/23	270	274
	BPCE SA	4.000%	4/15/24	775	773
[6]	BPCE SA	5.150%	7/21/24	1,260	1,263
[6]	BPCE SA	3.500%	10/23/27	1,780	1,651
[6]	BPCE SA	2.700%	10/1/29	1,450	1,265
[6]	Brighthouse Financial Global Funding	1.000%	4/12/24	65	61
[6]	Brighthouse Financial Global Funding	1.750%	1/13/25	505	470
[6]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	466
[6]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	450
[6]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	1,005	912
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,300
	Capital One Financial Corp.	3.200%	2/5/25	760	739
	Charles Schwab Corp.	0.750%	3/18/24	1,350	1,295
	Charles Schwab Corp.	3.200%	3/2/27	545	527
	Charles Schwab Corp.	2.000%	3/20/28	1,100	982

7

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	2.900%	3/3/32	835	734
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	554
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	754
	Citigroup Inc.	0.981%	5/1/25	1,190	1,115
	Citigroup Inc.	1.462%	6/9/27	1,325	1,171
	Citigroup Inc.	3.070%	2/24/28	1,000	927
	Citigroup Inc.	3.520%	10/27/28	1,975	1,843
	Citigroup Inc.	6.625%	6/15/32	2,000	2,187
	Citigroup Inc.	2.520%	11/3/32	745	604
	Citigroup Inc.	3.878%	1/24/39	1,025	887
	Citigroup Inc.	2.904%	11/3/42	560	408
[6]	CNO Global Funding	1.650%	1/6/25	260	246
[6]	CNO Global Funding	2.650%	1/6/29	370	323
	Comerica Bank	2.500%	7/23/24	790	767
[6]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	1,863
[6]	Commonwealth Bank of Australia	3.784%	3/14/32	200	176
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,206
[6]	Corebridge Financial Inc.	3.900%	4/5/32	175	157
[6]	Corebridge Financial Inc.	4.350%	4/5/42	105	90
[6]	Corebridge Financial Inc.	4.400%	4/5/52	315	263
[6]	Credit Agricole SA	3.750%	4/24/23	1,160	1,160
[6]	Credit Agricole SA	3.250%	10/4/24	2,390	2,330
	Credit Suisse AG	3.625%	9/9/24	250	245
[6]	Credit Suisse Group AG	4.207%	6/12/24	340	336
	Credit Suisse Group AG	3.750%	3/26/25	3,470	3,364
[6]	Credit Suisse Group AG	2.593%	9/11/25	520	490
[6]	Credit Suisse Group AG	1.305%	2/2/27	545	469
[6]	Credit Suisse Group AG	3.869%	1/12/29	305	275
[6]	Credit Suisse Group AG	3.091%	5/14/32	1,195	956
[6,7]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	2.961%	6/12/24	690	691
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,335	1,336
[6]	Danske Bank A/S	3.875%	9/12/23	1,220	1,215
[6]	Danske Bank A/S	5.375%	1/12/24	795	803
[6]	Danske Bank A/S	1.621%	9/11/26	855	765
[6]	Danske Bank A/S	1.549%	9/10/27	1,605	1,408
[6]	DNB Bank ASA	1.535%	5/25/27	960	857
[6]	DNB Bank ASA	1.605%	3/30/28	1,330	1,160
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	340
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	825	730
[6]	Equitable Financial Life Global Funding	1.700%	11/12/26	365	326
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	465
[6]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	755
	Fifth Third Bancorp	2.550%	5/5/27	425	390
	Fifth Third Bancorp	4.055%	4/25/28	325	317
	Fifth Third Bancorp	4.337%	4/25/33	290	276
	Fifth Third Bank NA	3.850%	3/15/26	830	813
[6]	Five Corners Funding Trust	4.419%	11/15/23	210	211
[6]	GA Global Funding Trust	1.000%	4/8/24	750	707
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	1,991
	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,172
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,922
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	716
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,190	1,947
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	1,023
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	768
	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	2,890
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,524
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,130	2,597
	Goldman Sachs Group Inc.	2.383%	7/21/32	1,040	842
	Goldman Sachs Group Inc.	2.650%	10/21/32	625	515
	Goldman Sachs Group Inc.	3.102%	2/24/33	1,275	1,090
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	925
[6]	Guardian Life Global Funding	1.250%	5/13/26	205	185
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,605
	HSBC Holdings plc	0.976%	5/24/25	300	280
	HSBC Holdings plc	1.589%	5/24/27	805	708
	HSBC Holdings plc	2.251%	11/22/27	2,165	1,929
	HSBC Holdings plc	4.041%	3/13/28	890	845
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,613
	HSBC Holdings plc	2.206%	8/17/29	1,440	1,209
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,319
	HSBC Holdings plc	2.804%	5/24/32	1,555	1,277
	HSBC Holdings plc	2.871%	11/22/32	2,125	1,741
	HSBC Holdings plc	6.500%	5/2/36	1,000	1,065
	HSBC Holdings plc	6.100%	1/14/42	375	415
	HSBC Holdings plc	5.250%	3/14/44	440	410
[7]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	2.455%	5/18/24	730	725
	HSBC USA Inc.	3.500%	6/23/24	620	616
	Huntington National Bank	4.552%	5/17/28	320	319
	ING Groep NV	3.950%	3/29/27	2,695	2,599
	ING Groep NV	1.726%	4/1/27	500	447
	Intercontinental Exchange Inc.	4.350%	6/15/29	425	419
	Intercontinental Exchange Inc.	1.850%	9/15/32	180	141
	Intercontinental Exchange Inc.	4.600%	3/15/33	1,140	1,133
	Intercontinental Exchange Inc.	2.650%	9/15/40	170	124
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,010	737
	Intercontinental Exchange Inc.	4.950%	6/15/52	2,135	2,101
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	574
[6]	JAB Holdings BV	2.200%	11/23/30	290	228
[6]	JAB Holdings BV	3.750%	5/28/51	500	346
[6]	JAB Holdings BV	4.500%	4/8/52	860	663
[6]	Jackson National Life Global Funding	1.750%	1/12/25	555	524
	JPMorgan Chase & Co.	3.375%	5/1/23	490	490
	JPMorgan Chase & Co.	3.875%	2/1/24	800	805
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,280
	JPMorgan Chase & Co.	4.125%	12/15/26	765	759
	JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,273
	JPMorgan Chase & Co.	2.069%	6/1/29	740	636
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,044
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,351
	JPMorgan Chase & Co.	3.109%	4/22/41	835	648
	JPMorgan Chase & Co.	5.400%	1/6/42	750	769
	JPMorgan Chase & Co.	3.157%	4/22/42	560	435
	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	5,242
	JPMorgan Chase & Co.	3.109%	4/22/51	845	623
[6]	Liberty Mutual Group Inc.	4.250%	6/15/23	80	80
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	275
	Liberty Mutual Group Inc.	5.500%	6/15/52	750	716
	Loews Corp.	2.625%	5/15/23	440	438
[6]	LSEGA Financing plc	1.375%	4/6/26	1,555	1,396
[6]	LSEGA Financing plc	2.000%	4/6/28	630	552
[6]	LSEGA Financing plc	2.500%	4/6/31	1,110	952
[6]	Macquarie Group Ltd.	4.150%	3/27/24	1,375	1,376
[6]	Macquarie Group Ltd.	1.935%	4/14/28	1,245	1,078
[6]	Macquarie Group Ltd.	2.871%	1/14/33	1,740	1,422
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	671
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	667
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	302
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	560	398
[6]	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	1,500	1,543
[6]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	590	406
	MetLife Inc.	3.600%	4/10/24	580	582
	MetLife Inc.	4.125%	8/13/42	145	130
	MetLife Inc.	4.875%	11/13/43	530	523
[6]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	618
[6]	Metropolitan Life Global Funding I	4.400%	6/30/27	300	302

8

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,097
[6]	Metropolitan Life Global Funding I	2.400%	1/11/32	1,410	1,187
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	1,940	1,940
	Morgan Stanley	3.700%	10/23/24	750	748
	Morgan Stanley	2.720%	7/22/25	1,750	1,688
	Morgan Stanley	2.630%	2/18/26	1,805	1,726
	Morgan Stanley	3.125%	7/27/26	1,345	1,284
	Morgan Stanley	6.250%	8/9/26	3,000	3,192
	Morgan Stanley	3.625%	1/20/27	1,250	1,213
	Morgan Stanley	3.772%	1/24/29	3,910	3,717
	Morgan Stanley	2.699%	1/22/31	1,105	958
	Morgan Stanley	2.239%	7/21/32	1,805	1,467
	Morgan Stanley	2.511%	10/20/32	615	509
	Morgan Stanley	2.943%	1/21/33	920	789
	Morgan Stanley	2.484%	9/16/36	1,475	1,134
	Morgan Stanley	5.297%	4/20/37	270	262
	Morgan Stanley	4.300%	1/27/45	850	765
	Nasdaq Inc.	3.950%	3/7/52	1,030	848
	National Australia Bank Ltd.	3.905%	6/9/27	885	875
[6]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	1,721
[6]	National Australia Bank Ltd.	2.990%	5/21/31	2,227	1,864
[6]	National Australia Bank Ltd.	3.347%	1/12/37	705	593
[6]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,163
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,269
	NatWest Group plc	1.642%	6/14/27	870	764
[6]	NatWest Markets plc	0.800%	8/12/24	670	623
[6]	NBK SPC Ltd.	1.625%	9/15/27	1,975	1,763
[6]	New York Life Global Funding	2.900%	1/17/24	810	802
[6]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,308
[6]	New York Life Insurance Co.	3.750%	5/15/50	345	282
[6]	New York Life Insurance Co.	4.450%	5/15/69	435	376
[6]	Nordea Bank Abp	1.500%	9/30/26	1,900	1,689
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	541
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	202
[6]	Pacific Life Global Funding II	1.375%	4/14/26	795	718
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	465	456
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	385	370
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,413
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	916
	PNC Bank NA	3.300%	10/30/24	460	456
	PNC Bank NA	2.950%	2/23/25	1,105	1,077
	PNC Bank NA	4.200%	11/1/25	255	255
	PNC Bank NA	3.100%	10/25/27	1,165	1,106
	PNC Bank NA	3.250%	1/22/28	1,675	1,596
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	582
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,625	1,413
[6]	Principal Life Global Funding II	2.500%	9/16/29	1,000	873
	Protective Life Global Funding	4.714%	7/6/27	750	756
	Prudential plc	3.125%	4/14/30	645	591
[6]	RGA Global Funding	2.700%	1/18/29	425	375
	Santander Holdings USA Inc.	3.400%	1/18/23	605	604
[6]	Standard Chartered plc	1.214%	3/23/25	285	269
[6]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	2,000	1,897
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,672
[6]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	875	851
[6]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	1,145	1,016
[6]	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,126
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	1,030
[6]	Temasek Financial I Ltd.	2.375%	8/2/41	1,345	1,058
[6]	Temasek Financial I Ltd.	2.250%	4/6/51	1,150	814
[6]	Temasek Financial I Ltd.	2.500%	10/6/70	670	450
	Truist Bank	3.300%	5/15/26	340	328
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,379
	Truist Financial Corp.	1.950%	6/5/30	795	660
[6]	UBS AG	1.250%	6/1/26	985	877
[6]	UBS Group AG	1.494%	8/10/27	1,160	1,013
[6]	UBS Group AG	3.126%	8/13/30	555	492
[6]	UBS Group AG	2.095%	2/11/32	720	572
[6]	UBS Group AG	2.746%	2/11/33	890	724
[6]	UBS Group AG	3.179%	2/11/43	855	650
[6]	UniCredit SpA	1.982%	6/3/27	1,015	878
[6]	UniCredit SpA	3.127%	6/3/32	1,200	941
	US Bancorp	3.700%	1/30/24	1,560	1,568
	US Bancorp	2.677%	1/27/33	1,910	1,648
	US Bancorp	2.491%	11/3/36	1,860	1,519
	Wachovia Corp.	7.500%	4/15/35	1,000	1,188
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,213
	Wells Fargo & Co.	3.750%	1/24/24	1,560	1,563
	Wells Fargo & Co.	3.000%	2/19/25	890	871
	Wells Fargo & Co.	0.805%	5/19/25	430	403
	Wells Fargo & Co.	3.550%	9/29/25	860	844
	Wells Fargo & Co.	3.000%	4/22/26	1,045	995
	Wells Fargo & Co.	4.100%	6/3/26	340	334
	Wells Fargo & Co.	3.000%	10/23/26	170	161
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,616
	Wells Fargo & Co.	3.526%	3/24/28	1,230	1,167
	Wells Fargo & Co.	2.879%	10/30/30	435	383
	Wells Fargo & Co.	2.572%	2/11/31	2,235	1,922
	Wells Fargo & Co.	3.350%	3/2/33	235	209
	Wells Fargo & Co.	5.606%	1/15/44	2,276	2,291
	Wells Fargo & Co.	4.900%	11/17/45	515	477
	Wells Fargo & Co.	4.750%	12/7/46	2,070	1,887
	Wells Fargo & Co.	4.611%	4/25/53	1,245	1,152
					281,634
Health Care (2.5%)
	AbbVie Inc.	3.800%	3/15/25	575	571
	AbbVie Inc.	3.200%	11/21/29	650	598
	AbbVie Inc.	4.300%	5/14/36	100	94
	AbbVie Inc.	4.050%	11/21/39	590	526
	AdventHealth Obligated Group	2.795%	11/15/51	900	643
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	310
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	407
	Aetna Inc.	2.800%	6/15/23	680	672
[6]	Alcon Finance Corp.	2.750%	9/23/26	200	187
[6]	Alcon Finance Corp.	2.600%	5/27/30	200	170
[6]	Alcon Finance Corp.	3.800%	9/23/49	800	633
	AmerisourceBergen Corp.	0.737%	3/15/23	568	557
	Anthem Inc.	3.300%	1/15/23	1,100	1,100
	Anthem Inc.	3.650%	12/1/27	750	730
	Anthem Inc.	4.101%	3/1/28	1,140	1,128
	Anthem Inc.	2.550%	3/15/31	1,100	951
	Anthem Inc.	4.650%	8/15/44	92	87
	Ascension Health	2.532%	11/15/29	1,405	1,265
[3]	Ascension Health	4.847%	11/15/53	50	53
	AstraZeneca plc	4.000%	1/17/29	2,345	2,337
	AstraZeneca plc	6.450%	9/15/37	615	738
	Banner Health	2.907%	1/1/42	910	708
	Baxter International Inc.	2.272%	12/1/28	800	700
[6]	Bayer US Finance II LLC	4.250%	12/15/25	1,100	1,086
[6]	Bayer US Finance LLC	3.375%	10/8/24	815	797
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	405	295
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	550
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	272
	Bristol-Myers Squibb Co.	2.750%	2/15/23	138	138

9

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	3.400%	7/26/29	274	265
	Bristol-Myers Squibb Co.	2.950%	3/15/32	115	106
	Bristol-Myers Squibb Co.	4.125%	6/15/39	505	483
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,205	1,057
	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	166
	Bristol-Myers Squibb Co.	4.250%	10/26/49	1,473	1,384
	Bristol-Myers Squibb Co.	2.550%	11/13/50	465	329
	Bristol-Myers Squibb Co.	3.700%	3/15/52	460	397
	Cedars-Sinai Health System	2.288%	8/15/31	1,330	1,132
	Children's Hospital Corp.	2.585%	2/1/50	160	111
	Cigna Corp.	3.250%	4/15/25	880	863
	Cigna Corp.	4.375%	10/15/28	515	510
	CommonSpirit Health	2.950%	11/1/22	535	535
	CommonSpirit Health	4.200%	8/1/23	535	540
	CommonSpirit Health	2.760%	10/1/24	860	837
	CommonSpirit Health	3.347%	10/1/29	1,015	935
	CommonSpirit Health	2.782%	10/1/30	684	584
[3]	CommonSpirit Health	4.350%	11/1/42	651	584
	CommonSpirit Health	4.187%	10/1/49	1,747	1,469
	CommonSpirit Health	3.910%	10/1/50	115	92
	Cottage Health Obligated Group	3.304%	11/1/49	295	233
[6]	CSL UK Holdings Ltd.	4.250%	4/27/32	660	645
[6]	CSL UK Holdings Ltd.	4.750%	4/27/52	105	100
	CVS Health Corp.	2.750%	12/1/22	965	964
	CVS Health Corp.	4.300%	3/25/28	43	43
	CVS Health Corp.	1.750%	8/21/30	145	116
	CVS Health Corp.	4.875%	7/20/35	315	311
	CVS Health Corp.	4.125%	4/1/40	430	375
	CVS Health Corp.	5.125%	7/20/45	855	825
	Dignity Health	3.812%	11/1/24	560	554
	Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,011
	Gilead Sciences Inc.	3.500%	2/1/25	560	554
	Gilead Sciences Inc.	4.500%	2/1/45	250	231
	Gilead Sciences Inc.	4.150%	3/1/47	430	379
	Gilead Sciences Inc.	2.800%	10/1/50	1,235	864
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	385
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,185
[6]	HCA Inc.	3.625%	3/15/32	455	384
[6]	HCA Inc.	4.375%	3/15/42	135	107
[6]	HCA Inc.	4.625%	3/15/52	265	212
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	266
	Inova Health System Foundation	4.068%	5/15/52	475	435
	Kaiser Foundation Hospitals	3.150%	5/1/27	380	369
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	865
	Kaiser Foundation Hospitals	4.875%	4/1/42	365	373
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	826
	Mass General Brigham Inc.	3.192%	7/1/49	935	731
	Mass General Brigham Inc.	3.342%	7/1/60	955	711
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	446
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	288
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	280	256
	Merck & Co. Inc.	3.400%	3/7/29	1,470	1,423
	Merck & Co. Inc.	4.150%	5/18/43	760	721
	Merck & Co. Inc.	4.000%	3/7/49	1,915	1,769
	Mercy Health	4.302%	7/1/28	570	573
	Novartis Capital Corp.	3.400%	5/6/24	415	417
	Novartis Capital Corp.	4.400%	5/6/44	640	639
	OhioHealth Corp.	2.297%	11/15/31	760	651
	OhioHealth Corp.	2.834%	11/15/41	485	374
	Pfizer Inc.	3.000%	12/15/26	725	709
	Pfizer Inc.	3.450%	3/15/29	2,165	2,106
	Pfizer Inc.	4.100%	9/15/38	1,505	1,452
	Pfizer Inc.	2.550%	5/28/40	275	217
	Piedmont Healthcare Inc.	2.044%	1/1/32	255	209
	Piedmont Healthcare Inc.	2.719%	1/1/42	255	191
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Piedmont Healthcare Inc.	2.864%	1/1/52	340	242
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	872
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	285
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,000	669
[6]	Roche Holdings Inc.	2.375%	1/28/27	1,650	1,556
[6]	Roche Holdings Inc.	2.607%	12/13/51	305	223
	Royalty Pharma plc	2.200%	9/2/30	130	105
	Royalty Pharma plc	3.550%	9/2/50	1,405	981
	Rush Obligated Group	3.922%	11/15/29	330	317
	SSM Health Care Corp.	3.823%	6/1/27	940	936
	Sutter Health	2.294%	8/15/30	560	479
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	260	227
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	560	470
	Toledo Hospital	5.750%	11/15/38	545	557
	UnitedHealth Group Inc.	3.100%	3/15/26	430	421
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,184
	UnitedHealth Group Inc.	2.000%	5/15/30	275	236
	UnitedHealth Group Inc.	2.300%	5/15/31	435	377
	UnitedHealth Group Inc.	4.200%	5/15/32	335	335
	UnitedHealth Group Inc.	4.625%	7/15/35	240	244
	UnitedHealth Group Inc.	3.500%	8/15/39	215	187
	UnitedHealth Group Inc.	2.750%	5/15/40	310	241
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,505
	UnitedHealth Group Inc.	4.750%	7/15/45	592	597
	UnitedHealth Group Inc.	4.200%	1/15/47	215	201
	UnitedHealth Group Inc.	3.750%	10/15/47	145	126
	UnitedHealth Group Inc.	4.250%	6/15/48	880	823
	UnitedHealth Group Inc.	4.450%	12/15/48	140	134
	UnitedHealth Group Inc.	3.700%	8/15/49	675	577
	UnitedHealth Group Inc.	2.900%	5/15/50	2,293	1,704
	UnitedHealth Group Inc.	3.250%	5/15/51	295	232
	UnitedHealth Group Inc.	4.750%	5/15/52	245	245
	UnitedHealth Group Inc.	3.875%	8/15/59	615	531
	UnitedHealth Group Inc.	3.125%	5/15/60	490	359
					76,355
Industrials (0.9%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	495	379
[6]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,066
[6]	BAE Systems plc	3.400%	4/15/30	215	197
	Boeing Co.	1.433%	2/4/24	940	899
	Boeing Co.	2.700%	2/1/27	495	441
	Boeing Co.	3.625%	2/1/31	720	623
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	564
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,639
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	240
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	378
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	55
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	311
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	705	524
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	145	140
	Canadian National Railway Co.	2.450%	5/1/50	205	138
	Canadian Pacific Railway Co.	2.450%	12/2/31	260	223
	Canadian Pacific Railway Co.	3.100%	12/2/51	770	567
	Carrier Global Corp.	2.722%	2/15/30	448	387
	Caterpillar Inc.	3.400%	5/15/24	810	813
	CSX Corp.	4.300%	3/1/48	445	408
	CSX Corp.	3.350%	9/15/49	235	183
[6]	Daimler Trucks Finance North America LLC	3.650%	4/7/27	445	426

10

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,299
	John Deere Capital Corp.	3.450%	3/13/25	1,200	1,202
	Kansas City Southern	4.950%	8/15/45	480	463
	Lockheed Martin Corp.	1.850%	6/15/30	60	51
	Lockheed Martin Corp.	4.500%	5/15/36	211	211
	Lockheed Martin Corp.	4.700%	5/15/46	376	380
	Lockheed Martin Corp.	4.090%	9/15/52	144	134
	Otis Worldwide Corp.	2.565%	2/15/30	225	195
	Parker-Hannifin Corp.	3.250%	6/14/29	270	247
	Parker-Hannifin Corp.	4.450%	11/21/44	450	402
	Raytheon Technologies Corp.	4.125%	11/16/28	1,125	1,111
	Raytheon Technologies Corp.	4.450%	11/16/38	275	265
[6]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,669
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	630	553
[6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	1,100	932
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	761
[3]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	2/1/24	41	41
	Stanley Black & Decker Inc.	4.850%	11/15/48	685	682
	Teledyne Technologies Inc.	2.250%	4/1/28	1,155	1,001
	Teledyne Technologies Inc.	2.750%	4/1/31	1,290	1,079
	Union Pacific Corp.	3.700%	3/1/29	505	491
	Union Pacific Corp.	2.800%	2/14/32	120	107
	Union Pacific Corp.	3.375%	2/14/42	530	442
	Union Pacific Corp.	3.250%	2/5/50	200	157
	Union Pacific Corp.	3.799%	10/1/51	1,096	941
	Union Pacific Corp.	3.500%	2/14/53	1,025	838
	Union Pacific Corp.	3.839%	3/20/60	860	719
	Union Pacific Corp.	2.973%	9/16/62	625	432
	Union Pacific Corp.	3.750%	2/5/70	335	267
[3]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	146	130
					27,803
Materials (0.0%)
[6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	600	448
Real Estate (0.5%)
	American Tower Corp.	5.000%	2/15/24	80	81
	American Tower Corp.	4.400%	2/15/26	450	448
	American Tower Corp.	3.800%	8/15/29	981	901
	Boston Properties LP	3.125%	9/1/23	355	352
	Boston Properties LP	3.800%	2/1/24	45	45
	Crown Castle International Corp.	3.650%	9/1/27	285	270
	Crown Castle International Corp.	3.800%	2/15/28	235	222
	Crown Castle International Corp.	2.100%	4/1/31	2,185	1,735
	CubeSmart LP	2.250%	12/15/28	360	307
	Healthpeak Properties Inc.	2.125%	12/1/28	880	760
	Healthpeak Properties Inc.	3.000%	1/15/30	930	820
	Realty Income Corp.	3.400%	1/15/28	210	198
	Realty Income Corp.	2.200%	6/15/28	735	647
	Realty Income Corp.	3.250%	1/15/31	380	346
	Realty Income Corp.	2.850%	12/15/32	545	467
[6]	SBA Tower Trust	1.840%	4/15/27	1,570	1,401
[6]	SBA Tower Trust	2.593%	10/15/31	1,500	1,292
[6]	SBA Tower Trust	3.448%	3/15/48	705	698
[6]	SBA Tower Trust	2.836%	1/15/50	725	702
[6]	SBA Tower Trust	1.884%	7/15/50	265	245
[6]	SBA Tower Trust	1.631%	5/15/51	1,060	947
[6]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	670
	Simon Property Group LP	3.750%	2/1/24	90	90
	Simon Property Group LP	3.375%	10/1/24	275	272
	Simon Property Group LP	2.450%	9/13/29	1,160	985
					14,901
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Technology (1.7%)
	Apple Inc.	3.000%	2/9/24	620	619
	Apple Inc.	3.450%	5/6/24	1,000	1,005
	Apple Inc.	2.850%	5/11/24	1,225	1,218
	Apple Inc.	3.250%	2/23/26	1,020	1,013
	Apple Inc.	2.450%	8/4/26	1,170	1,123
	Apple Inc.	3.350%	2/9/27	1,545	1,535
	Apple Inc.	3.200%	5/11/27	1,065	1,049
	Apple Inc.	2.900%	9/12/27	2,250	2,171
	Apple Inc.	3.850%	5/4/43	430	396
	Apple Inc.	4.450%	5/6/44	120	120
	Apple Inc.	3.850%	8/4/46	985	903
	Apple Inc.	2.650%	5/11/50	640	473
	Apple Inc.	2.550%	8/20/60	1,425	979
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	294
	Broadcom Inc.	4.110%	9/15/28	1,452	1,379
	Broadcom Inc.	4.150%	11/15/30	130	119
[6]	Broadcom Inc.	2.600%	2/15/33	125	96
[6]	Broadcom Inc.	3.419%	4/15/33	305	252
[6]	Broadcom Inc.	3.500%	2/15/41	670	505
[6]	Broadcom Inc.	3.750%	2/15/51	325	240
	Cisco Systems Inc.	2.500%	9/20/26	431	414
	Intel Corp.	2.875%	5/11/24	800	797
	Intel Corp.	2.000%	8/12/31	105	88
	Intel Corp.	4.100%	5/19/46	1,360	1,239
	Intel Corp.	3.250%	11/15/49	600	468
	Intel Corp.	3.050%	8/12/51	1,610	1,199
	Intel Corp.	3.200%	8/12/61	425	310
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,481
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,396
	International Business Machines Corp.	3.500%	5/15/29	2,975	2,817
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,109
	Microsoft Corp.	2.700%	2/12/25	760	754
	Microsoft Corp.	3.125%	11/3/25	435	435
	Microsoft Corp.	2.400%	8/8/26	1,890	1,822
	Microsoft Corp.	3.500%	2/12/35	605	581
	Microsoft Corp.	3.450%	8/8/36	822	776
	Microsoft Corp.	2.525%	6/1/50	3,336	2,456
	Microsoft Corp.	2.921%	3/17/52	3,287	2,595
	Oracle Corp.	2.950%	11/15/24	2,190	2,124
	Oracle Corp.	1.650%	3/25/26	895	802
	Oracle Corp.	3.250%	11/15/27	2,710	2,497
	Oracle Corp.	4.000%	11/15/47	895	665
	Oracle Corp.	3.850%	4/1/60	540	373
	QUALCOMM Inc.	1.300%	5/20/28	744	644
	QUALCOMM Inc.	2.150%	5/20/30	1,075	943
	QUALCOMM Inc.	1.650%	5/20/32	1,112	899
	QUALCOMM Inc.	4.250%	5/20/32	250	254
	QUALCOMM Inc.	4.500%	5/20/52	575	569
[6]	S&P Global Inc.	2.700%	3/1/29	345	314
[6]	S&P Global Inc.	2.900%	3/1/32	185	165
[6]	S&P Global Inc.	3.700%	3/1/52	400	342
	Workday Inc.	3.700%	4/1/29	190	178
	Workday Inc.	3.800%	4/1/32	685	626
					51,621
Utilities (3.0%)
	AEP Texas Inc.	4.150%	5/1/49	145	124
	AEP Texas Inc.	3.450%	1/15/50	380	293
	AEP Transmission Co. LLC	4.500%	6/15/52	265	254
	Alabama Power Co.	5.200%	6/1/41	120	120
	Alabama Power Co.	4.100%	1/15/42	215	186
	Alabama Power Co.	3.750%	3/1/45	630	521
	Alabama Power Co.	4.300%	7/15/48	775	699
	Ameren Illinois Co.	3.800%	5/15/28	590	580

11

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,044
	Ameren Illinois Co.	3.700%	12/1/47	140	120
	American Water Capital Corp.	2.950%	9/1/27	540	507
	American Water Capital Corp.	4.450%	6/1/32	590	586
	American Water Capital Corp.	3.750%	9/1/47	45	38
	American Water Capital Corp.	4.200%	9/1/48	845	757
	American Water Capital Corp.	4.150%	6/1/49	25	22
	American Water Capital Corp.	3.450%	5/1/50	95	76
	Arizona Public Service Co.	3.350%	5/15/50	410	301
	Baltimore Gas and Electric Co.	2.900%	6/15/50	238	175
	Baltimore Gas and Electric Co.	4.550%	6/1/52	75	73
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,252
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	27
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,504
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	105
[6]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	660	637
[6]	Boston Gas Co.	3.150%	8/1/27	140	130
[6]	Boston Gas Co.	3.757%	3/16/32	120	111
[6]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	91
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,404
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	185
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,338
	Cleco Corporate Holdings LLC	3.743%	5/1/26	185	179
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	361
	Cleco Securitization I LLC	4.646%	9/1/44	765	740
	Commonwealth Edison Co.	2.950%	8/15/27	645	615
	Commonwealth Edison Co.	4.350%	11/15/45	375	346
	Commonwealth Edison Co.	3.650%	6/15/46	175	148
	Commonwealth Edison Co.	4.000%	3/1/48	480	432
	Commonwealth Edison Co.	3.850%	3/15/52	195	172
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	901
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	64
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	44
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	570	433
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	1,692
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	630	565
	Delmarva Power & Light Co.	3.500%	11/15/23	305	306
[6]	Dominion Energy Inc.	2.450%	1/15/23	3,240	3,215
	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,032
	Dominion Energy Inc.	4.600%	3/15/49	760	712
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	160
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	47
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	99
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	191
	Duke Energy Carolinas LLC	6.100%	6/1/37	391	425
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	399
	Duke Energy Corp.	2.650%	9/1/26	315	296
	Duke Energy Corp.	3.400%	6/15/29	350	320
	Duke Energy Corp.	3.300%	6/15/41	945	732
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,095
	Duke Energy Corp.	3.750%	9/1/46	265	209
	Duke Energy Corp.	3.500%	6/15/51	990	747
	Duke Energy Florida LLC	6.350%	9/15/37	200	229
	Duke Energy Progress LLC	6.300%	4/1/38	365	417
	Duke Energy Progress LLC	4.100%	3/15/43	118	106
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	1,847
	Duke Energy Progress LLC	2.500%	8/15/50	70	48
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	1,010	930
[6]	East Ohio Gas Co.	2.000%	6/15/30	325	270
[6]	East Ohio Gas Co.	3.000%	6/15/50	475	344
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	470	469
[6]	Electricite de France SA	4.875%	9/21/38	2,200	1,954
[6]	Electricite de France SA	4.875%	1/22/44	50	43
[6]	Electricite de France SA	4.950%	10/13/45	400	335
	Emera US Finance LP	3.550%	6/15/26	965	924
[6]	Enel Finance International NV	5.000%	6/15/32	980	947
	Enel Finance International NV	5.500%	6/15/52	990	944
	Entergy Louisiana LLC	3.120%	9/1/27	410	390
	Evergy Inc.	2.450%	9/15/24	425	409
	Evergy Kansas Central Inc.	3.250%	9/1/49	630	488
	Evergy Metro Inc.	2.250%	6/1/30	205	177
	Evergy Metro Inc.	4.200%	3/15/48	137	123
	Eversource Energy	2.900%	10/1/24	690	674
	Eversource Energy	3.150%	1/15/25	110	108
	Eversource Energy	3.300%	1/15/28	400	377
	Eversource Energy	3.375%	3/1/32	70	63
[6]	Exelon Corp.	3.350%	3/15/32	540	484
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,080
	Florida Power & Light Co.	4.950%	6/1/35	1,000	1,039
	Florida Power & Light Co.	5.950%	2/1/38	785	887
	Florida Power & Light Co.	5.690%	3/1/40	675	747
	Florida Power & Light Co.	3.700%	12/1/47	480	423
	Fortis Inc.	3.055%	10/4/26	1,195	1,122
	Georgia Power Co.	4.700%	5/15/32	655	658
	Georgia Power Co.	5.400%	6/1/40	205	201
	Georgia Power Co.	4.750%	9/1/40	988	896
	Georgia Power Co.	4.300%	3/15/42	1,076	936
	Georgia Power Co.	3.700%	1/30/50	170	135
	Georgia Power Co.	5.125%	5/15/52	710	708
	Indiana Michigan Power Co.	4.250%	8/15/48	415	366
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	670	632
[6]	Massachusetts Electric Co.	5.900%	11/15/39	585	616
[6]	Metropolitan Edison Co.	4.300%	1/15/29	249	245
	MidAmerican Energy Co.	4.400%	10/15/44	15	14
	MidAmerican Energy Co.	4.250%	5/1/46	45	42
	MidAmerican Energy Co.	4.250%	7/15/49	315	293
	MidAmerican Energy Co.	3.150%	4/15/50	1,390	1,086
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	215
[6]	Monongahela Power Co.	5.400%	12/15/43	135	134
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	415	411
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	1,040	1,017
	Nevada Power Co.	3.125%	8/1/50	380	282
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	850
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	670	583
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	364
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	590	521
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,185	996
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	135	138
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	984
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	372
	NiSource Inc.	5.250%	2/15/43	390	378
	NiSource Inc.	4.800%	2/15/44	255	230
	NiSource Inc.	5.000%	6/15/52	420	407
	Northern States Power Co.	2.250%	4/1/31	145	127
	Northern States Power Co.	6.250%	6/1/36	2,000	2,300
	Northern States Power Co.	4.500%	6/1/52	110	108

12

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	Oglethorpe Power Corp.	6.191%	1/1/31	1,065	1,108
	Oglethorpe Power Corp.	5.950%	11/1/39	170	179
	Oglethorpe Power Corp.	4.550%	6/1/44	50	44
	Oglethorpe Power Corp.	4.250%	4/1/46	537	437
[6]	Oglethorpe Power Corp.	4.500%	4/1/47	115	99
	Oglethorpe Power Corp.	5.050%	10/1/48	65	61
	Oglethorpe Power Corp.	5.250%	9/1/50	630	597
[6]	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	150	151
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	73
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	355	257
[6]	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	670	663
	PacifiCorp	6.250%	10/15/37	2,000	2,241
	PacifiCorp	4.125%	1/15/49	26	23
	PacifiCorp	4.150%	2/15/50	345	309
	PacifiCorp	3.300%	3/15/51	169	133
	PECO Energy Co.	4.600%	5/15/52	280	281
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	109	92
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	494	391
	Piedmont Natural Gas Co Inc.	5.050%	5/15/52	260	255
	Potomac Electric Power Co.	6.500%	11/15/37	750	871
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	643
	San Diego Gas & Electric Co.	1.700%	10/1/30	145	119
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	135
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	502
	San Diego Gas & Electric Co.	2.950%	8/15/51	21	16
	San Diego Gas & Electric Co.	3.700%	3/15/52	790	668
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	283	248
	SCE Recovery Funding LLC	1.942%	5/15/38	110	84
	SCE Recovery Funding LLC	2.510%	11/15/43	100	86
	Sempra Energy	3.250%	6/15/27	1,095	1,038
	Sempra Energy	6.000%	10/15/39	600	632
	Sierra Pacific Power Co.	3.375%	8/15/23	850	850
	Sierra Pacific Power Co.	2.600%	5/1/26	221	210
	Southern California Edison Co.	3.700%	8/1/25	90	89
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,066
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,255
	Southern California Edison Co.	6.050%	3/15/39	55	58
	Southern California Edison Co.	4.000%	4/1/47	195	158
	Southern California Edison Co.	4.125%	3/1/48	645	532
	Southern California Edison Co.	3.650%	2/1/50	155	119
	Southern California Gas Co.	2.600%	6/15/26	820	777
	Southern Co.	2.950%	7/1/23	1,280	1,265
	Southern Co.	4.400%	7/1/46	755	658
	Southwest Gas Corp.	2.200%	6/15/30	230	186
	Southwestern Electric Power Co.	6.200%	3/15/40	400	432
	Southwestern Public Service Co.	3.700%	8/15/47	102	85
	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	1,120	1,115
	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	535	533
	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	500	500
	Union Electric Co.	4.000%	4/1/48	423	371
	Union Electric Co.	3.900%	4/1/52	245	217
	Virginia Electric and Power Co.	2.750%	3/15/23	690	685
	Virginia Electric and Power Co.	3.500%	3/15/27	435	425
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	749
					91,351
Total Corporate Bonds (Cost $745,023)					676,609
Sovereign Bonds (0.4%)
[5]	Emirate of Abu Dhabi	4.951%	7/7/52	390	393
[6]	Government of Bermuda	2.375%	8/20/30	400	335
[6]	Government of Bermuda	3.375%	8/20/50	200	145
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,000	2,266
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Kingdom of Saudi Arabia	2.875%	3/4/23	930	928
	Republic of Chile	2.550%	1/27/32	540	459
	Republic of Chile	2.550%	7/27/33	1,085	886
	Republic of Chile	3.500%	1/31/34	545	485
	Republic of Chile	3.500%	4/15/53	575	435
	Republic of Chile	3.100%	1/22/61	410	277
	Republic of Colombia	4.000%	2/26/24	970	942
	Republic of Panama	2.252%	9/29/32	980	766
[3]	Republic of Panama	3.870%	7/23/60	885	629
[6]	State of Qatar	3.875%	4/23/23	1,985	1,992
[6]	State of Qatar	4.400%	4/16/50	430	410
	United Mexican States	4.400%	2/12/52	890	667
Total Sovereign Bonds (Cost $13,317)					12,015
Taxable Municipal Bonds (1.8%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	160	129
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	450	411
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	77
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	1,127
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	253
	California GO	7.500%	4/1/34	155	199
	California GO	7.350%	11/1/39	1,550	2,019
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	175	167
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	580	543
	California State University College & University Revenue	2.719%	11/1/52	350	260
	California State University College & University Revenue	2.939%	11/1/52	445	340
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	155	191
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,780	2,135
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	825	989
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	632
	Commonwealth of Massachusetts GO	2.514%	7/1/41	270	209
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	515	400
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	75	73
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	535	520
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	183
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	837
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	155	135

13

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	1,170	1,019
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	2,031	2,384
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	70	60
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	130	105
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	290	255
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	154
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	930	745
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	250	211
	Houston TX GO	6.290%	3/1/32	340	380
	Illinois GO	5.100%	6/1/33	4,340	4,366
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	864
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	133
[9]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	390	300
[8]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,176
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	545	626
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	766
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,120
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	500	422
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	499
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	710	585
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	445	517
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	325	436
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	60	63
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	785	949
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	910	939
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	265
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	544
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	640	548
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	355	291
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	490	429
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	275	234
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	295	238
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	626
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	655	747
[8]	Oregon School Boards Assn. GO	5.528%	6/30/28	2,000	2,102
[9]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	813
[10]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,210
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	65	69
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	363
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	1,143
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	661
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	465	460
	Riverside CA General Fund Revenue	3.857%	6/1/45	260	232
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	275
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	350	293
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	4.787%	1/1/48	1,240	1,261
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	1,000	842
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	255	199
	Texas Transportation Commission GO	2.562%	4/1/42	235	190
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	395	392
	University of California College & University Revenue	1.316%	5/15/27	385	345
	University of California College & University Revenue	1.614%	5/15/30	645	541
	University of California College & University Revenue	4.601%	5/15/31	590	607
	University of California College & University Revenue	4.765%	5/15/44	145	146
	University of California College & University Revenue	3.931%	5/15/45	570	535
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	80	99
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	863
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	340
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	1,350	1,326

14

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	580
	University of Michigan College & University Revenue	3.504%	4/1/52	210	186
	University of Minnesota College & University Revenue	4.048%	4/1/52	840	825
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	108	108
Total Taxable Municipal Bonds (Cost $57,031)					53,831
				Shares
Temporary Cash Investments (1.9%)
Money Market Fund (0.0%)
[11]	Vanguard Market Liquidity Fund	1.417%		117	12
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (1.9%)
NatWest Markets plc (Dated 6/30/22, Repurchase Value $58,402,000, collateralized by U.S. Treasury Note/Bond 1.625%–7.625%, 8/15/22–11/15/50, with a value of $59,568,000)	1.480%	7/1/22	58,400	58,400
Total Temporary Cash Investments (Cost $58,411)				58,412
Total Investments (101.0%) (Cost $2,804,558)				3,071,558
Other Assets and Liabilities—Net (-1.0%)				(29,429)
Net Assets (100%)				3,042,129
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Securities with a value of $742,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $320,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2022.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $191,861,000, representing 6.3% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
CLO—Collaterized Loan Obligation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

15

Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2022	1	127	—
5-Year U.S. Treasury Note	September 2022	226	25,369	(169)
				(169)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2022	(46)	(9,661)	58
				(111)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	6/21/27	USD	23,640	1.000	(3)	(218)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Balanced Portfolio
Statement of Assets and Liabilities
As of June 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,804,547)	3,071,546
Affiliated Issuers (Cost $11)	12
Total Investments in Securities	3,071,558
Investment in Vanguard	117
Cash	69
Foreign Currency, at Value (Cost $222)	218
Receivables for Accrued Income	11,487
Receivables for Capital Shares Issued	179
Variation Margin Receivable—Futures Contracts	110
Variation Margin Receivable—Centrally Cleared Swap Contracts	4
Total Assets	3,083,742
Liabilities
Payables for Investment Securities Purchased	36,405
Payables to Investment Advisor	389
Payables for Capital Shares Redeemed	4,621
Payables to Vanguard	198
Total Liabilities	41,613
Net Assets	3,042,129
At June 30, 2022, net assets consisted of:

Paid-in Capital	2,650,204
Total Distributable Earnings (Loss)	391,925
Net Assets	3,042,129

Net Assets
Applicable to 143,031,374 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,042,129
Net Asset Value Per Share	$21.27

See accompanying Notes, which are an integral part of the Financial Statements.
17

Balanced Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	19,838
Interest	16,237
Securities Lending—Net	—
Total Income	36,075
Expenses
Investment Advisory Fees—Note B
Basic Fee	851
Performance Adjustment	(102)
The Vanguard Group—Note C
Management and Administrative	2,516
Marketing and Distribution	103
Custodian Fees	15
Shareholders’ Reports	43
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	3,432
Expenses Paid Indirectly	(1)
Net Expenses	3,431
Net Investment Income	32,644
Realized Net Gain (Loss)
Investment Securities Sold[2]	100,218
Futures Contracts	(2,529)
Swap Contracts	110
Forward Currency Contracts	(12)
Foreign Currencies	48
Realized Net Gain (Loss)	97,835
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(729,210)
Futures Contracts	(244)
Swap Contracts	(218)
Foreign Currencies	(90)
Change in Unrealized Appreciation (Depreciation)	(729,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	(599,283)
1	Dividends are net of foreign withholding taxes of $681,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $0, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,644	62,487
Realized Net Gain (Loss)	97,835	311,922
Change in Unrealized Appreciation (Depreciation)	(729,762)	242,651
Net Increase (Decrease) in Net Assets Resulting from Operations	(599,283)	617,060
Distributions
Total Distributions	(375,204)	(240,358)
Capital Share Transactions
Issued	110,531	255,089
Issued in Lieu of Cash Distributions	375,204	240,358
Redeemed	(256,500)	(431,072)
Net Increase (Decrease) from Capital Share Transactions	229,235	64,375
Total Increase (Decrease)	(745,252)	441,077
Net Assets
Beginning of Period	3,787,381	3,346,304
End of Period	3,042,129	3,787,381

See accompanying Notes, which are an integral part of the Financial Statements.
18

Balanced Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$28.41	$25.68	$24.94	$22.20	$24.80	$23.03
Investment Operations
Net Investment Income[1]	.236	.468	.526	.623	.626	.582
Net Realized and Unrealized Gain (Loss) on Investments	(4.491)	4.137	1.692	4.105	(1.414)	2.648
Total from Investment Operations	(4.255)	4.605	2.218	4.728	(.788)	3.230
Distributions
Dividends from Net Investment Income	(.480)	(.497)	(.666)	(.660)	(.582)	(.567)
Distributions from Realized Capital Gains	(2.405)	(1.378)	(.812)	(1.328)	(1.230)	(.893)
Total Distributions	(2.885)	(1.875)	(1.478)	(1.988)	(1.812)	(1.460)
Net Asset Value, End of Period	$21.27	$28.41	$25.68	$24.94	$22.20	$24.80
Total Return	-16.08%	19.02%	10.68%	22.48%	-3.41%	14.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,042	$3,787	$3,346	$3,267	$2,708	$2,942
Ratio of Total Expenses to Average Net Assets[2]	0.21%[3]	0.20%	0.20%	0.21%	0.21%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.76%	2.24%	2.68%	2.67%	2.49%
Portfolio Turnover Rate[4]	18%	33%	49%	29%	36%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), (0.00%), (0.00%), and (0.00%).
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.21%.
4	Includes 2%, 1%, 3%, 8%, 2%, and 0%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Balanced Portfolio
Notes to Financial Statements
The Balanced Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
20

Balanced Portfolio
4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s
21

Balanced Portfolio
net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2022, the portfolio’s average investment in forward currency contracts represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open forward currency contracts at June 30, 2022.
8. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each
22

Balanced Portfolio
counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2022, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
12. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
23

Balanced Portfolio
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the portfolio’s understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
B.	Wellington Management Company llp provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Barclays U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended June 30, 2022, the investment advisory fee represented an effective annual basic rate of 0.05% of the portfolio’s average net assets, before a net decrease of $102,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $117,000, representing less than 0.01% of the portfolio’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. For the period ended June 30, 2022, these arrangements reduced the portfolio’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
24

Balanced Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,791,710	185,991	—	1,977,701
U.S. Government and Agency Obligations	—	264,958	—	264,958
Asset-Backed/Commercial Mortgage-Backed Securities	—	28,032	—	28,032
Corporate Bonds	—	676,609	—	676,609
Sovereign Bonds	—	12,015	—	12,015
Taxable Municipal Bonds	—	53,831	—	53,831
Temporary Cash Investments	12	58,400	—	58,412
Total	1,791,722	1,279,836	—	3,071,558
Derivative Financial Instruments
Assets
Futures Contracts[1]	58	—	—	58
Liabilities
Futures Contracts[1]	169	—	—	169
Swap Contracts	218	—	—	218
Total	387	—	—	387
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At June 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[CandidateRowToEvaluate][1]	58	—	—	58
Total Assets[CandidateRowToEvaluate]	58	—	—	58

Unrealized Depreciation—Futures Contracts[CandidateRowToEvaluate][1]	169	—	—	169
Unrealized Depreciation—Centrally Cleared Swap Contracts[CandidateRowToEvaluate][1]	—	—	218	218
Total Liabilities[CandidateRowToEvaluate]	169	—	218	387
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(2,529)	—	—	(2,529)
Swap Contracts	—	—	110	110
Forward Currency Contracts	—	(12)	—	(12)
Realized Net Gain (Loss) on Derivatives	(2,529)	(12)	110	(2,431)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(244)	—	—	(244)
Swap Contracts	—	—	(218)	(218)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(244)	—	(218)	(462)
25

Balanced Portfolio
G.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,806,225
Gross Unrealized Appreciation	499,710
Gross Unrealized Depreciation	(234,706)
Net Unrealized Appreciation (Depreciation)	265,004
H.	During the six months ended June 30, 2022, the portfolio purchased $324,694,000 of investment securities and sold $401,742,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $289,442,000 and $299,218,000, respectively.
I.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	4,471	9,605
Issued in Lieu of Cash Distributions	15,732	9,716
Redeemed	(10,463)	(16,345)
Net Increase (Decrease) in Shares Outstanding	9,740	2,976
J.	At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 68% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
K.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
26

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Balanced Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio managers leverage tenured teams of equity and fixed income research analysts who conduct detailed fundamental analysis of their respective industries and companies. In managing the equity portion of the portfolio, the advisor employs a bottom-up, fundamental research approach focusing on high-quality companies with above-average yields, strong balance sheets, sustainable competitive advantages, and attractive valuations. In managing the fixed income portion of the portfolio, the advisor focuses on investment-grade corporate bonds. The firm has advised the portfolio since its inception in 1991.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio’s shareholders benefit from economies of scale because of breakpoints in the portfolio’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the portfolio’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
27

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Balanced Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
28

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Q692B 082022

Semiannual Report   |   June 30, 2022
Vanguard Variable Insurance Funds
Capital Growth Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	10
Liquidity Risk Management	11

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2022
Capital Growth Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$823.40	$1.54
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.11	1.71
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.34%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Capital Growth Portfolio
Portfolio Allocation
As of June 30, 2022
Communication Services	6.7%
Consumer Discretionary	11.4
Consumer Staples	0.1
Energy	2.1
Financials	7.3
Health Care	30.6
Industrials	13.3
Information Technology	27.2
Materials	1.3
The table reflects the portfolio’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Capital Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.7%)
Communication Services (6.5%)
*	Alphabet Inc. Class A	15,000	32,689
*	Baidu Inc. ADR	125,600	18,680
*	Alphabet Inc. Class C	8,370	18,309
*	Walt Disney Co.	92,300	8,713
	Activision Blizzard Inc.	91,300	7,109
*	Charter Communications Inc. Class A	5,400	2,530
*	Meta Platforms Inc. Class A	12,500	2,016
*	Live Nation Entertainment Inc.	12,800	1,057
			91,103
Consumer Discretionary (11.0%)
*	Tesla Inc.	49,800	33,536
*	Alibaba Group Holding Ltd. ADR	233,100	26,499
	Sony Group Corp. ADR	322,400	26,363
*	Mattel Inc.	615,200	13,738
	Ross Stores Inc.	182,800	12,838
	Whirlpool Corp.	70,900	10,980
	TJX Cos. Inc.	192,500	10,751
*	Amazon.com Inc.	82,800	8,794
	Bath & Body Works Inc.	91,100	2,452
*	Dollar Tree Inc.	14,800	2,307
*	Royal Caribbean Cruises Ltd.	42,600	1,487
	eBay Inc.	35,400	1,475
*	Carnival Corp.	158,300	1,369
	Marriott International Inc. Class A	8,400	1,143
			153,732
Consumer Staples (0.1%)
	Sysco Corp.	22,900	1,940
Energy (2.1%)
	Hess Corp.	134,700	14,270
	Pioneer Natural Resources Co.	48,500	10,819
	EOG Resources Inc.	32,700	3,612
			28,701
Financials (7.0%)
	Wells Fargo & Co.	684,100	26,796
	JPMorgan Chase & Co.	143,200	16,126
	Marsh & McLennan Cos. Inc.	95,000	14,749
	Bank of America Corp.	380,300	11,839
	Charles Schwab Corp.	163,500	10,330
	Raymond James Financial Inc.	96,350	8,614
	Progressive Corp.	33,600	3,907
	US Bancorp	61,500	2,830
	CME Group Inc.	8,500	1,740
	Citigroup Inc.	31,700	1,458
			98,389
		Shares	Market Value• ($000)
Health Care (29.6%)
	Eli Lilly & Co.	377,071	122,258
	Amgen Inc.	215,371	52,400
*	Biogen Inc.	208,300	42,481
	AstraZeneca plc ADR	601,900	39,768
	Thermo Fisher Scientific Inc.	54,500	29,609
*	Boston Scientific Corp.	640,902	23,886
	Bristol-Myers Squibb Co.	279,900	21,552
	Novartis AG ADR	247,350	20,908
	Roche Holding AG	40,007	13,374
*	BioMarin Pharmaceutical Inc.	129,100	10,699
	Abbott Laboratories	63,900	6,943
*	Elanco Animal Health Inc. (XNYS)	340,416	6,682
	CVS Health Corp.	62,400	5,782
	Zimmer Biomet Holdings Inc.	45,500	4,780
*	BeiGene Ltd. ADR	23,700	3,836
	Medtronic plc	31,300	2,809
	Agilent Technologies Inc.	20,000	2,375
*	IQVIA Holdings Inc.	10,200	2,213
	Stryker Corp.	8,400	1,671
			414,026
Industrials (12.8%)
	FedEx Corp.	204,000	46,249
*	Southwest Airlines Co.	646,650	23,357
	Siemens AG (Registered)	190,334	19,566
	Union Pacific Corp.	57,700	12,306
*	United Airlines Holdings Inc.	309,900	10,977
	Airbus SE	111,954	10,950
	Caterpillar Inc.	53,400	9,546
*	American Airlines Group Inc.	535,000	6,784
	United Parcel Service Inc. Class B	35,850	6,544
*	Delta Air Lines Inc.	211,700	6,133
	Textron Inc.	77,100	4,708
*	Alaska Air Group Inc.	108,100	4,329
*	TransDigm Group Inc.	7,450	3,998
	Deere & Co.	9,400	2,815
	Carrier Global Corp.	73,800	2,632
	General Dynamics Corp.	10,700	2,367
	AMETEK Inc.	21,000	2,308
	CSX Corp.	77,700	2,258
	Otis Worldwide Corp.	21,250	1,502
			179,329
Information Technology (26.3%)
	Microsoft Corp.	231,100	59,353
	Texas Instruments Inc.	271,800	41,762
*	Adobe Inc.	107,000	39,168
	Micron Technology Inc.	572,700	31,659
	KLA Corp.	98,500	31,429
	Intel Corp.	649,800	24,309
	NetApp Inc.	207,800	13,557
	Oracle Corp.	185,600	12,968
		Shares	Market Value• ($000)
	Intuit Inc.	32,300	12,450
	HP Inc.	362,350	11,878
	QUALCOMM Inc.	88,000	11,241
	Telefonaktiebolaget LM Ericsson ADR	1,414,200	10,465
	Hewlett Packard Enterprise Co.	723,050	9,588
	Analog Devices Inc.	65,600	9,583
	Visa Inc. Class A	44,100	8,683
	NVIDIA Corp.	48,400	7,337
	Apple Inc.	37,800	5,168
	Cisco Systems Inc.	117,600	5,014
	Entegris Inc.	51,300	4,726
*	Splunk Inc.	41,700	3,689
	Corning Inc.	96,250	3,033
	Applied Materials Inc.	31,800	2,893
*	Plantronics Inc.	54,150	2,149
*	PayPal Holdings Inc.	24,000	1,676
	Mastercard Inc. Class A	4,700	1,483
	Fidelity National Information Services Inc.	13,300	1,219
*	Autodesk Inc.	5,900	1,015
*	BlackBerry Ltd.	148,000	798
			368,293
Materials (1.3%)
	Albemarle Corp.	32,100	6,708
	Glencore plc	702,066	3,803
	Freeport-McMoRan Inc.	65,500	1,917
	Linde plc	6,300	1,811
	Corteva Inc.	30,700	1,662
	DuPont de Nemours Inc.	18,066	1,004
	Dow Inc.	18,066	932
			17,837
Total Common Stocks (Cost $919,358)			1,353,350
Temporary Cash Investments (3.2%)
Money Market Fund (3.2%)
[1]	Vanguard Market Liquidity Fund, 1.417% (Cost $45,254)	452,560	45,243
Total Investments (99.9%) (Cost $964,612)			1,398,593
Other Assets and Liabilities—Net (0.1%)			1,391
Net Assets (100%)			1,399,984
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Capital Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $919,358)	1,353,350
Affiliated Issuers (Cost $45,254)	45,243
Total Investments in Securities	1,398,593
Investment in Vanguard	55
Cash	58
Receivables for Accrued Income	1,806
Receivables for Capital Shares Issued	323
Total Assets	1,400,835
Liabilities
Payables for Investment Securities Purchased	43
Payables to Investment Advisor	567
Payables for Capital Shares Redeemed	130
Payables to Vanguard	111
Total Liabilities	851
Net Assets	1,399,984
At June 30, 2022, net assets consisted of:

Paid-in Capital	907,589
Total Distributable Earnings (Loss)	492,395
Net Assets	1,399,984

Net Assets
Applicable to 37,026,153 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,399,984
Net Asset Value Per Share	$37.81

See accompanying Notes, which are an integral part of the Financial Statements.
4

Capital Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	11,539
Interest[2]	118
Securities Lending—Net	5
Total Income	11,662
Expenses
Investment Advisory Fees—Note B	1,190
The Vanguard Group—Note C
Management and Administrative	1,396
Marketing and Distribution	54
Custodian Fees	13
Shareholders’ Reports	25
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	2,682
Net Investment Income	8,980
Realized Net Gain (Loss)
Investment Securities Sold[2]	50,629
Foreign Currencies	2
Realized Net Gain (Loss)	50,631
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(365,109)
Foreign Currencies	(24)
Change in Unrealized Appreciation (Depreciation)	(365,133)
Net Increase (Decrease) in Net Assets Resulting from Operations	(305,522)
1	Dividends are net of foreign withholding taxes of $385,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $118,000, ($4,000), and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,980	13,998
Realized Net Gain (Loss)	50,631	503,946
Change in Unrealized Appreciation (Depreciation)	(365,133)	(120,020)
Net Increase (Decrease) in Net Assets Resulting from Operations	(305,522)	397,924
Distributions
Total Distributions	(157,677)	(175,523)
Capital Share Transactions
Issued	82,876	196,815
Issued in Lieu of Cash Distributions	157,677	175,523
Redeemed	(152,388)	(912,117)
Net Increase (Decrease) from Capital Share Transactions	88,165	(539,779)
Total Increase (Decrease)	(375,034)	(317,378)
Net Assets
Beginning of Period	1,775,018	2,092,396
End of Period	1,399,984	1,775,018

See accompanying Notes, which are an integral part of the Financial Statements.
5

Capital Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$50.69	$45.21	$40.76	$33.49	$35.12	$28.36
Investment Operations
Net Investment Income[1]	.249	.356	.478	.503	.429	.366
Net Realized and Unrealized Gain (Loss) on Investments	(8.525)	8.959	5.768	8.182	(.754)	7.580
Total from Investment Operations	(8.276)	9.315	6.246	8.685	(.325)	7.946
Distributions
Dividends from Net Investment Income	(.390)	(.480)	(.574)	(.411)	(.315)	(.371)
Distributions from Realized Capital Gains	(4.214)	(3.355)	(1.222)	(1.004)	(.990)	(.815)
Total Distributions	(4.604)	(3.835)	(1.796)	(1.415)	(1.305)	(1.186)
Net Asset Value, End of Period	$37.81	$50.69	$45.21	$40.76	$33.49	$35.12
Total Return	-17.66%	21.54%	17.47%	26.50%	-1.18%	28.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,400	$1,775	$2,092	$1,976	$1,596	$1,416
Ratio of Total Expenses to Average Net Assets	0.34%	0.34%	0.34%	0.34%	0.34%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.14%	0.73%	1.25%	1.37%	1.18%	1.16%
Portfolio Turnover Rate	1%	5%[2]	6%	5%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Capital Growth Portfolio
Notes to Financial Statements
The Capital Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending
7

Capital Growth Portfolio
income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	PRIMECAP Management Company provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. For the six months ended June 30, 2022, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $55,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
8

Capital Growth Portfolio
The following table summarizes the market value of the portfolio’s investments as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,305,657	47,693	—	1,353,350
Temporary Cash Investments	45,243	—	—	45,243
Total	1,350,900	47,693	—	1,398,593
E.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	964,612
Gross Unrealized Appreciation	534,484
Gross Unrealized Depreciation	(100,503)
Net Unrealized Appreciation (Depreciation)	433,981
F.	During the six months ended June 30, 2022, the portfolio purchased $20,050,000 of investment securities and sold $78,523,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	1,920	4,068
Issued in Lieu of Cash Distributions	3,557	3,846
Redeemed	(3,467)	(19,180)
Net Increase (Decrease) in Shares Outstanding	2,010	(11,266)
At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 56% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
9

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Capital Growth Portfolio has renewed the portfolio’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. Five experienced portfolio managers are responsible for separate subportfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. The firm has managed the portfolio since its inception in 2002.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangement again after a one-year period.
10

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Capital Growth Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
11

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Q692CG 082022

Semiannual Report  |  June 30, 2022
Vanguard Variable Insurance Funds
Conservative Allocation Portfolio

Contents
About Your Portfolio's Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Conservative Allocation Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Conservative Allocation Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2022
Conservative Allocation Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$857.80	$0.60
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying portfolio's annualized expense figure for that period is 0.13%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Conservative Allocation Portfolio
Underlying Vanguard Funds
As of June 30, 2022
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	42.6%
Vanguard Variable Insurance Funds—Equity Index Portfolio	19.9
Vanguard Total International Bond Index Fund Admiral Shares	18.3
Vanguard Total International Stock Index Fund Admiral Shares	15.6
Vanguard Extended Market Index Fund Admiral Shares	3.6
The table reflects the portfolio's investments, except for short-term investments.
2

Conservative Allocation Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (23.4%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	1,815,783	90,117
Vanguard Extended Market Index Fund Admiral Shares	161,957	16,111
		106,228
International Stock Fund (15.6%)
Vanguard Total International Stock Index Fund Admiral Shares	2,555,631	70,612
U.S. Bond Fund (42.6%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	18,141,890	193,030
International Bond Fund (18.4%)
Vanguard Total International Bond Index Fund Admiral Shares	4,203,778	83,151
Total Investment Companies (Cost $492,462)		453,021
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 1.417% (Cost $21)	213	21
Total Investments (100.0%) (Cost $492,483)		453,042
Other Assets and Liabilities—Net (0.0%)		(44)
Net Assets (100%)		452,998
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Conservative Allocation Portfolio
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $492,483)	453,042
Receivables for Investment Securities Sold	477
Receivables for Accrued Income	70
Total Assets	453,589
Liabilities
Payables for Investment Securities Purchased	70
Payables for Capital Shares Redeemed	521
Total Liabilities	591
Net Assets	452,998
At June 30, 2022, net assets consisted of:

Paid-in Capital	476,167
Total Distributable Earnings (Loss)	(23,169)
Net Assets	452,998

Net Assets
Applicable to 19,752,120 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	452,998
Net Asset Value Per Share	$22.93
See accompanying Notes, which are an integral part of the Financial Statements.
4

Conservative Allocation Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	6,728
Net Investment Income—Note B	6,728
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	5,724
Affiliated Funds Sold	4,374
Futures Contracts	(8)
Realized Net Gain (Loss)	10,090
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(93,005)
Net Increase (Decrease) in Net Assets Resulting from Operations	(76,187)
See accompanying Notes, which are an integral part of the Financial Statements.
5

Conservative Allocation Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,728	11,746
Realized Net Gain (Loss)	10,090	21,001
Change in Unrealized Appreciation (Depreciation)	(93,005)	(1,465)
Net Increase (Decrease) in Net Assets Resulting from Operations	(76,187)	31,282
Distributions
Total Distributions	(32,935)	(26,291)
Capital Share Transactions
Issued	31,389	80,224
Issued in Lieu of Cash Distributions	32,935	26,291
Redeemed	(50,922)	(84,112)
Net Increase (Decrease) from Capital Share Transactions	13,402	22,403
Total Increase (Decrease)	(95,720)	27,394
Net Assets
Beginning of Period	548,718	521,324
End of Period	452,998	548,718
See accompanying Notes, which are an integral part of the Financial Statements.
6

Conservative Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$28.60	$28.40	$26.53	$24.02	$25.84	$24.22
Investment Operations
Net Investment Income[1]	.346	.613	.499	.660	.581	.592
Capital Gain Distributions Received[1]	.295	.345	.123	.117	.100	.203
Net Realized and Unrealized Gain (Loss) on Investments	(4.550)	.664	2.266	2.921	(1.417)	1.769
Total from Investment Operations	(3.909)	1.622	2.888	3.698	(.736)	2.564
Distributions
Dividends from Net Investment Income	(.639)	(.440)	(.631)	(.585)	(.519)	(.500)
Distributions from Realized Capital Gains	(1.122)	(.982)	(.387)	(.603)	(.565)	(.444)
Total Distributions	(1.761)	(1.422)	(1.018)	(1.188)	(1.084)	(.944)
Net Asset Value, End of Period	$22.93	$28.60	$28.40	$26.53	$24.02	$25.84
Total Return	-14.22%	5.99%	11.73%	15.83%	-2.98%	10.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$453	$549	$521	$425	$321	$306
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.63%	2.17%	1.90%	2.61%	2.33%	2.38%
Portfolio Turnover Rate	7%	12%	27%	10%	18%	19%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Conservative Allocation Portfolio
Notes to Financial Statements
The Conservative Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2022.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an
8

Conservative Allocation Portfolio
agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2022, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	492,553
Gross Unrealized Appreciation	10,966
Gross Unrealized Depreciation	(50,477)
Net Unrealized Appreciation (Depreciation)	(39,511)
9

Conservative Allocation Portfolio
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	1,229	2,842
Issued in Lieu of Cash Distributions	1,307	970
Redeemed	(1,973)	(2,981)
Net Increase (Decrease) in Shares Outstanding	563	831
At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 78% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2022 Market Value ($000)
Vanguard Extended Market Index Fund	22,384	164	101	45	(6,381)	48	—	16,111
Vanguard Market Liquidity Fund	24	NA1	NA1	—	—	—	—	21
Vanguard Total International Bond Index Fund	97,214	1,222	5,529	(96)	(9,660)	395	—	83,151
Vanguard Total International Stock Index Fund	89,655	5,271	7,967	1,406	(17,753)	924	—	70,612
Vanguard Variable Insurance Funds—Equity Index Portfolio	110,814	17,439	11,039	3,351	(30,448)	1,279	4,276	90,117
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	228,574	12,049	18,498	(332)	(28,763)	4,082	1,448	193,030
Total	548,665	36,145	43,134	4,374	(93,005)	6,728	5,724	453,042
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Conservative Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Conservative Allocation Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692CA 082022

Semiannual Report   |   June 30, 2022
Vanguard Variable Insurance Funds
Diversified Value Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	12
Liquidity Risk Management	14

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2022
Diversified Value Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$840.90	$1.32
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.36	1.45
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.29%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Diversified Value Portfolio
Portfolio Allocation
As of June 30, 2022
Communication Services	8.3%
Consumer Discretionary	10.2
Consumer Staples	5.2
Energy	6.9
Financials	18.4
Health Care	16.5
Industrials	10.5
Information Technology	20.4
Materials	1.1
Real Estate	1.4
Utilities	1.1
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Diversified Value Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.2%)
Communication Services (7.8%)
*	Alphabet Inc. Class A	21,278	46,370
	Comcast Corp. Class A	189,338	7,430
*	Warner Bros Discovery Inc.	541,179	7,263
*	Walt Disney Co.	62,711	5,920
	Vodafone Group plc ADR	368,149	5,736
	News Corp. Class A	258,744	4,031
	Paramount Global Inc. Class B	89,100	2,199
	Omnicom Group Inc.	29,391	1,869
			80,818
Consumer Discretionary (9.6%)
*	Amazon.com Inc.	227,440	24,156
	McDonald's Corp.	57,753	14,258
*	General Motors Co.	343,983	10,925
	Magna International Inc.	142,575	7,827
	Home Depot Inc.	26,725	7,330
	Dollar General Corp.	29,082	7,138
*	Aptiv plc	75,250	6,703
	Lowe's Cos. Inc.	37,788	6,600
	NIKE Inc. Class B	47,090	4,813
	Starbucks Corp.	55,980	4,276
*	Booking Holdings Inc.	1,800	3,148
*	Adient plc	41,837	1,240
*	Goodyear Tire & Rubber Co.	109,808	1,176
			99,590
Consumer Staples (4.9%)
	Coca-Cola Co.	216,386	13,613
	Procter & Gamble Co.	92,970	13,368
	Sysco Corp.	113,270	9,595
	Unilever plc ADR	165,293	7,576
	Mondelez International Inc. Class A	58,482	3,631
	Estee Lauder Cos. Inc. Class A	11,867	3,022
			50,805
Energy (6.5%)
	ConocoPhillips	189,278	16,999
	Marathon Oil Corp.	385,487	8,666
	APA Corp.	231,253	8,071
	Shell plc ADR	141,036	7,375
	NOV Inc.	379,315	6,414
	Halliburton Co.	175,779	5,513
	Hess Corp.	44,312	4,694
	Murphy Oil Corp.	105,040	3,171
	Cenovus Energy Inc.	143,100	2,720
	Baker Hughes Co. Class A	67,300	1,943
	Schlumberger NV	50,500	1,806
			67,372
Financials (17.4%)
	Wells Fargo & Co.	548,764	21,495
	Citigroup Inc.	433,853	19,953
	Bank of America Corp.	633,529	19,722
	Intercontinental Exchange Inc.	190,339	17,899
	American International Group Inc.	298,802	15,278
		Shares	Market Value• ($000)
	American Express Co.	108,349	15,019
	Marsh & McLennan Cos. Inc.	74,233	11,525
	PNC Financial Services Group Inc.	69,607	10,982
	Goldman Sachs Group Inc.	30,690	9,115
	Bank of New York Mellon Corp.	211,734	8,831
	Hartford Financial Services Group Inc.	106,400	6,962
	Commerce Bancshares Inc.	79,493	5,219
	First Citizens BancShares Inc. Class A	7,772	5,081
	Citizens Financial Group Inc.	118,961	4,246
	Travelers Cos. Inc.	19,182	3,244
	Credit Suisse Group AG ADR	484,400	2,747
	Equitable Holdings Inc.	65,264	1,701
	State Street Corp.	23,210	1,431
			180,450
Health Care (15.5%)
	Johnson & Johnson	159,289	28,275
	Medtronic plc	217,233	19,497
	Thermo Fisher Scientific Inc.	26,488	14,390
	Humana Inc.	29,935	14,012
	Danaher Corp.	50,439	12,787
	Elevance Health Inc.	23,381	11,283
*	Boston Scientific Corp.	225,613	8,409
	UnitedHealth Group Inc.	15,574	7,999
	Zoetis Inc.	42,834	7,363
*	IQVIA Holdings Inc.	31,163	6,762
*	Centene Corp.	79,060	6,689
	CVS Health Corp.	63,300	5,865
*	Vertex Pharmaceuticals Inc.	15,633	4,405
	Sanofi ADR	75,064	3,756
	HCA Healthcare Inc.	22,200	3,731
	GlaxoSmithKline plc ADR	75,916	3,305
	Zimmer Biomet Holdings Inc.	24,011	2,523
			161,051
Industrials (9.9%)
	General Electric Co.	311,452	19,830
	Honeywell International Inc.	92,746	16,120
	Norfolk Southern Corp.	47,719	10,846
	FedEx Corp.	46,673	10,581
	Waste Management Inc.	57,355	8,774
	Cummins Inc.	28,551	5,526
	CNH Industrial NV	432,434	5,012
	Raytheon Technologies Corp.	49,900	4,796
*	Boeing Co.	34,600	4,731
	Caterpillar Inc.	23,738	4,243
	PACCAR Inc.	50,520	4,160
	HEICO Corp.	29,671	3,891
*	Southwest Airlines Co.	73,932	2,670
*	Fluor Corp.	64,750	1,576
*	Iveco Group NV	94,306	499
			103,255
		Shares	Market Value• ($000)
Information Technology (19.2%)
	Microsoft Corp.	217,403	55,836
	Visa Inc. Class A	90,735	17,865
	Cisco Systems Inc.	282,345	12,039
	Oracle Corp.	165,364	11,554
	Analog Devices Inc.	78,128	11,414
*	F5 Inc.	62,700	9,595
*	Salesforce Inc.	55,793	9,208
*	Workday Inc. Class A	61,700	8,612
	Texas Instruments Inc.	55,202	8,482
	Amphenol Corp. Class A	111,329	7,167
	Accenture plc Class A	25,319	7,030
*	Adobe Inc.	17,211	6,300
	Applied Materials Inc.	58,961	5,364
	Corning Inc.	163,030	5,137
	Telefonaktiebolaget LM Ericsson ADR	629,315	4,657
	Micron Technology Inc.	73,600	4,069
	TE Connectivity Ltd.	35,960	4,069
*	Palo Alto Networks Inc.	6,330	3,127
	Cognizant Technology Solutions Corp. Class A	33,200	2,241
*	Fiserv Inc.	24,000	2,135
*	PayPal Holdings Inc.	29,876	2,086
	Cognex Corp.	38,764	1,648
			199,635
Materials (1.1%)
	Avery Dennison Corp.	34,674	5,612
	Olin Corp.	85,000	3,934
	International Paper Co.	37,197	1,556
			11,102
Real Estate (1.3%)
	Prologis Inc.	119,403	14,048
Utilities (1.0%)
	PPL Corp.	397,555	10,786
Total Common Stocks (Cost $950,410)			978,912
Temporary Cash Investments (5.8%)
Money Market Fund (5.8%)
[1]	Vanguard Market Liquidity Fund, 1.417% (Cost $59,758)	597,614	59,744
Total Investments (100.0%) (Cost $1,010,168)			1,038,656
Other Assets and Liabilities—Net (0.0%)			430
Net Assets (100%)			1,039,086
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
3

Diversified Value Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	158	29,937	(862)

See accompanying Notes, which are an integral part of the Financial Statements.
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Diversified Value Portfolio
Statement of Assets and Liabilities
As of June 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $950,410)	978,912
Affiliated Issuers (Cost $59,758)	59,744
Total Investments in Securities	1,038,656
Investment in Vanguard	42
Cash Collateral Pledged—Futures Contracts	1,661
Receivables for Accrued Income	1,328
Receivables for Capital Shares Issued	222
Total Assets	1,041,909
Liabilities
Due to Custodian	238
Payables for Investment Securities Purchased	1,357
Payables to Investment Advisor	354
Payables for Capital Shares Redeemed	554
Payables to Vanguard	69
Variation Margin Payable—Futures Contracts	251
Total Liabilities	2,823
Net Assets	1,039,086
At June 30, 2022, net assets consisted of:

Paid-in Capital	969,173
Total Distributable Earnings (Loss)	69,913
Net Assets	1,039,086

Net Assets
Applicable to 78,072,080 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,039,086
Net Asset Value Per Share	$13.31

See accompanying Notes, which are an integral part of the Financial Statements.
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Diversified Value Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	8,854
Interest[2]	158
Securities Lending—Net	3
Total Income	9,015
Expenses
Investment Advisory Fees—Note B
Basic Fee	680
Performance Adjustment	46
The Vanguard Group—Note C
Management and Administrative	867
Marketing and Distribution	41
Custodian Fees	6
Shareholders’ Reports	10
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	1,654
Net Investment Income	7,361
Realized Net Gain (Loss)
Investment Securities Sold[2]	43,717
Futures Contracts	(7,566)
Realized Net Gain (Loss)	36,151
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(240,385)
Futures Contracts	(1,475)
Change in Unrealized Appreciation (Depreciation)	(241,860)
Net Increase (Decrease) in Net Assets Resulting from Operations	(198,348)
1	Dividends are net of foreign withholding taxes of $57,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $156,000, ($5,000), and ($8,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,361	12,799
Realized Net Gain (Loss)	36,151	101,666
Change in Unrealized Appreciation (Depreciation)	(241,860)	169,248
Net Increase (Decrease) in Net Assets Resulting from Operations	(198,348)	283,713
Distributions
Total Distributions	(114,358)	(28,403)
Capital Share Transactions
Issued	98,338	192,120
Issued in Lieu of Cash Distributions	114,358	28,402
Redeemed	(89,638)	(198,338)
Net Increase (Decrease) from Capital Share Transactions	123,058	22,184
Total Increase (Decrease)	(189,648)	277,494
Net Assets
Beginning of Period	1,228,734	951,240
End of Period	1,039,086	1,228,734

See accompanying Notes, which are an integral part of the Financial Statements.
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Diversified Value Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$17.45	$13.74	$16.45	$14.33	$17.04	$17.11
Investment Operations
Net Investment Income[1]	.098	.183	.209	.364	.412	.401
Net Realized and Unrealized Gain (Loss) on Investments	(2.628)	3.940	.133	3.135	(1.872)	1.658
Total from Investment Operations	(2.530)	4.123	.342	3.499	(1.460)	2.059
Distributions
Dividends from Net Investment Income	(.181)	(.174)	(.409)	(.462)	(.423)	(.491)
Distributions from Realized Capital Gains	(1.429)	(.239)	(2.643)	(.917)	(.827)	(1.638)
Total Distributions	(1.610)	(.413)	(3.052)	(1.379)	(1.250)	(2.129)
Net Asset Value, End of Period	$13.31	$17.45	$13.74	$16.45	$14.33	$17.04
Total Return	-15.91%	30.47%	11.78%	25.70%	-9.12%	13.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,039	$1,229	$951	$974	$887	$1,137
Ratio of Total Expenses to Average Net Assets[2]	0.29%	0.28%	0.28%	0.24%	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.14%	1.70%	2.39%	2.58%	2.45%
Portfolio Turnover Rate	14%	25%	34%	117%	18%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.00%, (0.03%), (0.03%), and (0.03%).

See accompanying Notes, which are an integral part of the Financial Statements.
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Diversified Value Portfolio
Notes to Financial Statements
The Diversified Value Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its
8

Diversified Value Portfolio
counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC, each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC, are subject to quarterly adjustments based on performance relative to the S&P 500 Index and the Russell 1000 Value Index, respectively, since December 31, 2019.
Vanguard manages the cash reserves of the portfolio as described below.
For the six months ended June 30, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.12% of the portfolio’s average net assets, before a net increase of $46,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
9

Diversified Value Portfolio
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $42,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	978,413	499	—	978,912
Temporary Cash Investments	59,744	—	—	59,744
Total	1,038,157	499	—	1,038,656
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	862	—	—	862
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,010,981
Gross Unrealized Appreciation	133,149
Gross Unrealized Depreciation	(106,336)
Net Unrealized Appreciation (Depreciation)	26,813
F.	During the six months ended June 30, 2022, the portfolio purchased $168,730,000 of investment securities and sold $155,410,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	6,111	12,190
Issued in Lieu of Cash Distributions	7,279	1,880
Redeemed	(5,723)	(12,901)
Net Increase (Decrease) in Shares Outstanding	7,667	1,169
At June 30, 2022, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of at least 25% or more of the portfolio’s net assets, with a combined ownership of 79%. If any of these shareholders were to redeem their investment in the portfolio, the
10

Diversified Value Portfolio
redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Variable Insurance Funds Diversified Value Portfolio has renewed the portfolio’s investment advisory arrangement with Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), and Lazard Asset Management LLC (Lazard). The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided by Hotchkis and Wiley and Lazard and took into account the organizational depth and stability of each advisor. The board considered the following:
Hotchkis and Wiley. Founded in 1980, Hotchkis and Wiley is a value-oriented firm that manages various large-, mid-, and small-cap portfolios. Hotchkis and Wiley invests in companies where it believes that the present value of future cash flows exceeds the market price. The firm believes that the market frequently undervalues companies because of the extrapolation of current trends, while capital flows normally cause a company’s returns and profitability to normalize over the long term. Hotchkis and Wiley seeks to identify these companies with a disciplined, bottom-up research process. The portfolio managers leverage the support of a broad analyst team, which is organized into sector teams in an effort to better understand the impact that industry dynamics and macroeconomic risk factors might have on individual companies. Hotchkis and Wiley has managed a portion of the portfolio since December 2019.
Lazard. Lazard, a subsidiary of the investment bank Lazard Ltd., provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities.
The investment team at Lazard employs a relative value, bottom-up stock selection process to identify stocks with sustainable financial productivity and attractive valuations. Utilizing scenario analysis, the team seeks to understand the durability and future direction of financial productivity and valuation. Lazard has managed a portion of the portfolio since December 2019.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.
Investment performance
The board considered the performance of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
12

Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Hotchkis and Wiley and Lazard in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio will realize economies of scale that are built into the advisory fee rates negotiated with Hotchkis and Wiley and Lazard without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangements again after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering Diversified Value Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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Q692DV 082022

Semiannual Report   |   June 30, 2022
Vanguard Variable Insurance Funds
Equity Income Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	12
Liquidity Risk Management	14

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2022
Equity Income Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$923.80	$1.48
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.26	1.56
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.31%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Equity Income Portfolio
Portfolio Allocation
As of June 30, 2022
Communication Services	3.3%
Consumer Discretionary	5.3
Consumer Staples	12.9
Energy	8.3
Financials	18.6
Health Care	20.1
Industrials	9.1
Information Technology	9.7
Materials	3.8
Real Estate	0.6
Utilities	8.3
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Equity Income Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.0%)
Communication Services (3.3%)
	Comcast Corp. Class A	783,788	30,756
	Verizon Communications Inc.	438,521	22,255
	AT&T Inc.	164,751	3,453
	Interpublic Group of Cos. Inc.	88,819	2,445
			58,909
Consumer Discretionary (5.1%)
	Home Depot Inc.	87,137	23,899
	Lowe's Cos. Inc.	114,372	19,977
	TJX Cos. Inc.	244,554	13,658
	McDonald's Corp.	46,448	11,467
	Starbucks Corp.	86,213	6,586
	Target Corp.	37,474	5,293
	Best Buy Co. Inc.	53,017	3,456
	Wendy's Co.	146,195	2,760
	Tapestry Inc.	72,105	2,201
	Penske Automotive Group Inc.	11,871	1,243
	Genuine Parts Co.	6,746	897
	Macy's Inc.	46,021	843
	MDC Holdings Inc.	10,772	348
			92,628
Consumer Staples (12.5%)
	Procter & Gamble Co.	280,004	40,262
	Philip Morris International Inc.	306,442	30,258
	Mondelez International Inc. Class A	455,627	28,290
	Coca-Cola Co.	295,243	18,574
	PepsiCo Inc.	103,815	17,302
	Unilever plc ADR	344,823	15,803
	Archer-Daniels-Midland Co.	194,925	15,126
	Kimberly-Clark Corp.	90,184	12,188
	Walmart Inc.	91,361	11,108
	Kellogg Co.	123,423	8,805
	Altria Group Inc.	153,199	6,399
	Hershey Co.	23,686	5,096
	Kroger Co.	105,150	4,977
	Tyson Foods Inc. Class A	53,790	4,629
	Colgate-Palmolive Co.	37,919	3,039
	Nu Skin Enterprises Inc. Class A	40,190	1,740
	Weis Markets Inc.	18,343	1,367
	Medifast Inc.	5,590	1,009
			225,972
Energy (8.0%)
	ConocoPhillips	372,087	33,417
	EOG Resources Inc.	160,022	17,673
	Exxon Mobil Corp.	203,250	17,406
	Coterra Energy Inc.	616,575	15,902
	Chevron Corp.	108,905	15,767
[1]	TC Energy Corp.	283,872	14,705
	Pioneer Natural Resources Co.	49,336	11,006
	Phillips 66	129,069	10,582
	Shares	Market Value• ($000)
APA Corp.	73,436	2,563
Diamondback Energy Inc.	19,576	2,372
Schlumberger NV	26,755	957
Valero Energy Corp.	7,829	832
Targa Resources Corp.	11,258	672
Ovintiv Inc. (XNYS)	13,582	600
Marathon Petroleum Corp.	6,736	554
		145,008
Financials (18.0%)
JPMorgan Chase & Co.	518,541	58,393
Morgan Stanley	442,642	33,667
Chubb Ltd.	159,795	31,412
MetLife Inc.	442,254	27,769
BlackRock Inc.	26,904	16,386
Progressive Corp.	140,808	16,372
Truist Financial Corp.	281,020	13,329
M&T Bank Corp.	83,008	13,231
Bank of America Corp.	416,084	12,953
Royal Bank of Canada	125,473	12,150
PNC Financial Services Group Inc.	74,414	11,740
Wells Fargo & Co.	251,678	9,858
Blackstone Inc.	80,312	7,327
Citigroup Inc.	143,263	6,589
Goldman Sachs Group Inc.	17,413	5,172
Ameriprise Financial Inc.	17,261	4,103
Hartford Financial Services Group Inc.	53,052	3,471
MGIC Investment Corp.	274,582	3,460
Ally Financial Inc.	95,814	3,211
SLM Corp.	199,414	3,179
Old Republic International Corp.	141,096	3,155
Radian Group Inc.	159,548	3,135
CNO Financial Group Inc.	169,390	3,064
Fidelity National Financial Inc.	78,585	2,904
First BanCorp. (XNYS)	191,431	2,471
Equitable Holdings Inc.	86,844	2,264
OneMain Holdings Inc.	57,669	2,156
Travelers Cos. Inc.	11,863	2,006
Assured Guaranty Ltd.	27,716	1,546
Everest Re Group Ltd.	4,949	1,387
Hancock Whitney Corp.	24,753	1,097
Hanover Insurance Group Inc.	6,316	924
Allstate Corp.	7,067	896
Jackson Financial Inc. Class A	28,775	770
PacWest Bancorp	27,363	729
Hope Bancorp Inc.	47,366	656
Associated Banc-Corp.	34,293	626
Towne Bank	21,468	583
Comerica Inc.	7,365	540
Brookline Bancorp Inc.	31,108	414
Pacific Premier Bancorp Inc.	12,866	376
Synovus Financial Corp.	9,267	334
	Shares	Market Value• ($000)
Synchrony Financial	10,373	286
		326,091
Health Care (19.5%)
Johnson & Johnson	370,241	65,721
Pfizer Inc.	1,161,206	60,882
Merck & Co. Inc.	493,465	44,989
Eli Lilly & Co.	125,006	40,531
UnitedHealth Group Inc.	41,173	21,148
Elevance Health Inc.	37,088	17,898
AstraZeneca plc ADR	240,348	15,880
AbbVie Inc.	98,821	15,135
Medtronic plc	135,850	12,193
Roche Holding AG	35,443	11,849
Becton Dickinson and Co.	47,540	11,720
Baxter International Inc.	159,939	10,273
CVS Health Corp.	78,595	7,283
Gilead Sciences Inc.	109,601	6,774
Bristol-Myers Squibb Co.	55,198	4,250
Cardinal Health Inc.	63,264	3,307
Amgen Inc.	10,770	2,620
		352,453
Industrials (8.8%)
General Dynamics Corp.	87,987	19,467
Eaton Corp. plc	117,467	14,800
Raytheon Technologies Corp.	152,513	14,658
Johnson Controls International plc	299,084	14,320
L3Harris Technologies Inc.	58,085	14,039
Canadian National Railway Co.	112,821	12,691
Honeywell International Inc.	67,792	11,783
Caterpillar Inc.	64,200	11,476
Northrop Grumman Corp.	19,192	9,185
Lockheed Martin Corp.	18,087	7,777
3M Co.	46,785	6,054
Emerson Electric Co.	60,633	4,823
Ryder System Inc.	48,685	3,460
Triton International Ltd.	62,319	3,281
United Parcel Service Inc. Class B	17,345	3,166
Crane Holdings Co.	36,024	3,154
ManpowerGroup Inc.	39,112	2,988
Apogee Enterprises Inc.	43,978	1,725
H&E Equipment Services Inc.	24,625	713
Waste Management Inc.	2,246	344
		159,904
Information Technology (9.4%)
Cisco Systems Inc.	733,588	31,280
Texas Instruments Inc.	180,660	27,758
QUALCOMM Inc.	147,317	18,818
Analog Devices Inc.	121,784	17,791
Broadcom Inc.	28,402	13,798
TE Connectivity Ltd.	108,005	12,221
Corning Inc.	381,449	12,019
NXP Semiconductors NV	69,273	10,255
3

Equity Income Portfolio
	Shares	Market Value• ($000)
Fidelity National Information Services Inc.	54,562	5,002
HP Inc.	150,872	4,946
Intel Corp.	108,347	4,053
Avnet Inc.	73,407	3,148
Automatic Data Processing Inc.	14,014	2,944
International Business Machines Corp.	17,534	2,476
Western Union Co.	127,207	2,095
Hewlett Packard Enterprise Co.	84,177	1,116
		169,720
Materials (3.7%)
LyondellBasell Industries NV Class A	191,659	16,762
PPG Industries Inc.	130,231	14,890
Celanese Corp. Class A	84,074	9,888
Dow Inc.	82,536	4,260
Nucor Corp.	38,185	3,987
Reliance Steel & Aluminum Co.	22,647	3,847
Steel Dynamics Inc.	57,453	3,800
Linde plc	12,019	3,456
Rio Tinto plc ADR	45,505	2,776
CF Industries Holdings Inc.	13,577	1,164
Olin Corp.	22,799	1,055
Eastman Chemical Co.	3,061	275
		66,160
Real Estate (0.6%)
Crown Castle International Corp.	59,460	10,012
		Shares	Market Value• ($000)
Utilities (8.1%)
	American Electric Power Co. Inc.	266,240	25,543
	Exelon Corp.	474,321	21,496
	Duke Energy Corp.	186,240	19,967
	Sempra Energy (XNYS)	114,536	17,211
	Dominion Energy Inc.	175,011	13,968
	Constellation Energy Corp.	138,360	7,922
	DTE Energy Co.	45,520	5,770
	NextEra Energy Inc.	63,763	4,939
	PPL Corp.	145,556	3,949
	National Fuel Gas Co.	58,233	3,846
	Otter Tail Corp.	53,859	3,616
	Vistra Corp.	152,859	3,493
	UGI Corp.	85,747	3,311
	NRG Energy Inc.	84,288	3,217
	Portland General Electric Co.	66,079	3,194
	AES Corp.	86,286	1,813
	Pinnacle West Capital Corp.	14,441	1,056
	FirstEnergy Corp.	23,603	906
	Eversource Energy	5,841	493
	WEC Energy Group Inc.	4,069	410
	Southern Co.	4,418	315
	Hawaiian Electric Industries Inc.	7,660	313
			146,748
Total Common Stocks (Cost $1,658,942)			1,753,605
Temporary Cash Investments (3.7%)
Money Market Fund (3.4%)
[2,3]	Vanguard Market Liquidity Fund, 1.417%	609,091	60,891
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (0.3%)
BNP Paribas Securities Corp., 1.500%, 7/1/22 (Dated 6/30/22, Repurchase Value $6,300,000, collateralized by Fannie Mae 3.000%–3.690%, 10/1/33–2/1/51, with a value of $6,426,000)	6,300	6,300
Total Temporary Cash Investments (Cost $67,201)		67,191
Total Investments (100.7%) (Cost $1,726,143)		1,820,796
Other Assets and Liabilities—Net (-0.7%)		(13,105)
Net Assets (100%)		1,807,691
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,505,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,400,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	256	48,506	(1,348)

See accompanying Notes, which are an integral part of the Financial Statements.
4

Equity Income Portfolio
Statement of Assets and Liabilities
As of June 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,665,242)	1,759,905
Affiliated Issuers (Cost $60,901)	60,891
Total Investments in Securities	1,820,796
Investment in Vanguard	71
Cash Collateral Pledged—Futures Contracts	2,686
Receivables for Investment Securities Sold	1,271
Receivables for Accrued Income	3,327
Receivables for Capital Shares Issued	608
Total Assets	1,828,759
Liabilities
Due to Custodian	402
Payables for Investment Securities Purchased	2,369
Collateral for Securities on Loan	15,400
Payables to Investment Advisor	358
Payables for Capital Shares Redeemed	1,963
Payables to Vanguard	172
Variation Margin Payable—Futures Contracts	404
Total Liabilities	21,068
Net Assets	1,807,691
1 Includes $14,505 of securities on loan.
At June 30, 2022, net assets consisted of:

Paid-in Capital	1,636,234
Total Distributable Earnings (Loss)	171,457
Net Assets	1,807,691

Net Assets
Applicable to 80,636,106 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,807,691
Net Asset Value Per Share	$22.42

See accompanying Notes, which are an integral part of the Financial Statements.
5

Equity Income Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	27,828
Interest[2]	170
Securities Lending—Net	3
Total Income	28,001
Expenses
Investment Advisory Fees—Note B
Basic Fee	686
Performance Adjustment	114
The Vanguard Group—Note C
Management and Administrative	1,994
Marketing and Distribution	76
Custodian Fees	7
Shareholders’ Reports	9
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	2,890
Net Investment Income	25,111
Realized Net Gain (Loss)
Investment Securities Sold[2]	70,270
Futures Contracts	(13,254)
Foreign Currencies	(18)
Realized Net Gain (Loss)	56,998
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(229,674)
Futures Contracts	(2,681)
Foreign Currencies	(28)
Change in Unrealized Appreciation (Depreciation)	(232,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	(150,274)
1	Dividends are net of foreign withholding taxes of $156,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $145,000, ($4,000), and ($7,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,111	47,641
Realized Net Gain (Loss)	56,998	404,635
Change in Unrealized Appreciation (Depreciation)	(232,383)	11,557
Net Increase (Decrease) in Net Assets Resulting from Operations	(150,274)	463,833
Distributions
Total Distributions	(250,263)	(90,458)
Capital Share Transactions
Issued	180,695	372,060
Issued in Lieu of Cash Distributions	250,263	90,458
Redeemed	(120,275)	(959,785)
Net Increase (Decrease) from Capital Share Transactions	310,683	(497,267)
Total Increase (Decrease)	(89,854)	(123,892)
Net Assets
Beginning of Period	1,897,545	2,021,437
End of Period	1,807,691	1,897,545

See accompanying Notes, which are an integral part of the Financial Statements.
6

Equity Income Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$27.81	$23.07	$24.17	$21.24	$24.64	$22.10
Investment Operations
Net Investment Income[1]	.335	.625	.595	.619	.620	.582
Net Realized and Unrealized Gain (Loss) on Investments	(2.116)	5.089	(.305)	4.319	(1.977)	3.275
Total from Investment Operations	(1.781)	5.714	.290	4.938	(1.357)	3.857
Distributions
Dividends from Net Investment Income	(.687)	(.506)	(.618)	(.586)	(.562)	(.583)
Distributions from Realized Capital Gains	(2.922)	(.468)	(.772)	(1.422)	(1.481)	(.734)
Total Distributions	(3.609)	(.974)	(1.390)	(2.008)	(2.043)	(1.317)
Net Asset Value, End of Period	$22.42	$27.81	$23.07	$24.17	$21.24	$24.64
Total Return	-7.62%	25.33%	3.25%	24.43%	-5.96%	18.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,808	$1,898	$2,021	$1,834	$1,374	$1,372
Ratio of Total Expenses to Average Net Assets[2]	0.31%	0.30%	0.30%	0.30%	0.29%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.53%	2.45%	2.86%	2.76%	2.69%	2.56%
Portfolio Turnover Rate	21%	41%[3]	40%	33%	36%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, (0.00%), and (0.00%).
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Income Portfolio
Notes to Financial Statements
The Equity Income Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse
8

Equity Income Portfolio
imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and
9

Equity Income Portfolio
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $86,000 for the six months ended June 30, 2022.
For the six months ended June 30, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.07% of the portfolio’s average net assets, before an increase of $114,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $71,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
10

Equity Income Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,741,756	11,849	—	1,753,605
Temporary Cash Investments	60,891	6,300	—	67,191
Total	1,802,647	18,149	—	1,820,796
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,348	—	—	1,348
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,726,526
Gross Unrealized Appreciation	183,145
Gross Unrealized Depreciation	(90,223)
Net Unrealized Appreciation (Depreciation)	92,922
F.	During the six months ended June 30, 2022, the portfolio purchased $478,800,000 of investment securities and sold $390,376,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $3,500,000 and sales were $4,913,000, resulting in net realized gain of $393,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	7,060	15,137
Issued in Lieu of Cash Distributions	10,112	3,683
Redeemed	(4,776)	(38,213)
Net Increase (Decrease) in Shares Outstanding	12,396	(19,393)
At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 50% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Equity Income Portfolio has renewed the portfolio’s investment advisory arrangements with Wellington Management Company llp (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Utilizing fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and very attractive valuation. While every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The firm has advised a portion of the portfolio since 2003.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2003.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability
12

analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with Wellington Management without any need for asset-level breakpoints. Wellington Management’s advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group. The board also concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering Equity Income Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692EQUC 082022

Semiannual Report  |  June 30, 2022
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	15
Liquidity Risk Management	16

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2022
Equity Index Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$799.80	$0.62
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio's annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Equity Index Portfolio
Portfolio Allocation
As of June 30, 2022
Communication Services	8.9%
Consumer Discretionary	10.5
Consumer Staples	7.0
Energy	4.4
Financials	10.8
Health Care	15.2
Industrials	7.8
Information Technology	26.8
Materials	2.6
Real Estate	2.9
Utilities	3.1
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Equity Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Communication Services (8.8%)
*	Alphabet Inc. Class A	69,399	151,238
*	Alphabet Inc. Class C	64,096	140,207
*	Meta Platforms Inc. Class A	531,030	85,629
	Verizon Communications Inc.	972,381	49,348
	Comcast Corp. Class A	1,035,090	40,617
*	Walt Disney Co.	421,732	39,811
	AT&T Inc.	1,657,615	34,744
*	T-Mobile US Inc.	136,419	18,354
*	Netflix Inc.	102,863	17,988
	Activision Blizzard Inc.	181,027	14,095
*	Charter Communications Inc. Class A	26,816	12,564
	Electronic Arts Inc.	65,108	7,920
*	Warner Bros Discovery Inc.	511,357	6,862
*	Twitter Inc.	176,593	6,603
*	Match Group Inc.	66,106	4,607
*	Take-Two Interactive Software Inc.	36,599	4,484
	Paramount Global Class B	140,854	3,476
	Omnicom Group Inc.	47,620	3,029
*	Live Nation Entertainment Inc.	31,700	2,618
	Interpublic Group of Cos. Inc.	91,332	2,514
	Lumen Technologies Inc.	215,269	2,349
	Fox Corp. Class A	73,007	2,348
	News Corp. Class A	89,102	1,388
*	DISH Network Corp. Class A	57,841	1,037
	Fox Corp. Class B	32,514	966
	News Corp. Class B	29,118	463
			655,259
Consumer Discretionary (10.5%)
*	Amazon.com Inc.	2,025,964	215,178
*	Tesla Inc.	194,301	130,846
	Home Depot Inc.	239,267	65,624
	McDonald's Corp.	171,227	42,273
	NIKE Inc. Class B	293,752	30,021
	Lowe's Cos. Inc.	153,078	26,738
	Starbucks Corp.	265,630	20,291
*	Booking Holdings Inc.	9,405	16,449
	TJX Cos. Inc.	271,931	15,187
	Target Corp.	107,067	15,121
	Dollar General Corp.	52,972	13,001
*	General Motors Co.	337,601	10,722
	Ford Motor Co.	914,351	10,177
*	AutoZone Inc.	4,596	9,877
*	O'Reilly Automotive Inc.	15,218	9,614
	Marriott International Inc. Class A	63,644	8,656
*	Chipotle Mexican Grill Inc.	6,473	8,462
*	Dollar Tree Inc.	52,122	8,123
	Yum! Brands Inc.	66,013	7,493
	Hilton Worldwide Holdings Inc.	64,430	7,180
	Ross Stores Inc.	81,336	5,712
*	Aptiv plc	62,738	5,588
	eBay Inc.	129,601	5,400
	Tractor Supply Co.	25,905	5,022
	DR Horton Inc.	74,165	4,909
*	Ulta Beauty Inc.	12,092	4,661
	Genuine Parts Co.	32,748	4,356
	Lennar Corp. Class A	59,030	4,166
	Garmin Ltd.	35,325	3,471
		Shares	Market Value• ($000)
*	CarMax Inc.	37,147	3,361
*	Expedia Group Inc.	35,089	3,328
	VF Corp.	74,818	3,305
	Darden Restaurants Inc.	28,865	3,265
	Pool Corp.	9,289	3,263
	Domino's Pizza Inc.	8,344	3,252
	Best Buy Co. Inc.	46,881	3,056
	LKQ Corp.	60,246	2,958
*	NVR Inc.	716	2,867
*	Las Vegas Sands Corp.	79,781	2,680
	Hasbro Inc.	30,345	2,485
	Advance Auto Parts Inc.	14,144	2,448
	MGM Resorts International	81,816	2,369
	PulteGroup Inc.	55,016	2,180
*	Etsy Inc.	29,468	2,157
	Whirlpool Corp.	13,011	2,015
*	Caesars Entertainment Inc.	49,655	1,902
	BorgWarner Inc.	55,320	1,846
*	Royal Caribbean Cruises Ltd.	52,075	1,818
	Tapestry Inc.	58,260	1,778
*	Carnival Corp.	188,002	1,626
	Newell Brands Inc.	85,205	1,622
	Bath & Body Works Inc.	55,211	1,486
*	Mohawk Industries Inc.	11,916	1,479
*	Wynn Resorts Ltd.	24,540	1,398
*	Penn National Gaming Inc.	37,814	1,150
*	Norwegian Cruise Line Holdings Ltd.	96,550	1,074
	Ralph Lauren Corp.	10,781	967
	PVH Corp.	15,618	889
	Lennar Corp. Class B	1,026	60
			778,402
Consumer Staples (6.9%)
	Procter & Gamble Co.	555,533	79,880
	Coca-Cola Co.	903,373	56,831
	PepsiCo Inc.	320,154	53,357
	Costco Wholesale Corp.	102,624	49,186
	Walmart Inc.	325,065	39,522
	Philip Morris International Inc.	358,912	35,439
	Mondelez International Inc. Class A	320,362	19,891
	Altria Group Inc.	419,210	17,510
	Colgate-Palmolive Co.	194,014	15,548
	Estee Lauder Cos. Inc. Class A	53,693	13,674
	Kimberly-Clark Corp.	78,010	10,543
	General Mills Inc.	139,441	10,521
	Archer-Daniels-Midland Co.	130,292	10,111
	Sysco Corp.	117,963	9,993
	Constellation Brands Inc. Class A	37,686	8,783
*	Monster Beverage Corp.	87,072	8,072
	Hershey Co.	33,804	7,273
	Kroger Co.	151,903	7,190
	Walgreens Boots Alliance Inc.	165,999	6,291
	Kraft Heinz Co.	164,384	6,270
	Keurig Dr Pepper Inc.	170,791	6,044
	Tyson Foods Inc. Class A	67,481	5,808
	Church & Dwight Co. Inc.	56,199	5,207
	McCormick & Co. Inc. (Non-Voting)	57,937	4,823
	Kellogg Co.	58,676	4,186
	Clorox Co.	28,508	4,019
	Conagra Brands Inc.	111,138	3,805
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	J M Smucker Co.	25,120	3,216
	Hormel Foods Corp.	65,624	3,108
	Brown-Forman Corp. Class B	42,391	2,974
	Lamb Weston Holdings Inc.	33,503	2,394
	Molson Coors Beverage Co. Class B	43,465	2,369
	Campbell Soup Co.	46,784	2,248
			516,086
Energy (4.3%)
	Exxon Mobil Corp.	975,381	83,532
	Chevron Corp.	454,935	65,865
	ConocoPhillips	299,489	26,897
	EOG Resources Inc.	135,617	14,978
	Occidental Petroleum Corp.	206,146	12,138
	Schlumberger NV	327,279	11,703
	Pioneer Natural Resources Co.	52,102	11,623
	Marathon Petroleum Corp.	125,261	10,298
	Valero Energy Corp.	94,491	10,042
	Phillips 66	111,395	9,133
	Williams Cos. Inc.	282,015	8,802
	Devon Energy Corp.	142,121	7,832
	Kinder Morgan Inc.	451,505	7,567
	Hess Corp.	64,139	6,795
	Halliburton Co.	208,851	6,550
	Baker Hughes Co.	216,575	6,253
	ONEOK Inc.	103,403	5,739
	Coterra Energy Inc.	186,573	4,812
	Diamondback Energy Inc.	38,629	4,680
	Marathon Oil Corp.	163,850	3,683
	APA Corp.	78,308	2,733
			321,655
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	388,032	105,940
	JPMorgan Chase & Co.	680,044	76,580
	Bank of America Corp.	1,641,624	51,104
	Wells Fargo & Co.	877,617	34,376
	S&P Global Inc.	80,366	27,088
	Morgan Stanley	324,019	24,645
	Goldman Sachs Group Inc.	79,520	23,619
	Charles Schwab Corp.	349,194	22,062
	Citigroup Inc.	449,634	20,679
	BlackRock Inc.	32,972	20,081
	American Express Co.	141,233	19,578
	Chubb Ltd.	98,103	19,285
	Marsh & McLennan Cos. Inc.	116,203	18,041
	CME Group Inc.	83,218	17,035
	Progressive Corp.	135,418	15,745
	PNC Financial Services Group Inc.	95,756	15,107
	Truist Financial Corp.	308,346	14,625
	US Bancorp	313,040	14,406
	Aon plc Class A	49,172	13,261
	Intercontinental Exchange Inc.	129,256	12,155
	Moody's Corp.	37,163	10,107
	MetLife Inc.	160,034	10,049
	Capital One Financial Corp.	91,009	9,482
	Travelers Cos. Inc.	55,557	9,396
	American International Group Inc.	183,419	9,378
	Prudential Financial Inc.	86,824	8,307
*	Berkshire Hathaway Inc. Class A	20	8,179
	Allstate Corp.	63,665	8,068
	Arthur J Gallagher & Co.	48,628	7,928
	MSCI Inc.	18,789	7,744
	Aflac Inc.	137,205	7,592
	Bank of New York Mellon Corp.	172,069	7,177
	M&T Bank Corp.	41,539	6,621
	Discover Financial Services	65,052	6,153
	Ameriprise Financial Inc.	25,444	6,048
	First Republic Bank	41,548	5,991
	T. Rowe Price Group Inc.	52,622	5,978
		Shares	Market Value• ($000)
*	SVB Financial Group	13,625	5,382
	Fifth Third Bancorp	158,819	5,336
	State Street Corp.	84,997	5,240
	Willis Towers Watson plc	25,810	5,095
	Hartford Financial Services Group Inc.	76,128	4,981
	Northern Trust Corp.	48,245	4,655
	Cincinnati Financial Corp.	34,580	4,114
	Nasdaq Inc.	26,682	4,070
	Regions Financial Corp.	216,338	4,056
	Citizens Financial Group Inc.	113,537	4,052
	Raymond James Financial Inc.	45,027	4,026
	Huntington Bancshares Inc.	333,132	4,008
	KeyCorp	215,826	3,719
	Principal Financial Group Inc.	54,391	3,633
	FactSet Research Systems Inc.	8,772	3,373
	W R Berkley Corp.	48,554	3,314
	Synchrony Financial	116,109	3,207
	Brown & Brown Inc.	54,372	3,172
	Cboe Global Markets Inc.	24,605	2,785
	Loews Corp.	45,005	2,667
	Signature Bank	14,567	2,611
	Everest Re Group Ltd.	9,138	2,561
	MarketAxess Holdings Inc.	8,719	2,232
	Comerica Inc.	30,350	2,227
	Assurant Inc.	12,514	2,163
	Globe Life Inc.	20,988	2,046
	Zions Bancorp NA	35,113	1,787
	Lincoln National Corp.	37,412	1,750
	Franklin Resources Inc.	65,071	1,517
	Invesco Ltd.	77,932	1,257
			800,646
Health Care (15.0%)
	UnitedHealth Group Inc.	217,225	111,573
	Johnson & Johnson	609,279	108,153
	Pfizer Inc.	1,299,155	68,115
	AbbVie Inc.	409,158	62,667
	Eli Lilly & Co.	182,601	59,205
	Merck & Co. Inc.	585,524	53,382
	Thermo Fisher Scientific Inc.	90,640	49,243
	Abbott Laboratories	405,414	44,048
	Danaher Corp.	149,830	37,985
	Bristol-Myers Squibb Co.	492,964	37,958
	Amgen Inc.	123,689	30,094
	CVS Health Corp.	303,621	28,134
	Medtronic plc	310,620	27,878
	Elevance Health Inc.	55,820	26,938
	Cigna Corp.	73,461	19,358
	Zoetis Inc.	108,968	18,730
	Gilead Sciences Inc.	290,425	17,951
*	Vertex Pharmaceuticals Inc.	59,217	16,687
*	Intuitive Surgical Inc.	83,111	16,681
	Becton Dickinson & Co.	66,004	16,272
	Stryker Corp.	77,925	15,502
*	Regeneron Pharmaceuticals Inc.	25,013	14,786
	Humana Inc.	29,288	13,709
*	Edwards Lifesciences Corp.	143,905	13,684
*	Boston Scientific Corp.	330,994	12,336
*	Centene Corp.	135,422	11,458
*	Moderna Inc.	80,125	11,446
	McKesson Corp.	33,658	10,980
*	IQVIA Holdings Inc.	43,824	9,509
	HCA Healthcare Inc.	52,679	8,853
	Agilent Technologies Inc.	69,486	8,253
	Baxter International Inc.	116,583	7,488
	ResMed Inc.	33,870	7,100
*	Biogen Inc.	33,896	6,913
*	IDEXX Laboratories Inc.	19,450	6,822
*	Dexcom Inc.	90,875	6,773
*	Illumina Inc.	36,374	6,706

4

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Mettler-Toledo International Inc.	5,251	6,032
	West Pharmaceutical Services Inc.	17,151	5,186
	Zimmer Biomet Holdings Inc.	48,525	5,098
	Laboratory Corp. of America Holdings	21,484	5,035
	AmerisourceBergen Corp.	34,921	4,941
	STERIS plc	23,182	4,779
*	Waters Corp.	13,947	4,616
*	Catalent Inc.	41,492	4,452
	PerkinElmer Inc.	29,228	4,157
*	Align Technology Inc.	16,981	4,019
*	Hologic Inc.	57,683	3,997
*	Molina Healthcare Inc.	13,590	3,800
	Quest Diagnostics Inc.	27,172	3,613
	Cooper Cos. Inc.	11,421	3,576
*	Incyte Corp.	43,623	3,314
	Cardinal Health Inc.	63,063	3,296
	Bio-Techne Corp.	9,064	3,142
	Viatris Inc.	280,696	2,939
	Teleflex Inc.	10,866	2,671
*	ABIOMED Inc.	10,563	2,614
*	Charles River Laboratories International Inc.	11,761	2,516
*	Bio-Rad Laboratories Inc. Class A	5,016	2,483
*	Henry Schein Inc.	32,000	2,456
	Organon & Co.	58,657	1,980
	DENTSPLY SIRONA Inc.	49,876	1,782
	Universal Health Services Inc. Class B	15,538	1,565
*	DaVita Inc.	14,000	1,119
			1,118,548
Industrials (7.8%)
	Raytheon Technologies Corp.	344,357	33,096
	United Parcel Service Inc. Class B	170,054	31,042
	Union Pacific Corp.	145,417	31,015
	Honeywell International Inc.	157,617	27,395
	Lockheed Martin Corp.	54,838	23,578
	Caterpillar Inc.	123,499	22,077
	Deere & Co.	64,640	19,358
*	Boeing Co.	128,765	17,605
	3M Co.	131,777	17,053
	General Electric Co.	254,843	16,226
	Northrop Grumman Corp.	33,826	16,188
	CSX Corp.	503,445	14,630
	Waste Management Inc.	88,448	13,531
	Norfolk Southern Corp.	55,187	12,543
	FedEx Corp.	55,208	12,516
	Illinois Tool Works Inc.	65,630	11,961
	General Dynamics Corp.	53,372	11,809
	Eaton Corp. plc	92,383	11,639
	Emerson Electric Co.	137,533	10,939
	L3Harris Technologies Inc.	44,659	10,794
	Johnson Controls International plc	161,080	7,713
	Cintas Corp.	20,138	7,522
	Parker-Hannifin Corp.	29,725	7,314
	Trane Technologies plc	54,150	7,033
	Carrier Global Corp.	196,411	7,004
	Otis Worldwide Corp.	97,852	6,915
	Fastenal Co.	133,291	6,654
	PACCAR Inc.	80,511	6,629
*	TransDigm Group Inc.	12,006	6,443
	Verisk Analytics Inc.	36,556	6,328
	Cummins Inc.	32,673	6,323
	Republic Services Inc.	48,308	6,322
	AMETEK Inc.	53,512	5,880
	Old Dominion Freight Line Inc.	21,260	5,449
*	Copart Inc.	49,487	5,377
	Rockwell Automation Inc.	26,917	5,365
	Equifax Inc.	28,321	5,177
*	Southwest Airlines Co.	137,316	4,960
	WW Grainger Inc.	9,940	4,517
	Fortive Corp.	83,000	4,514
		Shares	Market Value• ($000)
*	Delta Air Lines Inc.	148,441	4,300
	Quanta Services Inc.	33,273	4,170
	Dover Corp.	33,382	4,050
*	United Rentals Inc.	16,581	4,028
	Ingersoll Rand Inc.	94,050	3,958
	Jacobs Engineering Group Inc.	29,814	3,790
	Expeditors International of Washington Inc.	38,838	3,785
	Stanley Black & Decker Inc.	34,954	3,665
	Westinghouse Air Brake Technologies Corp.	42,292	3,471
	Xylem Inc.	41,606	3,253
	IDEX Corp.	17,624	3,201
	Leidos Holdings Inc.	31,639	3,186
*	Generac Holdings Inc.	14,778	3,112
	JB Hunt Transport Services Inc.	19,388	3,053
	Textron Inc.	49,798	3,041
	CH Robinson Worldwide Inc.	29,466	2,987
	Masco Corp.	54,628	2,764
	Howmet Aerospace Inc.	87,078	2,739
*	United Airlines Holdings Inc.	75,640	2,679
	Nordson Corp.	12,500	2,531
	Snap-on Inc.	12,329	2,429
	Huntington Ingalls Industries Inc.	9,260	2,017
	Allegion plc	20,330	1,990
	Nielsen Holdings plc	83,406	1,937
	Robert Half International Inc.	25,583	1,916
*	American Airlines Group Inc.	150,472	1,908
	Rollins Inc.	52,319	1,827
	Fortune Brands Home & Security Inc.	30,282	1,813
	Pentair plc	38,174	1,747
	A O Smith Corp.	30,109	1,646
*	Alaska Air Group Inc.	29,113	1,166
			576,593
Information Technology (26.6%)
	Apple Inc.	3,560,141	486,742
	Microsoft Corp.	1,731,691	444,750
	NVIDIA Corp.	579,776	87,888
	Visa Inc. Class A	381,049	75,025
	Mastercard Inc. Class A	198,842	62,731
	Broadcom Inc.	94,533	45,925
	Cisco Systems Inc.	961,819	41,012
	Accenture plc Class A	146,657	40,719
*	Adobe Inc.	109,399	40,047
*	Salesforce Inc.	230,034	37,965
	Intel Corp.	946,771	35,419
	QUALCOMM Inc.	259,323	33,126
	Texas Instruments Inc.	213,512	32,806
	International Business Machines Corp.	208,254	29,403
*	Advanced Micro Devices Inc.	375,208	28,692
	Oracle Corp.	364,479	25,466
	Intuit Inc.	65,478	25,238
*	ServiceNow Inc.	46,411	22,069
	Automatic Data Processing Inc.	96,722	20,315
*	PayPal Holdings Inc.	268,126	18,726
	Applied Materials Inc.	204,537	18,609
	Analog Devices Inc.	121,128	17,696
	Micron Technology Inc.	258,637	14,297
	Lam Research Corp.	32,117	13,687
	Fidelity National Information Services Inc.	141,416	12,964
*	Fiserv Inc.	134,694	11,984
	KLA Corp.	34,552	11,025
*	Synopsys Inc.	35,457	10,768
	Roper Technologies Inc.	24,518	9,676
*	Cadence Design Systems Inc.	63,839	9,578
	NXP Semiconductors NV	60,792	8,999
	Amphenol Corp. Class A	138,156	8,894
*	Fortinet Inc.	154,235	8,727
*	Autodesk Inc.	50,359	8,660
	Paychex Inc.	74,390	8,471
	TE Connectivity Ltd.	74,592	8,440

5

Equity Index Portfolio
		Shares	Market Value• ($000)
	Cognizant Technology Solutions Corp. Class A	120,667	8,144
	Motorola Solutions Inc.	38,726	8,117
	HP Inc.	243,885	7,995
	Microchip Technology Inc.	128,723	7,476
	Global Payments Inc.	65,185	7,212
*	Enphase Energy Inc.	31,263	6,104
*	Keysight Technologies Inc.	42,127	5,807
	Corning Inc.	175,997	5,546
*	ON Semiconductor Corp.	100,600	5,061
	CDW Corp.	31,319	4,935
*	Arista Networks Inc.	52,087	4,883
*	ANSYS Inc.	20,134	4,818
*	Gartner Inc.	18,646	4,509
*	Teledyne Technologies Inc.	10,844	4,068
	Hewlett Packard Enterprise Co.	301,019	3,991
*	EPAM Systems Inc.	13,232	3,901
	Monolithic Power Systems Inc.	10,151	3,898
	Broadridge Financial Solutions Inc.	27,135	3,868
*	FleetCor Technologies Inc.	17,905	3,762
*	VeriSign Inc.	22,064	3,692
*	Zebra Technologies Corp. Class A	12,157	3,574
*	SolarEdge Technologies Inc.	12,824	3,510
	Skyworks Solutions Inc.	37,255	3,451
*	Akamai Technologies Inc.	37,108	3,389
*	Trimble Inc.	57,918	3,373
	NetApp Inc.	51,521	3,361
	Teradyne Inc.	37,088	3,321
	Seagate Technology Holdings plc	45,762	3,269
*	Western Digital Corp.	72,503	3,250
*	Tyler Technologies Inc.	9,596	3,190
*	Paycom Software Inc.	11,162	3,127
	Jack Henry & Associates Inc.	16,889	3,040
	NortonLifeLock Inc.	134,932	2,963
	Citrix Systems Inc.	28,950	2,813
*	PTC Inc.	24,436	2,598
*	Qorvo Inc.	25,170	2,374
*	F5 Inc.	14,031	2,147
	Juniper Networks Inc.	75,025	2,138
*	DXC Technology Co.	56,613	1,716
*	Ceridian HCM Holding Inc.	31,773	1,496
			1,982,426
Materials (2.6%)
	Linde plc	116,537	33,508
	Sherwin-Williams Co.	55,416	12,408
	Air Products and Chemicals Inc.	51,355	12,350
	Newmont Corp.	183,767	10,965
	Freeport-McMoRan Inc.	335,564	9,819
	Corteva Inc.	167,502	9,069
	Ecolab Inc.	57,531	8,846
	Dow Inc.	168,612	8,702
	International Flavors & Fragrances Inc.	59,012	7,029
	DuPont de Nemours Inc.	117,770	6,546
	Nucor Corp.	61,607	6,432
	PPG Industries Inc.	54,651	6,249
	Albemarle Corp.	27,117	5,667
	LyondellBasell Industries NV Class A	59,944	5,243
	Ball Corp.	74,045	5,092
	Vulcan Materials Co.	30,771	4,373
	Amcor plc	347,964	4,325
	Martin Marietta Materials Inc.	14,442	4,322
	CF Industries Holdings Inc.	48,303	4,141
	Mosaic Co.	83,820	3,959
	International Paper Co.	85,828	3,590
	FMC Corp.	29,112	3,115
	Avery Dennison Corp.	18,920	3,063
	Packaging Corp. of America	21,698	2,983
	Celanese Corp.	25,086	2,950
	Eastman Chemical Co.	29,773	2,673
		Shares	Market Value• ($000)
	Westrock Co.	59,021	2,351
	Sealed Air Corp.	33,828	1,952
			191,722
Real Estate (2.9%)
	American Tower Corp.	107,595	27,500
	Prologis Inc.	171,397	20,165
	Crown Castle International Corp.	100,262	16,882
	Equinix Inc.	21,075	13,847
	Public Storage	35,357	11,055
	Realty Income Corp.	139,278	9,507
	Welltower Inc.	105,107	8,656
	Digital Realty Trust Inc.	65,909	8,557
	SBA Communications Corp.	24,965	7,990
	Simon Property Group Inc.	76,020	7,216
	VICI Properties Inc.	222,935	6,641
	AvalonBay Communities Inc.	32,367	6,287
	Equity Residential	79,224	5,722
	Weyerhaeuser Co.	172,448	5,711
*	CBRE Group Inc. Class A	75,673	5,570
	Extra Space Storage Inc.	31,088	5,289
	Alexandria Real Estate Equities Inc.	34,382	4,986
	Duke Realty Corp.	89,005	4,891
	Ventas Inc.	92,542	4,759
	Mid-America Apartment Communities Inc.	26,719	4,667
	Essex Property Trust Inc.	15,123	3,955
	Camden Property Trust	24,652	3,315
	Iron Mountain Inc.	67,267	3,275
	Healthpeak Properties Inc.	125,044	3,240
	UDR Inc.	69,354	3,193
	Boston Properties Inc.	33,013	2,938
	Kimco Realty Corp.	143,051	2,828
	Host Hotels & Resorts Inc.	165,592	2,597
	Regency Centers Corp.	35,906	2,130
	Federal Realty OP LP	16,536	1,583
	Vornado Realty Trust	37,038	1,059
			216,011
Utilities (3.1%)
	NextEra Energy Inc.	454,858	35,233
	Duke Energy Corp.	178,270	19,112
	Southern Co.	246,017	17,543
	Dominion Energy Inc.	187,848	14,992
	American Electric Power Co. Inc.	118,903	11,408
	Sempra Energy	72,774	10,936
	Exelon Corp.	226,960	10,286
	Xcel Energy Inc.	126,100	8,923
	Consolidated Edison Inc.	82,042	7,802
	WEC Energy Group Inc.	73,039	7,351
	Public Service Enterprise Group Inc.	115,594	7,315
	Eversource Energy	79,848	6,745
	American Water Works Co. Inc.	42,083	6,261
	DTE Energy Co.	44,858	5,686
	Edison International	88,255	5,581
	Ameren Corp.	59,785	5,402
	Entergy Corp.	47,086	5,304
	FirstEnergy Corp.	132,175	5,074
	PPL Corp.	170,378	4,622
	CMS Energy Corp.	67,168	4,534
	Constellation Energy Corp.	75,643	4,331
	CenterPoint Energy Inc.	145,757	4,311
	Atmos Energy Corp.	32,183	3,608
	Evergy Inc.	53,128	3,467
	Alliant Energy Corp.	58,049	3,402
	AES Corp.	154,613	3,248
	NiSource Inc.	93,921	2,770
	NRG Energy Inc.	54,940	2,097

6

Equity Index Portfolio
	Shares	Market Value• ($000)
Pinnacle West Capital Corp.	26,233	1,918
		229,262
Total Common Stocks (Cost $4,321,740)		7,386,610
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1] Vanguard Market Liquidity Fund, 1.417% (Cost $43,869)	438,779	43,865
Total Investments (99.9%) (Cost $4,365,609)		7,430,475
Other Assets and Liabilities—Net (0.1%)		8,059
Net Assets (100%)		7,438,534
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	268	50,779	(833)
See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,321,740)	7,386,610
Affiliated Issuers (Cost $43,869)	43,865
Total Investments in Securities	7,430,475
Investment in Vanguard	291
Cash Collateral Pledged—Futures Contracts	2,764
Receivables for Accrued Income	5,904
Receivables for Capital Shares Issued	865
Total Assets	7,440,299
Liabilities
Due to Custodian	14
Payables for Investment Securities Purchased	32
Payables for Capital Shares Redeemed	874
Payables to Vanguard	427
Variation Margin Payable—Futures Contracts	418
Total Liabilities	1,765
Net Assets	7,438,534
At June 30, 2022, net assets consisted of:

Paid-in Capital	4,199,020
Total Distributable Earnings (Loss)	3,239,514
Net Assets	7,438,534

Net Assets
Applicable to 149,883,510 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,438,534
Net Asset Value Per Share	$49.63
See accompanying Notes, which are an integral part of the Financial Statements.
8

Equity Index Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	62,577
Interest[2]	79
Total Income	62,656
Expenses
The Vanguard Group—Note B
Investment Advisory Services	580
Management and Administrative	4,909
Marketing and Distribution	267
Custodian Fees	25
Shareholders’ Reports	42
Trustees’ Fees and Expenses	2
Other Expenses	10
Total Expenses	5,835
Net Investment Income	56,821
Realized Net Gain (Loss)
Investment Securities Sold[2]	132,063
Futures Contracts	(7,065)
Realized Net Gain (Loss)	124,998
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,043,176)
Futures Contracts	(1,907)
Change in Unrealized Appreciation (Depreciation)	(2,045,083)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,863,264)
1	Dividends are net of foreign withholding taxes of $16,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $79,000, ($2,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,821	105,618
Realized Net Gain (Loss)	124,998	359,238
Change in Unrealized Appreciation (Depreciation)	(2,045,083)	1,644,218
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,863,264)	2,109,074
Distributions
Total Distributions	(465,299)	(418,079)
Capital Share Transactions
Issued	463,727	711,464
Issued in Lieu of Cash Distributions	465,299	418,079
Redeemed	(515,874)	(1,021,957)
Net Increase (Decrease) from Capital Share Transactions	413,152	107,586
Total Increase (Decrease)	(1,915,411)	1,798,581
Net Assets
Beginning of Period	9,353,945	7,555,364
End of Period	7,438,534	9,353,945
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$65.47	$53.76	$47.70	$38.03	$41.17	$35.63
Investment Operations
Net Investment Income[1]	.389	.738	.798	.805	.804	.699
Net Realized and Unrealized Gain (Loss) on Investments	(12.937)	13.978	7.014	10.791	(2.556)	6.734
Total from Investment Operations	(12.548)	14.716	7.812	11.596	(1.752)	7.433
Distributions
Dividends from Net Investment Income	(.758)	(.754)	(.806)	(.834)	(.703)	(.699)
Distributions from Realized Capital Gains	(2.534)	(2.252)	(.946)	(1.092)	(.685)	(1.194)
Total Distributions	(3.292)	(3.006)	(1.752)	(1.926)	(1.388)	(1.893)
Net Asset Value, End of Period	$49.63	$65.47	$53.76	$47.70	$38.03	$41.17
Total Return	-20.02%	28.55%	18.20%	31.30%	-4.51%	21.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,439	$9,354	$7,555	$6,458	$4,934	$5,178
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.25%	1.73%	1.87%	1.94%	1.85%
Portfolio Turnover Rate	2%	4%	8%	4%	5%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of
12

Equity Index Portfolio
prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $291,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
13

Equity Index Portfolio
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,365,946
Gross Unrealized Appreciation	3,547,505
Gross Unrealized Depreciation	(483,809)
Net Unrealized Appreciation (Depreciation)	3,063,696
E.  During the six months ended June 30, 2022, the portfolio purchased $193,075,000 of investment securities and sold $199,509,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $18,481,000 and sales were $5,973,000, resulting in net realized gain of $706,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	8,046	11,966
Issued in Lieu of Cash Distributions	7,787	7,731
Redeemed	(8,831)	(17,343)
Net Increase (Decrease) in Shares Outstanding	7,002	2,354
At June 30, 2022, one shareholder (Total Stock Market Index Portfolio) was the record or beneficial owner of 42% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Equity Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Equity Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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© 2022 The Vanguard Group, Inc.
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Vanguard Marketing Corporation, Distributor.
Q692EQUX 082022

Semiannual Report  |  June 30, 2022
Vanguard Variable Insurance Funds
Global Bond Index Portfolio
(with underlying Total Bond Market Index Portfolio)

Contents
Global Bond Index Portfolio (with underlying Total Bond Index Portfolio)	1

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Global Bond Index Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Global Bond Index Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2022
Global Bond Index Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$896.50	$0.61
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying portfolio's annualized expense figure for that period is 0.13%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Global Bond Index Portfolio
Underlying Vanguard Funds
As of June 30, 2022
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	70.0%
Vanguard Total International Bond Index Fund Admiral Shares	30.0
The table reflects the portfolio's investments, except for short-term investments.
2

Global Bond Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (70.0%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	27,251,633	289,958
International Bond Fund (30.0%)
Vanguard Total International Bond Index Fund Admiral Shares	6,274,328	124,106
Total Investment Companies (Cost $475,634)		414,064
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 1.417% (Cost $—)	3	—
Total Investments (100.0%) (Cost $475,634)		414,064
Other Assets and Liabilities—Net (0.0%)		123
Net Assets (100%)		414,187
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Bond Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $475,634)	414,064
Receivables for Investment Securities Sold	806
Receivables for Accrued Income	104
Receivables for Capital Shares Issued	134
Total Assets	415,108
Liabilities
Due to Custodian	208
Payables for Investment Securities Purchased	104
Payables for Capital Shares Redeemed	609
Total Liabilities	921
Net Assets	414,187
At June 30, 2022, net assets consisted of:

Paid-in Capital	467,688
Total Distributable Earnings (Loss)	(53,501)
Net Assets	414,187

Net Assets
Applicable to 22,510,494 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	414,187
Net Asset Value Per Share	$18.40
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Bond Index Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	6,653
Net Investment Income—Note B	6,653
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2,155
Affiliated Funds Sold	(250)
Realized Net Gain (Loss)	1,905
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(56,651)
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,093)
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Bond Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,653	10,505
Realized Net Gain (Loss)	1,905	5,219
Change in Unrealized Appreciation (Depreciation)	(56,651)	(24,136)
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,093)	(8,412)
Distributions
Total Distributions	(15,847)	(13,731)
Capital Share Transactions
Issued	37,424	95,558
Issued in Lieu of Cash Distributions	15,847	13,731
Redeemed	(40,599)	(59,338)
Net Increase (Decrease) from Capital Share Transactions	12,672	49,951
Total Increase (Decrease)	(51,268)	27,808
Net Assets
Beginning of Period	465,455	437,647
End of Period	414,187	465,455
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Bond Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,				September 7, 2017[1] to December 31, 2017
		2021	2020	2019	2018
Net Asset Value, Beginning of Period	$21.30	$22.40	$21.41	$20.07	$19.97	$20.00
Investment Operations
Net Investment Income[2]	.299	.498	.437	.571	.462	.164
Capital Gain Distributions Received[2]	.097	.165	.011	—	.020	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.569)	(1.083)	.962	1.100	(.327)	(.194)
Total from Investment Operations	(2.173)	(.420)	1.410	1.671	.155	(.030)
Distributions
Dividends from Net Investment Income	(.531)	(.390)	(.338)	(.306)	(.051)	—
Distributions from Realized Capital Gains	(.196)	(.290)	(.082)	(.025)	(.004)	—
Total Distributions	(.727)	(.680)	(.420)	(.331)	(.055)	—
Net Asset Value, End of Period	$18.40	$21.30	$22.40	$21.41	$20.07	$19.97
Total Return	-10.35%	-1.84%	6.67%	8.41%	0.78%	-0.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$414	$465	$438	$232	$163	$55
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.14%[3]
Ratio of Net Investment Income to Average Net Assets	1.67%	2.32%	1.98%	2.73%	2.34%	2.59%[3]
Portfolio Turnover Rate	5%	7%	16%	12%	10%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Bond Index Portfolio
Notes to Financial Statements
The Global Bond Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in Vanguard Variable Insurance Funds Total Bond Market Index Portfolio. The accompanying financial statements of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8

Global Bond Index Portfolio
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2022, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	475,892
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(61,828)
Net Unrealized Appreciation (Depreciation)	(61,828)
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	1,901	4,423
Issued in Lieu of Cash Distributions	824	652
Redeemed	(2,070)	(2,757)
Net Increase (Decrease) in Shares Outstanding	655	2,318
At June 30, 2022, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of 25% or more of the portfolio’s net assets, with a combined ownership of 65%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
9

Global Bond Index Portfolio
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	88	NA1	NA1	—	—	—	—	—
Vanguard Total International Bond Index Fund	139,621	7,893	9,091	(198)	(14,119)	580	—	124,106
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	325,903	21,235	14,596	(52)	(42,532)	6,073	2,155	289,958
Total	465,612	29,128	23,687	(250)	(56,651)	6,653	2,155	414,064
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Global Bond Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short-term and since-inception performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Global Bond Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692GBI 082022

Semiannual Report   |   June 30, 2022
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	73
Liquidity Risk Management	74

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2022
Total Bond Market Index Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$894.80	$0.66
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Total Bond Market Index Portfolio
Portfolio Allocation
As of June 30, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	2.7%
Corporate Bonds	27.2
Sovereign Bonds	3.7
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	65.7
The table reflects the portfolio’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
2

Total Bond Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (65.3%)
U.S. Government Securities (44.0%)
United States Treasury Note/Bond	0.125%	7/31/23	5,073	4,921
United States Treasury Note/Bond	0.125%	8/15/23	5,695	5,516
United States Treasury Note/Bond	2.500%	8/15/23	5,400	5,373
United States Treasury Note/Bond	6.250%	8/15/23	6,565	6,812
United States Treasury Note/Bond	0.125%	8/31/23	16,475	15,942
United States Treasury Note/Bond	1.375%	8/31/23	10,235	10,046
United States Treasury Note/Bond	2.750%	8/31/23	4,860	4,848
United States Treasury Note/Bond	0.125%	9/15/23	10,870	10,505
United States Treasury Note/Bond	0.250%	9/30/23	12,490	12,076
United States Treasury Note/Bond	1.375%	9/30/23	2,315	2,269
United States Treasury Note/Bond	2.875%	9/30/23	4,309	4,304
United States Treasury Note/Bond	0.125%	10/15/23	3,605	3,475
United States Treasury Note/Bond	0.375%	10/31/23	1,090	1,053
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,684
United States Treasury Note/Bond	2.875%	10/31/23	9,503	9,490
United States Treasury Note/Bond	0.250%	11/15/23	1,240	1,194
United States Treasury Note/Bond	2.750%	11/15/23	4,261	4,247
United States Treasury Note/Bond	0.500%	11/30/23	11,843	11,440
United States Treasury Note/Bond	2.125%	11/30/23	6,150	6,078
United States Treasury Note/Bond	2.875%	11/30/23	344	343
United States Treasury Note/Bond	0.125%	12/15/23	22,104	21,206
United States Treasury Note/Bond	0.750%	12/31/23	60	58
United States Treasury Note/Bond	2.250%	12/31/23	1,367	1,352
United States Treasury Note/Bond	2.625%	12/31/23	7,337	7,298
United States Treasury Note/Bond	0.125%	1/15/24	5,920	5,667
United States Treasury Note/Bond	0.875%	1/31/24	11,085	10,725
United States Treasury Note/Bond	2.250%	1/31/24	3,215	3,178
United States Treasury Note/Bond	2.500%	1/31/24	9,419	9,347
United States Treasury Note/Bond	0.125%	2/15/24	7,010	6,696
United States Treasury Note/Bond	2.750%	2/15/24	10,710	10,672
United States Treasury Note/Bond	1.500%	2/29/24	4,487	4,381
United States Treasury Note/Bond	2.125%	2/29/24	8,725	8,605
United States Treasury Note/Bond	2.375%	2/29/24	6,712	6,647
United States Treasury Note/Bond	0.250%	3/15/24	16,259	15,520
United States Treasury Note/Bond	2.125%	3/31/24	3,802	3,746
United States Treasury Note/Bond	2.250%	3/31/24	14,577	14,393
United States Treasury Note/Bond	0.375%	4/15/24	7,645	7,297
United States Treasury Note/Bond	2.000%	4/30/24	1,260	1,238
United States Treasury Note/Bond	2.250%	4/30/24	7,559	7,460
United States Treasury Note/Bond	2.500%	4/30/24	4,350	4,312
United States Treasury Note/Bond	0.250%	5/15/24	7,700	7,317
United States Treasury Note/Bond	2.500%	5/15/24	12,130	12,018
United States Treasury Note/Bond	2.000%	5/31/24	5,454	5,354
United States Treasury Note/Bond	2.500%	5/31/24	3,720	3,687
United States Treasury Note/Bond	0.250%	6/15/24	11,780	11,169
United States Treasury Note/Bond	1.750%	6/30/24	8,060	7,866
United States Treasury Note/Bond	2.000%	6/30/24	4,955	4,861
United States Treasury Note/Bond	3.000%	6/30/24	5,733	5,737
United States Treasury Note/Bond	0.375%	7/15/24	9,735	9,233
United States Treasury Note/Bond	1.750%	7/31/24	9,127	8,896
United States Treasury Note/Bond	2.125%	7/31/24	4,736	4,652
United States Treasury Note/Bond	0.375%	8/15/24	12,985	12,281
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,410
United States Treasury Note/Bond	1.250%	8/31/24	10,625	10,235
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,544
United States Treasury Note/Bond	0.375%	9/15/24	9,330	8,802
United States Treasury Note/Bond	1.500%	9/30/24	5,785	5,595
United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,330
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.625%	10/15/24	8,830	8,365
United States Treasury Note/Bond	1.500%	10/31/24	9,070	8,761
United States Treasury Note/Bond	2.250%	10/31/24	5,980	5,877
United States Treasury Note/Bond	0.750%	11/15/24	9,540	9,044
United States Treasury Note/Bond	2.250%	11/15/24	12,681	12,467
United States Treasury Note/Bond	7.500%	11/15/24	25	28
United States Treasury Note/Bond	1.500%	11/30/24	7,847	7,569
United States Treasury Note/Bond	2.125%	11/30/24	9,554	9,354
United States Treasury Note/Bond	1.000%	12/15/24	72	69
United States Treasury Note/Bond	1.750%	12/31/24	9,765	9,463
United States Treasury Note/Bond	2.250%	12/31/24	5,095	4,999
United States Treasury Note/Bond	1.125%	1/15/25	10,365	9,882
United States Treasury Note/Bond	1.375%	1/31/25	4,405	4,224
United States Treasury Note/Bond	2.500%	1/31/25	5,590	5,515
United States Treasury Note/Bond	1.500%	2/15/25	6,240	5,996
United States Treasury Note/Bond	2.000%	2/15/25	8,624	8,402
United States Treasury Note/Bond	1.125%	2/28/25	5,386	5,125
United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,494
United States Treasury Note/Bond	1.750%	3/15/25	7,025	6,790
United States Treasury Note/Bond	0.500%	3/31/25	18,174	16,958
United States Treasury Note/Bond	2.625%	3/31/25	1,961	1,940
United States Treasury Note/Bond	2.625%	4/15/25	10,291	10,180
United States Treasury Note/Bond	0.375%	4/30/25	5,094	4,726
United States Treasury Note/Bond	2.875%	4/30/25	4,060	4,042
United States Treasury Note/Bond	2.125%	5/15/25	12,735	12,421
United States Treasury Note/Bond	2.750%	5/15/25	5,755	5,711
United States Treasury Note/Bond	0.250%	5/31/25	9,593	8,851
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,322
United States Treasury Note/Bond	2.875%	6/15/25	13,085	13,032
United States Treasury Note/Bond	0.250%	6/30/25	9,064	8,343
United States Treasury Note/Bond	2.750%	6/30/25	4,880	4,840
United States Treasury Note/Bond	0.250%	7/31/25	8,797	8,074
United States Treasury Note/Bond	2.875%	7/31/25	5,105	5,080
United States Treasury Note/Bond	2.000%	8/15/25	11,780	11,412
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,320
United States Treasury Note/Bond	0.250%	8/31/25	6,080	5,566
United States Treasury Note/Bond	2.750%	8/31/25	6,385	6,327
United States Treasury Note/Bond	0.250%	9/30/25	5,675	5,183
United States Treasury Note/Bond	0.250%	10/31/25	7,765	7,075
United States Treasury Note/Bond	3.000%	10/31/25	4,015	4,008
United States Treasury Note/Bond	2.250%	11/15/25	10,421	10,147
United States Treasury Note/Bond	0.375%	11/30/25	12,230	11,169
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,246
United States Treasury Note/Bond	0.375%	12/31/25	4,993	4,549
United States Treasury Note/Bond	2.625%	12/31/25	4,165	4,106
United States Treasury Note/Bond	0.375%	1/31/26	12,245	11,131
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,632
United States Treasury Note/Bond	1.625%	2/15/26	10,836	10,301
United States Treasury Note/Bond	0.500%	2/28/26	4,701	4,284
United States Treasury Note/Bond	0.750%	3/31/26	11,152	10,242
United States Treasury Note/Bond	2.250%	3/31/26	6,250	6,072
United States Treasury Note/Bond	0.750%	4/30/26	2,731	2,503
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,664
United States Treasury Note/Bond	1.625%	5/15/26	10,789	10,223
United States Treasury Note/Bond	0.750%	5/31/26	11,025	10,086
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,438
United States Treasury Note/Bond	0.875%	6/30/26	3,977	3,650
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,380
United States Treasury Note/Bond	0.625%	7/31/26	14,300	12,964
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,653
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,453
3

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	6.750%	8/15/26	630	719
United States Treasury Note/Bond	0.750%	8/31/26	12,214	11,114
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,897
United States Treasury Note/Bond	0.875%	9/30/26	2,340	2,137
United States Treasury Note/Bond	1.625%	9/30/26	5,215	4,918
United States Treasury Note/Bond	1.125%	10/31/26	9,930	9,151
United States Treasury Note/Bond	1.625%	10/31/26	6,275	5,908
United States Treasury Note/Bond	2.000%	11/15/26	11,221	10,727
United States Treasury Note/Bond	6.500%	11/15/26	765	871
United States Treasury Note/Bond	1.250%	11/30/26	10,220	9,463
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,771
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,493
United States Treasury Note/Bond	1.750%	12/31/26	4,983	4,711
United States Treasury Note/Bond	1.500%	1/31/27	7,454	6,958
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,143
United States Treasury Note/Bond	6.625%	2/15/27	65	75
United States Treasury Note/Bond	1.125%	2/28/27	7,683	7,037
United States Treasury Note/Bond	1.875%	2/28/27	8,238	7,820
United States Treasury Note/Bond	0.625%	3/31/27	9,268	8,272
United States Treasury Note/Bond	2.500%	3/31/27	3,855	3,761
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,796
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,544
United States Treasury Note/Bond	2.375%	5/15/27	13,831	13,386
United States Treasury Note/Bond	0.500%	5/31/27	6,605	5,831
United States Treasury Note/Bond	2.625%	5/31/27	8,160	8,006
United States Treasury Note/Bond	0.500%	6/30/27	10,990	9,683
United States Treasury Note/Bond	3.250%	6/30/27	6,875	6,942
United States Treasury Note/Bond	0.375%	7/31/27	12,560	10,976
United States Treasury Note/Bond	2.250%	8/15/27	8,422	8,086
United States Treasury Note/Bond	6.375%	8/15/27	185	213
United States Treasury Note/Bond	0.500%	8/31/27	8,825	7,741
United States Treasury Note/Bond	0.375%	9/30/27	7,875	6,848
United States Treasury Note/Bond	0.500%	10/31/27	12,115	10,584
United States Treasury Note/Bond	2.250%	11/15/27	11,502	11,026
United States Treasury Note/Bond	6.125%	11/15/27	1,839	2,111
United States Treasury Note/Bond	0.625%	11/30/27	12,203	10,714
United States Treasury Note/Bond	0.625%	12/31/27	11,975	10,491
United States Treasury Note/Bond	0.750%	1/31/28	12,285	10,818
United States Treasury Note/Bond	2.750%	2/15/28	8,180	8,034
United States Treasury Note/Bond	1.125%	2/29/28	10,060	9,043
United States Treasury Note/Bond	1.250%	3/31/28	11,761	10,624
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,755
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,936
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,560
United States Treasury Note/Bond	1.250%	6/30/28	11,621	10,453
United States Treasury Note/Bond	1.000%	7/31/28	11,480	10,153
United States Treasury Note/Bond	2.875%	8/15/28	13,082	12,923
United States Treasury Note/Bond	5.500%	8/15/28	1,745	1,977
United States Treasury Note/Bond	1.125%	8/31/28	10,610	9,443
United States Treasury Note/Bond	1.250%	9/30/28	11,767	10,539
United States Treasury Note/Bond	1.375%	10/31/28	11,925	10,751
United States Treasury Note/Bond	3.125%	11/15/28	11,328	11,349
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,860
United States Treasury Note/Bond	1.500%	11/30/28	9,995	9,077
United States Treasury Note/Bond	1.375%	12/31/28	3,490	3,145
United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,414
United States Treasury Note/Bond	2.625%	2/15/29	11,133	10,837
United States Treasury Note/Bond	1.875%	2/28/29	8,640	8,033
United States Treasury Note/Bond	2.375%	3/31/29	3,880	3,714
United States Treasury Note/Bond	2.875%	4/30/29	8,350	8,252
United States Treasury Note/Bond	2.375%	5/15/29	8,627	8,264
United States Treasury Note/Bond	2.750%	5/31/29	10,730	10,519
United States Treasury Note/Bond	0.000%	6/30/29	4,265	4,315
United States Treasury Note/Bond	1.625%	8/15/29	7,065	6,431
United States Treasury Note/Bond	1.750%	11/15/29	3,891	3,570
United States Treasury Note/Bond	1.500%	2/15/30	11,154	10,018
United States Treasury Note/Bond	0.625%	5/15/30	15,472	12,902
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,652
United States Treasury Note/Bond	0.625%	8/15/30	20,552	17,039
United States Treasury Note/Bond	0.875%	11/15/30	19,361	16,345
United States Treasury Note/Bond	1.125%	2/15/31	19,629	16,863
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,810
United States Treasury Note/Bond	1.625%	5/15/31	20,014	17,881
United States Treasury Note/Bond	1.250%	8/15/31	20,234	17,417
United States Treasury Note/Bond	1.375%	11/15/31	19,545	16,952
United States Treasury Note/Bond	1.875%	2/15/32	23,973	21,714
United States Treasury Note/Bond	2.875%	5/15/32	20,508	20,277
United States Treasury Note/Bond	4.500%	2/15/36	1,200	1,410
United States Treasury Note/Bond	5.000%	5/15/37	620	766
United States Treasury Note/Bond	4.375%	2/15/38	1,500	1,745
United States Treasury Note/Bond	4.500%	5/15/38	1,259	1,484
United States Treasury Note/Bond	3.500%	2/15/39	1,320	1,378
United States Treasury Note/Bond	4.250%	5/15/39	2,247	2,565
United States Treasury Note/Bond	4.500%	8/15/39	2,516	2,957
United States Treasury Note/Bond	4.375%	11/15/39	1,742	2,011
United States Treasury Note/Bond	4.625%	2/15/40	1,800	2,141
United States Treasury Note/Bond	1.125%	5/15/40	6,810	4,739
United States Treasury Note/Bond	4.375%	5/15/40	2,475	2,851
United States Treasury Note/Bond	1.125%	8/15/40	8,405	5,802
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,710
United States Treasury Note/Bond	1.375%	11/15/40	10,759	7,746
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,479
United States Treasury Note/Bond	1.875%	2/15/41	12,883	10,103
United States Treasury Note/Bond	4.750%	2/15/41	2,556	3,076
United States Treasury Note/Bond	2.250%	5/15/41	11,030	9,198
United States Treasury Note/Bond	4.375%	5/15/41	1,904	2,180
United States Treasury Note/Bond	1.750%	8/15/41	13,741	10,450
United States Treasury Note/Bond	3.750%	8/15/41	2,625	2,757
United States Treasury Note/Bond	2.000%	11/15/41	11,218	8,906
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,591
United States Treasury Note/Bond	2.375%	2/15/42	9,800	8,309
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,991
United States Treasury Note/Bond	3.000%	5/15/42	1,720	1,610
United States Treasury Note/Bond	3.250%	5/15/42	7,510	7,329
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,594
United States Treasury Note/Bond	2.750%	11/15/42	4,646	4,157
United States Treasury Note/Bond	3.125%	2/15/43	3,880	3,684
United States Treasury Note/Bond	2.875%	5/15/43	800	729
United States Treasury Note/Bond	3.625%	8/15/43	5,305	5,441
United States Treasury Note/Bond	3.750%	11/15/43	700	732
United States Treasury Note/Bond	3.625%	2/15/44	5,452	5,590
United States Treasury Note/Bond	3.375%	5/15/44	6,269	6,185
United States Treasury Note/Bond	3.125%	8/15/44	7,731	7,322
United States Treasury Note/Bond	3.000%	11/15/44	8,262	7,652
United States Treasury Note/Bond	2.500%	2/15/45	8,120	6,884
United States Treasury Note/Bond	3.000%	5/15/45	6,002	5,566
United States Treasury Note/Bond	2.875%	8/15/45	3,991	3,624
United States Treasury Note/Bond	3.000%	11/15/45	1,914	1,778
United States Treasury Note/Bond	2.500%	2/15/46	3,915	3,318
United States Treasury Note/Bond	2.500%	5/15/46	6,456	5,469
United States Treasury Note/Bond	2.250%	8/15/46	6,111	4,925
United States Treasury Note/Bond	2.875%	11/15/46	5,335	4,862
United States Treasury Note/Bond	3.000%	2/15/47	4,490	4,191
United States Treasury Note/Bond	3.000%	5/15/47	6,493	6,068
United States Treasury Note/Bond	2.750%	8/15/47	6,988	6,248
United States Treasury Note/Bond	2.750%	11/15/47	2,433	2,179
United States Treasury Note/Bond	3.000%	2/15/48	8,479	7,989
United States Treasury Note/Bond	3.125%	5/15/48	7,684	7,432
United States Treasury Note/Bond	3.000%	8/15/48	9,510	8,981
United States Treasury Note/Bond	3.375%	11/15/48	5,840	5,933
United States Treasury Note/Bond	3.000%	2/15/49	9,444	8,998
United States Treasury Note/Bond	2.875%	5/15/49	4,900	4,568
United States Treasury Note/Bond	2.250%	8/15/49	5,029	4,126
United States Treasury Note/Bond	2.375%	11/15/49	5,091	4,298
United States Treasury Note/Bond	2.000%	2/15/50	8,144	6,312
United States Treasury Note/Bond	1.250%	5/15/50	11,066	7,037
United States Treasury Note/Bond	1.375%	8/15/50	12,586	8,283
United States Treasury Note/Bond	1.625%	11/15/50	12,196	8,575
United States Treasury Note/Bond	1.875%	2/15/51	14,234	10,678
United States Treasury Note/Bond	2.375%	5/15/51	13,925	11,754
United States Treasury Note/Bond	2.000%	8/15/51	13,950	10,781
United States Treasury Note/Bond	1.875%	11/15/51	13,425	10,073

4

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.250%	2/15/52	19,188	15,788
	United States Treasury Note/Bond	2.875%	5/15/52	10,135	9,568
					1,851,368
Agency Bonds and Notes (1.1%)
	Federal Farm Credit Banks Funding Corp.	0.500%	12/1/23	200	193
	Federal Farm Credit Banks Funding Corp.	3.500%	12/20/23	75	76
	Federal Farm Credit Banks Funding Corp.	0.900%	1/18/24	300	290
	Federal Farm Credit Banks Funding Corp.	0.250%	2/26/24	600	573
	Federal Farm Credit Banks Funding Corp.	2.625%	5/3/24	280	278
	Federal Farm Credit Banks Funding Corp.	2.625%	5/16/24	805	799
	Federal Farm Credit Banks Funding Corp.	2.625%	6/10/24	295	293
	Federal Farm Credit Banks Funding Corp.	3.250%	6/17/24	425	427
	Federal Farm Credit Banks Funding Corp.	3.100%	6/28/24	325	325
	Federal Farm Credit Banks Funding Corp.	0.875%	11/18/24	175	166
	Federal Farm Credit Banks Funding Corp.	1.125%	1/6/25	210	200
	Federal Farm Credit Banks Funding Corp.	1.750%	2/14/25	520	503
	Federal Home Loan Banks	0.125%	8/28/23	300	290
	Federal Home Loan Banks	0.500%	11/9/23	225	218
	Federal Home Loan Banks	2.500%	2/13/24	535	531
	Federal Home Loan Banks	2.125%	2/28/24	450	444
	Federal Home Loan Banks	3.250%	3/8/24	65	65
	Federal Home Loan Banks	3.125%	6/14/24	1,500	1,500
	Federal Home Loan Banks	2.750%	6/28/24	265	263
	Federal Home Loan Banks	1.500%	8/15/24	330	320
	Federal Home Loan Banks	0.500%	4/14/25	1,000	931
	Federal Home Loan Banks	0.375%	9/4/25	500	459
	Federal Home Loan Banks	3.250%	11/16/28	315	317
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,688
[1]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	1,650	1,600
[1]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	1,800	1,744
[1]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	1,000	964
[1]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	1,000	964
[1]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	1,500	1,443
[1]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,152
[1]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,382
[1]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,836
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	155
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,911
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	624
[1]	Federal National Mortgage Assn.	0.250%	7/10/23	2,000	1,946
[1]	Federal National Mortgage Assn.	2.875%	9/12/23	400	400
[1]	Federal National Mortgage Assn.	0.250%	11/27/23	1,000	962
[1]	Federal National Mortgage Assn.	2.500%	2/5/24	975	967
[1]	Federal National Mortgage Assn.	1.750%	7/2/24	1,028	1,003
[1]	Federal National Mortgage Assn.	2.625%	9/6/24	160	159
[1]	Federal National Mortgage Assn.	1.625%	10/15/24	970	940
[1]	Federal National Mortgage Assn.	1.625%	1/7/25	1,300	1,255
[1]	Federal National Mortgage Assn.	0.625%	4/22/25	1,000	933
[1]	Federal National Mortgage Assn.	0.500%	6/17/25	1,000	926
[1]	Federal National Mortgage Assn.	0.375%	8/25/25	2,000	1,838
[1]	Federal National Mortgage Assn.	0.500%	11/7/25	2,000	1,836
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Federal National Mortgage Assn.	2.125%	4/24/26	575	555
[1]	Federal National Mortgage Assn.	1.875%	9/24/26	500	475
[1]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	885
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	175	208
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,158
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	381
[1]	Federal National Mortgage Assn.	0.875%	8/5/30	1,000	827
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	300	371
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	275	335
	Private Export Funding Corp.	3.550%	1/15/24	100	100
	Private Export Funding Corp.	2.450%	7/15/24	100	98
	Private Export Funding Corp.	1.750%	11/15/24	75	72
	Private Export Funding Corp.	3.250%	6/15/25	50	50
	Private Export Funding Corp.	1.400%	7/15/28	175	154
	Tennessee Valley Authority	2.875%	9/15/24	191	190
	Tennessee Valley Authority	0.750%	5/15/25	200	187
	Tennessee Valley Authority	6.750%	11/1/25	134	149
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,251
	Tennessee Valley Authority	1.500%	9/15/31	550	464
	Tennessee Valley Authority	4.650%	6/15/35	175	188
	Tennessee Valley Authority	5.880%	4/1/36	250	301
	Tennessee Valley Authority	5.500%	6/15/38	100	117
	Tennessee Valley Authority	5.250%	9/15/39	512	582
	Tennessee Valley Authority	4.875%	1/15/48	100	111
	Tennessee Valley Authority	5.375%	4/1/56	50	63
	Tennessee Valley Authority	4.625%	9/15/60	180	202
	Tennessee Valley Authority	4.250%	9/15/65	200	210
					47,773
Conventional Mortgage-Backed Securities (20.2%)
[1,2]	Fannie Mae Pool	6.500%	9/1/32	13	14
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28– 12/1/31	313	292
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27– 2/1/43	5,869	5,656
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26– 8/1/47	19,245	18,407
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25– 11/1/48	20,939	20,531
[1,2]	Freddie Mac Gold Pool	4.000%	6/1/24– 11/1/48	11,264	11,296
[1,2]	Freddie Mac Gold Pool	4.500%	5/1/23– 10/1/48	5,758	5,893
[1,2]	Freddie Mac Gold Pool	5.000%	11/1/22– 11/1/48	1,759	1,841
[1,2]	Freddie Mac Gold Pool	5.500%	1/1/24– 6/1/41	1,378	1,490
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/28– 3/1/39	1,030	1,152
[1,2]	Freddie Mac Gold Pool	7.000%	4/1/23– 2/1/37	80	87
[1,2]	Freddie Mac Gold Pool	7.500%	2/1/23– 4/1/28	4	5
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/24– 7/1/30	5	5
[1,2]	Freddie Mac Gold Pool	8.500%	7/1/24– 11/1/30	5	6
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27– 5/1/30	1	2
[1,2]	Freddie Mac Pool	2.000%	5/1/37– 4/1/42	690	640
[1,2]	Freddie Mac Pool	2.500%	4/1/52– 5/1/52	1,406	1,266
[1,2]	Freddie Mac Pool	3.000%	4/1/52	1,036	966
[2,3]	Ginnie Mae	2.500%	7/21/52	151	138
[2,3]	Ginnie Mae	3.000%	7/21/52	1,100	1,037
[2,3]	Ginnie Mae	3.500%	7/21/52	1,950	1,893
[2,3]	Ginnie Mae	4.000%	7/21/52	1,475	1,468
[2]	Ginnie Mae I Pool	3.000%	1/15/26– 12/15/45	1,332	1,262
[2]	Ginnie Mae I Pool	3.500%	11/15/25– 9/15/49	1,202	1,205
[2]	Ginnie Mae I Pool	4.000%	10/15/24– 11/15/47	1,265	1,294

5

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ginnie Mae I Pool	4.500%	10/15/24– 3/15/41	1,348	1,417
[2]	Ginnie Mae I Pool	5.000%	5/15/34– 4/15/41	908	961
[2]	Ginnie Mae I Pool	6.000%	11/15/31– 3/15/40	59	63
[2]	Ginnie Mae I Pool	6.500%	11/15/23– 12/15/38	108	114
[2]	Ginnie Mae I Pool	7.000%	5/15/23– 10/15/31	27	32
[2]	Ginnie Mae I Pool	7.500%	10/15/22– 1/15/31	8	10
[2]	Ginnie Mae I Pool	8.000%	11/15/22– 10/15/30	9	9
[2]	Ginnie Mae II Pool	1.500%	12/20/51	1,095	957
[2]	Ginnie Mae II Pool	2.000%	8/20/50– 1/20/52	42,096	37,398
[2]	Ginnie Mae II Pool	2.500%	6/20/27– 5/20/52	41,276	37,848
[2]	Ginnie Mae II Pool	3.000%	2/20/27– 6/20/52	40,137	38,003
[2]	Ginnie Mae II Pool	3.500%	9/20/25– 4/20/52	28,463	28,029
[2]	Ginnie Mae II Pool	4.000%	9/20/25– 5/20/50	13,436	13,603
[2]	Ginnie Mae II Pool	4.500%	2/20/39– 9/20/49	6,760	7,016
[2]	Ginnie Mae II Pool	5.000%	12/20/32– 3/20/49	2,376	2,517
[2]	Ginnie Mae II Pool	6.500%	12/20/35– 11/20/39	107	119
[2]	Ginnie Mae II Pool	7.000%	8/20/36– 4/20/38	13	15
[1,2]	UMBS Pool	1.500%	7/1/35– 9/1/51	53,619	46,228
[1,2]	UMBS Pool	2.000%	11/1/23– 4/1/52	227,095	199,990
[1,2,3]	UMBS Pool	2.500%	1/1/27– 4/1/52	165,708	150,860
[1,2,3]	UMBS Pool	3.000%	11/1/25– 7/14/52	97,310	91,848
[1,2]	UMBS Pool	3.500%	9/1/25– 7/1/52	53,000	51,661
[1,2,3]	UMBS Pool	4.000%	2/1/24– 7/14/52	35,448	35,978
[1,2]	UMBS Pool	4.500%	11/1/22– 7/1/50	14,823	15,121
[1,2]	UMBS Pool	5.000%	9/1/22– 3/1/50	5,777	6,023
[1,2]	UMBS Pool	5.500%	10/1/22– 6/1/49	2,770	2,986
[1,2]	UMBS Pool	6.000%	9/1/22– 5/1/41	1,499	1,638
[1,2]	UMBS Pool	7.000%	6/1/23– 11/1/37	128	139
[1,2]	UMBS Pool	7.500%	11/1/22– 2/1/32	13	17
[1,2]	UMBS Pool	8.000%	7/1/23– 11/1/30	2	2
[1,2]	UMBS Pool	8.500%	7/1/22– 4/1/31	1	1
					848,449
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.779%	12/1/41	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	21	22
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.388%	1.638%	10/1/37	15	15
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.433%	1.683%	7/1/36	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.474%	1.828%	3/1/43	33	33
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.555%	1.805%	9/1/43	3	3
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.302%	7/1/43	49	50
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	1.847%	8/1/35	27	28
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	1.851%	10/1/37	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.606%	2.343%	6/1/43	11	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	2.078%	2/1/36	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	1.885%	11/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	1.890%	1/1/42	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	2.045%	1/1/37	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.671%	2.036%	10/1/42	10	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.680%	2.049%	8/1/39	15	15
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.935%	12/1/33	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	10/1/39– 9/1/42	30	30
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.219%	5/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	1.948%	8/1/40	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	1.951%	10/1/42	11	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	1.955%	11/1/39	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.716%	2.614%	5/1/42	14	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.733%	2.044%	9/1/43	17	17
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.735%	3.485%	6/1/41	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.430%	7/1/41	19	20
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.000%	10/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	2.001%	9/1/34	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.764%	2.035%	11/1/39	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	2.359%	5/1/42	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.280%	2/1/41	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	2.246%	7/1/42	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.136%	8/1/42	28	29
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.447%	3/1/42	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.796%	2.292%	3/1/42	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	13	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.266%	9/1/40	11	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	11/1/33– 12/1/40	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.063%	11/1/41	9	9

6

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.075%	1/1/42	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.207%	3/1/41	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40– 12/1/41	21	21
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.231%	2/1/41	7	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.406%	5/1/41	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.070%	12/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.575%	3/1/41	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.308%	4/1/41	13	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	2.154%	2/1/41	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.210%	5/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	2.089%	12/1/39	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	7	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.287%	11/1/34	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.289%	4/1/37	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	3.662%	5/1/36	3	3
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	14	14
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	9	10
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	1.592%	4/1/37	6	6
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.532%	2.078%	9/1/37	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	1.875%	1/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	12/1/36	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.310%	5/1/42	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	1.915%	12/1/34	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.074%	2/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	1.993%	1/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	1.993%	12/1/36	13	12
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	12	12
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.125%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.015%	12/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.050%	12/1/35	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	2.141%	2/1/42	4	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	6/1/40– 12/1/40	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.221%	1/1/41	12	12
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.380%	3/1/41	1	1
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.950%	6/1/41	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.356%	5/1/40	1	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.612%	6/1/40	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.324%	2/1/42	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	2.220%	9/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	11/1/40	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.165%	6/1/40	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.201%	1/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.390%	2/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	2	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.005%	2.989%	5/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	11/1/34	12	12
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.490%	2/1/36	4	5
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.366%	5/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.411%	2.534%	10/1/36	8	9
[1,2,4]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	2.020%	6/1/37	7	7
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38– 8/20/41	22	22
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.750%	10/20/38– 12/20/42	72	72
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.875%	4/20/41– 6/20/43	48	48
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	1/20/41– 3/20/43	51	51
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.000%	5/20/41	3	3
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.250%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	3	3
					1,016
Total U.S. Government and Agency Obligations (Cost $2,994,876)					2,748,606
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	125	124
[2]	Ally Auto Receivables Trust Class A4 Series 2019-2	2.260%	8/15/24	50	50
[2]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	25	25
[2]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	750	748
[2]	American Express Credit Account Master Trust Class A Series 2021-1	0.900%	11/15/26	425	401
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-1	1.110%	8/19/24	97	97
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	25	24
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2020-3	0.760%	12/18/25	25	24
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	25	24

7

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2018-1	3.500%	1/18/24	9	9
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	23
[2]	BA Credit Card Trust Class A1 Series 2020-A1	0.340%	5/15/26	200	192
[2]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	35	33
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	74
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	70
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	34	34
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	27	27
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	150	144
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	99
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	70
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	157
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	164
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	137
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	48
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	95
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	145
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	145
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	125
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	49
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	100
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	111
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	123
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	97
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	96
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	266
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	154
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	42
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	42
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	63
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	42
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	145
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	391
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	72
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	243
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	25
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	91
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	179
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	129
[2]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	66
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	44
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	130
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	85
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	108
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	109
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	95
[2]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	385
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	72
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	24
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	47
[2,4]	BANK Class AS Series 2018-BNK12	4.486%	5/15/61	50	49
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	24
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	24
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	47
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	67
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	68
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	68
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	57
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	48
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	43
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	21
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	42
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	50	49
[2,4]	BANK Class C Series 2017-BNK8	4.204%	11/15/50	50	46
[2,4]	BANK Class C Series 2019-BNK19	4.166%	8/15/61	35	31
[2]	Bank of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	27
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	240
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	138
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	252
[2,4]	Barclays Commercial Mortgage Trust Class A5 Series 2022-C14	2.946%	2/15/55	200	179
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	22
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	91
[2]	Barclays Dryrock Issuance Trus Drock Class A Series 2022-1	3.070%	2/15/28	100	99
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	122
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	89
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	125
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	43
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	106
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	43
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	87
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	129
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	96
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	31
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	130
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	2/15/51	93	93
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	45	45
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B6	4.203%	10/10/51	37	37
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	47
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	111
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	75
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	50
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	177
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	77
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	257
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	97
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	318
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	222
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	346
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	125
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	207

8

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	210
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	103
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	90
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	87
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	84
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	105
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	84
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	189
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	110
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	110
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	44
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	66
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	85
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	43
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	174
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	247
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	70
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	48
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	48
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	72
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	47
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	144
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	25
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	49
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	70
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	26
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	20
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	44
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	63
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	21
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.528%	1/15/55	75	67
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	46
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-1	0.290%	1/25/24	75	74
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-2	0.330%	12/26/24	75	73
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-1	0.370%	7/25/24	25	24
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-2	0.430%	1/27/25	50	47
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	14	14
[2]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	25	25
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	123
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	121
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	128
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	54
[2]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	400	400
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	200	189
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2022-A1	2.800%	3/15/27	400	392
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	393
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	284
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	400	378
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	8	8
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	100	95
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	100	99
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	35	35
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	15	15
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	49
[2]	CarMax Auto Owner Trust Class A3 Series 2020-1	1.890%	12/16/24	53	52
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	51	50
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.500%	8/15/25	475	465
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.630%	6/15/26	25	24
[2]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	60	58
[2]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	100	97
[2]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	100	96
[2]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	100	96
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	100	100
[2]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	15	15
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	23
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	47
[2]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	75	72
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	36

9

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	142
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	96
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	140
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	75
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	412
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	120
[2]	CD Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	23	22
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	71
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	29
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	50	49
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	10	10
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	202	201
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	123
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	241
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	146
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	48
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	95
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	241
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	48
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	202
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	50	50
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	141
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	100	96
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2012-GC8	3.024%	9/10/45	4	4
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	100	99
[2,4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	50	50
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	100	99
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	173
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	4/10/48	175	170
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	98
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	99
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	120
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	49
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	71
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	241
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	271
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	253
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	50	50
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	219
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	466
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	206
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	98
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.580%	5/15/54	75	77
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2014-GC19	3.552%	3/10/47	8	8
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	42	41
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2013-GC15	4.649%	9/10/46	75	75
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC19	4.345%	3/10/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	97
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	47
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	40
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	50	49
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	82
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	50	49
[2]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	106	106
[2]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	40	40
[2]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	45	45
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	160	158
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	34
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	124
[2,4]	COMM Mortgage Trust Class A4 Series 2013-CR10	4.210%	8/10/46	20	20
[2]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	150	150
[2]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	50	50
[2]	COMM Mortgage Trust Class A4 Series 2013-CR6	3.101%	3/10/46	515	512
[2]	COMM Mortgage Trust Class A4 Series 2013-CR7	3.213%	3/10/46	31	30
[2,4]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.411%	7/10/45	83	83
[2,4]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	56	56
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	49
[2]	COMM Mortgage Trust Class A4 Series 2014-LC15	4.006%	4/10/47	150	149
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	100	99
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	125	124
[2]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	5/10/48	100	98
[2]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	224	220
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	123
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	221
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	122

10

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	125	122
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	146
[2,4]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	71	71
[2]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	38	38
[2]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	50	50
[2]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	8/10/47	175	173
[2]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	49
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS2	3.961%	3/10/47	54	54
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	123
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	222
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	146
[2]	COMM Mortgage Trust Class A5 Series 2015-DC1	3.350%	2/10/48	75	73
[2]	COMM Mortgage Trust Class A5 Series 2015-PC1	3.902%	7/10/50	100	99
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	105
[2]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	24	24
[2,4]	COMM Mortgage Trust Class AM Series 2013-CR11	4.715%	8/10/50	30	30
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	25	25
[2]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	4/10/47	75	74
[2]	COMM Mortgage Trust Class AM Series 2014-CR19	4.080%	8/10/47	50	49
[2]	COMM Mortgage Trust Class AM Series 2014-UBS2	4.199%	3/10/47	15	15
[2]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	8/10/47	44	43
[2]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	49
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	98
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	49
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	48
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	45
[2]	COMM Mortgage Trust Class ASB Series 2013-CR12	3.623%	10/10/46	13	13
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	15	15
[2]	COMM Mortgage Trust Class ASB Series 2014-CR15	3.595%	2/10/47	10	10
[2]	COMM Mortgage Trust Class ASB Series 2014-CR17	3.598%	5/10/47	9	9
[2]	COMM Mortgage Trust Class ASB Series 2014-CR18	3.452%	7/15/47	12	12
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS2	3.472%	3/10/47	7	7
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	61	61
[2]	COMM Mortgage Trust Class ASB Series 2015-CR23	3.257%	5/10/48	42	41
[2]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	85	83
[2]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	12	12
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	91	91
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	25
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	4.772%	2/10/47	28	28
[2]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	5/10/47	25	25
[2]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	10	10
[2,4]	COMM Mortgage Trust Class C Series 2013-LC6	4.242%	1/10/46	25	25
[2,4]	COMM Mortgage Trust Class C Series 2014-CR15	4.822%	2/10/47	50	50
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	256
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	221
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	4/15/50	100	98
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	150	147
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	98
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	197
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	144
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	25
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	221
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	194
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	143
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	48
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	269
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	73
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	72
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	44
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	50	49
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	33	33
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	47
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.262%	8/15/48	50	48
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	100
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	72
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	95
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	96
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	42
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	47
[2]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	400	397
[2]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	175	164
[2]	Discover Card Execution Note Trust Class A1 Series 2022-A1	1.960%	2/15/27	200	192
[2]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	150	135
[2]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	25	25
[2]	Drive Auto Receivables Trust Class B Series 2021-2	0.580%	12/15/25	75	73
[2]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	25	24

11

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Drive Auto Receivables Trust Class C Series 2021-2	0.870%	10/15/27	50	47
[2]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	77	77
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	50	46
[2]	Exeter Automobile Receivables Trust Class B Series 2021-1A	0.500%	2/18/25	16	16
[2]	Exeter Automobile Receivables Trust Class B Series 2021-3A	0.690%	1/15/26	50	49
[2]	Exeter Automobile Receivables Trust Class B Series 2022-2A	3.650%	10/15/26	25	25
[2]	Exeter Automobile Receivables Trust Class C Series 2020-3A	1.320%	7/15/25	75	74
[2]	Exeter Automobile Receivables Trust Class C Series 2021-1A	0.740%	1/15/26	85	83
[2]	Exeter Automobile Receivables Trust Class C Series 2021-3A	0.960%	10/15/26	50	48
[2]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	50	49
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	35	33
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	47
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	24
[1,2,4]	Fannie Mae Multifamily REMIC Trust Class A2 Series 2022-M10	2.003%	1/25/32	225	195
[1,2,4]	Fannie Mae Multifamily REMIC Trust Class A2 Series 2022-M1G	1.582%	9/25/31	75	63
[1,2,4]	Fannie Mae Multifamily REMIC Trust Class A2 Series 2022-M8	2.001%	12/25/31	150	131
[1,2,4]	Fannie Mae-Aces Class 1A Series 2014-M7	3.329%	6/25/24	180	179
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	30	28
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.681%	3/25/33	200	166
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	92
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	148	145
[1,2,4]	Fannie Mae-Aces Class A2 Series 2013-M14	3.329%	10/25/23	160	160
[1,2]	Fannie Mae-Aces Class A2 Series 2013-M7	2.280%	12/27/22	23	23
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M1	3.280%	7/25/23	125	125
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	126	125
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M2	3.513%	12/25/23	141	142
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M3	3.501%	1/25/24	46	46
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M4	3.346%	3/25/24	97	97
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	6/25/24	103	102
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	132	131
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	234	230
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	97	95
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.890%	5/25/25	175	172
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	205	202
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	84	83
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	137	135
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	96	95
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	250	240
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.534%	9/25/26	250	241
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.579%	9/25/26	70	67
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	94	92
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	100	97
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M42	1.270%	7/25/30	10	8
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	200	193
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	46	45
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	300	286
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.495%	10/25/26	164	157
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.169%	6/25/27	238	234
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.962%	11/25/27	74	72
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.885%	2/25/27	151	147
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.658%	12/25/26	146	141
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.221%	4/25/29	70	68
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	241	234
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	495	486
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.476%	7/25/28	125	126
[1,2]	Fannie Mae-Aces Class A2 Series 2018-M10	3.610%	2/25/31	300	300
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.773%	8/25/30	50	50
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.870%	9/25/30	177	180
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.699%	8/25/28	172	173
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.158%	3/25/28	150	147
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.143%	3/25/28	98	95
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.671%	9/25/28	199	199
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	400	384
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	250	232
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.748%	11/25/28	186	187
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	200	197
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	206	201
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	342	330
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	883
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	250	219
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M22	2.522%	8/25/29	362	339
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	86
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	214
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	125	114
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.363%	10/25/30	275	233
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.437%	11/25/30	60	51

12

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.507%	3/25/31	225	190
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.658%	4/25/31	50	43
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.797%	10/25/31	275	235
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.561%	11/25/30	50	42
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.292%	1/25/31	225	186
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.725%	10/25/31	325	276
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/31	100	85
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	139
[1,2,4]	Fannie Mae-Aces Class A3 Series 2018-M3	3.183%	2/25/30	73	71
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M12	2.493%	3/25/23	85	84
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M14	2.613%	4/25/23	13	13
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2018-M2	3.000%	1/25/28	425	414
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2015-M4	2.509%	7/25/22	1	1
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M2	2.152%	1/25/23	51	50
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M7	2.157%	10/25/23	15	15
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.639%	7/25/24	103	101
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M15	3.209%	11/25/27	260	253
[2]	Fifth Third Auto Trust Class A4 Series 2019-1	2.690%	11/16/26	50	50
[2]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	125	121
[2]	Ford Credit Auto Owner Trust Class A3 Series 2019-A	2.780%	9/15/23	2	2
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	12	12
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	87	86
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-C	0.410%	7/15/25	75	73
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.260%	2/15/24	93	93
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	150	146
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	50	48
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	75	75
[2]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	50	50
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-B	0.790%	11/15/25	35	34
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	25	23
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	46
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	99
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-2	3.060%	4/15/26	150	148
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	180
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	138
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	275	265
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K038	2.604%	10/25/23	10	9
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K039	2.683%	12/25/23	13	13
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K040	2.768%	4/25/24	41	41
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K042	2.267%	6/25/24	16	16
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K043	2.532%	10/25/23	13	13
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K047	2.827%	12/25/24	30	29
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	89	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	88	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	24	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	11/25/30	15	13
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	50	44
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	50	43
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K029	3.320%	2/25/23	311	311
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K030	3.250%	4/25/23	316	316
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K031	3.300%	4/25/23	1,215	1,215
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K032	3.310%	5/25/23	340	340
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K033	3.060%	7/25/23	325	324
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K034	3.531%	7/25/23	288	288
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K035	3.458%	8/25/23	399	399
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K036	3.527%	10/25/23	325	326
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K038	3.389%	3/25/24	200	200
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	225	224
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	275	274
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	275	273
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	25

13

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	150	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	1/25/25	161	160
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	175	174
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	175	174
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	324
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	125	123
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	297
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	428
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	148
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	493
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	124
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	197
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	223
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	226
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	357
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	25
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	179
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	357
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	76
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,745
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	277
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	230
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	405
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	278
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	449
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	222
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	387
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	265
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	263
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	211
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	420
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	198
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	346
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	328
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	283
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	408
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	85
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,175
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	130

14

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	368
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	106
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	272
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	341
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	256
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	150
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	129
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	611
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	222
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	379
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	221
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	350
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	129
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	347
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	176
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	179
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	111
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	3/25/54	100	89
[2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	4/25/55	100	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1510	3.718%	1/25/31	75	75
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1511	3.470%	3/25/31	100	99
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1514	2.859%	10/25/34	225	203
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1515	1.940%	2/25/35	150	121
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1516	1.721%	5/25/35	225	176
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1517	1.716%	7/25/35	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1518	1.860%	10/25/35	100	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1519	2.013%	12/25/35	100	80
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	96
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1520	2.438%	2/25/36	200	169
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1521	2.184%	8/25/36	150	122
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1522	2.361%	10/25/36	150	125
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	101
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	77
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	102
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	51
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K723	2.454%	8/25/23	117	116
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K724	3.062%	11/25/23	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K726	2.905%	4/25/24	152	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	198	197
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	246	244
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	900	896
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	275	276
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	224	224
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	373
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	500	490
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	92

15

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	183
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	114
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	98	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	45
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	138
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	115
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	161	160
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	197
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1510	3.794%	1/25/34	395	392
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1511	3.542%	3/25/34	225	218
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1513	2.797%	8/25/34	335	300
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	49
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	201
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	76
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	7/20/23	7	7
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-2	0.340%	5/20/24	100	98
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-3	0.390%	10/21/24	125	121
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-1	1.900%	3/20/25	175	170
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-2	3.420%	6/20/25	75	75
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-3	0.450%	4/16/25	129	127
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-4	0.380%	8/18/25	105	103
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	55	53
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	100	96
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	75	71
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	50	48
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	50	50
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-1	1.900%	3/17/25	30	30
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	23
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	46
[2]	GM Financial Securitized Term Class A3 Series 2021-1	0.350%	10/16/25	65	63
[2]	GM Financial Securitized Term Class A4 Series 2021-1	0.540%	5/17/27	250	235
[2]	GS Mortgage Securities Corp II Class A5 Series 2013-GC10	2.943%	2/10/46	92	92
[2]	GS Mortgage Securities Corp II Class AS Series 2013-GC10	3.279%	2/10/46	35	35
[2]	GS Mortgage Securities Trust Class A3 Series 2012-GCJ9	2.773%	11/10/45	89	89
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	145
[2]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	90	89
[2]	GS Mortgage Securities Trust Class A4 Series 2014-GC18	4.074%	1/10/47	200	199
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	146
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	49
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	98
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	72
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	190
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	72
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	146
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	252
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	96
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	139
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	275	254
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	115
[2,4]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.174%	7/10/46	20	20
[2]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	200	200
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	50	50
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	125	124
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	222
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	147
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	114
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	65
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	104
[2]	GS Mortgage Securities Trust Class AAB Series 2013-GC14	3.817%	8/10/46	5	5
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC22	3.467%	6/10/47	17	17
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	36	35

16

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	80	79
[2]	GS Mortgage Securities Trust Class AB Series 2015-GC34	3.278%	10/10/48	92	91
[2]	GS Mortgage Securities Trust Class AS Series 2013-GCJ2	3.375%	6/10/46	39	39
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	49
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	47
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	48
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	95
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	66
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/1/52	50	45
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	31
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	20
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.644%	9/10/47	25	24
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	49
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	9
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	150	144
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	25	25
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	24
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-1	0.270%	4/21/25	100	98
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	125	121
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	75	72
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	100	96
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	50	48
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	20	20
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	25	24
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	50	47
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	7	7
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	31	31
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-C	0.380%	5/15/25	49	48
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	50	48
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	50	48
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	25	24
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	23
[2]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	100	95
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C8	2.829%	10/15/45	5	5
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	100	100
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	97
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-C10	3.143%	12/15/47	51	51
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	208	206
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	7/15/47	75	74
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	74
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	237
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C10	3.372%	12/15/47	39	39
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	72
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-LC11	3.499%	4/15/46	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class A2 Series 2014-C24	2.940%	11/15/47	1	1
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C19	3.669%	4/15/47	14	14
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	98	96
[2,4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	75	75
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	95	95
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	175	174
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	175	172
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	57
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	122
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	98
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	81
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	39	39
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	65	65
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	127	126
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	8/15/47	25	25
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	85	85
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	198

17

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	98
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	122
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.171%	7/15/45	26	26
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C14	4.409%	8/15/46	30	30
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C15	4.420%	11/15/45	35	35
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	25	25
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	4/15/47	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	49
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	49
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	73
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	48
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	49
[2,4]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C14	3.761%	8/15/46	10	10
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C15	3.659%	11/15/45	2	2
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2014-C21	3.428%	8/15/47	11	11
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	62	61
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	31	31
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	69	69
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	33	33
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	74	74
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	53	52
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.947%	2/15/47	30	30
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	49
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	188
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	391
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	97
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	98
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	95
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	23
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	72
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	223
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	160
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	72
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	43
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	47
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	49
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	25
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-A	0.250%	1/16/24	68	67
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	50	48
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	10	10
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-A	0.320%	10/15/26	25	24
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	25	24
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	75	72
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	120
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.295%	8/15/46	40	40
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	100	100
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	68	68
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C8	3.134%	12/15/48	90	90
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	50	50
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	200	195

18

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C21	3.338%	3/15/48	100	98
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	4/15/48	75	73
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	123
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	219
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	145
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	99	99
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	100	100
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	73
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	190
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	239
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	146
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C11	4.495%	8/15/46	20	20
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	14	14
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C8	3.376%	12/15/48	50	50
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C9	3.456%	5/15/46	50	50
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	96
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C16	3.477%	6/15/47	9	9
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C19	3.326%	12/15/47	24	24
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	22	21
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	49	49
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	29	28
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	70	70
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	49	49
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	33	33
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	57	56
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C14	5.022%	2/15/47	100	100
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.476%	6/15/47	50	49
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.607%	10/15/47	50	49
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	48
[2]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	24
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	49
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	156
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	74
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	95
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	189
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	195
[2]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	50	48
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	234
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	147
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	184
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	55
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	64
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	145
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	129
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.922%	4/15/55	150	143
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	78
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	23
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	22
[2]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	100	97
[2]	Nissan Auto Lease Trust Class A4 Series 2020-A	1.880%	4/15/25	4	4
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-B	0.550%	7/15/24	25	25
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	100	96
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	50	48
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-C	1.950%	5/15/26	35	34
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	46
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	24
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-3	0.690%	3/17/25	2	2
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-4	0.730%	3/17/25	12	12

19

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-1	0.500%	4/15/25	93	92
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	30	30
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-4	0.880%	6/15/26	100	97
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-1	2.360%	8/17/26	75	72
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	50	49
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	21	21
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	50	49
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-2	0.900%	6/15/26	75	73
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-3	0.950%	9/15/27	50	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-4	1.260%	2/16/27	50	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	25	24
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	48
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	60	57
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	50	48
[2]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	199
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	0.260%	5/15/25	50	49
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	6	6
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-C	0.440%	10/15/24	27	26
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-D	0.350%	1/15/25	61	60
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	325	313
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	125	119
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	100	95
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	75	74
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	50	49
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	25	23
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	46
[2]	UBS Commercial Mortgage Trust Class A2 Series 2018-C13	4.208%	10/15/51	14	14
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	100	95
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	150	147
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	95
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	145
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	168
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	145
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	145
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	176
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	75
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	225
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	125
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	273
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	95
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	113
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	68
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	97
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	124
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	100
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	46
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	47
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	70
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	59
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	96
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	73
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	24
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C5	3.185%	3/10/46	99	98
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	165	164
[2]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	25	25
[2]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	550	520
[2]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	350	330
[2]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	142
[2]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	198
[2]	Verizon Owner Trust Class A Series 2020-C	0.410%	4/21/25	230	225
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	125	120
[2]	Wells Fargo Commercial Mortgage Trust Class A2 Series 2015-NXS1	2.632%	5/15/48	1	1
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2012-LC5	2.918%	10/15/45	6	6
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2014-LC18	3.271%	12/15/47	17	17
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	141
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	44	42
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	96
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	73
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	165	161
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	172
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	172
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	74

20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	207	203
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	317
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	72
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	154
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	145
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	240
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	271
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	199
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	74
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	151
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	187
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	183
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	92
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	42
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	75	74
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	122
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	4/15/50	276	269
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	98
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	185
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	168
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	174
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	246
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	148
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	44
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	87
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	73
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	49
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	30
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	74
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	52
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	95
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	24
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	89
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	67	66
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	71	71
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	16	15
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	9/15/58	32	31
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-NXS1	2.934%	5/15/48	22	22
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	71	71
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	42	41
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	81	79
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	48
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C9	2.870%	11/15/45	68	68
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C19	3.660%	3/15/47	5	5
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	25	24
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C12	3.198%	3/15/48	27	27
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C13	3.001%	5/15/45	76	75
[2,4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	100	100
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	60	59
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C14	3.337%	6/15/46	150	149
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	30	30
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	50	50
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	25	25
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	75	74
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	149
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	50
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	64
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	50
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	140	140
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C12	3.560%	3/15/48	18	18
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	15	15
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	75	74
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	8/15/46	20	20
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C16	4.668%	9/15/46	50	50
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C17	4.255%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	25	24
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-LC14	4.351%	3/15/47	60	59
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C15	3.720%	8/15/46	4	4
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C16	3.963%	9/15/46	8	8
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	6	6

21

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C19	3.618%	3/15/47	8	8
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C20	3.638%	5/15/47	9	9
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	34	34
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-LC14	3.522%	3/15/47	18	18
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2013-C17	4.788%	12/15/46	25	25
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C19	4.723%	3/15/47	25	24
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	25
[2]	World Omni Auto Receivables Trust Class A3 Series 2019-C	1.960%	12/16/24	49	49
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	19	19
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	35	35
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	46	45
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	50	49
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	75	72
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	100	96
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	100	95
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	50	48
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	75	74
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-A	1.790%	6/16/25	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	1/15/26	10	10
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	24
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2020-B	0.450%	2/15/24	100	99
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	50	48
[2]	World Omni Automobile Lease Securitization Trust Class A4 Series 2020-B	0.520%	2/17/26	25	24
[2]	World Omni Select Auto Trust Class A3 Series 2020-A	0.550%	7/15/25	18	18
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $121,023)					113,271
Corporate Bonds (27.1%)
Communications (2.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	160	157
	Activision Blizzard Inc.	1.350%	9/15/30	150	120
	Activision Blizzard Inc.	4.500%	6/15/47	200	193
	Activision Blizzard Inc.	2.500%	9/15/50	300	206
	Alphabet Inc.	0.450%	8/15/25	500	460
	Alphabet Inc.	0.800%	8/15/27	500	434
	Alphabet Inc.	1.100%	8/15/30	500	410
	Alphabet Inc.	1.900%	8/15/40	200	143
	Alphabet Inc.	2.250%	8/15/60	500	326
	America Movil SAB de CV	3.625%	4/22/29	200	190
	America Movil SAB de CV	2.875%	5/7/30	200	179
	America Movil SAB de CV	6.375%	3/1/35	300	343
	America Movil SAB de CV	6.125%	11/15/37	150	163
	America Movil SAB de CV	6.125%	3/30/40	200	221
	America Movil SAB de CV	4.375%	7/16/42	250	227
	America Movil SAB de CV	4.375%	4/22/49	200	185
	AT&T Inc.	0.900%	3/25/24	500	478
	AT&T Inc.	1.700%	3/25/26	500	457
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	3.800%	2/15/27	700	687
AT&T Inc.	2.300%	6/1/27	450	411
AT&T Inc.	1.650%	2/1/28	500	432
AT&T Inc.	4.100%	2/15/28	402	395
AT&T Inc.	4.350%	3/1/29	650	641
AT&T Inc.	4.300%	2/15/30	460	449
AT&T Inc.	2.750%	6/1/31	450	389
AT&T Inc.	2.250%	2/1/32	600	490
AT&T Inc.	2.550%	12/1/33	472	383
AT&T Inc.	4.500%	5/15/35	200	190
AT&T Inc.	4.900%	8/15/37	300	297
AT&T Inc.	4.850%	3/1/39	480	458
AT&T Inc.	3.500%	6/1/41	500	400
AT&T Inc.	4.300%	12/15/42	271	236
AT&T Inc.	4.750%	5/15/46	350	325
AT&T Inc.	5.150%	11/15/46	736	727
AT&T Inc.	4.500%	3/9/48	400	356
AT&T Inc.	3.650%	6/1/51	600	469
AT&T Inc.	3.500%	9/15/53	1,458	1,106
AT&T Inc.	3.550%	9/15/55	1,550	1,162
AT&T Inc.	3.800%	12/1/57	787	610
AT&T Inc.	3.650%	9/15/59	629	471
AT&T Inc.	3.850%	6/1/60	300	232
Baidu Inc.	3.875%	9/29/23	200	201
Baidu Inc.	4.375%	5/14/24	200	201
Baidu Inc.	3.075%	4/7/25	200	194
Baidu Inc.	3.625%	7/6/27	200	193
Baidu Inc.	4.375%	3/29/28	100	99
Baidu Inc.	3.425%	4/7/30	200	183
Baidu Inc.	2.375%	8/23/31	200	167
Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	74
Booking Holdings Inc.	3.650%	3/15/25	100	100
Booking Holdings Inc.	3.600%	6/1/26	225	222
Booking Holdings Inc.	3.550%	3/15/28	100	96
Booking Holdings Inc.	4.625%	4/13/30	300	299
British Telecommunications plc	4.500%	12/4/23	200	201
British Telecommunications plc	9.625%	12/15/30	516	642
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	175	176
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	852
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	212
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	206
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	217
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	264
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	179
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	575	580
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	312

22

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	500	352
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	250	174
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	650	633
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	385
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	360
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	375	313
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	650	515
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	272
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	349
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	300	256
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	76
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	500	329
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	145
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	167
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	171
Comcast Corp.	3.375%	2/15/25	264	262
Comcast Corp.	3.375%	8/15/25	500	494
Comcast Corp.	3.950%	10/15/25	625	628
Comcast Corp.	3.150%	3/1/26	400	390
Comcast Corp.	2.350%	1/15/27	495	462
Comcast Corp.	3.300%	2/1/27	400	389
Comcast Corp.	3.300%	4/1/27	150	145
Comcast Corp.	3.150%	2/15/28	325	310
Comcast Corp.	4.150%	10/15/28	950	948
Comcast Corp.	4.250%	10/15/30	350	345
Comcast Corp.	1.950%	1/15/31	500	416
Comcast Corp.	1.500%	2/15/31	500	401
Comcast Corp.	4.250%	1/15/33	275	270
Comcast Corp.	4.200%	8/15/34	175	169
Comcast Corp.	5.650%	6/15/35	1,065	1,160
Comcast Corp.	4.400%	8/15/35	150	146
Comcast Corp.	3.200%	7/15/36	225	191
Comcast Corp.	6.450%	3/15/37	175	207
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.900%	3/1/38	175	159
	Comcast Corp.	4.600%	10/15/38	550	533
	Comcast Corp.	3.250%	11/1/39	250	205
	Comcast Corp.	3.750%	4/1/40	300	263
	Comcast Corp.	4.650%	7/15/42	370	358
	Comcast Corp.	3.400%	7/15/46	500	399
	Comcast Corp.	3.969%	11/1/47	1,086	939
	Comcast Corp.	4.000%	3/1/48	200	174
	Comcast Corp.	4.700%	10/15/48	38	37
	Comcast Corp.	3.999%	11/1/49	268	234
	Comcast Corp.	3.450%	2/1/50	400	319
	Comcast Corp.	2.800%	1/15/51	300	212
	Comcast Corp.	2.887%	11/1/51	882	631
	Comcast Corp.	2.937%	11/1/56	853	592
	Comcast Corp.	4.950%	10/15/58	238	237
	Comcast Corp.	2.987%	11/1/63	847	579
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	957
	Discovery Communications LLC	3.800%	3/13/24	100	99
	Discovery Communications LLC	3.900%	11/15/24	150	148
	Discovery Communications LLC	3.950%	6/15/25	303	296
	Discovery Communications LLC	3.950%	3/20/28	400	374
	Discovery Communications LLC	5.000%	9/20/37	325	292
	Discovery Communications LLC	6.350%	6/1/40	150	148
	Discovery Communications LLC	4.875%	4/1/43	300	248
	Discovery Communications LLC	5.200%	9/20/47	225	193
	Discovery Communications LLC	5.300%	5/15/49	75	65
	Discovery Communications LLC	4.650%	5/15/50	200	157
	Discovery Communications LLC	4.000%	9/15/55	269	188
	Electronic Arts Inc.	4.800%	3/1/26	100	102
	Expedia Group Inc.	5.000%	2/15/26	150	150
	Expedia Group Inc.	4.625%	8/1/27	150	144
	Expedia Group Inc.	3.250%	2/15/30	250	208
	Expedia Group Inc.	2.950%	3/15/31	300	239
	Fox Corp.	4.030%	1/25/24	250	250
	Fox Corp.	3.050%	4/7/25	100	97
	Fox Corp.	4.709%	1/25/29	375	368
	Fox Corp.	3.500%	4/8/30	150	136
	Fox Corp.	5.476%	1/25/39	250	243
	Fox Corp.	5.576%	1/25/49	325	317
	Grupo Televisa SAB	6.625%	3/18/25	100	105
	Grupo Televisa SAB	4.625%	1/30/26	100	100
	Grupo Televisa SAB	6.625%	1/15/40	125	135
	Grupo Televisa SAB	5.000%	5/13/45	425	395
	Grupo Televisa SAB	5.250%	5/24/49	200	198
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	210	210
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	99
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	98
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	171
	Koninklijke KPN NV	8.375%	10/1/30	125	149
[5]	Magallanes Inc.	3.428%	3/15/24	300	294
[5]	Magallanes Inc.	3.638%	3/15/25	300	291
[5]	Magallanes Inc.	3.755%	3/15/27	800	751
[5]	Magallanes Inc.	4.054%	3/15/29	300	275
[5]	Magallanes Inc.	4.279%	3/15/32	1,000	893
[5]	Magallanes Inc.	5.050%	3/15/42	900	765
[5]	Magallanes Inc.	5.141%	3/15/52	1,400	1,175
[5]	Magallanes Inc.	5.391%	3/15/62	600	503
	NBCUniversal Media LLC	4.450%	1/15/43	225	209
	Omnicom Group Inc.	2.450%	4/30/30	150	126
	Omnicom Group Inc.	4.200%	6/1/30	100	96
	Omnicom Group Inc.	2.600%	8/1/31	200	167
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	150	149
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	243
	Orange SA	9.000%	3/1/31	550	710
	Orange SA	5.375%	1/13/42	325	335
	Orange SA	5.500%	2/6/44	200	210
	Paramount Global Inc.	4.750%	5/15/25	134	135
	Paramount Global Inc.	4.000%	1/15/26	400	391
	Paramount Global Inc.	2.900%	1/15/27	279	257

23

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global Inc.	3.375%	2/15/28	100	92
	Paramount Global Inc.	3.700%	6/1/28	100	93
	Paramount Global Inc.	4.950%	1/15/31	250	238
	Paramount Global Inc.	4.200%	5/19/32	200	177
	Paramount Global Inc.	5.500%	5/15/33	75	73
	Paramount Global Inc.	6.875%	4/30/36	240	249
	Paramount Global Inc.	5.900%	10/15/40	225	211
	Paramount Global Inc.	4.850%	7/1/42	225	187
	Paramount Global Inc.	4.375%	3/15/43	406	314
	Paramount Global Inc.	5.850%	9/1/43	225	210
	Paramount Global Inc.	4.900%	8/15/44	100	81
	Paramount Global Inc.	4.950%	5/19/50	250	210
	Rogers Communications Inc.	4.100%	10/1/23	175	176
	Rogers Communications Inc.	3.625%	12/15/25	125	122
	Rogers Communications Inc.	2.900%	11/15/26	100	94
[5]	Rogers Communications Inc.	3.200%	3/15/27	200	190
[5]	Rogers Communications Inc.	3.800%	3/15/32	400	366
[5]	Rogers Communications Inc.	4.500%	3/15/42	200	178
	Rogers Communications Inc.	4.500%	3/15/43	265	228
	Rogers Communications Inc.	5.000%	3/15/44	190	177
	Rogers Communications Inc.	4.350%	5/1/49	250	212
	Rogers Communications Inc.	3.700%	11/15/49	150	114
[5]	Rogers Communications Inc.	4.550%	3/15/52	400	353
	Take-Two Interactive Software Inc.	3.300%	3/28/24	200	197
	Take-Two Interactive Software Inc.	3.550%	4/14/25	200	197
	Take-Two Interactive Software Inc.	3.700%	4/14/27	200	194
	Telefonica Emisiones SA	4.103%	3/8/27	250	245
	Telefonica Emisiones SA	7.045%	6/20/36	475	536
	Telefonica Emisiones SA	4.665%	3/6/38	200	178
	Telefonica Emisiones SA	5.213%	3/8/47	550	490
	Telefonica Emisiones SA	4.895%	3/6/48	250	214
	Telefonica Europe BV	8.250%	9/15/30	250	299
	TELUS Corp.	2.800%	2/16/27	100	95
	TELUS Corp.	3.400%	5/13/32	100	90
	TELUS Corp.	4.300%	6/15/49	200	179
	Tencent Music Entertainment Group	2.000%	9/3/30	200	157
	Time Warner Cable LLC	6.550%	5/1/37	200	200
	Time Warner Cable LLC	7.300%	7/1/38	50	52
	Time Warner Cable LLC	6.750%	6/15/39	400	401
	Time Warner Cable LLC	5.875%	11/15/40	425	390
	Time Warner Cable LLC	5.500%	9/1/41	250	220
	Time Warner Cable LLC	4.500%	9/15/42	250	196
	Time Warner Entertainment Co. LP	8.375%	7/15/33	200	231
	T-Mobile USA Inc.	3.500%	4/15/25	600	587
	T-Mobile USA Inc.	1.500%	2/15/26	200	181
	T-Mobile USA Inc.	3.750%	4/15/27	800	770
	T-Mobile USA Inc.	2.050%	2/15/28	250	217
	T-Mobile USA Inc.	2.400%	3/15/29	100	87
	T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,419
	T-Mobile USA Inc.	2.550%	2/15/31	900	757
	T-Mobile USA Inc.	2.250%	11/15/31	500	406
	T-Mobile USA Inc.	2.700%	3/15/32	200	168
	T-Mobile USA Inc.	4.375%	4/15/40	400	358
	T-Mobile USA Inc.	3.000%	2/15/41	155	115
	T-Mobile USA Inc.	4.500%	4/15/50	600	533
	T-Mobile USA Inc.	3.300%	2/15/51	1,000	730
	T-Mobile USA Inc.	3.400%	10/15/52	575	425
[3]	T-Mobile USA Inc.	3.600%	11/15/60	200	146
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	292
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,370	1,266
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	70
	TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	187
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	106
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	181
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	229
	Verisign Inc.	2.700%	6/15/31	200	161
	Verizon Communications Inc.	3.376%	2/15/25	250	248
	Verizon Communications Inc.	0.850%	11/20/25	500	453
	Verizon Communications Inc.	1.450%	3/20/26	500	458
	Verizon Communications Inc.	2.625%	8/15/26	475	449
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	4.125%	3/16/27	700	698
Verizon Communications Inc.	3.000%	3/22/27	150	143
Verizon Communications Inc.	2.100%	3/22/28	600	533
Verizon Communications Inc.	4.329%	9/21/28	829	825
Verizon Communications Inc.	4.016%	12/3/29	727	705
Verizon Communications Inc.	3.150%	3/22/30	310	282
Verizon Communications Inc.	1.680%	10/30/30	527	424
Verizon Communications Inc.	1.750%	1/20/31	500	402
Verizon Communications Inc.	2.550%	3/21/31	800	684
Verizon Communications Inc.	2.355%	3/15/32	933	774
Verizon Communications Inc.	4.500%	8/10/33	575	561
Verizon Communications Inc.	4.400%	11/1/34	725	696
Verizon Communications Inc.	4.272%	1/15/36	256	241
Verizon Communications Inc.	5.250%	3/16/37	300	310
Verizon Communications Inc.	4.812%	3/15/39	350	344
Verizon Communications Inc.	2.650%	11/20/40	700	513
Verizon Communications Inc.	3.400%	3/22/41	600	488
Verizon Communications Inc.	2.850%	9/3/41	200	150
Verizon Communications Inc.	4.750%	11/1/41	200	192
Verizon Communications Inc.	4.125%	8/15/46	250	223
Verizon Communications Inc.	4.862%	8/21/46	639	630
Verizon Communications Inc.	4.522%	9/15/48	747	707
Verizon Communications Inc.	4.000%	3/22/50	250	216
Verizon Communications Inc.	2.875%	11/20/50	500	355
Verizon Communications Inc.	3.550%	3/22/51	900	722
Verizon Communications Inc.	2.987%	10/30/56	900	625
Verizon Communications Inc.	3.000%	11/20/60	500	340
Verizon Communications Inc.	3.700%	3/22/61	700	550
Vodafone Group plc	3.750%	1/16/24	325	326
Vodafone Group plc	4.375%	5/30/28	650	646
Vodafone Group plc	7.875%	2/15/30	150	177
Vodafone Group plc	6.250%	11/30/32	100	109
Vodafone Group plc	6.150%	2/27/37	200	216
Vodafone Group plc	5.000%	5/30/38	325	311
Vodafone Group plc	4.375%	2/19/43	275	239
Vodafone Group plc	4.875%	6/19/49	350	322
Vodafone Group plc	4.250%	9/17/50	300	251
Vodafone Group plc	5.125%	6/19/59	100	92
Walt Disney Co.	3.350%	3/24/25	345	342
Walt Disney Co.	3.700%	10/15/25	125	125
Walt Disney Co.	1.750%	1/13/26	300	280
Walt Disney Co.	2.200%	1/13/28	200	181
Walt Disney Co.	2.000%	9/1/29	400	344
Walt Disney Co.	3.800%	3/22/30	240	232
Walt Disney Co.	2.650%	1/13/31	700	616
Walt Disney Co.	6.200%	12/15/34	400	456
Walt Disney Co.	6.400%	12/15/35	165	192
Walt Disney Co.	6.650%	11/15/37	200	238
Walt Disney Co.	4.625%	3/23/40	75	73
Walt Disney Co.	3.500%	5/13/40	400	342
Walt Disney Co.	5.400%	10/1/43	100	105
Walt Disney Co.	4.750%	9/15/44	175	171
Walt Disney Co.	2.750%	9/1/49	275	197
Walt Disney Co.	4.700%	3/23/50	395	391
Walt Disney Co.	3.600%	1/13/51	400	334
Walt Disney Co.	3.800%	5/13/60	300	251
Weibo Corp.	3.500%	7/5/24	200	195
Weibo Corp.	3.375%	7/8/30	200	165
WPP Finance 2010	3.750%	9/19/24	200	195
				96,385
Consumer Discretionary (1.6%)
Advance Auto Parts Inc.	3.900%	4/15/30	250	228
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	398
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	382
Alibaba Group Holding Ltd.	2.125%	2/9/31	300	248
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	262
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	173
Alibaba Group Holding Ltd.	4.200%	12/6/47	425	352
Alibaba Group Holding Ltd.	3.150%	2/9/51	200	137
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	82
Alibaba Group Holding Ltd.	3.250%	2/9/61	300	200

24

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	0.450%	5/12/24	500	476
	Amazon.com Inc.	2.800%	8/22/24	250	248
	Amazon.com Inc.	3.800%	12/5/24	120	121
	Amazon.com Inc.	3.000%	4/13/25	200	199
	Amazon.com Inc.	0.800%	6/3/25	285	265
	Amazon.com Inc.	5.200%	12/3/25	225	236
	Amazon.com Inc.	1.000%	5/12/26	600	546
	Amazon.com Inc.	3.300%	4/13/27	600	589
	Amazon.com Inc.	1.200%	6/3/27	285	254
	Amazon.com Inc.	3.150%	8/22/27	725	706
	Amazon.com Inc.	1.650%	5/12/28	500	444
	Amazon.com Inc.	3.450%	4/13/29	400	389
	Amazon.com Inc.	1.500%	6/3/30	405	337
	Amazon.com Inc.	2.100%	5/12/31	500	428
	Amazon.com Inc.	3.600%	4/13/32	500	482
	Amazon.com Inc.	4.800%	12/5/34	225	236
	Amazon.com Inc.	3.875%	8/22/37	600	567
	Amazon.com Inc.	2.875%	5/12/41	500	401
	Amazon.com Inc.	4.050%	8/22/47	600	563
	Amazon.com Inc.	2.500%	6/3/50	300	212
	Amazon.com Inc.	3.100%	5/12/51	700	552
	Amazon.com Inc.	3.950%	4/13/52	400	368
	Amazon.com Inc.	2.700%	6/3/60	400	271
	Amazon.com Inc.	3.250%	5/12/61	200	152
	Amazon.com Inc.	4.100%	4/13/62	400	362
	American Honda Finance Corp.	0.875%	7/7/23	200	195
	American Honda Finance Corp.	3.450%	7/14/23	125	125
	American Honda Finance Corp.	3.625%	10/10/23	100	100
	American Honda Finance Corp.	2.900%	2/16/24	150	149
	American Honda Finance Corp.	0.550%	7/12/24	500	470
	American Honda Finance Corp.	2.150%	9/10/24	125	121
	American Honda Finance Corp.	1.200%	7/8/25	200	185
	American Honda Finance Corp.	2.350%	1/8/27	100	93
	American Honda Finance Corp.	2.000%	3/24/28	100	89
	American Honda Finance Corp.	2.250%	1/12/29	100	88
	American Honda Finance Corp.	1.800%	1/13/31	300	246
[2]	American University	3.672%	4/1/49	110	94
	Aptiv plc	4.350%	3/15/29	50	47
	Aptiv plc	4.400%	10/1/46	50	39
	Aptiv plc	5.400%	3/15/49	50	46
	Aptiv plc	3.100%	12/1/51	250	161
	Aptiv plc / Aptiv Corp.	3.250%	3/1/32	200	170
	Aptiv plc / Aptiv Corp.	4.150%	5/1/52	200	153
	AutoNation Inc.	3.500%	11/15/24	205	199
	AutoNation Inc.	4.500%	10/1/25	150	150
	AutoNation Inc.	3.800%	11/15/27	75	71
	AutoNation Inc.	3.850%	3/1/32	250	216
	AutoZone Inc.	3.125%	7/15/23	125	124
	AutoZone Inc.	3.125%	4/18/24	130	129
	AutoZone Inc.	3.250%	4/15/25	132	129
	AutoZone Inc.	3.625%	4/15/25	153	151
	AutoZone Inc.	3.125%	4/21/26	100	96
	AutoZone Inc.	3.750%	6/1/27	100	97
	AutoZone Inc.	3.750%	4/18/29	100	94
	AutoZone Inc.	4.000%	4/15/30	250	237
	AutoZone Inc.	1.650%	1/15/31	200	157
	Best Buy Co. Inc.	4.450%	10/1/28	200	197
	BorgWarner Inc.	3.375%	3/15/25	75	74
	BorgWarner Inc.	2.650%	7/1/27	200	182
	BorgWarner Inc.	4.375%	3/15/45	100	81
	Brunswick Corp.	0.850%	8/18/24	200	185
	California Endowment	2.498%	4/1/51	50	36
	California Institute of Technology	4.321%	8/1/45	70	70
	California Institute of Technology	4.700%	11/1/11	50	48
	California Institute of Technology	3.650%	9/1/19	100	75
	Claremont Mckenna College	3.775%	1/1/22	200	143
	Daimler Finance North America LLC	8.500%	1/18/31	250	316
	Darden Restaurants Inc.	3.850%	5/1/27	200	192
	Darden Restaurants Inc.	4.550%	2/15/48	50	41
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	158
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	66
	DR Horton Inc.	5.750%	8/15/23	75	76
	DR Horton Inc.	2.500%	10/15/24	100	96
[2]	Duke University	2.682%	10/1/44	100	77
[2]	Duke University	2.832%	10/1/55	125	95
	eBay Inc.	3.450%	8/1/24	125	124
	eBay Inc.	1.900%	3/11/25	180	169
	eBay Inc.	1.400%	5/10/26	200	180
	eBay Inc.	3.600%	6/5/27	300	288
	eBay Inc.	2.700%	3/11/30	200	171
	eBay Inc.	2.600%	5/10/31	200	166
	eBay Inc.	4.000%	7/15/42	200	170
	eBay Inc.	3.650%	5/10/51	200	154
	Emory University	2.143%	9/1/30	150	131
	Emory University	2.969%	9/1/50	50	40
	Ford Foundation	2.415%	6/1/50	60	42
	Ford Foundation	2.815%	6/1/70	150	102
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	100
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	233	230
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	50	43
	General Motors Co.	4.875%	10/2/23	625	631
	General Motors Co.	5.400%	10/2/23	250	254
	General Motors Co.	6.125%	10/1/25	600	620
	General Motors Co.	6.800%	10/1/27	100	105
	General Motors Co.	5.000%	4/1/35	165	148
	General Motors Co.	6.600%	4/1/36	250	253
	General Motors Co.	5.150%	4/1/38	225	197
	General Motors Co.	6.250%	10/2/43	210	200
	General Motors Co.	5.200%	4/1/45	230	194
	General Motors Co.	5.400%	4/1/48	200	175
	General Motors Co.	5.950%	4/1/49	175	163
	General Motors Financial Co. Inc.	1.700%	8/18/23	500	488
	General Motors Financial Co. Inc.	1.050%	3/8/24	200	189
	General Motors Financial Co. Inc.	3.950%	4/13/24	400	397
	General Motors Financial Co. Inc.	1.200%	10/15/24	200	186
	General Motors Financial Co. Inc.	3.500%	11/7/24	200	195
	General Motors Financial Co. Inc.	2.900%	2/26/25	958	914
	General Motors Financial Co. Inc.	3.800%	4/7/25	250	244
	General Motors Financial Co. Inc.	4.350%	4/9/25	325	321
	General Motors Financial Co. Inc.	2.750%	6/20/25	150	141
	General Motors Financial Co. Inc.	5.250%	3/1/26	150	150
	General Motors Financial Co. Inc.	1.500%	6/10/26	200	175
	General Motors Financial Co. Inc.	4.350%	1/17/27	325	312
	General Motors Financial Co. Inc.	5.000%	4/9/27	250	245
	General Motors Financial Co. Inc.	2.700%	8/20/27	500	439
	General Motors Financial Co. Inc.	2.400%	4/10/28	200	169
	General Motors Financial Co. Inc.	2.400%	10/15/28	200	166
	General Motors Financial Co. Inc.	4.300%	4/6/29	500	461
	General Motors Financial Co. Inc.	3.600%	6/21/30	700	606
	General Motors Financial Co. Inc.	2.350%	1/8/31	300	233
	General Motors Financial Co. Inc.	2.700%	6/10/31	200	158
	George Washington University	4.126%	9/15/48	300	275
	Georgetown University	4.315%	4/1/49	68	62
	Georgetown University	2.943%	4/1/50	100	71
	Georgetown University	5.215%	10/1/18	59	56
	Harley-Davidson Inc.	3.500%	7/28/25	100	97
	Harley-Davidson Inc.	4.625%	7/28/45	125	96
	Hasbro Inc.	3.900%	11/19/29	350	321
	Hasbro Inc.	6.350%	3/15/40	125	128
	Hasbro Inc.	5.100%	5/15/44	50	45
	Home Depot Inc.	3.750%	2/15/24	200	202
	Home Depot Inc.	2.700%	4/15/25	200	196
	Home Depot Inc.	3.000%	4/1/26	275	270
	Home Depot Inc.	2.500%	4/15/27	395	374
	Home Depot Inc.	2.800%	9/14/27	200	191
	Home Depot Inc.	2.950%	6/15/29	600	561
	Home Depot Inc.	2.700%	4/15/30	445	404
	Home Depot Inc.	1.375%	3/15/31	500	403
	Home Depot Inc.	1.875%	9/15/31	200	167

25

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	3.250%	4/15/32	200	187
	Home Depot Inc.	5.875%	12/16/36	825	948
	Home Depot Inc.	3.300%	4/15/40	295	250
	Home Depot Inc.	5.950%	4/1/41	175	200
	Home Depot Inc.	4.200%	4/1/43	200	187
	Home Depot Inc.	4.875%	2/15/44	300	305
	Home Depot Inc.	4.400%	3/15/45	100	96
	Home Depot Inc.	4.250%	4/1/46	330	311
	Home Depot Inc.	3.900%	6/15/47	250	224
	Home Depot Inc.	4.500%	12/6/48	225	220
	Home Depot Inc.	3.350%	4/15/50	375	304
	Home Depot Inc.	2.375%	3/15/51	200	135
	Home Depot Inc.	2.750%	9/15/51	300	218
	Home Depot Inc.	3.625%	4/15/52	500	428
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	187
	Honda Motor Co. Ltd.	2.967%	3/10/32	700	628
	Hyatt Hotels Corp.	3.375%	7/15/23	100	98
	Hyatt Hotels Corp.	1.300%	10/1/23	200	194
	Hyatt Hotels Corp.	1.800%	10/1/24	200	189
	Hyatt Hotels Corp.	4.850%	3/15/26	200	199
	Hyatt Hotels Corp.	4.375%	9/15/28	75	71
	Hyatt Hotels Corp.	6.000%	4/23/30	200	201
	JD.com Inc.	3.875%	4/29/26	200	196
	JD.com Inc.	3.375%	1/14/30	200	183
[2]	Johns Hopkins University	4.083%	7/1/53	75	72
	Lear Corp.	3.800%	9/15/27	41	39
	Lear Corp.	4.250%	5/15/29	150	139
	Lear Corp.	3.500%	5/30/30	100	87
	Lear Corp.	5.250%	5/15/49	125	108
	Leggett & Platt Inc.	3.800%	11/15/24	100	99
	Leggett & Platt Inc.	3.500%	11/15/27	125	118
	Leggett & Platt Inc.	4.400%	3/15/29	75	73
	Leggett & Platt Inc.	3.500%	11/15/51	200	152
	Leland Stanford Junior University	3.647%	5/1/48	200	186
	Lennar Corp.	4.500%	4/30/24	300	299
	Lennar Corp.	5.250%	6/1/26	200	202
	Lennar Corp.	4.750%	11/29/27	200	195
	Lowe's Cos. Inc.	3.875%	9/15/23	275	276
	Lowe's Cos. Inc.	3.125%	9/15/24	100	98
	Lowe's Cos. Inc.	3.375%	9/15/25	200	197
	Lowe's Cos. Inc.	2.500%	4/15/26	250	237
	Lowe's Cos. Inc.	3.100%	5/3/27	350	332
	Lowe's Cos. Inc.	1.300%	4/15/28	260	220
	Lowe's Cos. Inc.	1.700%	9/15/28	200	170
	Lowe's Cos. Inc.	6.500%	3/15/29	67	74
	Lowe's Cos. Inc.	3.650%	4/5/29	300	283
	Lowe's Cos. Inc.	4.500%	4/15/30	250	247
	Lowe's Cos. Inc.	1.700%	10/15/30	300	241
	Lowe's Cos. Inc.	2.625%	4/1/31	500	428
	Lowe's Cos. Inc.	3.750%	4/1/32	500	464
	Lowe's Cos. Inc.	2.800%	9/15/41	200	145
	Lowe's Cos. Inc.	4.250%	9/15/44	28	23
	Lowe's Cos. Inc.	3.700%	4/15/46	250	201
	Lowe's Cos. Inc.	4.050%	5/3/47	300	251
	Lowe's Cos. Inc.	3.000%	10/15/50	500	349
	Lowe's Cos. Inc.	4.250%	4/1/52	300	260
	Lowe's Cos. Inc.	4.450%	4/1/62	450	385
	Magna International Inc.	3.625%	6/15/24	170	169
	Magna International Inc.	4.150%	10/1/25	100	100
	Magna International Inc.	2.450%	6/15/30	100	85
	Marriott International Inc.	2.125%	10/3/22	200	199
	Marriott International Inc.	3.750%	3/15/25	175	173
	Marriott International Inc.	3.750%	10/1/25	65	64
	Marriott International Inc.	3.125%	6/15/26	1,083	1,030
	Marriott International Inc.	4.000%	4/15/28	50	48
	Marriott International Inc.	4.625%	6/15/30	200	191
	Marriott International Inc.	2.850%	4/15/31	300	249
	Masco Corp.	3.500%	11/15/27	100	95
	Masco Corp.	1.500%	2/15/28	200	168
	Masco Corp.	7.750%	8/1/29	24	28
	Masco Corp.	4.500%	5/15/47	100	85
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	122
	Massachusetts Institute of Technology	2.989%	7/1/50	85	69
	Massachusetts Institute of Technology	3.067%	4/1/52	100	82
	Massachusetts Institute of Technology	5.600%	7/1/11	130	154
	Massachusetts Institute of Technology	4.678%	7/1/14	125	125
	Massachusetts Institute of Technology	3.885%	7/1/16	100	84
	McDonald's Corp.	3.300%	7/1/25	497	493
	McDonald's Corp.	3.700%	1/30/26	300	300
	McDonald's Corp.	3.500%	3/1/27	200	196
	McDonald's Corp.	3.500%	7/1/27	315	309
	McDonald's Corp.	3.800%	4/1/28	350	344
	McDonald's Corp.	2.625%	9/1/29	200	179
	McDonald's Corp.	2.125%	3/1/30	200	171
	McDonald's Corp.	3.600%	7/1/30	200	190
	McDonald's Corp.	4.700%	12/9/35	200	199
	McDonald's Corp.	6.300%	10/15/37	150	172
	McDonald's Corp.	6.300%	3/1/38	100	114
	McDonald's Corp.	5.700%	2/1/39	100	108
	McDonald's Corp.	3.700%	2/15/42	25	21
	McDonald's Corp.	3.625%	5/1/43	100	83
	McDonald's Corp.	4.600%	5/26/45	210	198
	McDonald's Corp.	4.875%	12/9/45	300	294
	McDonald's Corp.	4.450%	3/1/47	250	233
	McDonald's Corp.	4.450%	9/1/48	150	139
	McDonald's Corp.	3.625%	9/1/49	200	164
	McDonald's Corp.	4.200%	4/1/50	200	180
	Mohawk Industries Inc.	3.625%	5/15/30	125	112
	NIKE Inc.	2.400%	3/27/25	225	220
	NIKE Inc.	2.375%	11/1/26	200	190
	NIKE Inc.	2.750%	3/27/27	200	192
	NIKE Inc.	2.850%	3/27/30	200	184
	NIKE Inc.	3.625%	5/1/43	125	110
	NIKE Inc.	3.875%	11/1/45	225	207
	NIKE Inc.	3.375%	3/27/50	300	255
[2]	Northwestern University	4.643%	12/1/44	75	77
[2]	Northwestern University	2.640%	12/1/50	50	36
[2]	Northwestern University	3.662%	12/1/57	75	65
	NVR Inc.	3.000%	5/15/30	200	172
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	314
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	395
	President and Fellows of Harvard College	4.875%	10/15/40	225	241
	President and Fellows of Harvard College	3.150%	7/15/46	100	85
	President and Fellows of Harvard College	3.745%	11/15/52	100	94
	PulteGroup Inc.	5.500%	3/1/26	200	203
	PulteGroup Inc.	6.375%	5/15/33	300	308
	Ralph Lauren Corp.	3.750%	9/15/25	50	50
	Ralph Lauren Corp.	2.950%	6/15/30	200	176
	Rockefeller Foundation	2.492%	10/1/50	250	181
	Ross Stores Inc.	4.600%	4/15/25	200	202
	Ross Stores Inc.	1.875%	4/15/31	200	158
	Sands China Ltd.	3.800%	1/8/26	200	160
	Starbucks Corp.	3.850%	10/1/23	100	101
	Starbucks Corp.	2.450%	6/15/26	200	189
	Starbucks Corp.	3.500%	3/1/28	100	96
	Starbucks Corp.	4.000%	11/15/28	200	195
	Starbucks Corp.	3.550%	8/15/29	200	188
	Starbucks Corp.	2.250%	3/12/30	450	381
	Starbucks Corp.	2.550%	11/15/30	550	469
	Starbucks Corp.	4.300%	6/15/45	50	44
	Starbucks Corp.	3.750%	12/1/47	125	102
	Starbucks Corp.	4.500%	11/15/48	200	182
	Starbucks Corp.	3.350%	3/12/50	100	75
	Starbucks Corp.	3.500%	11/15/50	300	235

26

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tapestry Inc.	4.125%	7/15/27	23	22
	Tapestry Inc.	3.050%	3/15/32	200	163
	TJX Cos. Inc.	2.250%	9/15/26	350	328
	Toyota Motor Corp.	3.419%	7/20/23	150	151
	Toyota Motor Corp.	2.358%	7/2/24	100	98
	Toyota Motor Corp.	1.339%	3/25/26	500	455
	Toyota Motor Corp.	2.760%	7/2/29	100	91
	Toyota Motor Credit Corp.	0.500%	8/14/23	500	485
	Toyota Motor Credit Corp.	1.350%	8/25/23	200	196
	Toyota Motor Credit Corp.	2.250%	10/18/23	300	296
	Toyota Motor Credit Corp.	2.900%	4/17/24	125	124
	Toyota Motor Credit Corp.	0.500%	6/18/24	200	189
	Toyota Motor Credit Corp.	0.625%	9/13/24	200	188
	Toyota Motor Credit Corp.	1.450%	1/13/25	200	190
	Toyota Motor Credit Corp.	1.800%	2/13/25	250	239
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	124
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	181
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	194
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	73
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	435
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	95
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	178
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	515
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	130
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	376
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	165
	Toyota Motor Credit Corp.	2.400%	1/13/32	60	51
	Tractor Supply Co.	1.750%	11/1/30	200	157
	Trustees of Boston College	3.129%	7/1/52	100	76
[2]	Trustees of Boston University	4.061%	10/1/48	50	47
	Trustees of Princeton University	5.700%	3/1/39	150	176
	Trustees of Princeton University	2.516%	7/1/50	150	112
	Trustees of Princeton University	4.201%	3/1/52	100	102
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	143
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	49
[2]	University of Chicago	2.547%	4/1/50	100	73
	University of Chicago	3.000%	10/1/52	50	39
[2]	University of Chicago	4.003%	10/1/53	100	96
	University of Miami	4.063%	4/1/52	100	90
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	89
	University of Notre Dame du Lac	3.394%	2/15/48	125	110
[2]	University of Southern California	3.028%	10/1/39	100	85
[2]	University of Southern California	3.841%	10/1/47	200	185
	University of Southern California	2.945%	10/1/51	200	156
	University of Southern California	5.250%	10/1/11	100	103
	VF Corp.	2.400%	4/23/25	200	192
	VF Corp.	2.950%	4/23/30	200	175
	Washington University	3.524%	4/15/54	100	87
	Washington University	4.349%	4/15/22	50	43
	Whirlpool Corp.	4.000%	3/1/24	50	50
	Whirlpool Corp.	3.700%	5/1/25	75	75
	Whirlpool Corp.	4.750%	2/26/29	150	150
	Whirlpool Corp.	4.500%	6/1/46	100	85
	Whirlpool Corp.	4.600%	5/15/50	75	64
[2]	William Marsh Rice University	3.574%	5/15/45	150	132
	Yale University	0.873%	4/15/25	100	94
	Yale University	1.482%	4/15/30	100	85
	Yale University	2.402%	4/15/50	100	71
					69,436
Consumer Staples (1.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	112
	Altria Group Inc.	4.000%	1/31/24	250	251
	Altria Group Inc.	2.350%	5/6/25	150	141
	Altria Group Inc.	4.400%	2/14/26	997	976
	Altria Group Inc.	2.625%	9/16/26	75	69
	Altria Group Inc.	4.800%	2/14/29	575	545
	Altria Group Inc.	5.800%	2/14/39	120	109
	Altria Group Inc.	3.400%	2/4/41	500	332
	Altria Group Inc.	4.250%	8/9/42	275	202
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Altria Group Inc.	4.500%	5/2/43	125	93
Altria Group Inc.	5.375%	1/31/44	350	302
Altria Group Inc.	3.875%	9/16/46	425	286
Altria Group Inc.	5.950%	2/14/49	155	136
Altria Group Inc.	3.700%	2/4/51	1,000	643
Altria Group Inc.	6.200%	2/14/59	70	65
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,029
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,147
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,630	1,537
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	96
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	248
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	181
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	444
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	494
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	465	474
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	937
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	252
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	194
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	127
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	310
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	265
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	700	630
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	529
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	613
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	300	270
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	350	316
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	161
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	375	329
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	192
Archer-Daniels-Midland Co.	3.250%	3/27/30	200	188
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	90
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	104
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	45
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	125
Archer-Daniels-Midland Co.	2.700%	9/15/51	200	147
BAT Capital Corp.	3.222%	8/15/24	650	632
BAT Capital Corp.	4.700%	4/2/27	330	323
BAT Capital Corp.	3.557%	8/15/27	875	801
BAT Capital Corp.	2.259%	3/25/28	500	418
BAT Capital Corp.	2.726%	3/25/31	500	394
BAT Capital Corp.	4.390%	8/15/37	525	417
BAT Capital Corp.	4.540%	8/15/47	575	423
BAT Capital Corp.	4.758%	9/6/49	250	188
BAT Capital Corp.	3.984%	9/25/50	300	204
BAT International Finance plc	1.668%	3/25/26	500	443
Brown-Forman Corp.	3.500%	4/15/25	81	81
Brown-Forman Corp.	4.500%	7/15/45	100	92
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	192
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	289
Campbell Soup Co.	3.950%	3/15/25	200	200
Campbell Soup Co.	3.300%	3/19/25	125	123
Campbell Soup Co.	4.150%	3/15/28	175	171
Campbell Soup Co.	2.375%	4/24/30	150	127

27

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Campbell Soup Co.	4.800%	3/15/48	135	126
Campbell Soup Co.	3.125%	4/24/50	100	71
Church & Dwight Co. Inc.	3.150%	8/1/27	100	96
Church & Dwight Co. Inc.	3.950%	8/1/47	75	66
Clorox Co.	3.100%	10/1/27	50	48
Clorox Co.	3.900%	5/15/28	50	49
Clorox Co.	1.800%	5/15/30	50	41
Coca-Cola Co.	1.750%	9/6/24	100	98
Coca-Cola Co.	3.375%	3/25/27	200	198
Coca-Cola Co.	2.900%	5/25/27	559	545
Coca-Cola Co.	1.000%	3/15/28	500	431
Coca-Cola Co.	2.125%	9/6/29	125	112
Coca-Cola Co.	3.450%	3/25/30	250	242
Coca-Cola Co.	1.375%	3/15/31	500	407
Coca-Cola Co.	4.125%	3/25/40	100	95
Coca-Cola Co.	2.500%	6/1/40	200	157
Coca-Cola Co.	2.875%	5/5/41	500	412
Coca-Cola Co.	4.200%	3/25/50	175	171
Coca-Cola Co.	2.600%	6/1/50	300	224
Coca-Cola Co.	2.750%	6/1/60	325	234
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	124
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	180
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	150
Colgate-Palmolive Co.	3.250%	3/15/24	100	100
Colgate-Palmolive Co.	4.000%	8/15/45	150	139
Conagra Brands Inc.	3.250%	9/15/22	75	75
Conagra Brands Inc.	0.500%	8/11/23	200	193
Conagra Brands Inc.	4.300%	5/1/24	200	201
Conagra Brands Inc.	4.600%	11/1/25	150	151
Conagra Brands Inc.	7.000%	10/1/28	75	81
Conagra Brands Inc.	8.250%	9/15/30	50	58
Conagra Brands Inc.	5.300%	11/1/38	100	94
Constellation Brands Inc.	4.750%	11/15/24	175	177
Constellation Brands Inc.	4.400%	11/15/25	100	100
Constellation Brands Inc.	3.700%	12/6/26	425	414
Constellation Brands Inc.	3.500%	5/9/27	150	144
Constellation Brands Inc.	3.600%	2/15/28	175	166
Constellation Brands Inc.	4.650%	11/15/28	75	74
Constellation Brands Inc.	3.150%	8/1/29	225	203
Constellation Brands Inc.	2.875%	5/1/30	356	309
Constellation Brands Inc.	2.250%	8/1/31	200	162
Constellation Brands Inc.	4.100%	2/15/48	100	85
Constellation Brands Inc.	5.250%	11/15/48	225	222
Constellation Brands Inc.	3.750%	5/1/50	125	100
Costco Wholesale Corp.	2.750%	5/18/24	275	273
Costco Wholesale Corp.	3.000%	5/18/27	100	97
Costco Wholesale Corp.	1.375%	6/20/27	250	224
Costco Wholesale Corp.	1.600%	4/20/30	1,900	1,603
Costco Wholesale Corp.	1.750%	4/20/32	200	165
Delhaize America LLC	9.000%	4/15/31	100	130
Diageo Capital plc	2.125%	10/24/24	200	193
Diageo Capital plc	1.375%	9/29/25	200	187
Diageo Capital plc	2.375%	10/24/29	200	177
Diageo Capital plc	2.000%	4/29/30	200	171
Diageo Capital plc	2.125%	4/29/32	200	167
Diageo Capital plc	5.875%	9/30/36	50	56
Diageo Capital plc	3.875%	4/29/43	250	223
Dollar General Corp.	4.150%	11/1/25	105	105
Dollar General Corp.	3.875%	4/15/27	150	147
Dollar General Corp.	4.125%	5/1/28	150	146
Dollar General Corp.	3.500%	4/3/30	100	92
Dollar General Corp.	4.125%	4/3/50	200	168
Dollar Tree Inc.	4.000%	5/15/25	200	199
Dollar Tree Inc.	4.200%	5/15/28	300	291
Estee Lauder Cos. Inc.	3.150%	3/15/27	367	357
Estee Lauder Cos. Inc.	2.375%	12/1/29	125	111
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	86
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	94
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	93
Estee Lauder Cos. Inc.	3.125%	12/1/49	125	99
Flowers Foods Inc.	3.500%	10/1/26	75	72
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	90
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	600	464
	General Mills Inc.	3.650%	2/15/24	100	101
	General Mills Inc.	4.200%	4/17/28	225	223
	General Mills Inc.	2.875%	4/15/30	150	132
	General Mills Inc.	2.250%	10/14/31	250	205
[5]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	250	239
[5]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	250	234
[5]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	1,000	923
	Hershey Co.	2.625%	5/1/23	100	100
	Hershey Co.	2.050%	11/15/24	55	53
	Hershey Co.	3.200%	8/21/25	65	64
	Hershey Co.	2.300%	8/15/26	100	95
	Hershey Co.	2.450%	11/15/29	130	116
	Hershey Co.	3.125%	11/15/49	150	118
	Hormel Foods Corp.	1.800%	6/11/30	200	168
	Hormel Foods Corp.	3.050%	6/3/51	200	153
	Ingredion Inc.	3.200%	10/1/26	100	96
	Ingredion Inc.	2.900%	6/1/30	175	152
	J M Smucker Co.	3.500%	3/15/25	175	173
	J M Smucker Co.	3.375%	12/15/27	150	143
	J M Smucker Co.	2.375%	3/15/30	100	85
	J M Smucker Co.	2.125%	3/15/32	100	80
	J M Smucker Co.	4.250%	3/15/35	100	92
	J M Smucker Co.	4.375%	3/15/45	125	109
	Kellogg Co.	2.650%	12/1/23	126	125
	Kellogg Co.	3.250%	4/1/26	125	121
	Kellogg Co.	3.400%	11/15/27	125	119
	Kellogg Co.	4.300%	5/15/28	100	100
	Kellogg Co.	7.450%	4/1/31	125	144
	Keurig Dr Pepper Inc.	3.130%	12/15/23	100	100
	Keurig Dr Pepper Inc.	4.417%	5/25/25	66	67
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	98
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	70
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	96
	Keurig Dr Pepper Inc.	3.950%	4/15/29	250	239
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	134
	Keurig Dr Pepper Inc.	2.250%	3/15/31	250	205
	Keurig Dr Pepper Inc.	4.050%	4/15/32	250	234
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	177
	Keurig Dr Pepper Inc.	4.420%	12/15/46	125	111
	Keurig Dr Pepper Inc.	3.800%	5/1/50	150	119
	Keurig Dr Pepper Inc.	4.500%	4/15/52	250	220
	Kimberly-Clark Corp.	3.050%	8/15/25	50	49
	Kimberly-Clark Corp.	2.750%	2/15/26	100	97
	Kimberly-Clark Corp.	1.050%	9/15/27	500	436
	Kimberly-Clark Corp.	3.950%	11/1/28	50	50
	Kimberly-Clark Corp.	3.200%	4/25/29	150	143
	Kimberly-Clark Corp.	3.100%	3/26/30	155	145
	Kimberly-Clark Corp.	2.000%	11/2/31	250	210
	Kimberly-Clark Corp.	6.625%	8/1/37	250	304
	Kimberly-Clark Corp.	5.300%	3/1/41	25	26
	Kimberly-Clark Corp.	3.200%	7/30/46	175	140
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	39
	Kraft Heinz Foods Co.	3.000%	6/1/26	350	331
	Kraft Heinz Foods Co.	3.750%	4/1/30	200	185
	Kraft Heinz Foods Co.	4.250%	3/1/31	200	190
	Kraft Heinz Foods Co.	6.875%	1/26/39	100	110
	Kraft Heinz Foods Co.	6.500%	2/9/40	250	267
	Kraft Heinz Foods Co.	5.200%	7/15/45	800	742
	Kraft Heinz Foods Co.	4.375%	6/1/46	450	375
	Kraft Heinz Foods Co.	4.875%	10/1/49	350	310
	Kraft Heinz Foods Co.	5.500%	6/1/50	250	240
	Kroger Co.	4.000%	2/1/24	100	101
	Kroger Co.	3.500%	2/1/26	160	158
	Kroger Co.	2.650%	10/15/26	140	131
	Kroger Co.	3.700%	8/1/27	100	97

28

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kroger Co.	7.700%	6/1/29	50	59
Kroger Co.	8.000%	9/15/29	125	149
Kroger Co.	2.200%	5/1/30	100	84
Kroger Co.	1.700%	1/15/31	250	199
Kroger Co.	7.500%	4/1/31	100	119
Kroger Co.	5.400%	7/15/40	50	50
Kroger Co.	5.000%	4/15/42	125	121
Kroger Co.	5.150%	8/1/43	100	98
Kroger Co.	4.450%	2/1/47	250	227
Kroger Co.	4.650%	1/15/48	225	209
Kroger Co.	3.950%	1/15/50	175	148
McCormick & Co. Inc.	3.150%	8/15/24	150	147
McCormick & Co. Inc.	3.400%	8/15/27	150	143
McCormick & Co. Inc.	2.500%	4/15/30	250	214
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	357
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	111
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	145
Molson Coors Beverage Co.	3.000%	7/15/26	375	353
Molson Coors Beverage Co.	5.000%	5/1/42	200	183
Molson Coors Beverage Co.	4.200%	7/15/46	375	307
Mondelez International Inc.	1.500%	5/4/25	100	93
Mondelez International Inc.	2.625%	3/17/27	200	187
Mondelez International Inc.	2.750%	4/13/30	115	101
Mondelez International Inc.	1.875%	10/15/32	500	389
Mondelez International Inc.	2.625%	9/4/50	250	170
PepsiCo Inc.	3.600%	3/1/24	700	704
PepsiCo Inc.	2.250%	3/19/25	265	258
PepsiCo Inc.	2.750%	4/30/25	200	197
PepsiCo Inc.	3.500%	7/17/25	452	454
PepsiCo Inc.	2.375%	10/6/26	225	216
PepsiCo Inc.	2.625%	3/19/27	100	96
PepsiCo Inc.	3.000%	10/15/27	325	317
PepsiCo Inc.	2.625%	7/29/29	200	185
PepsiCo Inc.	2.750%	3/19/30	345	318
PepsiCo Inc.	1.625%	5/1/30	200	170
PepsiCo Inc.	1.400%	2/25/31	200	164
PepsiCo Inc.	3.500%	3/19/40	175	156
PepsiCo Inc.	2.625%	10/21/41	200	157
PepsiCo Inc.	3.600%	8/13/42	100	89
PepsiCo Inc.	4.450%	4/14/46	300	303
PepsiCo Inc.	3.450%	10/6/46	300	258
PepsiCo Inc.	4.000%	5/2/47	100	95
PepsiCo Inc.	3.375%	7/29/49	240	205
PepsiCo Inc.	2.875%	10/15/49	325	258
PepsiCo Inc.	3.875%	3/19/60	150	140
Philip Morris International Inc.	3.600%	11/15/23	500	502
Philip Morris International Inc.	2.875%	5/1/24	220	217
Philip Morris International Inc.	3.250%	11/10/24	250	247
Philip Morris International Inc.	3.375%	8/11/25	150	148
Philip Morris International Inc.	2.750%	2/25/26	305	291
Philip Morris International Inc.	3.125%	3/2/28	100	91
Philip Morris International Inc.	3.375%	8/15/29	250	225
Philip Morris International Inc.	2.100%	5/1/30	150	123
Philip Morris International Inc.	1.750%	11/1/30	500	388
Philip Morris International Inc.	6.375%	5/16/38	200	210
Philip Morris International Inc.	4.375%	11/15/41	500	417
Philip Morris International Inc.	4.500%	3/20/42	125	107
Philip Morris International Inc.	3.875%	8/21/42	25	20
Procter & Gamble Co.	0.550%	10/29/25	300	276
Procter & Gamble Co.	2.800%	3/25/27	500	484
Procter & Gamble Co.	3.000%	3/25/30	500	472
Procter & Gamble Co.	1.200%	10/29/30	300	245
Procter & Gamble Co.	5.550%	3/5/37	150	173
Procter & Gamble Co.	3.550%	3/25/40	188	171
Procter & Gamble Co.	3.500%	10/25/47	169	150
Procter & Gamble Co.	3.600%	3/25/50	173	158
Reynolds American Inc.	4.450%	6/12/25	525	523
Reynolds American Inc.	5.700%	8/15/35	175	163
Reynolds American Inc.	7.250%	6/15/37	100	104
Reynolds American Inc.	6.150%	9/15/43	75	68
Reynolds American Inc.	5.850%	8/15/45	450	379
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sysco Corp.	3.750%	10/1/25	75	75
Sysco Corp.	3.300%	7/15/26	250	242
Sysco Corp.	3.250%	7/15/27	175	167
Sysco Corp.	2.400%	2/15/30	100	85
Sysco Corp.	5.950%	4/1/30	166	177
Sysco Corp.	6.600%	4/1/40	175	200
Sysco Corp.	4.850%	10/1/45	50	46
Sysco Corp.	4.500%	4/1/46	200	178
Sysco Corp.	4.450%	3/15/48	100	87
Sysco Corp.	6.600%	4/1/50	250	288
Sysco Corp.	3.150%	12/14/51	250	179
Target Corp.	3.500%	7/1/24	325	326
Target Corp.	2.250%	4/15/25	200	193
Target Corp.	2.500%	4/15/26	175	168
Target Corp.	1.950%	1/15/27	100	93
Target Corp.	3.375%	4/15/29	200	192
Target Corp.	2.650%	9/15/30	250	224
Target Corp.	6.500%	10/15/37	103	122
Target Corp.	7.000%	1/15/38	125	155
Target Corp.	3.900%	11/15/47	300	269
Target Corp.	2.950%	1/15/52	200	151
Tyson Foods Inc.	3.950%	8/15/24	600	598
Tyson Foods Inc.	4.000%	3/1/26	100	99
Tyson Foods Inc.	3.550%	6/2/27	275	264
Tyson Foods Inc.	4.350%	3/1/29	280	277
Tyson Foods Inc.	4.875%	8/15/34	100	101
Tyson Foods Inc.	5.150%	8/15/44	200	198
Tyson Foods Inc.	5.100%	9/28/48	275	277
Unilever Capital Corp.	3.250%	3/7/24	250	250
Unilever Capital Corp.	2.600%	5/5/24	450	443
Unilever Capital Corp.	3.375%	3/22/25	100	100
Unilever Capital Corp.	3.100%	7/30/25	225	222
Unilever Capital Corp.	2.000%	7/28/26	125	118
Unilever Capital Corp.	1.375%	9/14/30	300	244
Unilever Capital Corp.	1.750%	8/12/31	500	412
Unilever Capital Corp.	5.900%	11/15/32	200	228
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	373
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	316
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	242
Walmart Inc.	3.300%	4/22/24	250	251
Walmart Inc.	2.850%	7/8/24	275	274
Walmart Inc.	2.650%	12/15/24	200	198
Walmart Inc.	3.550%	6/26/25	309	312
Walmart Inc.	3.050%	7/8/26	250	248
Walmart Inc.	1.050%	9/17/26	100	91
Walmart Inc.	3.700%	6/26/28	450	448
Walmart Inc.	3.250%	7/8/29	300	289
Walmart Inc.	2.375%	9/24/29	175	159
Walmart Inc.	1.800%	9/22/31	100	85
Walmart Inc.	5.250%	9/1/35	192	214
Walmart Inc.	6.200%	4/15/38	315	384
Walmart Inc.	3.950%	6/28/38	275	266
Walmart Inc.	5.000%	10/25/40	100	107
Walmart Inc.	4.000%	4/11/43	274	259
Walmart Inc.	3.625%	12/15/47	265	235
Walmart Inc.	4.050%	6/29/48	375	365
Walmart Inc.	2.650%	9/22/51	200	151
				74,438
Energy (2.0%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	5.125%	9/15/40	175	171
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	1.231%	12/15/23	200	194
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	184
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	189
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	226
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	200	198

29

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	232
	Boardwalk Pipelines LP	4.950%	12/15/24	150	151
	Boardwalk Pipelines LP	5.950%	6/1/26	200	207
	Boardwalk Pipelines LP	4.450%	7/15/27	100	97
	BP Capital Markets America Inc.	3.194%	4/6/25	230	227
	BP Capital Markets America Inc.	3.410%	2/11/26	100	98
	BP Capital Markets America Inc.	3.119%	5/4/26	550	532
	BP Capital Markets America Inc.	3.017%	1/16/27	400	382
	BP Capital Markets America Inc.	4.234%	11/6/28	225	224
	BP Capital Markets America Inc.	3.633%	4/6/30	350	331
	BP Capital Markets America Inc.	2.721%	1/12/32	200	172
	BP Capital Markets America Inc.	3.060%	6/17/41	300	234
	BP Capital Markets America Inc.	3.000%	2/24/50	450	327
	BP Capital Markets America Inc.	2.772%	11/10/50	300	209
	BP Capital Markets America Inc.	2.939%	6/4/51	500	357
	BP Capital Markets America Inc.	3.001%	3/17/52	300	217
	BP Capital Markets America Inc.	3.379%	2/8/61	400	296
	BP Capital Markets plc	3.279%	9/19/27	200	192
	Burlington Resources LLC	7.400%	12/1/31	175	211
	Canadian Natural Resources Ltd.	3.850%	6/1/27	500	480
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	88
	Canadian Natural Resources Ltd.	7.200%	1/15/32	150	170
	Canadian Natural Resources Ltd.	6.450%	6/30/33	125	135
	Canadian Natural Resources Ltd.	5.850%	2/1/35	100	102
	Canadian Natural Resources Ltd.	6.500%	2/15/37	150	160
	Canadian Natural Resources Ltd.	6.250%	3/15/38	300	318
	Canadian Natural Resources Ltd.	4.950%	6/1/47	140	133
	Cenovus Energy Inc.	5.375%	7/15/25	277	285
	Cenovus Energy Inc.	4.250%	4/15/27	200	196
	Cenovus Energy Inc.	4.400%	4/15/29	250	241
	Cenovus Energy Inc.	2.650%	1/15/32	100	83
	Cenovus Energy Inc.	5.250%	6/15/37	200	195
	Cenovus Energy Inc.	6.800%	9/15/37	50	55
	Cenovus Energy Inc.	6.750%	11/15/39	300	319
	Cenovus Energy Inc.	5.400%	6/15/47	200	193
	Cenovus Energy Inc.	3.750%	2/15/52	150	114
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	200	207
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	230
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	527
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	275
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	78
	Chevron Corp.	1.554%	5/11/25	300	284
	Chevron Corp.	2.236%	5/11/30	500	440
	Chevron USA Inc.	1.018%	8/12/27	500	436
	Chevron USA Inc.	3.850%	1/15/28	100	99
	Chevron USA Inc.	3.250%	10/15/29	200	189
	Chevron USA Inc.	5.250%	11/15/43	175	186
	Chevron USA Inc.	2.343%	8/12/50	200	138
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	400	352
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	147
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	204
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	211
	CNOOC Petroleum North America ULC	6.400%	5/15/37	300	334
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	303
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	103
	ConocoPhillips	4.300%	8/15/28	50	51
	ConocoPhillips	2.400%	2/15/31	300	257
	ConocoPhillips	5.900%	10/15/32	450	495
	ConocoPhillips	5.900%	5/15/38	450	498
	ConocoPhillips	6.500%	2/1/39	100	117
	ConocoPhillips	4.875%	10/1/47	100	99
	ConocoPhillips Co.	6.950%	4/15/29	262	300
[5]	ConocoPhillips Co.	3.758%	3/15/42	88	77
	ConocoPhillips Co.	4.300%	11/15/44	275	253
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	ConocoPhillips Co.	4.025%	3/15/62	300	256
	Continental Resources Inc.	4.375%	1/15/28	200	188
	Continental Resources Inc.	4.900%	6/1/44	50	39
[5]	Coterra Energy Inc.	4.375%	6/1/24	200	200
[5]	Coterra Energy Inc.	3.900%	5/15/27	200	192
	Devon Energy Corp.	5.250%	9/15/24	200	204
	Devon Energy Corp.	5.850%	12/15/25	100	104
	Devon Energy Corp.	5.250%	10/15/27	100	101
	Devon Energy Corp.	5.875%	6/15/28	130	132
	Devon Energy Corp.	4.500%	1/15/30	130	123
	Devon Energy Corp.	7.875%	9/30/31	160	187
	Devon Energy Corp.	7.950%	4/15/32	163	192
	Devon Energy Corp.	5.000%	6/15/45	150	139
	Diamondback Energy Inc.	3.250%	12/1/26	100	98
	Diamondback Energy Inc.	3.500%	12/1/29	200	183
	Diamondback Energy Inc.	3.125%	3/24/31	200	174
	Diamondback Energy Inc.	4.400%	3/24/51	200	171
	Diamondback Energy Inc.	4.250%	3/15/52	200	166
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	66
[5]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	91
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	200	184
	Enable Midstream Partners LP	3.900%	5/15/24	150	148
	Enable Midstream Partners LP	4.400%	3/15/27	150	145
	Enable Midstream Partners LP	4.950%	5/15/28	200	196
	Enable Midstream Partners LP	4.150%	9/15/29	200	182
	Enable Midstream Partners LP	5.000%	5/15/44	100	84
	Enbridge Energy Partners LP	5.875%	10/15/25	150	157
	Enbridge Energy Partners LP	7.500%	4/15/38	150	177
	Enbridge Energy Partners LP	5.500%	9/15/40	125	125
	Enbridge Energy Partners LP	7.375%	10/15/45	125	150
	Enbridge Inc.	0.550%	10/4/23	200	193
	Enbridge Inc.	2.500%	1/15/25	100	96
	Enbridge Inc.	1.600%	10/4/26	200	178
	Enbridge Inc.	3.700%	7/15/27	150	144
	Enbridge Inc.	3.125%	11/15/29	200	181
	Enbridge Inc.	2.500%	8/1/33	200	162
	Enbridge Inc.	4.500%	6/10/44	100	87
	Enbridge Inc.	4.000%	11/15/49	100	84
	Enbridge Inc.	3.400%	8/1/51	400	302
	Energy Transfer LP	4.050%	3/15/25	1,000	985
	Energy Transfer LP	4.750%	1/15/26	500	499
	Energy Transfer LP	5.500%	6/1/27	300	304
	Energy Transfer LP	5.250%	4/15/29	425	421
	Energy Transfer LP	3.750%	5/15/30	450	405
	Energy Transfer LP	4.950%	1/15/43	175	145
	Energy Transfer LP	5.300%	4/1/44	300	260
	Energy Transfer LP	5.300%	4/15/47	200	173
	Energy Transfer LP	5.400%	10/1/47	275	242
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	100	100
	Energy Transfer Operating LP	6.625%	10/15/36	150	151
	Energy Transfer Operating LP	5.800%	6/15/38	150	141
	Energy Transfer Operating LP	6.050%	6/1/41	100	97
	Energy Transfer Operating LP	6.500%	2/1/42	275	276
	Energy Transfer Operating LP	5.150%	3/15/45	150	128
	Energy Transfer Operating LP	6.125%	12/15/45	200	192
	Energy Transfer Operating LP	6.000%	6/15/48	300	282
	Energy Transfer Operating LP	6.250%	4/15/49	320	310
	Energy Transfer Operating LP	5.000%	5/15/50	500	425
	Enterprise Products Operating LLC	3.900%	2/15/24	175	175
	Enterprise Products Operating LLC	3.750%	2/15/25	150	149
	Enterprise Products Operating LLC	3.700%	2/15/26	150	148
	Enterprise Products Operating LLC	3.950%	2/15/27	100	99
	Enterprise Products Operating LLC	3.125%	7/31/29	400	360
	Enterprise Products Operating LLC	2.800%	1/31/30	300	263
	Enterprise Products Operating LLC	6.875%	3/1/33	175	201
	Enterprise Products Operating LLC	7.550%	4/15/38	150	178
	Enterprise Products Operating LLC	6.125%	10/15/39	300	318
	Enterprise Products Operating LLC	5.950%	2/1/41	175	183

30

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	4.450%	2/15/43	300	262
	Enterprise Products Operating LLC	4.850%	3/15/44	520	472
	Enterprise Products Operating LLC	4.900%	5/15/46	425	391
	Enterprise Products Operating LLC	4.250%	2/15/48	300	253
	Enterprise Products Operating LLC	4.200%	1/31/50	350	292
	Enterprise Products Operating LLC	3.200%	2/15/52	300	215
	Enterprise Products Operating LLC	3.300%	2/15/53	200	146
	Enterprise Products Operating LLC	3.950%	1/31/60	200	158
	Enterprise Products Operating LLC	5.250%	8/16/77	100	84
	Enterprise Products Operating LLC	5.375%	2/15/78	200	159
	EOG Resources Inc.	4.150%	1/15/26	150	151
	EOG Resources Inc.	4.375%	4/15/30	200	201
	EOG Resources Inc.	4.950%	4/15/50	200	207
	EQT Corp.	6.625%	2/1/25	100	103
[5]	EQT Corp.	3.125%	5/15/26	150	141
	EQT Corp.	3.900%	10/1/27	100	93
	EQT Corp.	5.000%	1/15/29	200	194
	EQT Corp.	7.500%	2/1/30	200	215
	Equinor ASA	2.650%	1/15/24	375	371
	Equinor ASA	3.700%	3/1/24	150	151
	Equinor ASA	3.250%	11/10/24	150	149
	Equinor ASA	1.750%	1/22/26	479	447
	Equinor ASA	7.250%	9/23/27	250	286
	Equinor ASA	3.625%	9/10/28	175	171
	Equinor ASA	2.375%	5/22/30	400	351
	Equinor ASA	5.100%	8/17/40	125	131
	Equinor ASA	4.250%	11/23/41	175	165
	Equinor ASA	3.950%	5/15/43	125	112
	Equinor ASA	4.800%	11/8/43	175	175
	Equinor ASA	3.250%	11/18/49	225	179
	Equinor ASA	3.700%	4/6/50	405	349
	Exxon Mobil Corp.	2.992%	3/19/25	950	936
	Exxon Mobil Corp.	3.043%	3/1/26	300	294
	Exxon Mobil Corp.	2.275%	8/16/26	600	570
	Exxon Mobil Corp.	2.440%	8/16/29	250	225
	Exxon Mobil Corp.	3.482%	3/19/30	375	359
	Exxon Mobil Corp.	2.610%	10/15/30	650	584
	Exxon Mobil Corp.	2.995%	8/16/39	300	245
	Exxon Mobil Corp.	4.227%	3/19/40	400	378
	Exxon Mobil Corp.	3.567%	3/6/45	235	199
	Exxon Mobil Corp.	4.114%	3/1/46	400	366
	Exxon Mobil Corp.	4.327%	3/19/50	825	779
	Exxon Mobil Corp.	3.452%	4/15/51	600	493
	Halliburton Co.	3.500%	8/1/23	112	112
	Halliburton Co.	3.800%	11/15/25	8	8
	Halliburton Co.	2.920%	3/1/30	200	177
	Halliburton Co.	4.850%	11/15/35	200	192
	Halliburton Co.	6.700%	9/15/38	345	379
	Halliburton Co.	4.500%	11/15/41	100	87
	Halliburton Co.	4.750%	8/1/43	150	133
	Halliburton Co.	5.000%	11/15/45	500	459
	Helmerich & Payne Inc.	2.900%	9/29/31	100	86
	Hess Corp.	3.500%	7/15/24	100	98
	Hess Corp.	4.300%	4/1/27	250	244
	Hess Corp.	7.125%	3/15/33	100	111
	Hess Corp.	5.600%	2/15/41	550	536
[5]	HF Sinclair Corp.	5.875%	4/1/26	200	202
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	249
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	500	501
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	51
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	265
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	54
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	205
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	260
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	47
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	402
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	66
	Kinder Morgan Inc.	4.300%	6/1/25	300	299
	Kinder Morgan Inc.	1.750%	11/15/26	200	177
	Kinder Morgan Inc.	4.300%	3/1/28	500	487
	Kinder Morgan Inc.	7.800%	8/1/31	290	337
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Inc.	7.750%	1/15/32	265	309
	Kinder Morgan Inc.	5.300%	12/1/34	175	170
	Kinder Morgan Inc.	5.550%	6/1/45	200	189
	Kinder Morgan Inc.	5.050%	2/15/46	350	313
	Kinder Morgan Inc.	3.600%	2/15/51	200	147
	Magellan Midstream Partners LP	3.250%	6/1/30	200	177
	Magellan Midstream Partners LP	5.150%	10/15/43	125	116
	Magellan Midstream Partners LP	4.250%	9/15/46	200	169
	Magellan Midstream Partners LP	4.200%	10/3/47	150	124
	Magellan Midstream Partners LP	4.850%	2/1/49	100	90
	Marathon Oil Corp.	4.400%	7/15/27	200	195
	Marathon Oil Corp.	6.800%	3/15/32	400	434
	Marathon Oil Corp.	5.200%	6/1/45	100	92
	Marathon Petroleum Corp.	4.700%	5/1/25	300	304
	Marathon Petroleum Corp.	5.125%	12/15/26	200	205
	Marathon Petroleum Corp.	6.500%	3/1/41	300	326
	Marathon Petroleum Corp.	4.500%	4/1/48	360	304
	MPLX LP	4.500%	7/15/23	200	200
	MPLX LP	4.875%	12/1/24	400	403
	MPLX LP	4.875%	6/1/25	283	285
	MPLX LP	4.125%	3/1/27	300	290
	MPLX LP	4.250%	12/1/27	400	385
	MPLX LP	4.000%	3/15/28	400	379
	MPLX LP	2.650%	8/15/30	500	417
	MPLX LP	4.500%	4/15/38	400	351
	MPLX LP	5.500%	2/15/49	455	423
	Newfield Exploration Co.	5.375%	1/1/26	100	101
	NOV Inc.	3.600%	12/1/29	200	179
	NOV Inc.	3.950%	12/1/42	125	92
	ONEOK Inc.	7.500%	9/1/23	100	103
	ONEOK Inc.	2.750%	9/1/24	100	97
	ONEOK Inc.	2.200%	9/15/25	425	396
	ONEOK Inc.	4.550%	7/15/28	200	193
	ONEOK Inc.	4.350%	3/15/29	100	94
	ONEOK Inc.	3.400%	9/1/29	245	216
	ONEOK Inc.	3.100%	3/15/30	200	172
	ONEOK Inc.	4.950%	7/13/47	200	170
	ONEOK Inc.	4.450%	9/1/49	150	120
	ONEOK Inc.	4.500%	3/15/50	100	80
	ONEOK Partners LP	6.650%	10/1/36	300	305
	ONEOK Partners LP	6.125%	2/1/41	150	143
	Ovintiv Inc.	7.375%	11/1/31	50	55
	Ovintiv Inc.	6.500%	8/15/34	150	156
	Ovintiv Inc.	6.625%	8/15/37	200	209
	Ovintiv Inc.	6.500%	2/1/38	100	104
[2]	Petroleos Mexicanos	2.378%	4/15/25	15	14
	Phillips 66	3.850%	4/9/25	300	298
	Phillips 66	2.150%	12/15/30	400	327
	Phillips 66	4.650%	11/15/34	500	485
	Phillips 66	4.875%	11/15/44	500	484
	Phillips 66	3.300%	3/15/52	200	149
[5]	Phillips 66 Co.	2.450%	12/15/24	50	48
[5]	Phillips 66 Co.	3.605%	2/15/25	250	247
[5]	Phillips 66 Co.	3.750%	3/1/28	50	48
[5]	Phillips 66 Co.	3.150%	12/15/29	100	90
[5]	Phillips 66 Co.	4.680%	2/15/45	245	226
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	245
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	165
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	600	588
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	98
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	243
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	177
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	100
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	158
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	400	408
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	409

31

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	465
Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	251
Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	289
Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	288
Schlumberger Investment SA	3.650%	12/1/23	325	326
Schlumberger Investment SA	2.650%	6/26/30	300	264
Shell International Finance BV	0.375%	9/15/23	500	484
Shell International Finance BV	3.250%	5/11/25	200	198
Shell International Finance BV	2.875%	5/10/26	500	484
Shell International Finance BV	2.500%	9/12/26	900	855
Shell International Finance BV	3.875%	11/13/28	100	99
Shell International Finance BV	2.375%	11/7/29	550	486
Shell International Finance BV	2.750%	4/6/30	500	451
Shell International Finance BV	4.125%	5/11/35	300	286
Shell International Finance BV	6.375%	12/15/38	475	553
Shell International Finance BV	5.500%	3/25/40	175	188
Shell International Finance BV	2.875%	11/26/41	200	155
Shell International Finance BV	4.550%	8/12/43	300	285
Shell International Finance BV	4.375%	5/11/45	430	400
Shell International Finance BV	4.000%	5/10/46	700	620
Shell International Finance BV	3.125%	11/7/49	500	385
Shell International Finance BV	3.000%	11/26/51	200	149
Spectra Energy Partners LP	4.750%	3/15/24	500	504
Spectra Energy Partners LP	3.500%	3/15/25	138	135
Spectra Energy Partners LP	3.375%	10/15/26	205	195
Spectra Energy Partners LP	4.500%	3/15/45	325	283
Suncor Energy Inc.	5.950%	12/1/34	125	131
Suncor Energy Inc.	6.800%	5/15/38	225	252
Suncor Energy Inc.	6.500%	6/15/38	400	440
Suncor Energy Inc.	4.000%	11/15/47	200	171
Suncor Energy Inc.	3.750%	3/4/51	200	162
Targa Resources Corp.	4.200%	2/1/33	200	181
Targa Resources Corp.	4.950%	4/15/52	200	172
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	102
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	96
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	102
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	190
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	182
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	172
TC PipeLines LP	3.900%	5/25/27	50	49
Total Capital International SA	2.986%	6/29/41	200	158
Total Capital International SA	3.461%	7/12/49	200	161
Total Capital International SA	3.127%	5/29/50	400	306
Total Capital International SA	3.386%	6/29/60	200	153
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	125	124
TotalEnergies Capital International SA	3.700%	1/15/24	525	527
TotalEnergies Capital International SA	2.434%	1/10/25	175	170
TotalEnergies Capital International SA	3.455%	2/19/29	325	310
TotalEnergies Capital International SA	2.829%	1/10/30	300	272
TransCanada PipeLines Ltd.	1.000%	10/12/24	200	187
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	243
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	382
TransCanada PipeLines Ltd.	2.500%	10/12/31	200	166
TransCanada PipeLines Ltd.	4.625%	3/1/34	400	384
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	154
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	314
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	285
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	216
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	288
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	97
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	180
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	91
Valero Energy Corp.	4.350%	6/1/28	200	195
Valero Energy Corp.	2.800%	12/1/31	200	168
Valero Energy Corp.	7.500%	4/15/32	400	461
Valero Energy Corp.	6.625%	6/15/37	300	326
Valero Energy Corp.	4.900%	3/15/45	150	137
Valero Energy Corp.	3.650%	12/1/51	200	150
Valero Energy Partners LP	4.500%	3/15/28	75	74
Williams Cos. Inc.	4.550%	6/24/24	400	404
Williams Cos. Inc.	3.900%	1/15/25	681	673
Williams Cos. Inc.	3.750%	6/15/27	300	287
Williams Cos. Inc.	3.500%	11/15/30	300	270
Williams Cos. Inc.	2.600%	3/15/31	200	168
Williams Cos. Inc.	6.300%	4/15/40	100	106
Williams Cos. Inc.	5.800%	11/15/43	100	100
Williams Cos. Inc.	5.400%	3/4/44	400	381
Williams Cos. Inc.	5.750%	6/24/44	100	100
Williams Cos. Inc.	5.100%	9/15/45	200	186
Williams Cos. Inc.	4.850%	3/1/48	150	136
Williams Cos. Inc.	3.500%	10/15/51	200	149
				83,940
Financials (7.7%)
ACE Capital Trust II	9.700%	4/1/30	50	64
Aegon NV	5.500%	4/11/48	200	192
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	150	150
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	350	334
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	500	462
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	256
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	121
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	750	653
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	272
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	471
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	270
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	631
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	750	598
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	394
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	216
Affiliated Managers Group Inc.	4.250%	2/15/24	100	101
Affiliated Managers Group Inc.	3.500%	8/1/25	125	123
Affiliated Managers Group Inc.	3.300%	6/15/30	300	270
Aflac Inc.	3.625%	11/15/24	125	125
Aflac Inc.	3.250%	3/17/25	125	123
Aflac Inc.	2.875%	10/15/26	75	72
Aflac Inc.	3.600%	4/1/30	225	213
Aflac Inc.	4.000%	10/15/46	50	43
Aflac Inc.	4.750%	1/15/49	235	226
Air Lease Corp.	3.875%	7/3/23	100	100
Air Lease Corp.	4.250%	2/1/24	200	198
Air Lease Corp.	4.250%	9/15/24	75	74
Air Lease Corp.	2.300%	2/1/25	200	187
Air Lease Corp.	3.250%	3/1/25	150	143
Air Lease Corp.	3.375%	7/1/25	250	236
Air Lease Corp.	2.200%	1/15/27	200	174
Air Lease Corp.	3.625%	4/1/27	75	69

32

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Air Lease Corp.	3.625%	12/1/27	200	178
Air Lease Corp.	2.100%	9/1/28	500	405
Air Lease Corp.	4.625%	10/1/28	100	92
Air Lease Corp.	3.250%	10/1/29	100	83
Air Lease Corp.	3.000%	2/1/30	225	183
Air Lease Corp.	3.125%	12/1/30	750	611
Air Lease Corp.	2.875%	1/15/32	200	156
Aircastle Ltd.	4.400%	9/25/23	125	124
Aircastle Ltd.	4.125%	5/1/24	400	389
Aircastle Ltd.	4.250%	6/15/26	100	92
Alleghany Corp.	3.625%	5/15/30	100	94
Alleghany Corp.	4.900%	9/15/44	100	95
Alleghany Corp.	3.250%	8/15/51	250	184
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	73
Allstate Corp.	1.450%	12/15/30	500	397
Allstate Corp.	5.550%	5/9/35	75	81
Allstate Corp.	4.500%	6/15/43	125	117
Allstate Corp.	4.200%	12/15/46	200	182
Allstate Corp.	3.850%	8/10/49	100	86
Allstate Corp.	5.750%	8/15/53	75	67
Allstate Corp.	6.500%	5/15/67	100	102
Ally Financial Inc.	1.450%	10/2/23	1,000	967
Ally Financial Inc.	3.875%	5/21/24	150	148
Ally Financial Inc.	5.125%	9/30/24	135	136
Ally Financial Inc.	2.200%	11/2/28	450	367
Ally Financial Inc.	8.000%	11/1/31	400	445
American Express Co.	3.700%	8/3/23	325	326
American Express Co.	0.750%	11/3/23	525	508
American Express Co.	3.400%	2/22/24	225	225
American Express Co.	3.000%	10/30/24	200	196
American Express Co.	3.625%	12/5/24	241	240
American Express Co.	2.250%	3/4/25	200	193
American Express Co.	4.200%	11/6/25	150	152
American Express Co.	3.125%	5/20/26	250	243
American Express Co.	1.650%	11/4/26	525	476
American Express Co.	2.550%	3/4/27	200	186
American Express Co.	3.300%	5/3/27	350	337
American Express Co.	4.050%	12/3/42	67	61
American Financial Group Inc.	5.250%	4/2/30	150	150
American Financial Group Inc.	4.500%	6/15/47	110	92
American International Group Inc.	4.125%	2/15/24	42	42
American International Group Inc.	3.750%	7/10/25	51	50
American International Group Inc.	3.900%	4/1/26	900	881
American International Group Inc.	4.200%	4/1/28	120	118
American International Group Inc.	4.250%	3/15/29	30	29
American International Group Inc.	3.400%	6/30/30	120	110
American International Group Inc.	3.875%	1/15/35	100	90
American International Group Inc.	4.700%	7/10/35	45	44
American International Group Inc.	6.250%	5/1/36	475	534
American International Group Inc.	4.500%	7/16/44	350	314
American International Group Inc.	4.750%	4/1/48	200	187
American International Group Inc.	5.750%	4/1/48	125	112
American International Group Inc.	4.375%	1/15/55	213	185
Ameriprise Financial Inc.	4.000%	10/15/23	250	252
Ameriprise Financial Inc.	3.700%	10/15/24	187	187
Ameriprise Financial Inc.	3.000%	4/2/25	20	20
Ameriprise Financial Inc.	2.875%	9/15/26	100	96
Aon Corp.	8.205%	1/1/27	25	27
Aon Corp.	4.500%	12/15/28	100	98
Aon Corp.	3.750%	5/2/29	90	85
Aon Corp.	2.800%	5/15/30	405	354
Aon Corp.	6.250%	9/30/40	100	111
Aon plc	3.500%	6/14/24	250	248
Aon plc	3.875%	12/15/25	125	124
Aon plc	4.600%	6/14/44	175	157
Aon plc	4.750%	5/15/45	100	93
Arch Capital Finance LLC	4.011%	12/15/26	100	98
Arch Capital Finance LLC	5.031%	12/15/46	100	94
Arch Capital Group Ltd.	7.350%	5/1/34	50	60
Arch Capital Group Ltd.	3.635%	6/30/50	200	155
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Arch Capital Group US Inc.	5.144%	11/1/43	50	49
Ares Capital Corp.	4.200%	6/10/24	200	196
Ares Capital Corp.	4.250%	3/1/25	105	100
Ares Capital Corp.	3.250%	7/15/25	115	106
Ares Capital Corp.	2.150%	7/15/26	500	420
Ares Capital Corp.	2.875%	6/15/27	224	187
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	177
Assurant Inc.	4.200%	9/27/23	74	74
Assurant Inc.	4.900%	3/27/28	100	99
Assurant Inc.	6.750%	2/15/34	9	10
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	49	50
Athene Holding Ltd.	4.125%	1/12/28	200	186
Athene Holding Ltd.	6.150%	4/3/30	210	210
Athene Holding Ltd.	3.500%	1/15/31	500	423
Athene Holding Ltd.	3.950%	5/25/51	200	147
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	249
AXA SA	8.600%	12/15/30	225	266
AXIS Specialty Finance LLC	3.900%	7/15/29	50	47
AXIS Specialty Finance LLC	4.900%	1/15/40	50	43
AXIS Specialty Finance plc	4.000%	12/6/27	550	532
Banco Santander SA	5.179%	11/19/25	250	251
Banco Santander SA	1.849%	3/25/26	1,000	900
Banco Santander SA	4.250%	4/11/27	600	579
Banco Santander SA	3.800%	2/23/28	200	187
Banco Santander SA	4.379%	4/12/28	200	192
Banco Santander SA	2.958%	3/25/31	600	503
Bank of America Corp.	4.100%	7/24/23	300	303
Bank of America Corp.	3.864%	7/23/24	125	124
Bank of America Corp.	4.200%	8/26/24	650	651
Bank of America Corp.	0.810%	10/24/24	500	477
Bank of America Corp.	4.000%	1/22/25	755	752
Bank of America Corp.	1.843%	2/4/25	675	651
Bank of America Corp.	3.950%	4/21/25	500	494
Bank of America Corp.	0.976%	4/22/25	500	470
Bank of America Corp.	3.093%	10/1/25	350	339
Bank of America Corp.	2.456%	10/22/25	300	286
Bank of America Corp.	1.530%	12/6/25	1,225	1,140
Bank of America Corp.	3.366%	1/23/26	300	291
Bank of America Corp.	2.015%	2/13/26	1,000	935
Bank of America Corp.	4.450%	3/3/26	475	474
Bank of America Corp.	3.384%	4/2/26	582	564
Bank of America Corp.	3.500%	4/19/26	320	312
Bank of America Corp.	1.319%	6/19/26	500	455
Bank of America Corp.	6.220%	9/15/26	1,154	1,210
Bank of America Corp.	4.250%	10/22/26	725	715
Bank of America Corp.	1.197%	10/24/26	500	448
Bank of America Corp.	3.559%	4/23/27	750	719
Bank of America Corp.	1.734%	7/22/27	500	446
Bank of America Corp.	3.248%	10/21/27	750	707
Bank of America Corp.	4.183%	11/25/27	560	545
Bank of America Corp.	3.824%	1/20/28	1,248	1,197
Bank of America Corp.	2.551%	2/4/28	675	614
Bank of America Corp.	3.705%	4/24/28	350	333
Bank of America Corp.	3.593%	7/21/28	800	755
Bank of America Corp.	3.419%	12/20/28	1,334	1,243
Bank of America Corp.	3.970%	3/5/29	225	215
Bank of America Corp.	2.087%	6/14/29	1,500	1,285
Bank of America Corp.	4.271%	7/23/29	575	553
Bank of America Corp.	3.974%	2/7/30	150	141
Bank of America Corp.	3.194%	7/23/30	1,125	1,006
Bank of America Corp.	2.884%	10/22/30	300	262
Bank of America Corp.	2.496%	2/13/31	750	635
Bank of America Corp.	2.592%	4/29/31	2,000	1,696
Bank of America Corp.	2.687%	4/22/32	500	420
Bank of America Corp.	2.572%	10/20/32	1,500	1,238
Bank of America Corp.	2.972%	2/4/33	925	788
Bank of America Corp.	6.110%	1/29/37	335	363
Bank of America Corp.	3.846%	3/8/37	570	494
Bank of America Corp.	4.244%	4/24/38	300	276
Bank of America Corp.	7.750%	5/14/38	240	296

33

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of America Corp.	4.078%	4/23/40	550	483
Bank of America Corp.	2.676%	6/19/41	1,000	722
Bank of America Corp.	5.875%	2/7/42	300	324
Bank of America Corp.	3.311%	4/22/42	500	393
Bank of America Corp.	5.000%	1/21/44	750	732
Bank of America Corp.	4.875%	4/1/44	300	289
Bank of America Corp.	4.750%	4/21/45	100	90
Bank of America Corp.	4.443%	1/20/48	100	91
Bank of America Corp.	4.330%	3/15/50	250	225
Bank of America Corp.	4.083%	3/20/51	1,500	1,291
Bank of America Corp.	2.831%	10/24/51	500	346
Bank of America Corp.	3.483%	3/13/52	500	392
Bank of America Corp.	2.972%	7/21/52	400	285
Bank of America NA	6.000%	10/15/36	250	274
Bank of Montreal	0.450%	12/8/23	500	480
Bank of Montreal	3.300%	2/5/24	300	299
Bank of Montreal	2.150%	3/8/24	200	196
Bank of Montreal	2.500%	6/28/24	200	195
Bank of Montreal	0.625%	7/9/24	200	188
Bank of Montreal	1.500%	1/10/25	200	189
Bank of Montreal	1.850%	5/1/25	457	432
Bank of Montreal	3.700%	6/7/25	200	198
Bank of Montreal	2.650%	3/8/27	200	186
Bank of Montreal	4.338%	10/5/28	100	100
Bank of Montreal	3.803%	12/15/32	500	464
Bank of New York Mellon Corp.	3.450%	8/11/23	125	125
Bank of New York Mellon Corp.	2.200%	8/16/23	225	223
Bank of New York Mellon Corp.	3.250%	9/11/24	150	149
Bank of New York Mellon Corp.	2.100%	10/24/24	225	218
Bank of New York Mellon Corp.	3.000%	2/24/25	547	537
Bank of New York Mellon Corp.	2.800%	5/4/26	576	555
Bank of New York Mellon Corp.	2.450%	8/17/26	408	386
Bank of New York Mellon Corp.	2.050%	1/26/27	120	110
Bank of New York Mellon Corp.	3.250%	5/16/27	150	146
Bank of New York Mellon Corp.	3.442%	2/7/28	150	145
Bank of New York Mellon Corp.	3.000%	10/30/28	200	183
Bank of New York Mellon Corp.	3.300%	8/23/29	100	92
Bank of New York Mellon Corp.	2.500%	1/26/32	80	68
Bank of Nova Scotia	3.400%	2/11/24	200	199
Bank of Nova Scotia	1.450%	1/10/25	200	189
Bank of Nova Scotia	2.200%	2/3/25	1,875	1,796
Bank of Nova Scotia	3.450%	4/11/25	200	197
Bank of Nova Scotia	4.500%	12/16/25	300	300
Bank of Nova Scotia	2.700%	8/3/26	100	94
Bank of Nova Scotia	1.300%	9/15/26	500	444
Bank of Nova Scotia	1.950%	2/2/27	200	181
Bank of Nova Scotia	2.450%	2/2/32	200	166
Bank of Nova Scotia	4.588%	5/4/37	200	184
Barclays plc	4.338%	5/16/24	1,000	1,001
Barclays plc	3.650%	3/16/25	350	343
Barclays plc	3.932%	5/7/25	200	197
Barclays plc	4.375%	1/12/26	300	296
Barclays plc	2.852%	5/7/26	300	283
Barclays plc	5.200%	5/12/26	610	608
Barclays plc	4.337%	1/10/28	200	191
Barclays plc	4.836%	5/9/28	400	385
Barclays plc	4.972%	5/16/29	500	491
Barclays plc	5.088%	6/20/30	345	327
Barclays plc	2.645%	6/24/31	400	332
Barclays plc	5.250%	8/17/45	250	242
Barclays plc	4.950%	1/10/47	200	190
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	155
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	185
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,000	918
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	166
Berkshire Hathaway Finance Corp.	2.850%	10/15/50	725	523
Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	457
Berkshire Hathaway Inc.	3.125%	3/15/26	725	712
BGC Partners Inc.	3.750%	10/1/24	105	102
BlackRock Inc.	3.200%	3/15/27	100	98
BlackRock Inc.	3.250%	4/30/29	90	85
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BlackRock Inc.	2.400%	4/30/30	380	333
	BlackRock Inc.	2.100%	2/25/32	600	495
[5]	Blackstone Private Credit Fund	2.625%	12/15/26	300	250
[5]	Blackstone Private Credit Fund	3.250%	3/15/27	200	170
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	437
[5]	BNP Paribas SA	3.052%	1/13/31	50	43
	BPCE SA	4.000%	4/15/24	325	324
	BPCE SA	3.375%	12/2/26	250	239
	Brighthouse Financial Inc.	4.700%	6/22/47	173	138
	Brookfield Asset Management Inc.	4.000%	1/15/25	157	156
	Brookfield Finance Inc.	4.000%	4/1/24	175	174
	Brookfield Finance Inc.	4.250%	6/2/26	50	49
	Brookfield Finance Inc.	3.900%	1/25/28	125	119
	Brookfield Finance Inc.	4.850%	3/29/29	150	148
	Brookfield Finance Inc.	4.350%	4/15/30	205	196
	Brookfield Finance Inc.	4.700%	9/20/47	185	162
	Brookfield Finance LLC	3.450%	4/15/50	125	89
	Brown & Brown Inc.	4.200%	9/15/24	75	75
	Brown & Brown Inc.	4.500%	3/15/29	75	74
	Brown & Brown Inc.	2.375%	3/15/31	500	396
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	200
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	500	479
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	198
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	115
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	200	196
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	245
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	192
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	182
	Capital One Financial Corp.	3.500%	6/15/23	27	27
	Capital One Financial Corp.	3.900%	1/29/24	250	250
	Capital One Financial Corp.	3.750%	4/24/24	450	448
	Capital One Financial Corp.	3.300%	10/30/24	1,013	990
	Capital One Financial Corp.	4.200%	10/29/25	175	172
	Capital One Financial Corp.	2.636%	3/3/26	243	229
	Capital One Financial Corp.	3.750%	7/28/26	500	478
	Capital One Financial Corp.	3.750%	3/9/27	100	96
	Capital One Financial Corp.	3.650%	5/11/27	800	763
	Capital One Financial Corp.	3.800%	1/31/28	300	283
	Capital One Financial Corp.	3.273%	3/1/30	230	204
	Cboe Global Markets Inc.	3.650%	1/12/27	110	107
	Charles Schwab Corp.	3.225%	9/1/22	300	300
	Charles Schwab Corp.	3.550%	2/1/24	400	400
	Charles Schwab Corp.	3.625%	4/1/25	384	383
	Charles Schwab Corp.	3.850%	5/21/25	25	25
	Charles Schwab Corp.	0.900%	3/11/26	300	270
	Charles Schwab Corp.	1.150%	5/13/26	500	451
	Charles Schwab Corp.	3.200%	3/2/27	250	242
	Charles Schwab Corp.	2.450%	3/3/27	245	229
	Charles Schwab Corp.	3.300%	4/1/27	125	121
	Charles Schwab Corp.	3.200%	1/25/28	100	96
	Charles Schwab Corp.	4.000%	2/1/29	125	123
	Charles Schwab Corp.	3.250%	5/22/29	100	93
	Charles Schwab Corp.	2.750%	10/1/29	50	45
	Charles Schwab Corp.	4.625%	3/22/30	50	51
	Charles Schwab Corp.	2.300%	5/13/31	500	423
	Chubb Corp.	6.000%	5/11/37	125	144
	Chubb Corp.	6.500%	5/15/38	95	112
	Chubb INA Holdings Inc.	3.350%	5/15/24	100	100
	Chubb INA Holdings Inc.	3.150%	3/15/25	250	245
	Chubb INA Holdings Inc.	3.350%	5/3/26	355	347
	Chubb INA Holdings Inc.	6.700%	5/15/36	200	237
	Chubb INA Holdings Inc.	4.150%	3/13/43	100	91
	Chubb INA Holdings Inc.	4.350%	11/3/45	350	330
	Chubb INA Holdings Inc.	2.850%	12/15/51	100	73

34

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chubb INA Holdings Inc.	3.050%	12/15/61	200	144
	CI Financial Corp.	4.100%	6/15/51	350	233
	Cincinnati Financial Corp.	6.920%	5/15/28	100	113
	Cincinnati Financial Corp.	6.125%	11/1/34	75	85
	Citigroup Inc.	3.500%	5/15/23	675	675
	Citigroup Inc.	3.875%	10/25/23	738	745
	Citigroup Inc.	4.000%	8/5/24	125	125
	Citigroup Inc.	0.776%	10/30/24	500	477
	Citigroup Inc.	3.875%	3/26/25	350	346
	Citigroup Inc.	3.352%	4/24/25	1,500	1,471
	Citigroup Inc.	0.981%	5/1/25	225	211
	Citigroup Inc.	4.140%	5/24/25	350	349
	Citigroup Inc.	4.400%	6/10/25	1,716	1,715
	Citigroup Inc.	5.500%	9/13/25	75	77
	Citigroup Inc.	1.281%	11/3/25	300	279
	Citigroup Inc.	3.700%	1/12/26	275	270
	Citigroup Inc.	2.014%	1/25/26	300	281
	Citigroup Inc.	4.600%	3/9/26	275	276
	Citigroup Inc.	3.200%	10/21/26	1,025	975
	Citigroup Inc.	4.300%	11/20/26	75	74
	Citigroup Inc.	4.450%	9/29/27	1,230	1,209
	Citigroup Inc.	3.887%	1/10/28	475	456
	Citigroup Inc.	4.658%	5/24/28	350	347
	Citigroup Inc.	3.668%	7/24/28	900	851
	Citigroup Inc.	4.125%	7/25/28	100	96
	Citigroup Inc.	3.520%	10/27/28	580	541
	Citigroup Inc.	3.980%	3/20/30	475	444
	Citigroup Inc.	2.976%	11/5/30	300	262
	Citigroup Inc.	2.666%	1/29/31	500	425
	Citigroup Inc.	4.412%	3/31/31	750	718
	Citigroup Inc.	2.572%	6/3/31	500	421
	Citigroup Inc.	6.625%	6/15/32	100	109
	Citigroup Inc.	2.520%	11/3/32	475	385
	Citigroup Inc.	3.057%	1/25/33	230	195
	Citigroup Inc.	4.910%	5/24/33	220	217
	Citigroup Inc.	6.125%	8/25/36	75	79
	Citigroup Inc.	3.878%	1/24/39	225	195
	Citigroup Inc.	8.125%	7/15/39	562	738
	Citigroup Inc.	5.316%	3/26/41	1,000	1,005
	Citigroup Inc.	5.875%	1/30/42	100	106
	Citigroup Inc.	5.300%	5/6/44	375	366
	Citigroup Inc.	4.650%	7/30/45	200	183
	Citigroup Inc.	4.750%	5/18/46	375	337
	Citigroup Inc.	4.650%	7/23/48	450	419
	Citizens Financial Group Inc.	2.850%	7/27/26	175	164
	Citizens Financial Group Inc.	2.500%	2/6/30	200	168
	Citizens Financial Group Inc.	4.300%	2/11/31	357	331
	Citizens Financial Group Inc.	2.638%	9/30/32	125	100
	CME Group Inc.	2.650%	3/15/32	500	442
	CME Group Inc.	5.300%	9/15/43	200	217
	CNA Financial Corp.	3.950%	5/15/24	150	150
	CNA Financial Corp.	4.500%	3/1/26	125	125
	CNA Financial Corp.	3.450%	8/15/27	100	95
	CNA Financial Corp.	3.900%	5/1/29	100	94
	CNO Financial Group Inc.	5.250%	5/30/25	250	254
	Comerica Bank	4.000%	7/27/25	50	49
	Comerica Inc.	3.700%	7/31/23	200	200
	Cooperatieve Rabobank UA	4.625%	12/1/23	175	177
	Cooperatieve Rabobank UA	0.375%	1/12/24	250	238
	Cooperatieve Rabobank UA	1.375%	1/10/25	250	235
	Cooperatieve Rabobank UA	3.375%	5/21/25	666	656
	Cooperatieve Rabobank UA	4.375%	8/4/25	600	594
	Cooperatieve Rabobank UA	3.750%	7/21/26	475	453
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	108
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	261
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	345
[5]	Corebridge Financial Inc.	3.500%	4/4/25	500	487
[5]	Corebridge Financial Inc.	3.850%	4/5/29	185	171
[5]	Corebridge Financial Inc.	3.900%	4/5/32	500	449
[5]	Corebridge Financial Inc.	4.350%	4/5/42	100	85
[5]	Corebridge Financial Inc.	4.400%	4/5/52	215	179
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Credit Suisse AG	3.625%	9/9/24	575	564
Credit Suisse AG	3.700%	2/21/25	250	245
Credit Suisse AG	1.250%	8/7/26	250	219
Credit Suisse Group AG	3.750%	3/26/25	250	242
Credit Suisse Group AG	4.550%	4/17/26	456	445
Credit Suisse Group AG	4.875%	5/15/45	875	749
Deutsche Bank AG	0.962%	11/8/23	200	192
Deutsche Bank AG	3.700%	5/30/24	548	539
Deutsche Bank AG	4.100%	1/13/26	100	99
Deutsche Bank AG	1.686%	3/19/26	500	448
Deutsche Bank AG	2.311%	11/16/27	250	216
Discover Bank	4.200%	8/8/23	300	301
Discover Bank	2.450%	9/12/24	150	144
Discover Bank	3.450%	7/27/26	309	292
Discover Bank	4.650%	9/13/28	250	240
Discover Bank	2.700%	2/6/30	100	83
Discover Financial Services	3.950%	11/6/24	450	444
Discover Financial Services	3.750%	3/4/25	183	180
Discover Financial Services	4.500%	1/30/26	428	420
Discover Financial Services	4.100%	2/9/27	250	239
Eaton Vance Corp.	3.500%	4/6/27	100	96
Enstar Group Ltd.	4.950%	6/1/29	395	378
Equitable Holdings Inc.	7.000%	4/1/28	75	83
Equitable Holdings Inc.	4.350%	4/20/28	680	657
Equitable Holdings Inc.	5.000%	4/20/48	350	323
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	93
Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	348
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	50
Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	96
Fidelity National Financial Inc.	3.400%	6/15/30	100	88
Fidelity National Financial Inc.	2.450%	3/15/31	500	395
Fifth Third Bancorp	4.300%	1/16/24	275	277
Fifth Third Bancorp	3.650%	1/25/24	150	149
Fifth Third Bancorp	2.375%	1/28/25	349	334
Fifth Third Bancorp	2.550%	5/5/27	100	92
Fifth Third Bancorp	1.707%	11/1/27	200	177
Fifth Third Bancorp	3.950%	3/14/28	75	73
Fifth Third Bancorp	8.250%	3/1/38	200	257
Fifth Third Bank NA	3.950%	7/28/25	200	200
Fifth Third Bank NA	3.850%	3/15/26	200	196
Fifth Third Bank NA	2.250%	2/1/27	250	231
First American Financial Corp.	4.600%	11/15/24	100	100
First American Financial Corp.	2.400%	8/15/31	200	153
First Republic Bank	4.375%	8/1/46	75	67
First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	78
Franklin Resources Inc.	2.950%	8/12/51	200	137
FS KKR Capital Corp.	4.625%	7/15/24	25	25
FS KKR Capital Corp.	4.125%	2/1/25	100	95
FS KKR Capital Corp.	3.400%	1/15/26	500	444
GATX Corp.	3.250%	3/30/25	125	122
GATX Corp.	3.250%	9/15/26	50	48
GATX Corp.	3.850%	3/30/27	175	169
GATX Corp.	3.500%	3/15/28	100	93
GATX Corp.	4.550%	11/7/28	150	147
GATX Corp.	4.700%	4/1/29	75	73
GATX Corp.	4.500%	3/30/45	50	42
GATX Corp.	3.100%	6/1/51	200	134
Globe Life Inc.	4.550%	9/15/28	80	79
Goldman Sachs Capital I	6.345%	2/15/34	225	240
Goldman Sachs Group Inc.	1.217%	12/6/23	550	531
Goldman Sachs Group Inc.	3.625%	2/20/24	300	299
Goldman Sachs Group Inc.	4.000%	3/3/24	475	476
Goldman Sachs Group Inc.	3.000%	3/15/24	446	440
Goldman Sachs Group Inc.	3.850%	7/8/24	586	588
Goldman Sachs Group Inc.	0.657%	9/10/24	200	192
Goldman Sachs Group Inc.	0.925%	10/21/24	800	766
Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,317
Goldman Sachs Group Inc.	1.757%	1/24/25	300	289
Goldman Sachs Group Inc.	3.500%	4/1/25	50	49
Goldman Sachs Group Inc.	3.750%	5/22/25	825	816
Goldman Sachs Group Inc.	3.272%	9/29/25	550	535

35

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Goldman Sachs Group Inc.	4.250%	10/21/25	200	199
Goldman Sachs Group Inc.	3.750%	2/25/26	200	196
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,201
Goldman Sachs Group Inc.	1.093%	12/9/26	500	444
Goldman Sachs Group Inc.	5.950%	1/15/27	400	419
Goldman Sachs Group Inc.	3.850%	1/26/27	350	339
Goldman Sachs Group Inc.	1.542%	9/10/27	200	176
Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,195
Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	914
Goldman Sachs Group Inc.	3.615%	3/15/28	495	469
Goldman Sachs Group Inc.	3.691%	6/5/28	625	592
Goldman Sachs Group Inc.	3.814%	4/23/29	450	424
Goldman Sachs Group Inc.	4.223%	5/1/29	475	456
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,158
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,226
Goldman Sachs Group Inc.	2.650%	10/21/32	800	660
Goldman Sachs Group Inc.	3.102%	2/24/33	300	257
Goldman Sachs Group Inc.	6.450%	5/1/36	50	54
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,080
Goldman Sachs Group Inc.	4.017%	10/31/38	405	354
Goldman Sachs Group Inc.	4.411%	4/23/39	500	455
Goldman Sachs Group Inc.	6.250%	2/1/41	675	747
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	786
Goldman Sachs Group Inc.	3.436%	2/24/43	300	236
Goldman Sachs Group Inc.	4.800%	7/8/44	360	338
Goldman Sachs Group Inc.	5.150%	5/22/45	475	452
Goldman Sachs Group Inc.	4.750%	10/21/45	150	140
Hanover Insurance Group Inc.	4.500%	4/15/26	100	99
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	312
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	54
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	109
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	155
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	99
Hartford Financial Services Group Inc.	2.900%	9/15/51	200	139
HSBC Bank USA NA	7.000%	1/15/39	250	295
HSBC Holdings plc	3.600%	5/25/23	200	201
HSBC Holdings plc	4.250%	3/14/24	250	249
HSBC Holdings plc	3.950%	5/18/24	1,300	1,295
HSBC Holdings plc	0.732%	8/17/24	500	480
HSBC Holdings plc	1.162%	11/22/24	725	693
HSBC Holdings plc	3.803%	3/11/25	1,075	1,060
HSBC Holdings plc	4.250%	8/18/25	150	148
HSBC Holdings plc	2.633%	11/7/25	200	191
HSBC Holdings plc	4.300%	3/8/26	1,100	1,089
HSBC Holdings plc	2.999%	3/10/26	300	286
HSBC Holdings plc	1.645%	4/18/26	1,000	917
HSBC Holdings plc	3.900%	5/25/26	450	441
HSBC Holdings plc	2.099%	6/4/26	1,700	1,572
HSBC Holdings plc	4.292%	9/12/26	500	489
HSBC Holdings plc	4.375%	11/23/26	350	343
HSBC Holdings plc	1.589%	5/24/27	500	440
HSBC Holdings plc	2.251%	11/22/27	725	646
HSBC Holdings plc	4.041%	3/13/28	400	380
HSBC Holdings plc	4.583%	6/19/29	400	385
HSBC Holdings plc	2.206%	8/17/29	500	420
HSBC Holdings plc	4.950%	3/31/30	550	543
HSBC Holdings plc	3.973%	5/22/30	570	525
HSBC Holdings plc	7.625%	5/17/32	100	114
HSBC Holdings plc	2.871%	11/22/32	725	594
HSBC Holdings plc	7.350%	11/27/32	100	115
HSBC Holdings plc	4.762%	3/29/33	300	277
HSBC Holdings plc	6.500%	5/2/36	600	639
HSBC Holdings plc	6.500%	9/15/37	50	54
HSBC Holdings plc	6.800%	6/1/38	200	217
HSBC Holdings plc	5.250%	3/14/44	750	698
HSBC USA Inc.	3.500%	6/23/24	150	149
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Bancshares Inc.	2.550%	2/4/30	250	213
	Huntington National Bank	3.550%	10/6/23	250	250
	Huntington National Bank	4.270%	11/25/26	150	147
	Huntington National Bank	4.552%	5/17/28	250	249
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	248
	ING Groep NV	4.100%	10/2/23	300	301
	ING Groep NV	3.550%	4/9/24	200	198
	ING Groep NV	3.869%	3/28/26	200	196
	ING Groep NV	3.950%	3/29/27	300	289
	ING Groep NV	4.017%	3/28/28	200	191
	ING Groep NV	4.550%	10/2/28	200	195
	ING Groep NV	4.050%	4/9/29	200	188
	Intercontinental Exchange Inc.	3.650%	5/23/25	150	149
	Intercontinental Exchange Inc.	3.750%	12/1/25	300	298
	Intercontinental Exchange Inc.	3.100%	9/15/27	150	142
	Intercontinental Exchange Inc.	4.000%	9/15/27	150	148
	Intercontinental Exchange Inc.	3.750%	9/21/28	75	72
	Intercontinental Exchange Inc.	4.350%	6/15/29	122	120
	Intercontinental Exchange Inc.	2.100%	6/15/30	750	628
	Intercontinental Exchange Inc.	4.600%	3/15/33	165	164
	Intercontinental Exchange Inc.	2.650%	9/15/40	500	366
	Intercontinental Exchange Inc.	4.250%	9/21/48	175	156
	Intercontinental Exchange Inc.	3.000%	6/15/50	60	44
	Intercontinental Exchange Inc.	4.950%	6/15/52	111	109
	Intercontinental Exchange Inc.	3.000%	9/15/60	300	203
	Intercontinental Exchange Inc.	5.200%	6/15/62	110	110
	Invesco Finance plc	4.000%	1/30/24	450	450
	Invesco Finance plc	3.750%	1/15/26	170	168
	Invesco Finance plc	5.375%	11/30/43	75	75
[5]	Jackson Financial Inc.	3.125%	11/23/31	250	199
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	75	76
	Jefferies Financial Group Inc.	5.500%	10/18/23	150	152
	Jefferies Group LLC	6.250%	1/15/36	75	74
	Jefferies Group LLC	6.500%	1/20/43	75	75
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	200	199
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	300	268
	JPMorgan Chase & Co.	3.375%	5/1/23	300	300
	JPMorgan Chase & Co.	2.700%	5/18/23	250	249
	JPMorgan Chase & Co.	3.875%	2/1/24	445	448
	JPMorgan Chase & Co.	3.625%	5/13/24	526	527
	JPMorgan Chase & Co.	1.514%	6/1/24	1,640	1,599
	JPMorgan Chase & Co.	3.797%	7/23/24	175	175
	JPMorgan Chase & Co.	3.875%	9/10/24	575	574
	JPMorgan Chase & Co.	0.653%	9/16/24	1,100	1,055
	JPMorgan Chase & Co.	4.023%	12/5/24	300	299
	JPMorgan Chase & Co.	3.125%	1/23/25	400	394
	JPMorgan Chase & Co.	0.563%	2/16/25	500	471
	JPMorgan Chase & Co.	3.220%	3/1/25	600	589
	JPMorgan Chase & Co.	0.824%	6/1/25	850	795
	JPMorgan Chase & Co.	0.969%	6/23/25	375	351
	JPMorgan Chase & Co.	3.900%	7/15/25	362	364
	JPMorgan Chase & Co.	2.301%	10/15/25	700	667
	JPMorgan Chase & Co.	1.561%	12/10/25	1,300	1,218
	JPMorgan Chase & Co.	3.300%	4/1/26	685	666
	JPMorgan Chase & Co.	2.083%	4/22/26	500	468
	JPMorgan Chase & Co.	3.200%	6/15/26	300	291
	JPMorgan Chase & Co.	2.950%	10/1/26	875	835
	JPMorgan Chase & Co.	4.125%	12/15/26	450	447
	JPMorgan Chase & Co.	3.960%	1/29/27	500	489
	JPMorgan Chase & Co.	1.578%	4/22/27	500	446
	JPMorgan Chase & Co.	1.470%	9/22/27	500	439
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	960
	JPMorgan Chase & Co.	3.782%	2/1/28	625	600
	JPMorgan Chase & Co.	3.540%	5/1/28	350	332
	JPMorgan Chase & Co.	3.509%	1/23/29	575	538
	JPMorgan Chase & Co.	4.005%	4/23/29	300	288
	JPMorgan Chase & Co.	2.069%	6/1/29	625	537
	JPMorgan Chase & Co.	4.203%	7/23/29	250	241
	JPMorgan Chase & Co.	4.452%	12/5/29	300	292

36

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JPMorgan Chase & Co.	3.702%	5/6/30	300	279
JPMorgan Chase & Co.	4.565%	6/14/30	275	270
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,308
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,025
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,705
JPMorgan Chase & Co.	2.956%	5/13/31	500	433
JPMorgan Chase & Co.	1.764%	11/19/31	500	396
JPMorgan Chase & Co.	2.580%	4/22/32	500	421
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	859
JPMorgan Chase & Co.	6.400%	5/15/38	450	512
JPMorgan Chase & Co.	3.882%	7/24/38	500	441
JPMorgan Chase & Co.	5.500%	10/15/40	650	674
JPMorgan Chase & Co.	3.109%	4/22/41	500	388
JPMorgan Chase & Co.	5.600%	7/15/41	275	289
JPMorgan Chase & Co.	5.400%	1/6/42	150	154
JPMorgan Chase & Co.	3.157%	4/22/42	450	349
JPMorgan Chase & Co.	5.625%	8/16/43	300	314
JPMorgan Chase & Co.	4.950%	6/1/45	100	95
JPMorgan Chase & Co.	4.260%	2/22/48	375	334
JPMorgan Chase & Co.	4.032%	7/24/48	500	431
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	852
JPMorgan Chase & Co.	3.897%	1/23/49	400	337
JPMorgan Chase & Co.	3.109%	4/22/51	500	368
JPMorgan Chase & Co.	3.328%	4/22/52	745	570
Kemper Corp.	4.350%	2/15/25	40	40
KeyBank NA	3.300%	6/1/25	403	396
KeyCorp	4.150%	10/29/25	150	149
KeyCorp	4.100%	4/30/28	600	579
KeyCorp	2.550%	10/1/29	150	130
Lazard Group LLC	3.750%	2/13/25	50	49
Lazard Group LLC	3.625%	3/1/27	100	94
Lazard Group LLC	4.500%	9/19/28	100	96
Legg Mason Inc.	4.750%	3/15/26	100	102
Legg Mason Inc.	5.625%	1/15/44	120	123
Lincoln National Corp.	4.000%	9/1/23	50	50
Lincoln National Corp.	3.350%	3/9/25	13	13
Lincoln National Corp.	3.625%	12/12/26	75	73
Lincoln National Corp.	3.800%	3/1/28	100	96
Lincoln National Corp.	3.050%	1/15/30	350	305
Lincoln National Corp.	6.300%	10/9/37	75	81
Lincoln National Corp.	7.000%	6/15/40	160	182
Lloyds Banking Group plc	4.050%	8/16/23	900	903
Lloyds Banking Group plc	3.900%	3/12/24	200	200
Lloyds Banking Group plc	4.450%	5/8/25	200	200
Lloyds Banking Group plc	4.582%	12/10/25	700	687
Lloyds Banking Group plc	3.511%	3/18/26	200	195
Lloyds Banking Group plc	4.650%	3/24/26	575	564
Lloyds Banking Group plc	3.750%	1/11/27	436	421
Lloyds Banking Group plc	3.750%	3/18/28	200	190
Lloyds Banking Group plc	4.375%	3/22/28	250	243
Lloyds Banking Group plc	4.550%	8/16/28	200	195
Lloyds Banking Group plc	3.574%	11/7/28	200	187
Lloyds Banking Group plc	5.300%	12/1/45	450	417
Lloyds Banking Group plc	4.344%	1/9/48	275	226
Loews Corp.	6.000%	2/1/35	50	54
Loews Corp.	4.125%	5/15/43	100	86
M&T Bank Corp.	3.550%	7/26/23	200	199
Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	157
Manulife Financial Corp.	4.150%	3/4/26	175	174
Manulife Financial Corp.	4.061%	2/24/32	190	176
Manulife Financial Corp.	5.375%	3/4/46	200	214
Markel Corp.	3.500%	11/1/27	50	48
Markel Corp.	3.350%	9/17/29	75	69
Markel Corp.	4.300%	11/1/47	50	43
Markel Corp.	5.000%	5/20/49	150	142
Markel Corp.	4.150%	9/17/50	200	165
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	100
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	99
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	99
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	599
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	244
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	90
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	177
Mercury General Corp.	4.400%	3/15/27	75	73
MetLife Inc.	3.600%	4/10/24	175	175
MetLife Inc.	3.000%	3/1/25	250	246
MetLife Inc.	3.600%	11/13/25	400	397
MetLife Inc.	4.550%	3/23/30	500	504
MetLife Inc.	6.500%	12/15/32	175	200
MetLife Inc.	6.375%	6/15/34	100	116
MetLife Inc.	5.875%	2/6/41	590	640
MetLife Inc.	4.125%	8/13/42	175	157
MetLife Inc.	4.875%	11/13/43	355	351
MetLife Inc.	4.721%	12/15/44	63	60
MetLife Inc.	6.400%	12/15/66	210	212
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	739
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	99
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	199
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	195
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	248
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	2,000	1,839
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	516
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	234
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	484
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	353
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	237
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	361
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	193
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	193
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	188
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	158
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	43
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	408
Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	340
Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	192
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	46
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	174
Mizuho Financial Group Inc.	3.922%	9/11/24	200	200
Mizuho Financial Group Inc.	2.839%	7/16/25	375	363
Mizuho Financial Group Inc.	2.555%	9/13/25	100	96
Mizuho Financial Group Inc.	3.663%	2/28/27	250	239
Mizuho Financial Group Inc.	1.554%	7/9/27	200	176
Mizuho Financial Group Inc.	4.018%	3/5/28	325	311
Mizuho Financial Group Inc.	4.254%	9/11/29	400	385
Mizuho Financial Group Inc.	3.153%	7/16/30	500	444
Mizuho Financial Group Inc.	2.869%	9/13/30	100	87
Mizuho Financial Group Inc.	2.172%	5/22/32	500	398
Morgan Stanley	3.875%	4/29/24	545	547
Morgan Stanley	3.700%	10/23/24	610	609
Morgan Stanley	3.620%	4/17/25	200	198
Morgan Stanley	0.790%	5/30/25	240	224
Morgan Stanley	4.000%	7/23/25	330	330
Morgan Stanley	1.164%	10/21/25	700	649
Morgan Stanley	5.000%	11/24/25	650	661
Morgan Stanley	3.875%	1/27/26	225	222
Morgan Stanley	2.188%	4/28/26	1,000	938
Morgan Stanley	3.125%	7/27/26	700	668
Morgan Stanley	6.250%	8/9/26	1,796	1,911
Morgan Stanley	4.350%	9/8/26	966	956
Morgan Stanley	0.985%	12/10/26	500	443
Morgan Stanley	3.625%	1/20/27	250	243
Morgan Stanley	3.950%	4/23/27	325	315
Morgan Stanley	1.593%	5/4/27	525	468
Morgan Stanley	2.475%	1/21/28	500	455
Morgan Stanley	4.210%	4/20/28	200	196
Morgan Stanley	3.591%	7/22/28	935	885
Morgan Stanley	3.772%	1/24/29	575	547
Morgan Stanley	4.431%	1/23/30	550	534
Morgan Stanley	2.699%	1/22/31	1,750	1,517
Morgan Stanley	3.622%	4/1/31	600	552
Morgan Stanley	1.794%	2/13/32	500	394
Morgan Stanley	7.250%	4/1/32	150	177

37

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Morgan Stanley	1.928%	4/28/32	200	159
Morgan Stanley	2.239%	7/21/32	500	406
Morgan Stanley	2.511%	10/20/32	600	497
Morgan Stanley	2.943%	1/21/33	500	429
Morgan Stanley	3.971%	7/22/38	375	335
Morgan Stanley	4.457%	4/22/39	250	234
Morgan Stanley	3.217%	4/22/42	325	255
Morgan Stanley	6.375%	7/24/42	600	688
Morgan Stanley	4.300%	1/27/45	650	585
Morgan Stanley	2.802%	1/25/52	940	651
Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	75	72
Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	65	65
Nasdaq Inc.	3.850%	6/30/26	100	99
Nasdaq Inc.	1.650%	1/15/31	250	196
Nasdaq Inc.	2.500%	12/21/40	200	138
Nasdaq Inc.	3.250%	4/28/50	35	26
Nasdaq Inc.	3.950%	3/7/52	200	165
National Australia Bank Ltd.	3.375%	1/14/26	100	98
National Australia Bank Ltd.	2.500%	7/12/26	200	189
NatWest Group plc	3.875%	9/12/23	600	598
NatWest Group plc	6.000%	12/19/23	60	61
NatWest Group plc	5.125%	5/28/24	300	301
NatWest Group plc	4.519%	6/25/24	300	299
NatWest Group plc	5.516%	9/30/28	200	202
NatWest Group plc	4.892%	5/18/29	1,000	969
NatWest Group plc	5.076%	1/27/30	200	196
NatWest Group plc	4.445%	5/8/30	700	661
Nomura Holdings Inc.	2.648%	1/16/25	170	161
Nomura Holdings Inc.	5.099%	7/3/25	225	226
Nomura Holdings Inc.	1.851%	7/16/25	300	275
Nomura Holdings Inc.	2.329%	1/22/27	200	177
Nomura Holdings Inc.	5.386%	7/6/27	200	200
Nomura Holdings Inc.	2.172%	7/14/28	200	169
Nomura Holdings Inc.	5.605%	7/6/29	225	225
Nomura Holdings Inc.	3.103%	1/16/30	400	340
Nomura Holdings Inc.	2.679%	7/16/30	250	205
Nomura Holdings Inc.	2.608%	7/14/31	200	159
Northern Trust Corp.	3.950%	10/30/25	150	151
Northern Trust Corp.	4.000%	5/10/27	200	201
Northern Trust Corp.	3.650%	8/3/28	100	98
Northern Trust Corp.	3.375%	5/8/32	50	47
Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	38
Old Republic International Corp.	4.875%	10/1/24	121	123
Old Republic International Corp.	3.875%	8/26/26	100	97
Old Republic International Corp.	3.850%	6/11/51	200	151
ORIX Corp.	3.250%	12/4/24	75	74
ORIX Corp.	3.700%	7/18/27	200	194
Owl Rock Capital Corp.	5.250%	4/15/24	25	25
Owl Rock Capital Corp.	4.000%	3/30/25	47	44
Owl Rock Capital Corp.	3.750%	7/22/25	180	167
Owl Rock Capital Corp.	3.400%	7/15/26	244	215
Owl Rock Capital Corp.	2.625%	1/15/27	200	166
PartnerRe Finance B LLC	3.700%	7/2/29	95	90
People's United Bank NA	4.000%	7/15/24	100	99
PNC Bank NA	3.300%	10/30/24	706	700
PNC Bank NA	2.950%	2/23/25	293	286
PNC Bank NA	3.250%	6/1/25	169	167
PNC Bank NA	3.100%	10/25/27	250	237
PNC Bank NA	3.250%	1/22/28	150	143
PNC Bank NA	4.050%	7/26/28	250	242
PNC Bank NA	2.700%	10/22/29	150	131
PNC Financial Services Group Inc.	3.500%	1/23/24	100	100
PNC Financial Services Group Inc.	3.900%	4/29/24	125	125
PNC Financial Services Group Inc.	3.150%	5/19/27	450	429
PNC Financial Services Group Inc.	3.450%	4/23/29	500	467
PNC Financial Services Group Inc.	2.550%	1/22/30	425	370
PNC Financial Services Group Inc.	4.626%	6/6/33	200	193
Principal Financial Group Inc.	3.125%	5/15/23	100	100
Principal Financial Group Inc.	3.400%	5/15/25	128	125
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Principal Financial Group Inc.	3.100%	11/15/26	100	95
Principal Financial Group Inc.	4.625%	9/15/42	50	46
Principal Financial Group Inc.	4.350%	5/15/43	150	134
Principal Financial Group Inc.	4.300%	11/15/46	195	181
Progressive Corp.	2.450%	1/15/27	150	141
Progressive Corp.	6.625%	3/1/29	125	141
Progressive Corp.	4.350%	4/25/44	50	46
Progressive Corp.	4.125%	4/15/47	290	265
Progressive Corp.	4.200%	3/15/48	115	106
Progressive Corp.	3.950%	3/26/50	180	159
Progressive Corp.	3.700%	3/15/52	100	85
Prospect Capital Corp.	5.875%	3/15/23	8	8
Prospect Capital Corp.	3.364%	11/15/26	200	170
Prudential Financial Inc.	3.878%	3/27/28	163	160
Prudential Financial Inc.	5.750%	7/15/33	100	109
Prudential Financial Inc.	5.700%	12/14/36	125	136
Prudential Financial Inc.	6.625%	12/1/37	65	76
Prudential Financial Inc.	3.000%	3/10/40	50	40
Prudential Financial Inc.	6.625%	6/21/40	65	75
Prudential Financial Inc.	5.625%	6/15/43	375	366
Prudential Financial Inc.	5.100%	8/15/43	50	48
Prudential Financial Inc.	5.200%	3/15/44	85	80
Prudential Financial Inc.	4.600%	5/15/44	525	498
Prudential Financial Inc.	5.375%	5/15/45	250	239
Prudential Financial Inc.	3.905%	12/7/47	182	158
Prudential Financial Inc.	5.700%	9/15/48	250	244
Prudential Financial Inc.	3.935%	12/7/49	363	313
Prudential Financial Inc.	4.350%	2/25/50	210	195
Prudential Financial Inc.	3.700%	10/1/50	200	165
Prudential plc	3.125%	4/14/30	200	183
Raymond James Financial Inc.	4.650%	4/1/30	55	54
Raymond James Financial Inc.	4.950%	7/15/46	210	204
Raymond James Financial Inc.	3.750%	4/1/51	250	204
Regions Bank	6.450%	6/26/37	250	280
Regions Financial Corp.	2.250%	5/18/25	100	95
Reinsurance Group of America Inc.	4.700%	9/15/23	75	76
Reinsurance Group of America Inc.	3.900%	5/15/29	50	47
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	10
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	71
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	70
Royal Bank of Canada	3.700%	10/5/23	100	101
Royal Bank of Canada	0.425%	1/19/24	500	479
Royal Bank of Canada	2.550%	7/16/24	200	195
Royal Bank of Canada	2.250%	11/1/24	650	628
Royal Bank of Canada	1.600%	1/21/25	100	95
Royal Bank of Canada	3.375%	4/14/25	200	197
Royal Bank of Canada	4.650%	1/27/26	898	908
Royal Bank of Canada	1.200%	4/27/26	200	180
Royal Bank of Canada	1.400%	11/2/26	500	444
Royal Bank of Canada	2.050%	1/21/27	100	91
Royal Bank of Canada	3.625%	5/4/27	200	194
Royal Bank of Canada	2.300%	11/3/31	500	416
Royal Bank of Canada	3.875%	5/4/32	200	190
Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,121
Santander Holdings USA Inc.	3.244%	10/5/26	900	844
Santander Holdings USA Inc.	4.400%	7/13/27	250	241
Santander Holdings USA Inc.	2.490%	1/6/28	200	177
Santander UK Group Holdings plc	1.532%	8/21/26	600	537
Santander UK Group Holdings plc	1.673%	6/14/27	400	350
Santander UK Group Holdings plc	3.823%	11/3/28	200	186
Santander UK plc	4.000%	3/13/24	200	200
Santander UK plc	2.875%	6/18/24	200	195
Selective Insurance Group Inc.	5.375%	3/1/49	50	47
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	48
State Street Corp.	3.100%	5/15/23	400	399
State Street Corp.	3.700%	11/20/23	83	84
State Street Corp.	3.776%	12/3/24	200	200
State Street Corp.	3.300%	12/16/24	227	226
State Street Corp.	3.550%	8/18/25	200	199
State Street Corp.	2.354%	11/1/25	125	120
State Street Corp.	2.650%	5/19/26	125	120

38

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
State Street Corp.	4.141%	12/3/29	200	195
State Street Corp.	2.400%	1/24/30	150	131
State Street Corp.	3.031%	11/1/34	125	110
Stifel Financial Corp.	4.250%	7/18/24	150	150
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	100
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	251
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	247
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	201
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	201
Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	950	905
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	365
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	306
Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,382
Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	178
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	147
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	117
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	165
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	192
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	666
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	284
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	96
Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	424
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	423
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	133
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	322
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	157
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	136
SVB Financial Group	3.500%	1/29/25	100	98
SVB Financial Group	1.800%	10/28/26	200	178
SVB Financial Group	2.100%	5/15/28	225	191
SVB Financial Group	3.125%	6/5/30	50	43
Swiss Re America Holding Corp.	7.000%	2/15/26	75	82
Synchrony Financial	4.250%	8/15/24	250	249
Synchrony Financial	4.500%	7/23/25	426	414
Synchrony Financial	3.700%	8/4/26	125	116
Synchrony Financial	3.950%	12/1/27	300	273
Toronto-Dominion Bank	0.750%	6/12/23	1,500	1,456
Toronto-Dominion Bank	3.250%	3/11/24	400	397
Toronto-Dominion Bank	2.650%	6/12/24	500	491
Toronto-Dominion Bank	1.250%	12/13/24	825	780
Toronto-Dominion Bank	1.450%	1/10/25	200	189
Toronto-Dominion Bank	3.766%	6/6/25	425	423
Toronto-Dominion Bank	1.150%	6/12/25	200	185
Toronto-Dominion Bank	0.750%	1/6/26	200	179
Toronto-Dominion Bank	1.250%	9/10/26	325	289
Toronto-Dominion Bank	1.950%	1/12/27	200	181
Toronto-Dominion Bank	4.108%	6/8/27	425	421
Toronto-Dominion Bank	2.000%	9/10/31	325	264
Toronto-Dominion Bank	2.450%	1/12/32	100	84
Toronto-Dominion Bank	4.456%	6/8/32	200	198
Travelers Cos. Inc.	6.250%	6/15/37	150	176
Travelers Cos. Inc.	4.300%	8/25/45	150	139
Travelers Cos. Inc.	4.000%	5/30/47	225	200
Travelers Cos. Inc.	4.100%	3/4/49	200	181
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	2.550%	4/27/50	500	348
	Trinity Acquisition plc	4.400%	3/15/26	100	99
	Truist Bank	3.200%	4/1/24	500	498
	Truist Bank	3.689%	8/2/24	250	250
	Truist Bank	2.150%	12/6/24	250	241
	Truist Bank	3.625%	9/16/25	500	491
	Truist Bank	3.300%	5/15/26	200	193
	Truist Financial Corp.	3.750%	12/6/23	250	252
	Truist Financial Corp.	3.700%	6/5/25	175	174
	Truist Financial Corp.	1.200%	8/5/25	200	184
	Truist Financial Corp.	1.125%	8/3/27	500	429
	Truist Financial Corp.	3.875%	3/19/29	200	189
	Truist Financial Corp.	1.887%	6/7/29	500	430
	Truist Financial Corp.	1.950%	6/5/30	100	83
[5]	UBS Group AG	3.126%	8/13/30	50	44
	Unum Group	4.000%	3/15/24	125	125
	Unum Group	4.000%	6/15/29	80	75
	Unum Group	5.750%	8/15/42	75	70
	Unum Group	4.500%	12/15/49	100	77
	US Bancorp	3.700%	1/30/24	150	151
	US Bancorp	3.375%	2/5/24	500	501
	US Bancorp	3.950%	11/17/25	25	25
	US Bancorp	3.100%	4/27/26	300	289
	US Bancorp	2.375%	7/22/26	249	235
	US Bancorp	3.150%	4/27/27	275	265
	US Bancorp	3.900%	4/26/28	75	74
	US Bancorp	3.000%	7/30/29	240	218
	US Bancorp	2.677%	1/27/33	90	78
	US Bank NA	3.400%	7/24/23	250	250
	US Bank NA	2.050%	1/21/25	175	168
	US Bank NA	2.800%	1/27/25	625	611
	Voya Financial Inc.	3.650%	6/15/26	250	243
	Voya Financial Inc.	5.700%	7/15/43	75	76
	Voya Financial Inc.	4.800%	6/15/46	40	37
	Voya Financial Inc.	4.700%	1/23/48	100	82
	Wachovia Corp.	6.605%	10/1/25	265	283
	Wells Fargo & Co.	3.750%	1/24/24	200	200
	Wells Fargo & Co.	1.654%	6/2/24	1,500	1,465
	Wells Fargo & Co.	3.000%	2/19/25	425	416
	Wells Fargo & Co.	2.406%	10/30/25	600	572
	Wells Fargo & Co.	2.164%	2/11/26	500	471
	Wells Fargo & Co.	3.000%	4/22/26	1,275	1,214
	Wells Fargo & Co.	3.908%	4/25/26	400	394
	Wells Fargo & Co.	4.100%	6/3/26	725	713
	Wells Fargo & Co.	3.000%	10/23/26	675	637
	Wells Fargo & Co.	4.300%	7/22/27	475	469
	Wells Fargo & Co.	3.584%	5/22/28	500	474
	Wells Fargo & Co.	4.150%	1/24/29	200	193
	Wells Fargo & Co.	2.879%	10/30/30	1,300	1,143
	Wells Fargo & Co.	4.478%	4/4/31	1,250	1,223
	Wells Fargo & Co.	3.068%	4/30/41	600	468
	Wells Fargo & Co.	5.375%	11/2/43	1,000	985
	Wells Fargo & Co.	5.606%	1/15/44	600	604
	Wells Fargo & Co.	4.650%	11/4/44	325	292
	Wells Fargo & Co.	3.900%	5/1/45	250	211
	Wells Fargo & Co.	4.900%	11/17/45	250	231
	Wells Fargo & Co.	4.400%	6/14/46	300	260
	Wells Fargo & Co.	4.750%	12/7/46	350	319
	Wells Fargo & Co.	5.013%	4/4/51	1,750	1,717
	Wells Fargo & Co.	4.611%	4/25/53	400	370
	Wells Fargo Bank NA	5.950%	8/26/36	200	215
	Wells Fargo Bank NA	5.850%	2/1/37	300	320
	Wells Fargo Bank NA	6.600%	1/15/38	225	260
	Westpac Banking Corp.	3.650%	5/15/23	75	75
	Westpac Banking Corp.	3.300%	2/26/24	250	249
	Westpac Banking Corp.	1.019%	11/18/24	275	259
	Westpac Banking Corp.	2.350%	2/19/25	200	193
	Westpac Banking Corp.	2.850%	5/13/26	200	192
	Westpac Banking Corp.	1.150%	6/3/26	218	195
	Westpac Banking Corp.	2.700%	8/19/26	175	166
	Westpac Banking Corp.	3.350%	3/8/27	250	242

39

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westpac Banking Corp.	1.953%	11/20/28	275	240
	Westpac Banking Corp.	2.650%	1/16/30	150	133
	Westpac Banking Corp.	2.894%	2/4/30	425	403
	Westpac Banking Corp.	4.322%	11/23/31	500	482
	Westpac Banking Corp.	4.110%	7/24/34	25	23
	Westpac Banking Corp.	2.668%	11/15/35	315	253
	Westpac Banking Corp.	3.020%	11/18/36	500	403
	Westpac Banking Corp.	4.421%	7/24/39	600	537
	Westpac Banking Corp.	2.963%	11/16/40	200	145
	Willis North America Inc.	3.600%	5/15/24	125	123
	Willis North America Inc.	4.500%	9/15/28	100	96
	Willis North America Inc.	2.950%	9/15/29	440	377
	Willis North America Inc.	5.050%	9/15/48	50	46
	Willis North America Inc.	3.875%	9/15/49	90	70
	XLIT Ltd.	5.500%	3/31/45	100	103
	Zions Bancorp NA	3.250%	10/29/29	250	218
					323,451
Health Care (2.9%)
	Abbott Laboratories	3.750%	11/30/26	367	370
	Abbott Laboratories	1.150%	1/30/28	100	87
	Abbott Laboratories	1.400%	6/30/30	150	125
	Abbott Laboratories	4.750%	11/30/36	375	398
	Abbott Laboratories	5.300%	5/27/40	250	272
	Abbott Laboratories	4.750%	4/15/43	175	177
	Abbott Laboratories	4.900%	11/30/46	700	736
	AbbVie Inc.	2.800%	3/15/23	100	99
	AbbVie Inc.	3.750%	11/14/23	250	251
	AbbVie Inc.	3.850%	6/15/24	200	200
	AbbVie Inc.	2.600%	11/21/24	750	727
	AbbVie Inc.	3.800%	3/15/25	590	586
	AbbVie Inc.	3.600%	5/14/25	911	899
	AbbVie Inc.	3.200%	5/14/26	976	940
	AbbVie Inc.	2.950%	11/21/26	740	701
	AbbVie Inc.	4.250%	11/14/28	350	346
	AbbVie Inc.	3.200%	11/21/29	1,130	1,039
	AbbVie Inc.	4.550%	3/15/35	350	341
	AbbVie Inc.	4.500%	5/14/35	495	480
	AbbVie Inc.	4.300%	5/14/36	190	179
	AbbVie Inc.	4.050%	11/21/39	825	735
	AbbVie Inc.	4.625%	10/1/42	190	175
	AbbVie Inc.	4.400%	11/6/42	501	455
	AbbVie Inc.	4.850%	6/15/44	230	221
	AbbVie Inc.	4.750%	3/15/45	200	188
	AbbVie Inc.	4.700%	5/14/45	602	567
	AbbVie Inc.	4.450%	5/14/46	455	413
	AbbVie Inc.	4.875%	11/14/48	550	530
	AbbVie Inc.	4.250%	11/21/49	1,025	909
	Adventist Health System	2.952%	3/1/29	100	92
	Adventist Health System	3.630%	3/1/49	100	83
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	49
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	22
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	96
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	61
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	56
	Aetna Inc.	3.500%	11/15/24	125	124
	Aetna Inc.	6.625%	6/15/36	130	147
	Aetna Inc.	6.750%	12/15/37	100	114
	Aetna Inc.	4.500%	5/15/42	75	67
	Aetna Inc.	4.125%	11/15/42	75	64
	Aetna Inc.	3.875%	8/15/47	300	248
	Agilent Technologies Inc.	3.050%	9/22/26	75	72
	Agilent Technologies Inc.	2.750%	9/15/29	100	88
	Agilent Technologies Inc.	2.100%	6/4/30	100	81
	AHS Hospital Corp.	5.024%	7/1/45	75	79
	AHS Hospital Corp.	2.780%	7/1/51	150	106
[2]	Allina Health System	3.887%	4/15/49	75	66
	AmerisourceBergen Corp.	3.400%	5/15/24	175	174
	AmerisourceBergen Corp.	3.250%	3/1/25	50	49
	AmerisourceBergen Corp.	3.450%	12/15/27	275	265
	AmerisourceBergen Corp.	2.700%	3/15/31	300	257
	AmerisourceBergen Corp.	4.300%	12/15/47	175	158
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	3.625%	5/22/24	500	499
	Amgen Inc.	1.900%	2/21/25	180	172
	Amgen Inc.	3.125%	5/1/25	175	172
	Amgen Inc.	2.600%	8/19/26	455	431
	Amgen Inc.	2.200%	2/21/27	150	138
	Amgen Inc.	1.650%	8/15/28	200	172
	Amgen Inc.	2.000%	1/15/32	450	366
	Amgen Inc.	3.350%	2/22/32	500	458
	Amgen Inc.	3.150%	2/21/40	575	456
	Amgen Inc.	2.800%	8/15/41	450	334
	Amgen Inc.	4.950%	10/1/41	240	235
	Amgen Inc.	5.150%	11/15/41	126	125
	Amgen Inc.	4.400%	5/1/45	450	409
	Amgen Inc.	3.375%	2/21/50	725	556
	Amgen Inc.	3.000%	1/15/52	806	573
	Amgen Inc.	4.200%	2/22/52	500	439
	Amgen Inc.	2.770%	9/1/53	172	116
	Anthem Inc.	3.500%	8/15/24	475	473
	Anthem Inc.	3.350%	12/1/24	160	158
	Anthem Inc.	2.375%	1/15/25	100	96
	Anthem Inc.	2.250%	5/15/30	530	453
	Anthem Inc.	2.550%	3/15/31	650	562
	Anthem Inc.	4.100%	5/15/32	200	195
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	75	82
	Anthem Inc.	6.375%	6/15/37	50	58
	Anthem Inc.	4.625%	5/15/42	175	166
	Anthem Inc.	4.650%	1/15/43	775	737
	Anthem Inc.	5.100%	1/15/44	100	100
	Anthem Inc.	4.375%	12/1/47	300	278
	Anthem Inc.	4.550%	3/1/48	155	147
	Anthem Inc.	4.550%	5/15/52	200	190
	Anthem Inc.	4.850%	8/15/54	30	28
	Ascension Health	2.532%	11/15/29	350	315
	Ascension Health	3.106%	11/15/39	100	82
	Ascension Health	3.945%	11/15/46	175	162
[2]	Ascension Health	4.847%	11/15/53	75	79
	Astrazeneca Finance LLC	0.700%	5/28/24	250	237
	Astrazeneca Finance LLC	1.200%	5/28/26	200	181
	Astrazeneca Finance LLC	1.750%	5/28/28	200	176
	Astrazeneca Finance LLC	2.250%	5/28/31	200	174
	AstraZeneca plc	3.500%	8/17/23	225	226
	AstraZeneca plc	3.375%	11/16/25	400	396
	AstraZeneca plc	0.700%	4/8/26	500	446
	AstraZeneca plc	3.125%	6/12/27	175	169
	AstraZeneca plc	4.000%	1/17/29	200	199
	AstraZeneca plc	1.375%	8/6/30	300	246
	AstraZeneca plc	6.450%	9/15/37	450	540
	AstraZeneca plc	4.000%	9/18/42	290	267
	AstraZeneca plc	4.375%	11/16/45	200	194
	AstraZeneca plc	3.000%	5/28/51	335	266
	Banner Health	2.338%	1/1/30	125	110
	Banner Health	3.181%	1/1/50	75	58
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	202
	Baxalta Inc.	4.000%	6/23/25	97	96
	Baxalta Inc.	5.250%	6/23/45	73	73
	Baxter International Inc.	0.868%	12/1/23	200	192
	Baxter International Inc.	1.322%	11/29/24	200	188
	Baxter International Inc.	1.915%	2/1/27	250	224
	Baxter International Inc.	2.272%	12/1/28	250	219
	Baxter International Inc.	1.730%	4/1/31	300	236
	Baxter International Inc.	2.539%	2/1/32	500	422
	Baxter International Inc.	3.500%	8/15/46	100	78
	Baxter International Inc.	3.132%	12/1/51	200	146
	Baylor Scott & White Holdings	1.777%	11/15/30	100	82
	Baylor Scott & White Holdings	4.185%	11/15/45	100	94
	Baylor Scott & White Holdings	2.839%	11/15/50	350	255
	Becton Dickinson and Co.	3.734%	12/15/24	75	75
	Becton Dickinson and Co.	3.700%	6/6/27	375	363
	Becton Dickinson and Co.	1.957%	2/11/31	500	404

40

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Becton Dickinson and Co.	4.875%	5/15/44	26	24
	Becton Dickinson and Co.	4.685%	12/15/44	196	182
	Becton Dickinson and Co.	4.669%	6/6/47	300	280
	BHSH System Obligated Group	3.487%	7/15/49	75	62
	Biogen Inc.	4.050%	9/15/25	350	346
	Biogen Inc.	2.250%	5/1/30	600	492
	Biogen Inc.	3.150%	5/1/50	300	206
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	222
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	93
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	186
	Boston Scientific Corp.	3.450%	3/1/24	77	77
	Boston Scientific Corp.	1.900%	6/1/25	550	519
	Boston Scientific Corp.	2.650%	6/1/30	150	131
	Boston Scientific Corp.	6.750%	11/15/35	100	115
	Boston Scientific Corp.	4.550%	3/1/39	131	122
	Boston Scientific Corp.	7.375%	1/15/40	50	62
	Boston Scientific Corp.	4.700%	3/1/49	133	127
	Bristol-Myers Squibb Co.	0.537%	11/13/23	500	483
	Bristol-Myers Squibb Co.	2.900%	7/26/24	675	669
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	298
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	439
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	207
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	275
	Bristol-Myers Squibb Co.	3.400%	7/26/29	155	150
	Bristol-Myers Squibb Co.	1.450%	11/13/30	400	329
	Bristol-Myers Squibb Co.	2.950%	3/15/32	500	459
	Bristol-Myers Squibb Co.	4.125%	6/15/39	380	363
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	82
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	173
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	238
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	229
	Bristol-Myers Squibb Co.	4.250%	10/26/49	500	470
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	354
	Bristol-Myers Squibb Co.	3.700%	3/15/52	520	449
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	172
	Cardinal Health Inc.	3.079%	6/15/24	290	285
	Cardinal Health Inc.	3.750%	9/15/25	100	99
	Cardinal Health Inc.	4.600%	3/15/43	75	65
	Cardinal Health Inc.	4.500%	11/15/44	50	43
	Cardinal Health Inc.	4.900%	9/15/45	100	91
	Cardinal Health Inc.	4.368%	6/15/47	125	106
	Children's Health System of Texas	2.511%	8/15/50	100	68
	Children's Hospital Corp.	4.115%	1/1/47	75	70
	Children's Hospital Corp.	2.585%	2/1/50	50	35
	Children's Hospital Medical Center	4.268%	5/15/44	50	48
	CHRISTUS Health	4.341%	7/1/28	125	125
	Cigna Corp.	3.000%	7/15/23	700	695
	Cigna Corp.	3.500%	6/15/24	175	174
	Cigna Corp.	3.250%	4/15/25	250	245
	Cigna Corp.	4.125%	11/15/25	467	468
	Cigna Corp.	4.500%	2/25/26	390	395
	Cigna Corp.	3.400%	3/1/27	275	264
	Cigna Corp.	7.875%	5/15/27	41	47
	Cigna Corp.	4.375%	10/15/28	610	604
	Cigna Corp.	2.400%	3/15/30	765	657
	Cigna Corp.	2.375%	3/15/31	250	211
	Cigna Corp.	4.800%	8/15/38	415	404
	Cigna Corp.	3.200%	3/15/40	150	120
	Cigna Corp.	6.125%	11/15/41	92	101
	Cigna Corp.	4.800%	7/15/46	400	381
	Cigna Corp.	3.875%	10/15/47	170	140
	Cigna Corp.	4.900%	12/15/48	545	523
	Cigna Corp.	3.400%	3/15/50	375	287
	City of Hope	5.623%	11/15/43	75	81
	City of Hope	4.378%	8/15/48	100	93
	Cleveland Clinic Foundation	4.858%	1/1/14	100	96
	CommonSpirit Health	2.760%	10/1/24	100	97
	CommonSpirit Health	2.782%	10/1/30	500	427
[2]	CommonSpirit Health	4.350%	11/1/42	225	202
	CommonSpirit Health	3.817%	10/1/49	50	42
	CommonSpirit Health	4.187%	10/1/49	200	168
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Community Health Network Inc.	3.099%	5/1/50	250	187
	Cottage Health Obligated Group	3.304%	11/1/49	100	79
	CVS Health Corp.	3.375%	8/12/24	275	274
	CVS Health Corp.	3.875%	7/20/25	573	571
	CVS Health Corp.	2.875%	6/1/26	2,166	2,065
	CVS Health Corp.	3.000%	8/15/26	450	431
	CVS Health Corp.	1.300%	8/21/27	400	345
	CVS Health Corp.	4.300%	3/25/28	677	670
	CVS Health Corp.	3.250%	8/15/29	360	329
	CVS Health Corp.	1.750%	8/21/30	225	181
	CVS Health Corp.	1.875%	2/28/31	1,000	802
	CVS Health Corp.	4.875%	7/20/35	125	123
	CVS Health Corp.	4.780%	3/25/38	1,000	947
	CVS Health Corp.	6.125%	9/15/39	75	81
	CVS Health Corp.	4.125%	4/1/40	200	175
	CVS Health Corp.	2.700%	8/21/40	275	198
	CVS Health Corp.	5.300%	12/5/43	150	149
	CVS Health Corp.	5.125%	7/20/45	525	507
	CVS Health Corp.	5.050%	3/25/48	1,150	1,100
	CVS Health Corp.	4.250%	4/1/50	300	258
	Danaher Corp.	3.350%	9/15/25	100	98
	Danaher Corp.	4.375%	9/15/45	75	69
	Danaher Corp.	2.600%	10/1/50	500	348
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	90
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	127
	DH Europe Finance II Sarl	2.200%	11/15/24	250	240
	DH Europe Finance II Sarl	2.600%	11/15/29	150	134
	DH Europe Finance II Sarl	3.250%	11/15/39	175	145
	Dignity Health	3.812%	11/1/24	100	99
	Dignity Health	4.500%	11/1/42	100	91
	Dignity Health	5.267%	11/1/64	50	48
	Duke University Health System Inc.	3.920%	6/1/47	100	91
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	98
	Eli Lilly & Co.	2.750%	6/1/25	71	70
	Eli Lilly & Co.	3.375%	3/15/29	92	90
	Eli Lilly & Co.	2.500%	9/15/60	250	172
	Gilead Sciences Inc.	2.500%	9/1/23	300	297
	Gilead Sciences Inc.	3.700%	4/1/24	470	471
	Gilead Sciences Inc.	3.650%	3/1/26	575	566
	Gilead Sciences Inc.	2.950%	3/1/27	525	497
	Gilead Sciences Inc.	4.600%	9/1/35	575	570
	Gilead Sciences Inc.	4.000%	9/1/36	350	326
	Gilead Sciences Inc.	5.650%	12/1/41	175	187
	Gilead Sciences Inc.	4.800%	4/1/44	400	387
	Gilead Sciences Inc.	4.750%	3/1/46	455	436
	Gilead Sciences Inc.	2.800%	10/1/50	475	332
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	606
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	373
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	93
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	657
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	94
	GlaxoSmithKline Capital plc	0.534%	10/1/23	500	483
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	24
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	189
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	115
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	48
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	61
	HCA Inc.	5.000%	3/15/24	425	426
	HCA Inc.	5.375%	2/1/25	250	249
	HCA Inc.	5.250%	4/15/25	320	321
	HCA Inc.	5.250%	6/15/26	325	323
	HCA Inc.	4.500%	2/15/27	125	120
	HCA Inc.	4.125%	6/15/29	405	370
	HCA Inc.	3.500%	9/1/30	1,000	853
	HCA Inc.	2.375%	7/15/31	200	154
[5]	HCA Inc.	3.625%	3/15/32	250	211
	HCA Inc.	5.125%	6/15/39	200	175
[5]	HCA Inc.	4.375%	3/15/42	250	198
	HCA Inc.	5.500%	6/15/47	425	380
	HCA Inc.	5.250%	6/15/49	300	259
	HCA Inc.	3.500%	7/15/51	200	138

41

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	HCA Inc.	4.625%	3/15/52	300	240
	Humana Inc.	0.650%	8/3/23	300	291
	Humana Inc.	3.850%	10/1/24	326	326
	Humana Inc.	1.350%	2/3/27	200	175
	Humana Inc.	3.950%	3/15/27	150	147
	Humana Inc.	4.875%	4/1/30	135	136
	Humana Inc.	2.150%	2/3/32	200	162
	Humana Inc.	4.625%	12/1/42	110	102
	Humana Inc.	4.950%	10/1/44	270	263
	Humana Inc.	3.950%	8/15/49	40	34
	IHC Health Services Inc.	4.131%	5/15/48	100	94
	Illumina Inc.	2.550%	3/23/31	250	203
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	113
	Iowa Health System	3.665%	2/15/50	125	102
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	113
	Johnson & Johnson	3.375%	12/5/23	200	201
	Johnson & Johnson	2.625%	1/15/25	250	247
	Johnson & Johnson	2.450%	3/1/26	350	340
	Johnson & Johnson	2.950%	3/3/27	200	195
	Johnson & Johnson	0.950%	9/1/27	300	265
	Johnson & Johnson	2.900%	1/15/28	100	97
	Johnson & Johnson	1.300%	9/1/30	375	316
	Johnson & Johnson	4.950%	5/15/33	150	163
	Johnson & Johnson	4.375%	12/5/33	175	181
	Johnson & Johnson	3.550%	3/1/36	175	166
	Johnson & Johnson	3.625%	3/3/37	300	285
	Johnson & Johnson	5.950%	8/15/37	200	238
	Johnson & Johnson	2.100%	9/1/40	250	183
	Johnson & Johnson	4.500%	9/1/40	150	152
	Johnson & Johnson	4.850%	5/15/41	75	79
	Johnson & Johnson	4.500%	12/5/43	200	201
	Johnson & Johnson	3.750%	3/3/47	250	232
	Johnson & Johnson	2.250%	9/1/50	400	280
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	97
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	191
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	240
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	140
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	177
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	187
	Koninklijke KPN NV	6.875%	3/11/38	100	114
	Koninklijke Philips NV	5.000%	3/15/42	150	145
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	148
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	96
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	197
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	179
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	96
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	110
	Laboratory Corp. of America Holdings	2.700%	6/1/31	200	168
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	174
	Mass General Brigham Inc.	3.192%	7/1/49	150	117
	Mass General Brigham Inc.	3.342%	7/1/60	250	186
	Mayo Clinic	3.774%	11/15/43	75	67
	Mayo Clinic	4.128%	11/15/52	50	47
	Mayo Clinic	3.196%	11/15/61	250	188
	McKesson Corp.	3.796%	3/15/24	200	200
	McKesson Corp.	0.900%	12/3/25	500	450
[2]	MedStar Health Inc.	3.626%	8/15/49	75	61
	Medtronic Inc.	4.375%	3/15/35	511	510
	Medtronic Inc.	4.625%	3/15/45	244	245
	Memorial Health Services	3.447%	11/1/49	150	123
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	76
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	139
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	23
	Merck & Co. Inc.	2.750%	2/10/25	740	730
	Merck & Co. Inc.	1.700%	6/10/27	400	364
	Merck & Co. Inc.	3.400%	3/7/29	375	363
	Merck & Co. Inc.	1.450%	6/24/30	210	174
	Merck & Co. Inc.	2.150%	12/10/31	450	387
	Merck & Co. Inc.	6.500%	12/1/33	125	151
	Merck & Co. Inc.	3.900%	3/7/39	200	189
	Merck & Co. Inc.	3.600%	9/15/42	100	88
	Merck & Co. Inc.	4.150%	5/18/43	200	190
	Merck & Co. Inc.	3.700%	2/10/45	525	461
	Merck & Co. Inc.	4.000%	3/7/49	300	277
	Merck & Co. Inc.	2.750%	12/10/51	700	519
	Merck & Co. Inc.	2.900%	12/10/61	375	267
	Mercy Health	4.302%	7/1/28	25	25
	Methodist Hospital	2.705%	12/1/50	300	210
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	127
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	376
	MultiCare Health System	2.803%	8/15/50	250	179
	Mylan Inc.	4.200%	11/29/23	100	100
	Mylan Inc.	5.400%	11/29/43	100	84
	Mylan Inc.	5.200%	4/15/48	175	139
	New York and Presbyterian Hospital	4.024%	8/1/45	130	119
	New York and Presbyterian Hospital	4.063%	8/1/56	75	68
	New York and Presbyterian Hospital	2.606%	8/1/60	100	63
	New York and Presbyterian Hospital	3.954%	8/1/19	125	97
	Northwell Healthcare Inc.	3.979%	11/1/46	100	86
	Northwell Healthcare Inc.	4.260%	11/1/47	200	181
	Northwell Healthcare Inc.	3.809%	11/1/49	100	83
	Novant Health Inc.	2.637%	11/1/36	250	201
	Novartis Capital Corp.	3.400%	5/6/24	400	402
	Novartis Capital Corp.	1.750%	2/14/25	200	193
	Novartis Capital Corp.	2.000%	2/14/27	525	489
	Novartis Capital Corp.	3.100%	5/17/27	175	171
	Novartis Capital Corp.	2.200%	8/14/30	410	362
	Novartis Capital Corp.	3.700%	9/21/42	100	91
	Novartis Capital Corp.	4.400%	5/6/44	375	374
	Novartis Capital Corp.	4.000%	11/20/45	225	209
	Novartis Capital Corp.	2.750%	8/14/50	75	58
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	7
	NYU Langone Hospitals	4.784%	7/1/44	100	98
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	100
	NYU Langone Hospitals	3.380%	7/1/55	200	151
[2]	OhioHealth Corp.	3.042%	11/15/50	100	76
	Orlando Health Obligated Group	4.089%	10/1/48	50	45
	PeaceHealth Obligated Group	4.787%	11/15/48	75	74
	PeaceHealth Obligated Group	3.218%	11/15/50	200	151
	PerkinElmer Inc.	0.850%	9/15/24	250	232
	PerkinElmer Inc.	1.900%	9/15/28	250	208
	PerkinElmer Inc.	3.300%	9/15/29	175	154
	PerkinElmer Inc.	3.625%	3/15/51	150	112
	Pfizer Inc.	3.200%	9/15/23	125	125
	Pfizer Inc.	2.950%	3/15/24	150	149
	Pfizer Inc.	2.750%	6/3/26	590	575
	Pfizer Inc.	3.600%	9/15/28	200	199
	Pfizer Inc.	3.450%	3/15/29	375	365
	Pfizer Inc.	2.625%	4/1/30	300	274
	Pfizer Inc.	1.700%	5/28/30	225	192
	Pfizer Inc.	1.750%	8/18/31	200	167
	Pfizer Inc.	4.000%	12/15/36	300	292
	Pfizer Inc.	4.100%	9/15/38	150	145
	Pfizer Inc.	3.900%	3/15/39	125	118
	Pfizer Inc.	7.200%	3/15/39	425	557
	Pfizer Inc.	2.550%	5/28/40	200	158
	Pfizer Inc.	4.300%	6/15/43	125	121
	Pfizer Inc.	4.400%	5/15/44	200	196
	Pfizer Inc.	4.125%	12/15/46	250	240

42

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	4.200%	9/15/48	350	341
	Pfizer Inc.	4.000%	3/15/49	175	165
	Pfizer Inc.	2.700%	5/28/50	450	344
	Pharmacia LLC	6.600%	12/1/28	175	198
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	48
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	133
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	64
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	66
	Quest Diagnostics Inc.	4.250%	4/1/24	100	100
	Quest Diagnostics Inc.	3.500%	3/30/25	100	98
	Quest Diagnostics Inc.	3.450%	6/1/26	125	122
	Quest Diagnostics Inc.	4.200%	6/30/29	140	136
	Quest Diagnostics Inc.	2.950%	6/30/30	160	141
	Quest Diagnostics Inc.	2.800%	6/30/31	125	107
	Quest Diagnostics Inc.	5.750%	1/30/40	13	14
	Quest Diagnostics Inc.	4.700%	3/30/45	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	401
	Royalty Pharma plc	0.750%	9/2/23	300	289
	Royalty Pharma plc	1.200%	9/2/25	300	269
	Royalty Pharma plc	2.200%	9/2/30	300	242
	Royalty Pharma plc	3.550%	9/2/50	350	244
	Royalty Pharma plc	3.350%	9/2/51	250	169
	Rush Obligated Group	3.922%	11/15/29	75	72
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	88
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	21
	Sanofi	3.625%	6/19/28	225	222
	Seattle Children's Hospital	2.719%	10/1/50	200	140
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	569	563
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	552
	Smith & Nephew plc	2.032%	10/14/30	300	238
	SSM Health Care Corp.	3.823%	6/1/27	100	100
	Stanford Health Care	3.795%	11/15/48	125	110
	Stryker Corp.	3.375%	5/15/24	213	212
	Stryker Corp.	1.150%	6/15/25	100	92
	Stryker Corp.	3.375%	11/1/25	140	137
	Stryker Corp.	3.500%	3/15/26	183	179
	Stryker Corp.	3.650%	3/7/28	50	48
	Stryker Corp.	4.100%	4/1/43	75	65
	Stryker Corp.	4.375%	5/15/44	50	45
	Stryker Corp.	4.625%	3/15/46	175	167
	Sutter Health	1.321%	8/15/25	500	461
	Sutter Health	3.695%	8/15/28	75	73
	Sutter Health	4.091%	8/15/48	75	66
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	201
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	413
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	500	418
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	400	308
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	454
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	146
	Texas Health Resources	2.328%	11/15/50	300	194
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	250	243
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	250	237
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	839
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	196
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	198
	Toledo Hospital	5.325%	11/15/28	50	47
	Toledo Hospital	6.015%	11/15/48	75	70
	Trinity Health Corp.	4.125%	12/1/45	85	79
	UnitedHealth Group Inc.	3.500%	2/15/24	100	100
	UnitedHealth Group Inc.	2.375%	8/15/24	300	294
	UnitedHealth Group Inc.	3.750%	7/15/25	950	951
	UnitedHealth Group Inc.	3.700%	12/15/25	75	75
	UnitedHealth Group Inc.	3.100%	3/15/26	225	220
	UnitedHealth Group Inc.	3.450%	1/15/27	175	173
	UnitedHealth Group Inc.	3.375%	4/15/27	350	344
	UnitedHealth Group Inc.	2.950%	10/15/27	150	144
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.875%	12/15/28	150	149
	UnitedHealth Group Inc.	2.875%	8/15/29	150	139
	UnitedHealth Group Inc.	2.000%	5/15/30	755	647
	UnitedHealth Group Inc.	2.300%	5/15/31	650	563
	UnitedHealth Group Inc.	4.625%	7/15/35	175	178
	UnitedHealth Group Inc.	6.500%	6/15/37	50	60
	UnitedHealth Group Inc.	6.625%	11/15/37	125	152
	UnitedHealth Group Inc.	6.875%	2/15/38	245	304
	UnitedHealth Group Inc.	3.500%	8/15/39	240	209
	UnitedHealth Group Inc.	2.750%	5/15/40	200	156
	UnitedHealth Group Inc.	5.950%	2/15/41	60	68
	UnitedHealth Group Inc.	3.050%	5/15/41	300	242
	UnitedHealth Group Inc.	4.625%	11/15/41	110	109
	UnitedHealth Group Inc.	4.375%	3/15/42	50	48
	UnitedHealth Group Inc.	3.950%	10/15/42	175	158
	UnitedHealth Group Inc.	4.250%	3/15/43	125	118
	UnitedHealth Group Inc.	4.750%	7/15/45	305	307
	UnitedHealth Group Inc.	4.200%	1/15/47	210	196
	UnitedHealth Group Inc.	4.250%	4/15/47	290	273
	UnitedHealth Group Inc.	4.250%	6/15/48	300	281
	UnitedHealth Group Inc.	4.450%	12/15/48	150	144
	UnitedHealth Group Inc.	3.700%	8/15/49	310	265
	UnitedHealth Group Inc.	3.250%	5/15/51	750	590
	UnitedHealth Group Inc.	3.875%	8/15/59	420	363
	UnitedHealth Group Inc.	3.125%	5/15/60	250	183
[5]	Universal Health Services Inc.	2.650%	10/15/30	300	239
	UPMC	3.600%	4/3/25	125	124
	Utah Acquisition Sub Inc.	3.950%	6/15/26	889	838
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	181
	Viatris Inc.	1.650%	6/22/25	175	159
	Viatris Inc.	2.300%	6/22/27	175	150
	Viatris Inc.	2.700%	6/22/30	275	221
	Viatris Inc.	4.000%	6/22/50	250	167
	WakeMed	3.286%	10/1/52	200	152
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	50
	Wyeth LLC	7.250%	3/1/23	250	257
	Wyeth LLC	6.450%	2/1/24	300	314
	Wyeth LLC	6.500%	2/1/34	150	179
	Wyeth LLC	6.000%	2/15/36	85	97
	Wyeth LLC	5.950%	4/1/37	385	444
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	26
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	200	189
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	240
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	200	163
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	51
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	129
	Zoetis Inc.	4.500%	11/13/25	100	101
	Zoetis Inc.	3.000%	9/12/27	150	141
	Zoetis Inc.	3.900%	8/20/28	100	97
	Zoetis Inc.	2.000%	5/15/30	150	125
	Zoetis Inc.	4.700%	2/1/43	175	168
	Zoetis Inc.	3.950%	9/12/47	150	130
	Zoetis Inc.	4.450%	8/20/48	75	71
					122,478
Industrials (2.1%)
	3M Co.	3.250%	2/14/24	100	100
	3M Co.	2.000%	2/14/25	150	144
	3M Co.	2.650%	4/15/25	100	98
	3M Co.	3.000%	8/7/25	100	98
	3M Co.	2.250%	9/19/26	150	142
	3M Co.	2.875%	10/15/27	125	120
	3M Co.	3.375%	3/1/29	150	144
	3M Co.	2.375%	8/26/29	360	322
	3M Co.	3.125%	9/19/46	75	59
	3M Co.	3.625%	10/15/47	100	85
	3M Co.	4.000%	9/14/48	250	226
	3M Co.	3.250%	8/26/49	300	239
	3M Co.	3.700%	4/15/50	125	108
	Allegion plc	3.500%	10/1/29	75	67
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	161

43

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	250	212
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	39	36
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	111	101
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	112	99
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	38	35
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	45	39
	Amphenol Corp.	3.200%	4/1/24	50	50
	Amphenol Corp.	2.050%	3/1/25	40	38
	Amphenol Corp.	4.350%	6/1/29	100	98
	Amphenol Corp.	2.800%	2/15/30	275	239
	Amphenol Corp.	2.200%	9/15/31	100	82
	Block Financial LLC	5.250%	10/1/25	100	101
	Block Financial LLC	3.875%	8/15/30	200	181
	BNSF Funding Trust I	6.613%	12/15/55	65	64
	Boeing Co.	2.800%	3/1/23	400	398
	Boeing Co.	4.508%	5/1/23	625	628
	Boeing Co.	1.875%	6/15/23	200	196
	Boeing Co.	1.950%	2/1/24	500	483
	Boeing Co.	1.433%	2/4/24	500	478
	Boeing Co.	2.800%	3/1/24	75	74
	Boeing Co.	2.850%	10/30/24	100	97
	Boeing Co.	2.500%	3/1/25	145	137
	Boeing Co.	4.875%	5/1/25	795	792
	Boeing Co.	2.196%	2/4/26	1,200	1,083
	Boeing Co.	3.100%	5/1/26	100	94
	Boeing Co.	2.250%	6/15/26	50	45
	Boeing Co.	2.700%	2/1/27	195	174
	Boeing Co.	2.800%	3/1/27	50	45
	Boeing Co.	5.040%	5/1/27	360	356
	Boeing Co.	3.250%	3/1/28	100	90
	Boeing Co.	3.450%	11/1/28	500	446
	Boeing Co.	3.200%	3/1/29	200	173
	Boeing Co.	2.950%	2/1/30	190	158
	Boeing Co.	5.150%	5/1/30	945	907
	Boeing Co.	6.125%	2/15/33	75	77
	Boeing Co.	3.600%	5/1/34	350	279
	Boeing Co.	3.250%	2/1/35	190	145
	Boeing Co.	6.625%	2/15/38	50	51
	Boeing Co.	3.550%	3/1/38	50	36
	Boeing Co.	3.500%	3/1/39	75	54
	Boeing Co.	6.875%	3/15/39	100	104
	Boeing Co.	5.875%	2/15/40	75	70
	Boeing Co.	5.705%	5/1/40	740	691
	Boeing Co.	3.375%	6/15/46	75	50
	Boeing Co.	3.650%	3/1/47	150	102
	Boeing Co.	3.625%	3/1/48	75	50
	Boeing Co.	3.850%	11/1/48	60	43
	Boeing Co.	3.900%	5/1/49	150	107
	Boeing Co.	3.750%	2/1/50	150	106
	Boeing Co.	5.805%	5/1/50	1,130	1,041
	Boeing Co.	3.825%	3/1/59	200	129
	Boeing Co.	3.950%	8/1/59	75	51
	Boeing Co.	5.930%	5/1/60	735	672
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	75
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	201
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	150
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	99
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	75
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	220
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	146
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	128
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	265
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	236
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	189
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	166
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	130
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	101
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	144
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	114
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	73
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	133
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	115
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	342
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	184
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	334
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	153
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	149
	Canadian National Railway Co.	2.950%	11/21/24	233	229
	Canadian National Railway Co.	6.250%	8/1/34	75	86
	Canadian National Railway Co.	6.200%	6/1/36	75	84
	Canadian National Railway Co.	6.375%	11/15/37	100	114
	Canadian National Railway Co.	2.450%	5/1/50	425	285
	Canadian Pacific Railway Co.	2.050%	3/5/30	200	169
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	116
	Canadian Pacific Railway Co.	2.450%	12/2/31	250	214
	Canadian Pacific Railway Co.	5.950%	5/15/37	450	497
	Canadian Pacific Railway Co.	3.000%	12/2/41	500	393
	Canadian Pacific Railway Co.	3.100%	12/2/51	500	368
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	125
	Carrier Global Corp.	2.242%	2/15/25	400	380
	Carrier Global Corp.	2.493%	2/15/27	250	228
	Carrier Global Corp.	2.722%	2/15/30	600	519
	Carrier Global Corp.	2.700%	2/15/31	85	72
	Carrier Global Corp.	3.377%	4/5/40	300	236
	Carrier Global Corp.	3.577%	4/5/50	400	304
	Caterpillar Financial Services Corp.	0.650%	7/7/23	250	244
	Caterpillar Financial Services Corp.	3.650%	12/7/23	70	71
	Caterpillar Financial Services Corp.	0.950%	1/10/24	200	193
	Caterpillar Financial Services Corp.	2.850%	5/17/24	125	124
	Caterpillar Financial Services Corp.	3.300%	6/9/24	250	250
	Caterpillar Financial Services Corp.	0.600%	9/13/24	200	188
	Caterpillar Financial Services Corp.	2.150%	11/8/24	300	291
	Caterpillar Financial Services Corp.	3.250%	12/1/24	477	476
	Caterpillar Financial Services Corp.	1.450%	5/15/25	100	94
	Caterpillar Financial Services Corp.	0.800%	11/13/25	500	454
	Caterpillar Financial Services Corp.	0.900%	3/2/26	500	454
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	95
	Caterpillar Financial Services Corp.	1.150%	9/14/26	200	180
	Caterpillar Financial Services Corp.	1.700%	1/8/27	200	183
	Caterpillar Inc.	3.400%	5/15/24	150	151
	Caterpillar Inc.	2.600%	9/19/29	200	183
	Caterpillar Inc.	2.600%	4/9/30	120	109
	Caterpillar Inc.	6.050%	8/15/36	100	116
	Caterpillar Inc.	5.200%	5/27/41	150	161
	Caterpillar Inc.	3.803%	8/15/42	243	222
	Caterpillar Inc.	3.250%	9/19/49	200	164
	Caterpillar Inc.	3.250%	4/9/50	200	166
	Caterpillar Inc.	4.750%	5/15/64	100	101
	Cintas Corp. No. 2	3.700%	4/1/27	175	173
	CNH Industrial Capital LLC	1.950%	7/2/23	75	73
	CNH Industrial Capital LLC	4.200%	1/15/24	675	675
	CNH Industrial Capital LLC	1.450%	7/15/26	200	177
	CNH Industrial NV	3.850%	11/15/27	100	94
[2]	Continental Airlines Class A Series 2012-2 Pass Through Trust	4.000%	4/29/26	29	27
	Crane Co.	4.450%	12/15/23	50	50
	Crane Co.	4.200%	3/15/48	125	102
	CSX Corp.	3.400%	8/1/24	62	62
	CSX Corp.	3.350%	11/1/25	150	147
	CSX Corp.	3.250%	6/1/27	150	144
	CSX Corp.	3.800%	3/1/28	350	342
	CSX Corp.	4.250%	3/15/29	200	199
	CSX Corp.	2.400%	2/15/30	172	151
	CSX Corp.	6.220%	4/30/40	152	172
	CSX Corp.	5.500%	4/15/41	225	237
	CSX Corp.	4.750%	5/30/42	210	200
	CSX Corp.	4.100%	3/15/44	150	132

44

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	4.300%	3/1/48	250	229
	CSX Corp.	4.500%	3/15/49	225	210
	CSX Corp.	3.350%	9/15/49	265	207
	CSX Corp.	4.500%	8/1/54	25	23
	CSX Corp.	4.250%	11/1/66	150	127
	CSX Corp.	4.650%	3/1/68	75	68
	Cummins Inc.	0.750%	9/1/25	400	365
	Cummins Inc.	1.500%	9/1/30	300	243
	Cummins Inc.	2.600%	9/1/50	200	137
	Deere & Co.	2.750%	4/15/25	100	98
	Deere & Co.	5.375%	10/16/29	125	135
	Deere & Co.	7.125%	3/3/31	100	120
	Deere & Co.	3.900%	6/9/42	250	234
	Deere & Co.	2.875%	9/7/49	200	157
	Deere & Co.	3.750%	4/15/50	175	160
	Delta Air Lines Class AA Series 2019-1 Pass Through Trust	3.204%	10/25/25	75	72
[2]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	132	116
[5]	Delta Air Lines Inc.	7.000%	5/1/25	293	297
[2,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	200	189
	Dover Corp.	3.150%	11/15/25	200	197
	Dover Corp.	2.950%	11/4/29	75	68
	Eaton Corp.	4.150%	11/2/42	150	135
	Emerson Electric Co.	2.000%	12/21/28	200	177
	Emerson Electric Co.	1.950%	10/15/30	100	84
	Emerson Electric Co.	2.200%	12/21/31	200	169
	Emerson Electric Co.	2.750%	10/15/50	150	108
	Emerson Electric Co.	2.800%	12/21/51	200	146
	FedEx Corp.	3.250%	4/1/26	100	98
	FedEx Corp.	3.100%	8/5/29	200	182
	FedEx Corp.	4.250%	5/15/30	100	97
	FedEx Corp.	3.900%	2/1/35	200	179
	FedEx Corp.	4.100%	4/15/43	75	63
	FedEx Corp.	5.100%	1/15/44	250	241
	FedEx Corp.	4.100%	2/1/45	125	105
	FedEx Corp.	4.750%	11/15/45	250	230
	FedEx Corp.	4.550%	4/1/46	225	202
	FedEx Corp.	4.400%	1/15/47	125	110
	FedEx Corp.	4.050%	2/15/48	200	168
	FedEx Corp.	4.950%	10/17/48	250	238
	FedEx Corp.	5.250%	5/15/50	250	250
	FedEx Corp.	4.500%	2/1/65	60	51
[2]	FedEx Corp. Class AA Series 2020-1 Pass Through Trust	1.875%	8/20/35	460	395
	Fortive Corp.	3.150%	6/15/26	150	142
	Fortive Corp.	4.300%	6/15/46	100	87
	GE Capital Funding LLC	3.450%	5/15/25	445	437
	GE Capital Funding LLC	4.550%	5/15/32	200	193
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	1,670	1,563
	General Dynamics Corp.	1.875%	8/15/23	300	296
	General Dynamics Corp.	2.375%	11/15/24	320	312
	General Dynamics Corp.	3.250%	4/1/25	150	149
	General Dynamics Corp.	3.500%	5/15/25	200	199
	General Dynamics Corp.	3.500%	4/1/27	100	98
	General Dynamics Corp.	2.625%	11/15/27	200	187
	General Dynamics Corp.	3.750%	5/15/28	200	197
	General Dynamics Corp.	3.625%	4/1/30	200	194
	General Dynamics Corp.	4.250%	4/1/40	150	144
	General Dynamics Corp.	3.600%	11/15/42	100	86
	General Electric Co.	3.150%	9/7/22	91	91
	General Electric Co.	6.750%	3/15/32	705	789
	General Electric Co.	5.875%	1/14/38	560	583
	GXO Logistics Inc.	2.650%	7/15/31	250	197
	Honeywell International Inc.	2.300%	8/15/24	425	417
	Honeywell International Inc.	1.350%	6/1/25	275	259
	Honeywell International Inc.	2.500%	11/1/26	50	48
	Honeywell International Inc.	1.100%	3/1/27	250	222
	Honeywell International Inc.	2.700%	8/15/29	100	92
	Honeywell International Inc.	1.950%	6/1/30	1,000	859
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	1.750%	9/1/31	250	207
	Honeywell International Inc.	5.700%	3/15/37	200	227
	Honeywell International Inc.	5.375%	3/1/41	150	162
	Hubbell Inc.	3.350%	3/1/26	75	73
	Hubbell Inc.	3.150%	8/15/27	50	47
	Hubbell Inc.	3.500%	2/15/28	175	168
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	200	193
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	100	98
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	170
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	188
	IDEX Corp.	3.000%	5/1/30	75	65
	Illinois Tool Works Inc.	3.500%	3/1/24	200	201
	Illinois Tool Works Inc.	2.650%	11/15/26	300	287
	Illinois Tool Works Inc.	4.875%	9/15/41	75	77
	Illinois Tool Works Inc.	3.900%	9/1/42	250	221
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	198
[2]	JetBlue Class A Series 2020-1 Pass Through Trust	4.000%	5/15/34	135	124
[2]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	134	113
	John Deere Capital Corp.	0.700%	7/5/23	100	98
	John Deere Capital Corp.	3.650%	10/12/23	50	50
	John Deere Capital Corp.	0.900%	1/10/24	300	290
	John Deere Capital Corp.	2.600%	3/7/24	75	74
	John Deere Capital Corp.	2.650%	6/24/24	75	74
	John Deere Capital Corp.	0.625%	9/10/24	200	189
	John Deere Capital Corp.	2.050%	1/9/25	350	339
	John Deere Capital Corp.	1.250%	1/10/25	500	475
	John Deere Capital Corp.	3.450%	3/13/25	300	301
	John Deere Capital Corp.	3.400%	9/11/25	75	75
	John Deere Capital Corp.	0.700%	1/15/26	300	271
	John Deere Capital Corp.	2.650%	6/10/26	100	96
	John Deere Capital Corp.	1.050%	6/17/26	200	181
	John Deere Capital Corp.	2.250%	9/14/26	125	118
	John Deere Capital Corp.	2.800%	9/8/27	150	143
	John Deere Capital Corp.	3.050%	1/6/28	100	96
	John Deere Capital Corp.	3.450%	3/7/29	50	48
	John Deere Capital Corp.	2.800%	7/18/29	150	138
	John Deere Capital Corp.	2.450%	1/9/30	325	291
	Johnson Controls International plc	3.625%	7/2/24	126	125
	Johnson Controls International plc	3.900%	2/14/26	37	37
	Johnson Controls International plc	6.000%	1/15/36	39	42
	Johnson Controls International plc	4.625%	7/2/44	175	157
	Johnson Controls International plc	5.125%	9/14/45	14	14
	Johnson Controls International plc	4.500%	2/15/47	100	87
	Johnson Controls International plc	4.950%	7/2/64	72	63
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	200	159
	Kansas City Southern	2.875%	11/15/29	100	89
	Kansas City Southern	4.300%	5/15/43	75	65
	Kansas City Southern	4.950%	8/15/45	125	121
	Kansas City Southern	4.700%	5/1/48	225	211
	Kansas City Southern	3.500%	5/1/50	100	78
	Kennametal Inc.	4.625%	6/15/28	120	117
	Keysight Technologies Inc.	4.550%	10/30/24	195	198
	Keysight Technologies Inc.	4.600%	4/6/27	125	125
	Keysight Technologies Inc.	3.000%	10/30/29	100	89
	Kirby Corp.	4.200%	3/1/28	300	279
	L3Harris Technologies Inc.	3.950%	5/28/24	103	103
	L3Harris Technologies Inc.	3.832%	4/27/25	200	198
	L3Harris Technologies Inc.	3.850%	12/15/26	50	49
	L3Harris Technologies Inc.	4.400%	6/15/28	175	172
	L3Harris Technologies Inc.	4.854%	4/27/35	100	98
	L3Harris Technologies Inc.	5.054%	4/27/45	100	97
	Legrand France SA	8.500%	2/15/25	68	75
	Lennox International Inc.	3.000%	11/15/23	100	99
	Lennox International Inc.	1.700%	8/1/27	50	44
	Lockheed Martin Corp.	3.550%	1/15/26	190	190
	Lockheed Martin Corp.	3.900%	6/15/32	100	99
	Lockheed Martin Corp.	3.600%	3/1/35	150	138
	Lockheed Martin Corp.	4.500%	5/15/36	100	100
	Lockheed Martin Corp.	6.150%	9/1/36	300	347

45

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lockheed Martin Corp.	4.070%	12/15/42	270	251
Lockheed Martin Corp.	3.800%	3/1/45	100	88
Lockheed Martin Corp.	4.700%	5/15/46	275	278
Lockheed Martin Corp.	2.800%	6/15/50	175	131
Lockheed Martin Corp.	4.090%	9/15/52	331	308
Lockheed Martin Corp.	4.300%	6/15/62	125	118
Norfolk Southern Corp.	3.850%	1/15/24	75	75
Norfolk Southern Corp.	3.650%	8/1/25	50	50
Norfolk Southern Corp.	2.900%	6/15/26	310	297
Norfolk Southern Corp.	7.800%	5/15/27	60	69
Norfolk Southern Corp.	3.150%	6/1/27	125	119
Norfolk Southern Corp.	3.800%	8/1/28	113	111
Norfolk Southern Corp.	2.550%	11/1/29	200	179
Norfolk Southern Corp.	3.000%	3/15/32	200	181
Norfolk Southern Corp.	4.837%	10/1/41	113	110
Norfolk Southern Corp.	4.450%	6/15/45	75	70
Norfolk Southern Corp.	4.650%	1/15/46	75	72
Norfolk Southern Corp.	4.150%	2/28/48	25	22
Norfolk Southern Corp.	4.100%	5/15/49	73	65
Norfolk Southern Corp.	3.400%	11/1/49	75	59
Norfolk Southern Corp.	3.050%	5/15/50	350	257
Norfolk Southern Corp.	4.050%	8/15/52	239	208
Norfolk Southern Corp.	3.155%	5/15/55	438	319
Norfolk Southern Corp.	4.100%	5/15/21	100	76
Northrop Grumman Corp.	3.250%	8/1/23	150	150
Northrop Grumman Corp.	2.930%	1/15/25	275	269
Northrop Grumman Corp.	3.200%	2/1/27	150	144
Northrop Grumman Corp.	3.250%	1/15/28	100	95
Northrop Grumman Corp.	4.400%	5/1/30	290	290
Northrop Grumman Corp.	5.150%	5/1/40	465	471
Northrop Grumman Corp.	5.050%	11/15/40	150	150
Northrop Grumman Corp.	4.750%	6/1/43	275	264
Northrop Grumman Corp.	4.030%	10/15/47	380	337
Northrop Grumman Corp.	5.250%	5/1/50	310	327
Nvent Finance Sarl	4.550%	4/15/28	100	97
Oshkosh Corp.	4.600%	5/15/28	185	182
Oshkosh Corp.	3.100%	3/1/30	60	51
Otis Worldwide Corp.	2.293%	4/5/27	200	181
Otis Worldwide Corp.	2.565%	2/15/30	300	259
Otis Worldwide Corp.	3.112%	2/15/40	400	310
Otis Worldwide Corp.	3.362%	2/15/50	150	113
PACCAR Financial Corp.	3.400%	8/9/23	100	100
PACCAR Financial Corp.	0.350%	8/11/23	500	485
PACCAR Financial Corp.	2.150%	8/15/24	75	73
PACCAR Financial Corp.	1.800%	2/6/25	60	57
Parker-Hannifin Corp.	2.700%	6/14/24	110	108
Parker-Hannifin Corp.	3.650%	6/15/24	225	224
Parker-Hannifin Corp.	3.300%	11/21/24	290	286
Parker-Hannifin Corp.	3.250%	3/1/27	125	119
Parker-Hannifin Corp.	3.250%	6/14/29	75	69
Parker-Hannifin Corp.	6.250%	5/15/38	150	164
Parker-Hannifin Corp.	4.450%	11/21/44	200	179
Parker-Hannifin Corp.	4.000%	6/14/49	215	182
Precision Castparts Corp.	3.250%	6/15/25	175	174
Precision Castparts Corp.	4.375%	6/15/45	200	191
Quanta Services Inc.	2.900%	10/1/30	400	329
Raytheon Technologies Corp.	3.200%	3/15/24	175	175
Raytheon Technologies Corp.	3.950%	8/16/25	400	402
Raytheon Technologies Corp.	3.500%	3/15/27	300	293
Raytheon Technologies Corp.	3.125%	5/4/27	225	215
Raytheon Technologies Corp.	7.200%	8/15/27	25	28
Raytheon Technologies Corp.	4.125%	11/16/28	750	741
Raytheon Technologies Corp.	2.250%	7/1/30	300	259
Raytheon Technologies Corp.	1.900%	9/1/31	200	164
Raytheon Technologies Corp.	2.375%	3/15/32	200	169
Raytheon Technologies Corp.	5.400%	5/1/35	150	159
Raytheon Technologies Corp.	6.050%	6/1/36	100	113
Raytheon Technologies Corp.	6.125%	7/15/38	50	56
Raytheon Technologies Corp.	4.450%	11/16/38	175	168
Raytheon Technologies Corp.	4.700%	12/15/41	50	48
Raytheon Technologies Corp.	4.500%	6/1/42	675	643
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.800%	12/15/43	65	64
	Raytheon Technologies Corp.	4.150%	5/15/45	200	178
	Raytheon Technologies Corp.	3.750%	11/1/46	200	170
	Raytheon Technologies Corp.	4.350%	4/15/47	250	231
	Raytheon Technologies Corp.	4.050%	5/4/47	300	266
	Raytheon Technologies Corp.	4.625%	11/16/48	350	341
	Raytheon Technologies Corp.	3.125%	7/1/50	300	230
	Raytheon Technologies Corp.	2.820%	9/1/51	200	143
	Raytheon Technologies Corp.	3.030%	3/15/52	200	150
	Republic Services Inc.	2.500%	8/15/24	200	194
	Republic Services Inc.	0.875%	11/15/25	500	451
	Republic Services Inc.	6.200%	3/1/40	175	194
	Republic Services Inc.	5.700%	5/15/41	100	107
	Rockwell Automation Inc.	3.500%	3/1/29	100	96
	Rockwell Automation Inc.	1.750%	8/15/31	200	164
	Rockwell Automation Inc.	4.200%	3/1/49	125	116
	Rockwell Automation Inc.	2.800%	8/15/61	200	131
	Ryder System Inc.	3.750%	6/9/23	225	224
	Ryder System Inc.	3.650%	3/18/24	150	149
	Ryder System Inc.	2.500%	9/1/24	50	48
	Ryder System Inc.	4.625%	6/1/25	193	194
	Ryder System Inc.	2.900%	12/1/26	100	93
	Snap-on Inc.	3.250%	3/1/27	50	49
	Snap-on Inc.	4.100%	3/1/48	75	68
	Snap-on Inc.	3.100%	5/1/50	75	59
	Southwest Airlines Co.	5.250%	5/4/25	1,000	1,020
	Southwest Airlines Co.	3.000%	11/15/26	100	93
	Southwest Airlines Co.	5.125%	6/15/27	475	479
	Southwest Airlines Co.	3.450%	11/16/27	50	47
	Southwest Airlines Co.	2.625%	2/10/30	100	84
[2]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	2/1/24	4	4
[2]	Spirit Airlines Class A Series 2015-1 Pass Through Trust	4.100%	10/1/29	16	15
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	98
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	76
	Stanley Black & Decker Inc.	4.000%	3/15/60	400	348
	Teledyne Technologies Inc.	0.950%	4/1/24	300	284
	Teledyne Technologies Inc.	2.750%	4/1/31	300	251
	Textron Inc.	4.000%	3/15/26	200	198
	Textron Inc.	3.650%	3/15/27	250	242
	Textron Inc.	3.900%	9/17/29	225	212
	Timken Co.	3.875%	9/1/24	100	99
	Timken Co.	4.500%	12/15/28	25	24
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	129
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	375	370
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	75	73
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	225	211
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	75	67
	Trimble Inc.	4.750%	12/1/24	93	93
	Trimble Inc.	4.900%	6/15/28	50	48
	Tyco Electronics Group SA	3.450%	8/1/24	125	125
	Tyco Electronics Group SA	3.125%	8/15/27	200	192
	Tyco Electronics Group SA	2.500%	2/4/32	200	175
	Tyco Electronics Group SA	7.125%	10/1/37	125	156
	Union Pacific Corp.	3.500%	6/8/23	150	150
	Union Pacific Corp.	3.646%	2/15/24	50	50
	Union Pacific Corp.	3.150%	3/1/24	100	99
	Union Pacific Corp.	3.250%	1/15/25	206	205
	Union Pacific Corp.	3.750%	7/15/25	560	560
	Union Pacific Corp.	2.750%	3/1/26	75	72
	Union Pacific Corp.	2.150%	2/5/27	513	476
	Union Pacific Corp.	2.400%	2/5/30	200	177
	Union Pacific Corp.	2.800%	2/14/32	100	89
	Union Pacific Corp.	3.375%	2/1/35	100	89
	Union Pacific Corp.	2.891%	4/6/36	500	414
	Union Pacific Corp.	3.600%	9/15/37	290	259

46

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.250%	2/5/50	200	157
	Union Pacific Corp.	2.950%	3/10/52	250	185
	Union Pacific Corp.	3.500%	2/14/53	250	204
	Union Pacific Corp.	3.875%	2/1/55	100	86
	Union Pacific Corp.	3.950%	8/15/59	100	85
	Union Pacific Corp.	3.839%	3/20/60	386	323
	Union Pacific Corp.	2.973%	9/16/62	325	225
	Union Pacific Corp.	3.799%	4/6/71	535	429
[2]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	47	45
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	62	58
	United Airlines Class A Series 2015-1 Pass Through Trust	3.700%	6/1/24	60	59
[2]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	1/7/30	38	33
[2]	United Airlines Class A Series 2016-2 Pass Through Trust	3.100%	4/7/30	38	32
[2]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	6/1/29	124	114
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	305	274
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	57	52
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	159	148
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	5.875%	4/15/29	584	574
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	91	77
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	166	157
	United Parcel Service Inc.	2.800%	11/15/24	186	184
	United Parcel Service Inc.	3.900%	4/1/25	300	302
	United Parcel Service Inc.	2.400%	11/15/26	399	379
	United Parcel Service Inc.	3.400%	3/15/29	100	96
	United Parcel Service Inc.	2.500%	9/1/29	100	91
	United Parcel Service Inc.	6.200%	1/15/38	173	202
	United Parcel Service Inc.	5.200%	4/1/40	255	270
	United Parcel Service Inc.	4.875%	11/15/40	75	76
	United Parcel Service Inc.	3.625%	10/1/42	100	87
	United Parcel Service Inc.	3.400%	11/15/46	110	91
	United Parcel Service Inc.	4.250%	3/15/49	125	120
	United Parcel Service Inc.	3.400%	9/1/49	200	169
	United Parcel Service Inc.	5.300%	4/1/50	300	330
	Valmont Industries Inc.	5.000%	10/1/44	150	138
	Valmont Industries Inc.	5.250%	10/1/54	75	72
	Waste Connections Inc.	4.250%	12/1/28	51	50
	Waste Connections Inc.	3.500%	5/1/29	200	188
	Waste Connections Inc.	2.600%	2/1/30	139	122
	Waste Connections Inc.	2.200%	1/15/32	200	164
	Waste Connections Inc.	3.050%	4/1/50	75	55
	Waste Connections Inc.	2.950%	1/15/52	200	143
	Waste Management Inc.	0.750%	11/15/25	100	91
	Waste Management Inc.	3.150%	11/15/27	125	120
	Waste Management Inc.	1.500%	3/15/31	200	159
	Waste Management Inc.	2.950%	6/1/41	200	156
	Waste Management Inc.	2.500%	11/15/50	200	136
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	275	274
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	360	344
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	175	168
	WW Grainger Inc.	1.850%	2/15/25	75	71
	WW Grainger Inc.	3.750%	5/15/46	75	64
	WW Grainger Inc.	4.200%	5/15/47	75	69
	Xylem Inc.	3.250%	11/1/26	100	97
	Xylem Inc.	1.950%	1/30/28	100	88
	Xylem Inc.	2.250%	1/30/31	100	83
	Xylem Inc.	4.375%	11/1/46	100	91
					89,316
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Materials (0.8%)
Air Products and Chemicals Inc.	3.350%	7/31/24	500	499
Air Products and Chemicals Inc.	2.050%	5/15/30	200	173
Air Products and Chemicals Inc.	2.700%	5/15/40	200	159
Air Products and Chemicals Inc.	2.800%	5/15/50	200	151
Albemarle Corp.	5.450%	12/1/44	75	72
Amcor Flexibles North America Inc.	3.100%	9/15/26	50	48
Amcor Flexibles North America Inc.	2.630%	6/19/30	125	103
Amcor Flexibles North America Inc.	2.690%	5/25/31	200	163
AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	170
AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	166
ArcelorMittal SA	4.550%	3/11/26	100	99
ArcelorMittal SA	4.250%	7/16/29	100	95
ArcelorMittal SA	7.000%	10/15/39	100	102
ArcelorMittal SA	6.750%	3/1/41	100	99
Avery Dennison Corp.	4.875%	12/6/28	75	75
Barrick Gold Corp.	6.450%	10/15/35	75	83
Barrick North America Finance LLC	5.700%	5/30/41	450	466
Barrick North America Finance LLC	5.750%	5/1/43	150	156
Berry Global Inc.	0.950%	2/15/24	200	189
Berry Global Inc.	1.570%	1/15/26	400	357
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	139
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	592
Cabot Corp.	4.000%	7/1/29	55	51
Carlisle Cos. Inc.	3.500%	12/1/24	50	49
Carlisle Cos. Inc.	3.750%	12/1/27	125	119
Carlisle Cos. Inc.	2.750%	3/1/30	150	126
Celanese US Holdings LLC	3.500%	5/8/24	100	99
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	277
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	167
CF Industries Inc.	5.150%	3/15/34	200	195
CF Industries Inc.	4.950%	6/1/43	300	269
CF Industries Inc.	5.375%	3/15/44	100	93
Dow Chemical Co.	4.550%	11/30/25	10	10
Dow Chemical Co.	4.800%	11/30/28	225	226
Dow Chemical Co.	2.100%	11/15/30	400	329
Dow Chemical Co.	4.250%	10/1/34	106	100
Dow Chemical Co.	9.400%	5/15/39	203	289
Dow Chemical Co.	5.250%	11/15/41	100	99
Dow Chemical Co.	4.625%	10/1/44	200	181
Dow Chemical Co.	5.550%	11/30/48	100	101
DuPont de Nemours Inc.	4.205%	11/15/23	475	478
DuPont de Nemours Inc.	4.493%	11/15/25	350	352
DuPont de Nemours Inc.	4.725%	11/15/28	425	427
DuPont de Nemours Inc.	5.319%	11/15/38	300	297
DuPont de Nemours Inc.	5.419%	11/15/48	475	472
Eastman Chemical Co.	3.800%	3/15/25	200	198
Eastman Chemical Co.	4.800%	9/1/42	225	203
Eastman Chemical Co.	4.650%	10/15/44	150	130
Ecolab Inc.	0.900%	12/15/23	100	97
Ecolab Inc.	2.700%	11/1/26	200	192
Ecolab Inc.	1.650%	2/1/27	100	91
Ecolab Inc.	3.250%	12/1/27	100	97
Ecolab Inc.	4.800%	3/24/30	300	311
Ecolab Inc.	1.300%	1/30/31	500	401
Ecolab Inc.	2.125%	2/1/32	100	84
Ecolab Inc.	2.700%	12/15/51	100	71
Ecolab Inc.	2.750%	8/18/55	100	70
EI du Pont de Nemours and Co.	1.700%	7/15/25	100	94
EI du Pont de Nemours and Co.	2.300%	7/15/30	100	87
Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	148
FMC Corp.	4.100%	2/1/24	250	250
FMC Corp.	3.200%	10/1/26	50	48
FMC Corp.	3.450%	10/1/29	100	91
FMC Corp.	4.500%	10/1/49	100	86
Freeport-McMoRan Inc.	4.550%	11/14/24	100	100
Freeport-McMoRan Inc.	5.000%	9/1/27	200	198
Freeport-McMoRan Inc.	4.125%	3/1/28	100	93
Freeport-McMoRan Inc.	4.375%	8/1/28	100	94
Freeport-McMoRan Inc.	5.250%	9/1/29	100	96
Freeport-McMoRan Inc.	4.250%	3/1/30	100	92

47

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Freeport-McMoRan Inc.	4.625%	8/1/30	200	185
Freeport-McMoRan Inc.	5.400%	11/14/34	100	98
Freeport-McMoRan Inc.	5.450%	3/15/43	400	370
Georgia-Pacific LLC	8.000%	1/15/24	250	265
Georgia-Pacific LLC	7.375%	12/1/25	100	111
Georgia-Pacific LLC	8.875%	5/15/31	250	325
Huntsman International LLC	2.950%	6/15/31	100	83
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	49
International Flavors & Fragrances Inc.	4.375%	6/1/47	90	77
International Flavors & Fragrances Inc.	5.000%	9/26/48	100	93
International Paper Co.	5.000%	9/15/35	100	101
International Paper Co.	7.300%	11/15/39	100	117
International Paper Co.	4.800%	6/15/44	200	185
International Paper Co.	4.400%	8/15/47	200	178
Kinross Gold Corp.	5.950%	3/15/24	75	77
Kinross Gold Corp.	4.500%	7/15/27	25	24
Linde Inc.	2.650%	2/5/25	147	145
Linde Inc.	1.100%	8/10/30	500	401
Linde Inc.	3.550%	11/7/42	50	43
LYB International Finance BV	5.250%	7/15/43	200	187
LYB International Finance III LLC	1.250%	10/1/25	491	444
LYB International Finance III LLC	3.375%	10/1/40	200	153
LYB International Finance III LLC	4.200%	10/15/49	135	110
LYB International Finance III LLC	3.625%	4/1/51	400	296
LyondellBasell Industries NV	4.625%	2/26/55	425	363
Martin Marietta Materials Inc.	0.650%	7/15/23	50	48
Martin Marietta Materials Inc.	4.250%	7/2/24	100	100
Martin Marietta Materials Inc.	3.450%	6/1/27	50	48
Martin Marietta Materials Inc.	3.500%	12/15/27	100	94
Martin Marietta Materials Inc.	2.500%	3/15/30	100	84
Martin Marietta Materials Inc.	2.400%	7/15/31	150	123
Martin Marietta Materials Inc.	4.250%	12/15/47	175	146
Martin Marietta Materials Inc.	3.200%	7/15/51	220	156
Mosaic Co.	4.250%	11/15/23	175	176
Mosaic Co.	4.050%	11/15/27	200	196
Mosaic Co.	5.450%	11/15/33	100	104
Mosaic Co.	4.875%	11/15/41	50	45
Mosaic Co.	5.625%	11/15/43	100	103
Newmont Corp.	2.800%	10/1/29	150	133
Newmont Corp.	2.250%	10/1/30	200	166
Newmont Corp.	2.600%	7/15/32	200	165
Newmont Corp.	5.875%	4/1/35	100	105
Newmont Corp.	6.250%	10/1/39	225	247
Newmont Corp.	5.450%	6/9/44	200	201
Nucor Corp.	2.000%	6/1/25	100	94
Nucor Corp.	3.950%	5/1/28	100	97
Nucor Corp.	2.700%	6/1/30	100	87
Nucor Corp.	3.125%	4/1/32	100	87
Nucor Corp.	2.979%	12/15/55	300	203
Nutrien Ltd.	3.000%	4/1/25	250	244
Nutrien Ltd.	4.000%	12/15/26	50	50
Nutrien Ltd.	2.950%	5/13/30	175	156
Nutrien Ltd.	4.125%	3/15/35	250	232
Nutrien Ltd.	5.625%	12/1/40	275	287
Nutrien Ltd.	4.900%	6/1/43	50	48
Nutrien Ltd.	5.250%	1/15/45	191	190
Nutrien Ltd.	5.000%	4/1/49	100	99
Owens Corning	3.400%	8/15/26	200	191
Owens Corning	3.950%	8/15/29	100	93
Owens Corning	3.875%	6/1/30	50	46
Owens Corning	4.300%	7/15/47	200	164
Owens Corning	4.400%	1/30/48	75	62
Packaging Corp. of America	3.400%	12/15/27	100	96
Packaging Corp. of America	3.000%	12/15/29	140	126
Packaging Corp. of America	4.050%	12/15/49	90	74
Packaging Corp. of America	3.050%	10/1/51	200	142
PPG Industries Inc.	2.400%	8/15/24	200	194
PPG Industries Inc.	2.550%	6/15/30	300	264
Reliance Steel & Aluminum Co.	1.300%	8/15/25	200	182
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Reliance Steel & Aluminum Co.	2.150%	8/15/30	200	162
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	256
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	86
Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	253
Rio Tinto Finance USA plc	4.750%	3/22/42	150	149
Rio Tinto Finance USA plc	4.125%	8/21/42	250	230
Rohm and Haas Co.	7.850%	7/15/29	125	149
RPM International Inc.	3.750%	3/15/27	50	48
RPM International Inc.	4.250%	1/15/48	200	170
Sherwin-Williams Co.	3.125%	6/1/24	325	322
Sherwin-Williams Co.	3.450%	8/1/25	225	221
Sherwin-Williams Co.	3.950%	1/15/26	200	199
Sherwin-Williams Co.	3.450%	6/1/27	100	95
Sherwin-Williams Co.	2.950%	8/15/29	200	179
Sherwin-Williams Co.	2.300%	5/15/30	100	84
Sherwin-Williams Co.	4.000%	12/15/42	100	82
Sherwin-Williams Co.	4.550%	8/1/45	90	79
Sherwin-Williams Co.	4.500%	6/1/47	300	265
Sherwin-Williams Co.	3.300%	5/15/50	100	74
Sherwin-Williams Co.	2.900%	3/15/52	200	137
Sonoco Products Co.	3.125%	5/1/30	105	92
Southern Copper Corp.	3.875%	4/23/25	50	49
Southern Copper Corp.	7.500%	7/27/35	100	118
Southern Copper Corp.	6.750%	4/16/40	325	366
Southern Copper Corp.	5.250%	11/8/42	300	292
Southern Copper Corp.	5.875%	4/23/45	200	207
Steel Dynamics Inc.	2.400%	6/15/25	100	95
Steel Dynamics Inc.	3.450%	4/15/30	125	111
Steel Dynamics Inc.	3.250%	1/15/31	100	87
Steel Dynamics Inc.	3.250%	10/15/50	200	138
Suzano Austria GmbH	6.000%	1/15/29	400	395
Suzano Austria GmbH	5.000%	1/15/30	200	182
Suzano Austria GmbH	3.750%	1/15/31	200	162
Suzano Austria GmbH	3.125%	1/15/32	325	245
Teck Resources Ltd.	3.900%	7/15/30	100	92
Teck Resources Ltd.	6.000%	8/15/40	48	48
Vale Overseas Ltd.	6.250%	8/10/26	200	209
Vale Overseas Ltd.	3.750%	7/8/30	100	87
Vale Overseas Ltd.	8.250%	1/17/34	50	59
Vale Overseas Ltd.	6.875%	11/21/36	310	332
Vale Overseas Ltd.	6.875%	11/10/39	450	479
Vale SA	5.625%	9/11/42	75	70
Vulcan Materials Co.	4.500%	4/1/25	200	203
Vulcan Materials Co.	3.500%	6/1/30	150	135
Vulcan Materials Co.	4.500%	6/15/47	125	111
Westlake Corp.	3.600%	8/15/26	300	292
Westlake Corp.	3.375%	6/15/30	100	90
Westlake Corp.	2.875%	8/15/41	100	71
Westlake Corp.	5.000%	8/15/46	200	189
Westlake Corp.	3.125%	8/15/51	200	139
Westlake Corp.	3.375%	8/15/61	100	68
WestRock MWV LLC	7.950%	2/15/31	250	295
WRKCo Inc.	3.000%	9/15/24	250	244
WRKCo Inc.	4.650%	3/15/26	100	101
WRKCo Inc.	3.375%	9/15/27	250	237
WRKCo Inc.	4.900%	3/15/29	200	201
WRKCo Inc.	3.000%	6/15/33	100	84
				32,427
Real Estate (1.1%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	250
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	175
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	132
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	376
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	104
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	339
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	151
American Campus Communities Operating Partnership LP	3.750%	4/15/23	75	75
American Campus Communities Operating Partnership LP	4.125%	7/1/24	100	100

48

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
American Campus Communities Operating Partnership LP	3.300%	7/15/26	50	49
American Campus Communities Operating Partnership LP	3.625%	11/15/27	75	74
American Campus Communities Operating Partnership LP	2.850%	2/1/30	70	66
American Homes 4 Rent LP	2.375%	7/15/31	200	160
American Homes 4 Rent LP	3.375%	7/15/51	200	137
American Tower Corp.	5.000%	2/15/24	100	101
American Tower Corp.	3.375%	5/15/24	200	197
American Tower Corp.	2.950%	1/15/25	100	97
American Tower Corp.	4.000%	6/1/25	138	136
American Tower Corp.	1.600%	4/15/26	200	179
American Tower Corp.	1.450%	9/15/26	200	175
American Tower Corp.	3.375%	10/15/26	200	189
American Tower Corp.	2.750%	1/15/27	500	457
American Tower Corp.	3.125%	1/15/27	125	116
American Tower Corp.	3.650%	3/15/27	200	190
American Tower Corp.	1.500%	1/31/28	500	416
American Tower Corp.	3.950%	3/15/29	140	130
American Tower Corp.	3.800%	8/15/29	475	436
American Tower Corp.	2.900%	1/15/30	145	124
American Tower Corp.	2.100%	6/15/30	150	120
American Tower Corp.	2.700%	4/15/31	200	165
American Tower Corp.	2.300%	9/15/31	200	158
American Tower Corp.	4.050%	3/15/32	200	182
American Tower Corp.	3.700%	10/15/49	200	151
American Tower Corp.	3.100%	6/15/50	150	104
AvalonBay Communities Inc.	2.850%	3/15/23	25	25
AvalonBay Communities Inc.	4.200%	12/15/23	400	402
AvalonBay Communities Inc.	3.450%	6/1/25	100	98
AvalonBay Communities Inc.	2.950%	5/11/26	150	143
AvalonBay Communities Inc.	2.900%	10/15/26	50	47
AvalonBay Communities Inc.	3.350%	5/15/27	75	72
AvalonBay Communities Inc.	3.200%	1/15/28	75	71
AvalonBay Communities Inc.	2.050%	1/15/32	300	248
AvalonBay Communities Inc.	3.900%	10/15/46	50	43
AvalonBay Communities Inc.	4.350%	4/15/48	60	55
Boston Properties LP	3.125%	9/1/23	275	273
Boston Properties LP	3.200%	1/15/25	111	108
Boston Properties LP	3.650%	2/1/26	100	97
Boston Properties LP	2.750%	10/1/26	50	47
Boston Properties LP	3.400%	6/21/29	400	358
Boston Properties LP	2.900%	3/15/30	400	338
Brandywine Operating Partnership LP	3.950%	11/15/27	100	94
Brixmor Operating Partnership LP	3.650%	6/15/24	50	49
Brixmor Operating Partnership LP	3.850%	2/1/25	125	123
Brixmor Operating Partnership LP	4.125%	6/15/26	200	196
Brixmor Operating Partnership LP	3.900%	3/15/27	75	72
Brixmor Operating Partnership LP	4.125%	5/15/29	533	496
Brixmor Operating Partnership LP	4.050%	7/1/30	250	225
Camden Property Trust	3.150%	7/1/29	50	46
Camden Property Trust	2.800%	5/15/30	265	234
Camden Property Trust	3.350%	11/1/49	120	94
CBRE Services Inc.	4.875%	3/1/26	125	126
CBRE Services Inc.	2.500%	4/1/31	200	161
Corporate Office Properties LP	2.000%	1/15/29	350	282
Crown Castle International Corp.	3.150%	7/15/23	150	148
Crown Castle International Corp.	3.200%	9/1/24	250	245
Crown Castle International Corp.	1.350%	7/15/25	100	91
Crown Castle International Corp.	4.450%	2/15/26	250	248
Crown Castle International Corp.	3.700%	6/15/26	175	169
Crown Castle International Corp.	2.900%	3/15/27	200	185
Crown Castle International Corp.	3.650%	9/1/27	325	307
Crown Castle International Corp.	3.800%	2/15/28	425	401
Crown Castle International Corp.	3.100%	11/15/29	100	88
Crown Castle International Corp.	3.300%	7/1/30	115	101
Crown Castle International Corp.	2.250%	1/15/31	200	162
Crown Castle International Corp.	2.500%	7/15/31	200	164
Crown Castle International Corp.	2.900%	4/1/41	500	362
Crown Castle International Corp.	4.750%	5/15/47	95	86
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Crown Castle International Corp.	5.200%	2/15/49	75	72
Crown Castle International Corp.	4.150%	7/1/50	100	83
Crown Castle International Corp.	3.250%	1/15/51	200	144
CubeSmart LP	4.000%	11/15/25	50	49
CubeSmart LP	3.125%	9/1/26	100	95
CubeSmart LP	2.250%	12/15/28	200	171
CubeSmart LP	4.375%	2/15/29	50	48
CubeSmart LP	2.000%	2/15/31	75	60
CubeSmart LP	2.500%	2/15/32	200	162
Digital Realty Trust LP	4.450%	7/15/28	370	359
Digital Realty Trust LP	3.600%	7/1/29	175	159
Duke Realty LP	3.250%	6/30/26	175	168
Duke Realty LP	3.375%	12/15/27	160	151
Duke Realty LP	4.000%	9/15/28	50	49
Duke Realty LP	2.875%	11/15/29	70	63
Duke Realty LP	1.750%	7/1/30	200	163
EPR Properties	4.500%	6/1/27	141	128
EPR Properties	3.600%	11/15/31	375	297
Equinix Inc.	2.625%	11/18/24	200	192
Equinix Inc.	1.250%	7/15/25	100	91
Equinix Inc.	1.000%	9/15/25	500	448
Equinix Inc.	1.450%	5/15/26	200	178
Equinix Inc.	2.900%	11/18/26	100	93
Equinix Inc.	1.800%	7/15/27	100	87
Equinix Inc.	1.550%	3/15/28	500	420
Equinix Inc.	3.200%	11/18/29	250	222
Equinix Inc.	2.150%	7/15/30	250	203
Equinix Inc.	2.500%	5/15/31	200	162
Equinix Inc.	3.000%	7/15/50	100	68
ERP Operating LP	3.375%	6/1/25	125	122
ERP Operating LP	2.850%	11/1/26	50	47
ERP Operating LP	3.500%	3/1/28	100	95
ERP Operating LP	4.150%	12/1/28	70	69
ERP Operating LP	3.000%	7/1/29	75	68
ERP Operating LP	2.500%	2/15/30	150	131
ERP Operating LP	4.500%	7/1/44	150	143
ERP Operating LP	4.500%	6/1/45	25	23
ERP Operating LP	4.000%	8/1/47	100	87
Essex Portfolio LP	3.250%	5/1/23	25	25
Essex Portfolio LP	3.875%	5/1/24	50	50
Essex Portfolio LP	3.500%	4/1/25	166	163
Essex Portfolio LP	3.375%	4/15/26	345	333
Essex Portfolio LP	3.625%	5/1/27	100	97
Essex Portfolio LP	4.000%	3/1/29	100	96
Essex Portfolio LP	3.000%	1/15/30	110	97
Essex Portfolio LP	2.650%	3/15/32	105	87
Essex Portfolio LP	4.500%	3/15/48	120	108
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	3.250%	7/15/27	50	47
Federal Realty Investment Trust	3.200%	6/15/29	25	22
Federal Realty Investment Trust	4.500%	12/1/44	150	133
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	100
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	72
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	196
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	171
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	24
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	262
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	154
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	173
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	94
Healthcare Trust of America Holdings LP	3.500%	8/1/26	130	124
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	95

49

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Healthcare Trust of America Holdings LP	3.100%	2/15/30	100	86
Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	388
Healthpeak Properties Inc.	3.400%	2/1/25	81	80
Healthpeak Properties Inc.	3.250%	7/15/26	25	24
Healthpeak Properties Inc.	3.500%	7/15/29	125	115
Healthpeak Properties Inc.	3.000%	1/15/30	200	176
Healthpeak Properties Inc.	6.750%	2/1/41	100	113
Highwoods Realty LP	2.600%	2/1/31	250	206
Host Hotels & Resorts LP	2.900%	12/15/31	275	218
Hudson Pacific Properties LP	3.950%	11/1/27	100	95
Hudson Pacific Properties LP	4.650%	4/1/29	25	24
Hudson Pacific Properties LP	3.250%	1/15/30	60	52
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	168
Invitation Homes Operating Partnership LP	2.700%	1/15/34	200	154
Kilroy Realty LP	3.450%	12/15/24	50	49
Kilroy Realty LP	4.750%	12/15/28	50	49
Kilroy Realty LP	4.250%	8/15/29	104	98
Kilroy Realty LP	3.050%	2/15/30	200	171
Kilroy Realty LP	2.650%	11/15/33	500	388
Kimco Realty Corp.	3.375%	10/15/22	50	50
Kimco Realty Corp.	3.500%	4/15/23	100	100
Kimco Realty Corp.	3.300%	2/1/25	58	57
Kimco Realty Corp.	2.800%	10/1/26	125	117
Kimco Realty Corp.	3.800%	4/1/27	75	72
Kimco Realty Corp.	1.900%	3/1/28	500	433
Kimco Realty Corp.	2.700%	10/1/30	100	86
Kimco Realty Corp.	3.200%	4/1/32	500	437
Kimco Realty Corp.	4.125%	12/1/46	50	41
Kimco Realty Corp.	4.450%	9/1/47	50	44
Kite Realty Group LP	4.000%	10/1/26	200	191
Life Storage LP	3.500%	7/1/26	125	119
Life Storage LP	3.875%	12/15/27	150	143
Life Storage LP	4.000%	6/15/29	25	23
Life Storage LP	2.400%	10/15/31	200	159
LXP Industrial Trust	2.375%	10/1/31	200	155
Mid-America Apartments LP	4.300%	10/15/23	150	151
Mid-America Apartments LP	3.750%	6/15/24	50	50
Mid-America Apartments LP	3.600%	6/1/27	250	240
Mid-America Apartments LP	2.750%	3/15/30	150	131
Mid-America Apartments LP	1.700%	2/15/31	150	119
National Retail Properties Inc.	3.500%	10/15/27	350	328
National Retail Properties Inc.	4.300%	10/15/28	25	24
National Retail Properties Inc.	2.500%	4/15/30	75	64
National Retail Properties Inc.	4.800%	10/15/48	50	46
National Retail Properties Inc.	3.100%	4/15/50	50	35
Office Properties Income Trust	4.250%	5/15/24	100	97
Office Properties Income Trust	2.400%	2/1/27	207	169
Omega Healthcare Investors Inc.	4.375%	8/1/23	217	217
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	100
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	99
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	99
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	285
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	210
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	203
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	194
Physicians Realty LP	4.300%	3/15/27	100	98
Physicians Realty LP	3.950%	1/15/28	100	95
Physicians Realty LP	2.625%	11/1/31	500	403
Piedmont Operating Partnership LP	3.400%	6/1/23	75	75
Prologis LP	2.125%	4/15/27	105	96
Prologis LP	3.875%	9/15/28	100	97
Prologis LP	4.375%	2/1/29	200	200
Prologis LP	2.250%	4/15/30	155	134
Prologis LP	1.250%	10/15/30	350	278
Prologis LP	4.375%	9/15/48	75	71
Prologis LP	3.000%	4/15/50	140	106
Public Storage	1.500%	11/9/26	225	203
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Public Storage	3.094%	9/15/27	100	95
Public Storage	1.950%	11/9/28	225	195
Public Storage	3.385%	5/1/29	100	93
Public Storage	2.250%	11/9/31	225	186
Realty Income Corp.	4.600%	2/6/24	75	76
Realty Income Corp.	3.875%	7/15/24	50	50
Realty Income Corp.	3.875%	4/15/25	225	224
Realty Income Corp.	4.625%	11/1/25	75	76
Realty Income Corp.	4.125%	10/15/26	125	124
Realty Income Corp.	3.000%	1/15/27	150	142
Realty Income Corp.	3.950%	8/15/27	450	440
Realty Income Corp.	3.650%	1/15/28	190	182
Realty Income Corp.	3.100%	12/15/29	150	136
Realty Income Corp.	1.800%	3/15/33	500	382
Realty Income Corp.	4.650%	3/15/47	175	170
Regency Centers LP	3.600%	2/1/27	25	24
Regency Centers LP	4.125%	3/15/28	75	72
Regency Centers LP	2.950%	9/15/29	100	88
Regency Centers LP	4.400%	2/1/47	200	175
Regency Centers LP	4.650%	3/15/49	75	67
Rexford Industrial Realty LP	2.150%	9/1/31	200	157
Sabra Health Care LP	5.125%	8/15/26	25	24
Sabra Health Care LP	3.900%	10/15/29	150	132
Sabra Health Care LP	3.200%	12/1/31	200	159
Safehold Operating Partnership LP	2.850%	1/15/32	200	160
Simon Property Group LP	3.750%	2/1/24	150	150
Simon Property Group LP	2.000%	9/13/24	145	139
Simon Property Group LP	3.500%	9/1/25	300	293
Simon Property Group LP	3.300%	1/15/26	195	189
Simon Property Group LP	3.250%	11/30/26	75	72
Simon Property Group LP	1.375%	1/15/27	500	438
Simon Property Group LP	3.375%	6/15/27	160	152
Simon Property Group LP	3.375%	12/1/27	100	94
Simon Property Group LP	1.750%	2/1/28	250	213
Simon Property Group LP	2.450%	9/13/29	145	123
Simon Property Group LP	2.650%	7/15/30	200	170
Simon Property Group LP	2.200%	2/1/31	250	203
Simon Property Group LP	2.250%	1/15/32	500	398
Simon Property Group LP	2.650%	2/1/32	100	83
Simon Property Group LP	6.750%	2/1/40	125	141
Simon Property Group LP	4.750%	3/15/42	100	92
Simon Property Group LP	4.250%	11/30/46	100	86
Simon Property Group LP	3.250%	9/13/49	200	145
Simon Property Group LP	3.800%	7/15/50	200	160
SITE Centers Corp.	3.900%	8/15/24	100	98
SITE Centers Corp.	4.250%	2/1/26	70	69
Spirit Realty LP	3.200%	1/15/27	80	74
Spirit Realty LP	2.100%	3/15/28	300	251
Spirit Realty LP	4.000%	7/15/29	60	55
Spirit Realty LP	3.400%	1/15/30	80	69
STORE Capital Corp.	4.500%	3/15/28	75	73
STORE Capital Corp.	4.625%	3/15/29	100	98
Sun Communities Operating LP	2.300%	11/1/28	200	171
Sun Communities Operating LP	4.200%	4/15/32	200	181
Tanger Properties LP	3.125%	9/1/26	175	164
Tanger Properties LP	3.875%	7/15/27	50	47
UDR Inc.	2.950%	9/1/26	150	141
UDR Inc.	3.500%	7/1/27	150	143
UDR Inc.	3.500%	1/15/28	250	235
UDR Inc.	3.200%	1/15/30	60	54
UDR Inc.	3.000%	8/15/31	65	56
UDR Inc.	1.900%	3/15/33	200	151
UDR Inc.	3.100%	11/1/34	65	53
Ventas Realty LP	3.500%	4/15/24	75	74
Ventas Realty LP	3.750%	5/1/24	200	199
Ventas Realty LP	2.650%	1/15/25	75	72
Ventas Realty LP	4.125%	1/15/26	75	74
Ventas Realty LP	3.250%	10/15/26	75	71
Ventas Realty LP	3.850%	4/1/27	50	48
Ventas Realty LP	4.000%	3/1/28	125	120
Ventas Realty LP	3.000%	1/15/30	100	88

50

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ventas Realty LP	4.750%	11/15/30	330	322
Ventas Realty LP	4.875%	4/15/49	80	74
VICI Properties LP	4.750%	2/15/28	200	191
VICI Properties LP	4.950%	2/15/30	200	189
VICI Properties LP	5.125%	5/15/32	200	189
VICI Properties LP	5.625%	5/15/52	100	91
Vornado Realty LP	3.500%	1/15/25	100	97
Welltower Inc.	3.625%	3/15/24	195	193
Welltower Inc.	4.000%	6/1/25	380	378
Welltower Inc.	4.250%	4/1/26	150	149
Welltower Inc.	2.700%	2/15/27	300	277
Welltower Inc.	4.250%	4/15/28	125	121
Welltower Inc.	4.125%	3/15/29	250	236
Welltower Inc.	2.750%	1/15/31	250	210
Welltower Inc.	2.750%	1/15/32	200	167
Welltower Inc.	6.500%	3/15/41	25	28
Welltower Inc.	4.950%	9/1/48	75	71
Weyerhaeuser Co.	4.000%	11/15/29	150	142
Weyerhaeuser Co.	4.000%	4/15/30	200	188
Weyerhaeuser Co.	7.375%	3/15/32	29	34
WP Carey Inc.	4.600%	4/1/24	125	126
WP Carey Inc.	4.000%	2/1/25	50	50
WP Carey Inc.	4.250%	10/1/26	75	74
WP Carey Inc.	3.850%	7/15/29	50	47
WP Carey Inc.	2.250%	4/1/33	500	385
				45,035
Technology (2.5%)
Adobe Inc.	1.900%	2/1/25	20	19
Adobe Inc.	3.250%	2/1/25	175	174
Adobe Inc.	2.150%	2/1/27	180	168
Adobe Inc.	2.300%	2/1/30	260	230
Altera Corp.	4.100%	11/15/23	75	76
Amdocs Ltd.	2.538%	6/15/30	200	170
Analog Devices Inc.	2.950%	4/1/25	85	83
Analog Devices Inc.	3.500%	12/5/26	200	198
Analog Devices Inc.	1.700%	10/1/28	200	176
Analog Devices Inc.	2.800%	10/1/41	200	157
Analog Devices Inc.	2.950%	10/1/51	400	306
Apple Inc.	3.000%	2/9/24	325	324
Apple Inc.	3.450%	5/6/24	75	75
Apple Inc.	2.850%	5/11/24	343	341
Apple Inc.	1.800%	9/11/24	150	145
Apple Inc.	2.750%	1/13/25	275	272
Apple Inc.	1.125%	5/11/25	900	846
Apple Inc.	0.550%	8/20/25	500	459
Apple Inc.	0.700%	2/8/26	500	456
Apple Inc.	3.250%	2/23/26	705	700
Apple Inc.	2.450%	8/4/26	1,450	1,392
Apple Inc.	3.350%	2/9/27	500	497
Apple Inc.	3.200%	5/11/27	775	763
Apple Inc.	2.900%	9/12/27	555	536
Apple Inc.	1.200%	2/8/28	500	437
Apple Inc.	1.400%	8/5/28	475	416
Apple Inc.	2.200%	9/11/29	430	387
Apple Inc.	1.250%	8/20/30	500	411
Apple Inc.	1.650%	2/8/31	500	420
Apple Inc.	1.700%	8/5/31	200	168
Apple Inc.	4.500%	2/23/36	225	234
Apple Inc.	2.375%	2/8/41	500	383
Apple Inc.	3.850%	5/4/43	450	414
Apple Inc.	4.450%	5/6/44	200	199
Apple Inc.	3.450%	2/9/45	225	196
Apple Inc.	4.375%	5/13/45	400	395
Apple Inc.	4.650%	2/23/46	910	941
Apple Inc.	3.850%	8/4/46	375	344
Apple Inc.	4.250%	2/9/47	200	196
Apple Inc.	3.750%	11/13/47	450	405
Apple Inc.	2.650%	5/11/50	515	381
Apple Inc.	2.650%	2/8/51	600	443
Apple Inc.	2.550%	8/20/60	500	343
Apple Inc.	2.800%	2/8/61	400	286
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	2.850%	8/5/61	275	200
	Applied Materials Inc.	3.900%	10/1/25	145	146
	Applied Materials Inc.	3.300%	4/1/27	225	220
	Applied Materials Inc.	1.750%	6/1/30	200	168
	Applied Materials Inc.	5.100%	10/1/35	100	105
	Applied Materials Inc.	5.850%	6/15/41	125	143
	Applied Materials Inc.	4.350%	4/1/47	175	169
	Applied Materials Inc.	2.750%	6/1/50	200	149
	Arrow Electronics Inc.	3.250%	9/8/24	171	167
	Arrow Electronics Inc.	4.000%	4/1/25	50	49
	Arrow Electronics Inc.	3.875%	1/12/28	100	95
	Autodesk Inc.	4.375%	6/15/25	100	101
	Autodesk Inc.	3.500%	6/15/27	75	72
	Autodesk Inc.	2.850%	1/15/30	75	65
	Autodesk Inc.	2.400%	12/15/31	200	163
	Automatic Data Processing Inc.	3.375%	9/15/25	200	200
	Automatic Data Processing Inc.	1.700%	5/15/28	200	180
	Automatic Data Processing Inc.	1.250%	9/1/30	400	327
	Avnet Inc.	4.625%	4/15/26	100	100
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	699
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	139
	Broadcom Inc.	2.250%	11/15/23	200	196
	Broadcom Inc.	3.150%	11/15/25	278	268
[5]	Broadcom Inc.	1.950%	2/15/28	157	134
	Broadcom Inc.	4.110%	9/15/28	428	406
[5]	Broadcom Inc.	4.000%	4/15/29	200	186
	Broadcom Inc.	4.750%	4/15/29	300	292
	Broadcom Inc.	5.000%	4/15/30	250	246
	Broadcom Inc.	4.150%	11/15/30	600	550
[5]	Broadcom Inc.	2.450%	2/15/31	500	402
	Broadcom Inc.	4.300%	11/15/32	400	364
[5]	Broadcom Inc.	3.419%	4/15/33	652	539
[5]	Broadcom Inc.	3.469%	4/15/34	436	354
[5]	Broadcom Inc.	3.187%	11/15/36	50	38
[5]	Broadcom Inc.	4.926%	5/15/37	550	494
[5]	Broadcom Inc.	3.500%	2/15/41	700	528
[5]	Broadcom Inc.	3.750%	2/15/51	500	369
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	97
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	66
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	167
	Cadence Design Systems Inc.	4.375%	10/15/24	100	101
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	97
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	91
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	84
	CGI Inc.	1.450%	9/14/26	100	88
	CGI Inc.	2.300%	9/14/31	100	81
	Cisco Systems Inc.	2.200%	9/20/23	150	149
	Cisco Systems Inc.	3.625%	3/4/24	275	277
	Cisco Systems Inc.	2.950%	2/28/26	100	98
	Cisco Systems Inc.	2.500%	9/20/26	225	216
	Cisco Systems Inc.	5.500%	1/15/40	400	438
	Citrix Systems Inc.	4.500%	12/1/27	50	50
	Citrix Systems Inc.	3.300%	3/1/30	75	73
	Corning Inc.	4.700%	3/15/37	275	259
	Corning Inc.	5.750%	8/15/40	195	205
	Corning Inc.	3.900%	11/15/49	100	80
	Corning Inc.	4.375%	11/15/57	350	288
	Corning Inc.	5.450%	11/15/79	200	181
	Dell Inc.	7.100%	4/15/28	30	33
	Dell Inc.	6.500%	4/15/38	100	100
	Dell International LLC / EMC Corp.	4.000%	7/15/24	100	100
	Dell International LLC / EMC Corp.	5.850%	7/15/25	200	206
	Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,115
	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	250
	Dell International LLC / EMC Corp.	6.100%	7/15/27	100	105
	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	321
	Dell International LLC / EMC Corp.	6.200%	7/15/30	150	156
	Dell International LLC / EMC Corp.	8.100%	7/15/36	173	203
[5]	Dell International LLC / EMC Corp.	3.375%	12/15/41	200	143

51

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC / EMC Corp.	8.350%	7/15/46	105	131
[5]	Dell International LLC / EMC Corp.	3.450%	12/15/51	300	203
	DXC Technology Co.	1.800%	9/15/26	200	177
	DXC Technology Co.	2.375%	9/15/28	200	172
	Equifax Inc.	2.600%	12/1/24	75	72
	Equifax Inc.	2.600%	12/15/25	100	94
	Equifax Inc.	3.100%	5/15/30	120	105
	Equifax Inc.	2.350%	9/15/31	200	160
	Fidelity National Information Services Inc.	0.600%	3/1/24	200	189
	Fidelity National Information Services Inc.	1.150%	3/1/26	500	444
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	171
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	93
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	244
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	146
	Fiserv Inc.	3.800%	10/1/23	200	200
	Fiserv Inc.	2.750%	7/1/24	400	390
	Fiserv Inc.	3.850%	6/1/25	400	396
	Fiserv Inc.	3.200%	7/1/26	700	665
	Fiserv Inc.	2.250%	6/1/27	300	269
	Fiserv Inc.	4.200%	10/1/28	200	193
	Fiserv Inc.	3.500%	7/1/29	600	547
	Fiserv Inc.	2.650%	6/1/30	200	169
	Fiserv Inc.	4.400%	7/1/49	415	358
	Flex Ltd.	4.750%	6/15/25	26	26
	Flex Ltd.	4.875%	6/15/29	50	48
	Global Payments Inc.	1.500%	11/15/24	200	188
	Global Payments Inc.	2.650%	2/15/25	337	321
	Global Payments Inc.	4.800%	4/1/26	150	150
	Global Payments Inc.	2.150%	1/15/27	200	177
	Global Payments Inc.	3.200%	8/15/29	310	271
	Global Payments Inc.	2.900%	5/15/30	200	168
	Global Payments Inc.	2.900%	11/15/31	200	164
	Global Payments Inc.	4.150%	8/15/49	200	156
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	300	303
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	150	144
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	509
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	137
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	159
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	277
	HP Inc.	2.200%	6/17/25	300	283
	HP Inc.	1.450%	6/17/26	200	177
	HP Inc.	3.000%	6/17/27	350	324
	HP Inc.	4.750%	1/15/28	200	198
	HP Inc.	4.000%	4/15/29	200	187
	HP Inc.	3.400%	6/17/30	500	436
	HP Inc.	2.650%	6/17/31	200	161
	HP Inc.	4.200%	4/15/32	200	179
	HP Inc.	5.500%	1/15/33	200	195
	HP Inc.	6.000%	9/15/41	100	101
	Intel Corp.	2.875%	5/11/24	250	249
	Intel Corp.	3.400%	3/25/25	300	299
	Intel Corp.	3.700%	7/29/25	450	452
	Intel Corp.	2.600%	5/19/26	210	203
	Intel Corp.	1.600%	8/12/28	200	175
	Intel Corp.	2.450%	11/15/29	375	335
	Intel Corp.	3.900%	3/25/30	345	338
	Intel Corp.	2.000%	8/12/31	250	209
	Intel Corp.	4.000%	12/15/32	150	148
	Intel Corp.	4.600%	3/25/40	150	147
	Intel Corp.	2.800%	8/12/41	200	152
	Intel Corp.	4.800%	10/1/41	162	162
	Intel Corp.	4.250%	12/15/42	150	139
	Intel Corp.	4.100%	5/19/46	250	228
	Intel Corp.	4.100%	5/11/47	200	182
	Intel Corp.	3.734%	12/8/47	674	571
	Intel Corp.	3.250%	11/15/49	300	234
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	4.750%	3/25/50	400	394
	Intel Corp.	3.050%	8/12/51	250	186
	Intel Corp.	3.100%	2/15/60	300	215
	Intel Corp.	4.950%	3/25/60	155	157
	Intel Corp.	3.200%	8/12/61	200	146
	International Business Machines Corp.	3.375%	8/1/23	450	451
	International Business Machines Corp.	3.625%	2/12/24	450	451
	International Business Machines Corp.	3.000%	5/15/24	600	595
	International Business Machines Corp.	7.000%	10/30/25	300	329
	International Business Machines Corp.	3.450%	2/19/26	285	281
	International Business Machines Corp.	3.300%	5/15/26	700	684
	International Business Machines Corp.	1.700%	5/15/27	265	239
	International Business Machines Corp.	6.220%	8/1/27	75	82
	International Business Machines Corp.	6.500%	1/15/28	75	83
	International Business Machines Corp.	3.500%	5/15/29	750	710
	International Business Machines Corp.	1.950%	5/15/30	265	223
	International Business Machines Corp.	4.150%	5/15/39	400	361
	International Business Machines Corp.	5.600%	11/30/39	48	51
	International Business Machines Corp.	2.850%	5/15/40	165	125
	International Business Machines Corp.	4.000%	6/20/42	358	310
	International Business Machines Corp.	4.250%	5/15/49	500	442
	International Business Machines Corp.	2.950%	5/15/50	165	119
	International Business Machines Corp.	3.430%	2/9/52	100	77
	Intuit Inc.	0.650%	7/15/23	100	97
	Intuit Inc.	0.950%	7/15/25	100	92
	Intuit Inc.	1.350%	7/15/27	100	88
	Intuit Inc.	1.650%	7/15/30	100	82
	Jabil Inc.	3.950%	1/12/28	100	96
	Jabil Inc.	3.600%	1/15/30	100	89
	Jabil Inc.	3.000%	1/15/31	150	125
	Juniper Networks Inc.	3.750%	8/15/29	200	183
	Juniper Networks Inc.	5.950%	3/15/41	25	24
	KLA Corp.	4.650%	11/1/24	250	253
	KLA Corp.	4.100%	3/15/29	150	149
	KLA Corp.	4.650%	7/15/32	200	204
	KLA Corp.	5.000%	3/15/49	75	75
	KLA Corp.	3.300%	3/1/50	150	119
	KLA Corp.	4.950%	7/15/52	200	201
	KLA Corp.	5.250%	7/15/62	200	206
[5]	Kyndryl Holdings Inc.	2.050%	10/15/26	100	85
[5]	Kyndryl Holdings Inc.	2.700%	10/15/28	100	80
[5]	Kyndryl Holdings Inc.	3.150%	10/15/31	100	73
[5]	Kyndryl Holdings Inc.	4.100%	10/15/41	100	66
	Lam Research Corp.	3.800%	3/15/25	145	145
	Lam Research Corp.	3.750%	3/15/26	150	150
	Lam Research Corp.	4.000%	3/15/29	200	197
	Lam Research Corp.	1.900%	6/15/30	250	211
	Lam Research Corp.	4.875%	3/15/49	125	128
	Lam Research Corp.	2.875%	6/15/50	150	110
	Lam Research Corp.	3.125%	6/15/60	100	72
	Leidos Inc.	3.625%	5/15/25	100	98
	Leidos Inc.	4.375%	5/15/30	150	138
	Leidos Inc.	2.300%	2/15/31	200	158
	Marvell Technology Inc.	2.450%	4/15/28	100	87
	Marvell Technology Inc.	4.875%	6/22/28	100	99
	Marvell Technology Inc.	2.950%	4/15/31	100	84

52

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mastercard Inc.	3.375%	4/1/24	300	300
Mastercard Inc.	2.000%	3/3/25	400	386
Mastercard Inc.	2.950%	11/21/26	100	98
Mastercard Inc.	3.300%	3/26/27	200	197
Mastercard Inc.	2.950%	6/1/29	275	258
Mastercard Inc.	3.350%	3/26/30	300	286
Mastercard Inc.	2.000%	11/18/31	200	169
Mastercard Inc.	3.950%	2/26/48	100	92
Mastercard Inc.	3.650%	6/1/49	250	221
Mastercard Inc.	3.850%	3/26/50	200	183
Maxim Integrated Products Inc.	3.450%	6/15/27	100	95
Microchip Technology Inc.	4.250%	9/1/25	200	195
Micron Technology Inc.	4.975%	2/6/26	100	101
Micron Technology Inc.	4.185%	2/15/27	200	196
Micron Technology Inc.	5.327%	2/6/29	150	150
Micron Technology Inc.	4.663%	2/15/30	100	96
Micron Technology Inc.	3.366%	11/1/41	100	73
Micron Technology Inc.	3.477%	11/1/51	100	69
Microsoft Corp.	2.000%	8/8/23	300	297
Microsoft Corp.	2.875%	2/6/24	500	499
Microsoft Corp.	3.125%	11/3/25	632	632
Microsoft Corp.	2.400%	8/8/26	805	776
Microsoft Corp.	3.300%	2/6/27	675	673
Microsoft Corp.	3.500%	2/12/35	325	312
Microsoft Corp.	3.450%	8/8/36	425	401
Microsoft Corp.	4.100%	2/6/37	250	254
Microsoft Corp.	3.700%	8/8/46	1,226	1,144
Microsoft Corp.	2.525%	6/1/50	1,478	1,088
Microsoft Corp.	2.921%	3/17/52	1,364	1,077
Microsoft Corp.	2.675%	6/1/60	594	427
Microsoft Corp.	3.041%	3/17/62	656	511
Moody's Corp.	4.875%	2/15/24	250	255
Moody's Corp.	3.250%	1/15/28	200	189
Moody's Corp.	2.000%	8/19/31	200	163
Moody's Corp.	2.750%	8/19/41	200	146
Moody's Corp.	4.875%	12/17/48	125	122
Moody's Corp.	3.250%	5/20/50	100	74
Moody's Corp.	3.750%	2/25/52	100	82
Moody's Corp.	2.550%	8/18/60	100	62
Moody's Corp.	3.100%	11/29/61	200	138
Motorola Solutions Inc.	4.000%	9/1/24	26	26
Motorola Solutions Inc.	4.600%	2/23/28	125	122
Motorola Solutions Inc.	5.500%	9/1/44	75	70
NetApp Inc.	3.300%	9/29/24	75	74
NetApp Inc.	1.875%	6/22/25	150	140
NetApp Inc.	2.375%	6/22/27	100	91
NetApp Inc.	2.700%	6/22/30	200	168
NVIDIA Corp.	0.584%	6/14/24	250	237
NVIDIA Corp.	3.200%	9/16/26	200	198
NVIDIA Corp.	1.550%	6/15/28	250	219
NVIDIA Corp.	2.850%	4/1/30	300	275
NVIDIA Corp.	2.000%	6/15/31	250	212
NVIDIA Corp.	3.500%	4/1/40	200	175
NVIDIA Corp.	3.500%	4/1/50	405	344
NVIDIA Corp.	3.700%	4/1/60	113	95
NXP BV / NXP Funding LLC	4.875%	3/1/24	200	202
NXP BV / NXP Funding LLC	5.350%	3/1/26	100	102
NXP BV / NXP Funding LLC	5.550%	12/1/28	175	178
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	432
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	178
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	164
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	200	164
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	151
NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	73
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	70
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	2.400%	9/15/23	750	739
	Oracle Corp.	3.400%	7/8/24	450	444
	Oracle Corp.	2.950%	11/15/24	425	412
	Oracle Corp.	2.500%	4/1/25	919	873
	Oracle Corp.	1.650%	3/25/26	500	448
	Oracle Corp.	2.650%	7/15/26	2,361	2,177
	Oracle Corp.	2.800%	4/1/27	500	457
	Oracle Corp.	2.300%	3/25/28	500	430
	Oracle Corp.	2.950%	4/1/30	750	640
	Oracle Corp.	2.875%	3/25/31	700	577
	Oracle Corp.	4.300%	7/8/34	325	285
	Oracle Corp.	3.900%	5/15/35	150	124
	Oracle Corp.	3.850%	7/15/36	250	201
	Oracle Corp.	3.800%	11/15/37	525	408
	Oracle Corp.	6.125%	7/8/39	250	250
	Oracle Corp.	3.600%	4/1/40	605	453
	Oracle Corp.	5.375%	7/15/40	400	364
	Oracle Corp.	3.650%	3/25/41	300	224
	Oracle Corp.	4.500%	7/8/44	250	204
	Oracle Corp.	4.125%	5/15/45	425	324
	Oracle Corp.	4.000%	7/15/46	575	427
	Oracle Corp.	4.000%	11/15/47	475	353
	Oracle Corp.	3.600%	4/1/50	920	642
	Oracle Corp.	3.950%	3/25/51	600	441
	Oracle Corp.	4.375%	5/15/55	150	113
	Oracle Corp.	3.850%	4/1/60	500	345
	Oracle Corp.	4.100%	3/25/61	300	215
	PayPal Holdings Inc.	2.400%	10/1/24	100	98
	PayPal Holdings Inc.	1.650%	6/1/25	200	189
	PayPal Holdings Inc.	2.650%	10/1/26	300	285
	PayPal Holdings Inc.	2.850%	10/1/29	400	362
	PayPal Holdings Inc.	2.300%	6/1/30	200	172
	PayPal Holdings Inc.	4.400%	6/1/32	200	198
	PayPal Holdings Inc.	3.250%	6/1/50	310	234
[5]	Qorvo Inc.	1.750%	12/15/24	100	94
	Qorvo Inc.	4.375%	10/15/29	200	176
	QUALCOMM Inc.	2.900%	5/20/24	172	171
	QUALCOMM Inc.	3.450%	5/20/25	200	200
	QUALCOMM Inc.	3.250%	5/20/27	400	391
	QUALCOMM Inc.	1.300%	5/20/28	378	327
	QUALCOMM Inc.	1.650%	5/20/32	414	335
	QUALCOMM Inc.	4.650%	5/20/35	200	205
	QUALCOMM Inc.	4.800%	5/20/45	275	281
	QUALCOMM Inc.	4.300%	5/20/47	350	335
	QUALCOMM Inc.	3.250%	5/20/50	200	163
	QUALCOMM Inc.	4.500%	5/20/52	200	198
	RELX Capital Inc.	4.000%	3/18/29	100	97
	RELX Capital Inc.	3.000%	5/22/30	150	135
	RELX Capital Inc.	4.750%	5/20/32	100	101
	Roper Technologies Inc.	2.350%	9/15/24	125	121
	Roper Technologies Inc.	1.000%	9/15/25	500	452
	Roper Technologies Inc.	3.850%	12/15/25	100	99
	Roper Technologies Inc.	3.800%	12/15/26	145	142
	Roper Technologies Inc.	1.400%	9/15/27	500	428
	Roper Technologies Inc.	4.200%	9/15/28	175	171
	Roper Technologies Inc.	2.950%	9/15/29	125	110
	Roper Technologies Inc.	2.000%	6/30/30	125	101
	Roper Technologies Inc.	1.750%	2/15/31	500	389
[5]	S&P Global Inc.	2.450%	3/1/27	250	234
[5]	S&P Global Inc.	4.750%	8/1/28	140	142
[5]	S&P Global Inc.	2.700%	3/1/29	250	228
[5]	S&P Global Inc.	4.250%	5/1/29	100	99
	S&P Global Inc.	2.500%	12/1/29	125	111
	S&P Global Inc.	1.250%	8/15/30	400	317
[5]	S&P Global Inc.	2.900%	3/1/32	300	267
	S&P Global Inc.	3.250%	12/1/49	150	118
[5]	S&P Global Inc.	3.700%	3/1/52	200	171
	S&P Global Inc.	2.300%	8/15/60	100	61
[5]	S&P Global Inc.	3.900%	3/1/62	200	170
	salesforce.com Inc.	3.700%	4/11/28	325	321
	salesforce.com Inc.	1.500%	7/15/28	200	175

53

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
salesforce.com Inc.	1.950%	7/15/31	300	255
salesforce.com Inc.	2.700%	7/15/41	250	194
salesforce.com Inc.	2.900%	7/15/51	400	303
salesforce.com Inc.	3.050%	7/15/61	250	184
ServiceNow Inc.	1.400%	9/1/30	400	313
Skyworks Solutions Inc.	1.800%	6/1/26	200	177
Teledyne FLIR LLC	2.500%	8/1/30	100	83
Texas Instruments Inc.	2.625%	5/15/24	25	25
Texas Instruments Inc.	1.375%	3/12/25	200	189
Texas Instruments Inc.	1.125%	9/15/26	200	182
Texas Instruments Inc.	2.900%	11/3/27	94	90
Texas Instruments Inc.	2.250%	9/4/29	100	89
Texas Instruments Inc.	1.750%	5/4/30	210	180
Texas Instruments Inc.	1.900%	9/15/31	150	127
Texas Instruments Inc.	3.875%	3/15/39	142	134
Texas Instruments Inc.	4.150%	5/15/48	300	289
Thomson Reuters Corp.	5.500%	8/15/35	75	77
Thomson Reuters Corp.	5.850%	4/15/40	100	105
Thomson Reuters Corp.	5.650%	11/23/43	100	101
TSMC Arizona Corp.	1.750%	10/25/26	400	367
TSMC Arizona Corp.	3.875%	4/22/27	200	199
TSMC Arizona Corp.	2.500%	10/25/31	200	172
TSMC Arizona Corp.	4.250%	4/22/32	200	198
TSMC Arizona Corp.	3.125%	10/25/41	200	164
TSMC Arizona Corp.	3.250%	10/25/51	200	161
TSMC Arizona Corp.	4.500%	4/22/52	200	197
Verisk Analytics Inc.	4.000%	6/15/25	150	149
Verisk Analytics Inc.	4.125%	3/15/29	400	385
Verisk Analytics Inc.	5.500%	6/15/45	50	50
Verisk Analytics Inc.	3.625%	5/15/50	100	78
Visa Inc.	3.150%	12/14/25	925	913
Visa Inc.	1.900%	4/15/27	200	185
Visa Inc.	0.750%	8/15/27	500	433
Visa Inc.	2.750%	9/15/27	150	143
Visa Inc.	1.100%	2/15/31	400	320
Visa Inc.	4.150%	12/14/35	325	324
Visa Inc.	2.700%	4/15/40	200	161
Visa Inc.	4.300%	12/14/45	725	716
Visa Inc.	3.650%	9/15/47	100	89
Visa Inc.	2.000%	8/15/50	300	199
VMware Inc.	0.600%	8/15/23	200	193
VMware Inc.	4.500%	5/15/25	200	201
VMware Inc.	1.400%	8/15/26	300	266
VMware Inc.	4.650%	5/15/27	100	100
VMware Inc.	3.900%	8/21/27	300	288
VMware Inc.	1.800%	8/15/28	200	166
VMware Inc.	4.700%	5/15/30	500	480
VMware Inc.	2.200%	8/15/31	300	236
Western Digital Corp.	4.750%	2/15/26	500	478
Western Digital Corp.	2.850%	2/1/29	200	163
Western Union Co.	2.850%	1/10/25	108	104
Western Union Co.	1.350%	3/15/26	200	179
Western Union Co.	6.200%	11/17/36	100	100
Western Union Co.	6.200%	6/21/40	35	34
Workday Inc.	3.500%	4/1/27	200	192
Workday Inc.	3.700%	4/1/29	200	187
Workday Inc.	3.800%	4/1/32	300	274
Xilinx Inc.	2.950%	6/1/24	150	149
Xilinx Inc.	2.375%	6/1/30	200	176
				107,985
Utilities (2.3%)
AEP Texas Inc.	3.950%	6/1/28	100	97
AEP Texas Inc.	2.100%	7/1/30	200	166
AEP Texas Inc.	3.800%	10/1/47	50	40
AEP Texas Inc.	3.450%	1/15/50	50	39
AEP Transmission Co. LLC	4.000%	12/1/46	75	67
AEP Transmission Co. LLC	3.750%	12/1/47	100	85
AEP Transmission Co. LLC	3.800%	6/15/49	70	59
AEP Transmission Co. LLC	3.150%	9/15/49	70	53
AEP Transmission Co. LLC	4.500%	6/15/52	200	192
AES Corp.	1.375%	1/15/26	300	265
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AES Corp.	2.450%	1/15/31	300	241
Alabama Power Co.	1.450%	9/15/30	500	407
Alabama Power Co.	6.125%	5/15/38	50	55
Alabama Power Co.	3.850%	12/1/42	25	21
Alabama Power Co.	4.150%	8/15/44	75	67
Alabama Power Co.	3.750%	3/1/45	150	124
Alabama Power Co.	4.300%	1/2/46	250	226
Alabama Power Co.	3.700%	12/1/47	100	84
Alabama Power Co.	4.300%	7/15/48	100	90
Alabama Power Co.	3.450%	10/1/49	550	433
Alabama Power Co.	3.125%	7/15/51	400	300
Alabama Power Co.	3.000%	3/15/52	200	147
Ameren Corp.	2.500%	9/15/24	100	97
Ameren Corp.	3.650%	2/15/26	80	79
Ameren Corp.	1.950%	3/15/27	200	179
Ameren Corp.	3.500%	1/15/31	100	92
Ameren Illinois Co.	3.800%	5/15/28	75	74
Ameren Illinois Co.	3.700%	12/1/47	150	129
Ameren Illinois Co.	3.250%	3/15/50	60	47
American Electric Power Co. Inc.	2.031%	3/15/24	300	290
American Electric Power Co. Inc.	3.200%	11/13/27	75	71
American Electric Power Co. Inc.	4.300%	12/1/28	150	146
American Electric Power Co. Inc.	3.875%	2/15/62	150	117
American Water Capital Corp.	3.400%	3/1/25	125	123
American Water Capital Corp.	2.950%	9/1/27	325	305
American Water Capital Corp.	3.450%	6/1/29	125	117
American Water Capital Corp.	2.800%	5/1/30	100	90
American Water Capital Corp.	6.593%	10/15/37	150	174
American Water Capital Corp.	4.300%	9/1/45	100	89
American Water Capital Corp.	3.750%	9/1/47	100	84
American Water Capital Corp.	4.200%	9/1/48	100	90
American Water Capital Corp.	4.150%	6/1/49	125	110
American Water Capital Corp.	3.450%	5/1/50	100	80
Appalachian Power Co.	3.300%	6/1/27	500	479
Appalachian Power Co.	4.500%	3/1/49	425	378
Appalachian Power Co.	3.700%	5/1/50	100	80
Arizona Public Service Co.	3.150%	5/15/25	100	98
Arizona Public Service Co.	2.950%	9/15/27	50	47
Arizona Public Service Co.	4.500%	4/1/42	225	200
Arizona Public Service Co.	4.350%	11/15/45	125	108
Arizona Public Service Co.	3.750%	5/15/46	125	100
Arizona Public Service Co.	4.250%	3/1/49	100	86
Arizona Public Service Co.	3.500%	12/1/49	60	45
Atmos Energy Corp.	3.000%	6/15/27	100	96
Atmos Energy Corp.	2.625%	9/15/29	50	45
Atmos Energy Corp.	5.500%	6/15/41	200	211
Atmos Energy Corp.	4.150%	1/15/43	100	89
Atmos Energy Corp.	4.125%	10/15/44	50	45
Atmos Energy Corp.	3.375%	9/15/49	400	321
Atmos Energy Corp.	2.850%	2/15/52	200	144
Avangrid Inc.	3.150%	12/1/24	230	225
Avangrid Inc.	3.800%	6/1/29	195	182
Avista Corp.	4.350%	6/1/48	75	70
Baltimore Gas and Electric Co.	2.400%	8/15/26	334	315
Baltimore Gas and Electric Co.	2.250%	6/15/31	100	85
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	82
Baltimore Gas and Electric Co.	3.750%	8/15/47	250	215
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	46
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	62
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	74
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	101
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	100
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	119
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	672
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	110
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	246
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	151
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	139
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	42
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	186
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	183

54

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	200	193
	Black Hills Corp.	4.250%	11/30/23	100	100
	Black Hills Corp.	1.037%	8/23/24	200	187
	Black Hills Corp.	3.950%	1/15/26	75	74
	Black Hills Corp.	3.150%	1/15/27	75	71
	Black Hills Corp.	3.050%	10/15/29	70	62
	Black Hills Corp.	4.350%	5/1/33	75	70
	Black Hills Corp.	4.200%	9/15/46	50	43
	Black Hills Corp.	3.875%	10/15/49	70	56
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	282
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	59
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	67
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	142
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	75
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	163
	CenterPoint Energy Inc.	2.500%	9/1/24	100	97
	CenterPoint Energy Inc.	1.450%	6/1/26	200	180
	CenterPoint Energy Inc.	4.250%	11/1/28	21	20
	CenterPoint Energy Inc.	2.950%	3/1/30	80	71
	CenterPoint Energy Inc.	2.650%	6/1/31	200	171
	CenterPoint Energy Inc.	3.700%	9/1/49	50	40
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	98
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	81
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	269
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	44
	Cleco Corporate Holdings LLC	3.743%	5/1/26	100	97
	Cleco Corporate Holdings LLC	4.973%	5/1/46	125	118
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	231
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	79
	CMS Energy Corp.	3.000%	5/15/26	75	72
	CMS Energy Corp.	3.450%	8/15/27	50	48
	CMS Energy Corp.	4.875%	3/1/44	75	71
	CMS Energy Corp.	4.750%	6/1/50	100	88
	Commonwealth Edison Co.	2.550%	6/15/26	223	214
	Commonwealth Edison Co.	2.950%	8/15/27	75	71
	Commonwealth Edison Co.	2.200%	3/1/30	50	43
	Commonwealth Edison Co.	5.900%	3/15/36	150	168
	Commonwealth Edison Co.	6.450%	1/15/38	175	205
	Commonwealth Edison Co.	4.600%	8/15/43	75	72
	Commonwealth Edison Co.	4.700%	1/15/44	175	171
	Commonwealth Edison Co.	3.700%	3/1/45	75	63
	Commonwealth Edison Co.	3.650%	6/15/46	175	148
	Commonwealth Edison Co.	3.750%	8/15/47	100	86
	Commonwealth Edison Co.	4.000%	3/1/48	150	135
	Commonwealth Edison Co.	4.000%	3/1/49	125	112
	Commonwealth Edison Co.	3.000%	3/1/50	200	153
	Commonwealth Edison Co.	3.850%	3/15/52	200	176
	Connecticut Light and Power Co.	0.750%	12/1/25	500	452
	Connecticut Light and Power Co.	3.200%	3/15/27	50	49
	Connecticut Light and Power Co.	4.300%	4/15/44	150	139
	Connecticut Light and Power Co.	4.000%	4/1/48	160	145
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	516
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	207
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	293
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	83
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	108
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	183
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	345
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	123
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	63
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	349
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	218
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	62
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	108
Constellation Energy Generation LLC	6.250%	10/1/39	360	368
Constellation Energy Generation LLC	5.750%	10/1/41	75	73
Constellation Energy Generation LLC	5.600%	6/15/42	155	148
Consumers Energy Co.	3.375%	8/15/23	275	275
Consumers Energy Co.	3.800%	11/15/28	75	73
Consumers Energy Co.	3.950%	5/15/43	75	67
Consumers Energy Co.	3.250%	8/15/46	50	40
Consumers Energy Co.	3.950%	7/15/47	50	45
Consumers Energy Co.	4.050%	5/15/48	125	114
Consumers Energy Co.	4.350%	4/15/49	80	76
Consumers Energy Co.	3.100%	8/15/50	80	61
Consumers Energy Co.	3.500%	8/1/51	400	334
Consumers Energy Co.	2.500%	5/1/60	100	64
Delmarva Power & Light Co.	3.500%	11/15/23	25	25
Delmarva Power & Light Co.	4.150%	5/15/45	100	89
Dominion Energy Inc.	3.071%	8/15/24	75	73
Dominion Energy Inc.	3.900%	10/1/25	125	125
Dominion Energy Inc.	1.450%	4/15/26	200	181
Dominion Energy Inc.	2.850%	8/15/26	454	431
Dominion Energy Inc.	4.250%	6/1/28	125	123
Dominion Energy Inc.	3.375%	4/1/30	125	114
Dominion Energy Inc.	2.250%	8/15/31	250	206
Dominion Energy Inc.	6.300%	3/15/33	75	82
Dominion Energy Inc.	5.950%	6/15/35	225	240
Dominion Energy Inc.	4.900%	8/1/41	280	268
Dominion Energy Inc.	4.050%	9/15/42	300	257
Dominion Energy Inc.	5.750%	10/1/54	100	93
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	86
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	58
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	140
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	78
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	71
DTE Electric Co.	3.650%	3/15/24	250	252
DTE Electric Co.	3.375%	3/1/25	150	149
DTE Electric Co.	2.250%	3/1/30	200	175
DTE Electric Co.	2.625%	3/1/31	100	89
DTE Electric Co.	4.000%	4/1/43	225	201
DTE Electric Co.	3.700%	6/1/46	50	43
DTE Electric Co.	3.750%	8/15/47	100	87
DTE Electric Co.	3.950%	3/1/49	128	115
DTE Electric Co.	2.950%	3/1/50	150	114
DTE Energy Co.	2.529%	10/1/24	100	97
DTE Energy Co.	1.050%	6/1/25	500	460
DTE Energy Co.	2.850%	10/1/26	300	284
DTE Energy Co.	3.400%	6/15/29	94	86
DTE Energy Co.	2.950%	3/1/30	60	53
Duke Energy Carolinas LLC	2.950%	12/1/26	100	97
Duke Energy Carolinas LLC	3.950%	11/15/28	125	123
Duke Energy Carolinas LLC	6.000%	12/1/28	125	135
Duke Energy Carolinas LLC	2.450%	8/15/29	200	178
Duke Energy Carolinas LLC	2.450%	2/1/30	100	88

55

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	2.550%	4/15/31	200	175
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	109
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	28
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	28
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	156
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	156
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	88
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	85
	Duke Energy Carolinas LLC	3.200%	8/15/49	400	314
	Duke Energy Carolinas LLC	3.550%	3/15/52	200	166
	Duke Energy Corp.	3.750%	4/15/24	325	325
	Duke Energy Corp.	2.650%	9/1/26	80	75
	Duke Energy Corp.	3.150%	8/15/27	300	284
	Duke Energy Corp.	2.450%	6/1/30	100	84
	Duke Energy Corp.	2.550%	6/15/31	200	166
	Duke Energy Corp.	4.800%	12/15/45	125	114
	Duke Energy Corp.	3.750%	9/1/46	405	319
	Duke Energy Corp.	4.200%	6/15/49	400	334
	Duke Energy Corp.	3.500%	6/15/51	200	151
	Duke Energy Corp.	3.250%	1/15/82	200	155
	Duke Energy Florida LLC	3.800%	7/15/28	100	98
	Duke Energy Florida LLC	2.500%	12/1/29	425	378
	Duke Energy Florida LLC	1.750%	6/15/30	100	83
	Duke Energy Florida LLC	2.400%	12/15/31	200	171
	Duke Energy Florida LLC	6.350%	9/15/37	225	258
	Duke Energy Florida LLC	6.400%	6/15/38	200	235
	Duke Energy Florida LLC	3.850%	11/15/42	200	174
	Duke Energy Florida LLC	3.400%	10/1/46	100	79
	Duke Energy Florida LLC	4.200%	7/15/48	200	180
[2]	Duke Energy Florida Project Finance LLC	1.731%	9/1/24	8	7
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	100	94
	Duke Energy Indiana LLC	6.350%	8/15/38	740	839
	Duke Energy Indiana LLC	3.750%	5/15/46	225	191
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	84
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	21
	Duke Energy Progress LLC	3.375%	9/1/23	25	25
	Duke Energy Progress LLC	3.700%	9/1/28	175	170
	Duke Energy Progress LLC	3.450%	3/15/29	125	119
	Duke Energy Progress LLC	2.000%	8/15/31	200	166
	Duke Energy Progress LLC	4.375%	3/30/44	300	279
	Duke Energy Progress LLC	4.150%	12/1/44	100	90
	Duke Energy Progress LLC	3.700%	10/15/46	50	43
	Duke Energy Progress LLC	3.600%	9/15/47	100	83
	Duke Energy Progress LLC	2.900%	8/15/51	434	321
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	100	92
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	92
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	83
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	100	97
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	134	132
	Edison International	3.125%	11/15/22	80	80
	Edison International	5.750%	6/15/27	25	25
	El Paso Electric Co.	6.000%	5/15/35	50	53
	El Paso Electric Co.	5.000%	12/1/44	75	70
	Emera US Finance LP	3.550%	6/15/26	150	144
	Emera US Finance LP	4.750%	6/15/46	245	216
	Enel Chile SA	4.875%	6/12/28	125	120
	Entergy Arkansas LLC	3.500%	4/1/26	50	49
	Entergy Arkansas LLC	2.650%	6/15/51	500	348
	Entergy Corp.	2.950%	9/1/26	200	190
	Entergy Corp.	2.800%	6/15/30	100	86
	Entergy Corp.	3.750%	6/15/50	300	238
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	223	230
	Entergy Louisiana LLC	0.950%	10/1/24	200	188
	Entergy Louisiana LLC	5.400%	11/1/24	382	395
	Entergy Louisiana LLC	2.400%	10/1/26	75	69
	Entergy Louisiana LLC	3.120%	9/1/27	100	95
	Entergy Louisiana LLC	3.050%	6/1/31	100	90
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	4.000%	3/15/33	150	143
	Entergy Louisiana LLC	4.950%	1/15/45	150	142
	Entergy Louisiana LLC	4.200%	9/1/48	200	184
	Entergy Louisiana LLC	4.200%	4/1/50	100	91
	Entergy Louisiana LLC	2.900%	3/15/51	300	217
	Entergy Mississippi LLC	2.850%	6/1/28	125	115
	Entergy Texas Inc.	1.750%	3/15/31	500	406
	Essential Utilities Inc.	3.566%	5/1/29	75	70
	Essential Utilities Inc.	2.704%	4/15/30	100	87
	Essential Utilities Inc.	4.276%	5/1/49	85	74
	Essential Utilities Inc.	3.351%	4/15/50	200	150
	Evergy Inc.	2.450%	9/15/24	200	193
	Evergy Inc.	2.900%	9/15/29	150	132
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	142
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	96
	Evergy Kansas Central Inc.	4.125%	3/1/42	200	179
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	87
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	23
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	77
	Evergy Metro Inc.	2.250%	6/1/30	100	86
	Evergy Metro Inc.	5.300%	10/1/41	100	103
	Evergy Metro Inc.	4.200%	6/15/47	100	90
	Eversource Energy	3.800%	12/1/23	75	75
	Eversource Energy	2.900%	10/1/24	50	49
	Eversource Energy	3.150%	1/15/25	168	164
	Eversource Energy	3.300%	1/15/28	100	94
	Eversource Energy	4.250%	4/1/29	200	195
	Eversource Energy	3.450%	1/15/50	200	154
	Exelon Corp.	3.950%	6/15/25	200	199
	Exelon Corp.	3.400%	4/15/26	200	194
[5]	Exelon Corp.	2.750%	3/15/27	250	234
	Exelon Corp.	4.050%	4/15/30	250	240
	Exelon Corp.	4.950%	6/15/35	225	219
	Exelon Corp.	5.625%	6/15/35	20	21
	Exelon Corp.	5.100%	6/15/45	145	143
	Exelon Corp.	4.450%	4/15/46	175	158
[5]	Exelon Corp.	4.100%	3/15/52	250	215
	Florida Power & Light Co.	3.250%	6/1/24	25	25
	Florida Power & Light Co.	2.850%	4/1/25	300	295
	Florida Power & Light Co.	2.450%	2/3/32	200	174
	Florida Power & Light Co.	5.625%	4/1/34	25	28
	Florida Power & Light Co.	5.960%	4/1/39	375	424
	Florida Power & Light Co.	4.125%	2/1/42	170	160
	Florida Power & Light Co.	4.050%	6/1/42	125	115
	Florida Power & Light Co.	3.800%	12/15/42	75	67
	Florida Power & Light Co.	3.700%	12/1/47	150	132
	Florida Power & Light Co.	3.950%	3/1/48	325	298
	Florida Power & Light Co.	3.150%	10/1/49	555	442
	Florida Power & Light Co.	2.875%	12/4/51	500	375
	Fortis Inc.	3.055%	10/4/26	295	277
	Georgia Power Co.	2.100%	7/30/23	75	74
	Georgia Power Co.	2.200%	9/15/24	225	217
	Georgia Power Co.	3.250%	4/1/26	100	97
	Georgia Power Co.	4.750%	9/1/40	175	159
	Georgia Power Co.	4.300%	3/15/43	100	87
	Gulf Power Co.	3.300%	5/30/27	50	48
	Iberdrola International BV	6.750%	7/15/36	75	87
	Indiana Michigan Power Co.	3.850%	5/15/28	250	242
	Indiana Michigan Power Co.	3.750%	7/1/47	150	123
	Indiana Michigan Power Co.	4.250%	8/15/48	100	88
	Interstate Power and Light Co.	3.250%	12/1/24	202	200
	Interstate Power and Light Co.	4.100%	9/26/28	125	124
	Interstate Power and Light Co.	3.600%	4/1/29	60	57
	Interstate Power and Light Co.	2.300%	6/1/30	100	85
	Interstate Power and Light Co.	6.250%	7/15/39	50	56
	Interstate Power and Light Co.	3.700%	9/15/46	75	61
	ITC Holdings Corp.	3.650%	6/15/24	75	74
	ITC Holdings Corp.	3.350%	11/15/27	100	95
	ITC Holdings Corp.	5.300%	7/1/43	200	201
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	63	64

56

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kentucky Utilities Co.	5.125%	11/1/40	125	125
Kentucky Utilities Co.	4.375%	10/1/45	100	91
Kentucky Utilities Co.	3.300%	6/1/50	200	156
Louisville Gas and Electric Co.	3.300%	10/1/25	75	74
Louisville Gas and Electric Co.	4.250%	4/1/49	170	154
MidAmerican Energy Co.	3.500%	10/15/24	179	179
MidAmerican Energy Co.	3.100%	5/1/27	150	145
MidAmerican Energy Co.	3.650%	4/15/29	200	195
MidAmerican Energy Co.	6.750%	12/30/31	125	147
MidAmerican Energy Co.	5.750%	11/1/35	125	137
MidAmerican Energy Co.	4.800%	9/15/43	100	99
MidAmerican Energy Co.	3.950%	8/1/47	100	89
MidAmerican Energy Co.	4.250%	7/15/49	200	186
Mississippi Power Co.	4.250%	3/15/42	100	88
National Fuel Gas Co.	5.500%	1/15/26	50	50
National Fuel Gas Co.	4.750%	9/1/28	50	49
National Fuel Gas Co.	2.950%	3/1/31	100	81
National Grid USA	5.803%	4/1/35	50	53
National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	775	768
National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	90
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	144
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	98
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	95
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	87
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	78
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	194
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	68
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	400	373
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	93
Nevada Power Co.	3.700%	5/1/29	200	193
Nevada Power Co.	2.400%	5/1/30	75	65
Nevada Power Co.	6.750%	7/1/37	75	87
Nevada Power Co.	3.125%	8/1/50	150	111
NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	300	296
NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	150	151
NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	150	151
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	242
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	261
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	93
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	88
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	420
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	103
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	88
NiSource Inc.	0.950%	8/15/25	500	449
NiSource Inc.	3.490%	5/15/27	250	239
NiSource Inc.	2.950%	9/1/29	200	177
NiSource Inc.	3.600%	5/1/30	200	183
NiSource Inc.	1.700%	2/15/31	500	390
NiSource Inc.	5.950%	6/15/41	77	80
NiSource Inc.	4.800%	2/15/44	125	113
NiSource Inc.	5.650%	2/1/45	100	100
NiSource Inc.	4.375%	5/15/47	250	220
NiSource Inc.	3.950%	3/30/48	200	166
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern States Power Co.	6.250%	6/1/36	75	86
	Northern States Power Co.	6.200%	7/1/37	50	58
	Northern States Power Co.	5.350%	11/1/39	175	188
	Northern States Power Co.	3.400%	8/15/42	105	89
	Northern States Power Co.	4.000%	8/15/45	50	44
	Northern States Power Co.	2.900%	3/1/50	250	188
	Northern States Power Co.	2.600%	6/1/51	100	71
	NSTAR Electric Co.	3.200%	5/15/27	125	121
	NSTAR Electric Co.	3.250%	5/15/29	50	47
	NSTAR Electric Co.	5.500%	3/15/40	75	81
	Oglethorpe Power Corp.	5.950%	11/1/39	50	53
	Oglethorpe Power Corp.	5.375%	11/1/40	175	172
	Ohio Edison Co.	6.875%	7/15/36	100	117
	Ohio Power Co.	4.150%	4/1/48	100	88
	Ohio Power Co.	4.000%	6/1/49	240	207
	Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	73
	Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	92
	Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	45
	Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	63
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	99
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	73
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	49
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	182
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	62
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	160
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	132
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	73
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	39
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	86
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	44
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	176
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	400	311
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	181
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	69
	ONE Gas Inc.	2.000%	5/15/30	100	83
	ONE Gas Inc.	4.658%	2/1/44	125	113
	ONE Gas Inc.	4.500%	11/1/48	75	66
	Pacific Gas and Electric Co.	1.700%	11/15/23	200	192
	Pacific Gas and Electric Co.	3.850%	11/15/23	985	974
	Pacific Gas and Electric Co.	3.450%	7/1/25	200	188
	Pacific Gas and Electric Co.	3.150%	1/1/26	300	273
	Pacific Gas and Electric Co.	3.300%	12/1/27	800	698
	Pacific Gas and Electric Co.	3.000%	6/15/28	200	173
	Pacific Gas and Electric Co.	3.750%	7/1/28	300	265
	Pacific Gas and Electric Co.	4.550%	7/1/30	700	621
	Pacific Gas and Electric Co.	4.500%	7/1/40	500	387
	Pacific Gas and Electric Co.	4.750%	2/15/44	500	382
	Pacific Gas and Electric Co.	4.300%	3/15/45	200	146
	Pacific Gas and Electric Co.	4.950%	7/1/50	800	638
	Pacific Gas and Electric Co.	3.500%	8/1/50	500	334
	PacifiCorp	3.600%	4/1/24	125	125
	PacifiCorp	3.500%	6/15/29	100	95
	PacifiCorp	2.700%	9/15/30	50	44
	PacifiCorp	7.700%	11/15/31	450	551
	PacifiCorp	5.250%	6/15/35	640	654
	PacifiCorp	6.100%	8/1/36	100	110
	PacifiCorp	6.250%	10/15/37	125	140
	PacifiCorp	6.350%	7/15/38	75	85
	PacifiCorp	6.000%	1/15/39	300	329
	PacifiCorp	4.100%	2/1/42	200	178
	PacifiCorp	4.125%	1/15/49	100	89
	PacifiCorp	4.150%	2/15/50	200	179
	PacifiCorp	3.300%	3/15/51	100	78
	PECO Energy Co.	3.900%	3/1/48	75	67
	PECO Energy Co.	2.800%	6/15/50	200	147
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	79
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	150	149
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	100

57

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	250
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	100
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	102
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	46
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	59
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	100	74
	Pinnacle West Capital Corp.	1.300%	6/15/25	200	183
	Potomac Electric Power Co.	6.500%	11/15/37	250	290
	Potomac Electric Power Co.	4.150%	3/15/43	150	136
	PPL Capital Funding Inc.	3.100%	5/15/26	100	95
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	114
	PPL Electric Utilities Corp.	4.125%	6/15/44	50	45
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	138
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	67
	Progress Energy Inc.	7.000%	10/30/31	119	134
	Progress Energy Inc.	6.000%	12/1/39	125	132
	Public Service Co. of Colorado	3.700%	6/15/28	75	74
	Public Service Co. of Colorado	1.900%	1/15/31	100	84
	Public Service Co. of Colorado	1.875%	6/15/31	200	167
	Public Service Co. of Colorado	3.600%	9/15/42	175	150
	Public Service Co. of Colorado	4.100%	6/15/48	75	68
	Public Service Co. of Colorado	2.700%	1/15/51	100	72
	Public Service Co. of New Hampshire	3.500%	11/1/23	50	50
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	63
	Public Service Electric and Gas Co.	3.000%	5/15/25	80	78
	Public Service Electric and Gas Co.	2.250%	9/15/26	250	235
	Public Service Electric and Gas Co.	3.000%	5/15/27	75	72
	Public Service Electric and Gas Co.	3.200%	5/15/29	70	66
	Public Service Electric and Gas Co.	2.450%	1/15/30	50	45
	Public Service Electric and Gas Co.	3.800%	3/1/46	250	219
	Public Service Electric and Gas Co.	3.850%	5/1/49	200	176
	Public Service Electric and Gas Co.	3.150%	1/1/50	200	156
	Public Service Electric and Gas Co.	2.050%	8/1/50	500	313
	Public Service Enterprise Group Inc.	1.600%	8/15/30	500	398
	Puget Energy Inc.	3.650%	5/15/25	400	392
	Puget Energy Inc.	4.100%	6/15/30	100	93
	Puget Sound Energy Inc.	6.274%	3/15/37	125	141
	Puget Sound Energy Inc.	5.757%	10/1/39	125	133
	Puget Sound Energy Inc.	4.300%	5/20/45	100	89
	Puget Sound Energy Inc.	4.223%	6/15/48	125	111
	Puget Sound Energy Inc.	3.250%	9/15/49	90	69
	San Diego Gas & Electric Co.	2.500%	5/15/26	250	238
	San Diego Gas & Electric Co.	1.700%	10/1/30	500	411
	San Diego Gas & Electric Co.	3.000%	3/15/32	100	90
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	94
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	63
	San Diego Gas & Electric Co.	4.150%	5/15/48	75	69
	San Diego Gas & Electric Co.	3.320%	4/15/50	100	78
	San Diego Gas & Electric Co.	3.700%	3/15/52	100	85
	SCE Recovery Funding LLC	2.943%	11/15/44	50	49
	Sempra Energy	3.300%	4/1/25	200	195
	Sempra Energy	3.250%	6/15/27	150	142
	Sempra Energy	3.400%	2/1/28	200	189
	Sempra Energy	3.800%	2/1/38	200	169
	Sempra Energy	6.000%	10/15/39	150	158
	Sempra Energy	4.000%	2/1/48	175	145
	Sempra Energy	4.125%	4/1/52	200	161
	Sierra Pacific Power Co.	2.600%	5/1/26	100	95
	Southern California Edison Co.	3.500%	10/1/23	175	175
	Southern California Edison Co.	1.100%	4/1/24	200	190
	Southern California Edison Co.	3.700%	8/1/25	150	148
	Southern California Edison Co.	3.650%	3/1/28	100	95
	Southern California Edison Co.	4.200%	3/1/29	75	72
	Southern California Edison Co.	6.650%	4/1/29	75	80
	Southern California Edison Co.	2.850%	8/1/29	275	244
	Southern California Edison Co.	2.250%	6/1/30	300	252
	Southern California Edison Co.	2.500%	6/1/31	200	168
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern California Edison Co.	2.750%	2/1/32	130	110
Southern California Edison Co.	5.750%	4/1/35	75	77
Southern California Edison Co.	5.350%	7/15/35	200	199
Southern California Edison Co.	5.625%	2/1/36	125	126
Southern California Edison Co.	5.500%	3/15/40	100	99
Southern California Edison Co.	4.500%	9/1/40	275	244
Southern California Edison Co.	4.050%	3/15/42	208	172
Southern California Edison Co.	3.900%	3/15/43	100	80
Southern California Edison Co.	4.000%	4/1/47	335	272
Southern California Edison Co.	4.125%	3/1/48	350	289
Southern California Edison Co.	4.875%	3/1/49	100	91
Southern California Edison Co.	3.650%	6/1/51	200	156
Southern California Edison Co.	3.450%	2/1/52	200	149
Southern California Gas Co.	2.600%	6/15/26	405	384
Southern California Gas Co.	2.950%	4/15/27	200	190
Southern California Gas Co.	2.550%	2/1/30	150	133
Southern California Gas Co.	3.750%	9/15/42	75	63
Southern California Gas Co.	4.125%	6/1/48	75	66
Southern California Gas Co.	3.950%	2/15/50	70	60
Southern Co.	4.475%	8/1/24	200	201
Southern Co.	3.250%	7/1/26	350	335
Southern Co.	5.113%	8/1/27	200	202
Southern Co.	1.750%	3/15/28	300	257
Southern Co.	4.250%	7/1/36	200	184
Southern Co.	4.400%	7/1/46	360	314
Southern Co.	4.000%	1/15/51	300	268
Southern Co.	3.750%	9/15/51	200	170
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	72
Southern Co. Gas Capital Corp.	1.750%	1/15/31	500	394
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	79
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	43
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	82
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	87
Southern Power Co.	4.150%	12/1/25	100	100
Southern Power Co.	5.150%	9/15/41	100	94
Southern Power Co.	5.250%	7/15/43	50	47
Southern Power Co.	4.950%	12/15/46	75	69
Southwest Gas Corp.	3.700%	4/1/28	50	47
Southwest Gas Corp.	4.050%	3/15/32	200	182
Southwest Gas Corp.	3.800%	9/29/46	75	59
Southwest Gas Corp.	4.150%	6/1/49	25	21
Southwestern Electric Power Co.	2.750%	10/1/26	545	511
Southwestern Electric Power Co.	4.100%	9/15/28	100	97
Southwestern Electric Power Co.	6.200%	3/15/40	75	81
Southwestern Electric Power Co.	3.900%	4/1/45	200	161
Southwestern Electric Power Co.	3.850%	2/1/48	325	263
Southwestern Electric Power Co.	3.250%	11/1/51	200	148
Southwestern Public Service Co.	3.300%	6/15/24	165	164
Southwestern Public Service Co.	4.500%	8/15/41	100	94
Southwestern Public Service Co.	3.400%	8/15/46	275	213
Southwestern Public Service Co.	3.700%	8/15/47	75	62
Southwestern Public Service Co.	4.400%	11/15/48	275	252
Southwestern Public Service Co.	3.750%	6/15/49	75	63
Southwestern Public Service Co.	3.150%	5/1/50	100	77
Tampa Electric Co.	4.100%	6/15/42	50	44
Tampa Electric Co.	4.350%	5/15/44	50	46
Tampa Electric Co.	4.300%	6/15/48	75	68
Tampa Electric Co.	4.450%	6/15/49	125	116
Tampa Electric Co.	3.625%	6/15/50	50	41
Toledo Edison Co.	6.150%	5/15/37	75	83
Tucson Electric Power Co.	3.050%	3/15/25	50	49
Union Electric Co.	3.500%	4/15/24	250	250
Union Electric Co.	2.950%	3/15/30	500	455
Union Electric Co.	2.150%	3/15/32	200	167
Union Electric Co.	8.450%	3/15/39	150	201
Union Electric Co.	3.650%	4/15/45	125	103
Union Electric Co.	4.000%	4/1/48	275	241
Union Electric Co.	3.250%	10/1/49	100	78
Union Electric Co.	3.900%	4/1/52	100	89
Veolia Environnement SA	6.750%	6/1/38	39	46
Virginia Electric and Power Co.	3.450%	2/15/24	50	50

58

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Electric and Power Co.	2.950%	11/15/26	276	263
Virginia Electric and Power Co.	3.500%	3/15/27	250	244
Virginia Electric and Power Co.	3.800%	4/1/28	150	146
Virginia Electric and Power Co.	2.875%	7/15/29	275	252
Virginia Electric and Power Co.	2.300%	11/15/31	200	170
Virginia Electric and Power Co.	2.400%	3/30/32	200	171
Virginia Electric and Power Co.	6.000%	1/15/36	125	138
Virginia Electric and Power Co.	6.000%	5/15/37	150	166
Virginia Electric and Power Co.	6.350%	11/30/37	50	58
Virginia Electric and Power Co.	4.000%	1/15/43	400	351
Virginia Electric and Power Co.	4.450%	2/15/44	475	442
Virginia Electric and Power Co.	4.200%	5/15/45	75	67
Virginia Electric and Power Co.	4.000%	11/15/46	100	88
Virginia Electric and Power Co.	3.800%	9/15/47	100	85
Virginia Electric and Power Co.	4.600%	12/1/48	175	168
Virginia Electric and Power Co.	3.300%	12/1/49	210	167
Virginia Electric and Power Co.	2.950%	11/15/51	200	149
Washington Gas Light Co.	3.796%	9/15/46	100	86
Washington Gas Light Co.	3.650%	9/15/49	30	25
WEC Energy Group Inc.	0.550%	9/15/23	500	483
WEC Energy Group Inc.	3.550%	6/15/25	48	47
WEC Energy Group Inc.	1.375%	10/15/27	500	433
WEC Energy Group Inc.	2.200%	12/15/28	200	175
Wisconsin Electric Power Co.	2.050%	12/15/24	100	96
Wisconsin Electric Power Co.	4.300%	10/15/48	100	92
Wisconsin Power and Light Co.	6.375%	8/15/37	100	114
Wisconsin Power and Light Co.	3.650%	4/1/50	50	41
Xcel Energy Inc.	3.300%	6/1/25	325	319
Xcel Energy Inc.	3.350%	12/1/26	75	72
Xcel Energy Inc.	1.750%	3/15/27	200	179
Xcel Energy Inc.	4.000%	6/15/28	75	73
Xcel Energy Inc.	2.600%	12/1/29	200	176
Xcel Energy Inc.	3.400%	6/1/30	250	230
Xcel Energy Inc.	4.600%	6/1/32	200	199
Xcel Energy Inc.	3.500%	12/1/49	100	79
				95,836
Total Corporate Bonds (Cost $1,267,639)				1,140,727
Sovereign Bonds (3.7%)
African Development Bank	3.000%	9/20/23	275	275
African Development Bank	0.875%	3/23/26	600	552
African Development Bank	0.875%	7/22/26	400	365
Asian Development Bank	0.250%	7/14/23	1,300	1,266
Asian Development Bank	0.250%	10/6/23	600	580
Asian Development Bank	2.625%	1/30/24	1,000	994
Asian Development Bank	0.375%	6/11/24	1,200	1,140
Asian Development Bank	0.625%	10/8/24	700	664
Asian Development Bank	1.500%	10/18/24	500	483
Asian Development Bank	2.000%	1/22/25	300	292
Asian Development Bank	0.625%	4/29/25	700	654
Asian Development Bank	2.875%	5/6/25	405	402
Asian Development Bank	0.375%	9/3/25	1,000	917
Asian Development Bank	0.500%	2/4/26	850	774
Asian Development Bank	2.000%	4/24/26	100	96
Asian Development Bank	2.625%	1/12/27	200	196
Asian Development Bank	1.500%	1/20/27	1,125	1,047
Asian Development Bank	2.375%	8/10/27	275	265
Asian Development Bank	6.220%	8/15/27	100	113
Asian Development Bank	2.500%	11/2/27	673	651
Asian Development Bank	1.250%	6/9/28	210	188
Asian Development Bank	5.820%	6/16/28	148	168
Asian Development Bank	3.125%	9/26/28	130	129
Asian Development Bank	1.750%	9/19/29	200	181
Asian Development Bank	1.875%	1/24/30	200	182
Asian Development Bank	0.750%	10/8/30	500	413
Asian Development Bank	1.500%	3/4/31	500	437
Asian Development Bank	3.125%	4/27/32	400	397
Asian Infrastructure Investment Bank	0.250%	9/29/23	500	483
Asian Infrastructure Investment Bank	2.250%	5/16/24	500	492
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Asian Infrastructure Investment Bank	0.500%	5/28/25	400	370
	Asian Infrastructure Investment Bank	3.375%	6/29/25	200	200
	Asian Infrastructure Investment Bank	0.500%	1/27/26	600	543
	Canada	1.625%	1/22/25	550	531
	Canada	2.875%	4/28/25	520	517
	Canada	0.750%	5/19/26	800	730
	Corp. Andina de Fomento	3.750%	11/23/23	925	929
	Corp. Andina de Fomento	1.250%	10/26/24	300	285
	Corp. Andina de Fomento	2.250%	2/8/27	210	195
	Council of Europe Development Bank	0.250%	10/20/23	500	482
	Council of Europe Development Bank	1.375%	2/27/25	200	191
	Council of Europe Development Bank	3.000%	6/16/25	120	120
	Council of Europe Development Bank	0.875%	9/22/26	200	182
	European Bank for Reconstruction & Development	0.250%	7/10/23	200	195
	European Bank for Reconstruction & Development	1.625%	9/27/24	270	262
	European Bank for Reconstruction & Development	1.500%	2/13/25	100	96
	European Bank for Reconstruction & Development	0.500%	5/19/25	100	93
	European Bank for Reconstruction & Development	0.500%	11/25/25	500	457
	European Bank for Reconstruction & Development	0.500%	1/28/26	500	455
	European Investment Bank	2.875%	8/15/23	800	799
	European Investment Bank	0.250%	9/15/23	1,750	1,694
	European Investment Bank	3.125%	12/14/23	500	501
	European Investment Bank	3.250%	1/29/24	810	813
	European Investment Bank	2.625%	3/15/24	530	526
	European Investment Bank	2.250%	6/24/24	550	541
	European Investment Bank	2.500%	10/15/24	276	273
	European Investment Bank	1.875%	2/10/25	1,050	1,019
	European Investment Bank	1.625%	3/14/25	100	96
	European Investment Bank	0.625%	7/25/25	1,600	1,485
	European Investment Bank	2.750%	8/15/25	800	792
	European Investment Bank	0.375%	12/15/25	2,000	1,821
	European Investment Bank	0.375%	3/26/26	1,000	903
	European Investment Bank	0.750%	10/26/26	450	407
	European Investment Bank	1.375%	3/15/27	600	554
	European Investment Bank	2.375%	5/24/27	225	217
	European Investment Bank	0.625%	10/21/27	500	439
	European Investment Bank	1.625%	10/9/29	125	113
	European Investment Bank	0.875%	5/17/30	200	168
	European Investment Bank	0.750%	9/23/30	500	415
	European Investment Bank	1.250%	2/14/31	500	429
	European Investment Bank	4.875%	2/15/36	325	378
[6]	Export Development Canada	2.625%	2/21/24	250	248
[6]	Export Development Canada	3.000%	5/25/27	450	446
	Export-Import Bank of Korea	3.625%	11/27/23	200	201
	Export-Import Bank of Korea	4.000%	1/14/24	650	658
	Export-Import Bank of Korea	2.625%	5/26/26	200	194
	Export-Import Bank of Korea	1.625%	1/18/27	200	184
	Export-Import Bank of Korea	1.250%	9/21/30	500	412
	Export-Import Bank of Korea	2.125%	1/18/32	200	172
	Export-Import Bank of Korea	2.500%	6/29/41	350	280
	Hydro-Quebec	8.050%	7/7/24	325	354
	Inter-American Development Bank	3.000%	10/4/23	625	625
	Inter-American Development Bank	0.250%	11/15/23	1,000	963
	Inter-American Development Bank	2.625%	1/16/24	150	149
	Inter-American Development Bank	3.000%	2/21/24	900	899
	Inter-American Development Bank	3.250%	7/1/24	600	601
	Inter-American Development Bank	0.500%	9/23/24	600	567
	Inter-American Development Bank	2.125%	1/15/25	1,100	1,075
	Inter-American Development Bank	1.750%	3/14/25	200	193
	Inter-American Development Bank	0.875%	4/3/25	500	471

59

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	7.000%	6/15/25	134	148
	Inter-American Development Bank	0.625%	7/15/25	1,300	1,207
	Inter-American Development Bank	0.875%	4/20/26	500	459
	Inter-American Development Bank	2.000%	6/2/26	750	718
	Inter-American Development Bank	2.000%	7/23/26	100	96
	Inter-American Development Bank	2.375%	7/7/27	450	434
	Inter-American Development Bank	0.625%	9/16/27	800	703
	Inter-American Development Bank	1.125%	7/20/28	300	266
	Inter-American Development Bank	3.125%	9/18/28	875	872
	Inter-American Development Bank	1.125%	1/13/31	350	297
	Inter-American Development Bank	3.875%	10/28/41	200	204
	Inter-American Development Bank	3.200%	8/7/42	100	92
	International Bank for Reconstruction & Development	3.000%	9/27/23	1,125	1,125
	International Bank for Reconstruction & Development	0.250%	11/24/23	700	674
	International Bank for Reconstruction & Development	2.500%	3/19/24	1,100	1,090
	International Bank for Reconstruction & Development	1.500%	8/28/24	695	673
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	740
	International Bank for Reconstruction & Development	1.625%	1/15/25	200	193
	International Bank for Reconstruction & Development	0.625%	4/22/25	1,500	1,402
	International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,381
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,129
	International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,835
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	470
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	480
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	338
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	793
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,327
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	181
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	336
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	662
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	556
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,312
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	188
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	283
	International Finance Corp.	2.875%	7/31/23	575	574
	International Finance Corp.	1.375%	10/16/24	200	193
	International Finance Corp.	0.375%	7/16/25	400	369
	International Finance Corp.	2.125%	4/7/26	600	578
[7]	Israel Government Aid Bond	5.500%	12/4/23	50	52
[7]	Israel Government Aid Bond	5.500%	4/26/24	475	494
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	118
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	300	301
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	100	100
[8]	Japan Bank for International Cooperation	0.375%	9/15/23	600	581
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	400	401
[8]	Japan Bank for International Cooperation	0.500%	4/15/24	500	477
[8]	Japan Bank for International Cooperation	3.000%	5/29/24	500	498
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	200	194
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	330	321
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	400	370
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	432
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	193
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	191
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	195
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	773
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	298
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	350
[8]	Japan Bank for International Cooperation	2.125%	2/16/29	420	388
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	421
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	290
[8]	Japan International Cooperation Agency	3.250%	5/25/27	200	198
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	174
[9]	KFW	0.250%	10/19/23	800	772
[9]	KFW	2.625%	2/28/24	400	397
[9]	KFW	0.250%	3/8/24	700	668
[9]	KFW	1.375%	8/5/24	900	870
[9]	KFW	0.500%	9/20/24	825	780
[9]	KFW	2.500%	11/20/24	1,800	1,777
[9]	KFW	1.250%	1/31/25	1,725	1,648
[9]	KFW	2.000%	5/2/25	150	146
[9]	KFW	0.375%	7/18/25	1,500	1,381
[9]	KFW	0.625%	1/22/26	1,000	916
[9]	KFW	1.000%	10/1/26	1,000	916
[9]	KFW	3.000%	5/20/27	560	556
[9]	KFW	2.875%	4/3/28	500	492
[9]	KFW	1.750%	9/14/29	175	159
[9]	KFW	0.000%	4/18/36	400	254
[9]	KFW	0.000%	6/29/37	200	120
[7]	Kingdom of Jordan AID	3.000%	6/30/25	200	199
	Korea Development Bank	3.750%	1/22/24	500	504
	Korea Development Bank	2.125%	10/1/24	200	195
	Korea Development Bank	0.750%	1/25/25	200	187
	Korea Development Bank	1.375%	4/25/27	200	180
	Korea Development Bank	1.625%	1/19/31	400	337
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	100
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	828
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	371
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	465
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	260
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	241
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	418
	Nordic Investment Bank	2.875%	7/19/23	200	200
	Nordic Investment Bank	2.250%	5/21/24	200	197
	Nordic Investment Bank	0.375%	9/11/25	600	550
	Nordic Investment Bank	0.500%	1/21/26	200	182
[10]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	200
[10]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	96
[10]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	458
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	455
[2]	Oriental Republic of Uruguay	4.500%	8/14/24	303	306
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	152
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	387	392
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	195	244
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	200	183
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	695	696

60

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	370	364
	Province of Alberta	3.350%	11/1/23	375	376
	Province of Alberta	2.950%	1/23/24	300	299
	Province of Alberta	1.875%	11/13/24	450	437
	Province of Alberta	1.000%	5/20/25	485	456
	Province of Alberta	3.300%	3/15/28	250	248
	Province of Alberta	1.300%	7/22/30	500	425
	Province of British Columbia	1.750%	9/27/24	225	219
	Province of British Columbia	2.250%	6/2/26	300	289
	Province of British Columbia	0.900%	7/20/26	300	273
	Province of Manitoba	2.600%	4/16/24	150	149
	Province of Manitoba	2.125%	6/22/26	90	86
	Province of Manitoba	1.500%	10/25/28	350	312
	Province of New Brunswick	3.625%	2/24/28	105	106
	Province of Ontario	3.400%	10/17/23	760	763
	Province of Ontario	3.050%	1/29/24	250	250
	Province of Ontario	3.200%	5/16/24	150	150
	Province of Ontario	2.500%	4/27/26	250	243
	Province of Ontario	2.300%	6/15/26	900	866
	Province of Ontario	3.100%	5/19/27	600	592
	Province of Ontario	2.000%	10/2/29	585	531
	Province of Ontario	1.125%	10/7/30	500	417
	Province of Ontario	1.600%	2/25/31	600	516
	Province of Ontario	1.800%	10/14/31	200	173
	Province of Quebec	1.500%	2/11/25	441	423
	Province of Quebec	0.600%	7/23/25	500	462
	Province of Quebec	2.500%	4/20/26	200	194
	Province of Quebec	2.750%	4/12/27	850	829
	Province of Quebec	7.500%	9/15/29	475	592
	Province of Quebec	1.350%	5/28/30	400	342
	Province of Quebec	1.900%	4/21/31	1,700	1,503
	Republic of Chile	2.250%	10/30/22	175	175
	Republic of Chile	3.125%	1/21/26	485	469
	Republic of Chile	3.240%	2/6/28	460	433
	Republic of Chile	2.450%	1/31/31	200	171
	Republic of Chile	2.550%	7/27/33	650	531
	Republic of Chile	3.500%	1/31/34	400	356
	Republic of Chile	3.500%	1/25/50	675	519
	Republic of Chile	4.000%	1/31/52	200	166
	Republic of Chile	3.100%	1/22/61	500	338
	Republic of Chile	3.250%	9/21/71	200	134
	Republic of Hungary	5.750%	11/22/23	400	408
	Republic of Hungary	5.375%	3/25/24	150	153
	Republic of Hungary	7.625%	3/29/41	240	277
	Republic of Indonesia	4.100%	4/24/28	200	197
	Republic of Indonesia	4.750%	2/11/29	425	429
	Republic of Indonesia	3.400%	9/18/29	200	186
	Republic of Indonesia	2.850%	2/14/30	200	178
	Republic of Indonesia	3.850%	10/15/30	200	190
	Republic of Indonesia	4.350%	1/11/48	725	632
	Republic of Indonesia	3.700%	10/30/49	200	160
	Republic of Indonesia	4.200%	10/15/50	430	370
	Republic of Indonesia	3.050%	3/12/51	400	304
	Republic of Indonesia	4.300%	3/31/52	200	174
	Republic of Indonesia	3.200%	9/23/61	200	141
	Republic of Indonesia	4.450%	4/15/70	200	170
	Republic of Italy	6.875%	9/27/23	590	613
	Republic of Italy	0.875%	5/6/24	500	473
	Republic of Italy	2.375%	10/17/24	475	460
	Republic of Italy	1.250%	2/17/26	500	447
	Republic of Italy	2.875%	10/17/29	400	353
	Republic of Italy	5.375%	6/15/33	475	499
	Republic of Italy	4.000%	10/17/49	500	412
	Republic of Italy	3.875%	5/6/51	400	322
	Republic of Korea	3.875%	9/11/23	200	202
	Republic of Korea	5.625%	11/3/25	100	106
	Republic of Korea	2.750%	1/19/27	1,000	974
	Republic of Korea	2.500%	6/19/29	200	189
	Republic of Korea	1.750%	10/15/31	200	175
	Republic of Korea	3.875%	9/20/48	125	126
	Republic of Panama	4.000%	9/22/24	200	200
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Panama	3.750%	3/16/25	207	205
	Republic of Panama	7.125%	1/29/26	168	182
	Republic of Panama	8.875%	9/30/27	238	280
	Republic of Panama	3.875%	3/17/28	460	439
	Republic of Panama	9.375%	4/1/29	300	366
	Republic of Panama	2.252%	9/29/32	500	391
[2]	Republic of Panama	6.700%	1/26/36	292	315
[2]	Republic of Panama	4.500%	4/16/50	810	662
[2]	Republic of Panama	4.300%	4/29/53	400	315
	Republic of Panama	4.500%	4/1/56	500	399
[2]	Republic of Panama	3.870%	7/23/60	500	355
	Republic of Panama	4.500%	1/19/63	200	155
	Republic of Peru	7.350%	7/21/25	225	243
	Republic of Peru	2.392%	1/23/26	200	186
	Republic of Peru	2.783%	1/23/31	900	766
	Republic of Peru	1.862%	12/1/32	350	267
	Republic of Peru	8.750%	11/21/33	645	817
	Republic of Peru	3.000%	1/15/34	500	410
[2]	Republic of Peru	6.550%	3/14/37	325	354
	Republic of Peru	3.300%	3/11/41	200	151
	Republic of Peru	5.625%	11/18/50	200	208
	Republic of Peru	3.600%	1/15/72	275	186
	Republic of Peru	3.230%	7/28/21	525	323
	Republic of Philippines	9.500%	10/21/24	350	394
	Republic of Philippines	10.625%	3/16/25	100	118
	Republic of Philippines	5.500%	3/30/26	225	235
	Republic of Philippines	3.000%	2/1/28	400	381
	Republic of Philippines	3.750%	1/14/29	400	388
	Republic of Philippines	9.500%	2/2/30	300	388
	Republic of Philippines	2.457%	5/5/30	200	174
	Republic of Philippines	7.750%	1/14/31	400	482
	Republic of Philippines	1.648%	6/10/31	200	160
	Republic of Philippines	1.950%	1/6/32	200	163
	Republic of Philippines	6.375%	1/15/32	200	223
	Republic of Philippines	6.375%	10/23/34	550	616
	Republic of Philippines	3.950%	1/20/40	400	347
	Republic of Philippines	3.700%	3/1/41	400	331
	Republic of Philippines	3.700%	2/2/42	350	289
	Republic of Philippines	2.950%	5/5/45	500	358
	Republic of Philippines	2.650%	12/10/45	200	137
	Republic of Philippines	3.200%	7/6/46	500	373
	Republic of Poland	3.000%	3/17/23	185	184
	Republic of Poland	3.250%	4/6/26	500	485
	State of Israel	2.875%	3/16/26	200	195
	State of Israel	3.250%	1/17/28	300	293
	State of Israel	2.500%	1/15/30	200	183
	State of Israel	2.750%	7/3/30	600	558
	State of Israel	4.500%	1/30/43	200	197
	State of Israel	4.125%	1/17/48	250	231
	State of Israel	3.375%	1/15/50	475	385
	State of Israel	3.875%	7/3/50	400	352
	State of Israel	4.500%	4/3/20	200	182
	Svensk Exportkredit AB	0.500%	11/10/23	200	193
	Svensk Exportkredit AB	0.375%	3/11/24	800	764
	Svensk Exportkredit AB	0.375%	7/30/24	500	473
	Svensk Exportkredit AB	0.625%	10/7/24	200	189
	Svensk Exportkredit AB	0.625%	5/14/25	500	465
	Svensk Exportkredit AB	0.500%	8/26/25	800	736
	Svensk Exportkredit AB	2.250%	3/22/27	200	191
	United Mexican States	3.600%	1/30/25	510	507
	United Mexican States	3.900%	4/27/25	400	400
	United Mexican States	4.125%	1/21/26	445	445
	United Mexican States	4.150%	3/28/27	800	788
	United Mexican States	3.750%	1/11/28	675	646
	United Mexican States	4.500%	4/22/29	950	923
	United Mexican States	3.250%	4/16/30	700	615
	United Mexican States	8.300%	8/15/31	220	275
	United Mexican States	4.750%	4/27/32	300	288
	United Mexican States	7.500%	4/8/33	100	119
	United Mexican States	6.050%	1/11/40	883	865
	United Mexican States	4.280%	8/14/41	700	553

61

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Mexican States	4.750%	3/8/44	765	634
United Mexican States	5.550%	1/21/45	510	467
United Mexican States	4.600%	1/23/46	600	478
United Mexican States	4.350%	1/15/47	760	579
United Mexican States	4.600%	2/10/48	455	360
United Mexican States	4.500%	1/31/50	600	466
United Mexican States	5.000%	4/27/51	600	497
United Mexican States	4.400%	2/12/52	300	225
United Mexican States	3.771%	5/24/61	800	517
United Mexican States	5.750%	10/12/10	342	286
Total Sovereign Bonds (Cost $166,186)				153,758
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	55	55
American Municipal Power Inc. Electric Power & Light Revenue	5.939%	2/15/47	150	175
American Municipal Power Inc. Electric Power & Light Revenue	7.499%	2/15/50	50	66
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	257
Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	75	69
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	100	123
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	319
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	137
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	200	275
Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	79
California GO	3.375%	4/1/25	100	100
California GO	2.650%	4/1/26	75	73
California GO	1.700%	2/1/28	100	90
California GO	3.500%	4/1/28	150	148
California GO	2.500%	10/1/29	70	64
California GO	4.500%	4/1/33	190	195
California GO	7.500%	4/1/34	350	449
California GO	4.600%	4/1/38	300	303
California GO	7.550%	4/1/39	630	855
California GO	7.300%	10/1/39	75	97
California GO	7.350%	11/1/39	675	879
California GO	7.625%	3/1/40	205	277
California GO	7.600%	11/1/40	200	276
California State University College & University Revenue	3.899%	11/1/47	50	47
California State University College & University Revenue	2.975%	11/1/51	140	110
Central Puget Sound Regional Transit Authority Sales & Sales Tax Revenue Bonds	5.491%	11/1/39	50	57
Chicago IL GO	7.045%	1/1/29	35	37
Chicago IL GO, Prere.	7.045%	1/1/23	5	5
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	154
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	76
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	41
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	125	150
Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	129
Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	95
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	95
	Commonwealth of Massachusetts GO	5.456%	12/1/39	150	167
	Commonwealth of Massachusetts GO	2.514%	7/1/41	50	39
	Commonwealth of Massachusetts GO	2.813%	9/1/43	225	177
	Commonwealth of Massachusetts GO	2.900%	9/1/49	100	78
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	57
	Connecticut GO	5.090%	10/1/30	175	183
	Connecticut GO	5.850%	3/15/32	200	224
	Cook County IL GO	6.229%	11/15/34	50	58
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	121
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	55
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	89
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	97
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	104
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	174
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	61
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	55
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	151
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	100
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	226
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	122
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	239	281
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	144	173
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	72	82
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	84
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	175	154
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	163
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	395	316
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	100	84
	Houston TX GO	6.290%	3/1/32	110	123
	Illinois GO	5.100%	6/1/33	1,405	1,414
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	58
	Indiana Finance Authority Appropriations Revenue	3.051%	1/1/51	75	61
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	150	149
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	103

62

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	63
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	216
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	139
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	239
Los Angeles Community College District GO	1.606%	8/1/28	100	89
Los Angeles Community College District GO	1.806%	8/1/30	150	129
Los Angeles Community College District GO	2.106%	8/1/32	100	85
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	84
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	65
Los Angeles Department of Water & Power System Electric Power & Light Revenue	6.574%	7/1/45	100	127
Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	100	130
Louisiana Local Government Environmental Facilities & Community Development Auth Intergovernmental Agreement Revenue	3.615%	2/1/29	150	150
Louisiana Local Government Environmental Facilities & Community Development Auth Intergovernmental Agreement Revenue	4.475%	8/1/39	150	148
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.145%	2/1/33	100	100
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	250	190
Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	50	57
Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	112
Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	42
Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	77
Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	100	82
Metropolitan Government of Nashville & Davidson County TN Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	61
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	536
Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	56
Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	181
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	111
Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	116
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	117
Miami-Dade County FL Water & Sewer Water Revenue	3.490%	10/1/42	75	63
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	67
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	172
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State University College & University Revenue	4.496%	8/15/48	50	49
	Michigan State University College & University Revenue	4.165%	8/15/22	100	84
	Mississippi GO	5.245%	11/1/34	50	54
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	84
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	90
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	253
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	75	58
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.081%	6/15/39	75	67
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	232
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	100	87
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	133
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	516
	New York City Municipal Water Finance Authority Revenue Water Revenue	5.750%	6/15/41	50	59
	New York City Municipal Water Finance Authority Revenue Water Revenue	5.952%	6/15/42	50	61
	New York City Municipal Water Finance Authority Revenue Water Revenue	6.011%	6/15/42	50	61
	New York City Municipal Water Finance Authority Revenue Water Revenue	5.440%	6/15/43	100	115
	New York City Municipal Water Finance Authority Revenue Water Revenue	5.882%	6/15/44	175	212
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	150	164
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	83
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	110
	New York NY GO	5.517%	10/1/37	50	56
	New York NY GO	6.271%	12/1/37	100	119
	New York State Dormitory Authority College & University Revenue	3.142%	7/1/43	260	220
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	50	43
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	111
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	50	41
	New York State Dormitory Authority Lease (Appropriation) Revenue	2.202%	3/15/34	200	163
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	74
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	50	43
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	98
	New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	150	162
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	40

63

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	202
	Ohio State University College & University Revenue	4.910%	6/1/40	100	109
	Ohio State University College & University Revenue	4.800%	6/1/11	100	100
	Ohio State University General Receipts College & University Revenue	3.798%	12/1/46	100	92
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	58
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.879%	12/1/34	75	79
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	171
	Oregon GO	5.762%	6/1/23	40	41
	Oregon GO	5.892%	6/1/27	75	80
[13]	Oregon School Boards Assn. GO	5.528%	6/30/28	50	53
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	122
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	40
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	78
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	83
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	63
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	43
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	39
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	84
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	261
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	101
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	28
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	158
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	107
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	112
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	550	535
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	103
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	74
	Port of Morrow OR Nuclear Revenue	2.543%	9/1/40	100	78
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	117
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	47
	Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	56
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	21
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.587%	1/1/43	75	67
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.820%	1/1/48	50	44
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	4.787%	1/1/48	100	102
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	160
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	148
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	146
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	100	78
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	123
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	134
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	91
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.876%	4/1/32	200	217
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	121
	South Carolina Public Service Authority Nuclear Revenue	2.388%	12/1/23	50	49
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	304
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	217
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	52
	Texas GO	5.517%	4/1/39	180	204
	Texas GO	4.681%	4/1/40	50	52
	Texas GO	3.211%	4/1/44	225	192
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	154
	Texas Transportation Commission GO	2.562%	4/1/42	100	81
	Texas Transportation Commission GO	2.472%	10/1/44	125	94
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	187
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	99
[13]	Tucson AZ COP	2.856%	7/1/47	50	38
	University of California College & University Revenue	0.883%	5/15/25	100	93
	University of California College & University Revenue	3.063%	7/1/25	100	99
	University of California College & University Revenue	1.316%	5/15/27	100	90
	University of California College & University Revenue	1.614%	5/15/30	125	105
	University of California College & University Revenue	5.946%	5/15/45	175	203
	University of California College & University Revenue	3.071%	5/15/51	100	75
	University of California College & University Revenue	4.858%	5/15/12	225	214
	University of California College & University Revenue	4.767%	5/15/15	100	93
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	435

64

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	62
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	98
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	100	98
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	44
	University of Michigan College & University Revenue	2.437%	4/1/40	100	78
	University of Michigan College & University Revenue	2.562%	4/1/50	100	73
	University of Michigan College & University Revenue	4.454%	4/1/22	225	205
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	50
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	250	182
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	107
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	43
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	36
	University of Virginia College & University Revenue	2.256%	9/1/50	335	231
	University of Virginia College & University Revenue	4.179%	9/1/17	50	43
	Utah GO	4.554%	7/1/24	20	20
	Utah GO	3.539%	7/1/25	50	50
	Washington GO	5.140%	8/1/40	150	167
[13]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.846%	11/1/50	50	41
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	55	58
	Wisconsin Appropriations Revenue	3.154%	5/1/27	100	98
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	246
Total Taxable Municipal Bonds (Cost $30,639)					29,412
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[15]	Vanguard Market Liquidity Fund (Cost $19,115)	1.417%	191,206	19,115
Total Investments (100.0%) (Cost $4,599,478)				4,204,889
Other Assets and Liabilities—Net (0.0%)				923
Net Assets (100%)				4,205,812
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2022.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $18,690,000, representing 0.4% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
REMIC—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
65

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,580,363)	4,185,774
Affiliated Issuers (Cost $19,115)	19,115
Total Investments in Securities	4,204,889
Investment in Vanguard	154
Receivables for Investment Securities Sold	50,891
Receivables for Accrued Income	23,326
Receivables for Capital Shares Issued	563
Total Assets	4,279,823
Liabilities
Due to Custodian	202
Payables for Investment Securities Purchased	69,491
Payables for Capital Shares Redeemed	4,078
Payables to Vanguard	240
Total Liabilities	74,011
Net Assets	4,205,812
At June 30, 2022, net assets consisted of:

Paid-in Capital	4,579,892
Total Distributable Earnings (Loss)	(374,080)
Net Assets	4,205,812

Net Assets
Applicable to 395,202,439 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,205,812
Net Asset Value Per Share	$10.64

See accompanying Notes, which are an integral part of the Financial Statements.
66

Total Bond Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Interest[1]	50,025
Total Income	50,025
Expenses
The Vanguard Group—Note B
Investment Advisory Services	948
Management and Administrative	1,858
Marketing and Distribution	181
Custodian Fees	22
Shareholders’ Reports	95
Trustees’ Fees and Expenses	1
Other Expenses	11
Total Expenses	3,116
Net Investment Income	46,909
Realized Net Gain (Loss)
Investment Securities Sold[1]	(15,779)
Futures Contracts	(20)
Realized Net Gain (Loss)	(15,799)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(536,536)
Net Increase (Decrease) in Net Assets Resulting from Operations	(505,426)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $49,000, ($8,000), and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,909	89,752
Realized Net Gain (Loss)	(15,799)	31,221
Change in Unrealized Appreciation (Depreciation)	(536,536)	(207,270)
Net Increase (Decrease) in Net Assets Resulting from Operations	(505,426)	(86,297)
Distributions
Total Distributions	(120,845)	(139,591)
Capital Share Transactions
Issued	270,707	843,843
Issued in Lieu of Cash Distributions	120,845	139,591
Redeemed	(430,697)	(752,865)
Net Increase (Decrease) from Capital Share Transactions	(39,145)	230,569
Total Increase (Decrease)	(665,416)	4,681
Net Assets
Beginning of Period	4,871,228	4,866,547
End of Period	4,205,812	4,871,228

See accompanying Notes, which are an integral part of the Financial Statements.
67

Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.22	$12.81	$12.21	$11.54	$11.86	$11.77
Investment Operations
Net Investment Income[1]	.118	.228	.277	.324	.313	.292
Net Realized and Unrealized Gain (Loss) on Investments	(1.392)	(.454)	.635	.657	(.343)	.119
Total from Investment Operations	(1.274)	(.226)	.912	.981	(.030)	.411
Distributions
Dividends from Net Investment Income	(.226)	(.260)	(.312)	(.311)	(.267)	(.283)
Distributions from Realized Capital Gains	(.080)	(.104)	—	—	(.023)	(.038)
Total Distributions	(.306)	(.364)	(.312)	(.311)	(.290)	(.321)
Net Asset Value, End of Period	$10.64	$12.22	$12.81	$12.21	$11.54	$11.86
Total Return	-10.52%	-1.72%	7.58%	8.67%	-0.21%	3.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,206	$4,871	$4,867	$4,300	$3,535	$3,498
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.11%	1.85%	2.20%	2.72%	2.74%	2.48%
Portfolio Turnover Rate[2]	21%	69%	94%	80%	89%	91%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 5%, 33%, 28%, 19%, 26%, and 24%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Certain of the portfolio’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
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Total Bond Market Index Portfolio
4. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open futures contracts at June 30, 2022.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on
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Total Bond Market Index Portfolio
certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $154,000, representing less than 0.01% of the portfolio’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,748,606	—	2,748,606
Asset-Backed/Commercial Mortgage-Backed Securities	—	113,271	—	113,271
Corporate Bonds	—	1,140,727	—	1,140,727
Sovereign Bonds	—	153,758	—	153,758
Taxable Municipal Bonds	—	29,412	—	29,412
Temporary Cash Investments	19,115	—	—	19,115
Total	19,115	4,185,774	—	4,204,889
D.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,606,843
Gross Unrealized Appreciation	8,610
Gross Unrealized Depreciation	(410,564)
Net Unrealized Appreciation (Depreciation)	(401,954)
E.	During the six months ended June 30, 2022, the portfolio purchased $102,991,000 of investment securities and sold $146,121,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $829,061,000 and $890,919,000, respectively.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $5,199,000 and sales were $13,231,000, resulting in net
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Total Bond Market Index Portfolio
realized loss of $704,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	23,931	68,447
Issued in Lieu of Cash Distributions	10,897	11,623
Redeemed	(38,299)	(61,220)
Net Increase (Decrease) in Shares Outstanding	(3,471)	18,850
At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 30% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
72

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
73

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total Bond Market Index Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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Vanguard Marketing Corporation, Distributor.
Q692GBI 082022

Semiannual Report   |   June 30, 2022
Vanguard Variable Insurance Funds
Growth Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	10
Liquidity Risk Management	11

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2022
Growth Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$675.20	$1.45
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.06	1.76
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.35%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Growth Portfolio
Portfolio Allocation
As of June 30, 2022
Communication Services	10.4%
Consumer Discretionary	13.2
Consumer Staples	2.1
Energy	1.0
Financials	6.2
Health Care	10.8
Industrials	5.8
Information Technology	49.0
Real Estate	1.5
The table reflects the portfolio’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.3%)
Communication Services (9.9%)
*	Alphabet Inc. Class C	29,454	64,429
*	ZoomInfo Technologies Inc. Class A	297,390	9,885
*	Meta Platforms Inc. Class A	56,860	9,169
*	Match Group Inc.	59,528	4,149
			87,632
Consumer Discretionary (12.6%)
*	Amazon.com Inc.	541,649	57,529
*	Tesla Inc.	19,970	13,448
*	Lululemon Athletica Inc.	32,308	8,808
	NIKE Inc. Class B	83,756	8,560
*	Airbnb Inc. Class A	94,772	8,442
	Hilton Worldwide Holdings Inc.	68,292	7,610
*	Etsy Inc.	76,171	5,576
*	Burlington Stores Inc.	12,813	1,746
			111,719
Consumer Staples (2.0%)
	Constellation Brands Inc. Class A	76,672	17,869
Energy (1.0%)
	Schlumberger NV	249,473	8,921
Financials (5.9%)
	S&P Global Inc.	42,478	14,318
	American Express Co.	78,527	10,885
	Blackstone Inc.	95,129	8,679
	Marsh & McLennan Cos. Inc.	51,968	8,068
	Progressive Corp.	51,699	6,011
	Charles Schwab Corp.	66,330	4,191
			52,152
Health Care (10.3%)
	UnitedHealth Group Inc.	48,644	24,985
*	Boston Scientific Corp.	357,503	13,324
*	ABIOMED Inc.	41,819	10,351
	Agilent Technologies Inc.	70,869	8,417
	Zoetis Inc.	45,629	7,843
	Elevance Health Inc.	13,557	6,542
		Shares	Market Value• ($000)
*	Illumina Inc.	32,810	6,049
*	Align Technology Inc.	20,423	4,834
*	Mettler-Toledo International Inc.	3,912	4,494
	Stryker Corp.	21,306	4,238
			91,077
Industrials (5.5%)
	TransUnion	194,096	15,526
	Northrop Grumman Corp.	16,544	7,918
	Equifax Inc.	38,485	7,034
	General Dynamics Corp.	30,506	6,749
	Airbus SE ADR	190,670	4,631
*	Uber Technologies Inc.	224,261	4,588
	IDEX Corp.	12,479	2,267
			48,713
Information Technology (46.7%)
	Microsoft Corp.	377,961	97,072
	Apple Inc.	642,037	87,779
	Mastercard Inc. Class A	130,126	41,052
*	Salesforce Inc.	102,469	16,911
	Fidelity National Information Services Inc.	178,651	16,377
	Global Payments Inc.	142,325	15,747
*	FleetCor Technologies Inc.	74,743	15,704
	NVIDIA Corp.	92,437	14,012
	Visa Inc. Class A	62,648	12,335
*	Autodesk Inc.	57,868	9,951
*	Advanced Micro Devices Inc.	118,554	9,066
	Microchip Technology Inc.	138,115	8,022
*	Adobe Inc.	20,507	7,507
*	Block Inc. (XNYS)	120,674	7,417
	Intuit Inc.	18,375	7,082
	Marvell Technology Inc.	151,578	6,598
*	Avalara Inc.	87,153	6,153
*	Ceridian HCM Holding Inc.	119,913	5,645
*	ServiceNow Inc.	11,082	5,270
*	Okta Inc.	50,453	4,561
	ASML Holding NV GDR (Registered)	8,923	4,246
*	nCino Inc.	134,112	4,147
*	MongoDB Inc. Class A	14,396	3,736
*	Snowflake Inc. Class A	26,576	3,696
		Shares	Market Value• ($000)
	Monolithic Power Systems Inc.	9,247	3,551
			413,637
Real Estate (1.4%)
	American Tower Corp.	31,747	8,114
	Equinix Inc.	6,463	4,247
			12,361
Total Common Stocks (Cost $907,137)			844,081
Temporary Cash Investments (4.5%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 1.417%	12	1
		Face Amount ($000)
Repurchase Agreement (4.5%)
	Bank of America Securities, LLC 1.550%, 7/1/22 (Dated 6/30/22, Repurchase Value $39,402,000, collateralized by Fannie Mae 2.500%, 12/1/51, with a value of $40,188,000)	39,400	39,400
Total Temporary Cash Investments (Cost $39,401)			39,401
Total Investments (99.8%) (Cost $946,538)			883,482
Other Assets and Liabilities—Net (0.2%)			1,945
Net Assets (100%)			885,427
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $946,537)	883,481
Affiliated Issuers (Cost $1)	1
Total Investments in Securities	883,482
Investment in Vanguard	35
Cash	74
Receivables for Investment Securities Sold	2,041
Receivables for Accrued Income	230
Receivables for Capital Shares Issued	482
Total Assets	886,344
Liabilities
Payables to Investment Advisor	223
Payables for Capital Shares Redeemed	600
Payables to Vanguard	94
Total Liabilities	917
Net Assets	885,427
At June 30, 2022, net assets consisted of:

Paid-in Capital	953,892
Total Distributable Earnings (Loss)	(68,465)
Net Assets	885,427

Net Assets
Applicable to 48,211,895 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	885,427
Net Asset Value Per Share	$18.37

See accompanying Notes, which are an integral part of the Financial Statements.
4

Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	2,574
Interest	44
Securities Lending—Net	6
Total Income	2,624
Expenses
Investment Advisory Fees—Note B
Basic Fee	811
Performance Adjustment	(290)
The Vanguard Group—Note C
Management and Administrative	1,282
Marketing and Distribution	38
Custodian Fees	4
Shareholders’ Reports	9
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	1,858
Net Investment Income	766
Realized Net Gain (Loss) on Investment Securities Sold[2]	1,958
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	(432,449)
Net Increase (Decrease) in Net Assets Resulting from Operations	(429,725)
1	Dividends are net of foreign withholding taxes of $27,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	766	(462)
Realized Net Gain (Loss)	1,958	332,836
Change in Unrealized Appreciation (Depreciation)	(432,449)	(122,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	(429,725)	210,106
Distributions
Total Distributions	(339,141)	(116,517)
Capital Share Transactions
Issued	76,694	105,002
Issued in Lieu of Cash Distributions	339,141	116,517
Redeemed	(98,164)	(225,699)
Net Increase (Decrease) from Capital Share Transactions	317,671	(4,180)
Total Increase (Decrease)	(451,195)	89,409
Net Assets
Beginning of Period	1,336,622	1,247,213
End of Period	885,427	1,336,622

See accompanying Notes, which are an integral part of the Financial Statements.
5

Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$38.27	$35.94	$26.95	$22.82	$23.99	$19.70
Investment Operations
Net Investment Income (Loss)[1]	.018	(.013)	.033	.108	.113	.094
Net Realized and Unrealized Gain (Loss) on Investments	(10.006)	5.826	10.536	7.119	.038	5.685
Total from Investment Operations	(9.988)	5.813	10.569	7.227	.151	5.779
Distributions
Dividends from Net Investment Income	—	(.013)	(.104)	(.108)	(.080)	(.116)
Distributions from Realized Capital Gains	(9.912)	(3.470)	(1.475)	(2.989)	(1.241)	(1.373)
Total Distributions	(9.912)	(3.483)	(1.579)	(3.097)	(1.321)	(1.489)
Net Asset Value, End of Period	$18.37	$38.27	$35.94	$26.95	$22.82	$23.99
Total Return	-32.48%	17.86%	43.09%	33.82%	0.20%	30.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$885	$1,337	$1,247	$791	$598	$558
Ratio of Total Expenses to Average Net Assets[2]	0.35%	0.41%	0.41%[3]	0.40%	0.39%	0.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.14%	(0.04)%	0.11%	0.43%	0.45%	0.43%
Portfolio Turnover Rate	19%	66%	41%	32%	47%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.05%), 0.02%, 0.01%, 0.01%, 0.00%, and (0.01%).
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.40%.

See accompanying Notes, which are an integral part of the Financial Statements.
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Growth Portfolio
Notes to Financial Statements
The Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount
7

Growth Portfolio
owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp, provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. For the six months ended June 30, 2022, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before a net decrease of $290,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $35,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
8

Growth Portfolio
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	844,081	—	—	844,081
Temporary Cash Investments	1	39,400	—	39,401
Total	844,082	39,400	—	883,482
E.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	953,918
Gross Unrealized Appreciation	102,998
Gross Unrealized Depreciation	(173,434)
Net Unrealized Appreciation (Depreciation)	(70,436)
F.	During the six months ended June 30, 2022, the portfolio purchased $205,635,000 of investment securities and sold $256,672,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	3,114	2,874
Issued in Lieu of Cash Distributions	13,911	3,575
Redeemed	(3,737)	(6,225)
Net Increase (Decrease) in Shares Outstanding	13,288	224
At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 65% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
9

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Growth Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The firm employs a traditional, bottom-up fundamental research approach to identify companies with sustainable competitive advantages that can drive a higher rate or longer duration of growth than the market expects, while trading at reasonable valuations. Wellington Management has advised the portfolio since 2010.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because the firm is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with Wellington Management without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangement again after a one-year period.
10

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Growth Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
11

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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692G 082022

Semiannual Report   |   June 30, 2022
Vanguard Variable Insurance Funds
High Yield Bond Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	18
Liquidity Risk Management	19

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2022
High Yield Bond Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$872.50	$1.21
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.51	1.30
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

High Yield Bond Portfolio
Portfolio Allocation
As of June 30, 2022
Communications	18.1%
Consumer Discretionary	16.7
Consumer Staples	3.4
Energy	10.0
Financials	9.3
Health Care	11.0
Industrials	7.2
Materials	9.0
Real Estate	1.3
Technology	12.1
Utilities	1.9
The table reflects the portfolio’s investments, except for short-term investments, derivatives and other financial instruments.
2

High Yield Bond Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (89.5%)
Communications (17.2%)
[1,2]	Altice France SA	2.125%	2/15/25	585	529
[1]	Altice France SA	5.500%	1/15/28	1,700	1,351
[1]	Altice France SA	5.125%	7/15/29	565	426
[1]	Arches Buyer Inc.	4.250%	6/1/28	2,845	2,322
[1]	Banijay Entertainment SASU	5.375%	3/1/25	200	190
	Belo Corp.	7.750%	6/1/27	920	961
	Belo Corp.	7.250%	9/15/27	667	699
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	1,368	1,336
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	2,530	2,114
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,310	1,897
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	3,161	2,559
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	200	159
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	200	155
[1]	CSC Holdings LLC	5.500%	4/15/27	2,610	2,367
[1]	CSC Holdings LLC	6.500%	2/1/29	1,025	932
[1]	CSC Holdings LLC	4.125%	12/1/30	4,305	3,356
[1]	CSC Holdings LLC	4.625%	12/1/30	400	268
[1]	CSC Holdings LLC	3.375%	2/15/31	685	508
[1]	CSC Holdings LLC	4.500%	11/15/31	3,900	3,011
[1]	CSC Holdings LLC	5.000%	11/15/31	840	564
	DISH DBS Corp.	5.875%	11/15/24	2,405	2,039
	DISH DBS Corp.	7.750%	7/1/26	3,000	2,328
	DISH DBS Corp.	7.375%	7/1/28	3,255	2,214
	Embarq Corp.	7.995%	6/1/36	865	654
[1]	Frontier Communications Holdings LLC	5.875%	10/15/27	810	729
[1]	Frontier Communications Holdings LLC	5.000%	5/1/28	4,105	3,508
[1]	Frontier Communications Holdings LLC	6.750%	5/1/29	1,975	1,624
	Frontier Communications Holdings LLC	5.875%	11/1/29	2,780	2,146
[1]	Frontier Communications Holdings LLC	6.000%	1/15/30	1,290	997
[1]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	3,375	2,847
[1]	Iliad Holding SAS	6.500%	10/15/26	755	679
[1]	Iliad Holding SAS	7.000%	10/15/28	490	428
	Lamar Media Corp.	3.750%	2/15/28	1,770	1,571
	Lamar Media Corp.	4.875%	1/15/29	80	73
	Lamar Media Corp.	4.000%	2/15/30	1,920	1,626
	Lamar Media Corp.	3.625%	1/15/31	1,406	1,151
[1,2]	Lorca Telecom Bondco SA	4.000%	9/18/27	1,335	1,169
	Lumen Technologies Inc.	6.750%	12/1/23	755	750
	Lumen Technologies Inc.	7.500%	4/1/24	557	552
	Netflix Inc.	4.875%	4/15/28	170	161
[1]	Outfront Media Capital LLC / Outfront Media Capital Corp.	6.250%	6/15/25	110	105
[1]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	689	603
[1]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	275	219
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	2,297	1,844
	Paramount Global Inc.	6.250%	2/28/57	944	826
	Paramount Global Inc.	6.375%	3/30/62	885	790
	Quebecor Media Inc.	5.750%	1/15/23	2,810	2,814
[1]	ROBLOX Corp.	3.875%	5/1/30	3,155	2,556
[1]	Scripps Escrow II Inc.	3.875%	1/15/29	1,835	1,523
[1]	Sirius XM Radio Inc.	3.125%	9/1/26	355	317
[1]	Sirius XM Radio Inc.	4.000%	7/15/28	1,090	943
[1]	Sirius XM Radio Inc.	4.125%	7/1/30	1,590	1,328
[1]	Sirius XM Radio Inc.	3.875%	9/1/31	1,375	1,095
	Sprint Corp.	7.875%	9/15/23	6,974	7,203
	Sprint Corp.	7.125%	6/15/24	2,101	2,161
	Sprint Corp.	7.625%	2/15/25	1,595	1,665
	Telecom Italia Capital SA	6.375%	11/15/33	336	260
	Telecom Italia Capital SA	6.000%	9/30/34	1,085	823
	Telecom Italia Capital SA	7.721%	6/4/38	935	724
[1]	Telecom Italia SpA	5.303%	5/30/24	445	428
[1]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	3,200	2,802
	T-Mobile USA Inc.	5.375%	4/15/27	2,380	2,357
	T-Mobile USA Inc.	3.375%	4/15/29	1,310	1,147
[1]	UPC Broadband Finco BV	4.875%	7/15/31	2,185	1,779
[1]	UPC Holding BV	5.500%	1/15/28	2,250	1,884
[1]	Videotron Ltd.	5.375%	6/15/24	260	260
[1]	Videotron Ltd.	5.125%	4/15/27	1,750	1,629
[1,3]	Videotron Ltd.	3.625%	6/15/28	2,565	1,651
[1]	Videotron Ltd.	3.625%	6/15/29	910	751
[1]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,190	985
[1,4]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	1,090	1,060
[1]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	1,075	897
[1]	Vmed O2 UK Financing I plc	4.250%	1/31/31	3,140	2,564
[1]	VZ Secured Financing BV	5.000%	1/15/32	1,505	1,249
[1,2]	WMG Acquisition Corp.	2.750%	7/15/28	520	459
[1]	WMG Acquisition Corp.	3.875%	7/15/30	1,515	1,267
[1]	WMG Acquisition Corp.	3.000%	2/15/31	1,585	1,230
[1,2]	WP/AP Telecom Holdings IV BV	3.750%	1/15/29	1,020	873
[1]	Ziggo BV	4.875%	1/15/30	1,529	1,296
					107,317
Consumer Discretionary (14.3%)
[1]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,185	1,031
[1]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,500	1,325
[1]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	500	423
[1]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	2,730	2,191
[1]	Adient Global Holdings Ltd.	4.875%	8/15/26	890	781
[1]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	1,576	1,360
[1]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,165	927
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	646
[1]	Asbury Automotive Group Inc.	4.625%	11/15/29	645	533
	Asbury Automotive Group Inc.	4.750%	3/1/30	489	402
[1]	Asbury Automotive Group Inc.	5.000%	2/15/32	645	528
3

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	460	332
	Bath & Body Works Inc.	6.694%	1/15/27	504	467
[1]	Bath & Body Works Inc.	6.625%	10/1/30	2,130	1,840
[1]	Beacon Roofing Supply Inc.	4.125%	5/15/29	490	402
	Boyd Gaming Corp.	4.750%	12/1/27	3,725	3,372
[1]	Boyd Gaming Corp.	4.750%	6/15/31	165	140
[1]	Builders Firstsource Inc.	4.250%	2/1/32	1,000	764
[1]	Caesars Entertainment Inc.	6.250%	7/1/25	1,810	1,744
[1]	Caesars Entertainment Inc.	8.125%	7/1/27	2,094	2,019
[1]	Caesars Entertainment Inc.	4.625%	10/15/29	1,200	936
[1]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	610	585
[1]	Carnival Corp.	5.750%	3/1/27	381	275
[1]	Carnival Corp.	4.000%	8/1/28	2,765	2,268
[1]	Carnival Corp.	6.000%	5/1/29	2,925	2,048
[1]	Carnival Corp.	10.500%	6/1/30	1,325	1,093
	Cedar Fair LP	5.250%	7/15/29	1,775	1,576
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	775	735
[1]	Cinemark USA Inc.	8.750%	5/1/25	125	127
[1]	Cinemark USA Inc.	5.875%	3/15/26	555	495
[1]	Cinemark USA Inc.	5.250%	7/15/28	1,720	1,381
[1,2]	Cirsa Finance International Sarl	6.250%	12/20/23	1,240	1,237
[1,2]	Cirsa Finance International Sarl	4.500%	3/15/27	470	397
[1]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	372	359
[1]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	804	778
	Ford Motor Co.	4.346%	12/8/26	705	652
	Ford Motor Co.	3.250%	2/12/32	3,745	2,799
	Ford Motor Co.	4.750%	1/15/43	1,150	820
	Ford Motor Co.	5.291%	12/8/46	350	269
	Ford Motor Credit Co. LLC	3.350%	11/1/22	1,175	1,174
	Ford Motor Credit Co. LLC	3.087%	1/9/23	900	894
	Ford Motor Credit Co. LLC	3.370%	11/17/23	395	385
	Ford Motor Credit Co. LLC	4.134%	8/4/25	380	354
	Ford Motor Credit Co. LLC	3.375%	11/13/25	470	423
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	185
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,290	1,952
	Ford Motor Credit Co. LLC	4.950%	5/28/27	735	682
[5]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	2.646%	2/15/23	255	254
[1]	Gap Inc.	3.625%	10/1/29	1,120	787
[1]	Gap Inc.	3.875%	10/1/31	1,740	1,210
	Griffon Corp.	5.750%	3/1/28	500	454
[1]	Group 1 Automotive Inc.	4.000%	8/15/28	125	106
[1]	Hanesbrands Inc.	4.625%	5/15/24	730	715
[1]	Hanesbrands Inc.	4.875%	5/15/26	2,974	2,757
[1]	JELD-WEN Inc.	4.625%	12/15/25	345	292
[1]	JELD-WEN Inc.	4.875%	12/15/27	390	309
[1]	KAR Auction Services Inc.	5.125%	6/1/25	2,069	1,947
	KB Home	7.500%	9/15/22	215	217
	KB Home	7.625%	5/15/23	476	483
	KB Home	4.800%	11/15/29	405	341
	KB Home	4.000%	6/15/31	1,125	868
[1]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	1,010	971
[1]	Lithia Motors Inc.	4.625%	12/15/27	1,945	1,793
[1]	Masonite International Corp.	3.500%	2/15/30	325	256
[1]	Mattel Inc.	3.375%	4/1/26	635	583
[1]	Mattel Inc.	5.875%	12/15/27	1,910	1,867
	MGM Resorts International	6.000%	3/15/23	680	679
	MGM Resorts International	5.750%	6/15/25	1,355	1,292
[1]	Michaels Cos. Inc.	5.250%	5/1/28	1,075	847
[1]	Michaels Cos. Inc.	7.875%	5/1/29	1,208	800
[1]	NCL Corp Ltd.	7.750%	2/15/29	415	316
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	NMG Holding Co. Inc. / Neiman Marcus Group LLC	7.125%	4/1/26	460	426
[1]	Petsmart Inc.	4.750%	2/15/28	2,090	1,806
[1]	Petsmart Inc.	7.750%	2/15/29	675	609
[1]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	295	209
[1]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	2,150	1,580
[1]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	705	512
[1]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	95	66
[1]	Scientific Games International Inc.	7.000%	5/15/28	1,750	1,652
	Service Corp. International	4.625%	12/15/27	505	475
	Service Corp. International	5.125%	6/1/29	2,105	1,987
	Service Corp. International	3.375%	8/15/30	650	536
	Service Corp. International	4.000%	5/15/31	1,560	1,332
[1]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	950	856
[1]	Taylor Morrison Communities Inc.	5.875%	6/15/27	750	693
[1]	Taylor Morrison Communities Inc.	5.125%	8/1/30	1,075	892
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	289
	Under Armour Inc.	3.250%	6/15/26	2,335	2,031
[1]	William Carter Co.	5.625%	3/15/27	404	379
[1]	WW International Inc.	4.500%	4/15/29	1,435	955
[1]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	1,615	1,478
[1]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	1,085	929
[1]	Wynn Macau Ltd.	5.500%	1/15/26	250	175
[1]	Wynn Macau Ltd.	5.125%	12/15/29	615	382
[1]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	78	61
[1]	Yum! Brands Inc.	4.750%	1/15/30	910	827
	Yum! Brands Inc.	3.625%	3/15/31	1,550	1,312
	Yum! Brands Inc.	4.625%	1/31/32	760	671
					89,370
Consumer Staples (3.2%)
	B&G Foods Inc.	5.250%	9/15/27	3,260	2,820
[1,2]	Darling Global Finance BV	3.625%	5/15/26	395	384
[1]	Darling Ingredients Inc.	5.250%	4/15/27	795	771
[1]	Darling Ingredients Inc.	6.000%	6/15/30	300	299
[1]	Energizer Holdings Inc.	4.750%	6/15/28	3,420	2,720
[1]	Energizer Holdings Inc.	4.375%	3/31/29	615	472
[1]	Performance Food Group Inc.	6.875%	5/1/25	200	199
[1]	Performance Food Group Inc.	5.500%	10/15/27	2,685	2,488
[1]	Performance Food Group Inc.	4.250%	8/1/29	1,625	1,358
[1]	Post Holdings Inc.	5.750%	3/1/27	314	304
[1]	Post Holdings Inc.	5.625%	1/15/28	2,170	2,060
[1]	Post Holdings Inc.	5.500%	12/15/29	535	479
[1]	Post Holdings Inc.	4.625%	4/15/30	2,264	1,910
[1]	Post Holdings Inc.	4.500%	9/15/31	2,485	2,040
[1]	United Natural Foods Inc.	6.750%	10/15/28	1,044	978
[1]	US Foods Inc.	4.625%	6/1/30	813	693
					19,975
Energy (9.4%)
	Apache Corp.	4.875%	11/15/27	1,560	1,429
	Apache Corp.	4.375%	10/15/28	105	95
	Apache Corp.	4.250%	1/15/30	425	379
	Apache Corp.	5.100%	9/1/40	1,155	975
	Apache Corp.	5.250%	2/1/42	471	392
	Apache Corp.	4.250%	1/15/44	22	16
	Apache Corp.	5.350%	7/1/49	1,372	1,090
[1]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	435	415
[1]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	775	701
[1]	Buckeye Partners LP	4.125%	3/1/25	1,471	1,354
	Buckeye Partners LP	3.950%	12/1/26	138	122
	Buckeye Partners LP	4.125%	12/1/27	415	353
[1]	Buckeye Partners LP	4.500%	3/1/28	2,584	2,186
	Cheniere Energy Partners LP	4.500%	10/1/29	1,076	961
	Continental Resources Inc.	4.375%	1/15/28	1,053	990

4

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Continental Resources Inc.	5.750%	1/15/31	960	927
	Continental Resources Inc.	4.900%	6/1/44	2,355	1,853
	DCP Midstream Operating LP	3.875%	3/15/23	801	794
	DCP Midstream Operating LP	5.125%	5/15/29	205	185
[1]	DT Midstream Inc.	4.125%	6/15/29	2,290	1,947
[1]	DT Midstream Inc.	4.375%	6/15/31	3,271	2,734
[1]	Earthstone Energy Holdings LLC	8.000%	4/15/27	635	601
[1]	EnLink Midstream LLC	5.625%	1/15/28	720	664
	EnLink Midstream LLC	5.375%	6/1/29	720	631
	EnLink Midstream Partners LP	4.150%	6/1/25	750	699
	EnLink Midstream Partners LP	4.850%	7/15/26	636	588
	EnLink Midstream Partners LP	5.050%	4/1/45	906	616
	EnLink Midstream Partners LP	5.450%	6/1/47	663	470
	EQM Midstream Partners LP	4.000%	8/1/24	158	149
[1]	EQM Midstream Partners LP	6.000%	7/1/25	1,580	1,520
	EQM Midstream Partners LP	4.125%	12/1/26	100	87
[1]	EQM Midstream Partners LP	7.500%	6/1/27	95	92
[1]	EQM Midstream Partners LP	6.500%	7/1/27	1,710	1,591
	EQM Midstream Partners LP	5.500%	7/15/28	641	555
[1]	EQM Midstream Partners LP	4.500%	1/15/29	990	804
[1]	EQM Midstream Partners LP	7.500%	6/1/30	100	96
[1]	EQM Midstream Partners LP	4.750%	1/15/31	2,175	1,735
	EQT Corp.	6.625%	2/1/25	145	149
[1]	EQT Corp.	3.625%	5/15/31	392	342
[1]	Hess Midstream Operations LP	4.250%	2/15/30	20	17
	Occidental Petroleum Corp.	3.400%	4/15/26	365	334
	Occidental Petroleum Corp.	3.200%	8/15/26	230	207
	Occidental Petroleum Corp.	3.000%	2/15/27	250	225
	Occidental Petroleum Corp.	6.375%	9/1/28	240	243
	Occidental Petroleum Corp.	6.125%	1/1/31	676	686
	Occidental Petroleum Corp.	4.400%	4/15/46	225	182
	Ovintiv Inc.	7.200%	11/1/31	140	152
	Ovintiv Inc.	7.375%	11/1/31	1,344	1,483
	Ovintiv Inc.	6.500%	8/15/34	397	413
	Ovintiv Inc.	6.500%	2/1/38	715	742
	Range Resources Corp.	8.250%	1/15/29	675	691
[1]	Range Resources Corp.	4.750%	2/15/30	280	252
[1]	Rockies Express Pipeline LLC	4.950%	7/15/29	207	177
[1]	Rockies Express Pipeline LLC	4.800%	5/15/30	166	138
[1]	Rockies Express Pipeline LLC	7.500%	7/15/38	322	287
	Southwestern Energy Co.	5.375%	2/1/29	747	694
	Southwestern Energy Co.	5.375%	3/15/30	1,813	1,668
	Southwestern Energy Co.	4.750%	2/1/32	385	329
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	2,265	2,160
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	725	666
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	805	664
[1]	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	1,150	935
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	1,200	1,225
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	1,640	1,496
[1,6]	Transocean Guardian Ltd.	5.875%	1/15/24	714	662
[1,6]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	459	444
[1,6]	Transocean Pontus Ltd.	6.125%	8/1/25	526	483
[1,6]	Transocean Proteus Ltd.	6.250%	12/1/24	538	508
[1]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,295	1,135
[1]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	1,635	1,404
[1]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	2,110	1,740
[1]	Vine Energy Holdings LLC	6.750%	4/15/29	15	15
	Western Midstream Operating LP	3.600%	2/1/25	105	97
	Western Midstream Operating LP	3.950%	6/1/25	430	406
	Western Midstream Operating LP	4.650%	7/1/26	1,150	1,082
	Western Midstream Operating LP	4.500%	3/1/28	100	90
	Western Midstream Operating LP	4.750%	8/15/28	215	197
	Western Midstream Operating LP	4.550%	2/1/30	95	82
	Western Midstream Operating LP	5.450%	4/1/44	595	494
	Western Midstream Operating LP	5.300%	3/1/48	1,492	1,203
	Western Midstream Operating LP	5.750%	2/1/50	1,804	1,457
					58,852
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Financials (7.5%)
[1]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	3,375	2,734
[1]	AerCap Global Aviation Trust	6.500%	6/15/45	3,240	2,980
	Aircastle Ltd.	5.000%	4/1/23	465	465
	Aircastle Ltd.	4.125%	5/1/24	2,110	2,052
[1]	AmWINS Group Inc.	4.875%	6/30/29	290	239
[1]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,610
[1]	Burford Capital Global Finance LLC	6.875%	4/15/30	400	351
[1]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	470	389
	Credit Suisse Group AG	6.250%	12/29/49	4,455	4,055
[1]	Enact Holdings Inc.	6.500%	8/15/25	2,290	2,162
[1]	FirstCash Inc.	4.625%	9/1/28	500	432
[1]	FirstCash Inc.	5.625%	1/1/30	395	346
[1]	Fly Leasing Ltd.	7.000%	10/15/24	800	592
[1]	Freedom Mortgage Corp.	8.250%	4/15/25	871	736
[1]	goeasy Ltd.	4.375%	5/1/26	1,371	1,159
[1]	Home Point Capital Inc.	5.000%	2/1/26	80	55
[1]	HUB International Ltd.	5.625%	12/1/29	860	721
[1]	Intesa Sanpaolo SpA	5.017%	6/26/24	900	863
[1]	Intesa Sanpaolo SpA	5.710%	1/15/26	3,185	3,035
[1]	LD Holdings Group LLC	6.500%	11/1/25	375	255
[1]	LD Holdings Group LLC	6.125%	4/1/28	50	30
	MGIC Investment Corp.	5.750%	8/15/23	685	702
	MGIC Investment Corp.	5.250%	8/15/28	885	793
[1]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	3,518	2,633
	Navient Corp.	5.500%	1/25/23	1,000	993
	Navient Corp.	7.250%	9/25/23	186	185
	Navient Corp.	6.750%	6/15/26	40	35
	Navient Corp.	4.875%	3/15/28	398	311
	Navient Corp.	5.500%	3/15/29	2,135	1,664
	Navient Corp.	5.625%	8/1/33	281	197
	OneMain Finance Corp.	8.250%	10/1/23	380	380
	OneMain Finance Corp.	6.125%	3/15/24	815	778
	OneMain Finance Corp.	7.125%	3/15/26	2,536	2,364
	OneMain Finance Corp.	3.500%	1/15/27	545	436
	OneMain Finance Corp.	3.875%	9/15/28	1,350	1,033
	OneMain Finance Corp.	4.000%	9/15/30	1,500	1,111
[1]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	455	458
[1]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,745	1,533
[1]	PennyMac Financial Services Inc.	4.250%	2/15/29	2,700	1,998
	Radian Group Inc.	4.500%	10/1/24	2,485	2,358
	Radian Group Inc.	6.625%	3/15/25	300	295
	Radian Group Inc.	4.875%	3/15/27	300	271
[1]	United Wholesale Mortgage LLC	5.500%	11/15/25	300	258
[1]	United Wholesale Mortgage LLC	5.750%	6/15/27	650	521
					46,568
Health Care (10.0%)
[1]	180 Medical Inc.	3.875%	10/15/29	200	173
[1]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	575	538
[1]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	350	316
[1,2]	Avantor Funding Inc.	2.625%	11/1/25	2,316	2,245
[1]	Avantor Funding Inc.	4.625%	7/15/28	3,035	2,779
[1]	Avantor Funding Inc.	3.875%	11/1/29	170	149
[1]	Bausch Health Cos. Inc.	5.500%	11/1/25	2,140	1,882
[1]	Bausch Health Cos. Inc.	9.000%	12/15/25	500	369
[1]	Bausch Health Cos. Inc.	6.125%	2/1/27	180	153
[1]	Bausch Health Cos. Inc.	5.000%	1/30/28	685	365
[1]	Bausch Health Cos. Inc.	4.875%	6/1/28	925	724
[1]	Bausch Health Cos. Inc.	7.250%	5/30/29	60	33
[1]	Bausch Health Cos. Inc.	5.250%	1/30/30	375	195
[1,2]	CAB SELAS	3.375%	2/1/28	1,246	1,048
[2]	CAB SELAS	3.375%	2/1/28	650	547
[1]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	630	593
[1,2]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	1,310	1,115
[2]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	750	638
[1]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	185	152
[1]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	430	353
	Centene Corp.	4.250%	12/15/27	2,080	1,942

5

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centene Corp.	4.625%	12/15/29	735	685
	Centene Corp.	3.375%	2/15/30	810	687
	Centene Corp.	3.000%	10/15/30	590	489
[1]	Charles River Laboratories International Inc.	4.250%	5/1/28	1,550	1,394
[1]	Charles River Laboratories International Inc.	3.750%	3/15/29	640	555
[1]	Charles River Laboratories International Inc.	4.000%	3/15/31	650	557
[1]	CHS/Community Health Systems Inc.	5.625%	3/15/27	1,940	1,642
[1]	CHS/Community Health Systems Inc.	6.000%	1/15/29	770	635
[1]	CHS/Community Health Systems Inc.	5.250%	5/15/30	1,025	782
[1]	CHS/Community Health Systems Inc.	4.750%	2/15/31	835	614
[1]	Grifols Escrow Issuer SA	4.750%	10/15/28	290	252
[1,2]	Grifols SA	1.625%	2/15/25	810	780
[1,2]	Grifols SA	2.250%	11/15/27	1,325	1,159
	HCA Inc.	7.690%	6/15/25	130	137
	HCA Inc.	5.875%	2/15/26	2,130	2,144
	HCA Inc.	5.625%	9/1/28	390	384
	HCA Inc.	5.875%	2/1/29	450	451
	HCA Inc.	3.500%	9/1/30	3,500	2,985
[1]	Hologic Inc.	3.250%	2/15/29	1,665	1,423
[1]	IQVIA Inc.	5.000%	5/15/27	4,093	3,873
[1,2]	IQVIA Inc.	2.250%	1/15/28	1,200	1,040
[1,2]	IQVIA Inc.	2.875%	6/15/28	1,405	1,255
[1]	Jazz Securities DAC	4.375%	1/15/29	1,485	1,326
[1]	Mozart Debt Merger Sub Inc.	3.875%	4/1/29	5,695	4,855
[1]	Mozart Debt Merger Sub Inc.	5.250%	10/1/29	3,339	2,775
[1]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	2,675	2,367
[1]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	1,255	1,083
[1]	Owens & Minor Inc.	6.625%	4/1/30	736	671
[1]	Teleflex Inc.	4.250%	6/1/28	1,991	1,802
	Tenet Healthcare Corp.	4.625%	7/15/24	115	111
[1]	Tenet Healthcare Corp.	4.625%	9/1/24	315	302
[1]	Tenet Healthcare Corp.	4.875%	1/1/26	270	249
[1]	Tenet Healthcare Corp.	4.625%	6/15/28	870	759
[1]	Tenet Healthcare Corp.	6.125%	6/15/30	905	848
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,890	2,385
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	200	171
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	2,200	2,046
					61,982
Industrials (6.3%)
[1]	APX Group Inc.	5.750%	7/15/29	580	450
[1]	Aramark Services Inc.	5.000%	4/1/25	1,935	1,862
[1]	Aramark Services Inc.	5.000%	2/1/28	1,365	1,248
[1]	Brand Industrial Services Inc.	8.500%	7/15/25	462	347
[1]	BWX Technologies Inc.	4.125%	6/30/28	1,058	942
[1]	BWX Technologies Inc.	4.125%	4/15/29	1,440	1,276
[1]	Clean Harbors Inc.	4.875%	7/15/27	1,414	1,294
[1]	Clean Harbors Inc.	5.125%	7/15/29	768	704
[1]	Covanta Holding Corp.	4.875%	12/1/29	705	574
[1]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	2,467	1,975
[1]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	1,960	1,756
[1]	Herc Holdings Inc.	5.500%	7/15/27	5,966	5,460
	Howmet Aerospace Inc.	3.000%	1/15/29	40	33
[1,2]	Loxam SAS	4.250%	4/15/24	190	191
[2]	Loxam SAS	2.875%	4/15/26	655	578
[2]	Loxam SAS	3.750%	7/15/26	500	448
[1]	Moog Inc.	4.250%	12/15/27	250	217
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mueller Water Products Inc.	4.000%	6/15/29	175	153
[1,2]	Q-Park Holding I BV	1.500%	3/1/25	805	728
[1,2]	Q-Park Holding I BV	2.000%	3/1/27	775	645
[1]	Sensata Technologies BV	4.875%	10/15/23	300	296
[1]	Sensata Technologies BV	5.625%	11/1/24	575	568
[1]	Sensata Technologies BV	5.000%	10/1/25	1,625	1,562
[1]	Sensata Technologies Inc.	4.375%	2/15/30	400	342
[1]	Sensata Technologies Inc.	3.750%	2/15/31	1,642	1,318
[1]	Spirit AeroSystems Inc.	5.500%	1/15/25	750	698
	Spirit AeroSystems Inc.	3.850%	6/15/26	90	77
[1]	Stericycle Inc.	3.875%	1/15/29	255	210
[1,2]	TK Elevator Midco GmbH	4.375%	7/15/27	600	541
[1]	TK Elevator US Newco Inc.	5.250%	7/15/27	1,360	1,215
	TransDigm Inc.	5.500%	11/15/27	215	183
	TransDigm Inc.	4.625%	1/15/29	2,215	1,783
	TransDigm Inc.	4.875%	5/1/29	85	69
[1]	United Airlines Inc.	4.375%	4/15/26	340	302
[1]	United Airlines Inc.	4.625%	4/15/29	550	466
	United Rentals North America Inc.	5.500%	5/15/27	1,063	1,043
	United Rentals North America Inc.	4.875%	1/15/28	1,794	1,699
	United Rentals North America Inc.	5.250%	1/15/30	740	687
	United Rentals North America Inc.	4.000%	7/15/30	2,665	2,276
	United Rentals North America Inc.	3.875%	2/15/31	1,206	1,019
	United Rentals North America Inc.	3.750%	1/15/32	875	719
[1,2]	Verisure Holding AB	3.250%	2/15/27	688	595
[1,2]	Verisure Midholding AB	5.250%	2/15/29	221	176
[1]	Williams Scotsman International Inc.	4.625%	8/15/28	355	307
					39,032
Materials (8.6%)
[1]	Advanced Drainage Systems Inc.	6.375%	6/15/30	230	225
[1]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	1,190	1,020
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,890	1,601
[1,4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	139
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	700	490
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	1,825	1,280
[1]	Axalta Coating Systems LLC	3.375%	2/15/29	1,640	1,340
	Ball Corp.	4.875%	3/15/26	1,100	1,085
[2]	Ball Corp.	1.500%	3/15/27	920	811
	Ball Corp.	3.125%	9/15/31	25	20
[1]	Berry Global Inc.	4.500%	2/15/26	983	915
[1]	Berry Global Inc.	4.875%	7/15/26	2,120	2,025
[1]	Berry Global Inc.	5.625%	7/15/27	215	206
	Cemex SAB de CV	7.375%	6/5/27	565	560
	Cemex SAB de CV	5.450%	11/19/29	590	523
[1]	Cemex SAB de CV	3.875%	7/11/31	1,285	967
[1]	Chemours Co.	4.625%	11/15/29	1,620	1,275
[1]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	710	668
	Commercial Metals Co.	4.125%	1/15/30	375	317
	Commercial Metals Co.	3.875%	2/15/31	145	116
	Commercial Metals Co.	4.375%	3/15/32	805	663
[1]	Constellium SE	5.875%	2/15/26	747	698
[1]	Constellium SE	5.625%	6/15/28	500	453
[1]	Constellium SE	3.750%	4/15/29	1,105	880
[1]	Crown Americas LLC	5.250%	4/1/30	655	617
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	2,715	2,588
[1,2]	Crown European Holdings SA	2.875%	2/1/26	1,555	1,525
[1]	Diamond BC BV	4.625%	10/1/29	360	288
[1]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	870	791
[1]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	1,925	1,584
[1]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	885	797

6

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Graphic Packaging International LLC	4.125%	8/15/24	1,045	1,026
[1]	Graphic Packaging International LLC	4.750%	7/15/27	205	194
[1]	Graphic Packaging International LLC	3.500%	3/15/28	1,990	1,721
[1]	Graphic Packaging International LLC	3.500%	3/1/29	540	458
[1]	Graphic Packaging International LLC	3.750%	2/1/30	485	413
[1]	NOVA Chemicals Corp.	5.250%	6/1/27	1,409	1,211
[1]	Novelis Corp.	3.250%	11/15/26	635	538
[1]	Novelis Corp.	4.750%	1/30/30	1,369	1,138
[1]	Novelis Corp.	3.875%	8/15/31	970	747
[1]	OCI NV	4.625%	10/15/25	555	539
	Olin Corp.	5.125%	9/15/27	1,406	1,294
	Olin Corp.	5.625%	8/1/29	705	628
	Olin Corp.	5.000%	2/1/30	687	595
[1]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	1,471	1,457
[1]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	640	604
[1]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	1,245	1,187
[1]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	1,180	1,101
[1]	Sealed Air Corp.	4.000%	12/1/27	424	382
	Silgan Holdings Inc.	4.125%	2/1/28	1,045	938
[2]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,083
[1]	Standard Industries Inc.	5.000%	2/15/27	700	635
[1]	Standard Industries Inc.	4.750%	1/15/28	1,160	992
[1]	Standard Industries Inc.	4.375%	7/15/30	2,560	2,025
[1]	Standard Industries Inc.	3.375%	1/15/31	2,955	2,169
[2]	Trivium Packaging Finance BV	3.750%	8/15/26	1,000	959
[1,2]	Trivium Packaging Finance BV	3.750%	8/15/26	480	460
[1]	Trivium Packaging Finance BV	5.500%	8/15/26	745	702
[1]	Tronox Inc.	4.625%	3/15/29	2,455	1,984
					53,647
Real Estate (1.2%)
[1]	Iron Mountain Inc.	4.875%	9/15/27	595	538
[1]	Iron Mountain Inc.	4.875%	9/15/29	782	655
[1]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	4.875%	5/15/29	265	228
	Service Properties Trust	7.500%	9/15/25	128	118
	Service Properties Trust	5.250%	2/15/26	175	135
	Service Properties Trust	4.750%	10/1/26	893	651
	Service Properties Trust	4.950%	2/15/27	200	147
	Service Properties Trust	5.500%	12/15/27	1,007	815
	Service Properties Trust	3.950%	1/15/28	485	337
	Service Properties Trust	4.950%	10/1/29	76	52
	Service Properties Trust	4.375%	2/15/30	467	315
[1]	VICI Properties LP / VICI Note Co Inc.	5.625%	5/1/24	150	148
[1]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	2,465	2,263
[1]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	458	402
[1]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	820	737
					7,541
Technology (9.9%)
[1]	Black Knight InfoServ LLC	3.625%	9/1/28	2,147	1,865
[1]	Booz Allen Hamilton Inc.	3.875%	9/1/28	415	367
[1]	Booz Allen Hamilton Inc.	4.000%	7/1/29	405	358
	CDK Global Inc.	4.875%	6/1/27	524	519
[1]	CDK Global Inc.	5.250%	5/15/29	1,480	1,454
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	112	112
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,340	1,303
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	2,495	2,260
[1]	Condor Merger Sub Inc.	7.375%	2/15/30	835	679
[1]	Entegris Escrow Corp.	4.750%	4/15/29	875	816
[1]	Entegris Inc.	4.375%	4/15/28	1,905	1,701
[1]	Entegris Inc.	3.625%	5/1/29	575	481
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Fair Isaac Corp.	4.000%	6/15/28	720	637
[1]	Gartner Inc.	3.625%	6/15/29	285	246
[1]	Gartner Inc.	3.750%	10/1/30	1,290	1,115
[1]	II-VI Inc.	5.000%	12/15/29	1,550	1,358
[1]	Imola Merger Corp.	4.750%	5/15/29	6,635	5,564
[1]	Minerva Merger Sub Inc.	6.500%	2/15/30	2,093	1,746
[1]	MSCI Inc.	4.000%	11/15/29	1,730	1,535
[1]	MSCI Inc.	3.625%	11/1/31	35	29
[1]	Nielsen Finance LLC / Nielsen Finance Co.	4.500%	7/15/29	2,050	1,856
[1]	Nielsen Finance LLC / Nielsen Finance Co.	5.875%	10/1/30	100	92
[1]	Nielsen Finance LLC / Nielsen Finance Co.	4.750%	7/15/31	1,490	1,344
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,353
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,500
	Nokia OYJ	4.375%	6/12/27	725	687
	Nokia OYJ	6.625%	5/15/39	3,460	3,418
[1]	NortonLifeLock Inc.	5.000%	4/15/25	3,475	3,395
[1]	Open Text Corp.	3.875%	2/15/28	3,103	2,756
[1]	Open Text Corp.	3.875%	12/1/29	830	699
[1]	Open Text Holdings Inc.	4.125%	2/15/30	1,830	1,560
[1]	Open Text Holdings Inc.	4.125%	12/1/31	940	782
[1]	Presidio Holdings Inc.	4.875%	2/1/27	2,667	2,442
[1]	Presidio Holdings Inc.	8.250%	2/1/28	825	726
[1]	PTC Inc.	3.625%	2/15/25	335	319
[1]	PTC Inc.	4.000%	2/15/28	635	587
[1]	Square Inc.	2.750%	6/1/26	1,000	889
[1]	Square Inc.	3.500%	6/1/31	210	169
[1]	SS&C Technologies Inc.	5.500%	9/30/27	4,075	3,832
	Western Digital Corp.	4.750%	2/15/26	1,504	1,438
	Xerox Corp.	4.625%	3/15/23	698	697
	Xerox Corp.	4.800%	3/1/35	542	412
	Xerox Corp.	6.750%	12/15/39	1,995	1,690
[1]	Xerox Holdings Corp.	5.000%	8/15/25	155	144
[1]	Xerox Holdings Corp.	5.500%	8/15/28	4,685	3,934
					61,866
Utilities (1.9%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	1,395	1,357
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	620	584
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	1,765	1,653
[1]	Clearway Energy Operating LLC	4.750%	3/15/28	571	517
[1]	Clearway Energy Operating LLC	3.750%	2/15/31	2,370	1,922
[1]	Clearway Energy Operating LLC	3.750%	1/15/32	325	257
	FirstEnergy Corp.	4.400%	7/15/27	280	262
[1]	NextEra Energy Operating Partners LP	4.250%	7/15/24	983	941
[1]	NextEra Energy Operating Partners LP	4.250%	9/15/24	103	99
[1]	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,035	2,763
[1]	NextEra Energy Operating Partners LP	4.500%	9/15/27	700	648
[1]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	590	502
					11,505
Total Corporate Bonds (Cost $640,272)					557,655
Floating Rate Loan Interests (5.8%)
[5]	APX Group Inc. Term Loan B, 1M USD LIBOR + 3.500%	5.009%	7/10/28	1,266	1,193
[5]	APX Group Inc. Term Loan B, Prime + 2.500%	7.250%	7/10/28	4	4
[5]	Asurion LLC 2nd Lien Term Loan B-4, 1M USD LIBOR + 5.250%	6.916%	1/20/29	271	230
[5]	Asurion LLC Term Loan B-7, 1M USD LIBOR + 3.000%	4.666%	11/3/24	2,986	2,793

7

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Asurion LLC Term Loan B-8, 1M USD LIBOR + 3.250%	4.916%	12/23/26	1,173	1,060
[5]	Asurion LLC Term Loan B-9, 1M USD LIBOR + 3.250%	4.916%	7/31/27	2,023	1,825
[5]	Athenahealth Inc. Term Loan B, TSFR1M + 3.500%	5.009%	2/15/29	1,124	1,030
[5]	Beacon Roofing Supply Inc. Term Loan B, 1M USD LIBOR + 2.250%	3.916%	5/19/28	376	358
[5]	Brown Group Holding LLC Term Loan B, 3M USD LIBOR + 2.500%	4.166%	6/7/28	2,477	2,354
[5]	Chamberlain Group Inc. Term Loan B, 3M USD LIBOR + 3.500%	4.506%	11/3/28	1,661	1,505
[5]	Clarios Global LP Term Loan B, 1M USD LIBOR + 3.250%	4.916%	4/30/26	917	851
[5]	Dun & Bradstreet Corp. Term Loan, 1M USD LIBOR + 3.250%	4.874%	2/6/26	4,284	4,034
[5]	Great Outdoors Group LLC Term Loan B-1, 1M USD LIBOR + 3.750%	5.416%	3/6/28	1,833	1,672
[5]	HUB International Ltd. Term Loan B, 3M USD LIBOR + 3.250%	4.348%	4/25/25	1,241	1,172
[5]	IRB Holding Corp. Term Loan B, TSFR1M + 3.150%	4.238%	12/15/27	3,708	3,523
[5]	McAfee LLC Term Loan B, TSFR1M + 4.000%	5.145%	3/1/29	1,945	1,760
[5]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	4.916%	10/23/28	3,252	3,008
[5]	NorthRiver Midstream Finance LP Term Loan B, 3M USD LIBOR + 3.250%	4.217%	10/1/25	717	697
[5]	Owens & Minor Inc. Term Loan B, SOFR + 3.750%	4.250%	3/29/29	319	316
[5]	Peraton Corp. Term Loan B, 1M USD LIBOR + 3.750%	5.416%	2/1/28	1,629	1,527
[5]	SRAM LLC Term Loan B, 6M USD LIBOR + 2.750%	4.416%	5/18/28	1,566	1,484
[5]	SRS Distribution Inc. Term Loan, TSFR3M + 3.500%	4.000%	6/2/28	184	169
[5]	SS&C European Holdings Sarl Term Loan B-4, 1M USD LIBOR + 1.750%	3.416%	4/16/25	436	414
[5]	SS&C Technologies Inc. Term Loan B-3, 1M USD LIBOR + 1.750%	3.416%	4/16/25	536	510
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	SS&C Technologies Inc. Term Loan B-5, 1M USD LIBOR + 1.750%	3.416%	4/16/25	651	619
[5]	Trans Union LLC Term Loan B-6, 1M USD LIBOR + 2.250%	3.916%	12/1/28	1,872	1,783
[5]	WW International Inc. Term Loan B, 1M USD LIBOR + 3.500%	5.170%	4/13/28	102	78
Total Floating Rate Loan Interests (Cost $38,436)					35,969
Temporary Cash Investments (2.6%)
Repurchase Agreement (2.6%)
	Bank of America Securities, LLC (Dated 6/30/22, Repurchase Value $16,401,000, collateralized by Fannie Mae 2.000%, 2/1/52, with a value of $16,728,000) (Cost $16,400)	1.550%	7/1/22	16,400	16,400
Total Investments (97.9%) (Cost $695,108)					610,024
Other Assets and Liabilities—Net (2.1%)					13,099
Net Assets (100%)					623,123
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $367,712,000, representing 59.0% of net assets.
2	Face amount denominated in euro.
3	Face amount denominated in Canadian dollars.
4	Face amount denominated in British pounds.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
1M—1-month.
3M—3-month.
6M—6-month.
LIBOR—London Interbank Offered Rate.
SOFR—Secured Overnight Financing Rate.
TSFR1M—CME Term SOFR 1 Month
TSFR3M—CME Term SOFR 3 Month
USD—U.S. dollar.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Athenahealth Inc.	191	180	—	(11)
8

High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
UBS AG	7/29/22	USD	1,992	CAD	2,565	—	(1)
BNP Paribas	7/29/22	USD	24,957	EUR	23,688	84	—
Toronto-Dominion Bank	7/29/22	USD	1,430	GBP	1,174	1	—
						85	(1)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S38-V2	6/21/27	USD	11,410	5.000	(325)	(214)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $530,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
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High Yield Bond Portfolio
Statement of Assets and Liabilities
As of June 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $695,108)	610,024
Investment in Vanguard	24
Cash	18
Cash Collateral Pledged—Centrally Cleared Swap Contracts	1,050
Foreign Currency, at Value (Cost $241)	242
Receivables for Investment Securities Sold	3,472
Receivables for Accrued Income	8,770
Receivables for Capital Shares Issued	187
Unrealized Appreciation—Forward Currency Contracts	85
Total Assets	623,872
Liabilities
Payables for Investment Securities Purchased	273
Payables to Investment Advisor	101
Payables for Capital Shares Redeemed	256
Payables to Vanguard	53
Unrealized Depreciation - Floating Rate Loan Commitments	11
Unrealized Depreciation—Forward Currency Contracts	1
Variation Margin Payable—Centrally Cleared Swap Contracts	54
Total Liabilities	749
Net Assets	623,123
At June 30, 2022, net assets consisted of:

Paid-in Capital	705,190
Total Distributable Earnings (Loss)	(82,067)
Net Assets	623,123

Net Assets
Applicable to 93,102,263 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	623,123
Net Asset Value Per Share	$6.69

See accompanying Notes, which are an integral part of the Financial Statements.
10

High Yield Bond Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Interest[1]	16,605
Total Income	16,605
Expenses
Investment Advisory Fees—Note B	210
The Vanguard Group—Note C
Management and Administrative	633
Marketing and Distribution	31
Custodian Fees	7
Shareholders’ Reports	17
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	904
Net Investment Income	15,701
Realized Net Gain (Loss)
Investment Securities Sold	(2,851)
Swap Contracts	(311)
Forward Currency Contracts	2,309
Foreign Currencies	(34)
Realized Net Gain (Loss)	(887)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(109,600)
Floating Rate Loan Commitments	(11)
Swap Contracts	(214)
Forward Currency Contracts	467
Foreign Currencies	(8)
Change in Unrealized Appreciation (Depreciation)	(109,366)
Net Increase (Decrease) in Net Assets Resulting from Operations	(94,552)
1	Interest is net of foreign withholding taxes of $4,000.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,701	33,835
Realized Net Gain (Loss)	(887)	11,770
Change in Unrealized Appreciation (Depreciation)	(109,366)	(17,094)
Net Increase (Decrease) in Net Assets Resulting from Operations	(94,552)	28,511
Distributions
Total Distributions	(33,997)	(34,925)
Capital Share Transactions
Issued	64,527	118,974
Issued in Lieu of Cash Distributions	33,997	34,925
Redeemed	(125,557)	(199,987)
Net Increase (Decrease) from Capital Share Transactions	(27,033)	(46,088)
Total Increase (Decrease)	(155,582)	(52,502)
Net Assets
Beginning of Period	778,705	831,207
End of Period	623,123	778,705

See accompanying Notes, which are an integral part of the Financial Statements.
11

High Yield Bond Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.06	$8.12	$8.19	$7.53	$8.13	$7.99
Investment Operations
Net Investment Income[1]	.166	.337	.353	.410	.420	.419
Net Realized and Unrealized Gain (Loss) on Investments	(1.165)	(.053)	.021	.731	(.636)	.119
Total from Investment Operations	(.999)	.284	.374	1.141	(.216)	.538
Distributions
Dividends from Net Investment Income	(.371)	(.344)	(.444)	(.481)	(.384)	(.398)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.371)	(.344)	(.444)	(.481)	(.384)	(.398)
Net Asset Value, End of Period	$6.69	$8.06	$8.12	$8.19	$7.53	$8.13
Total Return	-12.75%	3.68%	5.67%	15.67%	-2.73%	7.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$623	$779	$831	$783	$704	$752
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%	0.28%
Ratio of Net Investment Income to Average Net Assets	4.52%	4.22%	4.57%	5.21%	5.39%	5.22%
Portfolio Turnover Rate	12%	30%	41%	27%	23%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.
12

High Yield Bond Portfolio
Notes to Financial Statements
The High Yield Bond Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength,
13

High Yield Bond Portfolio
entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2022, the portfolio’s average investment in forward currency contracts represented 5% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the
14

High Yield Bond Portfolio
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2022, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. For the six months ended June 30, 2022, the investment advisory fee represented an effective annual basic rate of 0.06% of the portfolio’s average net assets.
In July 2022, the board of trustees approved adding Vanguard as an investment advisor to a portion of the portfolio, effective on August 29, 2022.
15

High Yield Bond Portfolio
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $24,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	557,655	—	557,655
Floating Rate Loan Interests	—	35,969	—	35,969
Temporary Cash Investments	—	16,400	—	16,400
Total	—	610,024	—	610,024
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	11	—	11
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	85	—	85
Liabilities
Forward Currency Contracts	—	1	—	1
Swap Contracts	214[1]	—	—	214
Total	214	1	—	215
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At June 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	85	—	85
Total Assets	85	—	85

Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	214	214
Unrealized Depreciation—Forward Currency Contracts	1	—	1
Liabilities	1	214	215
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
16

High Yield Bond Portfolio
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Contracts	—	(311)	(311)
Forward Currency Contracts	2,309	—	2,309
Realized Net Gain (Loss) on Derivatives	2,309	(311)	1,998
Change in Unrealized Appreciation (Depreciation) on Derivatives
Swap Contracts	—	(214)	(214)
Forward Currency Contracts	467	—	467
Change in Unrealized Appreciation (Depreciation) on Derivatives	467	(214)	253
F.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments, other financial instruments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	695,018
Gross Unrealized Appreciation	1,316
Gross Unrealized Depreciation	(86,451)
Net Unrealized Appreciation (Depreciation)	(85,135)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the portfolio had available capital losses totaling $10,614,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended June 30, 2022, the portfolio purchased $78,246,000 of investment securities and sold $106,658,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	8,668	14,871
Issued in Lieu of Cash Distributions	4,683	4,518
Redeemed	(16,902)	(25,144)
Net Increase (Decrease) in Shares Outstanding	(3,551)	(5,755)
At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 43% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no other events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds High Yield Bond Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is supported by a dedicated team of high-yield and bank loan analysts who conduct in-depth credit research on high-yield issuers, seeking to identify those with stable or improving business prospects and attractive yields. Wellington Management focuses on higher-quality bonds, as it believes that these issues offer a more attractive risk/return trade-off over the long term than lower-rated bonds within the high-yield universe. The advisor seeks to maintain credit quality and diversification guidelines in order to minimize the risk of potential defaults. Wellington Management has advised the portfolio since its inception in 1996.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangement again after a one-year period.
18

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the High Yield Bond Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
19

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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692HY 082022

Semiannual Report   |   June 30, 2022
Vanguard Variable Insurance Funds
International Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	13
Liquidity Risk Management	15

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2022
International Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$690.10	$1.72
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.76	2.06
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.41%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

International Portfolio
Portfolio Allocation
As of June 30, 2022
China	15.7%
United States	10.5
United Kingdom	9.1
Netherlands	8.2
Japan	7.3
France	6.5
Germany	6.4
Switzerland	4.2
Sweden	4.0
Denmark	3.9
Belgium	3.7
Italy	3.6
Taiwan	3.3
Hong Kong	2.9
India	2.0
Canada	1.8
South Korea	1.5
Norway	1.2
Spain	1.0
Other	3.2
The table reflects the portfolio’s investments, except for short-term investments and derivatives.
2

International Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.4%)
Australia (0.5%)
	WiseTech Global Ltd.	594,267	15,583
Austria (0.4%)
	Erste Group Bank AG	467,261	11,874
Belgium (3.6%)
*	Argenx SE	142,336	53,654
	Umicore SA	1,078,267	37,798
	UCB SA	137,405	11,643
			103,095
Brazil (0.8%)
	B3 SA - Brasil Bolsa Balcao	4,972,034	10,413
	Raia Drogasil SA	2,625,556	9,632
*,1	NU Holdings Ltd. Class A	566,970	2,120
			22,165
Canada (1.7%)
	Toronto-Dominion Bank	476,733	31,262
	Canadian National Railway Co.	165,434	18,609
			49,871
China (15.1%)
	Tencent Holdings Ltd.	2,703,500	122,374
*	Alibaba Group Holding Ltd.	5,393,704	76,943
*,2	Meituan Class B	2,796,922	69,795
*	NIO Inc. ADR	1,935,560	42,040
	Ping An Insurance Group Co. of China Ltd. Class H	4,260,500	29,326
*,2	Wuxi Biologics Cayman Inc.	2,378,000	22,033
*	Baidu Inc. ADR	126,280	18,782
	JD.com Inc. Class A	467,538	15,066
	China Mengniu Dairy Co. Ltd.	2,128,000	10,668
*	Pinduoduo Inc. ADR	135,710	8,387
	Shenzhen Inovance Technology Co. Ltd. Class A	830,921	8,198
*	Full Truck Alliance Co. Ltd. ADR	740,642	6,710
*	Kingdee International Software Group Co. Ltd.	2,172,000	5,117
			435,439
Denmark (3.8%)
*	Genmab A/S	159,318	51,690
	Vestas Wind Systems A/S	1,882,511	40,026
	Novozymes A/S Class B	146,979	8,846
[1]	Ambu A/S Class B	860,929	8,412
			108,974
		Shares	Market Value• ($000)
France (6.3%)
	Kering SA	149,491	77,470
	L'Oreal SA (XPAR)	128,661	44,672
	Schneider Electric SE	209,725	24,990
	Sanofi	157,401	15,873
	Carrefour SA	590,424	10,481
	Legrand SA	97,367	7,229
			180,715
Germany (6.1%)
*,2	Zalando SE	939,851	24,758
	Sartorius AG Preference Shares	69,113	24,257
	Bayerische Motoren Werke AG	310,027	24,033
*,2	Delivery Hero SE	623,581	23,525
*	HelloFresh SE	648,450	21,156
	Infineon Technologies AG	755,775	18,385
	SAP SE	198,604	18,103
	Siemens AG (Registered)	115,794	11,903
	Knorr-Bremse AG	97,263	5,571
*,1	Jumia Technologies AG ADR	477,446	2,893
*	MorphoSys AG	44,480	875
*,1	Home24 SE	156,566	594
*	CureVac NV	5,619	76
			176,129
Hong Kong (2.8%)
	AIA Group Ltd.	3,946,000	43,116
	Hong Kong Exchanges & Clearing Ltd.	501,240	24,790
	BOC Hong Kong Holdings Ltd.	2,952,000	11,722
			79,628
India (2.0%)
	Housing Development Finance Corp. Ltd.	1,000,325	27,676
	HDFC Bank Ltd.	1,072,995	18,379
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	5,495
	Larsen & Toubro Ltd.	252,221	5,000
			56,550
Indonesia (0.4%)
	Bank Central Asia Tbk PT	21,952,100	10,689
Israel (0.6%)
*	Wix.com Ltd.	257,526	16,881
Italy (3.4%)
	Ferrari NV	254,073	46,759
	EXOR NV	456,262	28,512
	Intesa Sanpaolo SpA	8,116,189	15,189
	FinecoBank Banca Fineco SpA	645,193	7,740
			98,200
		Shares	Market Value• ($000)
Japan (7.0%)
	Nidec Corp.	683,200	42,336
	M3 Inc.	1,453,400	41,836
	SMC Corp.	71,400	31,783
	Sony Group Corp.	251,600	20,520
	Bridgestone Corp.	418,700	15,265
	Recruit Holdings Co. Ltd.	427,200	12,581
	Murata Manufacturing Co. Ltd.	140,700	7,658
	Sekisui Chemical Co. Ltd.	539,800	7,401
	Toyota Motor Corp.	454,800	7,017
	Kubota Corp.	430,800	6,456
	SBI Holdings Inc.	293,000	5,725
	MISUMI Group Inc.	171,200	3,616
			202,194
Netherlands (7.9%)
	ASML Holding NV	299,982	141,723
*,2	Adyen NV	58,637	84,621
			226,344
Norway (1.1%)
	Equinor ASA	700,222	24,400
	DNB Bank ASA	423,450	7,666
			32,066
Singapore (0.4%)
*	Sea Ltd. ADR	152,487	10,195
South Korea (1.4%)
	Samsung Electronics Co. Ltd.	394,851	17,416
*	Coupang Inc.	936,566	11,941
	Samsung SDI Co. Ltd.	27,240	11,234
			40,591
Spain (1.0%)
	Iberdrola SA (XMAD)	1,808,625	18,830
	Banco Bilbao Vizcaya Argentaria SA	2,191,026	9,953
			28,783
Sweden (3.8%)
*	Spotify Technology SA	587,584	55,133
	Atlas Copco AB Class A	2,954,700	27,656
*	Kinnevik AB Class B	940,952	15,231
	Svenska Handelsbanken AB Class A	1,253,023	10,756
	Nibe Industrier AB Class B	121,135	913
			109,689
Switzerland (4.1%)
	Nestle SA (Registered)	260,968	30,500
	Roche Holding AG	77,632	25,952
	Temenos AG (Registered)	154,447	13,218
	Cie Financiere Richemont SA Class A (Registered)	111,735	12,019
	Lonza Group AG (Registered)	21,487	11,477
3

International Portfolio
		Shares	Market Value• ($000)
	Alcon Inc.	142,924	10,022
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	859	8,746
	Sika AG (Registered)	23,472	5,418
			117,352
Taiwan (3.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,778,000	92,600
United Kingdom (8.8%)
	Shell plc	1,496,330	38,826
	AstraZeneca plc	250,991	33,111
*,3,4	The Brandtech Group LLC PP (Acquired 9/23/15, Cost $5,200)	3,903,901	31,739
*	Ocado Group plc	2,924,862	27,882
	GlaxoSmithKline plc	854,906	18,425
	Reckitt Benckiser Group plc	244,234	18,369
	HSBC Holdings plc	2,443,716	15,964
	National Grid plc	1,072,551	13,783
	Diageo plc	303,852	13,124
	Bunzl plc	289,349	9,610
	Burberry Group plc	466,020	9,349
	Vodafone Group plc	5,767,786	8,968
	RELX plc	312,759	8,492
	Whitbread plc	184,091	5,582
			253,224
United States (10.2%)
*	Moderna Inc.	603,425	86,199
*	MercadoLibre Inc.	123,270	78,507
*	Tesla Inc.	87,318	58,802
*	Illumina Inc.	245,863	45,327
*	Booking Holdings Inc.	5,698	9,966
*	Lululemon Athletica Inc.	26,705	7,280
*,1	Oatly Group AB ADR	1,376,931	4,764
		Shares	Market Value• ($000)
*	Meli Kaszek Pioneer Corp. Class A	115,328	1,142
			291,987
Total Common Stocks (Cost $2,790,755)			2,770,818
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[5,6]	Vanguard Market Liquidity Fund, 1.417% (Cost $109,916)	1,099,227	109,890
Total Investments (100.2%) (Cost $2,900,671)			2,880,708
Other Assets and Liabilities—Net (-0.2%)			(5,161)
Net Assets (100%)			2,875,547
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,431,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $224,732,000, representing 7.8% of net assets.
3	Restricted securities totaling $37,234,000, representing 1.3% of net assets.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $14,091,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2022	622	57,740	(901)
MSCI Emerging Markets Index	September 2022	529	26,522	(189)
				(1,090)

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Statement of Assets and Liabilities
As of June 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,790,755)	2,770,818
Affiliated Issuers (Cost $109,916)	109,890
Total Investments in Securities	2,880,708
Investment in Vanguard	111
Cash	3,216
Cash Collateral Pledged—Futures Contracts	4,568
Foreign Currency, at Value (Cost $1,119)	1,058
Receivables for Investment Securities Sold	468
Receivables for Accrued Income	6,359
Receivables for Capital Shares Issued	529
Other Assets	48
Total Assets	2,897,065
Liabilities
Payables for Investment Securities Purchased	4,402
Collateral for Securities on Loan	14,091
Payables to Investment Advisor	1,684
Payables for Capital Shares Redeemed	483
Payables to Vanguard	226
Variation Margin Payable—Futures Contracts	413
Deferred Foreign Capital Gains Taxes	219
Total Liabilities	21,518
Net Assets	2,875,547
1 Includes $9,431 of securities on loan.
At June 30, 2022, net assets consisted of:

Paid-in Capital	2,818,616
Total Distributable Earnings (Loss)	56,931
Net Assets	2,875,547

Net Assets
Applicable to 129,313,951 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,875,547
Net Asset Value Per Share	$22.24

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	31,944
Interest[2]	256
Securities Lending—Net	322
Total Income	32,522
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,588
Performance Adjustment	1,019
The Vanguard Group—Note C
Management and Administrative	2,922
Marketing and Distribution	148
Custodian Fees	102
Shareholders’ Reports	7
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	6,794
Net Investment Income	25,728
Realized Net Gain (Loss)
Investment Securities Sold[2]	77,409
Futures Contracts	(19,072)
Foreign Currencies	(399)
Realized Net Gain (Loss)	57,938
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	(1,378,076)
Futures Contracts	(2,773)
Foreign Currencies	(349)
Change in Unrealized Appreciation (Depreciation)	(1,381,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,297,532)
1	Dividends are net of foreign withholding taxes of $3,257,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $252,000, ($23,000), and ($10,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,059,000).

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,728	39,636
Realized Net Gain (Loss)	57,938	1,457,108
Change in Unrealized Appreciation (Depreciation)	(1,381,198)	(1,517,665)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,297,532)	(20,921)
Distributions
Total Distributions	(657,944)	(424,362)
Capital Share Transactions
Issued	244,897	808,340
Issued in Lieu of Cash Distributions	657,944	424,362
Redeemed	(318,318)	(2,438,174)
Net Increase (Decrease) from Capital Share Transactions	584,523	(1,205,472)
Total Increase (Decrease)	(1,370,953)	(1,650,755)
Net Assets
Beginning of Period	4,246,500	5,897,255
End of Period	2,875,547	4,246,500

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$39.70	$43.57	$29.00	$23.14	$27.34	$19.54
Investment Operations
Net Investment Income[1]	.219	.345	.158	.371	.367	.224
Net Realized and Unrealized Gain (Loss) on Investments	(11.385)	(1.007)	15.535	6.692	(3.644)	7.992
Total from Investment Operations	(11.166)	(.662)	15.693	7.063	(3.277)	8.216
Distributions
Dividends from Net Investment Income	(.398)	(.123)	(.397)	(.378)	(.212)	(.258)
Distributions from Realized Capital Gains	(5.896)	(3.085)	(.726)	(.825)	(.711)	(.158)
Total Distributions	(6.294)	(3.208)	(1.123)	(1.203)	(.923)	(.416)
Net Asset Value, End of Period	$22.24	$39.70	$43.57	$29.00	$23.14	$27.34
Total Return	-30.99%	-1.54%	57.58%	31.22%	-12.61%	42.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,876	$4,247	$5,897	$4,023	$3,109	$3,198
Ratio of Total Expenses to Average Net Assets[2]	0.41%	0.38%	0.38%	0.38%	0.37%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.54%	0.81%	0.49%	1.43%	1.36%	0.93%
Portfolio Turnover Rate	9%	21%[3]	22%	14%	16%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.06%, 0.04%, 0.04%, 0.04%, 0.03%, and 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
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International Portfolio
Notes to Financial Statements
The International Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.The portfolio invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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International Portfolio
generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the portfolio’s understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for
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International Portfolio
previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard manages the cash reserves of the portfolio as described below.
For the six months ended June 30, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before a net increase of $1,019,000 (0.06%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $111,000, representing less than 0.01% of the portfolio’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	364,023	—	—	364,023
Common Stocks—Other	173,038	2,196,523	37,234	2,406,795
Temporary Cash Investments	109,890	—	—	109,890
Total	646,951	2,196,523	37,234	2,880,708
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,090	—	—	1,090
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key
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International Portfolio
inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.
The following table summarizes changes in investments and derivatives valued based on Level 3 inputs during the six months ended June 30, 2022. Transfers, if any, into or out of Level 3 are recognized based on values as of the beginning of the period.
Amount Valued Based on Level 3 Inputs	Investments in Common Stocks ($000)
Balance as of December 31, 2021	42,682
Change in Unrealized Appreciation (Depreciation)	(5,448)
Balance as of June 30, 2022	37,234
Net change in unrealized appreciation (depreciation) from investments and derivatives still held as of June 30, 2022, was ($5,448,000).
The following table provides quantitative information about the significant unobservable inputs used in fair value measurements as of June 30, 2022.
Security Type	Fair Value at 6/30/2022 ($000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Avg.
Common Stocks	31,739	Comparable Companies & Recent Transaction	Reorganized Capitalization Structure/Indicative Offer	$2.843 billion
	5,495	Recent Transaction	Transaction Price	$286.619
Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement at June 30, 2022.
E.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,901,873
Gross Unrealized Appreciation	542,354
Gross Unrealized Depreciation	(564,609)
Net Unrealized Appreciation (Depreciation)	(22,255)
F.	During the six months ended June 30, 2022, the portfolio purchased $305,653,000 of investment securities and sold $330,617,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	8,523	18,577
Issued in Lieu of Cash Distributions	24,242	10,657
Redeemed	(10,403)	(57,631)
Net Increase (Decrease) in Shares Outstanding	22,362	(28,397)
At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 33% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
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International Portfolio
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
12

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Variable Insurance Funds International Portfolio has renewed the portfolio’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. (Schroder Ltd.). The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the portfolio since 2003.
Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), has been in existence for more than 200 years and has investment management experience dating back to 1926. Schroder uses fundamental research to identify quality growth stocks with sustainable competitive advantages selling at attractive valuations. Bottom-up research is conducted within the context of key structural trends shaping the global economy or a given industry that will drive a company’s future growth prospects. The Schroder portfolio’s holdings are classified as either “core” or “opportunistic.” Core holdings generally constitute two-thirds of the Schroder portfolio and tend to be longer-term holdings because of competitive advantages that can support above-average growth rates for an extended period. Opportunistic holdings tend to be shorter-term and more cyclical in nature. Schroder Inc. has advised the portfolio since its inception in 1994, and its affiliate Schroder Ltd. has sub-advised the portfolio since 2003.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
13

Investment performance
The board considered the short- and long-term performance of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rates negotiated with Baillie Gifford and Schroder without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangements again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the International Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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Q692I 082022

Semiannual Report  |  June 30, 2022
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	14
Liquidity Risk Management	15

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2022
Mid-Cap Index Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$777.20	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.95	0.85
The calculations are based on expenses incurred in the most recent six-month period. The portfolio's annualized six-month expense ratio for that period is 0.17%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Mid-Cap Index Portfolio
Portfolio Allocation
As of June 30, 2022
Basic Materials	4.1%
Consumer Discretionary	12.5
Consumer Staples	5.4
Energy	6.1
Financials	12.1
Health Care	11.0
Industrials	14.2
Real Estate	10.3
Technology	15.1
Telecommunications	1.8
Utilities	7.4
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
2

Mid-Cap Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (4.1%)
	International Flavors & Fragrances Inc.	95,055	11,323
	Fastenal Co.	214,702	10,718
	Nucor Corp.	99,253	10,363
	Albemarle Corp.	43,646	9,121
	LyondellBasell Industries NV Class A	97,797	8,554
	CF Industries Holdings Inc.	77,794	6,669
	Mosaic Co.	135,000	6,376
	International Paper Co.	138,352	5,787
	FMC Corp.	47,006	5,030
	Avery Dennison Corp.	30,490	4,936
	Eastman Chemical Co.	48,125	4,320
	Celanese Corp.	36,367	4,277
	Westlake Corp.	5,947	583
			88,057
Consumer Discretionary (12.5%)
*	Dollar Tree Inc.	79,944	12,459
*	Aptiv plc	101,051	9,001
*	Copart Inc.	79,830	8,674
	Tractor Supply Co.	41,713	8,086
*	Southwest Airlines Co.	221,200	7,990
*	AutoZone Inc.	3,694	7,939
	DR Horton Inc.	118,139	7,820
*	Ulta Beauty Inc.	19,472	7,506
*	Take-Two Interactive Software Inc.	60,497	7,413
	Genuine Parts Co.	52,783	7,020
*	Delta Air Lines Inc.	239,100	6,927
*	Trade Desk Inc. Class A	164,900	6,908
	Lennar Corp. Class A	95,292	6,725
*	Chipotle Mexican Grill Inc.	4,948	6,468
	Hilton Worldwide Holdings Inc.	51,900	5,784
	VF Corp.	130,785	5,777
	Garmin Ltd.	57,746	5,674
*	CarMax Inc.	59,977	5,427
*	Expedia Group Inc.	56,549	5,363
	Darden Restaurants Inc.	46,494	5,259
	Domino's Pizza Inc.	13,459	5,245
	Best Buy Co. Inc.	75,530	4,924
	Omnicom Group Inc.	76,844	4,888
	Paramount Global Class B	194,041	4,789
*	NVR Inc.	1,163	4,657
*	Live Nation Entertainment Inc.	55,319	4,568
	LKQ Corp.	89,638	4,400
	eBay Inc.	104,400	4,350
*	United Airlines Holdings Inc.	122,004	4,321
	Advance Auto Parts Inc.	22,686	3,927
	Hasbro Inc.	46,788	3,831
	Fox Corp. Class A	115,100	3,702
	MGM Resorts International	127,196	3,682
*	ROBLOX Corp. Class A	111,200	3,654
	PulteGroup Inc.	88,628	3,512
*	Etsy Inc.	47,400	3,470
*	Burlington Stores Inc.	24,660	3,359
	Whirlpool Corp.	20,916	3,239
	Rollins Inc.	91,817	3,206
	BorgWarner Inc.	89,340	2,981
*	Caesars Entertainment Inc.	76,000	2,911
	News Corp. Class A	184,821	2,880
		Shares	Market Value• ($000)
*	Royal Caribbean Cruises Ltd.	80,843	2,822
*	Carnival Corp.	313,716	2,714
	Pool Corp.	7,100	2,494
*	Las Vegas Sands Corp.	64,100	2,153
*	Liberty Media Corp.-Liberty SiriusXM Class C	57,736	2,081
	Interpublic Group of Cos. Inc.	73,601	2,026
*,1	Lucid Group Inc.	109,543	1,880
[1]	Sirius XM Holdings Inc.	294,600	1,806
	Fox Corp. Class B	56,168	1,668
	Vail Resorts Inc.	7,552	1,647
*	American Airlines Group Inc.	120,551	1,529
*,1	GameStop Corp. Class A	12,100	1,480
	Lear Corp.	11,129	1,401
*,1	AMC Entertainment Holdings Inc. Class A	96,200	1,304
*	Chewy Inc. Class A	33,320	1,157
	Bath & Body Works Inc.	42,200	1,136
*	Wynn Resorts Ltd.	19,450	1,108
	Warner Music Group Corp. Class A	43,267	1,054
*	Liberty Media Corp.-Liberty SiriusXM Class A	28,745	1,036
*	Endeavor Group Holdings Inc. Class A	47,626	979
*	Lyft Inc. Class A	53,798	714
*	Wayfair Inc. Class A	14,013	610
*	Carvana Co.	18,700	422
	Lennar Corp. Class B	6,899	405
	Paramount Global Class A	2,790	76
	News Corp. Class B	3,475	55
			266,473
Consumer Staples (5.4%)
	Corteva Inc.	270,669	14,654
	Kroger Co.	241,904	11,449
	Tyson Foods Inc. Class A	108,715	9,356
	McKesson Corp.	27,100	8,840
	Church & Dwight Co. Inc.	90,630	8,398
	AmerisourceBergen Corp.	58,624	8,294
	Archer-Daniels-Midland Co.	104,900	8,140
	McCormick & Co. Inc. (Non-Voting)	93,326	7,769
	Kellogg Co.	94,420	6,736
	Clorox Co.	46,011	6,487
	Conagra Brands Inc.	179,314	6,140
	J M Smucker Co.	38,380	4,913
	Hormel Foods Corp.	101,687	4,816
	Campbell Soup Co.	73,058	3,511
	Lamb Weston Holdings Inc.	27,013	1,930
	Molson Coors Beverage Co. Class B	33,608	1,832
	Albertsons Cos. Inc. Class A	28,600	764
*	Olaplex Holdings Inc.	36,158	510
			114,539
Energy (6.1%)
	Devon Energy Corp.	246,200	13,568
	Cheniere Energy Inc.	85,320	11,350
	Hess Corp.	104,536	11,075
	Baker Hughes Co.	367,312	10,604
*	Enphase Energy Inc.	50,400	9,840
	Halliburton Co.	302,855	9,498
	ONEOK Inc.	166,682	9,251
	Occidental Petroleum Corp.	139,800	8,231
	Valero Energy Corp.	76,100	8,088
	Diamondback Energy Inc.	66,200	8,020
	Coterra Energy Inc.	285,500	7,363
3

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Phillips 66	89,700	7,355
	Williams Cos. Inc.	227,164	7,090
*	Plug Power Inc.	215,600	3,572
	Marathon Oil Corp.	132,100	2,970
	Continental Resources Inc.	20,400	1,333
			129,208
Financials (12.0%)
	Arthur J Gallagher & Co.	78,400	12,782
	MSCI Inc.	28,829	11,882
	M&T Bank Corp.	66,886	10,661
	Discover Financial Services	104,832	9,915
	Ameriprise Financial Inc.	40,992	9,743
	First Republic Bank	67,030	9,666
*	SVB Financial Group	21,967	8,677
	Fifth Third Bancorp	255,966	8,601
	Willis Towers Watson plc	41,567	8,205
	Hartford Financial Services Group Inc.	122,712	8,029
	State Street Corp.	130,109	8,021
	American International Group Inc.	147,800	7,557
	Northern Trust Corp.	73,830	7,123
	Cincinnati Financial Corp.	56,904	6,770
	Citizens Financial Group Inc.	184,750	6,594
	Nasdaq Inc.	43,026	6,563
	Regions Financial Corp.	348,493	6,534
	Raymond James Financial Inc.	72,887	6,517
	Huntington Bancshares Inc.	537,433	6,465
	Principal Financial Group Inc.	94,164	6,289
	Broadridge Financial Solutions Inc.	43,692	6,228
*	Markel Corp.	4,814	6,226
*	Arch Capital Group Ltd.	133,148	6,057
	KeyCorp	347,636	5,990
	Apollo Global Management Inc.	117,799	5,711
	FactSet Research Systems Inc.	14,157	5,444
	W R Berkley Corp.	74,134	5,060
	Loews Corp.	78,133	4,630
	Cboe Global Markets Inc.	39,570	4,479
	Everest Re Group Ltd.	14,724	4,127
	Ally Financial Inc.	114,408	3,834
	Equitable Holdings Inc.	142,013	3,702
	Fidelity National Financial Inc.	99,444	3,676
	Annaly Capital Management Inc.	581,790	3,438
	MarketAxess Holdings Inc.	13,326	3,412
	Ares Management Corp. Class A	57,500	3,269
	Tradeweb Markets Inc. Class A	40,100	2,737
	Franklin Resources Inc.	111,747	2,605
*,1	Coinbase Global Inc. Class A	51,900	2,440
*	Alleghany Corp.	2,397	1,997
	Interactive Brokers Group Inc. Class A	34,750	1,912
	Globe Life Inc.	16,607	1,619
	Lincoln National Corp.	28,736	1,344
[1]	Rocket Cos. Inc. Class A	42,100	310
			256,841
Health Care (11.0%)
*	Centene Corp.	218,160	18,458
*	IQVIA Holdings Inc.	70,573	15,314
	ResMed Inc.	54,584	11,442
*	Dexcom Inc.	146,400	10,911
*	Veeva Systems Inc. Class A	52,138	10,325
*	Seagen Inc.	51,544	9,120
	West Pharmaceutical Services Inc.	27,600	8,345
	Zimmer Biomet Holdings Inc.	78,226	8,218
	Laboratory Corp. of America Holdings	34,720	8,137
	STERIS plc	37,400	7,710
*	Avantor Inc.	226,000	7,029
*	Horizon Therapeutics plc	85,700	6,835
*	Catalent Inc.	63,600	6,824
	PerkinElmer Inc.	47,100	6,699
*	Alnylam Pharmaceuticals Inc.	45,033	6,568
		Shares	Market Value• ($000)
*	Hologic Inc.	92,989	6,444
	Quest Diagnostics Inc.	43,792	5,823
	Cooper Cos. Inc.	18,407	5,764
*	BioMarin Pharmaceutical Inc.	69,014	5,719
*	Insulet Corp.	25,900	5,645
*	IDEXX Laboratories Inc.	15,706	5,509
	Royalty Pharma plc Class A	129,804	5,457
*	Incyte Corp.	70,181	5,332
	Cardinal Health Inc.	101,623	5,312
	Viatris Inc.	453,257	4,746
	Teleflex Inc.	17,518	4,307
*	ABIOMED Inc.	16,155	3,998
*	Henry Schein Inc.	51,490	3,951
*	Bio-Rad Laboratories Inc. Class A	7,853	3,887
*	Align Technology Inc.	14,700	3,479
*	Elanco Animal Health Inc.	167,940	3,297
	DENTSPLY SIRONA Inc.	80,373	2,872
*	Exact Sciences Corp.	65,748	2,590
	Universal Health Services Inc. Class B	23,763	2,393
*	Charles River Laboratories International Inc.	9,500	2,033
*	DaVita Inc.	21,128	1,689
*	Teladoc Health Inc.	27,100	900
*	agilon health Inc.	37,876	827
			233,909
Industrials (14.1%)
	Cintas Corp.	32,481	12,133
	Carrier Global Corp.	316,405	11,283
*	TransDigm Group Inc.	19,292	10,353
	Verisk Analytics Inc.	58,921	10,199
	Old Dominion Freight Line Inc.	38,005	9,740
*	Mettler-Toledo International Inc.	8,456	9,714
	PACCAR Inc.	116,773	9,615
	AMETEK Inc.	86,122	9,464
*	Keysight Technologies Inc.	67,120	9,252
	Rockwell Automation Inc.	43,374	8,645
	Equifax Inc.	45,621	8,339
	Ball Corp.	119,242	8,200
	WW Grainger Inc.	17,163	7,799
*	Waters Corp.	22,428	7,423
	Fortive Corp.	133,711	7,271
	Vulcan Materials Co.	49,612	7,050
	Martin Marietta Materials Inc.	23,216	6,947
*	Teledyne Technologies Inc.	17,500	6,564
	Dover Corp.	53,843	6,532
*	United Rentals Inc.	26,678	6,480
	Ingersoll Rand Inc.	151,312	6,367
	Expeditors International of Washington Inc.	62,618	6,103
	Jacobs Engineering Group Inc.	47,980	6,100
	Stanley Black & Decker Inc.	56,300	5,904
*	FleetCor Technologies Inc.	27,457	5,769
*	Zebra Technologies Corp. Class A	19,560	5,750
	TransUnion	71,803	5,744
	Otis Worldwide Corp.	78,796	5,569
*	Trimble Inc.	93,204	5,427
	Westinghouse Air Brake Technologies Corp.	64,755	5,315
	Xylem Inc.	67,168	5,251
	Synchrony Financial	187,200	5,170
*	Generac Holdings Inc.	23,800	5,012
	JB Hunt Transport Services Inc.	31,269	4,924
	Textron Inc.	80,318	4,905
	CH Robinson Worldwide Inc.	47,490	4,814
	Packaging Corp. of America	34,908	4,800
	Masco Corp.	88,028	4,454
	Crown Holdings Inc.	45,863	4,227
*	Bill.com Holdings Inc.	36,900	4,057
	Snap-on Inc.	19,857	3,912
	Westrock Co.	95,003	3,785
	Fortune Brands Home & Security Inc.	48,776	2,921
	HEICO Corp. Class A	27,399	2,887

4

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Jack Henry & Associates Inc.	13,560	2,441
	HEICO Corp.	15,369	2,015
	Hubbell Inc. Class B	10,032	1,792
	Cognex Corp.	30,741	1,307
*	Mohawk Industries Inc.	10,119	1,256
*	Affirm Holdings Inc. Class A	33,723	609
			301,590
Real Estate (10.3%)
	Realty Income Corp.	224,512	15,325
	Welltower Inc.	169,314	13,943
	Digital Realty Trust Inc.	106,175	13,785
	SBA Communications Corp.	40,205	12,868
	VICI Properties Inc.	359,300	10,704
	AvalonBay Communities Inc.	52,159	10,132
	Equity Residential	133,236	9,622
	Weyerhaeuser Co.	277,721	9,198
*	CoStar Group Inc.	147,740	8,925
	Alexandria Real Estate Equities Inc.	60,883	8,830
*	CBRE Group Inc. Class A	115,819	8,525
	Extra Space Storage Inc.	50,092	8,522
	Invitation Homes Inc.	227,674	8,101
	Duke Realty Corp.	143,399	7,880
	Ventas Inc.	149,200	7,673
	Mid-America Apartment Communities Inc.	43,038	7,517
	Sun Communities Inc.	45,388	7,233
	Essex Property Trust Inc.	24,328	6,362
	WP Carey Inc.	71,927	5,960
	Simon Property Group Inc.	61,333	5,822
	UDR Inc.	118,750	5,467
	Camden Property Trust	39,730	5,343
	Iron Mountain Inc.	108,463	5,281
	Healthpeak Properties Inc.	201,209	5,213
	Boston Properties Inc.	52,574	4,678
	Host Hotels & Resorts Inc.	133,258	2,089
*	Zillow Group Inc. Class C	60,500	1,921
	Regency Centers Corp.	32,199	1,910
*	Zillow Group Inc. Class A	15,600	496
			219,325
Technology (15.0%)
*	Synopsys Inc.	57,061	17,329
*	Cadence Design Systems Inc.	102,845	15,430
	Amphenol Corp. Class A	223,352	14,379
	Microchip Technology Inc.	206,878	12,015
*	Palo Alto Networks Inc.	18,566	9,170
*	Datadog Inc. Class A	95,000	9,048
	Corning Inc.	283,545	8,935
*	Twitter Inc.	228,077	8,528
*	ON Semiconductor Corp.	162,100	8,155
	CDW Corp.	50,462	7,951
*	ANSYS Inc.	32,442	7,763
*	Match Group Inc.	106,504	7,422
*	Fortinet Inc.	127,250	7,200
	Marvell Technology Inc.	158,638	6,906
*	Gartner Inc.	28,537	6,901
	Hewlett Packard Enterprise Co.	484,768	6,428
	Monolithic Power Systems Inc.	16,563	6,361
*	MongoDB Inc.	24,157	6,269
*	EPAM Systems Inc.	20,300	5,984
*	Palantir Technologies Inc. Class A	653,420	5,927
*	VeriSign Inc.	34,731	5,812
	Skyworks Solutions Inc.	60,029	5,561
*	Akamai Technologies Inc.	59,752	5,457
	Seagate Technology Holdings plc	76,090	5,436
	NetApp Inc.	83,180	5,427
*	Twilio Inc. Class A	64,100	5,372
*	Paycom Software Inc.	19,092	5,348
	Teradyne Inc.	59,700	5,346
*	Splunk Inc.	59,987	5,306
		Shares	Market Value• ($000)
*	Western Digital Corp.	116,828	5,237
*	Tyler Technologies Inc.	15,500	5,153
*	HubSpot Inc.	17,000	5,111
*	Okta Inc.	56,177	5,078
*	Zscaler Inc.	31,600	4,725
	SS&C Technologies Holdings Inc.	80,961	4,701
	Citrix Systems Inc.	47,253	4,592
	NortonLifeLock Inc.	205,163	4,505
*	DocuSign Inc.	74,568	4,279
*	GoDaddy Inc. Class A	60,397	4,201
*	Cloudflare Inc. Class A	94,400	4,130
*	Pinterest Inc. Class A	214,504	3,895
*	Qorvo Inc.	39,578	3,733
*	Black Knight Inc.	55,485	3,628
*	ZoomInfo Technologies Inc. Class A	105,188	3,496
*	DoorDash Inc. Class A	47,800	3,067
*	Unity Software Inc.	77,798	2,865
	Bentley Systems Inc. Class B	82,418	2,745
	Leidos Holdings Inc.	25,500	2,568
*	Snap Inc. Class A	192,900	2,533
*,1	AppLovin Corp. Class A	67,133	2,312
*	IAC/InterActiveCorp	29,770	2,262
*	UiPath Inc. Class A	111,911	2,036
*	F5 Inc.	11,231	1,719
*	Zendesk Inc.	22,800	1,689
*	Dropbox Inc. Class A	51,686	1,085
*	RingCentral Inc. Class A	15,790	825
*	Coupa Software Inc.	14,100	805
*	Toast Inc. Class A	44,880	581
*	Qualtrics International Inc. Class A	35,434	443
			321,165
Telecommunications (1.8%)
	Motorola Solutions Inc.	62,431	13,085
*	Arista Networks Inc.	86,260	8,086
*	Liberty Broadband Corp. Class C	48,739	5,636
	Lumen Technologies Inc.	385,587	4,207
*	Roku Inc.	44,796	3,680
	Juniper Networks Inc.	60,239	1,717
*	DISH Network Corp. Class A	92,431	1,657
*	Liberty Broadband Corp. Class A	7,186	816
			38,884
Utilities (7.4%)
	Consolidated Edison Inc.	132,139	12,566
	Waste Connections Inc.	95,987	11,899
	WEC Energy Group Inc.	117,663	11,842
	Eversource Energy	128,584	10,862
	American Water Works Co. Inc.	67,762	10,081
	Edison International	142,241	8,995
	Ameren Corp.	96,306	8,702
	Entergy Corp.	75,856	8,544
*	PG&E Corp.	781,567	7,800
	DTE Energy Co.	61,396	7,782
	FirstEnergy Corp.	202,278	7,765
	PPL Corp.	274,567	7,449
	CMS Energy Corp.	108,299	7,310
	CenterPoint Energy Inc.	234,995	6,951
	Evergy Inc.	85,665	5,590
	Alliant Energy Corp.	93,498	5,480
	AES Corp.	249,223	5,236
	NiSource Inc.	151,293	4,462
	Vistra Corp.	161,226	3,684
	Constellation Energy Corp.	61,000	3,493
	Avangrid Inc.	28,845	1,330
			157,823
Total Common Stocks (Cost $1,910,667)			2,127,814

5

Mid-Cap Index Portfolio
	Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund, 1.417% (Cost $15,576)	155,788	15,574
Total Investments (100.4%) (Cost $1,926,243)		2,143,388
Other Assets and Liabilities—Net (-0.4%)		(8,267)
Net Assets (100%)		2,135,121
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,845,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,304,000 was received for securities on loan, of which $7,135,000 is held in Vanguard Market Liquidity Fund and $169,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	34	2,904	(102)
E-mini S&P 500 Index	September 2022	22	4,168	(84)
E-mini S&P Mid-Cap 400 Index	September 2022	11	2,495	(78)
				(264)
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,910,667)	2,127,814
Affiliated Issuers (Cost $15,576)	15,574
Total Investments in Securities	2,143,388
Investment in Vanguard	85
Cash	169
Cash Collateral Pledged—Futures Contracts	360
Receivables for Investment Securities Sold	273
Receivables for Accrued Income	2,648
Receivables for Capital Shares Issued	1,066
Total Assets	2,147,989
Liabilities
Due to Custodian	254
Payables for Investment Securities Purchased	4,611
Collateral for Securities on Loan	7,304
Payables for Capital Shares Redeemed	498
Payables to Vanguard	149
Variation Margin Payable—Futures Contracts	52
Total Liabilities	12,868
Net Assets	2,135,121
1 Includes $6,845 of securities on loan.
At June 30, 2022, net assets consisted of:

Paid-in Capital	1,863,478
Total Distributable Earnings (Loss)	271,643
Net Assets	2,135,121

Net Assets
Applicable to 104,287,400 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,135,121
Net Asset Value Per Share	$20.47
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Index Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	15,590
Interest[2]	7
Securities Lending—Net	161
Total Income	15,758
Expenses
The Vanguard Group—Note B
Investment Advisory Services	170
Management and Administrative	1,745
Marketing and Distribution	87
Custodian Fees	25
Shareholders’ Reports	37
Trustees’ Fees and Expenses	1
Other Expenses	4
Total Expenses	2,069
Net Investment Income	13,689
Realized Net Gain (Loss)
Investment Securities Sold[2]	43,858
Futures Contracts	(569)
Realized Net Gain (Loss)	43,289
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(670,364)
Futures Contracts	(371)
Change in Unrealized Appreciation (Depreciation)	(670,735)
Net Increase (Decrease) in Net Assets Resulting from Operations	(613,757)
1	Dividends are net of foreign withholding taxes of $7,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $7,000, less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mid-Cap Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,689	26,207
Realized Net Gain (Loss)	43,289	249,942
Change in Unrealized Appreciation (Depreciation)	(670,735)	266,299
Net Increase (Decrease) in Net Assets Resulting from Operations	(613,757)	542,448
Distributions
Total Distributions	(277,011)	(190,939)
Capital Share Transactions
Issued	146,383	357,264
Issued in Lieu of Cash Distributions	277,011	190,939
Redeemed	(178,452)	(359,789)
Net Increase (Decrease) from Capital Share Transactions	244,942	188,414
Total Increase (Decrease)	(645,826)	539,923
Net Assets
Beginning of Period	2,780,947	2,241,024
End of Period	2,135,121	2,780,947
See accompanying Notes, which are an integral part of the Financial Statements.
9

Mid-Cap Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$29.48	$25.77	$24.03	$20.23	$23.72	$21.11
Investment Operations
Net Investment Income[1]	.138	.284	.325[2]	.334	.343	.292
Net Realized and Unrealized Gain (Loss) on Investments	(6.193)	5.642	3.047	5.621	(2.386)	3.575
Total from Investment Operations	(6.055)	5.926	3.372	5.955	(2.043)	3.867
Distributions
Dividends from Net Investment Income	(.282)	(.318)	(.344)	(.350)	(.286)	(.270)
Distributions from Realized Capital Gains	(2.673)	(1.898)	(1.288)	(1.805)	(1.161)	(.987)
Total Distributions	(2.955)	(2.216)	(1.632)	(2.155)	(1.447)	(1.257)
Net Asset Value, End of Period	$20.47	$29.48	$25.77	$24.03	$20.23	$23.72
Total Return	-22.28%	24.36%	18.07%	30.87%	-9.33%	19.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,135	$2,781	$2,241	$2,155	$1,621	$1,804
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.03%	1.50%[2]	1.49%	1.49%	1.32%
Portfolio Turnover Rate	8%	20%	28%	21%	21%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.036 and 0.17%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Mid-Cap Index Portfolio
Notes to Financial Statements
The Mid-Cap Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of
11

Mid-Cap Index Portfolio
prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $85,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
12

Mid-Cap Index Portfolio
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,926,803
Gross Unrealized Appreciation	484,354
Gross Unrealized Depreciation	(268,033)
Net Unrealized Appreciation (Depreciation)	216,321
E.  During the six months ended June 30, 2022, the portfolio purchased $205,054,000 of investment securities and sold $224,009,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $15,062,000 and sales were $61,119,000, resulting in net realized loss of $29,022,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	5,853	12,978
Issued in Lieu of Cash Distributions	11,188	7,500
Redeemed	(7,095)	(13,103)
Net Increase (Decrease) in Shares Outstanding	9,946	7,375
At June 30, 2022, one shareholder, (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 36% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
13

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Mid-Cap Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
15

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Q692MC 082022

Semiannual Report  |  June 30, 2022
Vanguard Variable Insurance Funds
Moderate Allocation Portfolio

Contents
About Your Portfolio's Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Moderate Allocation Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Moderate Allocation Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2022
Moderate Allocation Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$838.50	$0.55
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.20	0.60
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying portfolio's annualized expense figure for that period is 0.12%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Moderate Allocation Portfolio
Underlying Vanguard Funds
As of June 30, 2022
Vanguard Variable Insurance Funds—Equity Index Portfolio	30.0%
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	28.6
Vanguard Total International Stock Index Fund Admiral Shares	23.6
Vanguard Total International Bond Index Fund Admiral Shares	12.5
Vanguard Extended Market Index Fund Admiral Shares	5.3
The table reflects the portfolio's investments, except for short-term investments.
2

Moderate Allocation Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (35.2%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	3,731,347	185,187
Vanguard Extended Market Index Fund Admiral Shares	328,282	32,657
		217,844
International Stock Fund (23.6%)
Vanguard Total International Stock Index Fund Admiral Shares	5,283,279	145,977
U.S. Bond Fund (28.7%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	16,640,667	177,057
International Bond Fund (12.5%)
Vanguard Total International Bond Index Fund Admiral Shares	3,899,246	77,127
Total Investment Companies (Cost $636,958)		618,005
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 1.417% (Cost $—)	2	—
Total Investments (100.0%) (Cost $636,958)		618,005
Other Assets and Liabilities—Net (0.0%)		30
Net Assets (100%)		618,035
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Moderate Allocation Portfolio
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $636,958)	618,005
Receivables for Investment Securities Sold	25
Receivables for Accrued Income	65
Receivables for Capital Shares Issued	59
Total Assets	618,154
Liabilities
Due to Custodian	25
Payables for Investment Securities Purchased	65
Payables for Capital Shares Redeemed	29
Total Liabilities	119
Net Assets	618,035
At June 30, 2022, net assets consisted of:

Paid-in Capital	616,979
Total Distributable Earnings (Loss)	1,056
Net Assets	618,035

Net Assets
Applicable to 23,254,665 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	618,035
Net Asset Value Per Share	$26.58
See accompanying Notes, which are an integral part of the Financial Statements.
4

Moderate Allocation Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	8,712
Net Investment Income—Note B	8,712
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	10,032
Affiliated Funds Sold	2,040
Futures Contracts	(15)
Realized Net Gain (Loss)	12,057
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(140,508)
Net Increase (Decrease) in Net Assets Resulting from Operations	(119,739)
See accompanying Notes, which are an integral part of the Financial Statements.
5

Moderate Allocation Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,712	14,770
Realized Net Gain (Loss)	12,057	29,914
Change in Unrealized Appreciation (Depreciation)	(140,508)	22,282
Net Increase (Decrease) in Net Assets Resulting from Operations	(119,739)	66,966
Distributions
Total Distributions	(44,976)	(34,631)
Capital Share Transactions
Issued	33,917	87,803
Issued in Lieu of Cash Distributions	44,976	34,631
Redeemed	(37,655)	(93,222)
Net Increase (Decrease) from Capital Share Transactions	41,238	29,212
Total Increase (Decrease)	(123,477)	61,547
Net Assets
Beginning of Period	741,512	679,965
End of Period	618,035	741,512
See accompanying Notes, which are an integral part of the Financial Statements.
6

Moderate Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$33.89	$32.45	$30.12	$26.46	$29.35	$26.67
Investment Operations
Net Investment Income[1]	.386	.691	.552	.720	.634	.657
Capital Gain Distributions Received[1]	.444	.470	.184	.199	.148	.309
Net Realized and Unrealized Gain (Loss) on Investments	(6.071)	1.977	2.976	4.106	(2.142)	2.863
Total from Investment Operations	(5.241)	3.138	3.712	5.025	(1.360)	3.829
Distributions
Dividends from Net Investment Income	(.723)	(.496)	(.720)	(.657)	(.577)	(.545)
Distributions from Realized Capital Gains	(1.346)	(1.202)	(.662)	(.708)	(.953)	(.604)
Total Distributions	(2.069)	(1.698)	(1.382)	(1.365)	(1.530)	(1.149)
Net Asset Value, End of Period	$26.58	$33.89	$32.45	$30.12	$26.46	$29.35
Total Return	-16.15%	10.07%	13.77%	19.53%	-4.94%	14.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$618	$742	$680	$532	$400	$394
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.63%	2.09%	1.89%	2.54%	2.25%	2.36%
Portfolio Turnover Rate	4%	10%	26%	13%	20%	21%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Moderate Allocation Portfolio
Notes to Financial Statements
The Moderate Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2022.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an
8

Moderate Allocation Portfolio
agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2022, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	637,024
Gross Unrealized Appreciation	32,504
Gross Unrealized Depreciation	(51,523)
Net Unrealized Appreciation (Depreciation)	(19,019)
9

Moderate Allocation Portfolio
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	1,122	2,654
Issued in Lieu of Cash Distributions	1,503	1,101
Redeemed	(1,247)	(2,832)
Net Increase (Decrease) in Shares Outstanding	1,378	923
At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 69% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2022 Market Value ($000)
Vanguard Extended Market Index Fund	44,293	1,050	—	—	(12,686)	98	—	32,657
Vanguard Market Liquidity Fund	28	NA1	NA1	—	(1)	—	—	—
Vanguard Total International Bond Index Fund	88,552	1,602	4,004	(118)	(8,905)	365	—	77,127
Vanguard Total International Stock Index Fund	177,024	6,257	3,486	661	(34,479)	1,901	—	145,977
Vanguard Variable Insurance Funds—Equity Index Portfolio	224,272	21,762	4,583	1,880	(58,144)	2,603	8,703	185,187
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	206,838	15,219	18,324	(383)	(26,293)	3,745	1,329	177,057
Total	741,007	45,890	30,397	2,040	(140,508)	8,712	10,032	618,005
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Moderate Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Moderate Allocation Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692MA 082022

Semiannual Report   |   June 30, 2022
Vanguard Variable Insurance Funds
Money Market Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2022
Money Market Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,001.50	$0.65
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Money Market Portfolio
Distribution by Effective Maturity1
As of June 30, 2022
1 - 7 Days	48.0%
8 - 30 Days	17.6
31 - 60 Days	19.0
61 - 90 Days	5.9
91 - 180 Days	8.8
Over 180 Days	0.7
1 Percentage of investments.
2

Money Market Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The portfolio’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (75.9%)
[2]	Fannie Mae Discount Notes	1.117%	7/20/22	5,950	5,946
[2]	Fannie Mae Discount Notes	1.035%–1.23%	8/10/22	10,686	10,674
[2]	Fannie Mae Discount Notes	1.271%–1.296%	8/17/22	3,920	3,913
[3]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	1.560%	7/1/22	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., EFFR - 0.150%	1.565%	7/1/22	5,000	4,998
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.360%	1.940%	7/1/22	10,000	10,016
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	1.515%	7/1/22	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	1.515%	7/1/22	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.013%	1.523%	7/1/22	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	1.535%	7/1/22	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035% ,	1.545%	7/1/22	10,000	10,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	1.545%	7/1/22	3,000	3,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	1.550%	7/1/22	20,000	20,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040% ,	1.550%	7/1/22	5,000	5,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	1.550%	7/1/22	2,500	2,500
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	1.555%	7/1/22	16,500	16,501
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	1.555%	7/1/22	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	1.565%	7/1/22	500	500
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	1.570%	7/1/22	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	1.570%	7/1/22	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	1.580%	7/1/22	1,500	1,500
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	1.590%	7/1/22	11,000	11,002
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	1.595%	7/1/22	11,055	11,056
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	1.595%	7/1/22	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.145%	1.655%	7/1/22	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.190%	1.700%	7/1/22	8,000	8,000
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.380% ,	1.890%	7/1/22	6,000	6,018
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	1.828%	7/1/22	2,000	2,000
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	1.828%	7/1/22	1,000	1,000
[3]	Federal Home Loan Bank	1.515%	7/1/22	5,000	5,000
	Federal Home Loan Bank Discount Notes	0.868%–1.501%	7/20/22	22,172	22,159
	Federal Home Loan Bank Discount Notes	0.999%–1.573%	7/22/22	11,055	11,048
	Federal Home Loan Bank Discount Notes	1.016%–1.577%	7/29/22	16,070	16,054
	Federal Home Loan Bank Discount Notes	1.400%	10/20/22	4,000	3,983
	Federal Home Loan Bank Discount Notes	1.480%	10/21/22	8,750	8,711
	Federal Home Loan Bank Discount Notes	1.623%	10/27/22	1,000	995
	Federal Home Loan Bank Discount Notes	1.522%	11/3/22	6,000	5,969
	Federal Home Loan Banks Discount Notes	0.947%	7/1/22	5,000	5,000
	Federal Home Loan Banks Discount Notes	0.897%–0.902%	7/6/22	14,772	14,770
	Federal Home Loan Banks Discount Notes	0.916%–0.958%	7/7/22	15,000	14,997
	Federal Home Loan Banks Discount Notes	0.991%–1.026%	7/8/22	7,890	7,888
	Federal Home Loan Banks Discount Notes	1.188%	7/12/22	143	143
	Federal Home Loan Banks Discount Notes	1.573%	7/13/22	700	700
	Federal Home Loan Banks Discount Notes	0.772%–1.573%	7/15/22	22,881	22,872
	Federal Home Loan Banks Discount Notes	1.099%–1.218%	7/18/22	5,000	4,997
	Federal Home Loan Banks Discount Notes	1.073%–1.521%	7/27/22	23,857	23,833
	Federal Home Loan Banks Discount Notes	1.017%	8/1/22	649	648
	Federal Home Loan Banks Discount Notes	1.646%	8/3/22	13,072	13,052
	Federal Home Loan Banks Discount Notes	1.747%	8/15/22	6,100	6,087
	Federal Home Loan Banks Discount Notes	1.756%–1.777%	8/17/22	10,000	9,976
	Federal Home Loan Banks Discount Notes	1.779%	8/19/22	5,000	4,988
	Federal Home Loan Banks Discount Notes	1.112%–1.747%	8/29/22	4,660	4,649
	Federal Home Loan Banks Discount Notes	1.883%	9/7/22	554	552
	Federal Home Loan Banks Discount Notes	1.285%	9/29/22	1,000	997
	Federal Home Loan Banks Discount Notes	2.162%	10/3/22	687	683
[3]	Federal Home Loan Banks, SOFR + 0.005%	1.515%	7/1/22	20,000	20,000
[3]	Federal Home Loan Banks, SOFR + 0.010% ,	1.520%	7/1/22	7,000	7,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	1.520%	7/1/22	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	1.520%	7/1/22	2,000	2,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	1.545%	7/1/22	1,020	1,020
[3]	Federal Home Loan Banks, SOFR + 0.060%	1.570%	7/1/22	4,750	4,750
3

Money Market Portfolio
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.060%	1.570%	7/1/22	1,100	1,100
[3]	Federal Home Loan Banks, SOFR + 0.090%	1.600%	7/1/22	750	750
[3]	Federal Home Loan Banks, SOFR + 0.140%	1.650%	7/1/22	3,000	3,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	1.605%	7/1/22	2,000	2,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.130%	1.640%	7/1/22	5,000	5,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	1.690%	7/1/22	3,000	3,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.120%	1.630%	7/1/22	4,200	4,200
[3]	Federal National Mortgage Assn., SOFR + 0.150% ,	1.660%	7/1/22	2,000	2,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.180%	1.690%	7/1/22	10,000	10,000
[2]	Freddie Mac Discount Notes	1.338%	8/24/22	5,000	4,990
[2]	Freddie Mac Discount Notes	1.801%–1.942%	8/29/22	12,265	12,228
[2]	Freddie Mac Discount Notes	1.445%	9/1/22	479	478
	United States Cash Management Bill	1.371%	8/16/22	20,000	19,962
[3]	United States Treasury Bill	1.683%	7/1/22	3,763	3,757
	United States Treasury Bill	0.220%	7/7/22	25,000	24,999
	United States Treasury Bill	0.532%	7/12/22	20,000	19,997
	United States Treasury Bill	0.772%	7/14/22	10,000	9,997
	United States Treasury Bill	0.643%	7/19/22	15,000	14,995
	United States Treasury Bill	0.366%–0.845%	7/21/22	25,000	24,991
	United States Treasury Bill	0.947%	7/26/22	20,206	20,191
	United States Treasury Bill	0.956%–1.19%	8/2/22	30,000	29,971
	United States Treasury Bill	1.072%	8/9/22	20,000	19,975
	United States Treasury Bill	0.885%	8/11/22	25,000	24,974
	United States Treasury Bill	1.033%	8/18/22	10,000	9,986
	United States Treasury Bill	1.399%	8/23/22	20,000	19,956
	United States Treasury Bill	1.211%	9/8/22	20,000	19,953
	United States Treasury Bill	1.616%	9/15/22	30,000	29,896
	United States Treasury Bill	1.664%	9/22/22	20,000	19,923
	United States Treasury Bill	1.113%	10/6/22	5,584	5,567
	United States Treasury Bill	1.224%	10/13/22	5,283	5,264
	United States Treasury Bill	1.255%	10/20/22	8,309	8,277
	United States Treasury Bill	1.376%	10/27/22	10,000	9,955
	United States Treasury Bill	1.427%	11/3/22	10,000	9,951
	United States Treasury Bill	1.538%	11/25/22	10,000	9,938
	United States Treasury Bill	1.597%	12/1/22	25,000	24,832
	United States Treasury Bill	2.178%	12/15/22	10,000	9,900
	United States Treasury Bill	1.922%	4/20/23	3,000	2,954
	United States Treasury Bill	3.141%	6/15/23	5,000	4,854
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	1.792%	7/1/22	7,500	7,500
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	1.807%	7/1/22	13,000	13,000
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	1.813%	7/1/22	10,000	10,000
	United States Treasury Note/Bond	1.750%	7/15/22	2,000	2,001
	United States Treasury Note/Bond	1.875%	7/31/22	12,000	12,011
	United States Treasury Note/Bond	0.125%	7/31/22	10,000	10,000
	United States Treasury Note/Bond	2.000%	7/31/22	1,000	1,001
	United States Treasury Note/Bond	1.500%	8/15/22	6,200	6,205
	United States Treasury Note/Bond	1.625%	8/15/22	2,100	2,104
Total U.S. Government and Agency Obligations (Cost $909,728)					909,728
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (24.1%)
Canadian Imperial Bank of Commerce (Dated 6/16/22, Repurchase Value $3,005,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 4/15/25–2/15/42, and U.S. Treasury Note/Bond 1.125%–3.875%, 5/15/40–2/15/42, with a value of $3,060,000)	1.550%	7/28/22	3,000	3,000
Fixed Income Clearing Corp. (Dated 6/30/22, Repurchase Value $1,000,000, collateralized by U.S. Treasury Note/Bond 1.250%, 8/15/31, with a value of $1,020,000)	1.540%	7/1/22	1,000	1,000
Nomura Securities. (Dated 6/30/22, Repurchase Value $20,001,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 1/15/32, and U.S. Treasury Note/Bond 1.750%–2.000%, 11/15/29–8/15/51, with a value of $20,400,000)	1.550%	7/1/22	20,000	20,000
RBC Capital Markets LLC (Dated 6/30/22, Repurchase Value $2,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 10/15/24–2/15/41, and U.S. Treasury Note/Bond 0.375%–3.375%, 4/30/23–5/15/44, with a value of $2,040,000)	1.500%	7/5/22	2,000	2,000
RBC Capital Markets LLC (Dated 6/30/22, Repurchase Value $2,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 10/15/24–2/15/41, and U.S. Treasury Note/Bond 0.375%–3.375%, 4/30/23–5/15/44, with a value of $2,040,000)	1.540%	7/5/22	2,000	2,000
Standard Chartered Bank (Dated 6/30/22, Repurchase Value $2,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 1/15/25–2/15/51, and U.S. Treasury Note/Bond 0.125%–3.125%, 6/30/23–11/15/51, with a value of $2,040,000)	1.495%	7/1/22	2,000	2,000
Sumitomo Mitsui Banking Corp. (Dated 6/30/22, Repurchase Value $252,011,000, collateralized by U.S. Treasury Note/Bond 1.125%–2.875%, 11/30/22–8/15/40, with a value of $257,040,000)	1.550%	7/1/22	252,000	252,000

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Money Market Portfolio
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 6/30/22, Repurchase Value $7,000,000, collateralized by U.S. Treasury Note/Bond 3.000%, 6/30/24, with a value of $7,140,000)	1.550%	7/1/22	7,000	7,000
Total Repurchase Agreements (Cost $289,000)				289,000
Total Investments (100.0%) (Cost $1,198,728)				1,198,728
Other Assets and Liabilities—Net (0.0%)				(462)
Net Assets (100%)				1,198,266
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Money Market Portfolio
Statement of Assets and Liabilities
As of June 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $909,728)	909,728
Repurchase Agreements (Cost $289,000)	289,000
Total Investments in Securities	1,198,728
Investment in Vanguard	42
Cash	2
Receivables for Accrued Income	544
Total Assets	1,199,316
Liabilities
Payables for Capital Shares Redeemed	976
Payables to Vanguard	74
Total Liabilities	1,050
Net Assets	1,198,266
At June 30, 2022, net assets consisted of:

Paid-in Capital	1,198,263
Total Distributable Earnings (Loss)	3
Net Assets	1,198,266

Net Assets
Applicable to 1,197,863,271 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,198,266
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
6

Money Market Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Interest	2,443
Total Income	2,443
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative	741
Marketing and Distribution	47
Custodian Fees	38
Shareholders’ Reports	8
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	849
Expense Reduction—Note B	(106)
Net Expenses	743
Net Investment Income	1,700
Realized Net Gain (Loss) on Investment Securities Sold	2
Net Increase (Decrease) in Net Assets Resulting from Operations	1,702

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,700	117
Realized Net Gain (Loss)	2	31
Net Increase (Decrease) in Net Assets Resulting from Operations	1,702	148
Distributions
Total Distributions	(1,735)	(187)
Capital Share Transactions (at $1.00 per share)
Issued	234,092	243,373
Issued in Lieu of Cash Distributions	1,735	187
Redeemed	(143,347)	(439,128)
Net Increase (Decrease) from Capital Share Transactions	92,480	(195,568)
Total Increase (Decrease)	92,447	(195,607)
Net Assets
Beginning of Period	1,105,819	1,301,426
End of Period	1,198,266	1,105,819

See accompanying Notes, which are an integral part of the Financial Statements.
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Money Market Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0015	.0001	.005	.022	.020	.010
Net Realized and Unrealized Gain (Loss) on Investments	(.0001)	—	—	—	—	—
Total from Investment Operations	.0014	.0001	.005	.022	.020	.010
Distributions
Dividends from Net Investment Income	(.0014)	(.0001)	(.005)	(.022)	(.020)	(.010)
Distributions from Realized Capital Gains	(.0000)[2]	—	—	—	—	—
Total Distributions	(.0014)	(.0001)	(.005)	(.022)	(.020)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.15%	0.02%	0.52%	2.26%	1.97%	1.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,198	$1,106	$1,301	$1,243	$1,218	$961
Ratio of Expenses to Average Net Assets[3]	0.13%	0.07%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.30%	0.01%	0.49%	2.23%	1.97%	1.00%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.0001 per share.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield in order to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The portfolio is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2022, 0.15% for 2021, and 0.15% for 2020. For the years ended December 31, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Money Market Portfolio
Notes to Financial Statements
The Money Market Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
The portfolio invests in repurchase agreements and short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and
9

Money Market Portfolio
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $42,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield in order to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended ended June 30, 2022, Vanguard's expenses were reduced by $106,000 (an effective annual rate of 0.02% of the portfolio’s average net assets); the portfolio is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the portfolio’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,198,728
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 89% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
10

Money Market Portfolio
F.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Money Market Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Vanguard Marketing Corporation, Distributor.
Q692MM 082022

Semiannual Report  |  June 30, 2022
Vanguard Variable Insurance Funds
Real Estate Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	14
Liquidity Risk Management	15

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2022
Real Estate Index Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$794.60	$1.16
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.51	1.30
The calculations are based on expenses incurred in the most recent six-month period. The portfolio's annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
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Real Estate Index Portfolio
Portfolio Allocation
As of June 30, 2022
Diversified Real Estate Activities	0.1%
Diversified REITs	3.0
Health Care REITs	8.3
Hotel & Resort REITs	2.4
Industrial REITs	11.4
Office REITs	5.9
Real Estate Development	0.2
Real Estate Operating Companies	0.5
Real Estate Services	3.8
Residential REITs	15.3
Retail REITs	10.9
Specialized REITs	38.2
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
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Real Estate Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (95.3%)
Diversified REITs (3.0%)
	WP Carey Inc.	166,017	13,756
	STORE Capital Corp.	216,285	5,641
	PS Business Parks Inc.	17,967	3,362
	Broadstone Net Lease Inc.	142,191	2,916
	Essential Properties Realty Trust Inc.	109,619	2,356
	American Assets Trust Inc.	44,714	1,328
	Global Net Lease Inc.	89,957	1,274
	Alexander & Baldwin Inc.	62,797	1,127
	Empire State Realty Trust Inc. Class A	124,617	876
	iStar Inc.	59,781	820
	Armada Hoffler Properties Inc.	59,283	761
	Gladstone Commercial Corp.	33,124	624
	One Liberty Properties Inc.	14,726	383
			35,224
Health Care REITs (8.3%)
	Welltower Inc.	389,353	32,063
	Ventas Inc.	347,599	17,877
	Healthpeak Properties Inc.	469,564	12,166
	Medical Properties Trust Inc.	519,236	7,929
	Omega Healthcare Investors Inc.	208,984	5,891
	Healthcare Trust of America Inc. Class A	192,475	5,372
	Healthcare Realty Trust Inc.	131,126	3,567
	Physicians Realty Trust	195,995	3,420
	Sabra Health Care REIT Inc.	201,599	2,816
	National Health Investors Inc.	39,918	2,420
	CareTrust REIT Inc.	83,925	1,548
	LTC Properties Inc.	34,162	1,312
	Community Healthcare Trust Inc.	20,746	751
	Global Medical REIT Inc.	54,165	608
	Universal Health Realty Income Trust	11,396	606
	Diversified Healthcare Trust	211,854	386
			98,732
Hotel & Resort REITs (2.4%)
	Host Hotels & Resorts Inc.	621,704	9,748
*	Ryman Hospitality Properties Inc.	45,646	3,470
	Park Hotels & Resorts Inc.	204,913	2,781
	Apple Hospitality REIT Inc.	187,971	2,757
	Pebblebrook Hotel Trust	113,977	1,889
*	Sunstone Hotel Investors Inc.	190,084	1,886
	RLJ Lodging Trust	144,359	1,592
*	DiamondRock Hospitality Co.	182,656	1,500
*	Xenia Hotels & Resorts Inc.	98,946	1,438
	Service Properties Trust	145,260	760
*	Summit Hotel Properties Inc.	92,884	675
*	Chatham Lodging Trust	40,128	419
			28,915
Industrial REITs (11.3%)
	Prologis Inc.	644,204	75,791
	Duke Realty Corp.	333,308	18,315
	Rexford Industrial Realty Inc.	139,424	8,029
	Americold Realty Trust Inc.	233,376	7,011
	EastGroup Properties Inc.	35,921	5,544
	First Industrial Realty Trust Inc.	114,861	5,453
	STAG Industrial Inc.	154,473	4,770
	Terreno Realty Corp.	65,530	3,652
	LXP Industrial Trust	249,241	2,677
		Shares	Market Value• ($000)
	Innovative Industrial Properties Inc.	22,385	2,459
	Industrial Logistics Properties Trust	56,942	802
	Plymouth Industrial REIT Inc.	31,249	548
			135,051
Office REITs (5.9%)
	Alexandria Real Estate Equities Inc.	132,252	19,181
	Boston Properties Inc.	129,565	11,529
	Kilroy Realty Corp.	91,578	4,792
	Vornado Realty Trust	142,388	4,071
	Cousins Properties Inc.	129,013	3,771
	Douglas Emmett Inc.	152,378	3,410
	Highwoods Properties Inc.	91,026	3,112
*	Equity Commonwealth	98,032	2,699
	SL Green Realty Corp.	56,117	2,590
	Corporate Office Properties Trust	97,450	2,552
	JBG SMITH Properties	99,597	2,354
	Hudson Pacific Properties Inc.	131,045	1,945
	Brandywine Realty Trust	148,164	1,428
	Piedmont Office Realty Trust Inc. Class A	106,944	1,403
	Easterly Government Properties Inc. Class A	71,399	1,359
	Paramount Group Inc.	152,903	1,106
*	Veris Residential Inc.	67,793	898
	Office Properties Income Trust	41,562	829
	Orion Office REIT Inc.	49,967	548
	City Office REIT Inc.	37,066	480
	Franklin Street Properties Corp.	88,560	369
			70,426
Residential REITs (15.3%)
	AvalonBay Communities Inc.	121,765	23,653
	Equity Residential	311,054	22,464
	Invitation Homes Inc.	529,347	18,834
	Mid-America Apartment Communities Inc.	100,480	17,551
	Sun Communities Inc.	100,873	16,075
	Essex Property Trust Inc.	56,793	14,852
	UDR Inc.	277,395	12,771
	Camden Property Trust	85,416	11,487
	Equity LifeStyle Properties Inc.	153,626	10,826
	American Homes 4 Rent Class A	272,261	9,649
	American Campus Communities Inc.	122,511	7,898
	Apartment Income REIT Corp. Class A	136,721	5,688
	Independence Realty Trust Inc.	192,342	3,987
	Washington REIT	76,094	1,622
	NexPoint Residential Trust Inc.	20,069	1,255
	Centerspace	12,995	1,060
*	Apartment Investment & Management Co. Class A	130,954	838
	UMH Properties Inc.	43,231	763
	Bluerock Residential Growth REIT Inc. Class A	25,290	665
			181,938
Retail REITs (10.9%)
	Realty Income Corp.	514,613	35,128
	Simon Property Group Inc.	285,927	27,140
	Kimco Realty Corp.	536,344	10,604
	Regency Centers Corp.	134,247	7,962
	National Retail Properties Inc.	152,971	6,578
	Federal Realty OP LP	61,650	5,902
	Brixmor Property Group Inc.	259,842	5,251
	Agree Realty Corp.	61,983	4,471
	Spirit Realty Capital Inc.	111,319	4,206
	Phillips Edison & Co. Inc.	98,897	3,304
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Real Estate Index Portfolio
		Shares	Market Value• ($000)
	Kite Realty Group Trust	189,836	3,282
	SITE Centers Corp.	165,878	2,234
	Retail Opportunity Investments Corp.	107,038	1,689
	Macerich Co.	184,568	1,608
	Urban Edge Properties	101,760	1,548
	InvenTrust Properties Corp.	58,138	1,499
	Tanger Factory Outlet Centers Inc.	90,202	1,283
	Acadia Realty Trust	78,452	1,225
	Getty Realty Corp.	34,141	905
	Necessity Retail REIT Inc. Class A	112,232	817
	RPT Realty	74,393	731
	NETSTREIT Corp.	37,943	716
	Saul Centers Inc.	12,456	587
	Alexander's Inc.	1,954	434
	Urstadt Biddle Properties Inc. Class A	26,700	433
*	CBL & Associates Properties Inc.	10,909	256
*,1	Spirit MTA REIT	42,040	11
			129,804
Specialized REITs (38.2%)
	American Tower Corp.	396,812	101,421
	Crown Castle International Corp.	376,199	63,344
	Equinix Inc.	78,981	51,892
	Public Storage	137,177	42,891
	Digital Realty Trust Inc.	247,686	32,157
	SBA Communications Corp.	94,698	30,308
	VICI Properties Inc.	837,373	24,945
	Weyerhaeuser Co.	649,202	21,502
	Extra Space Storage Inc.	116,627	19,841
	Iron Mountain Inc.	252,253	12,282
	Gaming & Leisure Properties Inc.	204,660	9,386
	CubeSmart	195,078	8,334
	Life Storage Inc.	72,896	8,140
	Lamar Advertising Co. Class A	75,629	6,653
	Rayonier Inc.	126,345	4,723
	National Storage Affiliates Trust	75,585	3,785
	EPR Properties	64,987	3,050
	PotlatchDeltic Corp.	60,243	2,662
	Uniti Group Inc.	204,781	1,929
	Four Corners Property Trust Inc.	69,430	1,846
	Outfront Media Inc.	107,805	1,827
	Gladstone Land Corp.	28,668	635
	Safehold Inc.	14,971	529
			454,082
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,134,023)			1,134,172
Real Estate Management & Development (4.6%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	28,093	1,111
	RMR Group Inc. Class A	13,790	391
			1,502
Real Estate Development (0.2%)
*	Howard Hughes Corp.	35,835	2,438
		Shares	Market Value• ($000)
*	Forestar Group Inc.	16,711	229
			2,667
Real Estate Operating Companies (0.5%)
*	DigitalBridge Group Inc.	497,415	2,427
	Kennedy-Wilson Holdings Inc.	107,522	2,036
*,2	WeWork Inc.	152,498	766
*	FRP Holdings Inc.	5,472	330
*	Seritage Growth Properties Class A	30,224	158
			5,717
Real Estate Services (3.8%)
*	CBRE Group Inc. Class A	291,519	21,459
*	Jones Lang LaSalle Inc.	43,567	7,618
*	Zillow Group Inc. Class C	143,622	4,560
*	Cushman & Wakefield plc	127,541	1,944
*	Zillow Group Inc. Class A	53,136	1,690
*	Opendoor Technologies Inc.	350,751	1,652
	Newmark Group Inc. Class A	165,616	1,602
*	Anywhere Real Estate Inc.	101,839	1,001
	Marcus & Millichap Inc.	22,189	821
*,2	Compass Inc. Class A	194,672	703
	eXp World Holdings Inc.	57,908	682
*	Redfin Corp.	82,550	680
	RE/MAX Holdings Inc. Class A	16,564	406
	Douglas Elliman Inc.	62,893	301
*	Offerpad Solutions Inc.	49,631	108
*	Doma Holdings Inc.	83,752	86
			45,313
Total Real Estate Management & Development (Cost $82,901)			55,199
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 1.417% (Cost $863)	8,633	863
Total Investments (100.0%) (Cost $1,217,787)			1,190,234
Other Assets and Liabilities—Net (0.0%)			(316)
Net Assets (100%)			1,189,918
Cost is in $000
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $710,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $848,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

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Real Estate Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	September 2022	33	1,178	(7)
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,216,924)	1,189,371
Affiliated Issuers (Cost $863)	863
Total Investments in Securities	1,190,234
Investment in Vanguard	46
Cash Collateral Pledged—Futures Contracts	92
Receivables for Investment Securities Sold	198
Receivables for Accrued Income	3,961
Receivables for Capital Shares Issued	250
Total Assets	1,194,781
Liabilities
Due to Custodian	809
Payables for Investment Securities Purchased	2,189
Collateral for Securities on Loan	848
Payables for Capital Shares Redeemed	889
Payables to Vanguard	125
Variation Margin Payable—Futures Contracts	3
Total Liabilities	4,863
Net Assets	1,189,918
1 Includes $710 of securities on loan.
At June 30, 2022, net assets consisted of:

Paid-in Capital	1,172,777
Total Distributable Earnings (Loss)	17,141
Net Assets	1,189,918

Net Assets
Applicable to 95,725,300 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,189,918
Net Asset Value Per Share	$12.43
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends	14,332
Interest[1]	1
Securities Lending—Net	—
Total Income	14,333
Expenses
The Vanguard Group—Note B
Investment Advisory Services	94
Management and Administrative	1,578
Marketing and Distribution	49
Custodian Fees	9
Shareholders’ Reports	10
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	1,744
Net Investment Income	12,589
Realized Net Gain (Loss)
Capital Gain Distributions Received	3,036
Investment Securities Sold[1]	29,544
Futures Contracts	(217)
Realized Net Gain (Loss)	32,363
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(357,633)
Futures Contracts	(88)
Change in Unrealized Appreciation (Depreciation)	(357,721)
Net Increase (Decrease) in Net Assets Resulting from Operations	(312,769)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,589	23,366
Realized Net Gain (Loss)	32,363	55,051
Change in Unrealized Appreciation (Depreciation)	(357,721)	357,888
Net Increase (Decrease) in Net Assets Resulting from Operations	(312,769)	436,305
Distributions
Total Distributions	(77,984)	(58,868)
Capital Share Transactions
Issued	85,806	219,715
Issued in Lieu of Cash Distributions	77,984	58,868
Redeemed	(121,019)	(195,227)
Net Increase (Decrease) from Capital Share Transactions	42,771	83,356
Total Increase (Decrease)	(347,982)	460,793
Net Assets
Beginning of Period	1,537,900	1,077,107
End of Period	1,189,918	1,537,900
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.56	$12.43	$13.74	$11.57	$13.14	$13.48
Investment Operations
Net Investment Income[1]	.133	.257	.259	.329	.367	.375
Net Realized and Unrealized Gain (Loss) on Investments	(3.410)	4.553	(1.054)	2.874	(1.084)	.220
Total from Investment Operations	(3.277)	4.810	(.795)	3.203	(.717)	.595
Distributions
Dividends from Net Investment Income	(.262)	(.293)	(.316)	(.368)	(.383)	(.336)
Distributions from Realized Capital Gains	(.591)	(.387)	(.199)	(.665)	(.470)	(.599)
Total Distributions	(.853)	(.680)	(.515)	(1.033)	(.853)	(.935)
Net Asset Value, End of Period	$12.43	$16.56	$12.43	$13.74	$11.57	$13.14
Total Return	-20.54%	40.21%	-4.85%	28.81%	-5.35%	4.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,190	$1,538	$1,077	$1,242	$965	$1,077
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.79%	2.19%	2.52%	3.04%	2.87%
Portfolio Turnover Rate	6%	12%	10%	7%	35%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Portfolio
Notes to Financial Statements
The Real Estate Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of
10

Real Estate Index Portfolio
prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $46,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
11

Real Estate Index Portfolio
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,189,360	—	11	1,189,371
Temporary Cash Investments	863	—	—	863
Total	1,190,223	—	11	1,190,234

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	7	—	—	7
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,218,985
Gross Unrealized Appreciation	202,171
Gross Unrealized Depreciation	(230,929)
Net Unrealized Appreciation (Depreciation)	(28,758)
E.  During the six months ended June 30, 2022, the portfolio purchased $78,001,000 of investment securities and sold $93,521,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $198,000 and sales were $54,000, resulting in net realized loss of $36,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	5,914	15,445
Issued in Lieu of Cash Distributions	5,356	4,535
Redeemed	(8,387)	(13,787)
Net Increase (Decrease) in Shares Outstanding	2,883	6,193
At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 39% of the portfolio’s net assets. If this shareholder were to redeem its
12

Real Estate Index Portfolio
investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
13

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Real Estate Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Real Estate Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
15

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692REIT  082022

Semiannual Report   |   June 30, 2022
Vanguard Variable Insurance Funds
Short-Term Investment-Grade Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	42
Liquidity Risk Management	43

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2022
Short-Term Investment-Grade Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$945.60	$0.68
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Short-Term Investment-Grade Portfolio
Portfolio Allocation
As of June 30, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	6.5%
Common Stocks	0.1
Corporate Bonds	77.1
Floating Rate Loan Interests	0.1
Sovereign Bonds	2.1
Taxable Municipal Bonds	0.0
U.S. Government and Agency Obligations	14.1
The table reflects the portfolio’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
2

Short-Term Investment-Grade Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (13.9%)
U.S. Government Securities (13.5%)
[1]	United States Treasury Note/Bond	2.625%	12/31/23	60,000	59,681
[2,3]	United States Treasury Note/Bond	0.750%	11/15/24	50,000	47,398
	United States Treasury Note/Bond	1.750%	3/15/25	65,000	62,827
	United States Treasury Note/Bond	2.625%	4/15/25	50,000	49,461
	United States Treasury Note/Bond	2.750%	5/15/25	29,000	28,778
	United States Treasury Note/Bond	2.875%	6/15/25	12,000	11,951
	United States Treasury Note/Bond	0.750%	5/31/26	15,000	13,723
	United States Treasury Note/Bond	2.625%	5/31/27	6,000	5,887
	United States Treasury Note/Bond	3.250%	6/30/27	12,000	12,116
					291,822
Conventional Mortgage-Backed Securities (0.4%)
[4,5,6]	UMBS Pool	4.500%	8/11/52	9,000	9,016
Total U.S. Government and Agency Obligations (Cost $307,675)					300,838
Asset-Backed/Commercial Mortgage-Backed Securities (6.4%)
[4]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	1,330	1,327
[4,7]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	259	257
[4,7]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	168	165
[4,7]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	80	80
[4,7]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	99
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	250	242
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	700	700
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	560	557
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	270	259
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	320	320
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	460	451
[4]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	130	123
[4]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	420	420
[4]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	209	204
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	107
[4,8]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.486%	9/15/48	40	37
[4,8]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.259%	9/20/46	70	57
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	146
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	28
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	360	347
[4]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	250	242
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	260
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	80	76
[4]	BANK Class ASB Series 2018-BNK14	4.185%	9/15/60	485	488
[4]	BANK Class ASB Series 2019-BNK17	3.623%	4/15/52	164	160
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	280	279
[4,8]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.278%	5/25/47	103	99
[4,8]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	2.917%	10/25/36	107	97
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	100	99
[4,8]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	190	184
[4,8]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	200	196
[4,8]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	160	154
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	177	173
[4,8]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	2.324%	2/25/30	104	104
[4,7]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	370	331
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	140	140
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	200	195
[4]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	1,710	1,711
[4]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	1,340	1,267
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	38	38
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	400	379
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	790	773
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2021-1	1.040%	4/15/27	370	343
[4,7]	CARDS II Trust Class A Series 2021-1A	0.602%	4/15/27	1,460	1,388
[4]	CarMax Auto Owner Trust Class A3 Series 2021-3	0.550%	6/15/26	640	615
[4]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	380	372
[4]	CarMax Auto Owner Trust Class B Series 2020-3	1.090%	3/16/26	260	248
3

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	140	140
[4]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	140	137
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	160	153
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	210	198
[4]	CarMax Auto Owner Trust Class C Series 2021-4	1.380%	7/15/27	260	241
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	200	200
[4]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	600	572
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	290	266
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	200	196
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	90
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	107
[4,8]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	180	174
[4]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	200	201
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	165	159
[4]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	80	75
[4]	CD Mortgage Trust Class AM Series 2017-CD4	3.747%	5/10/50	150	143
[4,8]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	190	180
[4,8]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	60	57
[4,8]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	36
[4,8]	CD Mortgage Trust Class C Series 2018-CD7	5.012%	8/15/51	90	88
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	99
[4,7]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	126	126
[4,8]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	2.761%	3/20/36	74	73
[4,8]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	2.730%	2/25/47	86	67
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	221	218
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	57
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	156	155
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	150	150
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	180	178
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	651	645
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	1,315	1,295
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	185	178
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	220	212
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	310	305
[4,8]	Citigroup Commercial Mortgage Trust Class AS Series 2017-P8	3.789%	9/15/50	50	48
[4,8]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	130	130
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	240	230
[4,8]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.577%	7/10/47	153	150
[4,8]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.727%	9/10/58	100	94
[4,8]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.406%	9/15/50	150	141
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	170	166
[4,8]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	3.328%	7/25/37	45	42
[4]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	270	269
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	163	162
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	50	50
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	67	67
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	247	248
[4]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	206	205
[4,8]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	76	76
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	6	6
[4,8]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.411%	7/10/45	305	305
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	62	62
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	37	36
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	186	183
[4]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	253	249
[4]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	753	739
[4]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	815	795
[4]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	439	427
[4,8]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	205	204
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	300	300
[4]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	322	317
[4]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	37	37
[4]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	40	40
[4,7]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	250	248
[4,7,8]	COMM Mortgage Trust Class AM Series 2013-CR9	4.435%	7/10/45	250	248
[4,7,8]	COMM Mortgage Trust Class AM Series 2013-LC13	4.557%	8/10/46	435	434
[4,8]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	250	250
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	650	643
[4,7]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	70	70

4

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7,8]	COMM Mortgage Trust Class C Series 2013-CR9	4.435%	7/10/45	280	264
[4,8]	COMM Mortgage Trust Class C Series 2015-CR27	4.598%	10/10/48	825	804
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2015-C3	3.447%	8/15/48	207	203
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	330	323
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	119
[4,8]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.512%	8/15/48	240	216
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	410	412
[4]	DBJPM Mortgage Trust Class A4 Series 2016-C3	2.632%	8/10/49	300	283
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	125
[4]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	1,290	1,280
[4]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	330	296
[4,7]	DLLAD LLC Class A3 Series 2021-1A	0.640%	9/21/26	400	374
[4,7]	Dllmt LLC Class A3 Series 2021-1	1.000%	7/21/25	350	335
[4,7]	Dllmt LLC Class A4 Series 2021-1	1.240%	6/20/29	230	214
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	190	189
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	93	93
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	543	544
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	500	499
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	180	178
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	180	177
[4]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	200	198
[4,7,8]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	2.424%	10/25/56	212	210
[4,7]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	111	106
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	391	375
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	490	471
[4,8]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	2.432%	11/25/36	40	29
[4,8]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	2.894%	1/25/37	85	59
[4,7]	FirstKey Homes Trust Class A Series 2020-SFR2	1.266%	10/19/37	397	366
[4]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	420	419
[4,7]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	640	613
[4,7]	Ford Credit Auto Owner Trust Class A Series 2022-1	3.880%	11/15/34	350	349
[4]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	500	501
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-B	3.930%	8/15/27	200	201
[4,7]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	510	499
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	200	188
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	192
[4]	Ford Credit Auto Owner Trust Class B Series 2020-B	1.190%	1/15/26	500	477
[4,7]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	140	139
[4,7]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	230	217
[4]	Ford Credit Auto Owner Trust Class C Series 2020-B	2.040%	12/15/26	300	289
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	170	157
[4,7]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	178
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	70	64
[4]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	190	184
[4,5,7,8]	Freddie Mac STACR REMIC Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	3.026%	3/25/42	139	138
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	200	192
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-3	0.500%	7/21/25	300	285
[4]	GM Financial Automobile Leasing Trust Class B Series 2021-3	0.760%	7/21/25	270	255
[4]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	260	260
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	150	149
[4]	GM Financial Automobile Leasing Trust Class C Series 2021-2	1.010%	5/20/25	360	343
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	210	208
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	410	397
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	780	749
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	230	218
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	330	310
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	420	391
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	340	316
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	200	190
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	240	226
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	100	93
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	230	215
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	80	74

5

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2022-2	3.770%	4/17/28	500	492
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	100	95
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	90	85
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	70	65
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-2	1.280%	1/19/27	220	205
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	100	96
[4,7]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	990	888
[4,7]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	60	54
[4,7]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	100	89
[4,8]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	2.858%	11/19/35	15	15
[4,7]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	1,590	1,527
[4,7]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	140	135
[4,7]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	280	269
[4,7]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	110	106
[4,7]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	200	192
[4,7]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	840	759
[4,7,8]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	1.974%	8/25/60	27	27
[4,8]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	100	100
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	72
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	306	303
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC14	3.955%	8/10/46	648	646
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	413	403
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	229	227
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	588	574
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	530	503
[4,8]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	10
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	197
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	110	102
[4,8]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.174%	7/10/46	543	543
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	600	598
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	607	601
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	330	326
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	20	20
[4,8]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	380	375
[4,8]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	100	99
[4,8]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.644%	9/10/47	270	261
[4,7,8]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.207%	7/10/46	140	130
[4,8]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.665%	9/10/47	410	377
[4,8]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.803%	10/10/48	310	290
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2019-A	2.340%	2/15/24	3	3
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	780	750
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2020-A	1.930%	4/15/27	240	237
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	330	311
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	140	129
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	140	138
[4,7]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	100	98
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	650	622
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	1.140%	6/21/28	250	233
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-2	0.550%	8/16/27	400	372
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-3	0.600%	12/20/27	350	323
[4,7]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	230	229
[4,7]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	288	288
[4,7]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	25	25
[4,7]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	100	100
[4,7]	Hudson Yards Mortgage Trust Class A Series 2019-30HY	3.228%	7/10/39	330	299
[4,7]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	500	469
[4,7]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-B	0.380%	8/15/25	220	210
[4,7]	Hyundai Auto Lease Securitization Trust Class B Series 2021-C	0.760%	2/17/26	1,030	978
[4]	Hyundai Auto Receivables Trust Class A3 Series 2021-B	0.380%	1/15/26	1,450	1,393
[4]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	240	229
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-B	0.600%	2/16/27	630	583
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-C	1.030%	12/15/27	380	352
[4]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	190	189
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	120	118
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	280	261
[4]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	270	250
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	230	210
[4]	Hyundai Auto Receivables Trust Class C Series 2020-B	1.600%	12/15/26	160	152

6

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	250	232
[4]	Hyundai Auto Receivables Trust Class C Series 2021-A	1.330%	11/15/27	400	368
[4]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	250	227
[4,7,8]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	2.223%	3/17/37	924	908
[4,7,8]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	2.473%	3/17/37	260	257
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	36	36
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	77	77
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	50	50
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	2	2
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C16	4.517%	12/15/46	400	399
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	5.106%	12/15/46	550	550
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.212%	1/15/46	70	69
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.170%	12/15/46	270	267
[4,7,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.861%	11/15/43	57	52
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	543	531
[4,8]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	226	225
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	100	100
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	70	70
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	101	100
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	414	402
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C32	3.329%	11/15/48	120	119
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	583	576
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	39	39
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	100	100
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	1,204	1,188
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	570	555
[4,8]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.171%	7/15/45	180	179
[4,8]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	300	298
[4,8]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	385	380
[4,8]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.947%	2/15/47	300	296
[4,8]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.947%	2/15/47	250	235
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	241
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	195
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	75	72
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	75	72
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	220	210
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	10
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	153
[4,8]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	250	243
[4,7,8]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	280	277
[4,7]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	58	57
[4,7]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	100	100
[4,7]	Master Credit Card Trust Class A Series 2021-1A	0.530%	11/21/25	1,420	1,344
[4,7]	Master Credit Card Trust II Class A2 Series 2022-1	1.660%	7/21/26	440	419
[4,8]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	2.091%	4/25/34	1	1
[4]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	420	398
[4,8]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	3.005%	7/25/33	5	6
[4,8]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	3.586%	2/25/33	7	7
[4,7]	MMAF Equipment Finance LLC Class A4 Series 2018-A	3.390%	1/10/25	114	113
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	110	109
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	220	217
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	259	258

7

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	117	114
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	48	47
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.209%	7/15/46	683	681
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.295%	8/15/46	580	577
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	80	80
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	200	199
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	130	129
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	95	94
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	490	488
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	932	920
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	779	752
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	904	882
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	72
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	443	443
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	244	243
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C17	3.741%	8/15/47	320	316
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	1,455	1,426
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	60	59
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	450	448
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	230	227
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	160	158
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.476%	6/15/47	560	548
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.209%	7/15/46	70	64
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	5.056%	4/15/47	50	50
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.909%	6/15/47	300	282
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.903%	5/15/49	180	169
[4,7]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	375	368
[4,7]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	368	364
[4]	Morgan Stanley Capital I Trust Class A3 Series 2016-BNK2	2.791%	11/15/49	310	294
[4]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	916	904
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	400	382
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	154	146
[4]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	195	188
[4]	Morgan Stanley Capital I Trust Class ASB Series 2017-HR2	3.509%	12/15/50	140	138
[4,8]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.728%	12/15/48	150	134
[4,8]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	2.535%	6/25/36	43	42
[4,7]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	235	232
[4,7]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	110	109
[4,7]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	267	264
[4,7]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	835	827
[4,7,8]	Navient Student Loan Trust Class A2 Series 2016-6A, 1M USD LIBOR + 0.750%	2.374%	3/25/66	221	220
[4,7]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	390	382
[4,7]	One Bryant Park Trust Class A Series 2019-OBP	2.516%	9/15/54	200	174
[4,7]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	330	302
[4,7,8]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	2.389%	1/16/60	81	81
[4,7,8]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	2.612%	6/20/60	46	46
[4,7,8]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	2.562%	8/18/60	42	42
[4,7,8]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	2.574%	11/25/65	247	245
[4,7]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	110	104
[4,7]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	100	100
[4,7]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	100	94
[4,7]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	100	100
[4,7,8]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.682%	12/5/59	127	126
[4,7,8]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	2.050%	4/10/50	19	19

8

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7,8]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	2.000%	11/10/49	52	52
[4,8]	RFMSI Series Trust Class 2A1 Series 2006-SA3	4.530%	9/25/36	44	26
[4,8]	RFMSI Trust Class 2A1 Series 2006-SA2	4.627%	8/25/36	140	100
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	230	229
[4]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	710	694
[4]	Santander Drive Auto Receivables Trust Class B Series 2022-3	4.130%	8/16/27	400	398
[4]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	380	368
[4]	Santander Drive Auto Receivables Trust Class C Series 2022-3	4.490%	8/15/29	650	639
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	378	378
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	462	464
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	269	269
[4]	Santander Drive Auto Receivables Trust Class D Series 2020-2	2.220%	9/15/26	880	862
[4,7]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	1,160	1,117
[4,7]	Santander Retail Auto Lease Trust Class A4 Series 2021-B	0.540%	6/20/25	290	275
[4,7]	Santander Retail Auto Lease Trust Class A4 Series 2021-C	0.590%	3/20/26	270	256
[4,7]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	180	179
[4,7]	Santander Retail Auto Lease Trust Class C Series 2020-B	1.180%	12/20/24	310	296
[4,7]	Santander Retail Auto Lease Trust Class C Series 2021-C	1.110%	3/20/26	410	386
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-A	2.520%	11/20/24	470	464
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	600	577
[4,7]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	470	443
[4,7]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	89	88
[4,7]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	213	207
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	415	410
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	571	564
[4,7,8]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	2.574%	1/25/39	10	10
[4,7,8]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	2.224%	7/25/40	5	5
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-B	2.740%	10/25/32	9	9
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	6	6
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	25	25
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	4	4
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	57	57
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	121	119
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	33	33
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	81	79
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	82	80
[4,7]	Tesla Auto Lease Trust Class A3 Series 2021-B	0.600%	9/22/25	470	446
[4,7]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	130	128
[4,7]	Tesla Auto Lease Trust Class A4 Series 2021-B	0.630%	9/22/25	230	217
[4,7]	Tesla Auto Lease Trust Class B Series 2021-B	0.910%	9/22/25	340	320
[4,7]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	100	98
[4,7]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	230	214
[4,7]	Tidewater Auto Receivables Trust Class D Series 2018-AA	4.300%	11/15/24	50	50
[4,7]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	640	633
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	100	98
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	590	549
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	1,280	1,157
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2022-1A	3.820%	4/25/35	650	645
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.720%	1/15/27	570	521
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	430	411
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-D	1.020%	3/15/27	330	303
[4,7]	Toyota Lease Owner Trust Class A4 Series 2021-A	0.500%	8/20/25	200	193
[4,7]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	740	710
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	145
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	167	163
[4,7]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	19	18
[4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	150	149
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	50	50
[4]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	1,540	1,456
[4]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	530	500
[4]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	730	687
[4]	Verizon Master Trust Class B Series 2021-2	1.280%	4/20/28	570	538
[4]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	390	367
[4]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	630	605

9

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	WaMu Mortgage Pass-Through Certificates Trust Class 1A7 Series 2003-AR9	2.529%	9/25/33	5	5
[4,8]	WaMu Mortgage Pass-Through Certificates Trust Class A Series 2002-AR18	2.593%	1/25/33	4	4
[4,8]	WaMu Mortgage Pass-Through Certificates Trust Class A7 Series 2003-AR7	2.467%	8/25/33	4	4
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	825	807
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	320	302
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	200	191
[4,8]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	277	276
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	550	541
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	629	622
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	170	165
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	115
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	73
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	73
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	89
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	1,120	1,106
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	470	459
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	320	318
[4,8]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.434%	7/15/46	110	109
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	200	197
[4,8]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	350	343
[4,8]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	275	270
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	210	207
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	150	138
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	220	133
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.706%	9/15/58	315	298
[4,8]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	74
[4,8]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	2.609%	10/25/36	56	56
[4,7,8]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	875	866
[4,8]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	355	354
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	230	229
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C19	3.829%	3/15/47	480	477
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	72	71
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C23	3.650%	10/15/57	448	444
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	47	47
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	350	350
[4,8]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	165	165
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	589	578
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	460	456
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	70	70
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	50	49
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	170	166
[4,8]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	5.027%	12/15/46	140	139
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	280	276
[4,8]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	82
[4]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	650	623
[4]	World Omni Auto Receivables Trust Class A4 Series 2021-D	1.100%	11/15/27	380	352
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	170	169
[4]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	150	143
[4]	World Omni Auto Receivables Trust Class B Series 2020-C	0.870%	10/15/26	300	283
[4]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	140	130
[4]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	140	128
[4]	World Omni Auto Receivables Trust Class B Series 2021-D	1.520%	11/15/27	410	380
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	100	94
[4]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	130	121
[4]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	70	64
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	140	130
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	810	782

10

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2021-A	0.500%	11/16/26	320	305
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	150	148
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $143,264)					137,473
Corporate Bonds (75.9%)
Communications (5.2%)
	Activision Blizzard Inc.	3.400%	9/15/26	230	226
	AT&T Inc.	0.900%	3/25/24	8,770	8,380
	AT&T Inc.	1.700%	3/25/26	6,760	6,182
	AT&T Inc.	2.300%	6/1/27	1,790	1,635
[9]	Booking Holdings Inc.	0.100%	3/8/25	720	711
	Booking Holdings Inc.	3.600%	6/1/26	500	492
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	2,496	2,511
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	8,695	8,717
	Comcast Corp.	3.375%	8/15/25	3,520	3,478
	Comcast Corp.	3.950%	10/15/25	1,965	1,975
	Comcast Corp.	3.150%	3/1/26	1,550	1,511
[9]	Comcast Corp.	0.010%	9/14/26	1,440	1,363
	Comcast Corp.	2.350%	1/15/27	1,800	1,679
[7]	Cox Communications Inc.	3.150%	8/15/24	250	244
[7]	CSC Holdings LLC	5.375%	2/1/28	150	131
[7]	CSC Holdings LLC	6.500%	2/1/29	195	177
[7]	CSC Holdings LLC	4.625%	12/1/30	149	100
[7]	Deutsche Telekom International Finance BV	2.485%	9/19/23	450	444
[7]	Deutsche Telekom International Finance BV	3.600%	1/19/27	329	321
[7]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	50	43
	Discovery Communications LLC	2.950%	3/20/23	1,970	1,958
	Discovery Communications LLC	3.800%	3/13/24	2,065	2,055
	Discovery Communications LLC	3.900%	11/15/24	897	883
	Discovery Communications LLC	3.450%	3/15/25	175	169
	Discovery Communications LLC	3.950%	6/15/25	210	205
	Discovery Communications LLC	4.900%	3/11/26	2,570	2,574
[7]	DISH DBS Corp.	5.250%	12/1/26	70	55
	Expedia Group Inc.	5.000%	2/15/26	300	300
	Fox Corp.	4.030%	1/25/24	1,685	1,685
	Fox Corp.	3.050%	4/7/25	2,013	1,951
[7]	Frontier Communications Holdings LLC	5.875%	10/15/27	35	31
[7]	Frontier Communications Holdings LLC	5.000%	5/1/28	175	150
[10]	Global Switch Holdings Ltd.	4.375%	12/13/22	600	734
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	154	154
	Level 3 Financing Inc.	5.250%	3/15/26	50	48
[7]	Level 3 Financing Inc.	4.625%	9/15/27	50	43
[7]	Level 3 Financing Inc.	4.250%	7/1/28	20	16
[7]	Level 3 Financing Inc.	3.625%	1/15/29	80	61
[7]	Magallanes Inc.	3.428%	3/15/24	2,800	2,745
[7]	Magallanes Inc.	3.638%	3/15/25	2,160	2,096
[7]	Magallanes Inc.	3.755%	3/15/27	8,209	7,704
	Netflix Inc.	5.875%	2/15/25	45	46
[7]	Netflix Inc.	3.625%	6/15/25	455	433
	Netflix Inc.	4.375%	11/15/26	210	201
	Netflix Inc.	4.875%	4/15/28	290	274
	Netflix Inc.	5.875%	11/15/28	10	10
[7]	Nexstar Media Inc.	5.625%	7/15/27	120	111
[7]	Nexstar Media Inc.	4.750%	11/1/28	100	87
[7]	NTT Finance Corp.	0.583%	3/1/24	1,390	1,322
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	NTT Finance Corp.	1.162%	4/3/26	2,510	2,259
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	635	618
	Ooredoo International Finance Ltd.	3.250%	2/21/23	510	509
	Paramount Global Inc.	4.750%	5/15/25	1,831	1,850
	Paramount Global Inc.	4.000%	1/15/26	260	254
[7]	Rogers Communications Inc.	3.200%	3/15/27	870	826
[7]	Sirius XM Radio Inc.	3.125%	9/1/26	35	31
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	20	19
[7]	Sirius XM Radio Inc.	4.000%	7/15/28	25	22
[7]	Sky Ltd.	3.750%	9/16/24	1,580	1,571
[9]	Sky Ltd.	2.500%	9/15/26	645	677
	Sprint Corp.	7.125%	6/15/24	364	374
	Sprint Corp.	7.625%	3/1/26	110	116
	Take-Two Interactive Software Inc.	3.300%	3/28/24	720	711
	Take-Two Interactive Software Inc.	3.550%	4/14/25	740	728
	Take-Two Interactive Software Inc.	3.700%	4/14/27	890	864
	Time Warner Entertainment Co. LP	8.375%	3/15/23	270	278
	T-Mobile USA Inc.	3.500%	4/15/25	10,105	9,894
	T-Mobile USA Inc.	1.500%	2/15/26	1,730	1,565
	T-Mobile USA Inc.	2.250%	2/15/26	450	405
	VeriSign Inc.	5.250%	4/1/25	830	835
	Verizon Communications Inc.	0.850%	11/20/25	1,220	1,106
	Verizon Communications Inc.	1.450%	3/20/26	3,965	3,630
	Verizon Communications Inc.	2.625%	8/15/26	570	539
	Verizon Communications Inc.	4.125%	3/16/27	1,310	1,307
	Verizon Communications Inc.	3.000%	3/22/27	1,680	1,597
	Verizon Communications Inc.	2.100%	3/22/28	1,580	1,403
[7]	Videotron Ltd.	5.125%	4/15/27	55	51
	Vodafone Group plc	3.750%	1/16/24	4,315	4,334
	Vodafone Group plc	4.125%	5/30/25	710	713
	Walt Disney Co.	3.350%	3/24/25	2,030	2,015
	Walt Disney Co.	3.700%	10/15/25	170	170
	Walt Disney Co.	1.750%	1/13/26	1,585	1,478
	Walt Disney Co.	3.375%	11/15/26	1,500	1,466
[7]	Zayo Group Holdings Inc.	4.000%	3/1/27	190	158
					112,794
Consumer Discretionary (5.4%)
[7]	1011778 BC ULC / New Red Finance Inc.	5.750%	4/15/25	20	20
[7]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	101	88
[7]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	59	52
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	190	164
	American Honda Finance Corp.	1.950%	5/10/23	1,450	1,434
	American Honda Finance Corp.	0.875%	7/7/23	1,300	1,268
	American Honda Finance Corp.	3.625%	10/10/23	885	888
	American Honda Finance Corp.	0.550%	7/12/24	3,125	2,940
	American Honda Finance Corp.	0.750%	8/9/24	495	466
	American Honda Finance Corp.	2.150%	9/10/24	585	567
[9]	American Honda Finance Corp.	1.950%	10/18/24	425	445
	American Honda Finance Corp.	1.200%	7/8/25	1,458	1,347
	Asbury Automotive Group Inc.	4.500%	3/1/28	225	195
	AutoZone Inc.	3.625%	4/15/25	1,550	1,532
	AutoZone Inc.	3.750%	6/1/27	500	485
[7]	BMW US Capital LLC	0.800%	4/1/24	250	239
[7]	BMW US Capital LLC	1.250%	8/12/26	500	448
	BorgWarner Inc.	3.375%	3/15/25	200	196
	Brunswick Corp.	0.850%	8/18/24	750	692
[7]	Caesars Entertainment Inc.	6.250%	7/1/25	80	77
[7]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	20	19
[7]	Carnival Corp.	4.000%	8/1/28	110	90

11

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	350	340
[7]	Churchill Downs Inc.	5.500%	4/1/27	200	190
[7]	Churchill Downs Inc.	4.750%	1/15/28	90	80
[7]	Clarios Global LP	6.750%	5/15/25	72	71
[7]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	46	44
[7]	Daimler Finance North America LLC	3.650%	2/22/24	1,000	998
[7]	Daimler Finance North America LLC	0.750%	3/1/24	3,715	3,533
[7]	Daimler Finance North America LLC	2.700%	6/14/24	821	804
[7]	Daimler Finance North America LLC	1.450%	3/2/26	2,000	1,811
	DR Horton Inc.	2.600%	10/15/25	693	652
	DR Horton Inc.	1.300%	10/15/26	720	622
	eBay Inc.	1.400%	5/10/26	1,500	1,350
[7]	ERAC USA Finance LLC	2.700%	11/1/23	1,740	1,714
[7]	ERAC USA Finance LLC	3.850%	11/15/24	1,400	1,382
[7]	ERAC USA Finance LLC	3.800%	11/1/25	415	408
[7]	ERAC USA Finance LLC	3.300%	12/1/26	100	95
	Ford Motor Credit Co. LLC	5.125%	6/16/25	80	76
	Ford Motor Credit Co. LLC	4.134%	8/4/25	40	37
	Ford Motor Credit Co. LLC	3.375%	11/13/25	160	144
	Ford Motor Credit Co. LLC	2.700%	8/10/26	180	153
	Ford Motor Credit Co. LLC	4.950%	5/28/27	510	473
	Ford Motor Credit Co. LLC	4.125%	8/17/27	230	202
	Ford Motor Credit Co. LLC	3.815%	11/2/27	35	30
	General Motors Co.	4.875%	10/2/23	1,840	1,857
	General Motors Co.	5.400%	10/2/23	1,060	1,076
	General Motors Co.	6.125%	10/1/25	3,600	3,722
	General Motors Financial Co. Inc.	4.250%	5/15/23	700	701
	General Motors Financial Co. Inc.	4.150%	6/19/23	100	100
	General Motors Financial Co. Inc.	5.100%	1/17/24	2,750	2,777
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,350	1,339
	General Motors Financial Co. Inc.	1.200%	10/15/24	1,400	1,302
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,100	1,075
	General Motors Financial Co. Inc.	4.000%	1/15/25	100	99
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,180	1,126
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,550	1,532
	General Motors Financial Co. Inc.	2.750%	6/20/25	700	660
	General Motors Financial Co. Inc.	1.250%	1/8/26	6,100	5,361
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,100	1,102
	General Motors Financial Co. Inc.	2.350%	2/26/27	1,560	1,375
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,050	1,030
	General Motors Financial Co. Inc.	2.700%	8/20/27	380	334
	Genuine Parts Co.	1.750%	2/1/25	468	442
[7]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	500	481
[7]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	3,480	3,155
	Harley-Davidson Inc.	3.500%	7/28/25	500	484
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	260	255
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	30	29
[7]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	65	55
	Honda Motor Co. Ltd.	2.271%	3/10/25	715	688
	Honda Motor Co. Ltd.	2.534%	3/10/27	1,410	1,321
	Hyatt Hotels Corp.	1.300%	10/1/23	1,200	1,161
[7]	International Game Technology plc	4.125%	4/15/26	55	50
[7]	International Game Technology plc	6.250%	1/15/27	15	15
	Lennar Corp.	4.875%	12/15/23	500	505
	Lennar Corp.	4.500%	4/30/24	1,100	1,098
	Lennar Corp.	5.875%	11/15/24	600	616
	Lennar Corp.	4.750%	5/30/25	819	822
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lennar Corp.	5.250%	6/1/26	1,605	1,619
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	350	344
[7]	Live Nation Entertainment Inc.	3.750%	1/15/28	55	48
	Lowe's Cos. Inc.	3.350%	4/1/27	480	462
	Marriott International Inc.	3.750%	10/1/25	500	490
	Marriott International Inc.	3.125%	6/15/26	190	181
[7]	Mattel Inc.	5.875%	12/15/27	275	269
	McDonald's Corp.	3.300%	7/1/25	530	525
	McDonald's Corp.	1.450%	9/1/25	700	652
	McDonald's Corp.	3.500%	7/1/27	900	882
[7]	Meritage Homes Corp.	3.875%	4/15/29	55	46
[7]	NCL Corp Ltd.	5.875%	2/15/27	38	32
[7]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	1,600	1,505
[7]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	1,040	957
[7]	Nissan Motor Acceptance Co. LLC	2.000%	3/9/26	2,250	1,955
[7]	Nissan Motor Acceptance Co. LLC	1.850%	9/16/26	2,965	2,498
[7]	Nissan Motor Co. Ltd.	3.043%	9/15/23	3,815	3,757
[7]	Nissan Motor Co. Ltd.	3.522%	9/17/25	2,670	2,528
[9]	Nissan Motor Co. Ltd.	2.652%	3/17/26	400	390
[7]	Penn National Gaming Inc.	5.625%	1/15/27	35	31
	PulteGroup Inc.	5.000%	1/15/27	40	40
	Ross Stores Inc.	0.875%	4/15/26	1,555	1,376
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	20
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	24	25
	Starbucks Corp.	2.000%	3/12/27	116	106
[7]	Stellantis Finance US Inc.	1.711%	1/29/27	355	310
	Toll Brothers Finance Corp.	4.875%	11/15/25	140	137
	Toll Brothers Finance Corp.	4.875%	3/15/27	195	185
	Toll Brothers Finance Corp.	4.350%	2/15/28	75	68
	Toyota Motor Credit Corp.	2.500%	3/22/24	925	911
	Toyota Motor Credit Corp.	1.450%	1/13/25	1,845	1,749
	Toyota Motor Credit Corp.	3.000%	4/1/25	1,950	1,918
	Toyota Motor Credit Corp.	3.950%	6/30/25	1,430	1,437
	Toyota Motor Credit Corp.	0.800%	10/16/25	2,440	2,221
	Toyota Motor Credit Corp.	1.900%	1/13/27	2,700	2,479
	Toyota Motor Credit Corp.	3.050%	3/22/27	3,695	3,546
[7]	Vail Resorts Inc.	6.250%	5/15/25	310	310
[11]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	390	267
[10]	Volkswagen Financial Services NV	1.125%	9/18/23	800	941
[7]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	1,285	1,285
[7]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	2,000	1,979
[7]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	1,200	1,191
[7]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	599	600
[7]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	3,735	3,580
[7]	Volkswagen Group of America Finance LLC	2.850%	9/26/24	1,000	972
[7]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	500	483
[7]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	2,750	2,468
[9]	Volkswagen Leasing GmbH	1.375%	1/20/25	800	810
[9]	Volkswagen Leasing GmbH	0.375%	7/20/26	430	401
[7]	William Carter Co.	5.625%	3/15/27	85	80
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	75	66
					117,738
Consumer Staples (3.1%)
[7]	7-Eleven Inc.	0.625%	2/10/23	180	177
[7]	7-Eleven Inc.	0.800%	2/10/24	3,924	3,726
[7]	7-Eleven Inc.	0.950%	2/10/26	2,300	2,032
	Altria Group Inc.	2.350%	5/6/25	1,959	1,847

12

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Altria Group Inc.	1.700%	6/15/25	295	292
	Altria Group Inc.	4.400%	2/14/26	439	430
	Altria Group Inc.	2.625%	9/16/26	1,000	914
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,055	1,039
	BAT Capital Corp.	3.222%	8/15/24	1,740	1,693
	BAT Capital Corp.	2.789%	9/6/24	250	241
[10]	BAT Capital Corp.	2.125%	8/15/25	295	334
	BAT Capital Corp.	3.215%	9/6/26	2,316	2,163
	BAT Capital Corp.	4.700%	4/2/27	600	587
[7]	BAT International Finance plc	3.950%	6/15/25	2,180	2,138
	BAT International Finance plc	1.668%	3/25/26	4,180	3,707
[10]	BAT International Finance plc	4.000%	9/4/26	100	118
	Campbell Soup Co.	3.650%	3/15/23	1,372	1,371
	Campbell Soup Co.	3.950%	3/15/25	420	419
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	440	446
[7]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	500	486
	Conagra Brands Inc.	0.500%	8/11/23	250	241
	Constellation Brands Inc.	4.750%	11/15/24	913	926
	Constellation Brands Inc.	4.400%	11/15/25	524	526
	Constellation Brands Inc.	4.750%	12/1/25	215	219
	Constellation Brands Inc.	3.700%	12/6/26	200	195
	Constellation Brands Inc.	3.500%	5/9/27	915	879
	Constellation Brands Inc.	4.350%	5/9/27	1,770	1,758
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	166	166
[7]	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	4,650	4,535
[7]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	1,941	1,857
	J M Smucker Co.	3.500%	3/15/25	831	820
[7]	JDE Peet's NV	1.375%	1/15/27	910	783
	Keurig Dr Pepper Inc.	3.130%	12/15/23	680	678
	Keurig Dr Pepper Inc.	0.750%	3/15/24	585	557
	Keurig Dr Pepper Inc.	4.417%	5/25/25	263	265
	Kraft Heinz Foods Co.	3.000%	6/1/26	600	567
	Kraft Heinz Foods Co.	3.875%	5/15/27	735	711
	Kroger Co.	3.850%	8/1/23	600	603
	Kroger Co.	4.000%	2/1/24	302	304
	Kroger Co.	3.500%	2/1/26	1,470	1,447
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	75	71
[9]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	300	304
	McCormick & Co. Inc.	3.150%	8/15/24	86	84
	McCormick & Co. Inc.	3.400%	8/15/27	600	573
	Mead Johnson Nutrition Co.	4.125%	11/15/25	100	101
	Molson Coors Beverage Co.	3.000%	7/15/26	500	470
[7]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	1,675	1,622
[7]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	490	458
[7]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	1,990	1,769
	Mondelez International Inc.	1.500%	5/4/25	2,483	2,319
	Mondelez International Inc.	2.625%	3/17/27	970	908
[7]	Nestle Holdings Inc.	3.500%	9/24/25	1,055	1,056
[7]	Performance Food Group Inc.	6.875%	5/1/25	35	35
[7]	Performance Food Group Inc.	5.500%	10/15/27	150	139
	Philip Morris International Inc.	1.500%	5/1/25	700	655
	Philip Morris International Inc.	2.750%	2/25/26	500	478
[9]	Philip Morris International Inc.	2.875%	3/3/26	645	659
	Philip Morris International Inc.	0.875%	5/1/26	1,000	885
[7]	Post Holdings Inc.	5.750%	3/1/27	6	6
[7]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	2,975	2,910
[7]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	300	284
	Reynolds American Inc.	4.450%	6/12/25	4,881	4,862
	Target Corp.	1.950%	1/15/27	1,384	1,285
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyson Foods Inc.	3.950%	8/15/24	1,932	1,927
	Tyson Foods Inc.	4.000%	3/1/26	1,865	1,847
					67,904
Energy (7.1%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	800	735
	BP Capital Markets America Inc.	3.790%	2/6/24	1,522	1,529
	BP Capital Markets America Inc.	3.194%	4/6/25	1,655	1,636
	BP Capital Markets America Inc.	3.796%	9/21/25	1,500	1,504
	BP Capital Markets America Inc.	3.410%	2/11/26	1,080	1,060
	BP Capital Markets America Inc.	3.119%	5/4/26	2,000	1,935
	BP Capital Markets America Inc.	3.017%	1/16/27	1,085	1,035
	BP Capital Markets plc	3.279%	9/19/27	1,192	1,142
	Buckeye Partners LP	4.150%	7/1/23	95	92
	Canadian Natural Resources Ltd.	3.800%	4/15/24	705	700
	Canadian Natural Resources Ltd.	3.900%	2/1/25	430	426
	Canadian Natural Resources Ltd.	2.050%	7/15/25	620	581
	Canadian Natural Resources Ltd.	3.850%	6/1/27	770	740
	Cenovus Energy Inc.	5.375%	7/15/25	3,700	3,812
	Cenovus Energy Inc.	4.250%	4/15/27	1,060	1,040
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	4,235	4,392
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	4,555	4,663
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,620	1,627
	Cheniere Energy Inc.	4.625%	10/15/28	125	113
	Chevron Corp.	1.554%	5/11/25	1,116	1,058
[7]	CNX Resources Corp.	7.250%	3/14/27	150	147
	ConocoPhillips Co.	2.400%	3/7/25	780	753
	Continental Resources Inc.	3.800%	6/1/24	429	425
[7]	Continental Resources Inc.	2.268%	11/15/26	800	710
[7]	Coterra Energy Inc.	4.375%	6/1/24	670	670
[7]	Coterra Energy Inc.	3.900%	5/15/27	512	492
[7]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	85	80
	DCP Midstream Operating LP	5.625%	7/15/27	58	56
	Devon Energy Corp.	5.250%	9/15/24	2,315	2,364
	Devon Energy Corp.	5.850%	12/15/25	400	417
	Diamondback Energy Inc.	3.250%	12/1/26	2,600	2,538
[7]	DT Midstream Inc.	4.125%	6/15/29	110	94
[7]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	221	220
	Ecopetrol SA	5.875%	9/18/23	372	372
	Ecopetrol SA	4.125%	1/16/25	370	343
	Empresa Nacional del Petroleo	4.375%	10/30/24	771	766
	Empresa Nacional del Petroleo	3.750%	8/5/26	255	235
	Empresa Nacional del Petroleo	5.250%	11/6/29	200	189
	Enable Midstream Partners LP	3.900%	5/15/24	210	208
	Enable Midstream Partners LP	4.400%	3/15/27	1,500	1,447
	Enbridge Energy Partners LP	5.875%	10/15/25	820	857
	Enbridge Inc.	4.000%	10/1/23	1,015	1,017
	Enbridge Inc.	3.500%	6/10/24	1,085	1,073
	Enbridge Inc.	2.500%	1/15/25	710	683
	Enbridge Inc.	2.500%	2/14/25	930	894
	Enbridge Inc.	1.600%	10/4/26	900	802
	Enbridge Inc.	4.250%	12/1/26	150	148
	Enbridge Inc.	3.700%	7/15/27	600	575
[7]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	39	39
[7]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	33	31
	Energy Transfer LP	3.450%	1/15/23	485	483
	Energy Transfer LP	3.600%	2/1/23	75	75
	Energy Transfer LP	4.250%	3/15/23	1,189	1,188
	Energy Transfer LP	4.200%	9/15/23	742	742
	Energy Transfer LP	5.875%	1/15/24	1,260	1,284
	Energy Transfer LP	4.900%	2/1/24	1,310	1,320
	Energy Transfer LP	4.250%	4/1/24	1,305	1,301
	Energy Transfer LP	4.500%	4/15/24	1,505	1,506

13

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	4.050%	3/15/25	1,910	1,882
	Energy Transfer LP	5.950%	12/1/25	250	259
	Energy Transfer LP	4.750%	1/15/26	95	95
	Energy Transfer LP	5.500%	6/1/27	240	244
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	2,535	2,537
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	3,613	3,627
[7]	Eni SpA	4.000%	9/12/23	1,845	1,837
[7]	EnLink Midstream LLC	5.625%	1/15/28	30	28
	EnLink Midstream Partners LP	4.850%	7/15/26	85	79
	Enterprise Products Operating LLC	3.900%	2/15/24	875	874
	Enterprise Products Operating LLC	3.700%	2/15/26	955	939
[7]	EQM Midstream Partners LP	6.000%	7/1/25	35	34
[7]	EQM Midstream Partners LP	7.500%	6/1/27	105	101
	EQT Corp.	6.625%	2/1/25	623	642
[7]	EQT Corp.	3.125%	5/15/26	50	47
	EQT Corp.	3.900%	10/1/27	1,000	935
	Exxon Mobil Corp.	2.992%	3/19/25	864	851
	Exxon Mobil Corp.	3.043%	3/1/26	1,800	1,767
[9]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	100	35
[9]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	570	179
[9]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	100	32
	Harvest Operations Corp.	3.000%	9/21/22	200	200
	Harvest Operations Corp.	1.000%	4/26/24	560	534
[7]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	65	57
	KazMunayGas National Co. JSC	4.750%	4/24/25	200	187
[7]	KazMunayGas National Co. JSC	6.375%	10/24/48	400	334
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	370	370
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	505	506
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	155	155
	Kinder Morgan Inc.	3.150%	1/15/23	2,725	2,722
[7]	Kinder Morgan Inc.	5.625%	11/15/23	810	825
	Kinder Morgan Inc.	4.300%	6/1/25	835	833
	Kinder Morgan Inc.	1.750%	11/15/26	900	798
	Marathon Petroleum Corp.	3.625%	9/15/24	1,045	1,035
	Marathon Petroleum Corp.	4.700%	5/1/25	3,467	3,512
	Marathon Petroleum Corp.	5.125%	12/15/26	1,830	1,877
	MPLX LP	3.500%	12/1/22	1,103	1,101
	MPLX LP	3.375%	3/15/23	475	474
	MPLX LP	4.875%	12/1/24	920	927
	MPLX LP	4.875%	6/1/25	930	935
	MPLX LP	1.750%	3/1/26	2,665	2,404
	Newfield Exploration Co.	5.375%	1/1/26	1,011	1,024
	Nustar Logistics LP	5.750%	10/1/25	140	131
	Occidental Petroleum Corp.	6.950%	7/1/24	120	124
	Occidental Petroleum Corp.	5.875%	9/1/25	140	139
	Occidental Petroleum Corp.	5.500%	12/1/25	90	89
	ONEOK Inc.	2.750%	9/1/24	1,085	1,051
	ONEOK Inc.	2.200%	9/15/25	735	685
	ONEOK Inc.	5.850%	1/15/26	656	680
	ONEOK Partners LP	3.375%	10/1/22	345	345
	ONEOK Partners LP	5.000%	9/15/23	825	833
	ONEOK Partners LP	4.900%	3/15/25	320	323
	Pertamina Persero PT	4.300%	5/20/23	1,688	1,689
	Pertamina Persero PT	1.400%	2/9/26	567	502
	Petroleos Mexicanos	4.625%	9/21/23	1	1
	Phillips 66	3.700%	4/6/23	775	776
	Phillips 66	0.900%	2/15/24	815	777
	Phillips 66	3.850%	4/9/25	675	672
	Phillips 66	1.300%	2/15/26	1,000	901
[7]	Phillips 66 Co.	3.605%	2/15/25	665	658
	Pioneer Natural Resources Co.	0.550%	5/15/23	1,000	974
	Pioneer Natural Resources Co.	1.125%	1/15/26	1,290	1,154
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	585	582
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	1,150	1,126
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	2,013	1,998
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	874	858
[7]	SA Global Sukuk Ltd.	0.946%	6/17/24	1,040	982
	SA Global Sukuk Ltd.	0.946%	6/17/24	925	873
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	4,007	4,044
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,736	1,771
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,795	3,877
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,481	2,563
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	475	477
	Saudi Arabian Oil Co.	2.875%	4/16/24	400	394
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	755	702
	Shell International Finance BV	3.250%	5/11/25	1,807	1,789
	Shell International Finance BV	2.875%	5/10/26	1,000	968
[7]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	800	812
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	1,140	1,157
[7]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	879	871
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	1,332	1,331
[12]	Southern Gas Corridor CJSC	6.875%	3/24/26	400	393
	Spectra Energy Partners LP	4.750%	3/15/24	340	343
	Spectra Energy Partners LP	3.500%	3/15/25	365	358
	Spectra Energy Partners LP	3.375%	10/15/26	596	568
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	225	224
	Suvidhaa Infoserve Ltd.	3.900%	7/15/26	392	377
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	50	51
	TotalEnergies Capital International SA	2.434%	1/10/25	1,798	1,747
	TransCanada PipeLines Ltd.	3.750%	10/16/23	880	880
	TransCanada PipeLines Ltd.	1.000%	10/12/24	3,800	3,550
	TransCanada PipeLines Ltd.	4.875%	1/15/26	875	889
	Valero Energy Corp.	2.850%	4/15/25	755	730
	Valero Energy Corp.	3.400%	9/15/26	755	727
	Western Midstream Operating LP	4.650%	7/1/26	115	108
	Western Midstream Operating LP	4.550%	2/1/30	180	156
	Williams Cos. Inc.	3.700%	1/15/23	915	916
	Williams Cos. Inc.	4.500%	11/15/23	2,567	2,583
	Williams Cos. Inc.	4.300%	3/4/24	400	402
	Williams Cos. Inc.	4.550%	6/24/24	3,770	3,805
	Williams Cos. Inc.	4.000%	9/15/25	345	340
					153,024
Financials (29.2%)
[7]	ABN AMRO Bank NV	1.542%	6/16/27	1,570	1,381
	ABN AMRO Bank NV	4.400%	3/27/28	800	793
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	250	249
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	1,575	1,563
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	2,795	2,787
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	3,850	3,675
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	1,950	1,895
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	1,680	1,608
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	5,700	5,269

14

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	2,900	2,685
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	930	891
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	770	787
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	1,205	1,167
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	1,654	1,442
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	2,200	1,915
	Affiliated Managers Group Inc.	3.500%	8/1/25	300	296
	Aflac Inc.	3.250%	3/17/25	175	173
	Aflac Inc.	1.125%	3/15/26	565	510
	Air Lease Corp.	2.750%	1/15/23	245	244
	Air Lease Corp.	3.875%	7/3/23	365	363
	Air Lease Corp.	4.250%	2/1/24	580	574
	Air Lease Corp.	2.300%	2/1/25	1,470	1,374
	Air Lease Corp.	3.250%	3/1/25	90	86
	Air Lease Corp.	3.375%	7/1/25	1,895	1,786
	Air Lease Corp.	2.875%	1/15/26	2,285	2,098
	Air Lease Corp.	3.750%	6/1/26	1,000	941
	Air Lease Corp.	1.875%	8/15/26	200	173
	Air Lease Corp.	2.200%	1/15/27	900	785
	Aircastle Ltd.	4.400%	9/25/23	150	148
	Aircastle Ltd.	4.125%	5/1/24	210	204
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	5	4
	Allstate Corp.	0.750%	12/15/25	497	447
	Ally Financial Inc.	1.450%	10/2/23	2,445	2,365
	Ally Financial Inc.	3.875%	5/21/24	1,505	1,489
	Ally Financial Inc.	5.125%	9/30/24	55	56
	Ally Financial Inc.	4.625%	3/30/25	100	99
	Ally Financial Inc.	5.800%	5/1/25	60	61
	Ally Financial Inc.	5.750%	11/20/25	150	148
	Ally Financial Inc.	4.750%	6/9/27	900	864
	American Express Co.	3.400%	2/22/24	879	877
	American Express Co.	3.375%	5/3/24	1,280	1,272
	American Express Co.	2.500%	7/30/24	2,399	2,338
	American Express Co.	3.000%	10/30/24	1,241	1,218
	American Express Co.	2.250%	3/4/25	800	770
	American Express Co.	4.200%	11/6/25	500	508
	American Express Co.	3.125%	5/20/26	200	194
	American Express Co.	2.550%	3/4/27	1,593	1,485
	American International Group Inc.	2.500%	6/30/25	2,784	2,657
	American International Group Inc.	3.900%	4/1/26	597	584
	Ameriprise Financial Inc.	3.000%	4/2/25	740	723
	Ameriprise Financial Inc.	2.875%	9/15/26	341	326
[7]	Antares Holdings LP	3.950%	7/15/26	550	479
[7]	Antares Holdings LP	2.750%	1/15/27	700	589
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	800	750
	Aon plc	4.000%	11/27/23	830	833
	Aon plc	3.500%	6/14/24	1,250	1,242
	Aon plc	3.875%	12/15/25	400	396
[7]	Apollo Management Holdings LP	4.000%	5/30/24	165	163
	Ares Capital Corp.	2.150%	7/15/26	1,000	841
	Assurant Inc.	4.200%	9/27/23	226	227
[7]	Athene Global Funding	1.200%	10/13/23	740	712
[7]	Athene Global Funding	0.950%	1/8/24	1,105	1,050
[7]	Athene Global Funding	0.914%	8/19/24	360	334
[9]	Athene Global Funding	1.125%	9/2/25	1,505	1,484
[7]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	2,580	2,433
[8,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	2.527%	7/26/29	1,624	1,125
[10]	Aviva plc	6.125%	11/14/36	240	299
[7]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	950	827
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	1,185	1,103
[7]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	40	37
	Banco Santander SA	2.706%	6/27/24	2,600	2,541
	Banco Santander SA	0.701%	6/30/24	415	400
	Banco Santander SA	2.746%	5/28/25	2,040	1,935
	Banco Santander SA	1.849%	3/25/26	750	675
	Banco Santander SA	1.722%	9/14/27	1,000	868
[8,11]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	2.013%	1/19/23	600	415
	Bank of America Corp.	3.550%	3/5/24	4,163	4,153
	Bank of America Corp.	4.000%	4/1/24	300	302
	Bank of America Corp.	0.523%	6/14/24	700	674
	Bank of America Corp.	3.864%	7/23/24	1,200	1,195
	Bank of America Corp.	4.200%	8/26/24	820	822
	Bank of America Corp.	0.810%	10/24/24	2,030	1,937
	Bank of America Corp.	4.000%	1/22/25	3,229	3,215
	Bank of America Corp.	1.843%	2/4/25	3,430	3,309
	Bank of America Corp.	3.458%	3/15/25	300	296
	Bank of America Corp.	3.950%	4/21/25	2,565	2,535
	Bank of America Corp.	0.976%	4/22/25	2,615	2,460
	Bank of America Corp.	3.841%	4/25/25	700	698
	Bank of America Corp.	3.875%	8/1/25	150	150
	Bank of America Corp.	0.981%	9/25/25	1,700	1,576
	Bank of America Corp.	3.093%	10/1/25	2,571	2,493
	Bank of America Corp.	2.456%	10/22/25	750	715
	Bank of America Corp.	3.366%	1/23/26	1,678	1,625
	Bank of America Corp.	2.015%	2/13/26	1,474	1,379
	Bank of America Corp.	4.450%	3/3/26	1,531	1,527
	Bank of America Corp.	3.384%	4/2/26	3,400	3,296
	Bank of America Corp.	1.319%	6/19/26	2,695	2,452
	Bank of America Corp.	4.250%	10/22/26	840	829
	Bank of America Corp.	1.197%	10/24/26	1,440	1,291
	Bank of America Corp.	1.658%	3/11/27	1,485	1,335
	Bank of America Corp.	3.559%	4/23/27	871	835
	Bank of America Corp.	1.734%	7/22/27	4,275	3,810
	Bank of America Corp.	3.248%	10/21/27	1,800	1,698
	Bank of America Corp.	3.824%	1/20/28	1,500	1,438
	Bank of America Corp.	2.551%	2/4/28	1,670	1,520
	Bank of America Corp.	4.376%	4/27/28	1,000	985
	Bank of Montreal	3.300%	2/5/24	2,048	2,043
	Bank of Montreal	0.625%	7/9/24	1,000	941
	Bank of Montreal	3.700%	6/7/25	700	694
	Bank of Montreal	1.250%	9/15/26	800	709
	Bank of Montreal	0.949%	1/22/27	725	646
	Bank of Montreal	4.338%	10/5/28	2,748	2,745
	Bank of New York Mellon Corp.	1.600%	4/24/25	633	595
	Bank of New York Mellon Corp.	2.450%	8/17/26	300	283
	Bank of Nova Scotia	3.400%	2/11/24	249	248
	Bank of Nova Scotia	0.700%	4/15/24	804	762
	Bank of Nova Scotia	0.650%	7/31/24	740	694
	Bank of Nova Scotia	1.450%	1/10/25	1,000	945
	Bank of Nova Scotia	2.200%	2/3/25	2,300	2,203
	Bank of Nova Scotia	3.450%	4/11/25	1,000	987
	Bank of Nova Scotia	1.300%	6/11/25	1,470	1,365
	Bank of Nova Scotia	4.500%	12/16/25	1,470	1,472
	Bank of Nova Scotia	1.050%	3/2/26	2,855	2,551
	Bank of Nova Scotia	1.350%	6/24/26	1,625	1,457
	Bank of Nova Scotia	2.700%	8/3/26	400	378
	Bank of Nova Scotia	1.300%	9/15/26	500	444
[7]	Bank of Nova Scotia	1.188%	10/13/26	310	280
	Bank of Nova Scotia	1.950%	2/2/27	1,200	1,085
[10]	Barclays plc	3.125%	1/17/24	425	508
	Barclays plc	4.375%	9/11/24	1,780	1,772
	Barclays plc	1.007%	12/10/24	1,280	1,215
	Barclays plc	3.650%	3/16/25	1,487	1,456
	Barclays plc	3.932%	5/7/25	1,965	1,935
	Barclays plc	4.375%	1/12/26	1,696	1,676
	Barclays plc	2.852%	5/7/26	1,240	1,171

15

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	5.200%	5/12/26	1,700	1,695
	Barclays plc	2.279%	11/24/27	850	754
[7]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	95	78
[7]	BPCE SA	5.700%	10/22/23	900	913
[7]	BPCE SA	2.375%	1/14/25	1,000	948
[7]	BPCE SA	1.000%	1/20/26	930	826
[7]	BPCE SA	2.045%	10/19/27	1,100	971
[8,11]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.627%	4/26/23	360	249
	Brookfield Asset Management Inc.	4.000%	1/15/25	600	595
	Brown & Brown Inc.	4.200%	9/15/24	1,120	1,119
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	1,192	1,170
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	2,460	2,195
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	1,400	1,343
	Capital One Bank USA NA	2.280%	1/28/26	1,535	1,458
	Capital One Financial Corp.	3.500%	6/15/23	40	40
	Capital One Financial Corp.	3.900%	1/29/24	609	609
	Capital One Financial Corp.	3.750%	4/24/24	500	498
	Capital One Financial Corp.	3.300%	10/30/24	500	488
	Capital One Financial Corp.	1.343%	12/6/24	600	575
	Capital One Financial Corp.	4.166%	5/9/25	1,600	1,576
	Capital One Financial Corp.	4.200%	10/29/25	730	719
	Capital One Financial Corp.	2.636%	3/3/26	2,600	2,455
	Capital One Financial Corp.	3.750%	3/9/27	730	699
	Capital One Financial Corp.	1.878%	11/2/27	1,500	1,314
	Capital One Financial Corp.	4.927%	5/10/28	1,200	1,189
	Charles Schwab Corp.	3.625%	4/1/25	1,530	1,527
	Charles Schwab Corp.	3.850%	5/21/25	1,565	1,571
	Charles Schwab Corp.	0.900%	3/11/26	885	795
	Charles Schwab Corp.	1.150%	5/13/26	850	767
	Charles Schwab Corp.	2.450%	3/3/27	1,370	1,278
	Chubb INA Holdings Inc.	3.350%	5/15/24	1,775	1,770
[9]	Chubb INA Holdings Inc.	0.300%	12/15/24	685	686
	Chubb INA Holdings Inc.	3.150%	3/15/25	148	145
	Chubb INA Holdings Inc.	3.350%	5/3/26	1,718	1,680
[9]	Cia de Seguros Fidelidade SA	4.250%	9/4/31	100	96
	Citigroup Inc.	3.500%	5/15/23	500	500
	Citigroup Inc.	1.678%	5/15/24	1,250	1,226
	Citigroup Inc.	4.044%	6/1/24	750	748
	Citigroup Inc.	3.750%	6/16/24	200	201
	Citigroup Inc.	0.776%	10/30/24	880	840
	Citigroup Inc.	3.875%	3/26/25	795	785
	Citigroup Inc.	3.352%	4/24/25	2,250	2,206
	Citigroup Inc.	3.300%	4/27/25	395	389
	Citigroup Inc.	0.981%	5/1/25	855	801
	Citigroup Inc.	4.140%	5/24/25	1,245	1,241
	Citigroup Inc.	4.400%	6/10/25	887	886
	Citigroup Inc.	5.500%	9/13/25	60	62
	Citigroup Inc.	1.281%	11/3/25	600	558
	Citigroup Inc.	2.014%	1/25/26	800	750
	Citigroup Inc.	4.600%	3/9/26	1,734	1,738
	Citigroup Inc.	3.106%	4/8/26	3,235	3,111
	Citigroup Inc.	3.400%	5/1/26	800	774
	Citigroup Inc.	3.200%	10/21/26	2,391	2,275
	Citigroup Inc.	1.122%	1/28/27	1,200	1,060
	Citigroup Inc.	1.462%	6/9/27	2,460	2,174
	Citigroup Inc.	3.887%	1/10/28	640	614
	Citigroup Inc.	3.070%	2/24/28	1,600	1,483
	Citigroup Inc.	4.658%	5/24/28	980	973
	CNO Financial Group Inc.	5.250%	5/30/25	750	761
[7]	CNO Global Funding	1.750%	10/7/26	600	531
[8,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	3.306%	9/10/30	600	404
[7]	Cooperatieve Rabobank UA	2.625%	7/22/24	1,015	985
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	743
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,470	1,401
[7]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,060	936
[7]	Cooperatieve Rabobank UA	1.980%	12/15/27	800	713
[7]	Corebridge Financial Inc.	3.500%	4/4/25	1,735	1,688
[7]	Corebridge Financial Inc.	3.650%	4/5/27	2,305	2,170
[10]	Credit Agricole SA	7.375%	12/18/23	650	821
	Credit Suisse AG	0.495%	2/2/24	270	254
	Credit Suisse AG	3.625%	9/9/24	1,740	1,708
	Credit Suisse AG	3.700%	2/21/25	800	783
	Credit Suisse AG	2.950%	4/9/25	1,100	1,053
[9]	Credit Suisse AG	1.500%	4/10/26	500	489
	Credit Suisse AG	1.250%	8/7/26	1,200	1,049
	Credit Suisse Group AG	3.800%	6/9/23	830	825
[7]	Credit Suisse Group AG	4.207%	6/12/24	2,370	2,344
	Credit Suisse Group AG	3.750%	3/26/25	470	456
	Credit Suisse Group AG	4.550%	4/17/26	445	435
[7]	Credit Suisse Group AG	1.305%	2/2/27	850	731
[8,11]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	2.713%	3/8/24	310	212
[7]	Danske Bank A/S	1.171%	12/8/23	1,530	1,510
[7]	Danske Bank A/S	1.226%	6/22/24	1,000	941
[7]	Danske Bank A/S	0.976%	9/10/25	1,050	970
[7]	Danske Bank A/S	1.549%	9/10/27	527	462
[9]	Danske Bank A/S	1.000%	5/15/31	100	91
[9]	de Volksbank NV	0.250%	6/22/26	800	740
	Deutsche Bank AG	0.962%	11/8/23	400	383
	Deutsche Bank AG	0.898%	5/28/24	1,400	1,313
	Deutsche Bank AG	2.222%	9/18/24	935	904
	Deutsche Bank AG	1.447%	4/1/25	860	804
	Deutsche Bank AG	1.686%	3/19/26	575	516
	Deutsche Bank AG	2.129%	11/24/26	2,250	2,000
	Deutsche Bank AG	2.311%	11/16/27	1,000	863
	Deutsche Bank AG	2.552%	1/7/28	800	692
[7,13]	Dexia Credit Local SA	2.375%	9/20/22	250	250
	Discover Bank	4.200%	8/8/23	1,235	1,239
	Discover Bank	2.450%	9/12/24	1,050	1,008
	Discover Bank	3.450%	7/27/26	850	804
	Discover Bank	4.682%	8/9/28	550	535
	Discover Financial Services	3.950%	11/6/24	165	163
	Discover Financial Services	3.750%	3/4/25	200	197
	Discover Financial Services	4.500%	1/30/26	300	294
[7]	DNB Bank ASA	1.127%	9/16/26	1,420	1,281
	Equitable Holdings Inc.	3.900%	4/20/23	992	997
[7]	F&G Global Funding	0.900%	9/20/24	367	340
[7]	F&G Global Funding	1.750%	6/30/26	590	523
[7]	Fidelity & Guaranty Life Holdings Inc.	5.500%	5/1/25	715	726
	Fifth Third Bancorp	3.650%	1/25/24	900	896
	First American Financial Corp.	4.300%	2/1/23	120	120
	First American Financial Corp.	4.600%	11/15/24	210	209
	First-Citizens Bank & Trust Co.	3.929%	6/19/24	250	248
	First-Citizens Bank & Trust Co.	2.969%	9/27/25	515	493
[7]	Five Corners Funding Trust	4.419%	11/15/23	2,503	2,513
	FS KKR Capital Corp.	3.400%	1/15/26	440	391
[7]	GA Global Funding Trust	1.000%	4/8/24	805	759
[7]	GA Global Funding Trust	1.625%	1/15/26	259	233
	GATX Corp.	3.250%	3/30/25	60	58
	GATX Corp.	3.250%	9/15/26	290	277
	Goldman Sachs Group Inc.	0.627%	11/17/23	1,645	1,621
	Goldman Sachs Group Inc.	3.625%	2/20/24	1,720	1,714
	Goldman Sachs Group Inc.	4.000%	3/3/24	690	692
	Goldman Sachs Group Inc.	0.673%	3/8/24	715	699
	Goldman Sachs Group Inc.	3.000%	3/15/24	200	197
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,375	1,379
	Goldman Sachs Group Inc.	0.657%	9/10/24	5,275	5,052
	Goldman Sachs Group Inc.	0.925%	10/21/24	1,700	1,628
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,845	1,824
	Goldman Sachs Group Inc.	1.757%	1/24/25	1,865	1,795

16

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.500%	4/1/25	3,085	3,031
	Goldman Sachs Group Inc.	3.750%	5/22/25	2,746	2,715
	Goldman Sachs Group Inc.	3.272%	9/29/25	3,207	3,119
	Goldman Sachs Group Inc.	4.250%	10/21/25	1,810	1,799
	Goldman Sachs Group Inc.	0.855%	2/12/26	1,025	934
	Goldman Sachs Group Inc.	3.750%	2/25/26	710	697
[9]	Goldman Sachs Group Inc.	2.875%	6/3/26	600	622
	Goldman Sachs Group Inc.	3.500%	11/16/26	845	812
	Goldman Sachs Group Inc.	1.093%	12/9/26	2,985	2,653
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,875	2,556
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,850	1,624
	Goldman Sachs Group Inc.	1.948%	10/21/27	2,310	2,046
	Goldman Sachs Group Inc.	2.640%	2/24/28	1,865	1,691
[8,11]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	2.200%	5/16/23	1,030	712
[7]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	460	418
	Hanover Insurance Group Inc.	4.500%	4/15/26	360	358
[14]	HSBC Holdings plc	3.196%	12/5/23	1,600	1,223
[11]	HSBC Holdings plc	3.350%	2/16/24	291	200
	HSBC Holdings plc	4.250%	3/14/24	1,225	1,220
	HSBC Holdings plc	0.732%	8/17/24	1,000	960
	HSBC Holdings plc	1.162%	11/22/24	800	765
	HSBC Holdings plc	3.803%	3/11/25	2,120	2,091
	HSBC Holdings plc	0.976%	5/24/25	1,800	1,679
	HSBC Holdings plc	4.250%	8/18/25	1,700	1,676
	HSBC Holdings plc	2.633%	11/7/25	1,584	1,511
	HSBC Holdings plc	4.300%	3/8/26	770	762
	HSBC Holdings plc	2.999%	3/10/26	1,390	1,326
	HSBC Holdings plc	1.645%	4/18/26	3,380	3,101
	HSBC Holdings plc	3.900%	5/25/26	908	889
	HSBC Holdings plc	2.099%	6/4/26	4,051	3,747
	HSBC Holdings plc	4.292%	9/12/26	1,730	1,692
	HSBC Holdings plc	1.589%	5/24/27	2,680	2,356
[10]	HSBC Holdings plc	1.750%	7/24/27	200	218
	HSBC Holdings plc	2.251%	11/22/27	1,000	891
	HSBC Holdings plc	4.041%	3/13/28	2,500	2,375
	HSBC Holdings plc	4.755%	6/9/28	800	778
[8,11]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	2.100%	2/16/24	686	473
	Huntington Bancshares Inc.	4.350%	2/4/23	200	201
	ING Groep NV	3.550%	4/9/24	200	198
	ING Groep NV	3.950%	3/29/27	800	772
	ING Groep NV	1.726%	4/1/27	580	518
	Intercontinental Exchange Inc.	3.650%	5/23/25	800	795
	Intercontinental Exchange Inc.	3.750%	12/1/25	886	879
	Intercontinental Exchange Inc.	4.000%	9/15/27	1,400	1,377
[7]	Intesa Sanpaolo SpA	3.250%	9/23/24	1,000	970
	Invesco Finance plc	4.000%	1/30/24	1,370	1,371
	Invesco Finance plc	3.750%	1/15/26	406	400
[7]	Jackson Financial Inc.	1.125%	11/22/23	700	673
	JPMorgan Chase & Co.	3.797%	7/23/24	480	479
	JPMorgan Chase & Co.	3.875%	9/10/24	100	100
	JPMorgan Chase & Co.	4.023%	12/5/24	937	934
	JPMorgan Chase & Co.	3.125%	1/23/25	670	661
	JPMorgan Chase & Co.	0.563%	2/16/25	935	882
	JPMorgan Chase & Co.	3.220%	3/1/25	3,667	3,603
	JPMorgan Chase & Co.	0.824%	6/1/25	3,408	3,189
	JPMorgan Chase & Co.	0.969%	6/23/25	2,700	2,525
	JPMorgan Chase & Co.	3.900%	7/15/25	1,230	1,236
	JPMorgan Chase & Co.	2.301%	10/15/25	3,235	3,083
	JPMorgan Chase & Co.	1.561%	12/10/25	1,400	1,311
	JPMorgan Chase & Co.	2.005%	3/13/26	3,330	3,118
	JPMorgan Chase & Co.	2.083%	4/22/26	4,470	4,188
	JPMorgan Chase & Co.	4.080%	4/26/26	2,000	1,982
	JPMorgan Chase & Co.	3.200%	6/15/26	1,138	1,103
	JPMorgan Chase & Co.	1.045%	11/19/26	4,434	3,946
	JPMorgan Chase & Co.	4.125%	12/15/26	688	683
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	1.040%	2/4/27	2,460	2,174
	JPMorgan Chase & Co.	1.578%	4/22/27	3,700	3,302
	JPMorgan Chase & Co.	1.470%	9/22/27	1,800	1,579
	JPMorgan Chase & Co.	3.782%	2/1/28	910	873
	JPMorgan Chase & Co.	2.947%	2/24/28	155	144
	JPMorgan Chase & Co.	4.323%	4/26/28	1,710	1,684
	Kemper Corp.	4.350%	2/15/25	650	646
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	120	110
	Lazard Group LLC	3.750%	2/13/25	230	226
[15,16]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	210	—
	Lincoln National Corp.	4.000%	9/1/23	453	456
	Lloyds Banking Group plc	4.050%	8/16/23	1,450	1,455
	Lloyds Banking Group plc	3.900%	3/12/24	500	499
	Lloyds Banking Group plc	0.695%	5/11/24	2,540	2,466
	Lloyds Banking Group plc	4.582%	12/10/25	1,275	1,252
	Lloyds Banking Group plc	2.438%	2/5/26	800	758
	Lloyds Banking Group plc	3.750%	1/11/27	1,315	1,270
	Lloyds Banking Group plc	1.627%	5/11/27	585	520
[7]	LSEGA Financing plc	0.650%	4/6/24	1,200	1,133
[9]	Luminor Bank A/S	0.792%	12/3/24	156	158
[8,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	4.070%	5/28/30	1,460	1,019
[7]	Macquarie Group Ltd.	1.340%	1/12/27	1,270	1,119
[7]	Macquarie Group Ltd.	1.629%	9/23/27	655	570
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	387	387
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	882	872
[7]	Metropolitan Life Global Funding I	0.400%	1/7/24	660	629
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	2,631	2,629
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	198
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,575	1,564
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	660	643
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	2,515	2,423
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	1,125	1,069
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,100	2,085
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,630	1,499
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	2,565	2,395
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	900	834
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	255	239
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	2,185	1,930
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	800	705
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	1,800	1,626
[8,11]	Mitsubishi UFJ Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	3.063%	10/1/24	400	276
	Mizuho Financial Group Inc.	2.555%	9/13/25	1,052	1,009
[7]	Mizuho Financial Group Inc.	3.477%	4/12/26	300	288
	Mizuho Financial Group Inc.	2.226%	5/25/26	910	851
	Mizuho Financial Group Inc.	1.234%	5/22/27	1,630	1,424
	Mizuho Financial Group Inc.	1.554%	7/9/27	1,300	1,143
	Morgan Stanley	4.100%	5/22/23	1,300	1,306
	Morgan Stanley	0.560%	11/10/23	1,320	1,303
	Morgan Stanley	0.529%	1/25/24	3,565	3,497
	Morgan Stanley	0.731%	4/5/24	1,055	1,029
	Morgan Stanley	3.737%	4/24/24	962	959

17

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	3.700%	10/23/24	1,115	1,113
	Morgan Stanley	0.791%	1/22/25	1,800	1,703
	Morgan Stanley	0.790%	5/30/25	5,840	5,441
	Morgan Stanley	2.720%	7/22/25	4,058	3,915
	Morgan Stanley	4.000%	7/23/25	2,157	2,158
	Morgan Stanley	0.864%	10/21/25	390	360
	Morgan Stanley	1.164%	10/21/25	1,200	1,113
	Morgan Stanley	5.000%	11/24/25	2,695	2,742
	Morgan Stanley	3.875%	1/27/26	2,700	2,664
	Morgan Stanley	2.188%	4/28/26	3,947	3,702
[9]	Morgan Stanley	2.103%	5/8/26	667	685
	Morgan Stanley	3.125%	7/27/26	195	186
	Morgan Stanley	4.350%	9/8/26	1,305	1,292
	Morgan Stanley	0.985%	12/10/26	1,842	1,633
	Morgan Stanley	3.625%	1/20/27	2,130	2,067
	Morgan Stanley	1.593%	5/4/27	1,705	1,521
	Morgan Stanley	1.512%	7/20/27	2,450	2,154
[9]	Morgan Stanley	0.406%	10/29/27	314	292
	Morgan Stanley	2.475%	1/21/28	2,450	2,228
	Morgan Stanley	4.210%	4/20/28	900	880
	National Bank of Canada	0.750%	8/6/24	643	601
	National Bank of Canada	0.550%	11/15/24	1,140	1,088
[7]	Nationwide Building Society	3.766%	3/8/24	200	199
[7]	Nationwide Building Society	4.363%	8/1/24	950	951
[7]	Nationwide Building Society	1.000%	8/28/25	800	726
[7]	Nationwide Building Society	1.500%	10/13/26	300	268
[9]	Nationwide Building Society	2.000%	7/25/29	1,485	1,497
	Natwest Group plc	3.073%	5/22/28	400	364
	NatWest Group plc	3.875%	9/12/23	510	509
	NatWest Group plc	2.359%	5/22/24	320	314
	NatWest Group plc	4.269%	3/22/25	2,553	2,526
[9]	NatWest Group plc	1.750%	3/2/26	400	402
	NatWest Group plc	4.800%	4/5/26	900	897
	NatWest Group plc	1.642%	6/14/27	700	615
	NatWest Group plc	3.754%	11/1/29	1,180	1,133
[10]	NatWest Group plc	2.105%	11/28/31	200	208
[9]	NatWest Markets plc	0.125%	11/12/25	300	287
[10]	NIBC Bank NV	3.125%	11/15/23	300	359
	Nomura Holdings Inc.	2.648%	1/16/25	800	757
	Nomura Holdings Inc.	1.851%	7/16/25	300	275
	Nomura Holdings Inc.	1.653%	7/14/26	3,865	3,390
	Nomura Holdings Inc.	2.329%	1/22/27	700	620
	Nomura Holdings Inc.	5.386%	7/6/27	600	600
	Northern Trust Corp.	4.000%	5/10/27	1,100	1,108
[7]	Northwestern Mutual Global Funding	0.800%	1/14/26	222	199
[7]	Nuveen Finance LLC	4.125%	11/1/24	488	485
	OneMain Finance Corp.	3.500%	1/15/27	75	60
	ORIX Corp.	4.050%	1/16/24	150	150
	Owl Rock Capital Corp.	3.750%	7/22/25	330	306
	Owl Rock Capital Corp.	4.250%	1/15/26	60	55
	Owl Rock Capital Corp.	3.400%	7/15/26	770	677
[7]	Pacific Life Global Funding II	1.200%	6/24/25	560	514
[10]	Pension Insurance Corp. plc	6.500%	7/3/24	595	747
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	120	120
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	340	339
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	140	140
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	1,920	1,882
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	1,860	1,658
[10]	Phoenix Group Holdings plc	6.625%	12/18/25	775	974
	PNC Bank NA	3.800%	7/25/23	750	753
	PNC Financial Services Group Inc.	3.900%	4/29/24	248	249
	Principal Financial Group Inc.	3.100%	11/15/26	175	166
	Progressive Corp.	2.500%	3/15/27	1,317	1,243
[7]	Protective Life Global Funding	0.473%	1/12/24	150	142
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Protective Life Global Funding	1.618%	4/15/26	670	604
	Prudential Financial Inc.	5.200%	3/15/44	85	80
	Prudential Financial Inc.	5.375%	5/15/45	110	105
	Reinsurance Group of America Inc.	4.700%	9/15/23	200	202
[7]	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,120	1,120
[7]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	200	166
[10]	Rothesay Life plc	8.000%	10/30/25	645	838
	Royal Bank of Canada	2.550%	7/16/24	4,255	4,158
	Royal Bank of Canada	0.750%	10/7/24	537	501
	Royal Bank of Canada	2.250%	11/1/24	2,095	2,025
	Royal Bank of Canada	1.600%	1/21/25	900	853
	Royal Bank of Canada	3.375%	4/14/25	900	888
	Royal Bank of Canada	1.150%	6/10/25	880	814
	Royal Bank of Canada	1.200%	4/27/26	1,920	1,725
	Royal Bank of Canada	1.150%	7/14/26	1,605	1,432
	Royal Bank of Canada	1.400%	11/2/26	495	440
	Royal Bank of Canada	2.050%	1/21/27	105	96
	Royal Bank of Canada	3.625%	5/4/27	500	486
	Santander Holdings USA Inc.	3.500%	6/7/24	1,410	1,385
	Santander Holdings USA Inc.	3.450%	6/2/25	1,065	1,027
	Santander Holdings USA Inc.	4.500%	7/17/25	1,115	1,111
	Santander UK Group Holdings plc	3.373%	1/5/24	2,017	2,006
	Santander UK Group Holdings plc	4.796%	11/15/24	820	820
	Santander UK Group Holdings plc	1.532%	8/21/26	1,125	1,008
	Santander UK Group Holdings plc	1.673%	6/14/27	2,085	1,822
	Santander UK Group Holdings plc	2.469%	1/11/28	700	621
	Santander UK plc	4.000%	3/13/24	1,730	1,733
[7]	SBL Holdings Inc.	5.125%	11/13/26	455	443
[10]	Scottish Widows Ltd.	5.500%	6/16/23	490	601
[7]	Security Benefit Global Funding	1.250%	5/17/24	405	384
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	262
[7]	Standard Chartered plc	1.456%	1/14/27	430	380
[8,11]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	3.660%	6/28/25	750	523
	State Street Corp.	3.550%	8/18/25	866	862
	State Street Corp.	2.354%	11/1/25	1,861	1,790
	State Street Corp.	2.650%	5/19/26	253	242
	Stifel Financial Corp.	4.250%	7/18/24	485	487
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,401	1,406
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	430	410
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	5,096	4,964
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	200	193
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,020	976
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,485	1,368
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	1,900	1,866
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,000	935
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	885
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	680	652
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	600	544
[8,11]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.613%	10/16/24	885	611
[7]	Sumitomo Mitsui Trust Bank Ltd.	2.550%	3/10/25	900	867
	SVB Financial Group	1.800%	10/28/26	800	712
[7]	Svenska Handelsbanken AB	0.550%	6/11/24	700	658

18

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	400	357
	Synchrony Financial	4.375%	3/19/24	840	833
	Synchrony Financial	4.250%	8/15/24	1,265	1,259
	Synchrony Financial	4.500%	7/23/25	1,345	1,307
	Synchrony Financial	3.700%	8/4/26	735	681
	Toronto-Dominion Bank	2.350%	3/8/24	2,576	2,523
	Toronto-Dominion Bank	3.766%	6/6/25	2,400	2,386
	Toronto-Dominion Bank	1.150%	6/12/25	1,050	970
	Toronto-Dominion Bank	0.750%	9/11/25	1,945	1,756
	Toronto-Dominion Bank	1.250%	9/10/26	2,700	2,397
	Toronto-Dominion Bank	2.800%	3/10/27	3,285	3,075
	Toronto-Dominion Bank	4.108%	6/8/27	1,800	1,781
	Toronto-Dominion Bank	3.625%	9/15/31	160	154
[8,11]	Toronto-Dominion Bank, 3M Australian Bank Bill Rate + 1.000%	1.310%	7/10/24	520	359
	Trinity Acquisition plc	4.400%	3/15/26	40	39
	Truist Bank	3.200%	4/1/24	395	393
	Truist Bank	2.150%	12/6/24	878	847
	Truist Bank	1.500%	3/10/25	1,180	1,114
	Truist Bank	3.625%	9/16/25	635	623
	Truist Bank	2.636%	9/17/29	500	475
	Truist Financial Corp.	2.500%	8/1/24	555	542
	Truist Financial Corp.	4.000%	5/1/25	561	562
	Truist Financial Corp.	1.200%	8/5/25	735	676
	Truist Financial Corp.	1.267%	3/2/27	470	422
[7]	UBS AG	0.450%	2/9/24	446	424
[7]	UBS AG	0.700%	8/9/24	950	891
[7]	UBS AG	1.250%	6/1/26	800	712
[7]	UBS Group AG	4.125%	9/24/25	257	255
[7]	UBS Group AG	4.125%	4/15/26	250	246
[7]	UBS Group AG	1.364%	1/30/27	925	820
[7]	UBS Group AG	1.494%	8/10/27	1,100	961
	US Bancorp	3.600%	9/11/24	490	489
	US Bancorp	1.450%	5/12/25	280	263
	US Bancorp	3.100%	4/27/26	300	289
	US Bancorp	2.375%	7/22/26	800	755
	US Bank NA	2.050%	1/21/25	530	508
[15,16]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	3.750%	1/24/24	2,775	2,780
[11]	Wells Fargo & Co.	4.750%	8/27/24	1,000	692
	Wells Fargo & Co.	3.000%	2/19/25	3,550	3,472
	Wells Fargo & Co.	0.805%	5/19/25	840	786
	Wells Fargo & Co.	3.550%	9/29/25	2,558	2,511
	Wells Fargo & Co.	2.406%	10/30/25	4,810	4,587
	Wells Fargo & Co.	2.164%	2/11/26	3,290	3,097
	Wells Fargo & Co.	3.000%	4/22/26	700	667
	Wells Fargo & Co.	2.188%	4/30/26	4,070	3,815
	Wells Fargo & Co.	4.100%	6/3/26	2,755	2,708
	Wells Fargo & Co.	3.000%	10/23/26	2,140	2,021
[9]	Wells Fargo & Co.	1.375%	10/26/26	710	687
	Wells Fargo & Co.	3.196%	6/17/27	1,300	1,232
	Wells Fargo & Co.	3.526%	3/24/28	2,275	2,159
[10]	Wells Fargo Bank NA	5.250%	8/1/23	1,000	1,229
[7]	Westpac Banking Corp.	1.552%	9/30/26	220	203
[11]	Westpac Banking Corp.	4.800%	6/14/28	200	139
	Westpac Banking Corp.	2.894%	2/4/30	1,831	1,735
	Westpac Banking Corp.	4.322%	11/23/31	705	679
[8,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.400%	2.400%	2/16/28	100	69
[8,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	2.262%	1/29/31	200	135
[8,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	3.578%	6/22/28	1,600	1,106
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	3.109%	8/27/29	600	415
	Willis North America Inc.	3.600%	5/15/24	1,805	1,779
	Willis North America Inc.	4.650%	6/15/27	600	591
					632,986
Health Care (6.6%)
	AbbVie Inc.	3.250%	10/1/22	416	416
	AbbVie Inc.	2.300%	11/21/22	3,780	3,767
	AbbVie Inc.	2.800%	3/15/23	200	199
	AbbVie Inc.	3.850%	6/15/24	1,414	1,414
	AbbVie Inc.	2.600%	11/21/24	7,352	7,123
	AbbVie Inc.	3.800%	3/15/25	2,147	2,132
	AbbVie Inc.	3.600%	5/14/25	270	266
	AbbVie Inc.	3.200%	5/14/26	250	241
	AbbVie Inc.	2.950%	11/21/26	4,885	4,630
	Aetna Inc.	2.800%	6/15/23	1,466	1,448
	Aetna Inc.	3.500%	11/15/24	330	326
[7]	Alcon Finance Corp.	2.750%	9/23/26	300	281
[9]	American Medical Systems Europe BV	0.750%	3/8/25	758	760
	AmerisourceBergen Corp.	0.737%	3/15/23	1,152	1,130
	Amgen Inc.	3.125%	5/1/25	565	555
	Amgen Inc.	2.200%	2/21/27	1,000	920
	Amgen Inc.	3.200%	11/2/27	223	213
	Anthem Inc.	3.500%	8/15/24	350	349
	Anthem Inc.	2.375%	1/15/25	545	525
	Anthem Inc.	1.500%	3/15/26	1,205	1,102
	Astrazeneca Finance LLC	1.200%	5/28/26	2,220	2,006
	AstraZeneca plc	3.375%	11/16/25	2,200	2,179
[7]	Bausch Health Cos. Inc.	5.500%	11/1/25	60	53
	Baxalta Inc.	4.000%	6/23/25	1,200	1,191
	Baxter International Inc.	1.322%	11/29/24	4,200	3,944
	Baxter International Inc.	1.915%	2/1/27	5,085	4,554
[7]	Bayer US Finance II LLC	3.875%	12/15/23	4,990	4,979
[7]	Bayer US Finance LLC	3.375%	10/8/24	1,160	1,134
	Becton Dickinson and Co.	3.363%	6/6/24	876	867
	Becton Dickinson and Co.	3.700%	6/6/27	2,230	2,159
	Boston Scientific Corp.	3.450%	3/1/24	803	801
	Boston Scientific Corp.	1.900%	6/1/25	1,360	1,284
	Cardinal Health Inc.	3.079%	6/15/24	495	487
	Cigna Corp.	3.000%	7/15/23	486	483
	Cigna Corp.	0.613%	3/15/24	600	571
	Cigna Corp.	3.500%	6/15/24	1,268	1,259
	Cigna Corp.	3.250%	4/15/25	1,000	981
	Cigna Corp.	4.125%	11/15/25	2,595	2,602
	Cigna Corp.	4.500%	2/25/26	100	101
	Cigna Corp.	1.250%	3/15/26	700	632
	Cigna Corp.	3.400%	3/1/27	2,000	1,923
	CommonSpirit Health	4.200%	8/1/23	100	101
	CommonSpirit Health	2.760%	10/1/24	1,400	1,363
	CommonSpirit Health	1.547%	10/1/25	725	665
[7]	CSL UK Holdings Ltd.	3.850%	4/27/27	320	317
	CVS Health Corp.	2.625%	8/15/24	1,900	1,859
	CVS Health Corp.	4.100%	3/25/25	1,205	1,214
	CVS Health Corp.	3.875%	7/20/25	1,445	1,439
	CVS Health Corp.	2.875%	6/1/26	500	477
	CVS Health Corp.	3.000%	8/15/26	1,500	1,437
	CVS Health Corp.	3.625%	4/1/27	1,925	1,875
	CVS Health Corp.	1.300%	8/21/27	1,000	862
	Danaher Corp.	3.350%	9/15/25	300	295
	DH Europe Finance II Sarl	2.200%	11/15/24	2,900	2,783
[9]	DH Europe Finance II Sarl	0.200%	3/18/26	565	545
	Dignity Health	3.812%	11/1/24	30	30
	Encompass Health Corp.	4.500%	2/1/28	60	52
	Gilead Sciences Inc.	0.750%	9/29/23	2,102	2,035
	Gilead Sciences Inc.	3.700%	4/1/24	1,922	1,925
	Gilead Sciences Inc.	3.500%	2/1/25	2,442	2,415
	Gilead Sciences Inc.	3.650%	3/1/26	2,720	2,679

19

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	2.950%	3/1/27	300	284
	HCA Inc.	5.000%	3/15/24	2,729	2,738
	HCA Inc.	5.250%	4/15/25	1,700	1,704
	HCA Inc.	5.250%	6/15/26	1,240	1,231
[7]	HCA Inc.	3.125%	3/15/27	1,155	1,056
[7]	Highmark Inc.	1.450%	5/10/26	1,760	1,593
	Humana Inc.	0.650%	8/3/23	1,200	1,163
	Humana Inc.	3.850%	10/1/24	460	461
	Humana Inc.	4.500%	4/1/25	1,500	1,517
	Humana Inc.	3.950%	3/15/27	1,550	1,523
	Illumina Inc.	0.550%	3/23/23	400	392
	McKesson Corp.	2.700%	12/15/22	1,700	1,697
	McKesson Corp.	2.850%	3/15/23	430	428
	McKesson Corp.	3.796%	3/15/24	2,300	2,306
	McKesson Corp.	0.900%	12/3/25	1,000	900
	McKesson Corp.	1.300%	8/15/26	1,000	891
	Merck & Co. Inc.	1.700%	6/10/27	1,535	1,395
[7]	Mylan Inc.	3.125%	1/15/23	865	860
[7]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	290	257
	PerkinElmer Inc.	0.850%	9/15/24	1,465	1,359
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	280	267
	Quest Diagnostics Inc.	3.500%	3/30/25	345	339
	Quest Diagnostics Inc.	3.450%	6/1/26	100	97
[7]	Roche Holdings Inc.	2.132%	3/10/25	450	435
[7]	Roche Holdings Inc.	2.314%	3/10/27	1,490	1,396
	Royalty Pharma plc	0.750%	9/2/23	2,185	2,104
	Royalty Pharma plc	1.200%	9/2/25	1,050	941
	Royalty Pharma plc	1.750%	9/2/27	1,000	853
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	4,120	3,956
	SSM Health Care Corp.	3.688%	6/1/23	1,225	1,226
	Stryker Corp.	1.150%	6/15/25	1,350	1,247
	Stryker Corp.	3.375%	11/1/25	40	39
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	457	460
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	50	48
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	195	180
[7]	Tenet Healthcare Corp.	4.250%	6/1/29	78	66
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	6,165	5,981
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	5,500	5,217
	UnitedHealth Group Inc.	3.750%	7/15/25	180	180
	UnitedHealth Group Inc.	1.250%	1/15/26	340	314
	Utah Acquisition Sub Inc.	3.950%	6/15/26	2,100	1,980
	Viatris Inc.	1.650%	6/22/25	2,604	2,362
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	2,000	1,920
	Zoetis Inc.	4.500%	11/13/25	1,200	1,216
					142,934
Industrials (5.5%)
[7]	Air Canada	3.875%	8/15/26	105	89
[7]	Allison Transmission Inc.	4.750%	10/1/27	120	110
[7]	American Airlines Inc.	11.750%	7/15/25	43	44
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	240	221
[7]	AP Moller - Maersk A/S	3.875%	9/28/25	800	798
[7]	Aramark Services Inc.	6.375%	5/1/25	315	308
[7]	Aramark Services Inc.	5.000%	2/1/28	30	27
[11]	Aurizon Network Pty Ltd.	4.000%	6/21/24	600	409
	Boeing Co.	4.508%	5/1/23	5,777	5,802
	Boeing Co.	1.875%	6/15/23	775	759
	Boeing Co.	1.433%	2/4/24	7,200	6,888
	Boeing Co.	2.800%	3/1/24	875	858
	Boeing Co.	2.850%	10/30/24	245	238
	Boeing Co.	4.875%	5/1/25	6,665	6,640
	Boeing Co.	2.600%	10/30/25	348	325
	Boeing Co.	2.750%	2/1/26	840	780
	Boeing Co.	2.196%	2/4/26	12,800	11,552
	Boeing Co.	2.250%	6/15/26	250	225
	Boeing Co.	2.700%	2/1/27	690	614
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Brisbane Airport Corp Pty Ltd.	3.900%	4/24/25	400	266
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	471	521
	Canadian Pacific Railway Co.	2.900%	2/1/25	330	320
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,090	987
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	85	78
	Carrier Global Corp.	2.242%	2/15/25	414	393
	Caterpillar Financial Services Corp.	1.150%	9/14/26	600	541
[7]	Clean Harbors Inc.	4.875%	7/15/27	360	330
	CNH Industrial Capital LLC	1.950%	7/2/23	790	772
	CNH Industrial Capital LLC	1.875%	1/15/26	2,527	2,293
	CNH Industrial Capital LLC	1.450%	7/15/26	1,160	1,025
	CNH Industrial NV	4.500%	8/15/23	1,620	1,635
	CSX Corp.	3.350%	11/1/25	140	138
[7]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	2,215	2,127
[7]	Daimler Trucks Finance North America LLC	3.650%	4/7/27	780	747
	Delta Air Lines Inc.	2.900%	10/28/24	70	65
[7]	Delta Air Lines Inc.	7.000%	5/1/25	2,025	2,050
[4,7]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.500%	10/20/25	3,040	2,953
	Dover Corp.	3.150%	11/15/25	210	206
[9]	easyJet plc	0.875%	6/11/25	425	405
	Embraer Overseas Ltd.	5.696%	9/16/23	37	37
	Emerson Electric Co.	0.875%	10/15/26	425	376
	General Dynamics Corp.	3.250%	4/1/25	1,660	1,646
	General Dynamics Corp.	3.500%	5/15/25	630	628
	General Dynamics Corp.	3.500%	4/1/27	660	649
[10]	Heathrow Funding Ltd.	6.750%	12/3/28	285	384
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	2,105	2,056
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	960	899
	John Deere Capital Corp.	3.400%	6/6/25	1,900	1,894
	John Deere Capital Corp.	1.300%	10/13/26	300	272
	John Deere Capital Corp.	2.350%	3/8/27	910	854
	Johnson Controls International plc	3.625%	7/2/24	303	300
	Johnson Controls International plc	3.900%	2/14/26	80	79
	L3Harris Technologies Inc.	3.850%	6/15/23	3,571	3,567
	L3Harris Technologies Inc.	3.950%	5/28/24	672	674
	L3Harris Technologies Inc.	3.832%	4/27/25	155	153
	L3Harris Technologies Inc.	3.850%	12/15/26	780	765
	Lennox International Inc.	1.350%	8/1/25	230	211
	Lennox International Inc.	1.700%	8/1/27	200	175
[7]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	5,450	5,353
[7]	Misc Capital Two Labuan Ltd.	3.625%	4/6/25	1,450	1,415
[7]	Misc Capital Two Labuan Ltd.	3.750%	4/6/27	205	193
[8,11]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	1.763%	7/12/24	250	171
	Norfolk Southern Corp.	3.650%	8/1/25	270	268
	Norfolk Southern Corp.	2.900%	6/15/26	520	498
	Northrop Grumman Corp.	2.930%	1/15/25	2,112	2,068
	Otis Worldwide Corp.	2.056%	4/5/25	3,710	3,513
[11]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	1,120	765
	Parker-Hannifin Corp.	3.650%	6/15/24	2,450	2,434
	Parker-Hannifin Corp.	4.250%	9/15/27	920	915
	Quanta Services Inc.	0.950%	10/1/24	350	324
	Raytheon Technologies Corp.	3.650%	8/16/23	308	308
	Raytheon Technologies Corp.	3.200%	3/15/24	3,365	3,356
	Raytheon Technologies Corp.	3.950%	8/16/25	1,620	1,627
	Raytheon Technologies Corp.	3.500%	3/15/27	1,349	1,318
	Raytheon Technologies Corp.	3.125%	5/4/27	730	698
	Republic Services Inc.	3.200%	3/15/25	385	378
	Republic Services Inc.	0.875%	11/15/25	500	451
	Republic Services Inc.	2.900%	7/1/26	140	134
[7]	Rolls-Royce plc	3.625%	10/14/25	90	80
[7]	Rolls-Royce plc	5.750%	10/15/27	350	317
	Ryder System Inc.	3.650%	3/18/24	2,405	2,385

20

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ryder System Inc.	1.750%	9/1/26	710	643
	Ryder System Inc.	2.850%	3/1/27	590	547
[7]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	1,189	1,135
[7]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	1,250	1,132
	Southwest Airlines Co.	2.750%	11/16/22	1,000	998
	Southwest Airlines Co.	4.750%	5/4/23	2,700	2,718
	Southwest Airlines Co.	5.250%	5/4/25	1,265	1,290
	Southwest Airlines Co.	3.000%	11/15/26	200	187
	Southwest Airlines Co.	5.125%	6/15/27	1,570	1,584
	Southwest Airlines Co.	3.450%	11/16/27	270	254
	Stanley Black & Decker Inc.	3.400%	3/1/26	630	618
	Teledyne Technologies Inc.	1.600%	4/1/26	2,150	1,927
[7]	TransDigm Inc.	8.000%	12/15/25	475	481
[7]	TransDigm Inc.	6.250%	3/15/26	190	184
	TransDigm Inc.	5.500%	11/15/27	150	128
	Tyco Electronics Group SA	3.700%	2/15/26	720	718
	Tyco Electronics Group SA	3.125%	8/15/27	700	672
	Union Pacific Corp.	3.500%	6/8/23	225	225
	Union Pacific Corp.	3.150%	3/1/24	1,150	1,142
	Union Pacific Corp.	3.250%	8/15/25	470	463
	Union Pacific Corp.	2.750%	3/1/26	300	288
	Union Pacific Corp.	3.000%	4/15/27	210	202
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	249	236
[7]	United Airlines Inc.	4.375%	4/15/26	300	266
	United Rentals North America Inc.	3.875%	11/15/27	222	206
[4,16]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	1	1
[7]	Vertiv Group Corp.	4.125%	11/15/28	80	65
	Waste Management Inc.	0.750%	11/15/25	700	637
[7]	WESCO Distribution Inc.	7.125%	6/15/25	55	55
[7]	WESCO Distribution Inc.	7.250%	6/15/28	155	153
[7]	Williams Scotsman International Inc.	4.625%	8/15/28	86	74
[9]	Wizz Air Finance Co. BV	1.350%	1/19/24	100	97
[11]	WSO Finance Pty Ltd.	3.500%	7/14/23	310	213
					118,666
Materials (1.9%)
	Albemarle Corp.	4.650%	6/1/27	500	492
	ArcelorMittal SA	4.550%	3/11/26	670	660
[7]	Arconic Corp.	6.000%	5/15/25	35	34
[7]	Arconic Corp.	6.125%	2/15/28	65	60
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	250	232
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	155	131
[7]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	80	71
	Ball Corp.	4.000%	11/15/23	215	213
	Ball Corp.	4.875%	3/15/26	75	74
	Berry Global Inc.	0.950%	2/15/24	2,365	2,240
	Berry Global Inc.	1.570%	1/15/26	3,437	3,069
[7]	Berry Global Inc.	4.875%	7/15/26	458	437
[7]	Berry Global Inc.	5.625%	7/15/27	765	733
[7]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	133	124
[7]	Canpack SA / Canpack US LLC	3.875%	11/15/29	45	36
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	1,255	1,251
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	1,200	1,166
	Cleveland-Cliffs Inc.	5.875%	6/1/27	155	146
	Dow Chemical Co.	4.550%	11/30/25	790	804
	DuPont de Nemours Inc.	4.205%	11/15/23	2,107	2,120
	DuPont de Nemours Inc.	4.493%	11/15/25	1,890	1,903
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eastman Chemical Co.	3.800%	3/15/25	670	662
	EI du Pont de Nemours and Co.	1.700%	7/15/25	460	432
[7]	Element Solutions Inc.	3.875%	9/1/28	210	174
	FMC Corp.	3.200%	10/1/26	400	381
[7]	Freeport Indonesia PT	4.763%	4/14/27	240	231
	Freeport-McMoRan Inc.	4.550%	11/14/24	790	786
	Freeport-McMoRan Inc.	4.375%	8/1/28	270	254
[7]	Georgia-Pacific LLC	0.625%	5/15/24	2,365	2,220
[7]	Georgia-Pacific LLC	1.750%	9/30/25	2,160	2,002
[7]	Georgia-Pacific LLC	0.950%	5/15/26	2,250	1,996
[7]	Georgia-Pacific LLC	2.100%	4/30/27	1,770	1,620
[9]	Glencore Finance Europe Ltd.	1.750%	3/17/25	214	212
[9]	Glencore Finance Europe Ltd.	3.750%	4/1/26	313	321
[7]	Graphic Packaging International LLC	0.821%	4/15/24	732	686
[7]	Graphic Packaging International LLC	3.500%	3/15/28	20	17
[7]	Graphic Packaging International LLC	3.500%	3/1/29	63	53
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	75	63
[7]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	788	783
	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	514	511
	Indonesia Asahan Aluminium Persero PT	6.530%	11/15/28	200	203
[7]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	50	42
[7]	Ingevity Corp.	3.875%	11/1/28	70	59
	LYB International Finance BV	4.000%	7/15/23	683	682
	LYB International Finance III LLC	1.250%	10/1/25	1,609	1,456
	LyondellBasell Industries NV	5.750%	4/15/24	1,215	1,243
	Martin Marietta Materials Inc.	0.650%	7/15/23	500	483
	Mosaic Co.	4.250%	11/15/23	635	639
	Nucor Corp.	3.950%	5/23/25	300	299
	Nucor Corp.	2.000%	6/1/25	831	782
	Nucor Corp.	4.300%	5/23/27	300	299
	Nutrien Ltd.	1.900%	5/13/23	1,491	1,468
	Nutrien Ltd.	3.000%	4/1/25	1,065	1,039
	Packaging Corp. of America	3.650%	9/15/24	11	11
[7]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	106	91
[9]	PPG Industries Inc.	1.875%	6/1/25	732	751
	PPG Industries Inc.	1.200%	3/15/26	955	856
	RPM International Inc.	3.750%	3/15/27	200	192
	Steel Dynamics Inc.	2.800%	12/15/24	445	432
	Steel Dynamics Inc.	2.400%	6/15/25	330	312
	WRKCo Inc.	3.000%	9/15/24	937	914
	WRKCo Inc.	3.750%	3/15/25	270	267
	WRKCo Inc.	3.375%	9/15/27	100	95
					42,015
Real Estate (4.1%)
[10]	Akelius Residential Property AB	2.375%	8/15/25	800	925
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	2,229	2,192
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	200	200
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	1,000	1,004
	American Tower Corp.	3.000%	6/15/23	1,824	1,805
	American Tower Corp.	0.600%	1/15/24	4,060	3,851
	American Tower Corp.	3.375%	5/15/24	930	916
	American Tower Corp.	2.950%	1/15/25	1,886	1,821
	American Tower Corp.	2.400%	3/15/25	2,218	2,096
	American Tower Corp.	4.000%	6/1/25	1,060	1,048
	American Tower Corp.	1.600%	4/15/26	2,220	1,989
	American Tower Corp.	1.450%	9/15/26	990	866
	American Tower Corp.	3.375%	10/15/26	1,040	983
[9]	American Tower Corp.	0.450%	1/15/27	563	513
	American Tower Corp.	2.750%	1/15/27	838	766

21

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	American Tower Corp.	0.400%	2/15/27	256	231
	American Tower Corp.	3.550%	7/15/27	320	300
[9]	Aroundtown SA	0.625%	7/9/25	1,300	1,195
[9]	Aroundtown SA	3.375%	12/31/99	100	78
	AvalonBay Communities Inc.	2.850%	3/15/23	400	398
	AvalonBay Communities Inc.	2.950%	5/11/26	600	572
	AvalonBay Communities Inc.	2.900%	10/15/26	200	190
[9]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	820	834
[9]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	150	146
	Boston Properties LP	3.125%	9/1/23	1,300	1,288
	Boston Properties LP	3.800%	2/1/24	150	149
	Boston Properties LP	3.200%	1/15/25	280	273
	Boston Properties LP	2.750%	10/1/26	402	375
	Brandywine Operating Partnership LP	3.950%	2/15/23	390	389
	Brandywine Operating Partnership LP	4.100%	10/1/24	390	387
	Brixmor Operating Partnership LP	3.650%	6/15/24	2,335	2,302
	Brixmor Operating Partnership LP	3.850%	2/1/25	1,041	1,025
	Camden Property Trust	4.250%	1/15/24	1,518	1,523
	Camden Property Trust	3.500%	9/15/24	180	177
	Corporate Office Properties LP	2.250%	3/15/26	1,913	1,733
	Crown Castle International Corp.	3.150%	7/15/23	1,202	1,189
	Crown Castle International Corp.	3.200%	9/1/24	2,430	2,380
	Crown Castle International Corp.	1.350%	7/15/25	860	786
	Crown Castle International Corp.	4.450%	2/15/26	1,530	1,515
	Crown Castle International Corp.	3.700%	6/15/26	2,200	2,125
	Crown Castle International Corp.	1.050%	7/15/26	2,065	1,790
	Crown Castle International Corp.	4.000%	3/1/27	210	204
	Crown Castle International Corp.	2.900%	3/15/27	570	527
[7]	CTR Partnership LP / CareTrust Capital Corp.	3.875%	6/30/28	88	75
	CubeSmart LP	4.000%	11/15/25	240	237
[9]	Digital Dutch Finco BV	0.625%	7/15/25	420	405
	Duke Realty LP	3.250%	6/30/26	430	414
	Equinix Inc.	1.450%	5/15/26	290	258
	Equinix Inc.	2.900%	11/18/26	480	446
	Equinix Inc.	1.800%	7/15/27	450	391
	ERP Operating LP	3.375%	6/1/25	600	587
	ERP Operating LP	2.850%	11/1/26	246	233
[9]	Fastighets AB Balder	1.875%	3/14/25	300	271
	Federal Realty Investment Trust	2.750%	6/1/23	500	497
	Federal Realty Investment Trust	3.950%	1/15/24	724	722
	Healthcare Realty Trust Inc.	3.875%	5/1/25	200	196
	Healthpeak Properties Inc.	3.400%	2/1/25	114	112
	Healthpeak Properties Inc.	1.350%	2/1/27	700	615
[9]	Heimstaden Bostad AB	1.125%	1/21/26	500	454
	Highwoods Realty LP	3.625%	1/15/23	170	170
	Host Hotels & Resorts LP	4.000%	6/15/25	366	358
	IIP Operating Partnership LP	5.500%	5/25/26	900	814
	Kilroy Realty LP	3.450%	12/15/24	669	652
	Kilroy Realty LP	4.375%	10/1/25	190	187
	Kimco Realty Corp.	3.500%	4/15/23	410	409
	Kimco Realty Corp.	4.450%	1/15/24	340	340
	Kimco Realty Corp.	2.700%	3/1/24	885	868
	Kimco Realty Corp.	3.300%	2/1/25	1,770	1,733
	Kimco Realty Corp.	2.800%	10/1/26	210	197
[9]	Kojamo OYJ	1.500%	6/19/24	150	149
[9]	Logicor Financing Sarl	0.750%	7/15/24	200	198
[9]	Logicor Financing Sarl	2.250%	5/13/25	145	145
	Mid-America Apartments LP	4.300%	10/15/23	135	136
	Mid-America Apartments LP	3.750%	6/15/24	260	259
	Mid-America Apartments LP	4.000%	11/15/25	300	298
	Mid-America Apartments LP	1.100%	9/15/26	770	676
	MPT Operating Partnership LP / MPT Finance Corp.	5.000%	10/15/27	150	138
	National Retail Properties Inc.	3.900%	6/15/24	805	803
	National Retail Properties Inc.	4.000%	11/15/25	615	612
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Office Properties Income Trust	2.650%	6/15/26	400	340
	Omega Healthcare Investors Inc.	4.375%	8/1/23	75	75
	Omega Healthcare Investors Inc.	4.950%	4/1/24	527	528
	Omega Healthcare Investors Inc.	4.500%	1/15/25	401	396
	Omega Healthcare Investors Inc.	5.250%	1/15/26	970	961
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	195
	Public Storage	1.500%	11/9/26	575	519
	Realty Income Corp.	4.600%	2/6/24	1,305	1,316
	Realty Income Corp.	3.875%	4/15/25	745	742
	Realty Income Corp.	4.625%	11/1/25	2,675	2,712
	Realty Income Corp.	0.750%	3/15/26	330	290
	Realty Income Corp.	4.875%	6/1/26	3,380	3,446
	Realty Income Corp.	4.125%	10/15/26	1,396	1,388
[10]	Realty Income Corp.	1.875%	1/14/27	182	203
[10]	Realty Income Corp.	1.125%	7/13/27	400	427
	Regency Centers LP	3.750%	6/15/24	40	40
	Sabra Health Care LP	5.125%	8/15/26	1,220	1,186
[9]	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	300	227
[9]	Samhallsbyggnadsbolaget i Norden AB	1.125%	9/4/26	100	69
	Simon Property Group LP	3.750%	2/1/24	1,060	1,058
	Simon Property Group LP	2.000%	9/13/24	1,629	1,559
	Simon Property Group LP	3.375%	10/1/24	1,210	1,197
	Simon Property Group LP	3.500%	9/1/25	1,605	1,569
	Simon Property Group LP	3.250%	11/30/26	800	763
	Simon Property Group LP	1.375%	1/15/27	750	656
	UDR Inc.	2.950%	9/1/26	400	376
[7]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	240	232
	Ventas Realty LP	3.500%	4/15/24	1,095	1,083
	Ventas Realty LP	3.750%	5/1/24	95	94
	Ventas Realty LP	2.650%	1/15/25	390	373
	Ventas Realty LP	3.500%	2/1/25	180	176
	Ventas Realty LP	3.250%	10/15/26	765	722
[7]	VICI Properties LP / VICI Note Co Inc.	5.625%	5/1/24	386	381
[7]	VICI Properties LP / VICI Note Co Inc.	4.625%	6/15/25	161	153
	Vornado Realty LP	2.150%	6/1/26	400	356
[7]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	210	203
	Welltower Inc.	3.625%	3/15/24	840	833
	Welltower Inc.	4.000%	6/1/25	2,343	2,330
	Welltower Inc.	4.250%	4/1/26	195	193
[10]	Westfield America Management Ltd.	2.125%	3/30/25	200	220
					89,698
Technology (4.3%)
	Apple Inc.	3.250%	2/23/26	470	467
	Apple Inc.	2.050%	9/11/26	951	896
	Apple Inc.	3.200%	5/11/27	1,900	1,871
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	250	244
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	1,570	1,514
	Broadcom Inc.	3.625%	10/15/24	2,886	2,856
	Broadcom Inc.	3.150%	11/15/25	1,260	1,213
	Broadcom Inc.	3.459%	9/15/26	830	797
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	97
	Citrix Systems Inc.	1.250%	3/1/26	595	575
[7]	Clarivate Science Holdings Corp.	3.875%	7/1/28	125	105
[7]	CommScope Inc.	6.000%	3/1/26	75	69
	Dell International LLC / EMC Corp.	4.000%	7/15/24	845	843
	Dell International LLC / EMC Corp.	5.850%	7/15/25	1,935	1,997
	Dell International LLC / EMC Corp.	6.020%	6/15/26	5,220	5,414

22

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC / EMC Corp.	4.900%	10/1/26	560	560
[9]	DXC Technology Co.	1.750%	1/15/26	285	281
	DXC Technology Co.	1.800%	9/15/26	1,800	1,596
[7]	Entegris Escrow Corp.	4.750%	4/15/29	120	112
	Equifax Inc.	2.600%	12/1/24	3,101	2,992
	Equifax Inc.	2.600%	12/15/25	1,600	1,507
	Fidelity National Information Services Inc.	0.600%	3/1/24	940	890
	Fidelity National Information Services Inc.	1.150%	3/1/26	570	506
	Fiserv Inc.	2.750%	7/1/24	5,290	5,164
	Fiserv Inc.	3.200%	7/1/26	1,480	1,406
	Global Payments Inc.	1.500%	11/15/24	990	928
	Global Payments Inc.	1.200%	3/1/26	1,892	1,669
	Global Payments Inc.	2.150%	1/15/27	2,340	2,074
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	650	661
	HP Inc.	2.200%	6/17/25	2,670	2,520
	HP Inc.	1.450%	6/17/26	2,600	2,300
	HP Inc.	3.000%	6/17/27	300	277
	Intel Corp.	3.750%	3/25/27	150	151
	International Business Machines Corp.	3.300%	5/15/26	3,760	3,673
	Juniper Networks Inc.	1.200%	12/10/25	690	618
	Marvell Technology Inc.	4.200%	6/22/23	750	748
[7]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	20	19
	NXP BV / NXP Funding LLC	4.875%	3/1/24	2,360	2,384
	NXP BV / NXP Funding LLC	5.350%	3/1/26	520	531
	Oracle Corp.	3.625%	7/15/23	150	150
	Oracle Corp.	2.400%	9/15/23	2,540	2,501
	Oracle Corp.	3.400%	7/8/24	1,035	1,021
	Oracle Corp.	2.950%	11/15/24	1,395	1,353
	Oracle Corp.	2.500%	4/1/25	3,813	3,622
	Oracle Corp.	2.950%	5/15/25	1,200	1,151
	Oracle Corp.	1.650%	3/25/26	3,391	3,037
	Oracle Corp.	2.650%	7/15/26	2,702	2,491
	Oracle Corp.	2.800%	4/1/27	871	796
	PayPal Holdings Inc.	3.900%	6/1/27	410	408
[7]	Qorvo Inc.	1.750%	12/15/24	440	412
	QUALCOMM Inc.	3.250%	5/20/27	950	929
	Roper Technologies Inc.	3.800%	12/15/26	395	386
[7]	S&P Global Inc.	2.450%	3/1/27	2,160	2,023
[7]	Sabre GLBL Inc.	7.375%	9/1/25	103	96
	Skyworks Solutions Inc.	0.900%	6/1/23	340	329
	Skyworks Solutions Inc.	1.800%	6/1/26	7,875	6,986
[7]	SS&C Technologies Inc.	5.500%	9/30/27	120	113
	TSMC Arizona Corp.	3.875%	4/22/27	1,255	1,251
	Verisk Analytics Inc.	4.000%	6/15/25	1,380	1,370
[9]	Visa Inc.	1.500%	6/15/26	955	978
	VMware Inc.	0.600%	8/15/23	1,000	966
	VMware Inc.	4.500%	5/15/25	4,554	4,574
	VMware Inc.	1.400%	8/15/26	2,460	2,177
	Workday Inc.	3.500%	4/1/27	870	833
					92,478
Utilities (3.5%)
	AEP Transmission Co. LLC	3.100%	12/1/26	410	396
[8,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	1.295%	1/8/26	140	96
	Ameren Corp.	2.500%	9/15/24	1,060	1,028
	Ameren Corp.	3.650%	2/15/26	260	255
	Ameren Corp.	1.950%	3/15/27	520	467
	Ameren Illinois Co.	3.250%	3/1/25	340	335
	American Electric Power Co. Inc.	2.031%	3/15/24	780	754
	American Electric Power Co. Inc.	1.000%	11/1/25	325	292
	Atmos Energy Corp.	0.625%	3/9/23	1,243	1,221
[8,11]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	2.213%	7/1/24	500	341
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baltimore Gas and Electric Co.	3.350%	7/1/23	110	110
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	590	595
	Black Hills Corp.	1.037%	8/23/24	1,000	937
[9]	Cadent Finance plc	0.625%	9/22/24	430	430
[7]	Calpine Corp.	4.500%	2/15/28	46	42
	CenterPoint Energy Inc.	2.500%	9/1/24	580	561
	CenterPoint Energy Inc.	1.450%	6/1/26	1,360	1,227
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	960	941
	Consolidated Edison Inc.	0.650%	12/1/23	1,340	1,289
[11]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	240	163
	Dominion Energy Inc.	3.300%	3/15/25	1,540	1,509
	Dominion Energy Inc.	1.450%	4/15/26	1,768	1,599
	Dominion Energy Inc.	2.850%	8/15/26	500	475
[8]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	2.359%	9/15/23	1,100	1,094
	DTE Energy Co.	1.050%	6/1/25	1,125	1,034
	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	270	248
	Duke Energy Corp.	0.900%	9/15/25	1,435	1,301
	Duke Energy Corp.	2.650%	9/1/26	509	478
	Duke Energy Ohio Inc.	3.800%	9/1/23	380	380
	Duke Energy Progress LLC	3.250%	8/15/25	300	297
[10]	E.ON International Finance BV	5.625%	12/6/23	100	125
[7]	East Ohio Gas Co.	1.300%	6/15/25	285	262
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	574	568
[7]	Electricite de France SA	4.500%	9/21/28	200	194
[9]	Energias de Portugal SA	2.875%	6/1/26	300	311
[7]	Engie SA	2.875%	10/10/22	275	274
[7]	ENN Energy Holdings Ltd.	4.625%	5/17/27	500	504
	Entergy Arkansas LLC	3.500%	4/1/26	690	680
	Entergy Corp.	0.900%	9/15/25	1,025	923
	Entergy Corp.	2.950%	9/1/26	3,170	3,007
	Entergy Louisiana LLC	4.050%	9/1/23	360	362
	Entergy Louisiana LLC	0.620%	11/17/23	632	607
	Entergy Louisiana LLC	0.950%	10/1/24	540	509
	Entergy Louisiana LLC	2.400%	10/1/26	1,200	1,111
	Evergy Inc.	2.450%	9/15/24	1,500	1,444
	Evergy Kansas Central Inc.	2.550%	7/1/26	477	453
	Eversource Energy	0.800%	8/15/25	405	365
	Eversource Energy	2.900%	3/1/27	1,435	1,351
	Eversource Energy	4.600%	7/1/27	800	807
	Exelon Corp.	3.950%	6/15/25	715	713
	Exelon Corp.	3.400%	4/15/26	500	485
[7]	Exelon Corp.	2.750%	3/15/27	1,063	996
	FirstEnergy Corp.	2.050%	3/1/25	165	153
	FirstEnergy Corp.	1.600%	1/15/26	370	330
	FirstEnergy Corp.	4.400%	7/15/27	115	108
	Georgia Power Co.	2.200%	9/15/24	820	791
	ITC Holdings Corp.	2.700%	11/15/22	750	747
	ITC Holdings Corp.	3.250%	6/30/26	300	289
	Korea Midland Power Co. Ltd	2.375%	7/22/22	304	304
	MidAmerican Energy Co.	3.700%	9/15/23	130	129
	National Fuel Gas Co.	5.500%	1/15/26	295	296
[9]	National Grid Electricity Transmission plc	0.190%	1/20/25	393	389
	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	710	679
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	1,630	1,602
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	570	514
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,000	1,013
[7]	NextEra Energy Operating Partners LP	3.875%	10/15/26	45	41
[7]	NextEra Energy Operating Partners LP	4.500%	9/15/27	185	171
[7]	NRG Energy Inc.	2.000%	12/2/25	628	568
	NRG Energy Inc.	6.625%	1/15/27	47	46

23

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NSTAR Electric Co.	3.250%	11/15/25	290	285
	NSTAR Electric Co.	3.200%	5/15/27	990	955
	NTPC Ltd.	4.375%	11/26/24	200	200
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	1,010	996
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	310	280
	Pacific Gas and Electric Co.	3.250%	6/15/23	202	199
	Pacific Gas and Electric Co.	3.500%	6/15/25	515	489
	Pacific Gas and Electric Co.	3.450%	7/1/25	475	446
	Pacific Gas and Electric Co.	3.150%	1/1/26	2,922	2,662
	Pacific Gas and Electric Co.	2.100%	8/1/27	386	324
	PacifiCorp	3.350%	7/1/25	600	591
	PECO Energy Co.	3.150%	10/15/25	115	113
	Perusahaan Gas Negara Tbk PT	5.125%	5/16/24	200	201
	Public Service Electric and Gas Co.	3.000%	5/15/25	275	269
	Public Service Enterprise Group Inc.	2.875%	6/15/24	2,040	1,999
	Public Service Enterprise Group Inc.	0.800%	8/15/25	1,585	1,432
	Puget Energy Inc.	3.650%	5/15/25	393	385
[7]	Rayburn Country Securitization LLC	2.307%	12/1/32	310	288
	Sempra Energy	3.300%	4/1/25	290	283
	Southern California Edison Co.	3.700%	8/1/25	400	394
	Southern California Edison Co.	1.200%	2/1/26	200	180
	Southern California Gas Co.	2.600%	6/15/26	480	455
	Southern California Gas Co.	2.950%	4/15/27	575	546
	Southern Co.	4.475%	8/1/24	1,120	1,124
	Southern Co.	5.113%	8/1/27	1,400	1,414
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	100	96
	Southern Power Co.	0.900%	1/15/26	300	267
	Southwestern Electric Power Co.	1.650%	3/15/26	1,030	939
	Southwestern Public Service Co.	3.300%	6/15/24	1,410	1,401
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	250	253
	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	310	311
	Union Electric Co.	2.950%	6/15/27	365	348
[11]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	800	546
[8,11]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	1.554%	8/23/24	900	615
	Virginia Electric and Power Co.	3.450%	2/15/24	525	524
	Virginia Electric and Power Co.	3.100%	5/15/25	300	295
	Virginia Electric and Power Co.	2.950%	11/15/26	1,630	1,553
	Virginia Electric and Power Co.	3.500%	3/15/27	800	782
[7]	Vistra Operations Co. LLC	5.125%	5/13/25	303	300
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	680	642
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	110	103
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	40	36
	WEC Energy Group Inc.	0.550%	9/15/23	1,835	1,773
	WEC Energy Group Inc.	0.800%	3/15/24	1,450	1,377
[10]	Western Power Distribution plc	3.625%	11/6/23	428	522
	Xcel Energy Inc.	3.350%	12/1/26	735	709
	Xcel Energy Inc.	1.750%	3/15/27	975	871
					74,889
Total Corporate Bonds (Cost $1,755,127)					1,645,126
Floating Rate Loan Interests (0.1%)
[8]	AAdvantage Loyalty IP Ltd. Term Loan B-3, 3M USD LIBOR + 4.750%	5.813%	4/20/28	35	34
[8]	Axalta Coating Systems US Holdings Inc. Term Loan, 3M USD LIBOR + 1.750%	4.000%	6/1/24	99	97
[8,17]	Bausch Health Cos. Inc. Term Loan	7.174%	1/27/27	205	175
[8]	Berry Global Inc. Term Loan Z, 3M USD LIBOR + 1.750%	3.255%	7/1/26	30	29
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,17]	CDK Global Inc. Term Loan	6.609%	7/6/29	45	44
[8]	Churchill Downs Inc. Term Loan B, 1M USD LIBOR + 2.000%	3.670%	12/27/24	84	80
[8,17]	Clark Equipment Co. Term Loan	4.654%	4/20/29	17	16
[8]	Clean Harbors Inc. Term Loan B, 1M USD LIBOR + 2.000%	3.666%	10/8/28	199	197
[8,17]	Davita Inc. Term Loan	4.122%	8/12/26	90	83
[8]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	6.829%	8/2/27	92	84
[8]	Hilton Worldwide Finance LLC Term Loan B-2, 1M USD LIBOR + 1.750%	3.416%	6/22/26	40	38
[8]	McAfee LLC Term Loan B, TSFR1M + 4.000%	5.145%	3/1/29	40	36
[8]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	4.916%	10/23/28	80	74
[8]	Setanta Aircraft Leasing DAC Term Loan B, 3M USD LIBOR + 2.000%	4.250%	11/5/28	1,045	992
[8]	SkyMiles IP Ltd. Term Loan, 3M USD LIBOR + 3.750%	4.813%	10/20/27	110	109
[8]	Southwestern Energy Co. Term Loan, TSFR1M + 2.500%	4.704%	6/22/27	50	48
[8]	SS&C Technologies Inc. Term Loan B-6, TSFR3M + 2.250%	3.875%	3/22/29	30	28
[8]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	3.875%	3/22/29	42	40
[8]	Wyndham Hotels & Resorts Inc. Term Loan, 1M USD LIBOR + 1.750%	3.416%	5/30/25	88	85
Total Floating Rate Loan Interests (Cost $2,409)					2,289
Sovereign Bonds (2.1%)
	APICORP Sukuk Ltd.	3.141%	11/1/22	690	690
[7]	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	445
[7]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	230	211
[7]	CDP Financial Inc.	3.150%	7/24/24	670	670
	Corp. Andina de Fomento	2.375%	5/12/23	660	654
	Corp. Andina de Fomento	1.250%	10/26/24	2,292	2,174
[7]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	50	42
	Dominican Republic	6.000%	7/19/28	529	490
[7]	Dominican Republic	5.500%	2/22/29	475	414
	Export-Import Bank of India	3.875%	3/12/24	484	482
[7]	Fondo MIVIVIENDA SA	4.625%	4/12/27	689	667
[7]	Government of Bermuda	4.138%	1/3/23	200	200
	Kingdom of Morocco	4.250%	12/11/22	1,009	1,008
[7,9]	Kingdom of Morocco	1.375%	3/30/26	596	548
[9]	Kingdom of Morocco	1.375%	3/30/26	200	184
	Korea Development Bank	3.250%	2/19/24	295	295
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	200	200
	Korea National Oil Corp.	0.875%	10/5/25	600	544
[9]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	534
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	200	200
[7]	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	469	466
	Province of Nova Scotia	8.250%	7/30/22	315	316
	Republic of Chile	3.125%	1/21/26	460	444
[9]	Republic of Chile	0.100%	1/26/27	570	514
	Republic of Chile	2.750%	1/31/27	474	443
[9]	Republic of Chile	0.555%	1/21/29	256	221
	Republic of Chile	2.550%	7/27/33	231	189
	Republic of Colombia	2.625%	3/15/23	2,809	2,761
	Republic of Colombia	4.000%	2/26/24	2,712	2,635
	Republic of Colombia	4.500%	1/28/26	425	398
	Republic of Croatia	5.500%	4/4/23	1,988	2,016
	Republic of Hungary	5.375%	2/21/23	2,841	2,873
	Republic of Hungary	5.750%	11/22/23	2,152	2,195

24

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Hungary	5.375%	3/25/24	1,218	1,242
[9]	Republic of Hungary	1.125%	4/28/26	1,000	953
[7]	Republic of Hungary	5.250%	6/16/29	250	249
[9]	Republic of Korea	0.000%	10/15/26	257	247
	Republic of Panama	4.000%	9/22/24	3,187	3,185
	Republic of Panama	3.750%	3/16/25	1,562	1,544
	Republic of Panama	7.125%	1/29/26	118	128
	Republic of Peru	7.350%	7/21/25	1,196	1,292
	Republic of Peru	2.392%	1/23/26	113	105
[9]	Republic of Philippines	0.000%	2/3/23	1,199	1,246
[9]	Republic of Philippines	0.250%	4/28/25	280	273
	Republic of Philippines	3.229%	3/29/27	500	485
[9]	Republic of Serbia	3.125%	5/15/27	1,764	1,616
	Republic of Slovenia	5.500%	10/26/22	280	281
	Republic of Uzbekistan	4.750%	2/20/24	260	248
	Romania	4.375%	8/22/23	370	369
	Romania	4.875%	1/22/24	224	223
[9]	Romania	2.750%	2/26/26	311	306
[9]	Romania	2.000%	12/8/26	672	629
[7]	Romania	3.000%	2/27/27	302	267
[7]	Romania	5.250%	11/25/27	1,201	1,147
[9]	Romania	2.500%	2/8/30	196	161
[7,9]	Romania	2.000%	4/14/33	235	159
[7]	Romania	6.000%	5/25/34	863	779
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	769	763
	State of Qatar	3.375%	3/14/24	200	199
	United Mexican States	3.600%	1/30/25	1,419	1,410
Total Sovereign Bonds (Cost $49,234)					45,629
Taxable Municipal Bonds (0.0%)
[18]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	425	477
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	175	173
Total Taxable Municipal Bonds (Cost $691)					650
				Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
[19]	Vanguard Short-Term Corporate Bond ETF (Cost $2,608)			32,236	2,458
		Coupon
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[20]	Vanguard Market Liquidity Fund (Cost $66,746)	1.417%		667,537	66,734
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	19,049	2
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	19,102	2
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	19,119	2

25

Short-Term Investment-Grade Portfolio
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	19,119	3
					9
Total Options Purchased (Cost $337)					9
Total Investments (101.6%) (Cost $2,328,091)					2,201,206
Other Assets and Liabilities—Net (-1.6%)					(34,923)
Net Assets (100%)					2,166,283
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $45,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $1,610,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $2,503,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2022.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $255,198,000, representing 11.8% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Face amount denominated in Australian dollars.
12	Guaranteed by the Republic of Azerbaijan.
13	Guaranteed by multiple countries.
14	Face amount denominated in Canadian dollars.
15	Non-income-producing security—security in default.
16	Security value determined using significant unobservable inputs.
17	Represents an unsettled loan as of June 30, 2022. The coupon rate is not known until the settlement date.
18	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
19	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
6M—6-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term SOFR 1 Month
TSFR3M—CME Term SOFR 3 Month
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
26

Short-Term Investment-Grade Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	1,512	169,722	(958)
10-Year U.S. Treasury Note	September 2022	64	7,586	190
Euro-Schatz	September 2022	10	1,144	(1)
				(769)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2022	(251)	(52,714)	(170)
5-Year Government of Canada Bond	September 2022	(6)	(526)	11
AUD 3 Year Treasury Bonds	September 2022	(31)	(2,299)	—
AUD 10-Year Treasury Bond	September 2022	(8)	(657)	4
Euro-Bobl	September 2022	(149)	(19,392)	67
Euro-Bund	September 2022	(4)	(624)	8
Long Gilt	September 2022	(23)	(3,191)	104
Long U.S. Treasury Bond	September 2022	(3)	(416)	8
Ultra 10-Year U.S. Treasury Note	September 2022	(5)	(637)	10
Ultra Long U.S. Treasury Bond	September 2022	(1)	(154)	5
				47
				(722)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services Inc.	9/21/22	AUD	195	USD	136	—	(2)
HSBC Bank plc	9/21/22	CAD	4	USD	3	—	—
Morgan Stanley Capital Services Inc.	9/21/22	CAD	3	USD	2	—	—
BNP Paribas	9/21/22	CAD	3	USD	2	—	—
HSBC Bank plc	9/21/22	CAD	2	USD	2	—	—
Standard Chartered Bank	9/21/22	EUR	1,669	USD	1,768	—	(9)
Standard Chartered Bank	9/21/22	EUR	260	USD	272	1	—
JPMorgan Chase Bank, N.A.	9/21/22	EUR	207	USD	219	—	(1)
Bank of Montreal	7/5/22	EUR	115	USD	123	—	(3)
Standard Chartered Bank	9/21/22	GBP	473	USD	582	—	(6)
Toronto-Dominion Bank	9/21/22	GBP	106	USD	127	2	—
Bank of America, N.A.	9/21/22	USD	13,552	AUD	19,041	400	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	1,315	CAD	1,649	34	—
Bank of America, N.A.	9/21/22	USD	18,341	EUR	16,988	433	—
Deutsche Bank AG	7/20/22	USD	17,704	EUR	16,713	167	—
Morgan Stanley Capital Services Inc.	9/21/22	USD	324	EUR	306	2	—
Morgan Stanley Capital Services Inc.	7/5/22	USD	85	EUR	80	2	—
Morgan Stanley Capital Services Inc.	9/21/22	USD	74	EUR	71	—	—
27

Short-Term Investment-Grade Portfolio
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/21/22	USD	13,408	GBP	10,784	259	—
Morgan Stanley Capital Services Inc.	9/21/22	USD	4	JPY	471	—	—
						1,300	(21)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	6/22/27	USD	57,900	1.000	(7)	(130)

Credit Protection Purchased
CDX-NA-HY-S37-V1	12/22/26	USD	1,124	(5.000)	15	122
					8	(8)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	100	1.000	(5)	—	—	(5)
American Express Co./A2	12/23/25	GSI	100	1.000	1	2	—	(1)
American International Group Inc./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
AT&T Inc./Baa2	12/21/23	BARC	5,240	1.000	6	46	—	(40)
AT&T Inc./Baa2	12/21/23	BARC	1,320	1.000	2	12	—	(10)
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	415	1.000	2	1	1	—
Boeing Co./Baa2	6/21/24	GSI	635	1.000	(10)	6	—	(16)
Boeing Co./Baa2	12/23/25	GSI	100	1.000	(3)	—	—	(3)
Chubb INA Holdings Inc./A3	12/23/25	GSI	100	1.000	3	3	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	1	2	—	(1)
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	2	2	—	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	2	2	—	—
Dow Chemical Co./Baa1	12/23/25	GSI	100	1.000	(1)	1	—	(2)
Enbridge Inc./Baa1	12/23/25	GSI	100	1.000	—	1	—	(1)
Federation of Malaysia/A3	6/22/27	JPMC	480	1.000	(1)	8	—	(9)
General Electric Co./Baa1	12/23/25	GSI	100	1.000	(2)	—	—	(2)
28

Short-Term Investment-Grade Portfolio
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
General Motors Co./Baa3	12/23/25	GSI	100	1.000	(4)	—	—	(4)
International Business Machines Corp./A3	12/23/25	GSI	100	1.000	2	2	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
Lincoln National Corp./Baa1	12/23/25	GSI	100	1.000	—	1	—	(1)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	1	2	—	(1)
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
Metlife Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
People’s Republic of China/A1	6/21/24	GSI	295	1.000	4	3	1	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	1	2	—	(1)
Republic of Chile/A1	6/22/27	CITNA	1,330	1.000	(7)	13	—	(20)
Republic of Chile/A1	6/22/27	JPMC	320	1.000	(2)	4	—	(6)
Republic of Chile/A1	6/22/27	MSCS	500	1.000	(2)	6	—	(8)
Republic of Philippines/Baa2	6/22/27	BARC	250	1.000	(4)	2	—	(6)
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	(1)	1	—	(2)
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Verizon Communications Inc./Baa1	12/21/22	GSI	835	1.000	1	1	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	(1)	1	—	(2)
					(3)	136	2	(141)

Credit Protection Purchased
Bank of China Ltd.	6/21/23	BNPSW	515	(1.000)	(4)	(2)	—	(2)
Boeing Co.	12/21/24	JPMC	310	(1.000)	7	13	—	(6)
Deutsche Bank AG	12/21/22	JPMC	500	(1.000)	—	—	—	—
Republic of Colombia	6/22/27	MSCS	300	(1.000)	26	14	12	—
					29	25	12	(8)
					26	161	14	(149)
1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
29

Short-Term Investment-Grade Portfolio
At June 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,020,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Short-Term Investment-Grade Portfolio
Statement of Assets and Liabilities
As of June 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,258,737)	2,132,014
Affiliated Issuers (Cost $69,354)	69,192
Total Investments in Securities	2,201,206
Investment in Vanguard	79
Foreign Currency, at Value (Cost $344)	343
Receivables for Investment Securities Sold	2,629
Receivables for Accrued Income	14,219
Receivables for Capital Shares Issued	1,023
Swap Premiums Paid	163
Variation Margin Receivable—Futures Contracts	663
Unrealized Appreciation—Forward Currency Contracts	1,300
Unrealized Appreciation—Over-the-Counter Swap Contracts	14
Total Assets	2,221,639
Liabilities
Due to Custodian	359
Payables for Investment Securities Purchased	23,287
Payables for Capital Shares Redeemed	31,410
Payables to Vanguard	125
Swap Premiums Received	2
Unrealized Depreciation—Forward Currency Contracts	21
Variation Margin Payable—Centrally Cleared Swap Contracts	3
Unrealized Depreciation—Over-the-Counter Swap Contracts	149
Total Liabilities	55,356
Net Assets	2,166,283
At June 30, 2022, net assets consisted of:

Paid-in Capital	2,294,019
Total Distributable Earnings (Loss)	(127,736)
Net Assets	2,166,283

Net Assets
Applicable to 217,812,547 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,166,283
Net Asset Value Per Share	$9.95

See accompanying Notes, which are an integral part of the Financial Statements.
31

Short-Term Investment-Grade Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends—Affiliated Issuers	17
Interest—Unaffiliated Issuers[1]	19,749
Interest—Affiliated Issuers	201
Total Income	19,967
Expenses
The Vanguard Group—Note B
Investment Advisory Services	83
Management and Administrative	1,302
Marketing and Distribution	103
Custodian Fees	35
Shareholders’ Reports	11
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	1,541
Net Investment Income	18,426
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	(15,573)
Investment Securities Sold—Affiliated Issuers	(6)
Futures Contracts	(8,072)
Options Purchased	(42)
Options Written	86
Swap Contracts	(502)
Forward Currency Contracts	3,770
Foreign Currencies	(406)
Realized Net Gain (Loss)	(20,745)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(124,859)
Investment Securities—Affiliated Issuers	(169)
Futures Contracts	(969)
Options Purchased	(45)
Options Written	(11)
Swap Contracts	(218)
Forward Currency Contracts	2,419
Foreign Currencies	(32)
Change in Unrealized Appreciation (Depreciation)	(123,884)
Net Increase (Decrease) in Net Assets Resulting from Operations	(126,203)
1	Interest is net of foreign withholding taxes of $2,000.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	18,426	34,911
Realized Net Gain (Loss)	(20,745)	25,623
Change in Unrealized Appreciation (Depreciation)	(123,884)	(69,853)
Net Increase (Decrease) in Net Assets Resulting from Operations	(126,203)	(9,319)
Distributions
Total Distributions	(52,370)	(58,920)
Capital Share Transactions
Issued	319,658	600,620
Issued in Lieu of Cash Distributions	52,370	58,667
Redeemed	(314,816)	(537,274)
Net Increase (Decrease) from Capital Share Transactions	57,212	122,013
Total Increase (Decrease)	(121,361)	53,774
Net Assets
Beginning of Period	2,287,644	2,233,870
End of Period	2,166,283	2,287,644

See accompanying Notes, which are an integral part of the Financial Statements.
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Short-Term Investment-Grade Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.78	$11.12	$10.84	$10.54	$10.63	$10.63
Investment Operations
Net Investment Income[1]	.085	.166	.238	.302	.284	.224
Net Realized and Unrealized Gain (Loss) on Investments	(.668)	(.216)	.336	.287	(.187)	.005
Total from Investment Operations	(.583)	(.050)	.574	.589	.097	.229
Distributions
Dividends from Net Investment Income	(.167)	(.233)	(.294)	(.289)	(.187)	(.211)
Distributions from Realized Capital Gains	(.080)	(.057)	—	—	—	(.018)
Total Distributions	(.247)	(.290)	(.294)	(.289)	(.187)	(.229)
Net Asset Value, End of Period	$9.95	$10.78	$11.12	$10.84	$10.54	$10.63
Total Return	-5.44%	-0.45%	5.49%	5.69%	0.94%	2.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,166	$2,288	$2,234	$1,907	$1,683	$1,604
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.52%	2.18%	2.83%	2.72%	2.11%
Portfolio Turnover Rate	36%	78%[2]	89%[2]	67%[2]	78%	83%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 5%, 7% and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
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Short-Term Investment-Grade Portfolio
Notes to Financial Statements
The Short-Term Investment-Grade Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio
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Short-Term Investment-Grade Portfolio
buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented 8% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted
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Short-Term Investment-Grade Portfolio
in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2022, the portfolio’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
8. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended June 30, 2022, the portfolio’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
9. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or
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Short-Term Investment-Grade Portfolio
cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2022, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The portfolio has no open interest rate swap contracts at June 30, 2022.
10. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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Short-Term Investment-Grade Portfolio
12. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $79,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Short-Term Investment-Grade Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	300,838	—	300,838
Asset-Backed/Commercial Mortgage-Backed Securities	—	137,473	—	137,473
Corporate Bonds	—	1,645,125	1	1,645,126
Floating Rate Loan Interests	—	2,289	—	2,289
Sovereign Bonds	—	45,629	—	45,629
Taxable Municipal Bonds	—	650	—	650
Common Stocks	2,458	—	—	2,458
Temporary Cash Investments	66,734	—	—	66,734
Options Purchased	—	9	—	9
Total	69,192	2,132,013	1	2,201,206
Derivative Financial Instruments
Assets
Futures Contracts[1]	407	—	—	407
Forward Currency Contracts	—	1,300	—	1,300
Swap Contracts	122[1]	14	—	136
Total	529	1,314	—	1,843
Liabilities
Futures Contracts[1]	1,129	—	—	1,129
Forward Currency Contracts	—	21	—	21
Swap Contracts	130[1]	149	—	279
Total	1,259	170	—	1,429
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At June 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	9	—	—	9
Swap Premiums Paid	—	—	163	163
Unrealized Appreciation—Futures Contracts[1]	407	—	—	407
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	122	122
Unrealized Appreciation—Forward Currency Contracts	—	1,300	—	1,300
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	14	14
Total Assets	416	1,300	299	2,015

Swap Premiums Received	—	—	2	2
Unrealized Depreciation—Futures Contracts[1]	1,129	—	—	1,129
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	130	130
Unrealized Depreciation—Forward Currency Contracts	—	21	—	21
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Short-Term Investment-Grade Portfolio
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	149	149
Total Liabilities	1,129	21	281	1,431
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(8,072)	—	—	(8,072)
Options Purchased	—	—	(42)	(42)
Options Written	—	—	86	86
Swap Contracts	—	—	(502)	(502)
Forward Currency Contracts	—	3,770	—	3,770
Realized Net Gain (Loss) on Derivatives	(8,072)	3,770	(458)	(4,760)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(969)	—	—	(969)
Options Purchased	(70)	—	25	(45)
Options Written	—	—	(11)	(11)
Swap Contracts	—	—	(218)	(218)
Forward Currency Contracts	—	2,419	—	2,419
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,039)	2,419	(204)	1,176
E.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,326,815
Gross Unrealized Appreciation	3,956
Gross Unrealized Depreciation	(128,989)
Net Unrealized Appreciation (Depreciation)	(125,033)
F.	During the six months ended June 30, 2022, the portfolio purchased $429,220,000 of investment securities and sold $481,642,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $372,171,000 and $287,687,000, respectively.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $220,150,000 and sales were $32,396,000, resulting in net realized loss of $444,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Short-Term Investment-Grade Portfolio
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	31,052	55,101
Issued in Lieu of Cash Distributions	5,190	5,442
Redeemed	(30,560)	(49,365)
Net Increase (Decrease) in Shares Outstanding	5,682	11,178
At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 39% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	62,033	NA1	NA1	(6)	(7)	201	—	66,734
Vanguard Short-Term Corporate Bond ETF	2,620	—	—	—	(162)	17	—	2,458
Total	64,653	—	—	(6)	(169)	218	—	69,192
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
41

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
42

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Short-Term Investment-Grade Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
43

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692ST 082022

Semiannual Report   |   June 30, 2022
Vanguard Variable Insurance Funds
Small Company Growth Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	14
Liquidity Risk Management	16

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2022
Small Company Growth Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$723.80	$1.28
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.31	1.51
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.30%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Small Company Growth Portfolio
Portfolio Allocation
As of June 30, 2022
Communication Services	3.5%
Consumer Discretionary	15.0
Consumer Staples	2.0
Energy	2.6
Financials	4.5
Health Care	22.5
Industrials	22.5
Information Technology	22.3
Materials	2.9
Real Estate	1.5
Utilities	0.7
Other	0.0
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Small Company Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.8%)
Communication Services (3.3%)
*	Ziff Davis Inc.	254,743	18,986
*	ZipRecruiter Inc. Class A	535,034	7,929
*	Cargurus Inc.	193,395	4,156
*	Iridium Communications Inc.	73,123	2,746
*	Yelp Inc. Class A	80,912	2,247
*	Playtika Holding Corp.	139,695	1,850
	Nexstar Media Group Inc. Class A	10,247	1,669
*	Clear Channel Outdoor Holdings Inc.	1,059,840	1,134
*,1	Starry Group Holdings Inc.	250,133	1,031
	Cogent Communications Holdings Inc.	9,417	572
*	Vimeo Inc.	85,010	512
	Sinclair Broadcast Group Inc. Class A	24,494	500
*	Integral Ad Science Holding Corp.	26,928	267
*	IDT Corp. Class B	8,596	216
*	Consolidated Communications Holdings Inc.	27,951	196
			44,011
Consumer Discretionary (14.2%)
*	frontdoor Inc.	812,424	19,563
*	Skechers USA Inc. Class A	539,573	19,198
*	Sally Beauty Holdings Inc.	1,144,649	13,644
*	Grand Canyon Education Inc.	91,744	8,641
	Hanesbrands Inc.	741,592	7,631
	Carter's Inc.	91,892	6,477
	Churchill Downs Inc.	32,010	6,131
*	Fox Factory Holding Corp.	64,213	5,172
	Shutterstock Inc.	89,949	5,155
	Texas Roadhouse Inc. Class A	68,452	5,011
*	2U Inc.	418,352	4,380
	Polaris Inc.	38,817	3,854
*	Canada Goose Holdings Inc.	207,772	3,742
	Williams-Sonoma Inc.	32,896	3,650
*	Under Armour Inc. Class C	467,593	3,544
	PulteGroup Inc.	88,925	3,524
	Boyd Gaming Corp.	68,916	3,429
*	Farfetch Ltd. Class A	453,513	3,247
	Toll Brothers Inc.	72,162	3,218
*,1	Sportradar Holding AG Class A	362,794	2,866
*	Skyline Champion Corp.	59,719	2,832
*	Floor & Decor Holdings Inc. Class A	37,917	2,387
	Buckle Inc.	84,659	2,344
*	Stride Inc.	53,251	2,172
*	Dave & Buster's Entertainment Inc.	64,917	2,128
	Signet Jewelers Ltd.	39,319	2,102
	Oxford Industries Inc.	23,385	2,075
		Shares	Market Value• ($000)
	Patrick Industries Inc.	38,779	2,010
*	Tri Pointe Homes Inc.	118,346	1,997
*	Perdoceo Education Corp.	158,802	1,871
*	SeaWorld Entertainment Inc.	41,072	1,815
	Columbia Sportswear Co.	22,954	1,643
	Caleres Inc.	61,841	1,623
	Pool Corp.	4,582	1,609
*	Six Flags Entertainment Corp.	73,595	1,597
*	WW International Inc.	239,339	1,529
	Tapestry Inc.	44,264	1,351
*	Cavco Industries Inc.	6,379	1,250
*	Golden Entertainment Inc.	26,397	1,044
*	Liquidity Services Inc.	74,515	1,001
*	Master Craft Boat Holdings Inc.	47,519	1,000
	Travel + Leisure Co.	24,711	959
*	Asbury Automotive Group Inc.	5,619	952
*	Dorman Products Inc.	8,532	936
	Shoe Carnival Inc.	41,694	901
*	Brinker International Inc.	39,481	870
*	Everi Holdings Inc.	52,353	854
*	Modine Manufacturing Co.	75,621	796
*	Scientific Games Corp. Class A	16,851	792
*	American Axle & Manufacturing Holdings Inc.	104,737	789
*	Boot Barn Holdings Inc.	11,146	768
*	Crocs Inc.	15,739	766
	Academy Sports & Outdoors Inc.	21,353	759
	Standard Motor Products Inc.	15,780	710
*	Vivint Smart Home Inc.	201,317	701
	Murphy USA Inc.	2,850	664
	Carriage Services Inc. Class A	16,479	653
*	Chegg Inc.	34,694	652
*	Deckers Outdoor Corp.	2,528	646
	Steven Madden Ltd.	18,020	580
*	RH	2,723	578
*	Five Below Inc.	4,970	564
*	Revolve Group Inc.	20,813	539
	Red Rock Resorts Inc. Class A	14,972	499
*	Visteon Corp.	4,677	484
*	Duluth Holdings Inc. Class B	50,613	483
*	Chico's FAS Inc.	80,045	398
	Hibbett Inc.	6,826	298
	Wendy's Co.	13,034	246
	Ruth's Hospitality Group Inc.	14,631	238
*	Stitch Fix Inc. Class A	41,715	206
*	Funko Inc. Class A	9,174	205
*,1	Torrid Holdings Inc.	44,029	190
*	Quotient Technology Inc.	60,255	179
*	MarineMax Inc.	4,786	173
		Shares	Market Value• ($000)
	RCI Hospitality Holdings Inc.	3,358	162
*	CarParts.com Inc.	23,083	160
*	Children's Place Inc.	3,918	153
			189,960
Consumer Staples (1.9%)
	Coca-Cola Consolidated Inc.	7,915	4,463
*	BJ's Wholesale Club Holdings Inc.	56,518	3,522
	John B Sanfilippo & Son Inc.	39,220	2,843
*	Pilgrim's Pride Corp.	85,688	2,676
*	Darling Ingredients Inc.	40,194	2,404
*	United Natural Foods Inc.	45,233	1,782
	Medifast Inc.	9,347	1,687
*	Central Garden & Pet Co. Class A	41,487	1,660
	Vector Group Ltd.	131,511	1,381
*	Herbalife Nutrition Ltd.	58,607	1,199
*	USANA Health Sciences Inc.	15,400	1,114
	Turning Point Brands Inc.	16,495	447
*	BellRing Brands Inc.	8,307	207
			25,385
Energy (2.4%)
	Texas Pacific Land Corp.	2,750	4,092
*	Southwestern Energy Co.	491,473	3,072
	Diamondback Energy Inc.	22,221	2,692
	SM Energy Co.	71,264	2,437
	Ovintiv Inc. (XNYS)	45,349	2,004
*	Talos Energy Inc.	111,745	1,729
*	Kosmos Energy Ltd.	254,475	1,575
*	Delek US Holdings Inc.	47,744	1,234
*	US Silica Holdings Inc.	94,857	1,083
*	Callon Petroleum Co.	27,115	1,063
*	Laredo Petroleum Inc.	14,813	1,021
*	Amplify Energy Corp.	155,860	1,019
*	Liberty Energy Inc. Class A	72,896	930
*	Valaris Ltd.	22,001	929
	Matador Resources Co.	19,219	895
*	Denbury Inc.	14,748	885
*	TETRA Technologies Inc.	212,231	862
	Arch Resources Inc.	5,332	763
*	PBF Energy Inc. Class A	22,138	642
	CVR Energy Inc.	16,127	540
*	Antero Resources Corp.	16,397	503
*	Gulfport Energy Corp.	5,713	454
	Riley Exploration Permian Inc.	18,541	448
*	W&T Offshore Inc.	98,534	426
*	NexTier Oilfield Solutions Inc.	31,121	296
*	Earthstone Energy Inc. Class A	19,053	260
	Kinetik Holdings Inc. Class A	5,089	174
*	Par Pacific Holdings Inc.	9,741	152
3

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	Solaris Oilfield Infrastructure Inc. Class A	11,808	129
			32,309
Financials (4.3%)
	LPL Financial Holdings Inc.	48,322	8,914
	FactSet Research Systems Inc.	21,159	8,137
	WisdomTree Investments Inc.	1,309,235	6,638
	Kinsale Capital Group Inc.	21,449	4,926
	Everest Re Group Ltd.	16,957	4,753
	Synovus Financial Corp.	100,275	3,615
	Virtus Investment Partners Inc.	18,381	3,144
	Brightsphere Investment Group Inc.	82,900	1,493
	Cowen Inc. Class A	62,907	1,490
	First Citizens BancShares Inc. Class A	2,206	1,442
*	LendingClub Corp.	117,552	1,374
	Pacific Premier Bancorp Inc.	41,840	1,223
	RLI Corp.	10,097	1,177
	Ares Management Corp. Class A	18,138	1,031
	Regional Management Corp.	26,303	983
	Hanmi Financial Corp.	40,655	912
*	Credit Acceptance Corp.	1,603	759
*	Focus Financial Partners Inc. Class A	22,075	752
	Cohen & Steers Inc.	11,210	713
*,1	Upstart Holdings Inc.	16,877	534
*	Donnelley Financial Solutions Inc.	17,488	512
*	Silvergate Capital Corp. Class A	9,404	503
	Western Alliance Bancorp	5,858	414
	Bank of NT Butterfield & Son Ltd.	11,785	368
*	Atlanticus Holdings Corp.	7,257	255
*	Palomar Holdings Inc.	2,983	192
*	Open Lending Corp. Class A	18,805	192
	Walker & Dunlop Inc.	1,699	164
	Origin Bancorp Inc.	3,989	155
	Esquire Financial Holdings Inc.	4,302	143
			56,908
Health Care (21.4%)
	STERIS plc	95,427	19,672
*	QuidelOrtho Corp.	139,551	13,562
*	Merit Medical Systems Inc.	213,224	11,572
*	HealthEquity Inc.	161,750	9,930
*	Syneos Health Inc.	128,222	9,191
*	Sotera Health Co.	390,803	7,656
*	MEDNAX Inc.	324,158	6,811
*	Certara Inc.	308,784	6,626
*	Henry Schein Inc.	83,173	6,383
*	Medpace Holdings Inc.	42,557	6,370
*	Veracyte Inc.	316,053	6,289
*	Hologic Inc.	88,568	6,138
*	SpringWorks Therapeutics Inc.	231,724	5,705
*	Omnicell Inc.	47,625	5,417
*	CareDx Inc.	249,027	5,349
*	Charles River Laboratories International Inc.	24,388	5,218
	Cooper Cos. Inc.	16,429	5,144
	Bruker Corp.	81,185	5,095
		Shares	Market Value• ($000)
*	Nevro Corp.	114,720	5,028
	Teleflex Inc.	20,011	4,920
	Chemed Corp.	9,934	4,663
*	AMN Healthcare Services Inc.	40,896	4,487
*	CorVel Corp.	30,315	4,464
*	IQVIA Holdings Inc.	19,865	4,311
*	Sarepta Therapeutics Inc.	56,252	4,217
*	Avantor Inc.	133,037	4,137
*	Axogen Inc.	473,535	3,878
*	Relay Therapeutics Inc.	229,791	3,849
*	Alkermes plc	126,357	3,764
*	Arvinas Inc.	89,362	3,761
*	STAAR Surgical Co.	52,938	3,755
*	C4 Therapeutics Inc.	481,968	3,634
*	Shockwave Medical Inc.	18,176	3,475
*	Agios Pharmaceuticals Inc.	151,070	3,349
*	Inspire Medical Systems Inc.	18,084	3,303
*	Ionis Pharmaceuticals Inc.	80,051	2,963
*	Masimo Corp.	22,327	2,917
	Bio-Techne Corp.	8,116	2,813
*	Doximity Inc. Class A	79,648	2,773
*	Veeva Systems Inc. Class A	13,567	2,687
*	Lantheus Holdings Inc.	35,491	2,343
*	Tandem Diabetes Care Inc.	38,707	2,291
	Stevanato Group SpA	143,156	2,263
*	FibroGen Inc.	207,594	2,192
	West Pharmaceutical Services Inc.	6,493	1,963
*	Novavax Inc.	35,387	1,820
*	Exelixis Inc.	81,995	1,707
*	Tenet Healthcare Corp.	32,419	1,704
	Encompass Health Corp.	30,005	1,682
*	Apellis Pharmaceuticals Inc.	36,812	1,665
*	Agenus Inc.	835,127	1,620
*	Deciphera Pharmaceuticals Inc.	106,230	1,397
	iRadimed Corp.	39,996	1,357
*	PTC Therapeutics Inc.	31,774	1,273
*	Heron Therapeutics Inc.	452,546	1,263
*	Maravai LifeSciences Holdings Inc. Class A	42,571	1,209
*	Esperion Therapeutics Inc.	187,125	1,190
*	Glaukos Corp.	26,189	1,189
*	Cross Country Healthcare Inc.	55,378	1,154
*	ImmunoGen Inc.	226,995	1,021
*	CytomX Therapeutics Inc.	532,095	974
*	Puma Biotechnology Inc.	333,749	951
*	Arrowhead Pharmaceuticals Inc.	26,059	918
*	iRhythm Technologies Inc.	8,199	886
*	ACADIA Pharmaceuticals Inc.	59,729	842
	US Physical Therapy Inc.	7,183	784
*	Atara Biotherapeutics Inc.	96,651	753
*	Inogen Inc.	30,682	742
*,1	Precision BioSciences Inc.	462,172	739
*	Surmodics Inc.	19,542	728
*	Protagonist Therapeutics Inc.	89,211	706
*	Spectrum Pharmaceuticals Inc.	863,867	674
*	Embecta Corp.	25,534	647
*	ViewRay Inc.	243,299	645
*	Seres Therapeutics Inc.	181,610	623
*	Theravance Biopharma Inc.	68,808	623
		Shares	Market Value• ($000)
*	Intercept Pharmaceuticals Inc.	44,769	618
*	Health Catalyst Inc.	39,627	574
*	Voyager Therapeutics Inc.	96,853	572
*	Selecta Biosciences Inc.	413,816	542
*	AtriCure Inc.	13,061	534
*	Akebia Therapeutics Inc.	1,422,702	502
*	Community Health Systems Inc.	133,590	501
*	Sangamo Therapeutics Inc.	118,490	491
*	Karyopharm Therapeutics Inc.	103,689	468
*	Haemonetics Corp.	7,004	457
*	MEI Pharma Inc.	739,217	447
*	Figs Inc. Class A	48,819	445
*	Option Care Health Inc.	15,971	444
*,1	Clovis Oncology Inc.	245,519	442
*	Evolent Health Inc. Class A	14,222	437
*	Kiniksa Pharmaceuticals Ltd. Class A	44,598	432
*	Natera Inc.	11,505	408
*	WaVe Life Sciences Ltd.	117,315	381
*	Tabula Rasa HealthCare Inc.	147,535	379
*,1	Innovage Holding Corp.	85,882	376
*	Co-Diagnostics Inc.	60,375	339
*	NuVasive Inc.	6,763	332
*	MacroGenics Inc.	111,566	329
*	TG Therapeutics Inc.	77,081	328
*,1	Senseonics Holdings Inc.	312,263	322
*	Pieris Pharmaceuticals Inc.	170,392	319
*	Aerie Pharmaceuticals Inc.	40,791	306
*	Ultragenyx Pharmaceutical Inc.	4,704	281
*	HealthStream Inc.	12,478	271
*	Affimed NV	81,837	227
*	Joint Corp.	14,789	226
*	Amedisys Inc.	1,854	195
*	Fortress Biotech Inc.	225,055	189
*	Harpoon Therapeutics Inc.	98,260	188
*	Molina Healthcare Inc.	662	185
*	Precigen Inc.	128,574	172
*	Infinity Pharmaceuticals Inc.	265,397	168
*	Minerva Neurosciences Inc.	50,868	168
*	Multiplan Corp.	29,032	159
*	Retractable Technologies Inc.	39,875	153
*	Agiliti Inc.	7,341	151
*	Syros Pharmaceuticals Inc.	149,591	144
*	AirSculpt Technologies Inc.	22,732	135
*	Assembly Biosciences Inc.	63,315	133
*	Homology Medicines Inc.	66,289	131
*	Avalo Therapeutics Inc.	237,319	119
*	Cue Biopharma Inc.	47,166	117
*	Organogenesis Holdings Inc. Class A	23,657	115
*	Viemed Healthcare Inc.	21,005	113
*	Molecular Templates Inc.	112,801	103
*	Talis Biomedical Corp.	105,596	86
*	Athenex Inc.	202,067	83
*	Rigel Pharmaceuticals Inc.	72,282	82
*	Gritstone bio Inc.	33,605	81
*	Chimerix Inc.	37,165	77
*	Spero Therapeutics Inc.	77,605	57
4

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Aquestive Therapeutics Inc.	55,778	36
			285,884
Industrials (21.3%)
	Ritchie Bros Auctioneers Inc.	329,822	21,458
	Sensata Technologies Holding plc	473,182	19,547
*	Generac Holdings Inc.	68,675	14,462
	CH Robinson Worldwide Inc.	126,887	12,863
	Matson Inc.	163,072	11,885
	Forward Air Corp.	118,863	10,931
	Tennant Co.	160,044	9,483
*	TriNet Group Inc.	117,336	9,108
*	Middleby Corp.	71,225	8,929
*	Alight Inc. Class A	1,248,887	8,430
*	Kirby Corp.	124,062	7,548
*	ACV Auctions Inc. Class A	1,138,584	7,446
*	Clean Harbors Inc.	73,020	6,402
	John Bean Technologies Corp.	51,354	5,671
	Robert Half International Inc.	73,949	5,538
	Allison Transmission Holdings Inc.	126,317	4,857
*	Saia Inc.	24,359	4,579
*	Atkore Inc.	55,046	4,569
*	Cimpress plc	115,169	4,480
	Mueller Industries Inc.	80,680	4,299
	UFP Industries Inc.	62,627	4,267
	Applied Industrial Technologies Inc.	44,026	4,234
	Allegion plc	42,953	4,205
	Kforce Inc.	67,290	4,128
	Toro Co.	53,501	4,055
	GrafTech International Ltd.	497,516	3,517
	AGCO Corp.	34,498	3,405
	Boise Cascade Co.	56,546	3,364
*	Sterling Check Corp.	203,142	3,313
*	GMS Inc.	73,764	3,283
	EMCOR Group Inc.	30,233	3,113
	Woodward Inc.	32,708	3,025
	Carlisle Cos. Inc.	12,449	2,970
	Spirit AeroSystems Holdings Inc. Class A	99,106	2,904
	Heartland Express Inc.	208,357	2,898
*	Titan International Inc.	182,424	2,755
	Heidrick & Struggles International Inc.	77,724	2,515
	Lincoln Electric Holdings Inc.	20,275	2,501
*	Rocket Lab USA Inc.	574,459	2,177
	Terex Corp.	76,805	2,102
	Korn Ferry	35,495	2,059
	Watts Water Technologies Inc. Class A	15,334	1,884
	Tetra Tech Inc.	13,715	1,873
	Simpson Manufacturing Co. Inc.	16,457	1,656
*	Heritage-Crystal Clean Inc.	55,753	1,503
	Insteel Industries Inc.	43,371	1,460
*	Veritiv Corp.	13,171	1,430
	Exponent Inc.	15,427	1,411
*	Axon Enterprise Inc.	14,646	1,365
*	Forrester Research Inc.	28,133	1,346
	Hillenbrand Inc.	32,461	1,330
*	Masonite International Corp.	17,201	1,322
	Graco Inc.	19,679	1,169
*	Franklin Covey Co.	24,307	1,123
		Shares	Market Value• ($000)
	Fortune Brands Home & Security Inc.	17,676	1,058
*	SP Plus Corp.	32,216	990
	Nordson Corp.	4,841	980
	H&E Equipment Services Inc.	32,743	949
*	MYR Group Inc.	10,676	941
	Herc Holdings Inc.	10,428	940
*	ASGN Inc.	10,122	914
	Howmet Aerospace Inc.	29,012	912
	Landstar System Inc.	5,770	839
*	Sterling Infrastructure Inc.	38,270	839
*	AZEK Co. Inc. Class A	49,937	836
	CRA International Inc.	9,161	818
*	Daseke Inc.	122,897	785
*	BlueLinx Holdings Inc.	10,790	721
	Kadant Inc.	3,828	698
*	MRC Global Inc.	55,468	552
	Interface Inc. Class A	34,547	433
	Donaldson Co. Inc.	8,876	427
*	Yellow Corp.	125,047	366
*	Hireright Holdings Corp.	22,236	316
*	ESS Tech Inc.	104,381	293
	Booz Allen Hamilton Holding Corp. Class A	2,958	267
*	CIRCOR International Inc.	10,337	169
	BWX Technologies Inc.	2,947	162
	Global Industrial Co.	4,712	159
	Aris Water Solution Inc. Class A	8,050	134
*	Hudson Technologies Inc.	17,157	129
	Pitney Bowes Inc.	30,420	110
			284,884
Information Technology (21.1%)
*	ON Semiconductor Corp.	420,253	21,143
*	Trimble Inc.	215,431	12,545
*	Zendesk Inc.	164,909	12,215
*,1	GLOBALFOUNDRIES Inc.	239,739	9,671
*	Monday.com Ltd.	89,291	9,211
*	Momentive Global Inc.	942,109	8,291
*	Euronet Worldwide Inc.	82,340	8,283
*	Fair Isaac Corp.	18,757	7,520
*	Smartsheet Inc. Class A	234,868	7,382
*	N-Able Inc.	813,342	7,320
*	8x8 Inc.	1,405,652	7,239
*	Dynatrace Inc.	172,506	6,804
*	Dropbox Inc. Class A	276,017	5,794
	Jabil Inc.	110,620	5,665
*	Manhattan Associates Inc.	46,733	5,356
*	Tenable Holdings Inc.	107,619	4,887
*	KnowBe4 Inc. Class A	274,169	4,282
*	Nutanix Inc. Class A	289,737	4,239
*	Teradata Corp.	114,397	4,234
*	Cadence Design Systems Inc.	26,798	4,020
	CDW Corp.	24,684	3,889
*	MaxLinear Inc.	113,047	3,841
*	Pure Storage Inc. Class A	146,664	3,771
*	Sumo Logic Inc.	494,575	3,704
*	Mandiant Inc.	168,925	3,686
*	Extreme Networks Inc.	406,245	3,624
*	DocuSign Inc. Class A	62,850	3,606
*	Twilio Inc. Class A	42,261	3,542
*	Okta Inc.	38,966	3,523
*	Elastic NV	51,851	3,509
*	Consensus Cloud Solutions Inc.	78,451	3,427
*	RingCentral Inc. Class A	64,379	3,364
*	Box Inc. Class A	133,762	3,363
*	Axcelis Technologies Inc.	61,224	3,357
*	CommScope Holding Co. Inc.	532,088	3,256
		Shares	Market Value• ($000)
*	CommVault Systems Inc.	46,184	2,905
*	Globant SA	16,029	2,789
	Amkor Technology Inc.	159,214	2,699
*	Paylocity Holding Corp.	14,929	2,604
*	Lattice Semiconductor Corp.	53,048	2,573
	TTEC Holdings Inc.	37,304	2,533
	Pegasystems Inc.	50,244	2,404
*	Atlassian Corp. plc Class A	12,696	2,379
*	Aspen Technology Inc.	12,769	2,345
*	Diodes Inc.	35,229	2,275
	Monolithic Power Systems Inc.	5,795	2,225
*	International Money Express Inc.	107,904	2,209
*	Everbridge Inc.	78,599	2,192
*	PTC Inc.	19,976	2,124
*	Agilysys Inc.	41,556	1,964
	CSG Systems International Inc.	32,880	1,962
*	EPAM Systems Inc.	6,551	1,931
*	Allegro MicroSystems Inc.	92,042	1,904
*	Domo Inc. Class B	68,271	1,898
*	eGain Corp.	177,163	1,727
*	Sprout Social Inc. Class A	25,758	1,496
	A10 Networks Inc.	88,751	1,276
*	SMART Global Holdings Inc.	75,986	1,244
	Bentley Systems Inc. Class B	35,701	1,189
*	FormFactor Inc.	30,262	1,172
*	Yext Inc.	242,817	1,161
	Kulicke & Soffa Industries Inc.	25,999	1,113
*	New Relic Inc.	21,919	1,097
*	ChannelAdvisor Corp.	71,732	1,046
*	Benefitfocus Inc.	132,251	1,029
*	Unisys Corp.	82,618	994
*	Brightcove Inc.	155,847	985
*	WEX Inc.	6,304	981
	Entegris Inc.	10,620	978
*	Workiva Inc. Class A	12,276	810
*	Toast Inc. Class A	59,505	770
*	Varonis Systems Inc. Class B	25,913	760
*	ePlus Inc.	13,331	708
	Vishay Intertechnology Inc.	36,752	655
*	ExlService Holdings Inc.	3,737	551
*	Upland Software Inc.	37,477	544
*	Eastman Kodak Co.	111,077	515
*	Perficient Inc.	5,179	475
*	LivePerson Inc.	32,573	461
*	Wix.com Ltd.	6,928	454
*	Arlo Technologies Inc.	67,389	423
	CTS Corp.	12,008	409
*	Rimini Street Inc.	65,555	394
*	MACOM Technology Solutions Holdings Inc. Class H	8,500	392
*	Digital Turbine Inc.	21,361	373
*	Five9 Inc.	3,512	320
*	AvidXchange Holdings Inc.	50,624	311
	Jack Henry & Associates Inc.	1,567	282
*	Cognyte Software Ltd.	62,435	265
*	Kaltura Inc.	130,995	261
*	Alarm.com Holdings Inc.	4,001	247
*	Avaya Holdings Corp.	105,695	237
	Vontier Corp.	9,302	214
*	Sanmina Corp.	4,809	196
*	PFSweb Inc.	16,087	189
5

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Appian Corp. Class A	3,853	182
*	SPS Commerce Inc.	1,373	155
*	Casa Systems Inc.	35,696	140
*	Viant Technology Inc. Class A	27,258	138
			282,797
Materials (2.8%)
	Graphic Packaging Holding Co.	245,065	5,024
	Westlake Corp.	29,379	2,880
	Chemours Co.	89,204	2,856
	Steel Dynamics Inc.	42,142	2,788
*	O-I Glass Inc.	198,127	2,774
	Louisiana-Pacific Corp.	52,383	2,745
	Olin Corp.	57,347	2,654
	Warrior Met Coal Inc.	75,834	2,321
	Balchem Corp.	16,746	2,173
	American Vanguard Corp.	66,844	1,494
	Sensient Technologies Corp.	16,128	1,299
	AdvanSix Inc.	35,597	1,190
	Alpha Metallurgical Resources Inc.	9,173	1,185
	Myers Industries Inc.	50,412	1,146
*	Constellium SE Class A	80,523	1,064
	Kronos Worldwide Inc.	53,334	981
	Schnitzer Steel Industries Inc. Class A	28,050	921
*	Livent Corp.	28,757	653
	Ramaco Resources Inc.	37,425	492
*	PureCycle Technologies Inc.	35,162	261
*	Ingevity Corp.	3,410	215
	Koppers Holdings Inc.	5,786	131
		Shares	Market Value• ($000)
*	Century Aluminum Co.	16,825	124
			37,371
Other (0.0%)
*	Starry Group Holdings Inc.	36,226	149
Real Estate (1.4%)
	National Storage Affiliates Trust	83,201	4,166
	Outfront Media Inc.	182,815	3,099
	Necessity Retail REIT Inc.	359,996	2,621
	Universal Health Realty Income Trust	41,070	2,185
	Phillips Edison & Co. Inc.	45,656	1,525
	Lamar Advertising Co. Class A	11,792	1,037
	NexPoint Residential Trust Inc.	15,442	965
	Alexander's Inc.	4,252	945
	EastGroup Properties Inc.	5,595	863
	Camden Property Trust	2,585	348
*	Hersha Hospitality Trust Class A	34,178	335
	Douglas Elliman Inc.	53,796	258
	Iron Mountain Inc.	4,192	204
*	Redfin Corp.	19,664	162
	RMR Group Inc. Class A	5,257	149
	Gladstone Commercial Corp.	7,318	138
			19,000
Utilities (0.7%)
	Vistra Corp.	120,788	2,760
	NRG Energy Inc.	52,899	2,019
	National Fuel Gas Co.	27,634	1,825
	Brookfield Infrastructure Corp. Class A (XTSE)	32,524	1,382
		Shares	Market Value• ($000)
	Otter Tail Corp.	18,436	1,238
*	Pure Cycle Corp.	15,719	166
			9,390
Total Common Stocks (Cost $1,573,387)			1,268,048
Preferred Stock (0.0%)
[1,2]	Meta Material Inc. Preference Shares 0.000% (Cost $56)	37,855	58
Temporary Cash Investments (6.0%)
Money Market Fund (6.0%)
[3,4]	Vanguard Market Liquidity Fund, 1.417% (Cost $80,643)	806,538	80,630
Total Investments (100.8%) (Cost $1,654,086)			1,348,736
Other Assets and Liabilities—Net (-0.8%)			(11,280)
Net Assets (100%)			1,337,456
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,112,000.
2	Perpetual security with no stated maturity date.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $13,350,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	547	46,714	(1,511)

See accompanying Notes, which are an integral part of the Financial Statements.
6

Small Company Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,573,443)[1]	1,268,106
Affiliated Issuers (Cost $80,643)	80,630
Total Investments in Securities	1,348,736
Investment in Vanguard	52
Cash Collateral Pledged—Futures Contracts	2,934
Receivables for Investment Securities Sold	1,339
Receivables for Accrued Income	331
Receivables for Capital Shares Issued	549
Total Assets	1,353,941
Liabilities
Due to Custodian	1,108
Payables for Investment Securities Purchased	1,177
Collateral for Securities on Loan	13,350
Payables to Investment Advisor	281
Payables for Capital Shares Redeemed	91
Payables to Vanguard	122
Variation Margin Payable—Futures Contracts	356
Total Liabilities	16,485
Net Assets	1,337,456
1 Includes $12,112 of securities on loan.
At June 30, 2022, net assets consisted of:

Paid-in Capital	1,668,902
Total Distributable Earnings (Loss)	(331,446)
Net Assets	1,337,456

Net Assets
Applicable to 93,330,544 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,337,456
Net Asset Value Per Share	$14.33

See accompanying Notes, which are an integral part of the Financial Statements.
7

Small Company Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	4,570
Interest[2]	152
Securities Lending—Net	153
Total Income	4,875
Expenses
Investment Advisory Fees—Note B
Basic Fee	877
Performance Adjustment	(127)
The Vanguard Group—Note C
Management and Administrative	1,585
Marketing and Distribution	53
Custodian Fees	10
Shareholders’ Reports	17
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	2,419
Net Investment Income	2,456
Realized Net Gain (Loss)
Investment Securities Sold[2]	(15,941)
Futures Contracts	(7,324)
Realized Net Gain (Loss)	(23,265)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(499,761)
Futures Contracts	(3,153)
Change in Unrealized Appreciation (Depreciation)	(502,914)
Net Increase (Decrease) in Net Assets Resulting from Operations	(523,723)
1	Dividends are net of foreign withholding taxes of $28,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $150,000, ($10,000), and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,456	4,393
Realized Net Gain (Loss)	(23,265)	510,053
Change in Unrealized Appreciation (Depreciation)	(502,914)	(224,931)
Net Increase (Decrease) in Net Assets Resulting from Operations	(523,723)	289,515
Distributions
Total Distributions	(435,137)	(116,289)
Capital Share Transactions
Issued	61,082	169,090
Issued in Lieu of Cash Distributions	435,137	116,289
Redeemed	(143,481)	(645,010)
Net Increase (Decrease) from Capital Share Transactions	352,738	(359,631)
Total Increase (Decrease)	(606,122)	(186,405)
Net Assets
Beginning of Period	1,943,578	2,129,983
End of Period	1,337,456	1,943,578

See accompanying Notes, which are an integral part of the Financial Statements.
8

Small Company Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$26.50	$24.49	$23.08	$20.30	$24.62	$21.50
Investment Operations
Net Investment Income[1]	.029	.056	.102	.128	.123	.109
Net Realized and Unrealized Gain (Loss) on Investments	(6.083)	3.343	3.521	5.323	(1.563)	4.652
Total from Investment Operations	(6.054)	3.399	3.623	5.451	(1.440)	4.761
Distributions
Dividends from Net Investment Income	(.057)	(.101)	(.143)	(.118)	(.103)	(.111)
Distributions from Realized Capital Gains	(6.059)	(1.288)	(2.070)	(2.553)	(2.777)	(1.530)
Total Distributions	(6.116)	(1.389)	(2.213)	(2.671)	(2.880)	(1.641)
Net Asset Value, End of Period	$14.33	$26.50	$24.49	$23.08	$20.30	$24.62
Total Return	-27.62%	14.22%	23.18%	28.05%	-7.22%	23.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,337	$1,944	$2,130	$2,111	$1,827	$1,750
Ratio of Total Expenses to Average Net Assets[2]	0.30%	0.30%	0.30%	0.32%	0.32%	0.34%
Ratio of Net Investment Income to Average Net Assets	0.29%	0.21%	0.52%	0.59%	0.52%	0.48%
Portfolio Turnover Rate	32%	57%[3]	53%	58%	66%	93%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.02%), (0.02%), 0.01%, 0.01%, and 0.00%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Small Company Growth Portfolio
Notes to Financial Statements
The Small Company Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of
10

Small Company Growth Portfolio
securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firm ArrowMark Colorado Holdings, LLC, provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of ArrowMark Colorado Holdings, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index since March 31, 2016.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $91,000 for the six months ended June 30, 2022.
For the six months ended June 30, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.11% of the portfolio’s average net assets, before a net decrease of $127,000 (0.02%) based on performance.
11

Small Company Growth Portfolio
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $52,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.
E.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,659,946
Gross Unrealized Appreciation	100,966
Gross Unrealized Depreciation	(413,687)
Net Unrealized Appreciation (Depreciation)	(312,721)
F.	During the six months ended June 30, 2022, the portfolio purchased $498,096,000 of investment securities and sold $563,857,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $860,000 and sales were $2,386,000, resulting in net realized gain of $768,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	3,251	6,408
Issued in Lieu of Cash Distributions	24,081	4,650
Redeemed	(7,343)	(24,681)
Net Increase (Decrease) in Shares Outstanding	19,989	(13,623)
At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 52% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
12

Small Company Growth Portfolio
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
13

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Small Company Growth Portfolio has renewed the portfolio’s investment advisory arrangements with ArrowMark Colorado Holdings, LLC (ArrowMark Partners), and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
ArrowMark Partners. Founded in 2007, ArrowMark Partners offers a wide range of investment strategies, including equity, fixed income, and structured products to institutional, high-net-worth, and retail investors. ArrowMark Partners has managed a portion of the portfolio since 2016.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2008.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term, long-term, and since-inception performance, as applicable, of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also below the peer-group average.
The board did not consider the profitability of ArrowMark Partners in determining whether to approve the advisory fee, because the firm is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
14

The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate with ArrowMark Partners without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group. The board also concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Small Company Growth Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692SCG 082022

Semiannual Report   |   June 30, 2022
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	73
Liquidity Risk Management	74

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2022
Total Bond Market Index Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$894.80	$0.66
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total Bond Market Index Portfolio
Portfolio Allocation
As of June 30, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	2.7%
Corporate Bonds	27.2
Sovereign Bonds	3.7
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	65.7
The table reflects the portfolio’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total Bond Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (65.3%)
U.S. Government Securities (44.0%)
United States Treasury Note/Bond	0.125%	7/31/23	5,073	4,921
United States Treasury Note/Bond	0.125%	8/15/23	5,695	5,516
United States Treasury Note/Bond	2.500%	8/15/23	5,400	5,373
United States Treasury Note/Bond	6.250%	8/15/23	6,565	6,812
United States Treasury Note/Bond	0.125%	8/31/23	16,475	15,942
United States Treasury Note/Bond	1.375%	8/31/23	10,235	10,046
United States Treasury Note/Bond	2.750%	8/31/23	4,860	4,848
United States Treasury Note/Bond	0.125%	9/15/23	10,870	10,505
United States Treasury Note/Bond	0.250%	9/30/23	12,490	12,076
United States Treasury Note/Bond	1.375%	9/30/23	2,315	2,269
United States Treasury Note/Bond	2.875%	9/30/23	4,309	4,304
United States Treasury Note/Bond	0.125%	10/15/23	3,605	3,475
United States Treasury Note/Bond	0.375%	10/31/23	1,090	1,053
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,684
United States Treasury Note/Bond	2.875%	10/31/23	9,503	9,490
United States Treasury Note/Bond	0.250%	11/15/23	1,240	1,194
United States Treasury Note/Bond	2.750%	11/15/23	4,261	4,247
United States Treasury Note/Bond	0.500%	11/30/23	11,843	11,440
United States Treasury Note/Bond	2.125%	11/30/23	6,150	6,078
United States Treasury Note/Bond	2.875%	11/30/23	344	343
United States Treasury Note/Bond	0.125%	12/15/23	22,104	21,206
United States Treasury Note/Bond	0.750%	12/31/23	60	58
United States Treasury Note/Bond	2.250%	12/31/23	1,367	1,352
United States Treasury Note/Bond	2.625%	12/31/23	7,337	7,298
United States Treasury Note/Bond	0.125%	1/15/24	5,920	5,667
United States Treasury Note/Bond	0.875%	1/31/24	11,085	10,725
United States Treasury Note/Bond	2.250%	1/31/24	3,215	3,178
United States Treasury Note/Bond	2.500%	1/31/24	9,419	9,347
United States Treasury Note/Bond	0.125%	2/15/24	7,010	6,696
United States Treasury Note/Bond	2.750%	2/15/24	10,710	10,672
United States Treasury Note/Bond	1.500%	2/29/24	4,487	4,381
United States Treasury Note/Bond	2.125%	2/29/24	8,725	8,605
United States Treasury Note/Bond	2.375%	2/29/24	6,712	6,647
United States Treasury Note/Bond	0.250%	3/15/24	16,259	15,520
United States Treasury Note/Bond	2.125%	3/31/24	3,802	3,746
United States Treasury Note/Bond	2.250%	3/31/24	14,577	14,393
United States Treasury Note/Bond	0.375%	4/15/24	7,645	7,297
United States Treasury Note/Bond	2.000%	4/30/24	1,260	1,238
United States Treasury Note/Bond	2.250%	4/30/24	7,559	7,460
United States Treasury Note/Bond	2.500%	4/30/24	4,350	4,312
United States Treasury Note/Bond	0.250%	5/15/24	7,700	7,317
United States Treasury Note/Bond	2.500%	5/15/24	12,130	12,018
United States Treasury Note/Bond	2.000%	5/31/24	5,454	5,354
United States Treasury Note/Bond	2.500%	5/31/24	3,720	3,687
United States Treasury Note/Bond	0.250%	6/15/24	11,780	11,169
United States Treasury Note/Bond	1.750%	6/30/24	8,060	7,866
United States Treasury Note/Bond	2.000%	6/30/24	4,955	4,861
United States Treasury Note/Bond	3.000%	6/30/24	5,733	5,737
United States Treasury Note/Bond	0.375%	7/15/24	9,735	9,233
United States Treasury Note/Bond	1.750%	7/31/24	9,127	8,896
United States Treasury Note/Bond	2.125%	7/31/24	4,736	4,652
United States Treasury Note/Bond	0.375%	8/15/24	12,985	12,281
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,410
United States Treasury Note/Bond	1.250%	8/31/24	10,625	10,235
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,544
United States Treasury Note/Bond	0.375%	9/15/24	9,330	8,802
United States Treasury Note/Bond	1.500%	9/30/24	5,785	5,595
United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,330
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.625%	10/15/24	8,830	8,365
United States Treasury Note/Bond	1.500%	10/31/24	9,070	8,761
United States Treasury Note/Bond	2.250%	10/31/24	5,980	5,877
United States Treasury Note/Bond	0.750%	11/15/24	9,540	9,044
United States Treasury Note/Bond	2.250%	11/15/24	12,681	12,467
United States Treasury Note/Bond	7.500%	11/15/24	25	28
United States Treasury Note/Bond	1.500%	11/30/24	7,847	7,569
United States Treasury Note/Bond	2.125%	11/30/24	9,554	9,354
United States Treasury Note/Bond	1.000%	12/15/24	72	69
United States Treasury Note/Bond	1.750%	12/31/24	9,765	9,463
United States Treasury Note/Bond	2.250%	12/31/24	5,095	4,999
United States Treasury Note/Bond	1.125%	1/15/25	10,365	9,882
United States Treasury Note/Bond	1.375%	1/31/25	4,405	4,224
United States Treasury Note/Bond	2.500%	1/31/25	5,590	5,515
United States Treasury Note/Bond	1.500%	2/15/25	6,240	5,996
United States Treasury Note/Bond	2.000%	2/15/25	8,624	8,402
United States Treasury Note/Bond	1.125%	2/28/25	5,386	5,125
United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,494
United States Treasury Note/Bond	1.750%	3/15/25	7,025	6,790
United States Treasury Note/Bond	0.500%	3/31/25	18,174	16,958
United States Treasury Note/Bond	2.625%	3/31/25	1,961	1,940
United States Treasury Note/Bond	2.625%	4/15/25	10,291	10,180
United States Treasury Note/Bond	0.375%	4/30/25	5,094	4,726
United States Treasury Note/Bond	2.875%	4/30/25	4,060	4,042
United States Treasury Note/Bond	2.125%	5/15/25	12,735	12,421
United States Treasury Note/Bond	2.750%	5/15/25	5,755	5,711
United States Treasury Note/Bond	0.250%	5/31/25	9,593	8,851
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,322
United States Treasury Note/Bond	2.875%	6/15/25	13,085	13,032
United States Treasury Note/Bond	0.250%	6/30/25	9,064	8,343
United States Treasury Note/Bond	2.750%	6/30/25	4,880	4,840
United States Treasury Note/Bond	0.250%	7/31/25	8,797	8,074
United States Treasury Note/Bond	2.875%	7/31/25	5,105	5,080
United States Treasury Note/Bond	2.000%	8/15/25	11,780	11,412
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,320
United States Treasury Note/Bond	0.250%	8/31/25	6,080	5,566
United States Treasury Note/Bond	2.750%	8/31/25	6,385	6,327
United States Treasury Note/Bond	0.250%	9/30/25	5,675	5,183
United States Treasury Note/Bond	0.250%	10/31/25	7,765	7,075
United States Treasury Note/Bond	3.000%	10/31/25	4,015	4,008
United States Treasury Note/Bond	2.250%	11/15/25	10,421	10,147
United States Treasury Note/Bond	0.375%	11/30/25	12,230	11,169
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,246
United States Treasury Note/Bond	0.375%	12/31/25	4,993	4,549
United States Treasury Note/Bond	2.625%	12/31/25	4,165	4,106
United States Treasury Note/Bond	0.375%	1/31/26	12,245	11,131
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,632
United States Treasury Note/Bond	1.625%	2/15/26	10,836	10,301
United States Treasury Note/Bond	0.500%	2/28/26	4,701	4,284
United States Treasury Note/Bond	0.750%	3/31/26	11,152	10,242
United States Treasury Note/Bond	2.250%	3/31/26	6,250	6,072
United States Treasury Note/Bond	0.750%	4/30/26	2,731	2,503
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,664
United States Treasury Note/Bond	1.625%	5/15/26	10,789	10,223
United States Treasury Note/Bond	0.750%	5/31/26	11,025	10,086
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,438
United States Treasury Note/Bond	0.875%	6/30/26	3,977	3,650
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,380
United States Treasury Note/Bond	0.625%	7/31/26	14,300	12,964
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,653
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,453

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	6.750%	8/15/26	630	719
United States Treasury Note/Bond	0.750%	8/31/26	12,214	11,114
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,897
United States Treasury Note/Bond	0.875%	9/30/26	2,340	2,137
United States Treasury Note/Bond	1.625%	9/30/26	5,215	4,918
United States Treasury Note/Bond	1.125%	10/31/26	9,930	9,151
United States Treasury Note/Bond	1.625%	10/31/26	6,275	5,908
United States Treasury Note/Bond	2.000%	11/15/26	11,221	10,727
United States Treasury Note/Bond	6.500%	11/15/26	765	871
United States Treasury Note/Bond	1.250%	11/30/26	10,220	9,463
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,771
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,493
United States Treasury Note/Bond	1.750%	12/31/26	4,983	4,711
United States Treasury Note/Bond	1.500%	1/31/27	7,454	6,958
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,143
United States Treasury Note/Bond	6.625%	2/15/27	65	75
United States Treasury Note/Bond	1.125%	2/28/27	7,683	7,037
United States Treasury Note/Bond	1.875%	2/28/27	8,238	7,820
United States Treasury Note/Bond	0.625%	3/31/27	9,268	8,272
United States Treasury Note/Bond	2.500%	3/31/27	3,855	3,761
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,796
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,544
United States Treasury Note/Bond	2.375%	5/15/27	13,831	13,386
United States Treasury Note/Bond	0.500%	5/31/27	6,605	5,831
United States Treasury Note/Bond	2.625%	5/31/27	8,160	8,006
United States Treasury Note/Bond	0.500%	6/30/27	10,990	9,683
United States Treasury Note/Bond	3.250%	6/30/27	6,875	6,942
United States Treasury Note/Bond	0.375%	7/31/27	12,560	10,976
United States Treasury Note/Bond	2.250%	8/15/27	8,422	8,086
United States Treasury Note/Bond	6.375%	8/15/27	185	213
United States Treasury Note/Bond	0.500%	8/31/27	8,825	7,741
United States Treasury Note/Bond	0.375%	9/30/27	7,875	6,848
United States Treasury Note/Bond	0.500%	10/31/27	12,115	10,584
United States Treasury Note/Bond	2.250%	11/15/27	11,502	11,026
United States Treasury Note/Bond	6.125%	11/15/27	1,839	2,111
United States Treasury Note/Bond	0.625%	11/30/27	12,203	10,714
United States Treasury Note/Bond	0.625%	12/31/27	11,975	10,491
United States Treasury Note/Bond	0.750%	1/31/28	12,285	10,818
United States Treasury Note/Bond	2.750%	2/15/28	8,180	8,034
United States Treasury Note/Bond	1.125%	2/29/28	10,060	9,043
United States Treasury Note/Bond	1.250%	3/31/28	11,761	10,624
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,755
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,936
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,560
United States Treasury Note/Bond	1.250%	6/30/28	11,621	10,453
United States Treasury Note/Bond	1.000%	7/31/28	11,480	10,153
United States Treasury Note/Bond	2.875%	8/15/28	13,082	12,923
United States Treasury Note/Bond	5.500%	8/15/28	1,745	1,977
United States Treasury Note/Bond	1.125%	8/31/28	10,610	9,443
United States Treasury Note/Bond	1.250%	9/30/28	11,767	10,539
United States Treasury Note/Bond	1.375%	10/31/28	11,925	10,751
United States Treasury Note/Bond	3.125%	11/15/28	11,328	11,349
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,860
United States Treasury Note/Bond	1.500%	11/30/28	9,995	9,077
United States Treasury Note/Bond	1.375%	12/31/28	3,490	3,145
United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,414
United States Treasury Note/Bond	2.625%	2/15/29	11,133	10,837
United States Treasury Note/Bond	1.875%	2/28/29	8,640	8,033
United States Treasury Note/Bond	2.375%	3/31/29	3,880	3,714
United States Treasury Note/Bond	2.875%	4/30/29	8,350	8,252
United States Treasury Note/Bond	2.375%	5/15/29	8,627	8,264
United States Treasury Note/Bond	2.750%	5/31/29	10,730	10,519
United States Treasury Note/Bond	0.000%	6/30/29	4,265	4,315
United States Treasury Note/Bond	1.625%	8/15/29	7,065	6,431
United States Treasury Note/Bond	1.750%	11/15/29	3,891	3,570
United States Treasury Note/Bond	1.500%	2/15/30	11,154	10,018
United States Treasury Note/Bond	0.625%	5/15/30	15,472	12,902
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,652
United States Treasury Note/Bond	0.625%	8/15/30	20,552	17,039
United States Treasury Note/Bond	0.875%	11/15/30	19,361	16,345
United States Treasury Note/Bond	1.125%	2/15/31	19,629	16,863
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,810
United States Treasury Note/Bond	1.625%	5/15/31	20,014	17,881
United States Treasury Note/Bond	1.250%	8/15/31	20,234	17,417
United States Treasury Note/Bond	1.375%	11/15/31	19,545	16,952
United States Treasury Note/Bond	1.875%	2/15/32	23,973	21,714
United States Treasury Note/Bond	2.875%	5/15/32	20,508	20,277
United States Treasury Note/Bond	4.500%	2/15/36	1,200	1,410
United States Treasury Note/Bond	5.000%	5/15/37	620	766
United States Treasury Note/Bond	4.375%	2/15/38	1,500	1,745
United States Treasury Note/Bond	4.500%	5/15/38	1,259	1,484
United States Treasury Note/Bond	3.500%	2/15/39	1,320	1,378
United States Treasury Note/Bond	4.250%	5/15/39	2,247	2,565
United States Treasury Note/Bond	4.500%	8/15/39	2,516	2,957
United States Treasury Note/Bond	4.375%	11/15/39	1,742	2,011
United States Treasury Note/Bond	4.625%	2/15/40	1,800	2,141
United States Treasury Note/Bond	1.125%	5/15/40	6,810	4,739
United States Treasury Note/Bond	4.375%	5/15/40	2,475	2,851
United States Treasury Note/Bond	1.125%	8/15/40	8,405	5,802
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,710
United States Treasury Note/Bond	1.375%	11/15/40	10,759	7,746
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,479
United States Treasury Note/Bond	1.875%	2/15/41	12,883	10,103
United States Treasury Note/Bond	4.750%	2/15/41	2,556	3,076
United States Treasury Note/Bond	2.250%	5/15/41	11,030	9,198
United States Treasury Note/Bond	4.375%	5/15/41	1,904	2,180
United States Treasury Note/Bond	1.750%	8/15/41	13,741	10,450
United States Treasury Note/Bond	3.750%	8/15/41	2,625	2,757
United States Treasury Note/Bond	2.000%	11/15/41	11,218	8,906
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,591
United States Treasury Note/Bond	2.375%	2/15/42	9,800	8,309
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,991
United States Treasury Note/Bond	3.000%	5/15/42	1,720	1,610
United States Treasury Note/Bond	3.250%	5/15/42	7,510	7,329
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,594
United States Treasury Note/Bond	2.750%	11/15/42	4,646	4,157
United States Treasury Note/Bond	3.125%	2/15/43	3,880	3,684
United States Treasury Note/Bond	2.875%	5/15/43	800	729
United States Treasury Note/Bond	3.625%	8/15/43	5,305	5,441
United States Treasury Note/Bond	3.750%	11/15/43	700	732
United States Treasury Note/Bond	3.625%	2/15/44	5,452	5,590
United States Treasury Note/Bond	3.375%	5/15/44	6,269	6,185
United States Treasury Note/Bond	3.125%	8/15/44	7,731	7,322
United States Treasury Note/Bond	3.000%	11/15/44	8,262	7,652
United States Treasury Note/Bond	2.500%	2/15/45	8,120	6,884
United States Treasury Note/Bond	3.000%	5/15/45	6,002	5,566
United States Treasury Note/Bond	2.875%	8/15/45	3,991	3,624
United States Treasury Note/Bond	3.000%	11/15/45	1,914	1,778
United States Treasury Note/Bond	2.500%	2/15/46	3,915	3,318
United States Treasury Note/Bond	2.500%	5/15/46	6,456	5,469
United States Treasury Note/Bond	2.250%	8/15/46	6,111	4,925
United States Treasury Note/Bond	2.875%	11/15/46	5,335	4,862
United States Treasury Note/Bond	3.000%	2/15/47	4,490	4,191
United States Treasury Note/Bond	3.000%	5/15/47	6,493	6,068
United States Treasury Note/Bond	2.750%	8/15/47	6,988	6,248
United States Treasury Note/Bond	2.750%	11/15/47	2,433	2,179
United States Treasury Note/Bond	3.000%	2/15/48	8,479	7,989
United States Treasury Note/Bond	3.125%	5/15/48	7,684	7,432
United States Treasury Note/Bond	3.000%	8/15/48	9,510	8,981
United States Treasury Note/Bond	3.375%	11/15/48	5,840	5,933
United States Treasury Note/Bond	3.000%	2/15/49	9,444	8,998
United States Treasury Note/Bond	2.875%	5/15/49	4,900	4,568
United States Treasury Note/Bond	2.250%	8/15/49	5,029	4,126
United States Treasury Note/Bond	2.375%	11/15/49	5,091	4,298
United States Treasury Note/Bond	2.000%	2/15/50	8,144	6,312
United States Treasury Note/Bond	1.250%	5/15/50	11,066	7,037
United States Treasury Note/Bond	1.375%	8/15/50	12,586	8,283
United States Treasury Note/Bond	1.625%	11/15/50	12,196	8,575
United States Treasury Note/Bond	1.875%	2/15/51	14,234	10,678
United States Treasury Note/Bond	2.375%	5/15/51	13,925	11,754
United States Treasury Note/Bond	2.000%	8/15/51	13,950	10,781
United States Treasury Note/Bond	1.875%	11/15/51	13,425	10,073

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.250%	2/15/52	19,188	15,788
	United States Treasury Note/Bond	2.875%	5/15/52	10,135	9,568
					1,851,368
Agency Bonds and Notes (1.1%)
	Federal Farm Credit Banks Funding Corp.	0.500%	12/1/23	200	193
	Federal Farm Credit Banks Funding Corp.	3.500%	12/20/23	75	76
	Federal Farm Credit Banks Funding Corp.	0.900%	1/18/24	300	290
	Federal Farm Credit Banks Funding Corp.	0.250%	2/26/24	600	573
	Federal Farm Credit Banks Funding Corp.	2.625%	5/3/24	280	278
	Federal Farm Credit Banks Funding Corp.	2.625%	5/16/24	805	799
	Federal Farm Credit Banks Funding Corp.	2.625%	6/10/24	295	293
	Federal Farm Credit Banks Funding Corp.	3.250%	6/17/24	425	427
	Federal Farm Credit Banks Funding Corp.	3.100%	6/28/24	325	325
	Federal Farm Credit Banks Funding Corp.	0.875%	11/18/24	175	166
	Federal Farm Credit Banks Funding Corp.	1.125%	1/6/25	210	200
	Federal Farm Credit Banks Funding Corp.	1.750%	2/14/25	520	503
	Federal Home Loan Banks	0.125%	8/28/23	300	290
	Federal Home Loan Banks	0.500%	11/9/23	225	218
	Federal Home Loan Banks	2.500%	2/13/24	535	531
	Federal Home Loan Banks	2.125%	2/28/24	450	444
	Federal Home Loan Banks	3.250%	3/8/24	65	65
	Federal Home Loan Banks	3.125%	6/14/24	1,500	1,500
	Federal Home Loan Banks	2.750%	6/28/24	265	263
	Federal Home Loan Banks	1.500%	8/15/24	330	320
	Federal Home Loan Banks	0.500%	4/14/25	1,000	931
	Federal Home Loan Banks	0.375%	9/4/25	500	459
	Federal Home Loan Banks	3.250%	11/16/28	315	317
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,688
[1]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	1,650	1,600
[1]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	1,800	1,744
[1]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	1,000	964
[1]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	1,000	964
[1]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	1,500	1,443
[1]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,152
[1]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,382
[1]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,836
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	155
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,911
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	624
[1]	Federal National Mortgage Assn.	0.250%	7/10/23	2,000	1,946
[1]	Federal National Mortgage Assn.	2.875%	9/12/23	400	400
[1]	Federal National Mortgage Assn.	0.250%	11/27/23	1,000	962
[1]	Federal National Mortgage Assn.	2.500%	2/5/24	975	967
[1]	Federal National Mortgage Assn.	1.750%	7/2/24	1,028	1,003
[1]	Federal National Mortgage Assn.	2.625%	9/6/24	160	159
[1]	Federal National Mortgage Assn.	1.625%	10/15/24	970	940
[1]	Federal National Mortgage Assn.	1.625%	1/7/25	1,300	1,255
[1]	Federal National Mortgage Assn.	0.625%	4/22/25	1,000	933
[1]	Federal National Mortgage Assn.	0.500%	6/17/25	1,000	926
[1]	Federal National Mortgage Assn.	0.375%	8/25/25	2,000	1,838
[1]	Federal National Mortgage Assn.	0.500%	11/7/25	2,000	1,836
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Federal National Mortgage Assn.	2.125%	4/24/26	575	555
[1]	Federal National Mortgage Assn.	1.875%	9/24/26	500	475
[1]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	885
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	175	208
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,158
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	381
[1]	Federal National Mortgage Assn.	0.875%	8/5/30	1,000	827
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	300	371
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	275	335
	Private Export Funding Corp.	3.550%	1/15/24	100	100
	Private Export Funding Corp.	2.450%	7/15/24	100	98
	Private Export Funding Corp.	1.750%	11/15/24	75	72
	Private Export Funding Corp.	3.250%	6/15/25	50	50
	Private Export Funding Corp.	1.400%	7/15/28	175	154
	Tennessee Valley Authority	2.875%	9/15/24	191	190
	Tennessee Valley Authority	0.750%	5/15/25	200	187
	Tennessee Valley Authority	6.750%	11/1/25	134	149
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,251
	Tennessee Valley Authority	1.500%	9/15/31	550	464
	Tennessee Valley Authority	4.650%	6/15/35	175	188
	Tennessee Valley Authority	5.880%	4/1/36	250	301
	Tennessee Valley Authority	5.500%	6/15/38	100	117
	Tennessee Valley Authority	5.250%	9/15/39	512	582
	Tennessee Valley Authority	4.875%	1/15/48	100	111
	Tennessee Valley Authority	5.375%	4/1/56	50	63
	Tennessee Valley Authority	4.625%	9/15/60	180	202
	Tennessee Valley Authority	4.250%	9/15/65	200	210
					47,773
Conventional Mortgage-Backed Securities (20.2%)
[1,2]	Fannie Mae Pool	6.500%	9/1/32	13	14
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28– 12/1/31	313	292
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27– 2/1/43	5,869	5,656
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26– 8/1/47	19,245	18,407
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25– 11/1/48	20,939	20,531
[1,2]	Freddie Mac Gold Pool	4.000%	6/1/24– 11/1/48	11,264	11,296
[1,2]	Freddie Mac Gold Pool	4.500%	5/1/23– 10/1/48	5,758	5,893
[1,2]	Freddie Mac Gold Pool	5.000%	11/1/22– 11/1/48	1,759	1,841
[1,2]	Freddie Mac Gold Pool	5.500%	1/1/24– 6/1/41	1,378	1,490
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/28– 3/1/39	1,030	1,152
[1,2]	Freddie Mac Gold Pool	7.000%	4/1/23– 2/1/37	80	87
[1,2]	Freddie Mac Gold Pool	7.500%	2/1/23– 4/1/28	4	5
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/24– 7/1/30	5	5
[1,2]	Freddie Mac Gold Pool	8.500%	7/1/24– 11/1/30	5	6
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27– 5/1/30	1	2
[1,2]	Freddie Mac Pool	2.000%	5/1/37– 4/1/42	690	640
[1,2]	Freddie Mac Pool	2.500%	4/1/52– 5/1/52	1,406	1,266
[1,2]	Freddie Mac Pool	3.000%	4/1/52	1,036	966
[2,3]	Ginnie Mae	2.500%	7/21/52	151	138
[2,3]	Ginnie Mae	3.000%	7/21/52	1,100	1,037
[2,3]	Ginnie Mae	3.500%	7/21/52	1,950	1,893
[2,3]	Ginnie Mae	4.000%	7/21/52	1,475	1,468
[2]	Ginnie Mae I Pool	3.000%	1/15/26– 12/15/45	1,332	1,262
[2]	Ginnie Mae I Pool	3.500%	11/15/25– 9/15/49	1,202	1,205
[2]	Ginnie Mae I Pool	4.000%	10/15/24– 11/15/47	1,265	1,294

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ginnie Mae I Pool	4.500%	10/15/24– 3/15/41	1,348	1,417
[2]	Ginnie Mae I Pool	5.000%	5/15/34– 4/15/41	908	961
[2]	Ginnie Mae I Pool	6.000%	11/15/31– 3/15/40	59	63
[2]	Ginnie Mae I Pool	6.500%	11/15/23– 12/15/38	108	114
[2]	Ginnie Mae I Pool	7.000%	5/15/23– 10/15/31	27	32
[2]	Ginnie Mae I Pool	7.500%	10/15/22– 1/15/31	8	10
[2]	Ginnie Mae I Pool	8.000%	11/15/22– 10/15/30	9	9
[2]	Ginnie Mae II Pool	1.500%	12/20/51	1,095	957
[2]	Ginnie Mae II Pool	2.000%	8/20/50– 1/20/52	42,096	37,398
[2]	Ginnie Mae II Pool	2.500%	6/20/27– 5/20/52	41,276	37,848
[2]	Ginnie Mae II Pool	3.000%	2/20/27– 6/20/52	40,137	38,003
[2]	Ginnie Mae II Pool	3.500%	9/20/25– 4/20/52	28,463	28,029
[2]	Ginnie Mae II Pool	4.000%	9/20/25– 5/20/50	13,436	13,603
[2]	Ginnie Mae II Pool	4.500%	2/20/39– 9/20/49	6,760	7,016
[2]	Ginnie Mae II Pool	5.000%	12/20/32– 3/20/49	2,376	2,517
[2]	Ginnie Mae II Pool	6.500%	12/20/35– 11/20/39	107	119
[2]	Ginnie Mae II Pool	7.000%	8/20/36– 4/20/38	13	15
[1,2]	UMBS Pool	1.500%	7/1/35– 9/1/51	53,619	46,228
[1,2]	UMBS Pool	2.000%	11/1/23– 4/1/52	227,095	199,990
[1,2,3]	UMBS Pool	2.500%	1/1/27– 4/1/52	165,708	150,860
[1,2,3]	UMBS Pool	3.000%	11/1/25– 7/14/52	97,310	91,848
[1,2]	UMBS Pool	3.500%	9/1/25– 7/1/52	53,000	51,661
[1,2,3]	UMBS Pool	4.000%	2/1/24– 7/14/52	35,448	35,978
[1,2]	UMBS Pool	4.500%	11/1/22– 7/1/50	14,823	15,121
[1,2]	UMBS Pool	5.000%	9/1/22– 3/1/50	5,777	6,023
[1,2]	UMBS Pool	5.500%	10/1/22– 6/1/49	2,770	2,986
[1,2]	UMBS Pool	6.000%	9/1/22– 5/1/41	1,499	1,638
[1,2]	UMBS Pool	7.000%	6/1/23– 11/1/37	128	139
[1,2]	UMBS Pool	7.500%	11/1/22– 2/1/32	13	17
[1,2]	UMBS Pool	8.000%	7/1/23– 11/1/30	2	2
[1,2]	UMBS Pool	8.500%	7/1/22– 4/1/31	1	1
					848,449
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.779%	12/1/41	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	21	22
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.388%	1.638%	10/1/37	15	15
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.433%	1.683%	7/1/36	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.474%	1.828%	3/1/43	33	33
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.555%	1.805%	9/1/43	3	3
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.302%	7/1/43	49	50
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	1.847%	8/1/35	27	28
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	1.851%	10/1/37	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.606%	2.343%	6/1/43	11	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	2.078%	2/1/36	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	1.885%	11/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	1.890%	1/1/42	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	2.045%	1/1/37	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.671%	2.036%	10/1/42	10	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.680%	2.049%	8/1/39	15	15
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.935%	12/1/33	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	10/1/39– 9/1/42	30	30
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.219%	5/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	1.948%	8/1/40	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	1.951%	10/1/42	11	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	1.955%	11/1/39	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.716%	2.614%	5/1/42	14	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.733%	2.044%	9/1/43	17	17
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.735%	3.485%	6/1/41	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.430%	7/1/41	19	20
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.000%	10/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	2.001%	9/1/34	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.764%	2.035%	11/1/39	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	2.359%	5/1/42	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.280%	2/1/41	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	2.246%	7/1/42	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.136%	8/1/42	28	29
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.447%	3/1/42	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.796%	2.292%	3/1/42	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	13	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.266%	9/1/40	11	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	11/1/33– 12/1/40	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.063%	11/1/41	9	9

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.075%	1/1/42	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.207%	3/1/41	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40– 12/1/41	21	21
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.231%	2/1/41	7	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.406%	5/1/41	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.070%	12/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.575%	3/1/41	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.308%	4/1/41	13	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	2.154%	2/1/41	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.210%	5/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	2.089%	12/1/39	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	7	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.287%	11/1/34	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.289%	4/1/37	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	3.662%	5/1/36	3	3
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	14	14
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	9	10
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	1.592%	4/1/37	6	6
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.532%	2.078%	9/1/37	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	1.875%	1/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	12/1/36	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.310%	5/1/42	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	1.915%	12/1/34	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.074%	2/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	1.993%	1/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	1.993%	12/1/36	13	12
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	12	12
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.125%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.015%	12/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.050%	12/1/35	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	2.141%	2/1/42	4	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	6/1/40– 12/1/40	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.221%	1/1/41	12	12
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.380%	3/1/41	1	1
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.950%	6/1/41	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.356%	5/1/40	1	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.612%	6/1/40	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.324%	2/1/42	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	2.220%	9/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	11/1/40	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.165%	6/1/40	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.201%	1/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.390%	2/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	2	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.005%	2.989%	5/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	11/1/34	12	12
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.490%	2/1/36	4	5
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.366%	5/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.411%	2.534%	10/1/36	8	9
[1,2,4]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	2.020%	6/1/37	7	7
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38– 8/20/41	22	22
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.750%	10/20/38– 12/20/42	72	72
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.875%	4/20/41– 6/20/43	48	48
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	1/20/41– 3/20/43	51	51
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.000%	5/20/41	3	3
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.250%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	3	3
					1,016
Total U.S. Government and Agency Obligations (Cost $2,994,876)					2,748,606
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	125	124
[2]	Ally Auto Receivables Trust Class A4 Series 2019-2	2.260%	8/15/24	50	50
[2]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	25	25
[2]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	750	748
[2]	American Express Credit Account Master Trust Class A Series 2021-1	0.900%	11/15/26	425	401
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-1	1.110%	8/19/24	97	97
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	25	24
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2020-3	0.760%	12/18/25	25	24
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	25	24

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2018-1	3.500%	1/18/24	9	9
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	23
[2]	BA Credit Card Trust Class A1 Series 2020-A1	0.340%	5/15/26	200	192
[2]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	35	33
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	74
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	70
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	34	34
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	27	27
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	150	144
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	99
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	70
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	157
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	164
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	137
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	48
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	95
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	145
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	145
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	125
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	49
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	100
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	111
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	123
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	97
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	96
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	266
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	154
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	42
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	42
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	63
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	42
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	145
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	391
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	72
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	243
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	25
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	91
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	179
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	129
[2]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	66
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	44
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	130
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	85
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	108
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	109
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	95
[2]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	385
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	72
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	24
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	47
[2,4]	BANK Class AS Series 2018-BNK12	4.486%	5/15/61	50	49
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	24
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	24
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	47
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	67
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	68
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	68
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	57
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	48
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	43
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	21
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	42
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	50	49
[2,4]	BANK Class C Series 2017-BNK8	4.204%	11/15/50	50	46
[2,4]	BANK Class C Series 2019-BNK19	4.166%	8/15/61	35	31
[2]	Bank of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	27
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	240
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	138
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	252
[2,4]	Barclays Commercial Mortgage Trust Class A5 Series 2022-C14	2.946%	2/15/55	200	179
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	22
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	91
[2]	Barclays Dryrock Issuance Trus Drock Class A Series 2022-1	3.070%	2/15/28	100	99
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	122
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	89
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	125
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	43
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	106
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	43
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	87
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	129
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	96
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	31
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	130
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	2/15/51	93	93
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	45	45
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B6	4.203%	10/10/51	37	37
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	47
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	111
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	75
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	50
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	177
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	77
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	257
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	97
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	318
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	222
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	346
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	125
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	207

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	210
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	103
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	90
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	87
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	84
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	105
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	84
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	189
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	110
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	110
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	44
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	66
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	85
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	43
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	174
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	247
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	70
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	48
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	48
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	72
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	47
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	144
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	25
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	49
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	70
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	26
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	20
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	44
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	63
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	21
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.528%	1/15/55	75	67
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	46
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-1	0.290%	1/25/24	75	74
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-2	0.330%	12/26/24	75	73
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-1	0.370%	7/25/24	25	24
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-2	0.430%	1/27/25	50	47
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	14	14
[2]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	25	25
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	123
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	121
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	128
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	54
[2]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	400	400
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	200	189
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2022-A1	2.800%	3/15/27	400	392
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	393
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	284
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	400	378
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	8	8
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	100	95
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	100	99
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	35	35
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	15	15
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	49
[2]	CarMax Auto Owner Trust Class A3 Series 2020-1	1.890%	12/16/24	53	52
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	51	50
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.500%	8/15/25	475	465
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.630%	6/15/26	25	24
[2]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	60	58
[2]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	100	97
[2]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	100	96
[2]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	100	96
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	100	100
[2]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	15	15
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	23
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	47
[2]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	75	72
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	36

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	142
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	96
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	140
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	75
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	412
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	120
[2]	CD Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	23	22
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	71
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	29
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	50	49
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	10	10
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	202	201
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	123
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	241
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	146
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	48
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	95
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	241
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	48
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	202
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	50	50
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	141
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	100	96
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2012-GC8	3.024%	9/10/45	4	4
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	100	99
[2,4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	50	50
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	100	99
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	173
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	4/10/48	175	170
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	98
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	99
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	120
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	49
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	71
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	241
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	271
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	253
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	50	50
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	219
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	466
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	206
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	98
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.580%	5/15/54	75	77
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2014-GC19	3.552%	3/10/47	8	8
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	42	41
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2013-GC15	4.649%	9/10/46	75	75
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC19	4.345%	3/10/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	97
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	47
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	40
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	50	49
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	82
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	50	49
[2]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	106	106
[2]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	40	40
[2]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	45	45
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	160	158
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	34
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	124
[2,4]	COMM Mortgage Trust Class A4 Series 2013-CR10	4.210%	8/10/46	20	20
[2]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	150	150
[2]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	50	50
[2]	COMM Mortgage Trust Class A4 Series 2013-CR6	3.101%	3/10/46	515	512
[2]	COMM Mortgage Trust Class A4 Series 2013-CR7	3.213%	3/10/46	31	30
[2,4]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.411%	7/10/45	83	83
[2,4]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	56	56
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	49
[2]	COMM Mortgage Trust Class A4 Series 2014-LC15	4.006%	4/10/47	150	149
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	100	99
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	125	124
[2]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	5/10/48	100	98
[2]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	224	220
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	123
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	221
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	122

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	125	122
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	146
[2,4]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	71	71
[2]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	38	38
[2]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	50	50
[2]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	8/10/47	175	173
[2]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	49
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS2	3.961%	3/10/47	54	54
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	123
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	222
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	146
[2]	COMM Mortgage Trust Class A5 Series 2015-DC1	3.350%	2/10/48	75	73
[2]	COMM Mortgage Trust Class A5 Series 2015-PC1	3.902%	7/10/50	100	99
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	105
[2]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	24	24
[2,4]	COMM Mortgage Trust Class AM Series 2013-CR11	4.715%	8/10/50	30	30
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	25	25
[2]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	4/10/47	75	74
[2]	COMM Mortgage Trust Class AM Series 2014-CR19	4.080%	8/10/47	50	49
[2]	COMM Mortgage Trust Class AM Series 2014-UBS2	4.199%	3/10/47	15	15
[2]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	8/10/47	44	43
[2]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	49
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	98
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	49
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	48
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	45
[2]	COMM Mortgage Trust Class ASB Series 2013-CR12	3.623%	10/10/46	13	13
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	15	15
[2]	COMM Mortgage Trust Class ASB Series 2014-CR15	3.595%	2/10/47	10	10
[2]	COMM Mortgage Trust Class ASB Series 2014-CR17	3.598%	5/10/47	9	9
[2]	COMM Mortgage Trust Class ASB Series 2014-CR18	3.452%	7/15/47	12	12
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS2	3.472%	3/10/47	7	7
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	61	61
[2]	COMM Mortgage Trust Class ASB Series 2015-CR23	3.257%	5/10/48	42	41
[2]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	85	83
[2]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	12	12
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	91	91
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	25
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	4.772%	2/10/47	28	28
[2]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	5/10/47	25	25
[2]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	10	10
[2,4]	COMM Mortgage Trust Class C Series 2013-LC6	4.242%	1/10/46	25	25
[2,4]	COMM Mortgage Trust Class C Series 2014-CR15	4.822%	2/10/47	50	50
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	256
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	221
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	4/15/50	100	98
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	150	147
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	98
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	197
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	144
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	25
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	221
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	194
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	143
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	48
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	269
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	73
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	72
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	44
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	50	49
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	33	33
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	47
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.262%	8/15/48	50	48
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	100
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	72
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	95
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	96
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	42
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	47
[2]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	400	397
[2]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	175	164
[2]	Discover Card Execution Note Trust Class A1 Series 2022-A1	1.960%	2/15/27	200	192
[2]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	150	135
[2]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	25	25
[2]	Drive Auto Receivables Trust Class B Series 2021-2	0.580%	12/15/25	75	73
[2]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	25	24

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Drive Auto Receivables Trust Class C Series 2021-2	0.870%	10/15/27	50	47
[2]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	77	77
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	50	46
[2]	Exeter Automobile Receivables Trust Class B Series 2021-1A	0.500%	2/18/25	16	16
[2]	Exeter Automobile Receivables Trust Class B Series 2021-3A	0.690%	1/15/26	50	49
[2]	Exeter Automobile Receivables Trust Class B Series 2022-2A	3.650%	10/15/26	25	25
[2]	Exeter Automobile Receivables Trust Class C Series 2020-3A	1.320%	7/15/25	75	74
[2]	Exeter Automobile Receivables Trust Class C Series 2021-1A	0.740%	1/15/26	85	83
[2]	Exeter Automobile Receivables Trust Class C Series 2021-3A	0.960%	10/15/26	50	48
[2]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	50	49
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	35	33
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	47
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	24
[1,2,4]	Fannie Mae Multifamily REMIC Trust Class A2 Series 2022-M10	2.003%	1/25/32	225	195
[1,2,4]	Fannie Mae Multifamily REMIC Trust Class A2 Series 2022-M1G	1.582%	9/25/31	75	63
[1,2,4]	Fannie Mae Multifamily REMIC Trust Class A2 Series 2022-M8	2.001%	12/25/31	150	131
[1,2,4]	Fannie Mae-Aces Class 1A Series 2014-M7	3.329%	6/25/24	180	179
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	30	28
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.681%	3/25/33	200	166
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	92
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	148	145
[1,2,4]	Fannie Mae-Aces Class A2 Series 2013-M14	3.329%	10/25/23	160	160
[1,2]	Fannie Mae-Aces Class A2 Series 2013-M7	2.280%	12/27/22	23	23
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M1	3.280%	7/25/23	125	125
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	126	125
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M2	3.513%	12/25/23	141	142
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M3	3.501%	1/25/24	46	46
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M4	3.346%	3/25/24	97	97
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	6/25/24	103	102
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	132	131
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	234	230
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	97	95
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.890%	5/25/25	175	172
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	205	202
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	84	83
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	137	135
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	96	95
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	250	240
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.534%	9/25/26	250	241
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.579%	9/25/26	70	67
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	94	92
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	100	97
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M42	1.270%	7/25/30	10	8
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	200	193
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	46	45
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	300	286
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.495%	10/25/26	164	157
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.169%	6/25/27	238	234
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.962%	11/25/27	74	72
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.885%	2/25/27	151	147
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.658%	12/25/26	146	141
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.221%	4/25/29	70	68
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	241	234
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	495	486
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.476%	7/25/28	125	126
[1,2]	Fannie Mae-Aces Class A2 Series 2018-M10	3.610%	2/25/31	300	300
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.773%	8/25/30	50	50
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.870%	9/25/30	177	180
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.699%	8/25/28	172	173
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.158%	3/25/28	150	147
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.143%	3/25/28	98	95
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.671%	9/25/28	199	199
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	400	384
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	250	232
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.748%	11/25/28	186	187
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	200	197
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	206	201
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	342	330
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	883
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	250	219
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M22	2.522%	8/25/29	362	339
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	86
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	214
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	125	114
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.363%	10/25/30	275	233
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.437%	11/25/30	60	51

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.507%	3/25/31	225	190
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.658%	4/25/31	50	43
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.797%	10/25/31	275	235
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.561%	11/25/30	50	42
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.292%	1/25/31	225	186
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.725%	10/25/31	325	276
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/31	100	85
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	139
[1,2,4]	Fannie Mae-Aces Class A3 Series 2018-M3	3.183%	2/25/30	73	71
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M12	2.493%	3/25/23	85	84
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M14	2.613%	4/25/23	13	13
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2018-M2	3.000%	1/25/28	425	414
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2015-M4	2.509%	7/25/22	1	1
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M2	2.152%	1/25/23	51	50
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M7	2.157%	10/25/23	15	15
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.639%	7/25/24	103	101
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M15	3.209%	11/25/27	260	253
[2]	Fifth Third Auto Trust Class A4 Series 2019-1	2.690%	11/16/26	50	50
[2]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	125	121
[2]	Ford Credit Auto Owner Trust Class A3 Series 2019-A	2.780%	9/15/23	2	2
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	12	12
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	87	86
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-C	0.410%	7/15/25	75	73
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.260%	2/15/24	93	93
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	150	146
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	50	48
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	75	75
[2]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	50	50
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-B	0.790%	11/15/25	35	34
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	25	23
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	46
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	99
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-2	3.060%	4/15/26	150	148
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	180
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	138
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	275	265
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K038	2.604%	10/25/23	10	9
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K039	2.683%	12/25/23	13	13
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K040	2.768%	4/25/24	41	41
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K042	2.267%	6/25/24	16	16
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K043	2.532%	10/25/23	13	13
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K047	2.827%	12/25/24	30	29
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	89	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	88	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	24	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	11/25/30	15	13
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	50	44
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	50	43
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K029	3.320%	2/25/23	311	311
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K030	3.250%	4/25/23	316	316
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K031	3.300%	4/25/23	1,215	1,215
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K032	3.310%	5/25/23	340	340
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K033	3.060%	7/25/23	325	324
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K034	3.531%	7/25/23	288	288
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K035	3.458%	8/25/23	399	399
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K036	3.527%	10/25/23	325	326
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K038	3.389%	3/25/24	200	200
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	225	224
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	275	274
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	275	273
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	25

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	150	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	1/25/25	161	160
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	175	174
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	175	174
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	324
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	125	123
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	297
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	428
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	148
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	493
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	124
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	197
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	223
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	226
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	357
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	25
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	179
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	357
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	76
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,745
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	277
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	230
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	405
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	278
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	449
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	222
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	387
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	265
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	263
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	211
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	420
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	198
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	346
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	328
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	283
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	408
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	85
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,175
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	130

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	368
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	106
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	272
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	341
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	256
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	150
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	129
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	611
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	222
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	379
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	221
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	350
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	129
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	347
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	176
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	179
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	111
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	3/25/54	100	89
[2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	4/25/55	100	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1510	3.718%	1/25/31	75	75
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1511	3.470%	3/25/31	100	99
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1514	2.859%	10/25/34	225	203
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1515	1.940%	2/25/35	150	121
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1516	1.721%	5/25/35	225	176
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1517	1.716%	7/25/35	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1518	1.860%	10/25/35	100	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1519	2.013%	12/25/35	100	80
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	96
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1520	2.438%	2/25/36	200	169
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1521	2.184%	8/25/36	150	122
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1522	2.361%	10/25/36	150	125
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	101
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	77
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	102
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	51
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K723	2.454%	8/25/23	117	116
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K724	3.062%	11/25/23	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K726	2.905%	4/25/24	152	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	198	197
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	246	244
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	900	896
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	275	276
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	224	224
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	373
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	500	490
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	92

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	183
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	114
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	98	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	45
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	138
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	115
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	161	160
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	197
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1510	3.794%	1/25/34	395	392
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1511	3.542%	3/25/34	225	218
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1513	2.797%	8/25/34	335	300
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	49
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	201
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	76
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	7/20/23	7	7
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-2	0.340%	5/20/24	100	98
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-3	0.390%	10/21/24	125	121
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-1	1.900%	3/20/25	175	170
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-2	3.420%	6/20/25	75	75
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-3	0.450%	4/16/25	129	127
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-4	0.380%	8/18/25	105	103
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	55	53
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	100	96
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	75	71
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	50	48
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	50	50
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-1	1.900%	3/17/25	30	30
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	23
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	46
[2]	GM Financial Securitized Term Class A3 Series 2021-1	0.350%	10/16/25	65	63
[2]	GM Financial Securitized Term Class A4 Series 2021-1	0.540%	5/17/27	250	235
[2]	GS Mortgage Securities Corp II Class A5 Series 2013-GC10	2.943%	2/10/46	92	92
[2]	GS Mortgage Securities Corp II Class AS Series 2013-GC10	3.279%	2/10/46	35	35
[2]	GS Mortgage Securities Trust Class A3 Series 2012-GCJ9	2.773%	11/10/45	89	89
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	145
[2]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	90	89
[2]	GS Mortgage Securities Trust Class A4 Series 2014-GC18	4.074%	1/10/47	200	199
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	146
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	49
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	98
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	72
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	190
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	72
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	146
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	252
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	96
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	139
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	275	254
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	115
[2,4]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.174%	7/10/46	20	20
[2]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	200	200
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	50	50
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	125	124
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	222
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	147
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	114
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	65
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	104
[2]	GS Mortgage Securities Trust Class AAB Series 2013-GC14	3.817%	8/10/46	5	5
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC22	3.467%	6/10/47	17	17
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	36	35

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	80	79
[2]	GS Mortgage Securities Trust Class AB Series 2015-GC34	3.278%	10/10/48	92	91
[2]	GS Mortgage Securities Trust Class AS Series 2013-GCJ2	3.375%	6/10/46	39	39
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	49
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	47
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	48
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	95
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	66
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/1/52	50	45
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	31
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	20
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.644%	9/10/47	25	24
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	49
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	9
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	150	144
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	25	25
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	24
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-1	0.270%	4/21/25	100	98
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	125	121
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	75	72
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	100	96
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	50	48
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	20	20
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	25	24
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	50	47
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	7	7
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	31	31
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-C	0.380%	5/15/25	49	48
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	50	48
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	50	48
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	25	24
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	23
[2]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	100	95
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C8	2.829%	10/15/45	5	5
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	100	100
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	97
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-C10	3.143%	12/15/47	51	51
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	208	206
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	7/15/47	75	74
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	74
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	237
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C10	3.372%	12/15/47	39	39
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	72
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-LC11	3.499%	4/15/46	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class A2 Series 2014-C24	2.940%	11/15/47	1	1
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C19	3.669%	4/15/47	14	14
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	98	96
[2,4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	75	75
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	95	95
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	175	174
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	175	172
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	57
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	122
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	98
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	81
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	39	39
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	65	65
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	127	126
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	8/15/47	25	25
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	85	85
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	198

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	98
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	122
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.171%	7/15/45	26	26
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C14	4.409%	8/15/46	30	30
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C15	4.420%	11/15/45	35	35
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	25	25
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	4/15/47	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	49
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	49
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	73
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	48
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	49
[2,4]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C14	3.761%	8/15/46	10	10
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C15	3.659%	11/15/45	2	2
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2014-C21	3.428%	8/15/47	11	11
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	62	61
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	31	31
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	69	69
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	33	33
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	74	74
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	53	52
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.947%	2/15/47	30	30
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	49
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	188
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	391
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	97
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	98
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	95
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	23
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	72
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	223
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	160
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	72
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	43
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	47
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	49
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	25
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-A	0.250%	1/16/24	68	67
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	50	48
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	10	10
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-A	0.320%	10/15/26	25	24
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	25	24
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	75	72
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	120
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.295%	8/15/46	40	40
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	100	100
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	68	68
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C8	3.134%	12/15/48	90	90
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	50	50
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	200	195

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C21	3.338%	3/15/48	100	98
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	4/15/48	75	73
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	123
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	219
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	145
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	99	99
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	100	100
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	73
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	190
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	239
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	146
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C11	4.495%	8/15/46	20	20
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	14	14
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C8	3.376%	12/15/48	50	50
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C9	3.456%	5/15/46	50	50
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	96
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C16	3.477%	6/15/47	9	9
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C19	3.326%	12/15/47	24	24
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	22	21
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	49	49
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	29	28
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	70	70
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	49	49
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	33	33
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	57	56
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C14	5.022%	2/15/47	100	100
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.476%	6/15/47	50	49
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.607%	10/15/47	50	49
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	48
[2]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	24
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	49
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	156
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	74
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	95
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	189
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	195
[2]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	50	48
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	234
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	147
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	184
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	55
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	64
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	145
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	129
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.922%	4/15/55	150	143
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	78
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	23
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	22
[2]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	100	97
[2]	Nissan Auto Lease Trust Class A4 Series 2020-A	1.880%	4/15/25	4	4
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-B	0.550%	7/15/24	25	25
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	100	96
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	50	48
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-C	1.950%	5/15/26	35	34
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	46
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	24
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-3	0.690%	3/17/25	2	2
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-4	0.730%	3/17/25	12	12

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-1	0.500%	4/15/25	93	92
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	30	30
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-4	0.880%	6/15/26	100	97
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-1	2.360%	8/17/26	75	72
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	50	49
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	21	21
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	50	49
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-2	0.900%	6/15/26	75	73
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-3	0.950%	9/15/27	50	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-4	1.260%	2/16/27	50	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	25	24
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	48
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	60	57
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	50	48
[2]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	199
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	0.260%	5/15/25	50	49
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	6	6
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-C	0.440%	10/15/24	27	26
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-D	0.350%	1/15/25	61	60
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	325	313
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	125	119
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	100	95
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	75	74
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	50	49
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	25	23
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	46
[2]	UBS Commercial Mortgage Trust Class A2 Series 2018-C13	4.208%	10/15/51	14	14
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	100	95
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	150	147
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	95
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	145
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	168
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	145
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	145
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	176
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	75
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	225
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	125
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	273
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	95
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	113
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	68
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	97
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	124
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	100
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	46
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	47
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	70
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	59
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	96
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	73
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	24
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C5	3.185%	3/10/46	99	98
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	165	164
[2]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	25	25
[2]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	550	520
[2]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	350	330
[2]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	142
[2]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	198
[2]	Verizon Owner Trust Class A Series 2020-C	0.410%	4/21/25	230	225
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	125	120
[2]	Wells Fargo Commercial Mortgage Trust Class A2 Series 2015-NXS1	2.632%	5/15/48	1	1
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2012-LC5	2.918%	10/15/45	6	6
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2014-LC18	3.271%	12/15/47	17	17
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	141
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	44	42
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	96
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	73
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	165	161
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	172
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	172
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	74

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	207	203
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	317
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	72
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	154
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	145
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	240
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	271
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	199
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	74
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	151
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	187
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	183
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	92
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	42
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	75	74
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	122
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	4/15/50	276	269
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	98
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	185
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	168
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	174
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	246
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	148
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	44
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	87
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	73
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	49
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	30
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	74
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	52
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	95
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	24
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	89
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	67	66
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	71	71
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	16	15
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	9/15/58	32	31
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-NXS1	2.934%	5/15/48	22	22
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	71	71
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	42	41
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	81	79
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	48
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C9	2.870%	11/15/45	68	68
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C19	3.660%	3/15/47	5	5
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	25	24
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C12	3.198%	3/15/48	27	27
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C13	3.001%	5/15/45	76	75
[2,4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	100	100
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	60	59
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C14	3.337%	6/15/46	150	149
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	30	30
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	50	50
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	25	25
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	75	74
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	149
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	50
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	64
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	50
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	140	140
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C12	3.560%	3/15/48	18	18
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	15	15
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	75	74
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	8/15/46	20	20
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C16	4.668%	9/15/46	50	50
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C17	4.255%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	25	24
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-LC14	4.351%	3/15/47	60	59
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C15	3.720%	8/15/46	4	4
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C16	3.963%	9/15/46	8	8
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	6	6

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C19	3.618%	3/15/47	8	8
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C20	3.638%	5/15/47	9	9
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	34	34
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-LC14	3.522%	3/15/47	18	18
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2013-C17	4.788%	12/15/46	25	25
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C19	4.723%	3/15/47	25	24
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	25
[2]	World Omni Auto Receivables Trust Class A3 Series 2019-C	1.960%	12/16/24	49	49
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	19	19
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	35	35
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	46	45
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	50	49
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	75	72
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	100	96
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	100	95
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	50	48
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	75	74
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-A	1.790%	6/16/25	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	1/15/26	10	10
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	24
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2020-B	0.450%	2/15/24	100	99
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	50	48
[2]	World Omni Automobile Lease Securitization Trust Class A4 Series 2020-B	0.520%	2/17/26	25	24
[2]	World Omni Select Auto Trust Class A3 Series 2020-A	0.550%	7/15/25	18	18
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $121,023)					113,271
Corporate Bonds (27.1%)
Communications (2.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	160	157
	Activision Blizzard Inc.	1.350%	9/15/30	150	120
	Activision Blizzard Inc.	4.500%	6/15/47	200	193
	Activision Blizzard Inc.	2.500%	9/15/50	300	206
	Alphabet Inc.	0.450%	8/15/25	500	460
	Alphabet Inc.	0.800%	8/15/27	500	434
	Alphabet Inc.	1.100%	8/15/30	500	410
	Alphabet Inc.	1.900%	8/15/40	200	143
	Alphabet Inc.	2.250%	8/15/60	500	326
	America Movil SAB de CV	3.625%	4/22/29	200	190
	America Movil SAB de CV	2.875%	5/7/30	200	179
	America Movil SAB de CV	6.375%	3/1/35	300	343
	America Movil SAB de CV	6.125%	11/15/37	150	163
	America Movil SAB de CV	6.125%	3/30/40	200	221
	America Movil SAB de CV	4.375%	7/16/42	250	227
	America Movil SAB de CV	4.375%	4/22/49	200	185
	AT&T Inc.	0.900%	3/25/24	500	478
	AT&T Inc.	1.700%	3/25/26	500	457
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	3.800%	2/15/27	700	687
AT&T Inc.	2.300%	6/1/27	450	411
AT&T Inc.	1.650%	2/1/28	500	432
AT&T Inc.	4.100%	2/15/28	402	395
AT&T Inc.	4.350%	3/1/29	650	641
AT&T Inc.	4.300%	2/15/30	460	449
AT&T Inc.	2.750%	6/1/31	450	389
AT&T Inc.	2.250%	2/1/32	600	490
AT&T Inc.	2.550%	12/1/33	472	383
AT&T Inc.	4.500%	5/15/35	200	190
AT&T Inc.	4.900%	8/15/37	300	297
AT&T Inc.	4.850%	3/1/39	480	458
AT&T Inc.	3.500%	6/1/41	500	400
AT&T Inc.	4.300%	12/15/42	271	236
AT&T Inc.	4.750%	5/15/46	350	325
AT&T Inc.	5.150%	11/15/46	736	727
AT&T Inc.	4.500%	3/9/48	400	356
AT&T Inc.	3.650%	6/1/51	600	469
AT&T Inc.	3.500%	9/15/53	1,458	1,106
AT&T Inc.	3.550%	9/15/55	1,550	1,162
AT&T Inc.	3.800%	12/1/57	787	610
AT&T Inc.	3.650%	9/15/59	629	471
AT&T Inc.	3.850%	6/1/60	300	232
Baidu Inc.	3.875%	9/29/23	200	201
Baidu Inc.	4.375%	5/14/24	200	201
Baidu Inc.	3.075%	4/7/25	200	194
Baidu Inc.	3.625%	7/6/27	200	193
Baidu Inc.	4.375%	3/29/28	100	99
Baidu Inc.	3.425%	4/7/30	200	183
Baidu Inc.	2.375%	8/23/31	200	167
Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	74
Booking Holdings Inc.	3.650%	3/15/25	100	100
Booking Holdings Inc.	3.600%	6/1/26	225	222
Booking Holdings Inc.	3.550%	3/15/28	100	96
Booking Holdings Inc.	4.625%	4/13/30	300	299
British Telecommunications plc	4.500%	12/4/23	200	201
British Telecommunications plc	9.625%	12/15/30	516	642
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	175	176
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	852
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	212
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	206
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	217
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	264
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	179
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	575	580
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	312

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	500	352
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	250	174
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	650	633
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	385
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	360
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	375	313
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	650	515
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	272
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	349
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	300	256
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	76
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	500	329
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	145
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	167
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	171
Comcast Corp.	3.375%	2/15/25	264	262
Comcast Corp.	3.375%	8/15/25	500	494
Comcast Corp.	3.950%	10/15/25	625	628
Comcast Corp.	3.150%	3/1/26	400	390
Comcast Corp.	2.350%	1/15/27	495	462
Comcast Corp.	3.300%	2/1/27	400	389
Comcast Corp.	3.300%	4/1/27	150	145
Comcast Corp.	3.150%	2/15/28	325	310
Comcast Corp.	4.150%	10/15/28	950	948
Comcast Corp.	4.250%	10/15/30	350	345
Comcast Corp.	1.950%	1/15/31	500	416
Comcast Corp.	1.500%	2/15/31	500	401
Comcast Corp.	4.250%	1/15/33	275	270
Comcast Corp.	4.200%	8/15/34	175	169
Comcast Corp.	5.650%	6/15/35	1,065	1,160
Comcast Corp.	4.400%	8/15/35	150	146
Comcast Corp.	3.200%	7/15/36	225	191
Comcast Corp.	6.450%	3/15/37	175	207
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.900%	3/1/38	175	159
	Comcast Corp.	4.600%	10/15/38	550	533
	Comcast Corp.	3.250%	11/1/39	250	205
	Comcast Corp.	3.750%	4/1/40	300	263
	Comcast Corp.	4.650%	7/15/42	370	358
	Comcast Corp.	3.400%	7/15/46	500	399
	Comcast Corp.	3.969%	11/1/47	1,086	939
	Comcast Corp.	4.000%	3/1/48	200	174
	Comcast Corp.	4.700%	10/15/48	38	37
	Comcast Corp.	3.999%	11/1/49	268	234
	Comcast Corp.	3.450%	2/1/50	400	319
	Comcast Corp.	2.800%	1/15/51	300	212
	Comcast Corp.	2.887%	11/1/51	882	631
	Comcast Corp.	2.937%	11/1/56	853	592
	Comcast Corp.	4.950%	10/15/58	238	237
	Comcast Corp.	2.987%	11/1/63	847	579
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	957
	Discovery Communications LLC	3.800%	3/13/24	100	99
	Discovery Communications LLC	3.900%	11/15/24	150	148
	Discovery Communications LLC	3.950%	6/15/25	303	296
	Discovery Communications LLC	3.950%	3/20/28	400	374
	Discovery Communications LLC	5.000%	9/20/37	325	292
	Discovery Communications LLC	6.350%	6/1/40	150	148
	Discovery Communications LLC	4.875%	4/1/43	300	248
	Discovery Communications LLC	5.200%	9/20/47	225	193
	Discovery Communications LLC	5.300%	5/15/49	75	65
	Discovery Communications LLC	4.650%	5/15/50	200	157
	Discovery Communications LLC	4.000%	9/15/55	269	188
	Electronic Arts Inc.	4.800%	3/1/26	100	102
	Expedia Group Inc.	5.000%	2/15/26	150	150
	Expedia Group Inc.	4.625%	8/1/27	150	144
	Expedia Group Inc.	3.250%	2/15/30	250	208
	Expedia Group Inc.	2.950%	3/15/31	300	239
	Fox Corp.	4.030%	1/25/24	250	250
	Fox Corp.	3.050%	4/7/25	100	97
	Fox Corp.	4.709%	1/25/29	375	368
	Fox Corp.	3.500%	4/8/30	150	136
	Fox Corp.	5.476%	1/25/39	250	243
	Fox Corp.	5.576%	1/25/49	325	317
	Grupo Televisa SAB	6.625%	3/18/25	100	105
	Grupo Televisa SAB	4.625%	1/30/26	100	100
	Grupo Televisa SAB	6.625%	1/15/40	125	135
	Grupo Televisa SAB	5.000%	5/13/45	425	395
	Grupo Televisa SAB	5.250%	5/24/49	200	198
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	210	210
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	99
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	98
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	171
	Koninklijke KPN NV	8.375%	10/1/30	125	149
[5]	Magallanes Inc.	3.428%	3/15/24	300	294
[5]	Magallanes Inc.	3.638%	3/15/25	300	291
[5]	Magallanes Inc.	3.755%	3/15/27	800	751
[5]	Magallanes Inc.	4.054%	3/15/29	300	275
[5]	Magallanes Inc.	4.279%	3/15/32	1,000	893
[5]	Magallanes Inc.	5.050%	3/15/42	900	765
[5]	Magallanes Inc.	5.141%	3/15/52	1,400	1,175
[5]	Magallanes Inc.	5.391%	3/15/62	600	503
	NBCUniversal Media LLC	4.450%	1/15/43	225	209
	Omnicom Group Inc.	2.450%	4/30/30	150	126
	Omnicom Group Inc.	4.200%	6/1/30	100	96
	Omnicom Group Inc.	2.600%	8/1/31	200	167
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	150	149
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	243
	Orange SA	9.000%	3/1/31	550	710
	Orange SA	5.375%	1/13/42	325	335
	Orange SA	5.500%	2/6/44	200	210
	Paramount Global Inc.	4.750%	5/15/25	134	135
	Paramount Global Inc.	4.000%	1/15/26	400	391
	Paramount Global Inc.	2.900%	1/15/27	279	257

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global Inc.	3.375%	2/15/28	100	92
	Paramount Global Inc.	3.700%	6/1/28	100	93
	Paramount Global Inc.	4.950%	1/15/31	250	238
	Paramount Global Inc.	4.200%	5/19/32	200	177
	Paramount Global Inc.	5.500%	5/15/33	75	73
	Paramount Global Inc.	6.875%	4/30/36	240	249
	Paramount Global Inc.	5.900%	10/15/40	225	211
	Paramount Global Inc.	4.850%	7/1/42	225	187
	Paramount Global Inc.	4.375%	3/15/43	406	314
	Paramount Global Inc.	5.850%	9/1/43	225	210
	Paramount Global Inc.	4.900%	8/15/44	100	81
	Paramount Global Inc.	4.950%	5/19/50	250	210
	Rogers Communications Inc.	4.100%	10/1/23	175	176
	Rogers Communications Inc.	3.625%	12/15/25	125	122
	Rogers Communications Inc.	2.900%	11/15/26	100	94
[5]	Rogers Communications Inc.	3.200%	3/15/27	200	190
[5]	Rogers Communications Inc.	3.800%	3/15/32	400	366
[5]	Rogers Communications Inc.	4.500%	3/15/42	200	178
	Rogers Communications Inc.	4.500%	3/15/43	265	228
	Rogers Communications Inc.	5.000%	3/15/44	190	177
	Rogers Communications Inc.	4.350%	5/1/49	250	212
	Rogers Communications Inc.	3.700%	11/15/49	150	114
[5]	Rogers Communications Inc.	4.550%	3/15/52	400	353
	Take-Two Interactive Software Inc.	3.300%	3/28/24	200	197
	Take-Two Interactive Software Inc.	3.550%	4/14/25	200	197
	Take-Two Interactive Software Inc.	3.700%	4/14/27	200	194
	Telefonica Emisiones SA	4.103%	3/8/27	250	245
	Telefonica Emisiones SA	7.045%	6/20/36	475	536
	Telefonica Emisiones SA	4.665%	3/6/38	200	178
	Telefonica Emisiones SA	5.213%	3/8/47	550	490
	Telefonica Emisiones SA	4.895%	3/6/48	250	214
	Telefonica Europe BV	8.250%	9/15/30	250	299
	TELUS Corp.	2.800%	2/16/27	100	95
	TELUS Corp.	3.400%	5/13/32	100	90
	TELUS Corp.	4.300%	6/15/49	200	179
	Tencent Music Entertainment Group	2.000%	9/3/30	200	157
	Time Warner Cable LLC	6.550%	5/1/37	200	200
	Time Warner Cable LLC	7.300%	7/1/38	50	52
	Time Warner Cable LLC	6.750%	6/15/39	400	401
	Time Warner Cable LLC	5.875%	11/15/40	425	390
	Time Warner Cable LLC	5.500%	9/1/41	250	220
	Time Warner Cable LLC	4.500%	9/15/42	250	196
	Time Warner Entertainment Co. LP	8.375%	7/15/33	200	231
	T-Mobile USA Inc.	3.500%	4/15/25	600	587
	T-Mobile USA Inc.	1.500%	2/15/26	200	181
	T-Mobile USA Inc.	3.750%	4/15/27	800	770
	T-Mobile USA Inc.	2.050%	2/15/28	250	217
	T-Mobile USA Inc.	2.400%	3/15/29	100	87
	T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,419
	T-Mobile USA Inc.	2.550%	2/15/31	900	757
	T-Mobile USA Inc.	2.250%	11/15/31	500	406
	T-Mobile USA Inc.	2.700%	3/15/32	200	168
	T-Mobile USA Inc.	4.375%	4/15/40	400	358
	T-Mobile USA Inc.	3.000%	2/15/41	155	115
	T-Mobile USA Inc.	4.500%	4/15/50	600	533
	T-Mobile USA Inc.	3.300%	2/15/51	1,000	730
	T-Mobile USA Inc.	3.400%	10/15/52	575	425
[3]	T-Mobile USA Inc.	3.600%	11/15/60	200	146
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	292
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,370	1,266
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	70
	TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	187
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	106
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	181
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	229
	Verisign Inc.	2.700%	6/15/31	200	161
	Verizon Communications Inc.	3.376%	2/15/25	250	248
	Verizon Communications Inc.	0.850%	11/20/25	500	453
	Verizon Communications Inc.	1.450%	3/20/26	500	458
	Verizon Communications Inc.	2.625%	8/15/26	475	449
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	4.125%	3/16/27	700	698
Verizon Communications Inc.	3.000%	3/22/27	150	143
Verizon Communications Inc.	2.100%	3/22/28	600	533
Verizon Communications Inc.	4.329%	9/21/28	829	825
Verizon Communications Inc.	4.016%	12/3/29	727	705
Verizon Communications Inc.	3.150%	3/22/30	310	282
Verizon Communications Inc.	1.680%	10/30/30	527	424
Verizon Communications Inc.	1.750%	1/20/31	500	402
Verizon Communications Inc.	2.550%	3/21/31	800	684
Verizon Communications Inc.	2.355%	3/15/32	933	774
Verizon Communications Inc.	4.500%	8/10/33	575	561
Verizon Communications Inc.	4.400%	11/1/34	725	696
Verizon Communications Inc.	4.272%	1/15/36	256	241
Verizon Communications Inc.	5.250%	3/16/37	300	310
Verizon Communications Inc.	4.812%	3/15/39	350	344
Verizon Communications Inc.	2.650%	11/20/40	700	513
Verizon Communications Inc.	3.400%	3/22/41	600	488
Verizon Communications Inc.	2.850%	9/3/41	200	150
Verizon Communications Inc.	4.750%	11/1/41	200	192
Verizon Communications Inc.	4.125%	8/15/46	250	223
Verizon Communications Inc.	4.862%	8/21/46	639	630
Verizon Communications Inc.	4.522%	9/15/48	747	707
Verizon Communications Inc.	4.000%	3/22/50	250	216
Verizon Communications Inc.	2.875%	11/20/50	500	355
Verizon Communications Inc.	3.550%	3/22/51	900	722
Verizon Communications Inc.	2.987%	10/30/56	900	625
Verizon Communications Inc.	3.000%	11/20/60	500	340
Verizon Communications Inc.	3.700%	3/22/61	700	550
Vodafone Group plc	3.750%	1/16/24	325	326
Vodafone Group plc	4.375%	5/30/28	650	646
Vodafone Group plc	7.875%	2/15/30	150	177
Vodafone Group plc	6.250%	11/30/32	100	109
Vodafone Group plc	6.150%	2/27/37	200	216
Vodafone Group plc	5.000%	5/30/38	325	311
Vodafone Group plc	4.375%	2/19/43	275	239
Vodafone Group plc	4.875%	6/19/49	350	322
Vodafone Group plc	4.250%	9/17/50	300	251
Vodafone Group plc	5.125%	6/19/59	100	92
Walt Disney Co.	3.350%	3/24/25	345	342
Walt Disney Co.	3.700%	10/15/25	125	125
Walt Disney Co.	1.750%	1/13/26	300	280
Walt Disney Co.	2.200%	1/13/28	200	181
Walt Disney Co.	2.000%	9/1/29	400	344
Walt Disney Co.	3.800%	3/22/30	240	232
Walt Disney Co.	2.650%	1/13/31	700	616
Walt Disney Co.	6.200%	12/15/34	400	456
Walt Disney Co.	6.400%	12/15/35	165	192
Walt Disney Co.	6.650%	11/15/37	200	238
Walt Disney Co.	4.625%	3/23/40	75	73
Walt Disney Co.	3.500%	5/13/40	400	342
Walt Disney Co.	5.400%	10/1/43	100	105
Walt Disney Co.	4.750%	9/15/44	175	171
Walt Disney Co.	2.750%	9/1/49	275	197
Walt Disney Co.	4.700%	3/23/50	395	391
Walt Disney Co.	3.600%	1/13/51	400	334
Walt Disney Co.	3.800%	5/13/60	300	251
Weibo Corp.	3.500%	7/5/24	200	195
Weibo Corp.	3.375%	7/8/30	200	165
WPP Finance 2010	3.750%	9/19/24	200	195
				96,385
Consumer Discretionary (1.6%)
Advance Auto Parts Inc.	3.900%	4/15/30	250	228
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	398
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	382
Alibaba Group Holding Ltd.	2.125%	2/9/31	300	248
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	262
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	173
Alibaba Group Holding Ltd.	4.200%	12/6/47	425	352
Alibaba Group Holding Ltd.	3.150%	2/9/51	200	137
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	82
Alibaba Group Holding Ltd.	3.250%	2/9/61	300	200

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	0.450%	5/12/24	500	476
	Amazon.com Inc.	2.800%	8/22/24	250	248
	Amazon.com Inc.	3.800%	12/5/24	120	121
	Amazon.com Inc.	3.000%	4/13/25	200	199
	Amazon.com Inc.	0.800%	6/3/25	285	265
	Amazon.com Inc.	5.200%	12/3/25	225	236
	Amazon.com Inc.	1.000%	5/12/26	600	546
	Amazon.com Inc.	3.300%	4/13/27	600	589
	Amazon.com Inc.	1.200%	6/3/27	285	254
	Amazon.com Inc.	3.150%	8/22/27	725	706
	Amazon.com Inc.	1.650%	5/12/28	500	444
	Amazon.com Inc.	3.450%	4/13/29	400	389
	Amazon.com Inc.	1.500%	6/3/30	405	337
	Amazon.com Inc.	2.100%	5/12/31	500	428
	Amazon.com Inc.	3.600%	4/13/32	500	482
	Amazon.com Inc.	4.800%	12/5/34	225	236
	Amazon.com Inc.	3.875%	8/22/37	600	567
	Amazon.com Inc.	2.875%	5/12/41	500	401
	Amazon.com Inc.	4.050%	8/22/47	600	563
	Amazon.com Inc.	2.500%	6/3/50	300	212
	Amazon.com Inc.	3.100%	5/12/51	700	552
	Amazon.com Inc.	3.950%	4/13/52	400	368
	Amazon.com Inc.	2.700%	6/3/60	400	271
	Amazon.com Inc.	3.250%	5/12/61	200	152
	Amazon.com Inc.	4.100%	4/13/62	400	362
	American Honda Finance Corp.	0.875%	7/7/23	200	195
	American Honda Finance Corp.	3.450%	7/14/23	125	125
	American Honda Finance Corp.	3.625%	10/10/23	100	100
	American Honda Finance Corp.	2.900%	2/16/24	150	149
	American Honda Finance Corp.	0.550%	7/12/24	500	470
	American Honda Finance Corp.	2.150%	9/10/24	125	121
	American Honda Finance Corp.	1.200%	7/8/25	200	185
	American Honda Finance Corp.	2.350%	1/8/27	100	93
	American Honda Finance Corp.	2.000%	3/24/28	100	89
	American Honda Finance Corp.	2.250%	1/12/29	100	88
	American Honda Finance Corp.	1.800%	1/13/31	300	246
[2]	American University	3.672%	4/1/49	110	94
	Aptiv plc	4.350%	3/15/29	50	47
	Aptiv plc	4.400%	10/1/46	50	39
	Aptiv plc	5.400%	3/15/49	50	46
	Aptiv plc	3.100%	12/1/51	250	161
	Aptiv plc / Aptiv Corp.	3.250%	3/1/32	200	170
	Aptiv plc / Aptiv Corp.	4.150%	5/1/52	200	153
	AutoNation Inc.	3.500%	11/15/24	205	199
	AutoNation Inc.	4.500%	10/1/25	150	150
	AutoNation Inc.	3.800%	11/15/27	75	71
	AutoNation Inc.	3.850%	3/1/32	250	216
	AutoZone Inc.	3.125%	7/15/23	125	124
	AutoZone Inc.	3.125%	4/18/24	130	129
	AutoZone Inc.	3.250%	4/15/25	132	129
	AutoZone Inc.	3.625%	4/15/25	153	151
	AutoZone Inc.	3.125%	4/21/26	100	96
	AutoZone Inc.	3.750%	6/1/27	100	97
	AutoZone Inc.	3.750%	4/18/29	100	94
	AutoZone Inc.	4.000%	4/15/30	250	237
	AutoZone Inc.	1.650%	1/15/31	200	157
	Best Buy Co. Inc.	4.450%	10/1/28	200	197
	BorgWarner Inc.	3.375%	3/15/25	75	74
	BorgWarner Inc.	2.650%	7/1/27	200	182
	BorgWarner Inc.	4.375%	3/15/45	100	81
	Brunswick Corp.	0.850%	8/18/24	200	185
	California Endowment	2.498%	4/1/51	50	36
	California Institute of Technology	4.321%	8/1/45	70	70
	California Institute of Technology	4.700%	11/1/11	50	48
	California Institute of Technology	3.650%	9/1/19	100	75
	Claremont Mckenna College	3.775%	1/1/22	200	143
	Daimler Finance North America LLC	8.500%	1/18/31	250	316
	Darden Restaurants Inc.	3.850%	5/1/27	200	192
	Darden Restaurants Inc.	4.550%	2/15/48	50	41
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	158
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	66
	DR Horton Inc.	5.750%	8/15/23	75	76
	DR Horton Inc.	2.500%	10/15/24	100	96
[2]	Duke University	2.682%	10/1/44	100	77
[2]	Duke University	2.832%	10/1/55	125	95
	eBay Inc.	3.450%	8/1/24	125	124
	eBay Inc.	1.900%	3/11/25	180	169
	eBay Inc.	1.400%	5/10/26	200	180
	eBay Inc.	3.600%	6/5/27	300	288
	eBay Inc.	2.700%	3/11/30	200	171
	eBay Inc.	2.600%	5/10/31	200	166
	eBay Inc.	4.000%	7/15/42	200	170
	eBay Inc.	3.650%	5/10/51	200	154
	Emory University	2.143%	9/1/30	150	131
	Emory University	2.969%	9/1/50	50	40
	Ford Foundation	2.415%	6/1/50	60	42
	Ford Foundation	2.815%	6/1/70	150	102
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	100
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	233	230
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	50	43
	General Motors Co.	4.875%	10/2/23	625	631
	General Motors Co.	5.400%	10/2/23	250	254
	General Motors Co.	6.125%	10/1/25	600	620
	General Motors Co.	6.800%	10/1/27	100	105
	General Motors Co.	5.000%	4/1/35	165	148
	General Motors Co.	6.600%	4/1/36	250	253
	General Motors Co.	5.150%	4/1/38	225	197
	General Motors Co.	6.250%	10/2/43	210	200
	General Motors Co.	5.200%	4/1/45	230	194
	General Motors Co.	5.400%	4/1/48	200	175
	General Motors Co.	5.950%	4/1/49	175	163
	General Motors Financial Co. Inc.	1.700%	8/18/23	500	488
	General Motors Financial Co. Inc.	1.050%	3/8/24	200	189
	General Motors Financial Co. Inc.	3.950%	4/13/24	400	397
	General Motors Financial Co. Inc.	1.200%	10/15/24	200	186
	General Motors Financial Co. Inc.	3.500%	11/7/24	200	195
	General Motors Financial Co. Inc.	2.900%	2/26/25	958	914
	General Motors Financial Co. Inc.	3.800%	4/7/25	250	244
	General Motors Financial Co. Inc.	4.350%	4/9/25	325	321
	General Motors Financial Co. Inc.	2.750%	6/20/25	150	141
	General Motors Financial Co. Inc.	5.250%	3/1/26	150	150
	General Motors Financial Co. Inc.	1.500%	6/10/26	200	175
	General Motors Financial Co. Inc.	4.350%	1/17/27	325	312
	General Motors Financial Co. Inc.	5.000%	4/9/27	250	245
	General Motors Financial Co. Inc.	2.700%	8/20/27	500	439
	General Motors Financial Co. Inc.	2.400%	4/10/28	200	169
	General Motors Financial Co. Inc.	2.400%	10/15/28	200	166
	General Motors Financial Co. Inc.	4.300%	4/6/29	500	461
	General Motors Financial Co. Inc.	3.600%	6/21/30	700	606
	General Motors Financial Co. Inc.	2.350%	1/8/31	300	233
	General Motors Financial Co. Inc.	2.700%	6/10/31	200	158
	George Washington University	4.126%	9/15/48	300	275
	Georgetown University	4.315%	4/1/49	68	62
	Georgetown University	2.943%	4/1/50	100	71
	Georgetown University	5.215%	10/1/18	59	56
	Harley-Davidson Inc.	3.500%	7/28/25	100	97
	Harley-Davidson Inc.	4.625%	7/28/45	125	96
	Hasbro Inc.	3.900%	11/19/29	350	321
	Hasbro Inc.	6.350%	3/15/40	125	128
	Hasbro Inc.	5.100%	5/15/44	50	45
	Home Depot Inc.	3.750%	2/15/24	200	202
	Home Depot Inc.	2.700%	4/15/25	200	196
	Home Depot Inc.	3.000%	4/1/26	275	270
	Home Depot Inc.	2.500%	4/15/27	395	374
	Home Depot Inc.	2.800%	9/14/27	200	191
	Home Depot Inc.	2.950%	6/15/29	600	561
	Home Depot Inc.	2.700%	4/15/30	445	404
	Home Depot Inc.	1.375%	3/15/31	500	403
	Home Depot Inc.	1.875%	9/15/31	200	167

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	3.250%	4/15/32	200	187
	Home Depot Inc.	5.875%	12/16/36	825	948
	Home Depot Inc.	3.300%	4/15/40	295	250
	Home Depot Inc.	5.950%	4/1/41	175	200
	Home Depot Inc.	4.200%	4/1/43	200	187
	Home Depot Inc.	4.875%	2/15/44	300	305
	Home Depot Inc.	4.400%	3/15/45	100	96
	Home Depot Inc.	4.250%	4/1/46	330	311
	Home Depot Inc.	3.900%	6/15/47	250	224
	Home Depot Inc.	4.500%	12/6/48	225	220
	Home Depot Inc.	3.350%	4/15/50	375	304
	Home Depot Inc.	2.375%	3/15/51	200	135
	Home Depot Inc.	2.750%	9/15/51	300	218
	Home Depot Inc.	3.625%	4/15/52	500	428
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	187
	Honda Motor Co. Ltd.	2.967%	3/10/32	700	628
	Hyatt Hotels Corp.	3.375%	7/15/23	100	98
	Hyatt Hotels Corp.	1.300%	10/1/23	200	194
	Hyatt Hotels Corp.	1.800%	10/1/24	200	189
	Hyatt Hotels Corp.	4.850%	3/15/26	200	199
	Hyatt Hotels Corp.	4.375%	9/15/28	75	71
	Hyatt Hotels Corp.	6.000%	4/23/30	200	201
	JD.com Inc.	3.875%	4/29/26	200	196
	JD.com Inc.	3.375%	1/14/30	200	183
[2]	Johns Hopkins University	4.083%	7/1/53	75	72
	Lear Corp.	3.800%	9/15/27	41	39
	Lear Corp.	4.250%	5/15/29	150	139
	Lear Corp.	3.500%	5/30/30	100	87
	Lear Corp.	5.250%	5/15/49	125	108
	Leggett & Platt Inc.	3.800%	11/15/24	100	99
	Leggett & Platt Inc.	3.500%	11/15/27	125	118
	Leggett & Platt Inc.	4.400%	3/15/29	75	73
	Leggett & Platt Inc.	3.500%	11/15/51	200	152
	Leland Stanford Junior University	3.647%	5/1/48	200	186
	Lennar Corp.	4.500%	4/30/24	300	299
	Lennar Corp.	5.250%	6/1/26	200	202
	Lennar Corp.	4.750%	11/29/27	200	195
	Lowe's Cos. Inc.	3.875%	9/15/23	275	276
	Lowe's Cos. Inc.	3.125%	9/15/24	100	98
	Lowe's Cos. Inc.	3.375%	9/15/25	200	197
	Lowe's Cos. Inc.	2.500%	4/15/26	250	237
	Lowe's Cos. Inc.	3.100%	5/3/27	350	332
	Lowe's Cos. Inc.	1.300%	4/15/28	260	220
	Lowe's Cos. Inc.	1.700%	9/15/28	200	170
	Lowe's Cos. Inc.	6.500%	3/15/29	67	74
	Lowe's Cos. Inc.	3.650%	4/5/29	300	283
	Lowe's Cos. Inc.	4.500%	4/15/30	250	247
	Lowe's Cos. Inc.	1.700%	10/15/30	300	241
	Lowe's Cos. Inc.	2.625%	4/1/31	500	428
	Lowe's Cos. Inc.	3.750%	4/1/32	500	464
	Lowe's Cos. Inc.	2.800%	9/15/41	200	145
	Lowe's Cos. Inc.	4.250%	9/15/44	28	23
	Lowe's Cos. Inc.	3.700%	4/15/46	250	201
	Lowe's Cos. Inc.	4.050%	5/3/47	300	251
	Lowe's Cos. Inc.	3.000%	10/15/50	500	349
	Lowe's Cos. Inc.	4.250%	4/1/52	300	260
	Lowe's Cos. Inc.	4.450%	4/1/62	450	385
	Magna International Inc.	3.625%	6/15/24	170	169
	Magna International Inc.	4.150%	10/1/25	100	100
	Magna International Inc.	2.450%	6/15/30	100	85
	Marriott International Inc.	2.125%	10/3/22	200	199
	Marriott International Inc.	3.750%	3/15/25	175	173
	Marriott International Inc.	3.750%	10/1/25	65	64
	Marriott International Inc.	3.125%	6/15/26	1,083	1,030
	Marriott International Inc.	4.000%	4/15/28	50	48
	Marriott International Inc.	4.625%	6/15/30	200	191
	Marriott International Inc.	2.850%	4/15/31	300	249
	Masco Corp.	3.500%	11/15/27	100	95
	Masco Corp.	1.500%	2/15/28	200	168
	Masco Corp.	7.750%	8/1/29	24	28
	Masco Corp.	4.500%	5/15/47	100	85
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	122
	Massachusetts Institute of Technology	2.989%	7/1/50	85	69
	Massachusetts Institute of Technology	3.067%	4/1/52	100	82
	Massachusetts Institute of Technology	5.600%	7/1/11	130	154
	Massachusetts Institute of Technology	4.678%	7/1/14	125	125
	Massachusetts Institute of Technology	3.885%	7/1/16	100	84
	McDonald's Corp.	3.300%	7/1/25	497	493
	McDonald's Corp.	3.700%	1/30/26	300	300
	McDonald's Corp.	3.500%	3/1/27	200	196
	McDonald's Corp.	3.500%	7/1/27	315	309
	McDonald's Corp.	3.800%	4/1/28	350	344
	McDonald's Corp.	2.625%	9/1/29	200	179
	McDonald's Corp.	2.125%	3/1/30	200	171
	McDonald's Corp.	3.600%	7/1/30	200	190
	McDonald's Corp.	4.700%	12/9/35	200	199
	McDonald's Corp.	6.300%	10/15/37	150	172
	McDonald's Corp.	6.300%	3/1/38	100	114
	McDonald's Corp.	5.700%	2/1/39	100	108
	McDonald's Corp.	3.700%	2/15/42	25	21
	McDonald's Corp.	3.625%	5/1/43	100	83
	McDonald's Corp.	4.600%	5/26/45	210	198
	McDonald's Corp.	4.875%	12/9/45	300	294
	McDonald's Corp.	4.450%	3/1/47	250	233
	McDonald's Corp.	4.450%	9/1/48	150	139
	McDonald's Corp.	3.625%	9/1/49	200	164
	McDonald's Corp.	4.200%	4/1/50	200	180
	Mohawk Industries Inc.	3.625%	5/15/30	125	112
	NIKE Inc.	2.400%	3/27/25	225	220
	NIKE Inc.	2.375%	11/1/26	200	190
	NIKE Inc.	2.750%	3/27/27	200	192
	NIKE Inc.	2.850%	3/27/30	200	184
	NIKE Inc.	3.625%	5/1/43	125	110
	NIKE Inc.	3.875%	11/1/45	225	207
	NIKE Inc.	3.375%	3/27/50	300	255
[2]	Northwestern University	4.643%	12/1/44	75	77
[2]	Northwestern University	2.640%	12/1/50	50	36
[2]	Northwestern University	3.662%	12/1/57	75	65
	NVR Inc.	3.000%	5/15/30	200	172
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	314
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	395
	President and Fellows of Harvard College	4.875%	10/15/40	225	241
	President and Fellows of Harvard College	3.150%	7/15/46	100	85
	President and Fellows of Harvard College	3.745%	11/15/52	100	94
	PulteGroup Inc.	5.500%	3/1/26	200	203
	PulteGroup Inc.	6.375%	5/15/33	300	308
	Ralph Lauren Corp.	3.750%	9/15/25	50	50
	Ralph Lauren Corp.	2.950%	6/15/30	200	176
	Rockefeller Foundation	2.492%	10/1/50	250	181
	Ross Stores Inc.	4.600%	4/15/25	200	202
	Ross Stores Inc.	1.875%	4/15/31	200	158
	Sands China Ltd.	3.800%	1/8/26	200	160
	Starbucks Corp.	3.850%	10/1/23	100	101
	Starbucks Corp.	2.450%	6/15/26	200	189
	Starbucks Corp.	3.500%	3/1/28	100	96
	Starbucks Corp.	4.000%	11/15/28	200	195
	Starbucks Corp.	3.550%	8/15/29	200	188
	Starbucks Corp.	2.250%	3/12/30	450	381
	Starbucks Corp.	2.550%	11/15/30	550	469
	Starbucks Corp.	4.300%	6/15/45	50	44
	Starbucks Corp.	3.750%	12/1/47	125	102
	Starbucks Corp.	4.500%	11/15/48	200	182
	Starbucks Corp.	3.350%	3/12/50	100	75
	Starbucks Corp.	3.500%	11/15/50	300	235

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tapestry Inc.	4.125%	7/15/27	23	22
	Tapestry Inc.	3.050%	3/15/32	200	163
	TJX Cos. Inc.	2.250%	9/15/26	350	328
	Toyota Motor Corp.	3.419%	7/20/23	150	151
	Toyota Motor Corp.	2.358%	7/2/24	100	98
	Toyota Motor Corp.	1.339%	3/25/26	500	455
	Toyota Motor Corp.	2.760%	7/2/29	100	91
	Toyota Motor Credit Corp.	0.500%	8/14/23	500	485
	Toyota Motor Credit Corp.	1.350%	8/25/23	200	196
	Toyota Motor Credit Corp.	2.250%	10/18/23	300	296
	Toyota Motor Credit Corp.	2.900%	4/17/24	125	124
	Toyota Motor Credit Corp.	0.500%	6/18/24	200	189
	Toyota Motor Credit Corp.	0.625%	9/13/24	200	188
	Toyota Motor Credit Corp.	1.450%	1/13/25	200	190
	Toyota Motor Credit Corp.	1.800%	2/13/25	250	239
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	124
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	181
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	194
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	73
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	435
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	95
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	178
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	515
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	130
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	376
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	165
	Toyota Motor Credit Corp.	2.400%	1/13/32	60	51
	Tractor Supply Co.	1.750%	11/1/30	200	157
	Trustees of Boston College	3.129%	7/1/52	100	76
[2]	Trustees of Boston University	4.061%	10/1/48	50	47
	Trustees of Princeton University	5.700%	3/1/39	150	176
	Trustees of Princeton University	2.516%	7/1/50	150	112
	Trustees of Princeton University	4.201%	3/1/52	100	102
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	143
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	49
[2]	University of Chicago	2.547%	4/1/50	100	73
	University of Chicago	3.000%	10/1/52	50	39
[2]	University of Chicago	4.003%	10/1/53	100	96
	University of Miami	4.063%	4/1/52	100	90
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	89
	University of Notre Dame du Lac	3.394%	2/15/48	125	110
[2]	University of Southern California	3.028%	10/1/39	100	85
[2]	University of Southern California	3.841%	10/1/47	200	185
	University of Southern California	2.945%	10/1/51	200	156
	University of Southern California	5.250%	10/1/11	100	103
	VF Corp.	2.400%	4/23/25	200	192
	VF Corp.	2.950%	4/23/30	200	175
	Washington University	3.524%	4/15/54	100	87
	Washington University	4.349%	4/15/22	50	43
	Whirlpool Corp.	4.000%	3/1/24	50	50
	Whirlpool Corp.	3.700%	5/1/25	75	75
	Whirlpool Corp.	4.750%	2/26/29	150	150
	Whirlpool Corp.	4.500%	6/1/46	100	85
	Whirlpool Corp.	4.600%	5/15/50	75	64
[2]	William Marsh Rice University	3.574%	5/15/45	150	132
	Yale University	0.873%	4/15/25	100	94
	Yale University	1.482%	4/15/30	100	85
	Yale University	2.402%	4/15/50	100	71
					69,436
Consumer Staples (1.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	112
	Altria Group Inc.	4.000%	1/31/24	250	251
	Altria Group Inc.	2.350%	5/6/25	150	141
	Altria Group Inc.	4.400%	2/14/26	997	976
	Altria Group Inc.	2.625%	9/16/26	75	69
	Altria Group Inc.	4.800%	2/14/29	575	545
	Altria Group Inc.	5.800%	2/14/39	120	109
	Altria Group Inc.	3.400%	2/4/41	500	332
	Altria Group Inc.	4.250%	8/9/42	275	202
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Altria Group Inc.	4.500%	5/2/43	125	93
Altria Group Inc.	5.375%	1/31/44	350	302
Altria Group Inc.	3.875%	9/16/46	425	286
Altria Group Inc.	5.950%	2/14/49	155	136
Altria Group Inc.	3.700%	2/4/51	1,000	643
Altria Group Inc.	6.200%	2/14/59	70	65
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,029
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,147
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,630	1,537
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	96
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	248
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	181
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	444
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	494
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	465	474
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	937
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	252
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	194
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	127
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	310
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	265
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	700	630
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	529
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	613
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	300	270
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	350	316
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	161
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	375	329
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	192
Archer-Daniels-Midland Co.	3.250%	3/27/30	200	188
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	90
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	104
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	45
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	125
Archer-Daniels-Midland Co.	2.700%	9/15/51	200	147
BAT Capital Corp.	3.222%	8/15/24	650	632
BAT Capital Corp.	4.700%	4/2/27	330	323
BAT Capital Corp.	3.557%	8/15/27	875	801
BAT Capital Corp.	2.259%	3/25/28	500	418
BAT Capital Corp.	2.726%	3/25/31	500	394
BAT Capital Corp.	4.390%	8/15/37	525	417
BAT Capital Corp.	4.540%	8/15/47	575	423
BAT Capital Corp.	4.758%	9/6/49	250	188
BAT Capital Corp.	3.984%	9/25/50	300	204
BAT International Finance plc	1.668%	3/25/26	500	443
Brown-Forman Corp.	3.500%	4/15/25	81	81
Brown-Forman Corp.	4.500%	7/15/45	100	92
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	192
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	289
Campbell Soup Co.	3.950%	3/15/25	200	200
Campbell Soup Co.	3.300%	3/19/25	125	123
Campbell Soup Co.	4.150%	3/15/28	175	171
Campbell Soup Co.	2.375%	4/24/30	150	127

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Campbell Soup Co.	4.800%	3/15/48	135	126
Campbell Soup Co.	3.125%	4/24/50	100	71
Church & Dwight Co. Inc.	3.150%	8/1/27	100	96
Church & Dwight Co. Inc.	3.950%	8/1/47	75	66
Clorox Co.	3.100%	10/1/27	50	48
Clorox Co.	3.900%	5/15/28	50	49
Clorox Co.	1.800%	5/15/30	50	41
Coca-Cola Co.	1.750%	9/6/24	100	98
Coca-Cola Co.	3.375%	3/25/27	200	198
Coca-Cola Co.	2.900%	5/25/27	559	545
Coca-Cola Co.	1.000%	3/15/28	500	431
Coca-Cola Co.	2.125%	9/6/29	125	112
Coca-Cola Co.	3.450%	3/25/30	250	242
Coca-Cola Co.	1.375%	3/15/31	500	407
Coca-Cola Co.	4.125%	3/25/40	100	95
Coca-Cola Co.	2.500%	6/1/40	200	157
Coca-Cola Co.	2.875%	5/5/41	500	412
Coca-Cola Co.	4.200%	3/25/50	175	171
Coca-Cola Co.	2.600%	6/1/50	300	224
Coca-Cola Co.	2.750%	6/1/60	325	234
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	124
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	180
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	150
Colgate-Palmolive Co.	3.250%	3/15/24	100	100
Colgate-Palmolive Co.	4.000%	8/15/45	150	139
Conagra Brands Inc.	3.250%	9/15/22	75	75
Conagra Brands Inc.	0.500%	8/11/23	200	193
Conagra Brands Inc.	4.300%	5/1/24	200	201
Conagra Brands Inc.	4.600%	11/1/25	150	151
Conagra Brands Inc.	7.000%	10/1/28	75	81
Conagra Brands Inc.	8.250%	9/15/30	50	58
Conagra Brands Inc.	5.300%	11/1/38	100	94
Constellation Brands Inc.	4.750%	11/15/24	175	177
Constellation Brands Inc.	4.400%	11/15/25	100	100
Constellation Brands Inc.	3.700%	12/6/26	425	414
Constellation Brands Inc.	3.500%	5/9/27	150	144
Constellation Brands Inc.	3.600%	2/15/28	175	166
Constellation Brands Inc.	4.650%	11/15/28	75	74
Constellation Brands Inc.	3.150%	8/1/29	225	203
Constellation Brands Inc.	2.875%	5/1/30	356	309
Constellation Brands Inc.	2.250%	8/1/31	200	162
Constellation Brands Inc.	4.100%	2/15/48	100	85
Constellation Brands Inc.	5.250%	11/15/48	225	222
Constellation Brands Inc.	3.750%	5/1/50	125	100
Costco Wholesale Corp.	2.750%	5/18/24	275	273
Costco Wholesale Corp.	3.000%	5/18/27	100	97
Costco Wholesale Corp.	1.375%	6/20/27	250	224
Costco Wholesale Corp.	1.600%	4/20/30	1,900	1,603
Costco Wholesale Corp.	1.750%	4/20/32	200	165
Delhaize America LLC	9.000%	4/15/31	100	130
Diageo Capital plc	2.125%	10/24/24	200	193
Diageo Capital plc	1.375%	9/29/25	200	187
Diageo Capital plc	2.375%	10/24/29	200	177
Diageo Capital plc	2.000%	4/29/30	200	171
Diageo Capital plc	2.125%	4/29/32	200	167
Diageo Capital plc	5.875%	9/30/36	50	56
Diageo Capital plc	3.875%	4/29/43	250	223
Dollar General Corp.	4.150%	11/1/25	105	105
Dollar General Corp.	3.875%	4/15/27	150	147
Dollar General Corp.	4.125%	5/1/28	150	146
Dollar General Corp.	3.500%	4/3/30	100	92
Dollar General Corp.	4.125%	4/3/50	200	168
Dollar Tree Inc.	4.000%	5/15/25	200	199
Dollar Tree Inc.	4.200%	5/15/28	300	291
Estee Lauder Cos. Inc.	3.150%	3/15/27	367	357
Estee Lauder Cos. Inc.	2.375%	12/1/29	125	111
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	86
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	94
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	93
Estee Lauder Cos. Inc.	3.125%	12/1/49	125	99
Flowers Foods Inc.	3.500%	10/1/26	75	72
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	90
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	600	464
	General Mills Inc.	3.650%	2/15/24	100	101
	General Mills Inc.	4.200%	4/17/28	225	223
	General Mills Inc.	2.875%	4/15/30	150	132
	General Mills Inc.	2.250%	10/14/31	250	205
[5]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	250	239
[5]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	250	234
[5]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	1,000	923
	Hershey Co.	2.625%	5/1/23	100	100
	Hershey Co.	2.050%	11/15/24	55	53
	Hershey Co.	3.200%	8/21/25	65	64
	Hershey Co.	2.300%	8/15/26	100	95
	Hershey Co.	2.450%	11/15/29	130	116
	Hershey Co.	3.125%	11/15/49	150	118
	Hormel Foods Corp.	1.800%	6/11/30	200	168
	Hormel Foods Corp.	3.050%	6/3/51	200	153
	Ingredion Inc.	3.200%	10/1/26	100	96
	Ingredion Inc.	2.900%	6/1/30	175	152
	J M Smucker Co.	3.500%	3/15/25	175	173
	J M Smucker Co.	3.375%	12/15/27	150	143
	J M Smucker Co.	2.375%	3/15/30	100	85
	J M Smucker Co.	2.125%	3/15/32	100	80
	J M Smucker Co.	4.250%	3/15/35	100	92
	J M Smucker Co.	4.375%	3/15/45	125	109
	Kellogg Co.	2.650%	12/1/23	126	125
	Kellogg Co.	3.250%	4/1/26	125	121
	Kellogg Co.	3.400%	11/15/27	125	119
	Kellogg Co.	4.300%	5/15/28	100	100
	Kellogg Co.	7.450%	4/1/31	125	144
	Keurig Dr Pepper Inc.	3.130%	12/15/23	100	100
	Keurig Dr Pepper Inc.	4.417%	5/25/25	66	67
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	98
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	70
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	96
	Keurig Dr Pepper Inc.	3.950%	4/15/29	250	239
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	134
	Keurig Dr Pepper Inc.	2.250%	3/15/31	250	205
	Keurig Dr Pepper Inc.	4.050%	4/15/32	250	234
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	177
	Keurig Dr Pepper Inc.	4.420%	12/15/46	125	111
	Keurig Dr Pepper Inc.	3.800%	5/1/50	150	119
	Keurig Dr Pepper Inc.	4.500%	4/15/52	250	220
	Kimberly-Clark Corp.	3.050%	8/15/25	50	49
	Kimberly-Clark Corp.	2.750%	2/15/26	100	97
	Kimberly-Clark Corp.	1.050%	9/15/27	500	436
	Kimberly-Clark Corp.	3.950%	11/1/28	50	50
	Kimberly-Clark Corp.	3.200%	4/25/29	150	143
	Kimberly-Clark Corp.	3.100%	3/26/30	155	145
	Kimberly-Clark Corp.	2.000%	11/2/31	250	210
	Kimberly-Clark Corp.	6.625%	8/1/37	250	304
	Kimberly-Clark Corp.	5.300%	3/1/41	25	26
	Kimberly-Clark Corp.	3.200%	7/30/46	175	140
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	39
	Kraft Heinz Foods Co.	3.000%	6/1/26	350	331
	Kraft Heinz Foods Co.	3.750%	4/1/30	200	185
	Kraft Heinz Foods Co.	4.250%	3/1/31	200	190
	Kraft Heinz Foods Co.	6.875%	1/26/39	100	110
	Kraft Heinz Foods Co.	6.500%	2/9/40	250	267
	Kraft Heinz Foods Co.	5.200%	7/15/45	800	742
	Kraft Heinz Foods Co.	4.375%	6/1/46	450	375
	Kraft Heinz Foods Co.	4.875%	10/1/49	350	310
	Kraft Heinz Foods Co.	5.500%	6/1/50	250	240
	Kroger Co.	4.000%	2/1/24	100	101
	Kroger Co.	3.500%	2/1/26	160	158
	Kroger Co.	2.650%	10/15/26	140	131
	Kroger Co.	3.700%	8/1/27	100	97

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kroger Co.	7.700%	6/1/29	50	59
Kroger Co.	8.000%	9/15/29	125	149
Kroger Co.	2.200%	5/1/30	100	84
Kroger Co.	1.700%	1/15/31	250	199
Kroger Co.	7.500%	4/1/31	100	119
Kroger Co.	5.400%	7/15/40	50	50
Kroger Co.	5.000%	4/15/42	125	121
Kroger Co.	5.150%	8/1/43	100	98
Kroger Co.	4.450%	2/1/47	250	227
Kroger Co.	4.650%	1/15/48	225	209
Kroger Co.	3.950%	1/15/50	175	148
McCormick & Co. Inc.	3.150%	8/15/24	150	147
McCormick & Co. Inc.	3.400%	8/15/27	150	143
McCormick & Co. Inc.	2.500%	4/15/30	250	214
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	357
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	111
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	145
Molson Coors Beverage Co.	3.000%	7/15/26	375	353
Molson Coors Beverage Co.	5.000%	5/1/42	200	183
Molson Coors Beverage Co.	4.200%	7/15/46	375	307
Mondelez International Inc.	1.500%	5/4/25	100	93
Mondelez International Inc.	2.625%	3/17/27	200	187
Mondelez International Inc.	2.750%	4/13/30	115	101
Mondelez International Inc.	1.875%	10/15/32	500	389
Mondelez International Inc.	2.625%	9/4/50	250	170
PepsiCo Inc.	3.600%	3/1/24	700	704
PepsiCo Inc.	2.250%	3/19/25	265	258
PepsiCo Inc.	2.750%	4/30/25	200	197
PepsiCo Inc.	3.500%	7/17/25	452	454
PepsiCo Inc.	2.375%	10/6/26	225	216
PepsiCo Inc.	2.625%	3/19/27	100	96
PepsiCo Inc.	3.000%	10/15/27	325	317
PepsiCo Inc.	2.625%	7/29/29	200	185
PepsiCo Inc.	2.750%	3/19/30	345	318
PepsiCo Inc.	1.625%	5/1/30	200	170
PepsiCo Inc.	1.400%	2/25/31	200	164
PepsiCo Inc.	3.500%	3/19/40	175	156
PepsiCo Inc.	2.625%	10/21/41	200	157
PepsiCo Inc.	3.600%	8/13/42	100	89
PepsiCo Inc.	4.450%	4/14/46	300	303
PepsiCo Inc.	3.450%	10/6/46	300	258
PepsiCo Inc.	4.000%	5/2/47	100	95
PepsiCo Inc.	3.375%	7/29/49	240	205
PepsiCo Inc.	2.875%	10/15/49	325	258
PepsiCo Inc.	3.875%	3/19/60	150	140
Philip Morris International Inc.	3.600%	11/15/23	500	502
Philip Morris International Inc.	2.875%	5/1/24	220	217
Philip Morris International Inc.	3.250%	11/10/24	250	247
Philip Morris International Inc.	3.375%	8/11/25	150	148
Philip Morris International Inc.	2.750%	2/25/26	305	291
Philip Morris International Inc.	3.125%	3/2/28	100	91
Philip Morris International Inc.	3.375%	8/15/29	250	225
Philip Morris International Inc.	2.100%	5/1/30	150	123
Philip Morris International Inc.	1.750%	11/1/30	500	388
Philip Morris International Inc.	6.375%	5/16/38	200	210
Philip Morris International Inc.	4.375%	11/15/41	500	417
Philip Morris International Inc.	4.500%	3/20/42	125	107
Philip Morris International Inc.	3.875%	8/21/42	25	20
Procter & Gamble Co.	0.550%	10/29/25	300	276
Procter & Gamble Co.	2.800%	3/25/27	500	484
Procter & Gamble Co.	3.000%	3/25/30	500	472
Procter & Gamble Co.	1.200%	10/29/30	300	245
Procter & Gamble Co.	5.550%	3/5/37	150	173
Procter & Gamble Co.	3.550%	3/25/40	188	171
Procter & Gamble Co.	3.500%	10/25/47	169	150
Procter & Gamble Co.	3.600%	3/25/50	173	158
Reynolds American Inc.	4.450%	6/12/25	525	523
Reynolds American Inc.	5.700%	8/15/35	175	163
Reynolds American Inc.	7.250%	6/15/37	100	104
Reynolds American Inc.	6.150%	9/15/43	75	68
Reynolds American Inc.	5.850%	8/15/45	450	379
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sysco Corp.	3.750%	10/1/25	75	75
Sysco Corp.	3.300%	7/15/26	250	242
Sysco Corp.	3.250%	7/15/27	175	167
Sysco Corp.	2.400%	2/15/30	100	85
Sysco Corp.	5.950%	4/1/30	166	177
Sysco Corp.	6.600%	4/1/40	175	200
Sysco Corp.	4.850%	10/1/45	50	46
Sysco Corp.	4.500%	4/1/46	200	178
Sysco Corp.	4.450%	3/15/48	100	87
Sysco Corp.	6.600%	4/1/50	250	288
Sysco Corp.	3.150%	12/14/51	250	179
Target Corp.	3.500%	7/1/24	325	326
Target Corp.	2.250%	4/15/25	200	193
Target Corp.	2.500%	4/15/26	175	168
Target Corp.	1.950%	1/15/27	100	93
Target Corp.	3.375%	4/15/29	200	192
Target Corp.	2.650%	9/15/30	250	224
Target Corp.	6.500%	10/15/37	103	122
Target Corp.	7.000%	1/15/38	125	155
Target Corp.	3.900%	11/15/47	300	269
Target Corp.	2.950%	1/15/52	200	151
Tyson Foods Inc.	3.950%	8/15/24	600	598
Tyson Foods Inc.	4.000%	3/1/26	100	99
Tyson Foods Inc.	3.550%	6/2/27	275	264
Tyson Foods Inc.	4.350%	3/1/29	280	277
Tyson Foods Inc.	4.875%	8/15/34	100	101
Tyson Foods Inc.	5.150%	8/15/44	200	198
Tyson Foods Inc.	5.100%	9/28/48	275	277
Unilever Capital Corp.	3.250%	3/7/24	250	250
Unilever Capital Corp.	2.600%	5/5/24	450	443
Unilever Capital Corp.	3.375%	3/22/25	100	100
Unilever Capital Corp.	3.100%	7/30/25	225	222
Unilever Capital Corp.	2.000%	7/28/26	125	118
Unilever Capital Corp.	1.375%	9/14/30	300	244
Unilever Capital Corp.	1.750%	8/12/31	500	412
Unilever Capital Corp.	5.900%	11/15/32	200	228
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	373
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	316
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	242
Walmart Inc.	3.300%	4/22/24	250	251
Walmart Inc.	2.850%	7/8/24	275	274
Walmart Inc.	2.650%	12/15/24	200	198
Walmart Inc.	3.550%	6/26/25	309	312
Walmart Inc.	3.050%	7/8/26	250	248
Walmart Inc.	1.050%	9/17/26	100	91
Walmart Inc.	3.700%	6/26/28	450	448
Walmart Inc.	3.250%	7/8/29	300	289
Walmart Inc.	2.375%	9/24/29	175	159
Walmart Inc.	1.800%	9/22/31	100	85
Walmart Inc.	5.250%	9/1/35	192	214
Walmart Inc.	6.200%	4/15/38	315	384
Walmart Inc.	3.950%	6/28/38	275	266
Walmart Inc.	5.000%	10/25/40	100	107
Walmart Inc.	4.000%	4/11/43	274	259
Walmart Inc.	3.625%	12/15/47	265	235
Walmart Inc.	4.050%	6/29/48	375	365
Walmart Inc.	2.650%	9/22/51	200	151
				74,438
Energy (2.0%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	5.125%	9/15/40	175	171
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	1.231%	12/15/23	200	194
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	184
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	189
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	226
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	200	198

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	232
	Boardwalk Pipelines LP	4.950%	12/15/24	150	151
	Boardwalk Pipelines LP	5.950%	6/1/26	200	207
	Boardwalk Pipelines LP	4.450%	7/15/27	100	97
	BP Capital Markets America Inc.	3.194%	4/6/25	230	227
	BP Capital Markets America Inc.	3.410%	2/11/26	100	98
	BP Capital Markets America Inc.	3.119%	5/4/26	550	532
	BP Capital Markets America Inc.	3.017%	1/16/27	400	382
	BP Capital Markets America Inc.	4.234%	11/6/28	225	224
	BP Capital Markets America Inc.	3.633%	4/6/30	350	331
	BP Capital Markets America Inc.	2.721%	1/12/32	200	172
	BP Capital Markets America Inc.	3.060%	6/17/41	300	234
	BP Capital Markets America Inc.	3.000%	2/24/50	450	327
	BP Capital Markets America Inc.	2.772%	11/10/50	300	209
	BP Capital Markets America Inc.	2.939%	6/4/51	500	357
	BP Capital Markets America Inc.	3.001%	3/17/52	300	217
	BP Capital Markets America Inc.	3.379%	2/8/61	400	296
	BP Capital Markets plc	3.279%	9/19/27	200	192
	Burlington Resources LLC	7.400%	12/1/31	175	211
	Canadian Natural Resources Ltd.	3.850%	6/1/27	500	480
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	88
	Canadian Natural Resources Ltd.	7.200%	1/15/32	150	170
	Canadian Natural Resources Ltd.	6.450%	6/30/33	125	135
	Canadian Natural Resources Ltd.	5.850%	2/1/35	100	102
	Canadian Natural Resources Ltd.	6.500%	2/15/37	150	160
	Canadian Natural Resources Ltd.	6.250%	3/15/38	300	318
	Canadian Natural Resources Ltd.	4.950%	6/1/47	140	133
	Cenovus Energy Inc.	5.375%	7/15/25	277	285
	Cenovus Energy Inc.	4.250%	4/15/27	200	196
	Cenovus Energy Inc.	4.400%	4/15/29	250	241
	Cenovus Energy Inc.	2.650%	1/15/32	100	83
	Cenovus Energy Inc.	5.250%	6/15/37	200	195
	Cenovus Energy Inc.	6.800%	9/15/37	50	55
	Cenovus Energy Inc.	6.750%	11/15/39	300	319
	Cenovus Energy Inc.	5.400%	6/15/47	200	193
	Cenovus Energy Inc.	3.750%	2/15/52	150	114
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	200	207
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	230
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	527
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	275
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	78
	Chevron Corp.	1.554%	5/11/25	300	284
	Chevron Corp.	2.236%	5/11/30	500	440
	Chevron USA Inc.	1.018%	8/12/27	500	436
	Chevron USA Inc.	3.850%	1/15/28	100	99
	Chevron USA Inc.	3.250%	10/15/29	200	189
	Chevron USA Inc.	5.250%	11/15/43	175	186
	Chevron USA Inc.	2.343%	8/12/50	200	138
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	400	352
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	147
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	204
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	211
	CNOOC Petroleum North America ULC	6.400%	5/15/37	300	334
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	303
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	103
	ConocoPhillips	4.300%	8/15/28	50	51
	ConocoPhillips	2.400%	2/15/31	300	257
	ConocoPhillips	5.900%	10/15/32	450	495
	ConocoPhillips	5.900%	5/15/38	450	498
	ConocoPhillips	6.500%	2/1/39	100	117
	ConocoPhillips	4.875%	10/1/47	100	99
	ConocoPhillips Co.	6.950%	4/15/29	262	300
[5]	ConocoPhillips Co.	3.758%	3/15/42	88	77
	ConocoPhillips Co.	4.300%	11/15/44	275	253
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	ConocoPhillips Co.	4.025%	3/15/62	300	256
	Continental Resources Inc.	4.375%	1/15/28	200	188
	Continental Resources Inc.	4.900%	6/1/44	50	39
[5]	Coterra Energy Inc.	4.375%	6/1/24	200	200
[5]	Coterra Energy Inc.	3.900%	5/15/27	200	192
	Devon Energy Corp.	5.250%	9/15/24	200	204
	Devon Energy Corp.	5.850%	12/15/25	100	104
	Devon Energy Corp.	5.250%	10/15/27	100	101
	Devon Energy Corp.	5.875%	6/15/28	130	132
	Devon Energy Corp.	4.500%	1/15/30	130	123
	Devon Energy Corp.	7.875%	9/30/31	160	187
	Devon Energy Corp.	7.950%	4/15/32	163	192
	Devon Energy Corp.	5.000%	6/15/45	150	139
	Diamondback Energy Inc.	3.250%	12/1/26	100	98
	Diamondback Energy Inc.	3.500%	12/1/29	200	183
	Diamondback Energy Inc.	3.125%	3/24/31	200	174
	Diamondback Energy Inc.	4.400%	3/24/51	200	171
	Diamondback Energy Inc.	4.250%	3/15/52	200	166
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	66
[5]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	91
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	200	184
	Enable Midstream Partners LP	3.900%	5/15/24	150	148
	Enable Midstream Partners LP	4.400%	3/15/27	150	145
	Enable Midstream Partners LP	4.950%	5/15/28	200	196
	Enable Midstream Partners LP	4.150%	9/15/29	200	182
	Enable Midstream Partners LP	5.000%	5/15/44	100	84
	Enbridge Energy Partners LP	5.875%	10/15/25	150	157
	Enbridge Energy Partners LP	7.500%	4/15/38	150	177
	Enbridge Energy Partners LP	5.500%	9/15/40	125	125
	Enbridge Energy Partners LP	7.375%	10/15/45	125	150
	Enbridge Inc.	0.550%	10/4/23	200	193
	Enbridge Inc.	2.500%	1/15/25	100	96
	Enbridge Inc.	1.600%	10/4/26	200	178
	Enbridge Inc.	3.700%	7/15/27	150	144
	Enbridge Inc.	3.125%	11/15/29	200	181
	Enbridge Inc.	2.500%	8/1/33	200	162
	Enbridge Inc.	4.500%	6/10/44	100	87
	Enbridge Inc.	4.000%	11/15/49	100	84
	Enbridge Inc.	3.400%	8/1/51	400	302
	Energy Transfer LP	4.050%	3/15/25	1,000	985
	Energy Transfer LP	4.750%	1/15/26	500	499
	Energy Transfer LP	5.500%	6/1/27	300	304
	Energy Transfer LP	5.250%	4/15/29	425	421
	Energy Transfer LP	3.750%	5/15/30	450	405
	Energy Transfer LP	4.950%	1/15/43	175	145
	Energy Transfer LP	5.300%	4/1/44	300	260
	Energy Transfer LP	5.300%	4/15/47	200	173
	Energy Transfer LP	5.400%	10/1/47	275	242
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	100	100
	Energy Transfer Operating LP	6.625%	10/15/36	150	151
	Energy Transfer Operating LP	5.800%	6/15/38	150	141
	Energy Transfer Operating LP	6.050%	6/1/41	100	97
	Energy Transfer Operating LP	6.500%	2/1/42	275	276
	Energy Transfer Operating LP	5.150%	3/15/45	150	128
	Energy Transfer Operating LP	6.125%	12/15/45	200	192
	Energy Transfer Operating LP	6.000%	6/15/48	300	282
	Energy Transfer Operating LP	6.250%	4/15/49	320	310
	Energy Transfer Operating LP	5.000%	5/15/50	500	425
	Enterprise Products Operating LLC	3.900%	2/15/24	175	175
	Enterprise Products Operating LLC	3.750%	2/15/25	150	149
	Enterprise Products Operating LLC	3.700%	2/15/26	150	148
	Enterprise Products Operating LLC	3.950%	2/15/27	100	99
	Enterprise Products Operating LLC	3.125%	7/31/29	400	360
	Enterprise Products Operating LLC	2.800%	1/31/30	300	263
	Enterprise Products Operating LLC	6.875%	3/1/33	175	201
	Enterprise Products Operating LLC	7.550%	4/15/38	150	178
	Enterprise Products Operating LLC	6.125%	10/15/39	300	318
	Enterprise Products Operating LLC	5.950%	2/1/41	175	183

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	4.450%	2/15/43	300	262
	Enterprise Products Operating LLC	4.850%	3/15/44	520	472
	Enterprise Products Operating LLC	4.900%	5/15/46	425	391
	Enterprise Products Operating LLC	4.250%	2/15/48	300	253
	Enterprise Products Operating LLC	4.200%	1/31/50	350	292
	Enterprise Products Operating LLC	3.200%	2/15/52	300	215
	Enterprise Products Operating LLC	3.300%	2/15/53	200	146
	Enterprise Products Operating LLC	3.950%	1/31/60	200	158
	Enterprise Products Operating LLC	5.250%	8/16/77	100	84
	Enterprise Products Operating LLC	5.375%	2/15/78	200	159
	EOG Resources Inc.	4.150%	1/15/26	150	151
	EOG Resources Inc.	4.375%	4/15/30	200	201
	EOG Resources Inc.	4.950%	4/15/50	200	207
	EQT Corp.	6.625%	2/1/25	100	103
[5]	EQT Corp.	3.125%	5/15/26	150	141
	EQT Corp.	3.900%	10/1/27	100	93
	EQT Corp.	5.000%	1/15/29	200	194
	EQT Corp.	7.500%	2/1/30	200	215
	Equinor ASA	2.650%	1/15/24	375	371
	Equinor ASA	3.700%	3/1/24	150	151
	Equinor ASA	3.250%	11/10/24	150	149
	Equinor ASA	1.750%	1/22/26	479	447
	Equinor ASA	7.250%	9/23/27	250	286
	Equinor ASA	3.625%	9/10/28	175	171
	Equinor ASA	2.375%	5/22/30	400	351
	Equinor ASA	5.100%	8/17/40	125	131
	Equinor ASA	4.250%	11/23/41	175	165
	Equinor ASA	3.950%	5/15/43	125	112
	Equinor ASA	4.800%	11/8/43	175	175
	Equinor ASA	3.250%	11/18/49	225	179
	Equinor ASA	3.700%	4/6/50	405	349
	Exxon Mobil Corp.	2.992%	3/19/25	950	936
	Exxon Mobil Corp.	3.043%	3/1/26	300	294
	Exxon Mobil Corp.	2.275%	8/16/26	600	570
	Exxon Mobil Corp.	2.440%	8/16/29	250	225
	Exxon Mobil Corp.	3.482%	3/19/30	375	359
	Exxon Mobil Corp.	2.610%	10/15/30	650	584
	Exxon Mobil Corp.	2.995%	8/16/39	300	245
	Exxon Mobil Corp.	4.227%	3/19/40	400	378
	Exxon Mobil Corp.	3.567%	3/6/45	235	199
	Exxon Mobil Corp.	4.114%	3/1/46	400	366
	Exxon Mobil Corp.	4.327%	3/19/50	825	779
	Exxon Mobil Corp.	3.452%	4/15/51	600	493
	Halliburton Co.	3.500%	8/1/23	112	112
	Halliburton Co.	3.800%	11/15/25	8	8
	Halliburton Co.	2.920%	3/1/30	200	177
	Halliburton Co.	4.850%	11/15/35	200	192
	Halliburton Co.	6.700%	9/15/38	345	379
	Halliburton Co.	4.500%	11/15/41	100	87
	Halliburton Co.	4.750%	8/1/43	150	133
	Halliburton Co.	5.000%	11/15/45	500	459
	Helmerich & Payne Inc.	2.900%	9/29/31	100	86
	Hess Corp.	3.500%	7/15/24	100	98
	Hess Corp.	4.300%	4/1/27	250	244
	Hess Corp.	7.125%	3/15/33	100	111
	Hess Corp.	5.600%	2/15/41	550	536
[5]	HF Sinclair Corp.	5.875%	4/1/26	200	202
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	249
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	500	501
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	51
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	265
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	54
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	205
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	260
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	47
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	402
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	66
	Kinder Morgan Inc.	4.300%	6/1/25	300	299
	Kinder Morgan Inc.	1.750%	11/15/26	200	177
	Kinder Morgan Inc.	4.300%	3/1/28	500	487
	Kinder Morgan Inc.	7.800%	8/1/31	290	337
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Inc.	7.750%	1/15/32	265	309
	Kinder Morgan Inc.	5.300%	12/1/34	175	170
	Kinder Morgan Inc.	5.550%	6/1/45	200	189
	Kinder Morgan Inc.	5.050%	2/15/46	350	313
	Kinder Morgan Inc.	3.600%	2/15/51	200	147
	Magellan Midstream Partners LP	3.250%	6/1/30	200	177
	Magellan Midstream Partners LP	5.150%	10/15/43	125	116
	Magellan Midstream Partners LP	4.250%	9/15/46	200	169
	Magellan Midstream Partners LP	4.200%	10/3/47	150	124
	Magellan Midstream Partners LP	4.850%	2/1/49	100	90
	Marathon Oil Corp.	4.400%	7/15/27	200	195
	Marathon Oil Corp.	6.800%	3/15/32	400	434
	Marathon Oil Corp.	5.200%	6/1/45	100	92
	Marathon Petroleum Corp.	4.700%	5/1/25	300	304
	Marathon Petroleum Corp.	5.125%	12/15/26	200	205
	Marathon Petroleum Corp.	6.500%	3/1/41	300	326
	Marathon Petroleum Corp.	4.500%	4/1/48	360	304
	MPLX LP	4.500%	7/15/23	200	200
	MPLX LP	4.875%	12/1/24	400	403
	MPLX LP	4.875%	6/1/25	283	285
	MPLX LP	4.125%	3/1/27	300	290
	MPLX LP	4.250%	12/1/27	400	385
	MPLX LP	4.000%	3/15/28	400	379
	MPLX LP	2.650%	8/15/30	500	417
	MPLX LP	4.500%	4/15/38	400	351
	MPLX LP	5.500%	2/15/49	455	423
	Newfield Exploration Co.	5.375%	1/1/26	100	101
	NOV Inc.	3.600%	12/1/29	200	179
	NOV Inc.	3.950%	12/1/42	125	92
	ONEOK Inc.	7.500%	9/1/23	100	103
	ONEOK Inc.	2.750%	9/1/24	100	97
	ONEOK Inc.	2.200%	9/15/25	425	396
	ONEOK Inc.	4.550%	7/15/28	200	193
	ONEOK Inc.	4.350%	3/15/29	100	94
	ONEOK Inc.	3.400%	9/1/29	245	216
	ONEOK Inc.	3.100%	3/15/30	200	172
	ONEOK Inc.	4.950%	7/13/47	200	170
	ONEOK Inc.	4.450%	9/1/49	150	120
	ONEOK Inc.	4.500%	3/15/50	100	80
	ONEOK Partners LP	6.650%	10/1/36	300	305
	ONEOK Partners LP	6.125%	2/1/41	150	143
	Ovintiv Inc.	7.375%	11/1/31	50	55
	Ovintiv Inc.	6.500%	8/15/34	150	156
	Ovintiv Inc.	6.625%	8/15/37	200	209
	Ovintiv Inc.	6.500%	2/1/38	100	104
[2]	Petroleos Mexicanos	2.378%	4/15/25	15	14
	Phillips 66	3.850%	4/9/25	300	298
	Phillips 66	2.150%	12/15/30	400	327
	Phillips 66	4.650%	11/15/34	500	485
	Phillips 66	4.875%	11/15/44	500	484
	Phillips 66	3.300%	3/15/52	200	149
[5]	Phillips 66 Co.	2.450%	12/15/24	50	48
[5]	Phillips 66 Co.	3.605%	2/15/25	250	247
[5]	Phillips 66 Co.	3.750%	3/1/28	50	48
[5]	Phillips 66 Co.	3.150%	12/15/29	100	90
[5]	Phillips 66 Co.	4.680%	2/15/45	245	226
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	245
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	165
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	600	588
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	98
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	243
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	177
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	100
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	158
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	400	408
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	409

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	465
Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	251
Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	289
Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	288
Schlumberger Investment SA	3.650%	12/1/23	325	326
Schlumberger Investment SA	2.650%	6/26/30	300	264
Shell International Finance BV	0.375%	9/15/23	500	484
Shell International Finance BV	3.250%	5/11/25	200	198
Shell International Finance BV	2.875%	5/10/26	500	484
Shell International Finance BV	2.500%	9/12/26	900	855
Shell International Finance BV	3.875%	11/13/28	100	99
Shell International Finance BV	2.375%	11/7/29	550	486
Shell International Finance BV	2.750%	4/6/30	500	451
Shell International Finance BV	4.125%	5/11/35	300	286
Shell International Finance BV	6.375%	12/15/38	475	553
Shell International Finance BV	5.500%	3/25/40	175	188
Shell International Finance BV	2.875%	11/26/41	200	155
Shell International Finance BV	4.550%	8/12/43	300	285
Shell International Finance BV	4.375%	5/11/45	430	400
Shell International Finance BV	4.000%	5/10/46	700	620
Shell International Finance BV	3.125%	11/7/49	500	385
Shell International Finance BV	3.000%	11/26/51	200	149
Spectra Energy Partners LP	4.750%	3/15/24	500	504
Spectra Energy Partners LP	3.500%	3/15/25	138	135
Spectra Energy Partners LP	3.375%	10/15/26	205	195
Spectra Energy Partners LP	4.500%	3/15/45	325	283
Suncor Energy Inc.	5.950%	12/1/34	125	131
Suncor Energy Inc.	6.800%	5/15/38	225	252
Suncor Energy Inc.	6.500%	6/15/38	400	440
Suncor Energy Inc.	4.000%	11/15/47	200	171
Suncor Energy Inc.	3.750%	3/4/51	200	162
Targa Resources Corp.	4.200%	2/1/33	200	181
Targa Resources Corp.	4.950%	4/15/52	200	172
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	102
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	96
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	102
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	190
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	182
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	172
TC PipeLines LP	3.900%	5/25/27	50	49
Total Capital International SA	2.986%	6/29/41	200	158
Total Capital International SA	3.461%	7/12/49	200	161
Total Capital International SA	3.127%	5/29/50	400	306
Total Capital International SA	3.386%	6/29/60	200	153
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	125	124
TotalEnergies Capital International SA	3.700%	1/15/24	525	527
TotalEnergies Capital International SA	2.434%	1/10/25	175	170
TotalEnergies Capital International SA	3.455%	2/19/29	325	310
TotalEnergies Capital International SA	2.829%	1/10/30	300	272
TransCanada PipeLines Ltd.	1.000%	10/12/24	200	187
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	243
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	382
TransCanada PipeLines Ltd.	2.500%	10/12/31	200	166
TransCanada PipeLines Ltd.	4.625%	3/1/34	400	384
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	154
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	314
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	285
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	216
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	288
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	97
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	180
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	91
Valero Energy Corp.	4.350%	6/1/28	200	195
Valero Energy Corp.	2.800%	12/1/31	200	168
Valero Energy Corp.	7.500%	4/15/32	400	461
Valero Energy Corp.	6.625%	6/15/37	300	326
Valero Energy Corp.	4.900%	3/15/45	150	137
Valero Energy Corp.	3.650%	12/1/51	200	150
Valero Energy Partners LP	4.500%	3/15/28	75	74
Williams Cos. Inc.	4.550%	6/24/24	400	404
Williams Cos. Inc.	3.900%	1/15/25	681	673
Williams Cos. Inc.	3.750%	6/15/27	300	287
Williams Cos. Inc.	3.500%	11/15/30	300	270
Williams Cos. Inc.	2.600%	3/15/31	200	168
Williams Cos. Inc.	6.300%	4/15/40	100	106
Williams Cos. Inc.	5.800%	11/15/43	100	100
Williams Cos. Inc.	5.400%	3/4/44	400	381
Williams Cos. Inc.	5.750%	6/24/44	100	100
Williams Cos. Inc.	5.100%	9/15/45	200	186
Williams Cos. Inc.	4.850%	3/1/48	150	136
Williams Cos. Inc.	3.500%	10/15/51	200	149
				83,940
Financials (7.7%)
ACE Capital Trust II	9.700%	4/1/30	50	64
Aegon NV	5.500%	4/11/48	200	192
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	150	150
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	350	334
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	500	462
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	256
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	121
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	750	653
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	272
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	471
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	270
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	631
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	750	598
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	394
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	216
Affiliated Managers Group Inc.	4.250%	2/15/24	100	101
Affiliated Managers Group Inc.	3.500%	8/1/25	125	123
Affiliated Managers Group Inc.	3.300%	6/15/30	300	270
Aflac Inc.	3.625%	11/15/24	125	125
Aflac Inc.	3.250%	3/17/25	125	123
Aflac Inc.	2.875%	10/15/26	75	72
Aflac Inc.	3.600%	4/1/30	225	213
Aflac Inc.	4.000%	10/15/46	50	43
Aflac Inc.	4.750%	1/15/49	235	226
Air Lease Corp.	3.875%	7/3/23	100	100
Air Lease Corp.	4.250%	2/1/24	200	198
Air Lease Corp.	4.250%	9/15/24	75	74
Air Lease Corp.	2.300%	2/1/25	200	187
Air Lease Corp.	3.250%	3/1/25	150	143
Air Lease Corp.	3.375%	7/1/25	250	236
Air Lease Corp.	2.200%	1/15/27	200	174
Air Lease Corp.	3.625%	4/1/27	75	69

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Air Lease Corp.	3.625%	12/1/27	200	178
Air Lease Corp.	2.100%	9/1/28	500	405
Air Lease Corp.	4.625%	10/1/28	100	92
Air Lease Corp.	3.250%	10/1/29	100	83
Air Lease Corp.	3.000%	2/1/30	225	183
Air Lease Corp.	3.125%	12/1/30	750	611
Air Lease Corp.	2.875%	1/15/32	200	156
Aircastle Ltd.	4.400%	9/25/23	125	124
Aircastle Ltd.	4.125%	5/1/24	400	389
Aircastle Ltd.	4.250%	6/15/26	100	92
Alleghany Corp.	3.625%	5/15/30	100	94
Alleghany Corp.	4.900%	9/15/44	100	95
Alleghany Corp.	3.250%	8/15/51	250	184
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	73
Allstate Corp.	1.450%	12/15/30	500	397
Allstate Corp.	5.550%	5/9/35	75	81
Allstate Corp.	4.500%	6/15/43	125	117
Allstate Corp.	4.200%	12/15/46	200	182
Allstate Corp.	3.850%	8/10/49	100	86
Allstate Corp.	5.750%	8/15/53	75	67
Allstate Corp.	6.500%	5/15/67	100	102
Ally Financial Inc.	1.450%	10/2/23	1,000	967
Ally Financial Inc.	3.875%	5/21/24	150	148
Ally Financial Inc.	5.125%	9/30/24	135	136
Ally Financial Inc.	2.200%	11/2/28	450	367
Ally Financial Inc.	8.000%	11/1/31	400	445
American Express Co.	3.700%	8/3/23	325	326
American Express Co.	0.750%	11/3/23	525	508
American Express Co.	3.400%	2/22/24	225	225
American Express Co.	3.000%	10/30/24	200	196
American Express Co.	3.625%	12/5/24	241	240
American Express Co.	2.250%	3/4/25	200	193
American Express Co.	4.200%	11/6/25	150	152
American Express Co.	3.125%	5/20/26	250	243
American Express Co.	1.650%	11/4/26	525	476
American Express Co.	2.550%	3/4/27	200	186
American Express Co.	3.300%	5/3/27	350	337
American Express Co.	4.050%	12/3/42	67	61
American Financial Group Inc.	5.250%	4/2/30	150	150
American Financial Group Inc.	4.500%	6/15/47	110	92
American International Group Inc.	4.125%	2/15/24	42	42
American International Group Inc.	3.750%	7/10/25	51	50
American International Group Inc.	3.900%	4/1/26	900	881
American International Group Inc.	4.200%	4/1/28	120	118
American International Group Inc.	4.250%	3/15/29	30	29
American International Group Inc.	3.400%	6/30/30	120	110
American International Group Inc.	3.875%	1/15/35	100	90
American International Group Inc.	4.700%	7/10/35	45	44
American International Group Inc.	6.250%	5/1/36	475	534
American International Group Inc.	4.500%	7/16/44	350	314
American International Group Inc.	4.750%	4/1/48	200	187
American International Group Inc.	5.750%	4/1/48	125	112
American International Group Inc.	4.375%	1/15/55	213	185
Ameriprise Financial Inc.	4.000%	10/15/23	250	252
Ameriprise Financial Inc.	3.700%	10/15/24	187	187
Ameriprise Financial Inc.	3.000%	4/2/25	20	20
Ameriprise Financial Inc.	2.875%	9/15/26	100	96
Aon Corp.	8.205%	1/1/27	25	27
Aon Corp.	4.500%	12/15/28	100	98
Aon Corp.	3.750%	5/2/29	90	85
Aon Corp.	2.800%	5/15/30	405	354
Aon Corp.	6.250%	9/30/40	100	111
Aon plc	3.500%	6/14/24	250	248
Aon plc	3.875%	12/15/25	125	124
Aon plc	4.600%	6/14/44	175	157
Aon plc	4.750%	5/15/45	100	93
Arch Capital Finance LLC	4.011%	12/15/26	100	98
Arch Capital Finance LLC	5.031%	12/15/46	100	94
Arch Capital Group Ltd.	7.350%	5/1/34	50	60
Arch Capital Group Ltd.	3.635%	6/30/50	200	155
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Arch Capital Group US Inc.	5.144%	11/1/43	50	49
Ares Capital Corp.	4.200%	6/10/24	200	196
Ares Capital Corp.	4.250%	3/1/25	105	100
Ares Capital Corp.	3.250%	7/15/25	115	106
Ares Capital Corp.	2.150%	7/15/26	500	420
Ares Capital Corp.	2.875%	6/15/27	224	187
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	177
Assurant Inc.	4.200%	9/27/23	74	74
Assurant Inc.	4.900%	3/27/28	100	99
Assurant Inc.	6.750%	2/15/34	9	10
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	49	50
Athene Holding Ltd.	4.125%	1/12/28	200	186
Athene Holding Ltd.	6.150%	4/3/30	210	210
Athene Holding Ltd.	3.500%	1/15/31	500	423
Athene Holding Ltd.	3.950%	5/25/51	200	147
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	249
AXA SA	8.600%	12/15/30	225	266
AXIS Specialty Finance LLC	3.900%	7/15/29	50	47
AXIS Specialty Finance LLC	4.900%	1/15/40	50	43
AXIS Specialty Finance plc	4.000%	12/6/27	550	532
Banco Santander SA	5.179%	11/19/25	250	251
Banco Santander SA	1.849%	3/25/26	1,000	900
Banco Santander SA	4.250%	4/11/27	600	579
Banco Santander SA	3.800%	2/23/28	200	187
Banco Santander SA	4.379%	4/12/28	200	192
Banco Santander SA	2.958%	3/25/31	600	503
Bank of America Corp.	4.100%	7/24/23	300	303
Bank of America Corp.	3.864%	7/23/24	125	124
Bank of America Corp.	4.200%	8/26/24	650	651
Bank of America Corp.	0.810%	10/24/24	500	477
Bank of America Corp.	4.000%	1/22/25	755	752
Bank of America Corp.	1.843%	2/4/25	675	651
Bank of America Corp.	3.950%	4/21/25	500	494
Bank of America Corp.	0.976%	4/22/25	500	470
Bank of America Corp.	3.093%	10/1/25	350	339
Bank of America Corp.	2.456%	10/22/25	300	286
Bank of America Corp.	1.530%	12/6/25	1,225	1,140
Bank of America Corp.	3.366%	1/23/26	300	291
Bank of America Corp.	2.015%	2/13/26	1,000	935
Bank of America Corp.	4.450%	3/3/26	475	474
Bank of America Corp.	3.384%	4/2/26	582	564
Bank of America Corp.	3.500%	4/19/26	320	312
Bank of America Corp.	1.319%	6/19/26	500	455
Bank of America Corp.	6.220%	9/15/26	1,154	1,210
Bank of America Corp.	4.250%	10/22/26	725	715
Bank of America Corp.	1.197%	10/24/26	500	448
Bank of America Corp.	3.559%	4/23/27	750	719
Bank of America Corp.	1.734%	7/22/27	500	446
Bank of America Corp.	3.248%	10/21/27	750	707
Bank of America Corp.	4.183%	11/25/27	560	545
Bank of America Corp.	3.824%	1/20/28	1,248	1,197
Bank of America Corp.	2.551%	2/4/28	675	614
Bank of America Corp.	3.705%	4/24/28	350	333
Bank of America Corp.	3.593%	7/21/28	800	755
Bank of America Corp.	3.419%	12/20/28	1,334	1,243
Bank of America Corp.	3.970%	3/5/29	225	215
Bank of America Corp.	2.087%	6/14/29	1,500	1,285
Bank of America Corp.	4.271%	7/23/29	575	553
Bank of America Corp.	3.974%	2/7/30	150	141
Bank of America Corp.	3.194%	7/23/30	1,125	1,006
Bank of America Corp.	2.884%	10/22/30	300	262
Bank of America Corp.	2.496%	2/13/31	750	635
Bank of America Corp.	2.592%	4/29/31	2,000	1,696
Bank of America Corp.	2.687%	4/22/32	500	420
Bank of America Corp.	2.572%	10/20/32	1,500	1,238
Bank of America Corp.	2.972%	2/4/33	925	788
Bank of America Corp.	6.110%	1/29/37	335	363
Bank of America Corp.	3.846%	3/8/37	570	494
Bank of America Corp.	4.244%	4/24/38	300	276
Bank of America Corp.	7.750%	5/14/38	240	296

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of America Corp.	4.078%	4/23/40	550	483
Bank of America Corp.	2.676%	6/19/41	1,000	722
Bank of America Corp.	5.875%	2/7/42	300	324
Bank of America Corp.	3.311%	4/22/42	500	393
Bank of America Corp.	5.000%	1/21/44	750	732
Bank of America Corp.	4.875%	4/1/44	300	289
Bank of America Corp.	4.750%	4/21/45	100	90
Bank of America Corp.	4.443%	1/20/48	100	91
Bank of America Corp.	4.330%	3/15/50	250	225
Bank of America Corp.	4.083%	3/20/51	1,500	1,291
Bank of America Corp.	2.831%	10/24/51	500	346
Bank of America Corp.	3.483%	3/13/52	500	392
Bank of America Corp.	2.972%	7/21/52	400	285
Bank of America NA	6.000%	10/15/36	250	274
Bank of Montreal	0.450%	12/8/23	500	480
Bank of Montreal	3.300%	2/5/24	300	299
Bank of Montreal	2.150%	3/8/24	200	196
Bank of Montreal	2.500%	6/28/24	200	195
Bank of Montreal	0.625%	7/9/24	200	188
Bank of Montreal	1.500%	1/10/25	200	189
Bank of Montreal	1.850%	5/1/25	457	432
Bank of Montreal	3.700%	6/7/25	200	198
Bank of Montreal	2.650%	3/8/27	200	186
Bank of Montreal	4.338%	10/5/28	100	100
Bank of Montreal	3.803%	12/15/32	500	464
Bank of New York Mellon Corp.	3.450%	8/11/23	125	125
Bank of New York Mellon Corp.	2.200%	8/16/23	225	223
Bank of New York Mellon Corp.	3.250%	9/11/24	150	149
Bank of New York Mellon Corp.	2.100%	10/24/24	225	218
Bank of New York Mellon Corp.	3.000%	2/24/25	547	537
Bank of New York Mellon Corp.	2.800%	5/4/26	576	555
Bank of New York Mellon Corp.	2.450%	8/17/26	408	386
Bank of New York Mellon Corp.	2.050%	1/26/27	120	110
Bank of New York Mellon Corp.	3.250%	5/16/27	150	146
Bank of New York Mellon Corp.	3.442%	2/7/28	150	145
Bank of New York Mellon Corp.	3.000%	10/30/28	200	183
Bank of New York Mellon Corp.	3.300%	8/23/29	100	92
Bank of New York Mellon Corp.	2.500%	1/26/32	80	68
Bank of Nova Scotia	3.400%	2/11/24	200	199
Bank of Nova Scotia	1.450%	1/10/25	200	189
Bank of Nova Scotia	2.200%	2/3/25	1,875	1,796
Bank of Nova Scotia	3.450%	4/11/25	200	197
Bank of Nova Scotia	4.500%	12/16/25	300	300
Bank of Nova Scotia	2.700%	8/3/26	100	94
Bank of Nova Scotia	1.300%	9/15/26	500	444
Bank of Nova Scotia	1.950%	2/2/27	200	181
Bank of Nova Scotia	2.450%	2/2/32	200	166
Bank of Nova Scotia	4.588%	5/4/37	200	184
Barclays plc	4.338%	5/16/24	1,000	1,001
Barclays plc	3.650%	3/16/25	350	343
Barclays plc	3.932%	5/7/25	200	197
Barclays plc	4.375%	1/12/26	300	296
Barclays plc	2.852%	5/7/26	300	283
Barclays plc	5.200%	5/12/26	610	608
Barclays plc	4.337%	1/10/28	200	191
Barclays plc	4.836%	5/9/28	400	385
Barclays plc	4.972%	5/16/29	500	491
Barclays plc	5.088%	6/20/30	345	327
Barclays plc	2.645%	6/24/31	400	332
Barclays plc	5.250%	8/17/45	250	242
Barclays plc	4.950%	1/10/47	200	190
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	155
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	185
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,000	918
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	166
Berkshire Hathaway Finance Corp.	2.850%	10/15/50	725	523
Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	457
Berkshire Hathaway Inc.	3.125%	3/15/26	725	712
BGC Partners Inc.	3.750%	10/1/24	105	102
BlackRock Inc.	3.200%	3/15/27	100	98
BlackRock Inc.	3.250%	4/30/29	90	85
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BlackRock Inc.	2.400%	4/30/30	380	333
	BlackRock Inc.	2.100%	2/25/32	600	495
[5]	Blackstone Private Credit Fund	2.625%	12/15/26	300	250
[5]	Blackstone Private Credit Fund	3.250%	3/15/27	200	170
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	437
[5]	BNP Paribas SA	3.052%	1/13/31	50	43
	BPCE SA	4.000%	4/15/24	325	324
	BPCE SA	3.375%	12/2/26	250	239
	Brighthouse Financial Inc.	4.700%	6/22/47	173	138
	Brookfield Asset Management Inc.	4.000%	1/15/25	157	156
	Brookfield Finance Inc.	4.000%	4/1/24	175	174
	Brookfield Finance Inc.	4.250%	6/2/26	50	49
	Brookfield Finance Inc.	3.900%	1/25/28	125	119
	Brookfield Finance Inc.	4.850%	3/29/29	150	148
	Brookfield Finance Inc.	4.350%	4/15/30	205	196
	Brookfield Finance Inc.	4.700%	9/20/47	185	162
	Brookfield Finance LLC	3.450%	4/15/50	125	89
	Brown & Brown Inc.	4.200%	9/15/24	75	75
	Brown & Brown Inc.	4.500%	3/15/29	75	74
	Brown & Brown Inc.	2.375%	3/15/31	500	396
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	200
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	500	479
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	198
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	115
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	200	196
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	245
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	192
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	182
	Capital One Financial Corp.	3.500%	6/15/23	27	27
	Capital One Financial Corp.	3.900%	1/29/24	250	250
	Capital One Financial Corp.	3.750%	4/24/24	450	448
	Capital One Financial Corp.	3.300%	10/30/24	1,013	990
	Capital One Financial Corp.	4.200%	10/29/25	175	172
	Capital One Financial Corp.	2.636%	3/3/26	243	229
	Capital One Financial Corp.	3.750%	7/28/26	500	478
	Capital One Financial Corp.	3.750%	3/9/27	100	96
	Capital One Financial Corp.	3.650%	5/11/27	800	763
	Capital One Financial Corp.	3.800%	1/31/28	300	283
	Capital One Financial Corp.	3.273%	3/1/30	230	204
	Cboe Global Markets Inc.	3.650%	1/12/27	110	107
	Charles Schwab Corp.	3.225%	9/1/22	300	300
	Charles Schwab Corp.	3.550%	2/1/24	400	400
	Charles Schwab Corp.	3.625%	4/1/25	384	383
	Charles Schwab Corp.	3.850%	5/21/25	25	25
	Charles Schwab Corp.	0.900%	3/11/26	300	270
	Charles Schwab Corp.	1.150%	5/13/26	500	451
	Charles Schwab Corp.	3.200%	3/2/27	250	242
	Charles Schwab Corp.	2.450%	3/3/27	245	229
	Charles Schwab Corp.	3.300%	4/1/27	125	121
	Charles Schwab Corp.	3.200%	1/25/28	100	96
	Charles Schwab Corp.	4.000%	2/1/29	125	123
	Charles Schwab Corp.	3.250%	5/22/29	100	93
	Charles Schwab Corp.	2.750%	10/1/29	50	45
	Charles Schwab Corp.	4.625%	3/22/30	50	51
	Charles Schwab Corp.	2.300%	5/13/31	500	423
	Chubb Corp.	6.000%	5/11/37	125	144
	Chubb Corp.	6.500%	5/15/38	95	112
	Chubb INA Holdings Inc.	3.350%	5/15/24	100	100
	Chubb INA Holdings Inc.	3.150%	3/15/25	250	245
	Chubb INA Holdings Inc.	3.350%	5/3/26	355	347
	Chubb INA Holdings Inc.	6.700%	5/15/36	200	237
	Chubb INA Holdings Inc.	4.150%	3/13/43	100	91
	Chubb INA Holdings Inc.	4.350%	11/3/45	350	330
	Chubb INA Holdings Inc.	2.850%	12/15/51	100	73

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chubb INA Holdings Inc.	3.050%	12/15/61	200	144
	CI Financial Corp.	4.100%	6/15/51	350	233
	Cincinnati Financial Corp.	6.920%	5/15/28	100	113
	Cincinnati Financial Corp.	6.125%	11/1/34	75	85
	Citigroup Inc.	3.500%	5/15/23	675	675
	Citigroup Inc.	3.875%	10/25/23	738	745
	Citigroup Inc.	4.000%	8/5/24	125	125
	Citigroup Inc.	0.776%	10/30/24	500	477
	Citigroup Inc.	3.875%	3/26/25	350	346
	Citigroup Inc.	3.352%	4/24/25	1,500	1,471
	Citigroup Inc.	0.981%	5/1/25	225	211
	Citigroup Inc.	4.140%	5/24/25	350	349
	Citigroup Inc.	4.400%	6/10/25	1,716	1,715
	Citigroup Inc.	5.500%	9/13/25	75	77
	Citigroup Inc.	1.281%	11/3/25	300	279
	Citigroup Inc.	3.700%	1/12/26	275	270
	Citigroup Inc.	2.014%	1/25/26	300	281
	Citigroup Inc.	4.600%	3/9/26	275	276
	Citigroup Inc.	3.200%	10/21/26	1,025	975
	Citigroup Inc.	4.300%	11/20/26	75	74
	Citigroup Inc.	4.450%	9/29/27	1,230	1,209
	Citigroup Inc.	3.887%	1/10/28	475	456
	Citigroup Inc.	4.658%	5/24/28	350	347
	Citigroup Inc.	3.668%	7/24/28	900	851
	Citigroup Inc.	4.125%	7/25/28	100	96
	Citigroup Inc.	3.520%	10/27/28	580	541
	Citigroup Inc.	3.980%	3/20/30	475	444
	Citigroup Inc.	2.976%	11/5/30	300	262
	Citigroup Inc.	2.666%	1/29/31	500	425
	Citigroup Inc.	4.412%	3/31/31	750	718
	Citigroup Inc.	2.572%	6/3/31	500	421
	Citigroup Inc.	6.625%	6/15/32	100	109
	Citigroup Inc.	2.520%	11/3/32	475	385
	Citigroup Inc.	3.057%	1/25/33	230	195
	Citigroup Inc.	4.910%	5/24/33	220	217
	Citigroup Inc.	6.125%	8/25/36	75	79
	Citigroup Inc.	3.878%	1/24/39	225	195
	Citigroup Inc.	8.125%	7/15/39	562	738
	Citigroup Inc.	5.316%	3/26/41	1,000	1,005
	Citigroup Inc.	5.875%	1/30/42	100	106
	Citigroup Inc.	5.300%	5/6/44	375	366
	Citigroup Inc.	4.650%	7/30/45	200	183
	Citigroup Inc.	4.750%	5/18/46	375	337
	Citigroup Inc.	4.650%	7/23/48	450	419
	Citizens Financial Group Inc.	2.850%	7/27/26	175	164
	Citizens Financial Group Inc.	2.500%	2/6/30	200	168
	Citizens Financial Group Inc.	4.300%	2/11/31	357	331
	Citizens Financial Group Inc.	2.638%	9/30/32	125	100
	CME Group Inc.	2.650%	3/15/32	500	442
	CME Group Inc.	5.300%	9/15/43	200	217
	CNA Financial Corp.	3.950%	5/15/24	150	150
	CNA Financial Corp.	4.500%	3/1/26	125	125
	CNA Financial Corp.	3.450%	8/15/27	100	95
	CNA Financial Corp.	3.900%	5/1/29	100	94
	CNO Financial Group Inc.	5.250%	5/30/25	250	254
	Comerica Bank	4.000%	7/27/25	50	49
	Comerica Inc.	3.700%	7/31/23	200	200
	Cooperatieve Rabobank UA	4.625%	12/1/23	175	177
	Cooperatieve Rabobank UA	0.375%	1/12/24	250	238
	Cooperatieve Rabobank UA	1.375%	1/10/25	250	235
	Cooperatieve Rabobank UA	3.375%	5/21/25	666	656
	Cooperatieve Rabobank UA	4.375%	8/4/25	600	594
	Cooperatieve Rabobank UA	3.750%	7/21/26	475	453
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	108
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	261
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	345
[5]	Corebridge Financial Inc.	3.500%	4/4/25	500	487
[5]	Corebridge Financial Inc.	3.850%	4/5/29	185	171
[5]	Corebridge Financial Inc.	3.900%	4/5/32	500	449
[5]	Corebridge Financial Inc.	4.350%	4/5/42	100	85
[5]	Corebridge Financial Inc.	4.400%	4/5/52	215	179
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Credit Suisse AG	3.625%	9/9/24	575	564
Credit Suisse AG	3.700%	2/21/25	250	245
Credit Suisse AG	1.250%	8/7/26	250	219
Credit Suisse Group AG	3.750%	3/26/25	250	242
Credit Suisse Group AG	4.550%	4/17/26	456	445
Credit Suisse Group AG	4.875%	5/15/45	875	749
Deutsche Bank AG	0.962%	11/8/23	200	192
Deutsche Bank AG	3.700%	5/30/24	548	539
Deutsche Bank AG	4.100%	1/13/26	100	99
Deutsche Bank AG	1.686%	3/19/26	500	448
Deutsche Bank AG	2.311%	11/16/27	250	216
Discover Bank	4.200%	8/8/23	300	301
Discover Bank	2.450%	9/12/24	150	144
Discover Bank	3.450%	7/27/26	309	292
Discover Bank	4.650%	9/13/28	250	240
Discover Bank	2.700%	2/6/30	100	83
Discover Financial Services	3.950%	11/6/24	450	444
Discover Financial Services	3.750%	3/4/25	183	180
Discover Financial Services	4.500%	1/30/26	428	420
Discover Financial Services	4.100%	2/9/27	250	239
Eaton Vance Corp.	3.500%	4/6/27	100	96
Enstar Group Ltd.	4.950%	6/1/29	395	378
Equitable Holdings Inc.	7.000%	4/1/28	75	83
Equitable Holdings Inc.	4.350%	4/20/28	680	657
Equitable Holdings Inc.	5.000%	4/20/48	350	323
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	93
Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	348
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	50
Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	96
Fidelity National Financial Inc.	3.400%	6/15/30	100	88
Fidelity National Financial Inc.	2.450%	3/15/31	500	395
Fifth Third Bancorp	4.300%	1/16/24	275	277
Fifth Third Bancorp	3.650%	1/25/24	150	149
Fifth Third Bancorp	2.375%	1/28/25	349	334
Fifth Third Bancorp	2.550%	5/5/27	100	92
Fifth Third Bancorp	1.707%	11/1/27	200	177
Fifth Third Bancorp	3.950%	3/14/28	75	73
Fifth Third Bancorp	8.250%	3/1/38	200	257
Fifth Third Bank NA	3.950%	7/28/25	200	200
Fifth Third Bank NA	3.850%	3/15/26	200	196
Fifth Third Bank NA	2.250%	2/1/27	250	231
First American Financial Corp.	4.600%	11/15/24	100	100
First American Financial Corp.	2.400%	8/15/31	200	153
First Republic Bank	4.375%	8/1/46	75	67
First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	78
Franklin Resources Inc.	2.950%	8/12/51	200	137
FS KKR Capital Corp.	4.625%	7/15/24	25	25
FS KKR Capital Corp.	4.125%	2/1/25	100	95
FS KKR Capital Corp.	3.400%	1/15/26	500	444
GATX Corp.	3.250%	3/30/25	125	122
GATX Corp.	3.250%	9/15/26	50	48
GATX Corp.	3.850%	3/30/27	175	169
GATX Corp.	3.500%	3/15/28	100	93
GATX Corp.	4.550%	11/7/28	150	147
GATX Corp.	4.700%	4/1/29	75	73
GATX Corp.	4.500%	3/30/45	50	42
GATX Corp.	3.100%	6/1/51	200	134
Globe Life Inc.	4.550%	9/15/28	80	79
Goldman Sachs Capital I	6.345%	2/15/34	225	240
Goldman Sachs Group Inc.	1.217%	12/6/23	550	531
Goldman Sachs Group Inc.	3.625%	2/20/24	300	299
Goldman Sachs Group Inc.	4.000%	3/3/24	475	476
Goldman Sachs Group Inc.	3.000%	3/15/24	446	440
Goldman Sachs Group Inc.	3.850%	7/8/24	586	588
Goldman Sachs Group Inc.	0.657%	9/10/24	200	192
Goldman Sachs Group Inc.	0.925%	10/21/24	800	766
Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,317
Goldman Sachs Group Inc.	1.757%	1/24/25	300	289
Goldman Sachs Group Inc.	3.500%	4/1/25	50	49
Goldman Sachs Group Inc.	3.750%	5/22/25	825	816
Goldman Sachs Group Inc.	3.272%	9/29/25	550	535

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Goldman Sachs Group Inc.	4.250%	10/21/25	200	199
Goldman Sachs Group Inc.	3.750%	2/25/26	200	196
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,201
Goldman Sachs Group Inc.	1.093%	12/9/26	500	444
Goldman Sachs Group Inc.	5.950%	1/15/27	400	419
Goldman Sachs Group Inc.	3.850%	1/26/27	350	339
Goldman Sachs Group Inc.	1.542%	9/10/27	200	176
Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,195
Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	914
Goldman Sachs Group Inc.	3.615%	3/15/28	495	469
Goldman Sachs Group Inc.	3.691%	6/5/28	625	592
Goldman Sachs Group Inc.	3.814%	4/23/29	450	424
Goldman Sachs Group Inc.	4.223%	5/1/29	475	456
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,158
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,226
Goldman Sachs Group Inc.	2.650%	10/21/32	800	660
Goldman Sachs Group Inc.	3.102%	2/24/33	300	257
Goldman Sachs Group Inc.	6.450%	5/1/36	50	54
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,080
Goldman Sachs Group Inc.	4.017%	10/31/38	405	354
Goldman Sachs Group Inc.	4.411%	4/23/39	500	455
Goldman Sachs Group Inc.	6.250%	2/1/41	675	747
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	786
Goldman Sachs Group Inc.	3.436%	2/24/43	300	236
Goldman Sachs Group Inc.	4.800%	7/8/44	360	338
Goldman Sachs Group Inc.	5.150%	5/22/45	475	452
Goldman Sachs Group Inc.	4.750%	10/21/45	150	140
Hanover Insurance Group Inc.	4.500%	4/15/26	100	99
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	312
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	54
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	109
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	155
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	99
Hartford Financial Services Group Inc.	2.900%	9/15/51	200	139
HSBC Bank USA NA	7.000%	1/15/39	250	295
HSBC Holdings plc	3.600%	5/25/23	200	201
HSBC Holdings plc	4.250%	3/14/24	250	249
HSBC Holdings plc	3.950%	5/18/24	1,300	1,295
HSBC Holdings plc	0.732%	8/17/24	500	480
HSBC Holdings plc	1.162%	11/22/24	725	693
HSBC Holdings plc	3.803%	3/11/25	1,075	1,060
HSBC Holdings plc	4.250%	8/18/25	150	148
HSBC Holdings plc	2.633%	11/7/25	200	191
HSBC Holdings plc	4.300%	3/8/26	1,100	1,089
HSBC Holdings plc	2.999%	3/10/26	300	286
HSBC Holdings plc	1.645%	4/18/26	1,000	917
HSBC Holdings plc	3.900%	5/25/26	450	441
HSBC Holdings plc	2.099%	6/4/26	1,700	1,572
HSBC Holdings plc	4.292%	9/12/26	500	489
HSBC Holdings plc	4.375%	11/23/26	350	343
HSBC Holdings plc	1.589%	5/24/27	500	440
HSBC Holdings plc	2.251%	11/22/27	725	646
HSBC Holdings plc	4.041%	3/13/28	400	380
HSBC Holdings plc	4.583%	6/19/29	400	385
HSBC Holdings plc	2.206%	8/17/29	500	420
HSBC Holdings plc	4.950%	3/31/30	550	543
HSBC Holdings plc	3.973%	5/22/30	570	525
HSBC Holdings plc	7.625%	5/17/32	100	114
HSBC Holdings plc	2.871%	11/22/32	725	594
HSBC Holdings plc	7.350%	11/27/32	100	115
HSBC Holdings plc	4.762%	3/29/33	300	277
HSBC Holdings plc	6.500%	5/2/36	600	639
HSBC Holdings plc	6.500%	9/15/37	50	54
HSBC Holdings plc	6.800%	6/1/38	200	217
HSBC Holdings plc	5.250%	3/14/44	750	698
HSBC USA Inc.	3.500%	6/23/24	150	149
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Bancshares Inc.	2.550%	2/4/30	250	213
	Huntington National Bank	3.550%	10/6/23	250	250
	Huntington National Bank	4.270%	11/25/26	150	147
	Huntington National Bank	4.552%	5/17/28	250	249
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	248
	ING Groep NV	4.100%	10/2/23	300	301
	ING Groep NV	3.550%	4/9/24	200	198
	ING Groep NV	3.869%	3/28/26	200	196
	ING Groep NV	3.950%	3/29/27	300	289
	ING Groep NV	4.017%	3/28/28	200	191
	ING Groep NV	4.550%	10/2/28	200	195
	ING Groep NV	4.050%	4/9/29	200	188
	Intercontinental Exchange Inc.	3.650%	5/23/25	150	149
	Intercontinental Exchange Inc.	3.750%	12/1/25	300	298
	Intercontinental Exchange Inc.	3.100%	9/15/27	150	142
	Intercontinental Exchange Inc.	4.000%	9/15/27	150	148
	Intercontinental Exchange Inc.	3.750%	9/21/28	75	72
	Intercontinental Exchange Inc.	4.350%	6/15/29	122	120
	Intercontinental Exchange Inc.	2.100%	6/15/30	750	628
	Intercontinental Exchange Inc.	4.600%	3/15/33	165	164
	Intercontinental Exchange Inc.	2.650%	9/15/40	500	366
	Intercontinental Exchange Inc.	4.250%	9/21/48	175	156
	Intercontinental Exchange Inc.	3.000%	6/15/50	60	44
	Intercontinental Exchange Inc.	4.950%	6/15/52	111	109
	Intercontinental Exchange Inc.	3.000%	9/15/60	300	203
	Intercontinental Exchange Inc.	5.200%	6/15/62	110	110
	Invesco Finance plc	4.000%	1/30/24	450	450
	Invesco Finance plc	3.750%	1/15/26	170	168
	Invesco Finance plc	5.375%	11/30/43	75	75
[5]	Jackson Financial Inc.	3.125%	11/23/31	250	199
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	75	76
	Jefferies Financial Group Inc.	5.500%	10/18/23	150	152
	Jefferies Group LLC	6.250%	1/15/36	75	74
	Jefferies Group LLC	6.500%	1/20/43	75	75
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	200	199
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	300	268
	JPMorgan Chase & Co.	3.375%	5/1/23	300	300
	JPMorgan Chase & Co.	2.700%	5/18/23	250	249
	JPMorgan Chase & Co.	3.875%	2/1/24	445	448
	JPMorgan Chase & Co.	3.625%	5/13/24	526	527
	JPMorgan Chase & Co.	1.514%	6/1/24	1,640	1,599
	JPMorgan Chase & Co.	3.797%	7/23/24	175	175
	JPMorgan Chase & Co.	3.875%	9/10/24	575	574
	JPMorgan Chase & Co.	0.653%	9/16/24	1,100	1,055
	JPMorgan Chase & Co.	4.023%	12/5/24	300	299
	JPMorgan Chase & Co.	3.125%	1/23/25	400	394
	JPMorgan Chase & Co.	0.563%	2/16/25	500	471
	JPMorgan Chase & Co.	3.220%	3/1/25	600	589
	JPMorgan Chase & Co.	0.824%	6/1/25	850	795
	JPMorgan Chase & Co.	0.969%	6/23/25	375	351
	JPMorgan Chase & Co.	3.900%	7/15/25	362	364
	JPMorgan Chase & Co.	2.301%	10/15/25	700	667
	JPMorgan Chase & Co.	1.561%	12/10/25	1,300	1,218
	JPMorgan Chase & Co.	3.300%	4/1/26	685	666
	JPMorgan Chase & Co.	2.083%	4/22/26	500	468
	JPMorgan Chase & Co.	3.200%	6/15/26	300	291
	JPMorgan Chase & Co.	2.950%	10/1/26	875	835
	JPMorgan Chase & Co.	4.125%	12/15/26	450	447
	JPMorgan Chase & Co.	3.960%	1/29/27	500	489
	JPMorgan Chase & Co.	1.578%	4/22/27	500	446
	JPMorgan Chase & Co.	1.470%	9/22/27	500	439
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	960
	JPMorgan Chase & Co.	3.782%	2/1/28	625	600
	JPMorgan Chase & Co.	3.540%	5/1/28	350	332
	JPMorgan Chase & Co.	3.509%	1/23/29	575	538
	JPMorgan Chase & Co.	4.005%	4/23/29	300	288
	JPMorgan Chase & Co.	2.069%	6/1/29	625	537
	JPMorgan Chase & Co.	4.203%	7/23/29	250	241
	JPMorgan Chase & Co.	4.452%	12/5/29	300	292

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JPMorgan Chase & Co.	3.702%	5/6/30	300	279
JPMorgan Chase & Co.	4.565%	6/14/30	275	270
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,308
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,025
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,705
JPMorgan Chase & Co.	2.956%	5/13/31	500	433
JPMorgan Chase & Co.	1.764%	11/19/31	500	396
JPMorgan Chase & Co.	2.580%	4/22/32	500	421
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	859
JPMorgan Chase & Co.	6.400%	5/15/38	450	512
JPMorgan Chase & Co.	3.882%	7/24/38	500	441
JPMorgan Chase & Co.	5.500%	10/15/40	650	674
JPMorgan Chase & Co.	3.109%	4/22/41	500	388
JPMorgan Chase & Co.	5.600%	7/15/41	275	289
JPMorgan Chase & Co.	5.400%	1/6/42	150	154
JPMorgan Chase & Co.	3.157%	4/22/42	450	349
JPMorgan Chase & Co.	5.625%	8/16/43	300	314
JPMorgan Chase & Co.	4.950%	6/1/45	100	95
JPMorgan Chase & Co.	4.260%	2/22/48	375	334
JPMorgan Chase & Co.	4.032%	7/24/48	500	431
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	852
JPMorgan Chase & Co.	3.897%	1/23/49	400	337
JPMorgan Chase & Co.	3.109%	4/22/51	500	368
JPMorgan Chase & Co.	3.328%	4/22/52	745	570
Kemper Corp.	4.350%	2/15/25	40	40
KeyBank NA	3.300%	6/1/25	403	396
KeyCorp	4.150%	10/29/25	150	149
KeyCorp	4.100%	4/30/28	600	579
KeyCorp	2.550%	10/1/29	150	130
Lazard Group LLC	3.750%	2/13/25	50	49
Lazard Group LLC	3.625%	3/1/27	100	94
Lazard Group LLC	4.500%	9/19/28	100	96
Legg Mason Inc.	4.750%	3/15/26	100	102
Legg Mason Inc.	5.625%	1/15/44	120	123
Lincoln National Corp.	4.000%	9/1/23	50	50
Lincoln National Corp.	3.350%	3/9/25	13	13
Lincoln National Corp.	3.625%	12/12/26	75	73
Lincoln National Corp.	3.800%	3/1/28	100	96
Lincoln National Corp.	3.050%	1/15/30	350	305
Lincoln National Corp.	6.300%	10/9/37	75	81
Lincoln National Corp.	7.000%	6/15/40	160	182
Lloyds Banking Group plc	4.050%	8/16/23	900	903
Lloyds Banking Group plc	3.900%	3/12/24	200	200
Lloyds Banking Group plc	4.450%	5/8/25	200	200
Lloyds Banking Group plc	4.582%	12/10/25	700	687
Lloyds Banking Group plc	3.511%	3/18/26	200	195
Lloyds Banking Group plc	4.650%	3/24/26	575	564
Lloyds Banking Group plc	3.750%	1/11/27	436	421
Lloyds Banking Group plc	3.750%	3/18/28	200	190
Lloyds Banking Group plc	4.375%	3/22/28	250	243
Lloyds Banking Group plc	4.550%	8/16/28	200	195
Lloyds Banking Group plc	3.574%	11/7/28	200	187
Lloyds Banking Group plc	5.300%	12/1/45	450	417
Lloyds Banking Group plc	4.344%	1/9/48	275	226
Loews Corp.	6.000%	2/1/35	50	54
Loews Corp.	4.125%	5/15/43	100	86
M&T Bank Corp.	3.550%	7/26/23	200	199
Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	157
Manulife Financial Corp.	4.150%	3/4/26	175	174
Manulife Financial Corp.	4.061%	2/24/32	190	176
Manulife Financial Corp.	5.375%	3/4/46	200	214
Markel Corp.	3.500%	11/1/27	50	48
Markel Corp.	3.350%	9/17/29	75	69
Markel Corp.	4.300%	11/1/47	50	43
Markel Corp.	5.000%	5/20/49	150	142
Markel Corp.	4.150%	9/17/50	200	165
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	100
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	99
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	99
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	599
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	244
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	90
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	177
Mercury General Corp.	4.400%	3/15/27	75	73
MetLife Inc.	3.600%	4/10/24	175	175
MetLife Inc.	3.000%	3/1/25	250	246
MetLife Inc.	3.600%	11/13/25	400	397
MetLife Inc.	4.550%	3/23/30	500	504
MetLife Inc.	6.500%	12/15/32	175	200
MetLife Inc.	6.375%	6/15/34	100	116
MetLife Inc.	5.875%	2/6/41	590	640
MetLife Inc.	4.125%	8/13/42	175	157
MetLife Inc.	4.875%	11/13/43	355	351
MetLife Inc.	4.721%	12/15/44	63	60
MetLife Inc.	6.400%	12/15/66	210	212
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	739
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	99
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	199
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	195
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	248
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	2,000	1,839
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	516
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	234
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	484
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	353
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	237
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	361
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	193
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	193
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	188
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	158
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	43
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	408
Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	340
Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	192
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	46
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	174
Mizuho Financial Group Inc.	3.922%	9/11/24	200	200
Mizuho Financial Group Inc.	2.839%	7/16/25	375	363
Mizuho Financial Group Inc.	2.555%	9/13/25	100	96
Mizuho Financial Group Inc.	3.663%	2/28/27	250	239
Mizuho Financial Group Inc.	1.554%	7/9/27	200	176
Mizuho Financial Group Inc.	4.018%	3/5/28	325	311
Mizuho Financial Group Inc.	4.254%	9/11/29	400	385
Mizuho Financial Group Inc.	3.153%	7/16/30	500	444
Mizuho Financial Group Inc.	2.869%	9/13/30	100	87
Mizuho Financial Group Inc.	2.172%	5/22/32	500	398
Morgan Stanley	3.875%	4/29/24	545	547
Morgan Stanley	3.700%	10/23/24	610	609
Morgan Stanley	3.620%	4/17/25	200	198
Morgan Stanley	0.790%	5/30/25	240	224
Morgan Stanley	4.000%	7/23/25	330	330
Morgan Stanley	1.164%	10/21/25	700	649
Morgan Stanley	5.000%	11/24/25	650	661
Morgan Stanley	3.875%	1/27/26	225	222
Morgan Stanley	2.188%	4/28/26	1,000	938
Morgan Stanley	3.125%	7/27/26	700	668
Morgan Stanley	6.250%	8/9/26	1,796	1,911
Morgan Stanley	4.350%	9/8/26	966	956
Morgan Stanley	0.985%	12/10/26	500	443
Morgan Stanley	3.625%	1/20/27	250	243
Morgan Stanley	3.950%	4/23/27	325	315
Morgan Stanley	1.593%	5/4/27	525	468
Morgan Stanley	2.475%	1/21/28	500	455
Morgan Stanley	4.210%	4/20/28	200	196
Morgan Stanley	3.591%	7/22/28	935	885
Morgan Stanley	3.772%	1/24/29	575	547
Morgan Stanley	4.431%	1/23/30	550	534
Morgan Stanley	2.699%	1/22/31	1,750	1,517
Morgan Stanley	3.622%	4/1/31	600	552
Morgan Stanley	1.794%	2/13/32	500	394
Morgan Stanley	7.250%	4/1/32	150	177

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Morgan Stanley	1.928%	4/28/32	200	159
Morgan Stanley	2.239%	7/21/32	500	406
Morgan Stanley	2.511%	10/20/32	600	497
Morgan Stanley	2.943%	1/21/33	500	429
Morgan Stanley	3.971%	7/22/38	375	335
Morgan Stanley	4.457%	4/22/39	250	234
Morgan Stanley	3.217%	4/22/42	325	255
Morgan Stanley	6.375%	7/24/42	600	688
Morgan Stanley	4.300%	1/27/45	650	585
Morgan Stanley	2.802%	1/25/52	940	651
Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	75	72
Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	65	65
Nasdaq Inc.	3.850%	6/30/26	100	99
Nasdaq Inc.	1.650%	1/15/31	250	196
Nasdaq Inc.	2.500%	12/21/40	200	138
Nasdaq Inc.	3.250%	4/28/50	35	26
Nasdaq Inc.	3.950%	3/7/52	200	165
National Australia Bank Ltd.	3.375%	1/14/26	100	98
National Australia Bank Ltd.	2.500%	7/12/26	200	189
NatWest Group plc	3.875%	9/12/23	600	598
NatWest Group plc	6.000%	12/19/23	60	61
NatWest Group plc	5.125%	5/28/24	300	301
NatWest Group plc	4.519%	6/25/24	300	299
NatWest Group plc	5.516%	9/30/28	200	202
NatWest Group plc	4.892%	5/18/29	1,000	969
NatWest Group plc	5.076%	1/27/30	200	196
NatWest Group plc	4.445%	5/8/30	700	661
Nomura Holdings Inc.	2.648%	1/16/25	170	161
Nomura Holdings Inc.	5.099%	7/3/25	225	226
Nomura Holdings Inc.	1.851%	7/16/25	300	275
Nomura Holdings Inc.	2.329%	1/22/27	200	177
Nomura Holdings Inc.	5.386%	7/6/27	200	200
Nomura Holdings Inc.	2.172%	7/14/28	200	169
Nomura Holdings Inc.	5.605%	7/6/29	225	225
Nomura Holdings Inc.	3.103%	1/16/30	400	340
Nomura Holdings Inc.	2.679%	7/16/30	250	205
Nomura Holdings Inc.	2.608%	7/14/31	200	159
Northern Trust Corp.	3.950%	10/30/25	150	151
Northern Trust Corp.	4.000%	5/10/27	200	201
Northern Trust Corp.	3.650%	8/3/28	100	98
Northern Trust Corp.	3.375%	5/8/32	50	47
Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	38
Old Republic International Corp.	4.875%	10/1/24	121	123
Old Republic International Corp.	3.875%	8/26/26	100	97
Old Republic International Corp.	3.850%	6/11/51	200	151
ORIX Corp.	3.250%	12/4/24	75	74
ORIX Corp.	3.700%	7/18/27	200	194
Owl Rock Capital Corp.	5.250%	4/15/24	25	25
Owl Rock Capital Corp.	4.000%	3/30/25	47	44
Owl Rock Capital Corp.	3.750%	7/22/25	180	167
Owl Rock Capital Corp.	3.400%	7/15/26	244	215
Owl Rock Capital Corp.	2.625%	1/15/27	200	166
PartnerRe Finance B LLC	3.700%	7/2/29	95	90
People's United Bank NA	4.000%	7/15/24	100	99
PNC Bank NA	3.300%	10/30/24	706	700
PNC Bank NA	2.950%	2/23/25	293	286
PNC Bank NA	3.250%	6/1/25	169	167
PNC Bank NA	3.100%	10/25/27	250	237
PNC Bank NA	3.250%	1/22/28	150	143
PNC Bank NA	4.050%	7/26/28	250	242
PNC Bank NA	2.700%	10/22/29	150	131
PNC Financial Services Group Inc.	3.500%	1/23/24	100	100
PNC Financial Services Group Inc.	3.900%	4/29/24	125	125
PNC Financial Services Group Inc.	3.150%	5/19/27	450	429
PNC Financial Services Group Inc.	3.450%	4/23/29	500	467
PNC Financial Services Group Inc.	2.550%	1/22/30	425	370
PNC Financial Services Group Inc.	4.626%	6/6/33	200	193
Principal Financial Group Inc.	3.125%	5/15/23	100	100
Principal Financial Group Inc.	3.400%	5/15/25	128	125
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Principal Financial Group Inc.	3.100%	11/15/26	100	95
Principal Financial Group Inc.	4.625%	9/15/42	50	46
Principal Financial Group Inc.	4.350%	5/15/43	150	134
Principal Financial Group Inc.	4.300%	11/15/46	195	181
Progressive Corp.	2.450%	1/15/27	150	141
Progressive Corp.	6.625%	3/1/29	125	141
Progressive Corp.	4.350%	4/25/44	50	46
Progressive Corp.	4.125%	4/15/47	290	265
Progressive Corp.	4.200%	3/15/48	115	106
Progressive Corp.	3.950%	3/26/50	180	159
Progressive Corp.	3.700%	3/15/52	100	85
Prospect Capital Corp.	5.875%	3/15/23	8	8
Prospect Capital Corp.	3.364%	11/15/26	200	170
Prudential Financial Inc.	3.878%	3/27/28	163	160
Prudential Financial Inc.	5.750%	7/15/33	100	109
Prudential Financial Inc.	5.700%	12/14/36	125	136
Prudential Financial Inc.	6.625%	12/1/37	65	76
Prudential Financial Inc.	3.000%	3/10/40	50	40
Prudential Financial Inc.	6.625%	6/21/40	65	75
Prudential Financial Inc.	5.625%	6/15/43	375	366
Prudential Financial Inc.	5.100%	8/15/43	50	48
Prudential Financial Inc.	5.200%	3/15/44	85	80
Prudential Financial Inc.	4.600%	5/15/44	525	498
Prudential Financial Inc.	5.375%	5/15/45	250	239
Prudential Financial Inc.	3.905%	12/7/47	182	158
Prudential Financial Inc.	5.700%	9/15/48	250	244
Prudential Financial Inc.	3.935%	12/7/49	363	313
Prudential Financial Inc.	4.350%	2/25/50	210	195
Prudential Financial Inc.	3.700%	10/1/50	200	165
Prudential plc	3.125%	4/14/30	200	183
Raymond James Financial Inc.	4.650%	4/1/30	55	54
Raymond James Financial Inc.	4.950%	7/15/46	210	204
Raymond James Financial Inc.	3.750%	4/1/51	250	204
Regions Bank	6.450%	6/26/37	250	280
Regions Financial Corp.	2.250%	5/18/25	100	95
Reinsurance Group of America Inc.	4.700%	9/15/23	75	76
Reinsurance Group of America Inc.	3.900%	5/15/29	50	47
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	10
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	71
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	70
Royal Bank of Canada	3.700%	10/5/23	100	101
Royal Bank of Canada	0.425%	1/19/24	500	479
Royal Bank of Canada	2.550%	7/16/24	200	195
Royal Bank of Canada	2.250%	11/1/24	650	628
Royal Bank of Canada	1.600%	1/21/25	100	95
Royal Bank of Canada	3.375%	4/14/25	200	197
Royal Bank of Canada	4.650%	1/27/26	898	908
Royal Bank of Canada	1.200%	4/27/26	200	180
Royal Bank of Canada	1.400%	11/2/26	500	444
Royal Bank of Canada	2.050%	1/21/27	100	91
Royal Bank of Canada	3.625%	5/4/27	200	194
Royal Bank of Canada	2.300%	11/3/31	500	416
Royal Bank of Canada	3.875%	5/4/32	200	190
Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,121
Santander Holdings USA Inc.	3.244%	10/5/26	900	844
Santander Holdings USA Inc.	4.400%	7/13/27	250	241
Santander Holdings USA Inc.	2.490%	1/6/28	200	177
Santander UK Group Holdings plc	1.532%	8/21/26	600	537
Santander UK Group Holdings plc	1.673%	6/14/27	400	350
Santander UK Group Holdings plc	3.823%	11/3/28	200	186
Santander UK plc	4.000%	3/13/24	200	200
Santander UK plc	2.875%	6/18/24	200	195
Selective Insurance Group Inc.	5.375%	3/1/49	50	47
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	48
State Street Corp.	3.100%	5/15/23	400	399
State Street Corp.	3.700%	11/20/23	83	84
State Street Corp.	3.776%	12/3/24	200	200
State Street Corp.	3.300%	12/16/24	227	226
State Street Corp.	3.550%	8/18/25	200	199
State Street Corp.	2.354%	11/1/25	125	120
State Street Corp.	2.650%	5/19/26	125	120

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
State Street Corp.	4.141%	12/3/29	200	195
State Street Corp.	2.400%	1/24/30	150	131
State Street Corp.	3.031%	11/1/34	125	110
Stifel Financial Corp.	4.250%	7/18/24	150	150
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	100
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	251
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	247
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	201
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	201
Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	950	905
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	365
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	306
Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,382
Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	178
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	147
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	117
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	165
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	192
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	666
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	284
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	96
Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	424
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	423
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	133
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	322
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	157
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	136
SVB Financial Group	3.500%	1/29/25	100	98
SVB Financial Group	1.800%	10/28/26	200	178
SVB Financial Group	2.100%	5/15/28	225	191
SVB Financial Group	3.125%	6/5/30	50	43
Swiss Re America Holding Corp.	7.000%	2/15/26	75	82
Synchrony Financial	4.250%	8/15/24	250	249
Synchrony Financial	4.500%	7/23/25	426	414
Synchrony Financial	3.700%	8/4/26	125	116
Synchrony Financial	3.950%	12/1/27	300	273
Toronto-Dominion Bank	0.750%	6/12/23	1,500	1,456
Toronto-Dominion Bank	3.250%	3/11/24	400	397
Toronto-Dominion Bank	2.650%	6/12/24	500	491
Toronto-Dominion Bank	1.250%	12/13/24	825	780
Toronto-Dominion Bank	1.450%	1/10/25	200	189
Toronto-Dominion Bank	3.766%	6/6/25	425	423
Toronto-Dominion Bank	1.150%	6/12/25	200	185
Toronto-Dominion Bank	0.750%	1/6/26	200	179
Toronto-Dominion Bank	1.250%	9/10/26	325	289
Toronto-Dominion Bank	1.950%	1/12/27	200	181
Toronto-Dominion Bank	4.108%	6/8/27	425	421
Toronto-Dominion Bank	2.000%	9/10/31	325	264
Toronto-Dominion Bank	2.450%	1/12/32	100	84
Toronto-Dominion Bank	4.456%	6/8/32	200	198
Travelers Cos. Inc.	6.250%	6/15/37	150	176
Travelers Cos. Inc.	4.300%	8/25/45	150	139
Travelers Cos. Inc.	4.000%	5/30/47	225	200
Travelers Cos. Inc.	4.100%	3/4/49	200	181
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	2.550%	4/27/50	500	348
	Trinity Acquisition plc	4.400%	3/15/26	100	99
	Truist Bank	3.200%	4/1/24	500	498
	Truist Bank	3.689%	8/2/24	250	250
	Truist Bank	2.150%	12/6/24	250	241
	Truist Bank	3.625%	9/16/25	500	491
	Truist Bank	3.300%	5/15/26	200	193
	Truist Financial Corp.	3.750%	12/6/23	250	252
	Truist Financial Corp.	3.700%	6/5/25	175	174
	Truist Financial Corp.	1.200%	8/5/25	200	184
	Truist Financial Corp.	1.125%	8/3/27	500	429
	Truist Financial Corp.	3.875%	3/19/29	200	189
	Truist Financial Corp.	1.887%	6/7/29	500	430
	Truist Financial Corp.	1.950%	6/5/30	100	83
[5]	UBS Group AG	3.126%	8/13/30	50	44
	Unum Group	4.000%	3/15/24	125	125
	Unum Group	4.000%	6/15/29	80	75
	Unum Group	5.750%	8/15/42	75	70
	Unum Group	4.500%	12/15/49	100	77
	US Bancorp	3.700%	1/30/24	150	151
	US Bancorp	3.375%	2/5/24	500	501
	US Bancorp	3.950%	11/17/25	25	25
	US Bancorp	3.100%	4/27/26	300	289
	US Bancorp	2.375%	7/22/26	249	235
	US Bancorp	3.150%	4/27/27	275	265
	US Bancorp	3.900%	4/26/28	75	74
	US Bancorp	3.000%	7/30/29	240	218
	US Bancorp	2.677%	1/27/33	90	78
	US Bank NA	3.400%	7/24/23	250	250
	US Bank NA	2.050%	1/21/25	175	168
	US Bank NA	2.800%	1/27/25	625	611
	Voya Financial Inc.	3.650%	6/15/26	250	243
	Voya Financial Inc.	5.700%	7/15/43	75	76
	Voya Financial Inc.	4.800%	6/15/46	40	37
	Voya Financial Inc.	4.700%	1/23/48	100	82
	Wachovia Corp.	6.605%	10/1/25	265	283
	Wells Fargo & Co.	3.750%	1/24/24	200	200
	Wells Fargo & Co.	1.654%	6/2/24	1,500	1,465
	Wells Fargo & Co.	3.000%	2/19/25	425	416
	Wells Fargo & Co.	2.406%	10/30/25	600	572
	Wells Fargo & Co.	2.164%	2/11/26	500	471
	Wells Fargo & Co.	3.000%	4/22/26	1,275	1,214
	Wells Fargo & Co.	3.908%	4/25/26	400	394
	Wells Fargo & Co.	4.100%	6/3/26	725	713
	Wells Fargo & Co.	3.000%	10/23/26	675	637
	Wells Fargo & Co.	4.300%	7/22/27	475	469
	Wells Fargo & Co.	3.584%	5/22/28	500	474
	Wells Fargo & Co.	4.150%	1/24/29	200	193
	Wells Fargo & Co.	2.879%	10/30/30	1,300	1,143
	Wells Fargo & Co.	4.478%	4/4/31	1,250	1,223
	Wells Fargo & Co.	3.068%	4/30/41	600	468
	Wells Fargo & Co.	5.375%	11/2/43	1,000	985
	Wells Fargo & Co.	5.606%	1/15/44	600	604
	Wells Fargo & Co.	4.650%	11/4/44	325	292
	Wells Fargo & Co.	3.900%	5/1/45	250	211
	Wells Fargo & Co.	4.900%	11/17/45	250	231
	Wells Fargo & Co.	4.400%	6/14/46	300	260
	Wells Fargo & Co.	4.750%	12/7/46	350	319
	Wells Fargo & Co.	5.013%	4/4/51	1,750	1,717
	Wells Fargo & Co.	4.611%	4/25/53	400	370
	Wells Fargo Bank NA	5.950%	8/26/36	200	215
	Wells Fargo Bank NA	5.850%	2/1/37	300	320
	Wells Fargo Bank NA	6.600%	1/15/38	225	260
	Westpac Banking Corp.	3.650%	5/15/23	75	75
	Westpac Banking Corp.	3.300%	2/26/24	250	249
	Westpac Banking Corp.	1.019%	11/18/24	275	259
	Westpac Banking Corp.	2.350%	2/19/25	200	193
	Westpac Banking Corp.	2.850%	5/13/26	200	192
	Westpac Banking Corp.	1.150%	6/3/26	218	195
	Westpac Banking Corp.	2.700%	8/19/26	175	166
	Westpac Banking Corp.	3.350%	3/8/27	250	242

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westpac Banking Corp.	1.953%	11/20/28	275	240
	Westpac Banking Corp.	2.650%	1/16/30	150	133
	Westpac Banking Corp.	2.894%	2/4/30	425	403
	Westpac Banking Corp.	4.322%	11/23/31	500	482
	Westpac Banking Corp.	4.110%	7/24/34	25	23
	Westpac Banking Corp.	2.668%	11/15/35	315	253
	Westpac Banking Corp.	3.020%	11/18/36	500	403
	Westpac Banking Corp.	4.421%	7/24/39	600	537
	Westpac Banking Corp.	2.963%	11/16/40	200	145
	Willis North America Inc.	3.600%	5/15/24	125	123
	Willis North America Inc.	4.500%	9/15/28	100	96
	Willis North America Inc.	2.950%	9/15/29	440	377
	Willis North America Inc.	5.050%	9/15/48	50	46
	Willis North America Inc.	3.875%	9/15/49	90	70
	XLIT Ltd.	5.500%	3/31/45	100	103
	Zions Bancorp NA	3.250%	10/29/29	250	218
					323,451
Health Care (2.9%)
	Abbott Laboratories	3.750%	11/30/26	367	370
	Abbott Laboratories	1.150%	1/30/28	100	87
	Abbott Laboratories	1.400%	6/30/30	150	125
	Abbott Laboratories	4.750%	11/30/36	375	398
	Abbott Laboratories	5.300%	5/27/40	250	272
	Abbott Laboratories	4.750%	4/15/43	175	177
	Abbott Laboratories	4.900%	11/30/46	700	736
	AbbVie Inc.	2.800%	3/15/23	100	99
	AbbVie Inc.	3.750%	11/14/23	250	251
	AbbVie Inc.	3.850%	6/15/24	200	200
	AbbVie Inc.	2.600%	11/21/24	750	727
	AbbVie Inc.	3.800%	3/15/25	590	586
	AbbVie Inc.	3.600%	5/14/25	911	899
	AbbVie Inc.	3.200%	5/14/26	976	940
	AbbVie Inc.	2.950%	11/21/26	740	701
	AbbVie Inc.	4.250%	11/14/28	350	346
	AbbVie Inc.	3.200%	11/21/29	1,130	1,039
	AbbVie Inc.	4.550%	3/15/35	350	341
	AbbVie Inc.	4.500%	5/14/35	495	480
	AbbVie Inc.	4.300%	5/14/36	190	179
	AbbVie Inc.	4.050%	11/21/39	825	735
	AbbVie Inc.	4.625%	10/1/42	190	175
	AbbVie Inc.	4.400%	11/6/42	501	455
	AbbVie Inc.	4.850%	6/15/44	230	221
	AbbVie Inc.	4.750%	3/15/45	200	188
	AbbVie Inc.	4.700%	5/14/45	602	567
	AbbVie Inc.	4.450%	5/14/46	455	413
	AbbVie Inc.	4.875%	11/14/48	550	530
	AbbVie Inc.	4.250%	11/21/49	1,025	909
	Adventist Health System	2.952%	3/1/29	100	92
	Adventist Health System	3.630%	3/1/49	100	83
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	49
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	22
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	96
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	61
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	56
	Aetna Inc.	3.500%	11/15/24	125	124
	Aetna Inc.	6.625%	6/15/36	130	147
	Aetna Inc.	6.750%	12/15/37	100	114
	Aetna Inc.	4.500%	5/15/42	75	67
	Aetna Inc.	4.125%	11/15/42	75	64
	Aetna Inc.	3.875%	8/15/47	300	248
	Agilent Technologies Inc.	3.050%	9/22/26	75	72
	Agilent Technologies Inc.	2.750%	9/15/29	100	88
	Agilent Technologies Inc.	2.100%	6/4/30	100	81
	AHS Hospital Corp.	5.024%	7/1/45	75	79
	AHS Hospital Corp.	2.780%	7/1/51	150	106
[2]	Allina Health System	3.887%	4/15/49	75	66
	AmerisourceBergen Corp.	3.400%	5/15/24	175	174
	AmerisourceBergen Corp.	3.250%	3/1/25	50	49
	AmerisourceBergen Corp.	3.450%	12/15/27	275	265
	AmerisourceBergen Corp.	2.700%	3/15/31	300	257
	AmerisourceBergen Corp.	4.300%	12/15/47	175	158
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	3.625%	5/22/24	500	499
	Amgen Inc.	1.900%	2/21/25	180	172
	Amgen Inc.	3.125%	5/1/25	175	172
	Amgen Inc.	2.600%	8/19/26	455	431
	Amgen Inc.	2.200%	2/21/27	150	138
	Amgen Inc.	1.650%	8/15/28	200	172
	Amgen Inc.	2.000%	1/15/32	450	366
	Amgen Inc.	3.350%	2/22/32	500	458
	Amgen Inc.	3.150%	2/21/40	575	456
	Amgen Inc.	2.800%	8/15/41	450	334
	Amgen Inc.	4.950%	10/1/41	240	235
	Amgen Inc.	5.150%	11/15/41	126	125
	Amgen Inc.	4.400%	5/1/45	450	409
	Amgen Inc.	3.375%	2/21/50	725	556
	Amgen Inc.	3.000%	1/15/52	806	573
	Amgen Inc.	4.200%	2/22/52	500	439
	Amgen Inc.	2.770%	9/1/53	172	116
	Anthem Inc.	3.500%	8/15/24	475	473
	Anthem Inc.	3.350%	12/1/24	160	158
	Anthem Inc.	2.375%	1/15/25	100	96
	Anthem Inc.	2.250%	5/15/30	530	453
	Anthem Inc.	2.550%	3/15/31	650	562
	Anthem Inc.	4.100%	5/15/32	200	195
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	75	82
	Anthem Inc.	6.375%	6/15/37	50	58
	Anthem Inc.	4.625%	5/15/42	175	166
	Anthem Inc.	4.650%	1/15/43	775	737
	Anthem Inc.	5.100%	1/15/44	100	100
	Anthem Inc.	4.375%	12/1/47	300	278
	Anthem Inc.	4.550%	3/1/48	155	147
	Anthem Inc.	4.550%	5/15/52	200	190
	Anthem Inc.	4.850%	8/15/54	30	28
	Ascension Health	2.532%	11/15/29	350	315
	Ascension Health	3.106%	11/15/39	100	82
	Ascension Health	3.945%	11/15/46	175	162
[2]	Ascension Health	4.847%	11/15/53	75	79
	Astrazeneca Finance LLC	0.700%	5/28/24	250	237
	Astrazeneca Finance LLC	1.200%	5/28/26	200	181
	Astrazeneca Finance LLC	1.750%	5/28/28	200	176
	Astrazeneca Finance LLC	2.250%	5/28/31	200	174
	AstraZeneca plc	3.500%	8/17/23	225	226
	AstraZeneca plc	3.375%	11/16/25	400	396
	AstraZeneca plc	0.700%	4/8/26	500	446
	AstraZeneca plc	3.125%	6/12/27	175	169
	AstraZeneca plc	4.000%	1/17/29	200	199
	AstraZeneca plc	1.375%	8/6/30	300	246
	AstraZeneca plc	6.450%	9/15/37	450	540
	AstraZeneca plc	4.000%	9/18/42	290	267
	AstraZeneca plc	4.375%	11/16/45	200	194
	AstraZeneca plc	3.000%	5/28/51	335	266
	Banner Health	2.338%	1/1/30	125	110
	Banner Health	3.181%	1/1/50	75	58
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	202
	Baxalta Inc.	4.000%	6/23/25	97	96
	Baxalta Inc.	5.250%	6/23/45	73	73
	Baxter International Inc.	0.868%	12/1/23	200	192
	Baxter International Inc.	1.322%	11/29/24	200	188
	Baxter International Inc.	1.915%	2/1/27	250	224
	Baxter International Inc.	2.272%	12/1/28	250	219
	Baxter International Inc.	1.730%	4/1/31	300	236
	Baxter International Inc.	2.539%	2/1/32	500	422
	Baxter International Inc.	3.500%	8/15/46	100	78
	Baxter International Inc.	3.132%	12/1/51	200	146
	Baylor Scott & White Holdings	1.777%	11/15/30	100	82
	Baylor Scott & White Holdings	4.185%	11/15/45	100	94
	Baylor Scott & White Holdings	2.839%	11/15/50	350	255
	Becton Dickinson and Co.	3.734%	12/15/24	75	75
	Becton Dickinson and Co.	3.700%	6/6/27	375	363
	Becton Dickinson and Co.	1.957%	2/11/31	500	404

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Becton Dickinson and Co.	4.875%	5/15/44	26	24
	Becton Dickinson and Co.	4.685%	12/15/44	196	182
	Becton Dickinson and Co.	4.669%	6/6/47	300	280
	BHSH System Obligated Group	3.487%	7/15/49	75	62
	Biogen Inc.	4.050%	9/15/25	350	346
	Biogen Inc.	2.250%	5/1/30	600	492
	Biogen Inc.	3.150%	5/1/50	300	206
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	222
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	93
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	186
	Boston Scientific Corp.	3.450%	3/1/24	77	77
	Boston Scientific Corp.	1.900%	6/1/25	550	519
	Boston Scientific Corp.	2.650%	6/1/30	150	131
	Boston Scientific Corp.	6.750%	11/15/35	100	115
	Boston Scientific Corp.	4.550%	3/1/39	131	122
	Boston Scientific Corp.	7.375%	1/15/40	50	62
	Boston Scientific Corp.	4.700%	3/1/49	133	127
	Bristol-Myers Squibb Co.	0.537%	11/13/23	500	483
	Bristol-Myers Squibb Co.	2.900%	7/26/24	675	669
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	298
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	439
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	207
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	275
	Bristol-Myers Squibb Co.	3.400%	7/26/29	155	150
	Bristol-Myers Squibb Co.	1.450%	11/13/30	400	329
	Bristol-Myers Squibb Co.	2.950%	3/15/32	500	459
	Bristol-Myers Squibb Co.	4.125%	6/15/39	380	363
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	82
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	173
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	238
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	229
	Bristol-Myers Squibb Co.	4.250%	10/26/49	500	470
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	354
	Bristol-Myers Squibb Co.	3.700%	3/15/52	520	449
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	172
	Cardinal Health Inc.	3.079%	6/15/24	290	285
	Cardinal Health Inc.	3.750%	9/15/25	100	99
	Cardinal Health Inc.	4.600%	3/15/43	75	65
	Cardinal Health Inc.	4.500%	11/15/44	50	43
	Cardinal Health Inc.	4.900%	9/15/45	100	91
	Cardinal Health Inc.	4.368%	6/15/47	125	106
	Children's Health System of Texas	2.511%	8/15/50	100	68
	Children's Hospital Corp.	4.115%	1/1/47	75	70
	Children's Hospital Corp.	2.585%	2/1/50	50	35
	Children's Hospital Medical Center	4.268%	5/15/44	50	48
	CHRISTUS Health	4.341%	7/1/28	125	125
	Cigna Corp.	3.000%	7/15/23	700	695
	Cigna Corp.	3.500%	6/15/24	175	174
	Cigna Corp.	3.250%	4/15/25	250	245
	Cigna Corp.	4.125%	11/15/25	467	468
	Cigna Corp.	4.500%	2/25/26	390	395
	Cigna Corp.	3.400%	3/1/27	275	264
	Cigna Corp.	7.875%	5/15/27	41	47
	Cigna Corp.	4.375%	10/15/28	610	604
	Cigna Corp.	2.400%	3/15/30	765	657
	Cigna Corp.	2.375%	3/15/31	250	211
	Cigna Corp.	4.800%	8/15/38	415	404
	Cigna Corp.	3.200%	3/15/40	150	120
	Cigna Corp.	6.125%	11/15/41	92	101
	Cigna Corp.	4.800%	7/15/46	400	381
	Cigna Corp.	3.875%	10/15/47	170	140
	Cigna Corp.	4.900%	12/15/48	545	523
	Cigna Corp.	3.400%	3/15/50	375	287
	City of Hope	5.623%	11/15/43	75	81
	City of Hope	4.378%	8/15/48	100	93
	Cleveland Clinic Foundation	4.858%	1/1/14	100	96
	CommonSpirit Health	2.760%	10/1/24	100	97
	CommonSpirit Health	2.782%	10/1/30	500	427
[2]	CommonSpirit Health	4.350%	11/1/42	225	202
	CommonSpirit Health	3.817%	10/1/49	50	42
	CommonSpirit Health	4.187%	10/1/49	200	168
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Community Health Network Inc.	3.099%	5/1/50	250	187
	Cottage Health Obligated Group	3.304%	11/1/49	100	79
	CVS Health Corp.	3.375%	8/12/24	275	274
	CVS Health Corp.	3.875%	7/20/25	573	571
	CVS Health Corp.	2.875%	6/1/26	2,166	2,065
	CVS Health Corp.	3.000%	8/15/26	450	431
	CVS Health Corp.	1.300%	8/21/27	400	345
	CVS Health Corp.	4.300%	3/25/28	677	670
	CVS Health Corp.	3.250%	8/15/29	360	329
	CVS Health Corp.	1.750%	8/21/30	225	181
	CVS Health Corp.	1.875%	2/28/31	1,000	802
	CVS Health Corp.	4.875%	7/20/35	125	123
	CVS Health Corp.	4.780%	3/25/38	1,000	947
	CVS Health Corp.	6.125%	9/15/39	75	81
	CVS Health Corp.	4.125%	4/1/40	200	175
	CVS Health Corp.	2.700%	8/21/40	275	198
	CVS Health Corp.	5.300%	12/5/43	150	149
	CVS Health Corp.	5.125%	7/20/45	525	507
	CVS Health Corp.	5.050%	3/25/48	1,150	1,100
	CVS Health Corp.	4.250%	4/1/50	300	258
	Danaher Corp.	3.350%	9/15/25	100	98
	Danaher Corp.	4.375%	9/15/45	75	69
	Danaher Corp.	2.600%	10/1/50	500	348
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	90
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	127
	DH Europe Finance II Sarl	2.200%	11/15/24	250	240
	DH Europe Finance II Sarl	2.600%	11/15/29	150	134
	DH Europe Finance II Sarl	3.250%	11/15/39	175	145
	Dignity Health	3.812%	11/1/24	100	99
	Dignity Health	4.500%	11/1/42	100	91
	Dignity Health	5.267%	11/1/64	50	48
	Duke University Health System Inc.	3.920%	6/1/47	100	91
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	98
	Eli Lilly & Co.	2.750%	6/1/25	71	70
	Eli Lilly & Co.	3.375%	3/15/29	92	90
	Eli Lilly & Co.	2.500%	9/15/60	250	172
	Gilead Sciences Inc.	2.500%	9/1/23	300	297
	Gilead Sciences Inc.	3.700%	4/1/24	470	471
	Gilead Sciences Inc.	3.650%	3/1/26	575	566
	Gilead Sciences Inc.	2.950%	3/1/27	525	497
	Gilead Sciences Inc.	4.600%	9/1/35	575	570
	Gilead Sciences Inc.	4.000%	9/1/36	350	326
	Gilead Sciences Inc.	5.650%	12/1/41	175	187
	Gilead Sciences Inc.	4.800%	4/1/44	400	387
	Gilead Sciences Inc.	4.750%	3/1/46	455	436
	Gilead Sciences Inc.	2.800%	10/1/50	475	332
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	606
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	373
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	93
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	657
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	94
	GlaxoSmithKline Capital plc	0.534%	10/1/23	500	483
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	24
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	189
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	115
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	48
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	61
	HCA Inc.	5.000%	3/15/24	425	426
	HCA Inc.	5.375%	2/1/25	250	249
	HCA Inc.	5.250%	4/15/25	320	321
	HCA Inc.	5.250%	6/15/26	325	323
	HCA Inc.	4.500%	2/15/27	125	120
	HCA Inc.	4.125%	6/15/29	405	370
	HCA Inc.	3.500%	9/1/30	1,000	853
	HCA Inc.	2.375%	7/15/31	200	154
[5]	HCA Inc.	3.625%	3/15/32	250	211
	HCA Inc.	5.125%	6/15/39	200	175
[5]	HCA Inc.	4.375%	3/15/42	250	198
	HCA Inc.	5.500%	6/15/47	425	380
	HCA Inc.	5.250%	6/15/49	300	259
	HCA Inc.	3.500%	7/15/51	200	138

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	HCA Inc.	4.625%	3/15/52	300	240
	Humana Inc.	0.650%	8/3/23	300	291
	Humana Inc.	3.850%	10/1/24	326	326
	Humana Inc.	1.350%	2/3/27	200	175
	Humana Inc.	3.950%	3/15/27	150	147
	Humana Inc.	4.875%	4/1/30	135	136
	Humana Inc.	2.150%	2/3/32	200	162
	Humana Inc.	4.625%	12/1/42	110	102
	Humana Inc.	4.950%	10/1/44	270	263
	Humana Inc.	3.950%	8/15/49	40	34
	IHC Health Services Inc.	4.131%	5/15/48	100	94
	Illumina Inc.	2.550%	3/23/31	250	203
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	113
	Iowa Health System	3.665%	2/15/50	125	102
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	113
	Johnson & Johnson	3.375%	12/5/23	200	201
	Johnson & Johnson	2.625%	1/15/25	250	247
	Johnson & Johnson	2.450%	3/1/26	350	340
	Johnson & Johnson	2.950%	3/3/27	200	195
	Johnson & Johnson	0.950%	9/1/27	300	265
	Johnson & Johnson	2.900%	1/15/28	100	97
	Johnson & Johnson	1.300%	9/1/30	375	316
	Johnson & Johnson	4.950%	5/15/33	150	163
	Johnson & Johnson	4.375%	12/5/33	175	181
	Johnson & Johnson	3.550%	3/1/36	175	166
	Johnson & Johnson	3.625%	3/3/37	300	285
	Johnson & Johnson	5.950%	8/15/37	200	238
	Johnson & Johnson	2.100%	9/1/40	250	183
	Johnson & Johnson	4.500%	9/1/40	150	152
	Johnson & Johnson	4.850%	5/15/41	75	79
	Johnson & Johnson	4.500%	12/5/43	200	201
	Johnson & Johnson	3.750%	3/3/47	250	232
	Johnson & Johnson	2.250%	9/1/50	400	280
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	97
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	191
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	240
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	140
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	177
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	187
	Koninklijke KPN NV	6.875%	3/11/38	100	114
	Koninklijke Philips NV	5.000%	3/15/42	150	145
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	148
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	96
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	197
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	179
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	96
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	110
	Laboratory Corp. of America Holdings	2.700%	6/1/31	200	168
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	174
	Mass General Brigham Inc.	3.192%	7/1/49	150	117
	Mass General Brigham Inc.	3.342%	7/1/60	250	186
	Mayo Clinic	3.774%	11/15/43	75	67
	Mayo Clinic	4.128%	11/15/52	50	47
	Mayo Clinic	3.196%	11/15/61	250	188
	McKesson Corp.	3.796%	3/15/24	200	200
	McKesson Corp.	0.900%	12/3/25	500	450
[2]	MedStar Health Inc.	3.626%	8/15/49	75	61
	Medtronic Inc.	4.375%	3/15/35	511	510
	Medtronic Inc.	4.625%	3/15/45	244	245
	Memorial Health Services	3.447%	11/1/49	150	123
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	76
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	139
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	23
	Merck & Co. Inc.	2.750%	2/10/25	740	730
	Merck & Co. Inc.	1.700%	6/10/27	400	364
	Merck & Co. Inc.	3.400%	3/7/29	375	363
	Merck & Co. Inc.	1.450%	6/24/30	210	174
	Merck & Co. Inc.	2.150%	12/10/31	450	387
	Merck & Co. Inc.	6.500%	12/1/33	125	151
	Merck & Co. Inc.	3.900%	3/7/39	200	189
	Merck & Co. Inc.	3.600%	9/15/42	100	88
	Merck & Co. Inc.	4.150%	5/18/43	200	190
	Merck & Co. Inc.	3.700%	2/10/45	525	461
	Merck & Co. Inc.	4.000%	3/7/49	300	277
	Merck & Co. Inc.	2.750%	12/10/51	700	519
	Merck & Co. Inc.	2.900%	12/10/61	375	267
	Mercy Health	4.302%	7/1/28	25	25
	Methodist Hospital	2.705%	12/1/50	300	210
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	127
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	376
	MultiCare Health System	2.803%	8/15/50	250	179
	Mylan Inc.	4.200%	11/29/23	100	100
	Mylan Inc.	5.400%	11/29/43	100	84
	Mylan Inc.	5.200%	4/15/48	175	139
	New York and Presbyterian Hospital	4.024%	8/1/45	130	119
	New York and Presbyterian Hospital	4.063%	8/1/56	75	68
	New York and Presbyterian Hospital	2.606%	8/1/60	100	63
	New York and Presbyterian Hospital	3.954%	8/1/19	125	97
	Northwell Healthcare Inc.	3.979%	11/1/46	100	86
	Northwell Healthcare Inc.	4.260%	11/1/47	200	181
	Northwell Healthcare Inc.	3.809%	11/1/49	100	83
	Novant Health Inc.	2.637%	11/1/36	250	201
	Novartis Capital Corp.	3.400%	5/6/24	400	402
	Novartis Capital Corp.	1.750%	2/14/25	200	193
	Novartis Capital Corp.	2.000%	2/14/27	525	489
	Novartis Capital Corp.	3.100%	5/17/27	175	171
	Novartis Capital Corp.	2.200%	8/14/30	410	362
	Novartis Capital Corp.	3.700%	9/21/42	100	91
	Novartis Capital Corp.	4.400%	5/6/44	375	374
	Novartis Capital Corp.	4.000%	11/20/45	225	209
	Novartis Capital Corp.	2.750%	8/14/50	75	58
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	7
	NYU Langone Hospitals	4.784%	7/1/44	100	98
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	100
	NYU Langone Hospitals	3.380%	7/1/55	200	151
[2]	OhioHealth Corp.	3.042%	11/15/50	100	76
	Orlando Health Obligated Group	4.089%	10/1/48	50	45
	PeaceHealth Obligated Group	4.787%	11/15/48	75	74
	PeaceHealth Obligated Group	3.218%	11/15/50	200	151
	PerkinElmer Inc.	0.850%	9/15/24	250	232
	PerkinElmer Inc.	1.900%	9/15/28	250	208
	PerkinElmer Inc.	3.300%	9/15/29	175	154
	PerkinElmer Inc.	3.625%	3/15/51	150	112
	Pfizer Inc.	3.200%	9/15/23	125	125
	Pfizer Inc.	2.950%	3/15/24	150	149
	Pfizer Inc.	2.750%	6/3/26	590	575
	Pfizer Inc.	3.600%	9/15/28	200	199
	Pfizer Inc.	3.450%	3/15/29	375	365
	Pfizer Inc.	2.625%	4/1/30	300	274
	Pfizer Inc.	1.700%	5/28/30	225	192
	Pfizer Inc.	1.750%	8/18/31	200	167
	Pfizer Inc.	4.000%	12/15/36	300	292
	Pfizer Inc.	4.100%	9/15/38	150	145
	Pfizer Inc.	3.900%	3/15/39	125	118
	Pfizer Inc.	7.200%	3/15/39	425	557
	Pfizer Inc.	2.550%	5/28/40	200	158
	Pfizer Inc.	4.300%	6/15/43	125	121
	Pfizer Inc.	4.400%	5/15/44	200	196
	Pfizer Inc.	4.125%	12/15/46	250	240

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	4.200%	9/15/48	350	341
	Pfizer Inc.	4.000%	3/15/49	175	165
	Pfizer Inc.	2.700%	5/28/50	450	344
	Pharmacia LLC	6.600%	12/1/28	175	198
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	48
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	133
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	64
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	66
	Quest Diagnostics Inc.	4.250%	4/1/24	100	100
	Quest Diagnostics Inc.	3.500%	3/30/25	100	98
	Quest Diagnostics Inc.	3.450%	6/1/26	125	122
	Quest Diagnostics Inc.	4.200%	6/30/29	140	136
	Quest Diagnostics Inc.	2.950%	6/30/30	160	141
	Quest Diagnostics Inc.	2.800%	6/30/31	125	107
	Quest Diagnostics Inc.	5.750%	1/30/40	13	14
	Quest Diagnostics Inc.	4.700%	3/30/45	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	401
	Royalty Pharma plc	0.750%	9/2/23	300	289
	Royalty Pharma plc	1.200%	9/2/25	300	269
	Royalty Pharma plc	2.200%	9/2/30	300	242
	Royalty Pharma plc	3.550%	9/2/50	350	244
	Royalty Pharma plc	3.350%	9/2/51	250	169
	Rush Obligated Group	3.922%	11/15/29	75	72
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	88
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	21
	Sanofi	3.625%	6/19/28	225	222
	Seattle Children's Hospital	2.719%	10/1/50	200	140
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	569	563
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	552
	Smith & Nephew plc	2.032%	10/14/30	300	238
	SSM Health Care Corp.	3.823%	6/1/27	100	100
	Stanford Health Care	3.795%	11/15/48	125	110
	Stryker Corp.	3.375%	5/15/24	213	212
	Stryker Corp.	1.150%	6/15/25	100	92
	Stryker Corp.	3.375%	11/1/25	140	137
	Stryker Corp.	3.500%	3/15/26	183	179
	Stryker Corp.	3.650%	3/7/28	50	48
	Stryker Corp.	4.100%	4/1/43	75	65
	Stryker Corp.	4.375%	5/15/44	50	45
	Stryker Corp.	4.625%	3/15/46	175	167
	Sutter Health	1.321%	8/15/25	500	461
	Sutter Health	3.695%	8/15/28	75	73
	Sutter Health	4.091%	8/15/48	75	66
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	201
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	413
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	500	418
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	400	308
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	454
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	146
	Texas Health Resources	2.328%	11/15/50	300	194
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	250	243
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	250	237
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	839
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	196
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	198
	Toledo Hospital	5.325%	11/15/28	50	47
	Toledo Hospital	6.015%	11/15/48	75	70
	Trinity Health Corp.	4.125%	12/1/45	85	79
	UnitedHealth Group Inc.	3.500%	2/15/24	100	100
	UnitedHealth Group Inc.	2.375%	8/15/24	300	294
	UnitedHealth Group Inc.	3.750%	7/15/25	950	951
	UnitedHealth Group Inc.	3.700%	12/15/25	75	75
	UnitedHealth Group Inc.	3.100%	3/15/26	225	220
	UnitedHealth Group Inc.	3.450%	1/15/27	175	173
	UnitedHealth Group Inc.	3.375%	4/15/27	350	344
	UnitedHealth Group Inc.	2.950%	10/15/27	150	144
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.875%	12/15/28	150	149
	UnitedHealth Group Inc.	2.875%	8/15/29	150	139
	UnitedHealth Group Inc.	2.000%	5/15/30	755	647
	UnitedHealth Group Inc.	2.300%	5/15/31	650	563
	UnitedHealth Group Inc.	4.625%	7/15/35	175	178
	UnitedHealth Group Inc.	6.500%	6/15/37	50	60
	UnitedHealth Group Inc.	6.625%	11/15/37	125	152
	UnitedHealth Group Inc.	6.875%	2/15/38	245	304
	UnitedHealth Group Inc.	3.500%	8/15/39	240	209
	UnitedHealth Group Inc.	2.750%	5/15/40	200	156
	UnitedHealth Group Inc.	5.950%	2/15/41	60	68
	UnitedHealth Group Inc.	3.050%	5/15/41	300	242
	UnitedHealth Group Inc.	4.625%	11/15/41	110	109
	UnitedHealth Group Inc.	4.375%	3/15/42	50	48
	UnitedHealth Group Inc.	3.950%	10/15/42	175	158
	UnitedHealth Group Inc.	4.250%	3/15/43	125	118
	UnitedHealth Group Inc.	4.750%	7/15/45	305	307
	UnitedHealth Group Inc.	4.200%	1/15/47	210	196
	UnitedHealth Group Inc.	4.250%	4/15/47	290	273
	UnitedHealth Group Inc.	4.250%	6/15/48	300	281
	UnitedHealth Group Inc.	4.450%	12/15/48	150	144
	UnitedHealth Group Inc.	3.700%	8/15/49	310	265
	UnitedHealth Group Inc.	3.250%	5/15/51	750	590
	UnitedHealth Group Inc.	3.875%	8/15/59	420	363
	UnitedHealth Group Inc.	3.125%	5/15/60	250	183
[5]	Universal Health Services Inc.	2.650%	10/15/30	300	239
	UPMC	3.600%	4/3/25	125	124
	Utah Acquisition Sub Inc.	3.950%	6/15/26	889	838
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	181
	Viatris Inc.	1.650%	6/22/25	175	159
	Viatris Inc.	2.300%	6/22/27	175	150
	Viatris Inc.	2.700%	6/22/30	275	221
	Viatris Inc.	4.000%	6/22/50	250	167
	WakeMed	3.286%	10/1/52	200	152
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	50
	Wyeth LLC	7.250%	3/1/23	250	257
	Wyeth LLC	6.450%	2/1/24	300	314
	Wyeth LLC	6.500%	2/1/34	150	179
	Wyeth LLC	6.000%	2/15/36	85	97
	Wyeth LLC	5.950%	4/1/37	385	444
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	26
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	200	189
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	240
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	200	163
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	51
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	129
	Zoetis Inc.	4.500%	11/13/25	100	101
	Zoetis Inc.	3.000%	9/12/27	150	141
	Zoetis Inc.	3.900%	8/20/28	100	97
	Zoetis Inc.	2.000%	5/15/30	150	125
	Zoetis Inc.	4.700%	2/1/43	175	168
	Zoetis Inc.	3.950%	9/12/47	150	130
	Zoetis Inc.	4.450%	8/20/48	75	71
					122,478
Industrials (2.1%)
	3M Co.	3.250%	2/14/24	100	100
	3M Co.	2.000%	2/14/25	150	144
	3M Co.	2.650%	4/15/25	100	98
	3M Co.	3.000%	8/7/25	100	98
	3M Co.	2.250%	9/19/26	150	142
	3M Co.	2.875%	10/15/27	125	120
	3M Co.	3.375%	3/1/29	150	144
	3M Co.	2.375%	8/26/29	360	322
	3M Co.	3.125%	9/19/46	75	59
	3M Co.	3.625%	10/15/47	100	85
	3M Co.	4.000%	9/14/48	250	226
	3M Co.	3.250%	8/26/49	300	239
	3M Co.	3.700%	4/15/50	125	108
	Allegion plc	3.500%	10/1/29	75	67
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	161

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	250	212
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	39	36
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	111	101
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	112	99
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	38	35
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	45	39
	Amphenol Corp.	3.200%	4/1/24	50	50
	Amphenol Corp.	2.050%	3/1/25	40	38
	Amphenol Corp.	4.350%	6/1/29	100	98
	Amphenol Corp.	2.800%	2/15/30	275	239
	Amphenol Corp.	2.200%	9/15/31	100	82
	Block Financial LLC	5.250%	10/1/25	100	101
	Block Financial LLC	3.875%	8/15/30	200	181
	BNSF Funding Trust I	6.613%	12/15/55	65	64
	Boeing Co.	2.800%	3/1/23	400	398
	Boeing Co.	4.508%	5/1/23	625	628
	Boeing Co.	1.875%	6/15/23	200	196
	Boeing Co.	1.950%	2/1/24	500	483
	Boeing Co.	1.433%	2/4/24	500	478
	Boeing Co.	2.800%	3/1/24	75	74
	Boeing Co.	2.850%	10/30/24	100	97
	Boeing Co.	2.500%	3/1/25	145	137
	Boeing Co.	4.875%	5/1/25	795	792
	Boeing Co.	2.196%	2/4/26	1,200	1,083
	Boeing Co.	3.100%	5/1/26	100	94
	Boeing Co.	2.250%	6/15/26	50	45
	Boeing Co.	2.700%	2/1/27	195	174
	Boeing Co.	2.800%	3/1/27	50	45
	Boeing Co.	5.040%	5/1/27	360	356
	Boeing Co.	3.250%	3/1/28	100	90
	Boeing Co.	3.450%	11/1/28	500	446
	Boeing Co.	3.200%	3/1/29	200	173
	Boeing Co.	2.950%	2/1/30	190	158
	Boeing Co.	5.150%	5/1/30	945	907
	Boeing Co.	6.125%	2/15/33	75	77
	Boeing Co.	3.600%	5/1/34	350	279
	Boeing Co.	3.250%	2/1/35	190	145
	Boeing Co.	6.625%	2/15/38	50	51
	Boeing Co.	3.550%	3/1/38	50	36
	Boeing Co.	3.500%	3/1/39	75	54
	Boeing Co.	6.875%	3/15/39	100	104
	Boeing Co.	5.875%	2/15/40	75	70
	Boeing Co.	5.705%	5/1/40	740	691
	Boeing Co.	3.375%	6/15/46	75	50
	Boeing Co.	3.650%	3/1/47	150	102
	Boeing Co.	3.625%	3/1/48	75	50
	Boeing Co.	3.850%	11/1/48	60	43
	Boeing Co.	3.900%	5/1/49	150	107
	Boeing Co.	3.750%	2/1/50	150	106
	Boeing Co.	5.805%	5/1/50	1,130	1,041
	Boeing Co.	3.825%	3/1/59	200	129
	Boeing Co.	3.950%	8/1/59	75	51
	Boeing Co.	5.930%	5/1/60	735	672
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	75
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	201
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	150
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	99
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	75
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	220
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	146
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	128
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	265
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	236
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	189
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	166
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	130
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	101
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	144
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	114
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	73
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	133
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	115
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	342
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	184
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	334
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	153
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	149
	Canadian National Railway Co.	2.950%	11/21/24	233	229
	Canadian National Railway Co.	6.250%	8/1/34	75	86
	Canadian National Railway Co.	6.200%	6/1/36	75	84
	Canadian National Railway Co.	6.375%	11/15/37	100	114
	Canadian National Railway Co.	2.450%	5/1/50	425	285
	Canadian Pacific Railway Co.	2.050%	3/5/30	200	169
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	116
	Canadian Pacific Railway Co.	2.450%	12/2/31	250	214
	Canadian Pacific Railway Co.	5.950%	5/15/37	450	497
	Canadian Pacific Railway Co.	3.000%	12/2/41	500	393
	Canadian Pacific Railway Co.	3.100%	12/2/51	500	368
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	125
	Carrier Global Corp.	2.242%	2/15/25	400	380
	Carrier Global Corp.	2.493%	2/15/27	250	228
	Carrier Global Corp.	2.722%	2/15/30	600	519
	Carrier Global Corp.	2.700%	2/15/31	85	72
	Carrier Global Corp.	3.377%	4/5/40	300	236
	Carrier Global Corp.	3.577%	4/5/50	400	304
	Caterpillar Financial Services Corp.	0.650%	7/7/23	250	244
	Caterpillar Financial Services Corp.	3.650%	12/7/23	70	71
	Caterpillar Financial Services Corp.	0.950%	1/10/24	200	193
	Caterpillar Financial Services Corp.	2.850%	5/17/24	125	124
	Caterpillar Financial Services Corp.	3.300%	6/9/24	250	250
	Caterpillar Financial Services Corp.	0.600%	9/13/24	200	188
	Caterpillar Financial Services Corp.	2.150%	11/8/24	300	291
	Caterpillar Financial Services Corp.	3.250%	12/1/24	477	476
	Caterpillar Financial Services Corp.	1.450%	5/15/25	100	94
	Caterpillar Financial Services Corp.	0.800%	11/13/25	500	454
	Caterpillar Financial Services Corp.	0.900%	3/2/26	500	454
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	95
	Caterpillar Financial Services Corp.	1.150%	9/14/26	200	180
	Caterpillar Financial Services Corp.	1.700%	1/8/27	200	183
	Caterpillar Inc.	3.400%	5/15/24	150	151
	Caterpillar Inc.	2.600%	9/19/29	200	183
	Caterpillar Inc.	2.600%	4/9/30	120	109
	Caterpillar Inc.	6.050%	8/15/36	100	116
	Caterpillar Inc.	5.200%	5/27/41	150	161
	Caterpillar Inc.	3.803%	8/15/42	243	222
	Caterpillar Inc.	3.250%	9/19/49	200	164
	Caterpillar Inc.	3.250%	4/9/50	200	166
	Caterpillar Inc.	4.750%	5/15/64	100	101
	Cintas Corp. No. 2	3.700%	4/1/27	175	173
	CNH Industrial Capital LLC	1.950%	7/2/23	75	73
	CNH Industrial Capital LLC	4.200%	1/15/24	675	675
	CNH Industrial Capital LLC	1.450%	7/15/26	200	177
	CNH Industrial NV	3.850%	11/15/27	100	94
[2]	Continental Airlines Class A Series 2012-2 Pass Through Trust	4.000%	4/29/26	29	27
	Crane Co.	4.450%	12/15/23	50	50
	Crane Co.	4.200%	3/15/48	125	102
	CSX Corp.	3.400%	8/1/24	62	62
	CSX Corp.	3.350%	11/1/25	150	147
	CSX Corp.	3.250%	6/1/27	150	144
	CSX Corp.	3.800%	3/1/28	350	342
	CSX Corp.	4.250%	3/15/29	200	199
	CSX Corp.	2.400%	2/15/30	172	151
	CSX Corp.	6.220%	4/30/40	152	172
	CSX Corp.	5.500%	4/15/41	225	237
	CSX Corp.	4.750%	5/30/42	210	200
	CSX Corp.	4.100%	3/15/44	150	132

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	4.300%	3/1/48	250	229
	CSX Corp.	4.500%	3/15/49	225	210
	CSX Corp.	3.350%	9/15/49	265	207
	CSX Corp.	4.500%	8/1/54	25	23
	CSX Corp.	4.250%	11/1/66	150	127
	CSX Corp.	4.650%	3/1/68	75	68
	Cummins Inc.	0.750%	9/1/25	400	365
	Cummins Inc.	1.500%	9/1/30	300	243
	Cummins Inc.	2.600%	9/1/50	200	137
	Deere & Co.	2.750%	4/15/25	100	98
	Deere & Co.	5.375%	10/16/29	125	135
	Deere & Co.	7.125%	3/3/31	100	120
	Deere & Co.	3.900%	6/9/42	250	234
	Deere & Co.	2.875%	9/7/49	200	157
	Deere & Co.	3.750%	4/15/50	175	160
	Delta Air Lines Class AA Series 2019-1 Pass Through Trust	3.204%	10/25/25	75	72
[2]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	132	116
[5]	Delta Air Lines Inc.	7.000%	5/1/25	293	297
[2,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	200	189
	Dover Corp.	3.150%	11/15/25	200	197
	Dover Corp.	2.950%	11/4/29	75	68
	Eaton Corp.	4.150%	11/2/42	150	135
	Emerson Electric Co.	2.000%	12/21/28	200	177
	Emerson Electric Co.	1.950%	10/15/30	100	84
	Emerson Electric Co.	2.200%	12/21/31	200	169
	Emerson Electric Co.	2.750%	10/15/50	150	108
	Emerson Electric Co.	2.800%	12/21/51	200	146
	FedEx Corp.	3.250%	4/1/26	100	98
	FedEx Corp.	3.100%	8/5/29	200	182
	FedEx Corp.	4.250%	5/15/30	100	97
	FedEx Corp.	3.900%	2/1/35	200	179
	FedEx Corp.	4.100%	4/15/43	75	63
	FedEx Corp.	5.100%	1/15/44	250	241
	FedEx Corp.	4.100%	2/1/45	125	105
	FedEx Corp.	4.750%	11/15/45	250	230
	FedEx Corp.	4.550%	4/1/46	225	202
	FedEx Corp.	4.400%	1/15/47	125	110
	FedEx Corp.	4.050%	2/15/48	200	168
	FedEx Corp.	4.950%	10/17/48	250	238
	FedEx Corp.	5.250%	5/15/50	250	250
	FedEx Corp.	4.500%	2/1/65	60	51
[2]	FedEx Corp. Class AA Series 2020-1 Pass Through Trust	1.875%	8/20/35	460	395
	Fortive Corp.	3.150%	6/15/26	150	142
	Fortive Corp.	4.300%	6/15/46	100	87
	GE Capital Funding LLC	3.450%	5/15/25	445	437
	GE Capital Funding LLC	4.550%	5/15/32	200	193
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	1,670	1,563
	General Dynamics Corp.	1.875%	8/15/23	300	296
	General Dynamics Corp.	2.375%	11/15/24	320	312
	General Dynamics Corp.	3.250%	4/1/25	150	149
	General Dynamics Corp.	3.500%	5/15/25	200	199
	General Dynamics Corp.	3.500%	4/1/27	100	98
	General Dynamics Corp.	2.625%	11/15/27	200	187
	General Dynamics Corp.	3.750%	5/15/28	200	197
	General Dynamics Corp.	3.625%	4/1/30	200	194
	General Dynamics Corp.	4.250%	4/1/40	150	144
	General Dynamics Corp.	3.600%	11/15/42	100	86
	General Electric Co.	3.150%	9/7/22	91	91
	General Electric Co.	6.750%	3/15/32	705	789
	General Electric Co.	5.875%	1/14/38	560	583
	GXO Logistics Inc.	2.650%	7/15/31	250	197
	Honeywell International Inc.	2.300%	8/15/24	425	417
	Honeywell International Inc.	1.350%	6/1/25	275	259
	Honeywell International Inc.	2.500%	11/1/26	50	48
	Honeywell International Inc.	1.100%	3/1/27	250	222
	Honeywell International Inc.	2.700%	8/15/29	100	92
	Honeywell International Inc.	1.950%	6/1/30	1,000	859
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	1.750%	9/1/31	250	207
	Honeywell International Inc.	5.700%	3/15/37	200	227
	Honeywell International Inc.	5.375%	3/1/41	150	162
	Hubbell Inc.	3.350%	3/1/26	75	73
	Hubbell Inc.	3.150%	8/15/27	50	47
	Hubbell Inc.	3.500%	2/15/28	175	168
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	200	193
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	100	98
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	170
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	188
	IDEX Corp.	3.000%	5/1/30	75	65
	Illinois Tool Works Inc.	3.500%	3/1/24	200	201
	Illinois Tool Works Inc.	2.650%	11/15/26	300	287
	Illinois Tool Works Inc.	4.875%	9/15/41	75	77
	Illinois Tool Works Inc.	3.900%	9/1/42	250	221
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	198
[2]	JetBlue Class A Series 2020-1 Pass Through Trust	4.000%	5/15/34	135	124
[2]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	134	113
	John Deere Capital Corp.	0.700%	7/5/23	100	98
	John Deere Capital Corp.	3.650%	10/12/23	50	50
	John Deere Capital Corp.	0.900%	1/10/24	300	290
	John Deere Capital Corp.	2.600%	3/7/24	75	74
	John Deere Capital Corp.	2.650%	6/24/24	75	74
	John Deere Capital Corp.	0.625%	9/10/24	200	189
	John Deere Capital Corp.	2.050%	1/9/25	350	339
	John Deere Capital Corp.	1.250%	1/10/25	500	475
	John Deere Capital Corp.	3.450%	3/13/25	300	301
	John Deere Capital Corp.	3.400%	9/11/25	75	75
	John Deere Capital Corp.	0.700%	1/15/26	300	271
	John Deere Capital Corp.	2.650%	6/10/26	100	96
	John Deere Capital Corp.	1.050%	6/17/26	200	181
	John Deere Capital Corp.	2.250%	9/14/26	125	118
	John Deere Capital Corp.	2.800%	9/8/27	150	143
	John Deere Capital Corp.	3.050%	1/6/28	100	96
	John Deere Capital Corp.	3.450%	3/7/29	50	48
	John Deere Capital Corp.	2.800%	7/18/29	150	138
	John Deere Capital Corp.	2.450%	1/9/30	325	291
	Johnson Controls International plc	3.625%	7/2/24	126	125
	Johnson Controls International plc	3.900%	2/14/26	37	37
	Johnson Controls International plc	6.000%	1/15/36	39	42
	Johnson Controls International plc	4.625%	7/2/44	175	157
	Johnson Controls International plc	5.125%	9/14/45	14	14
	Johnson Controls International plc	4.500%	2/15/47	100	87
	Johnson Controls International plc	4.950%	7/2/64	72	63
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	200	159
	Kansas City Southern	2.875%	11/15/29	100	89
	Kansas City Southern	4.300%	5/15/43	75	65
	Kansas City Southern	4.950%	8/15/45	125	121
	Kansas City Southern	4.700%	5/1/48	225	211
	Kansas City Southern	3.500%	5/1/50	100	78
	Kennametal Inc.	4.625%	6/15/28	120	117
	Keysight Technologies Inc.	4.550%	10/30/24	195	198
	Keysight Technologies Inc.	4.600%	4/6/27	125	125
	Keysight Technologies Inc.	3.000%	10/30/29	100	89
	Kirby Corp.	4.200%	3/1/28	300	279
	L3Harris Technologies Inc.	3.950%	5/28/24	103	103
	L3Harris Technologies Inc.	3.832%	4/27/25	200	198
	L3Harris Technologies Inc.	3.850%	12/15/26	50	49
	L3Harris Technologies Inc.	4.400%	6/15/28	175	172
	L3Harris Technologies Inc.	4.854%	4/27/35	100	98
	L3Harris Technologies Inc.	5.054%	4/27/45	100	97
	Legrand France SA	8.500%	2/15/25	68	75
	Lennox International Inc.	3.000%	11/15/23	100	99
	Lennox International Inc.	1.700%	8/1/27	50	44
	Lockheed Martin Corp.	3.550%	1/15/26	190	190
	Lockheed Martin Corp.	3.900%	6/15/32	100	99
	Lockheed Martin Corp.	3.600%	3/1/35	150	138
	Lockheed Martin Corp.	4.500%	5/15/36	100	100
	Lockheed Martin Corp.	6.150%	9/1/36	300	347

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lockheed Martin Corp.	4.070%	12/15/42	270	251
Lockheed Martin Corp.	3.800%	3/1/45	100	88
Lockheed Martin Corp.	4.700%	5/15/46	275	278
Lockheed Martin Corp.	2.800%	6/15/50	175	131
Lockheed Martin Corp.	4.090%	9/15/52	331	308
Lockheed Martin Corp.	4.300%	6/15/62	125	118
Norfolk Southern Corp.	3.850%	1/15/24	75	75
Norfolk Southern Corp.	3.650%	8/1/25	50	50
Norfolk Southern Corp.	2.900%	6/15/26	310	297
Norfolk Southern Corp.	7.800%	5/15/27	60	69
Norfolk Southern Corp.	3.150%	6/1/27	125	119
Norfolk Southern Corp.	3.800%	8/1/28	113	111
Norfolk Southern Corp.	2.550%	11/1/29	200	179
Norfolk Southern Corp.	3.000%	3/15/32	200	181
Norfolk Southern Corp.	4.837%	10/1/41	113	110
Norfolk Southern Corp.	4.450%	6/15/45	75	70
Norfolk Southern Corp.	4.650%	1/15/46	75	72
Norfolk Southern Corp.	4.150%	2/28/48	25	22
Norfolk Southern Corp.	4.100%	5/15/49	73	65
Norfolk Southern Corp.	3.400%	11/1/49	75	59
Norfolk Southern Corp.	3.050%	5/15/50	350	257
Norfolk Southern Corp.	4.050%	8/15/52	239	208
Norfolk Southern Corp.	3.155%	5/15/55	438	319
Norfolk Southern Corp.	4.100%	5/15/21	100	76
Northrop Grumman Corp.	3.250%	8/1/23	150	150
Northrop Grumman Corp.	2.930%	1/15/25	275	269
Northrop Grumman Corp.	3.200%	2/1/27	150	144
Northrop Grumman Corp.	3.250%	1/15/28	100	95
Northrop Grumman Corp.	4.400%	5/1/30	290	290
Northrop Grumman Corp.	5.150%	5/1/40	465	471
Northrop Grumman Corp.	5.050%	11/15/40	150	150
Northrop Grumman Corp.	4.750%	6/1/43	275	264
Northrop Grumman Corp.	4.030%	10/15/47	380	337
Northrop Grumman Corp.	5.250%	5/1/50	310	327
Nvent Finance Sarl	4.550%	4/15/28	100	97
Oshkosh Corp.	4.600%	5/15/28	185	182
Oshkosh Corp.	3.100%	3/1/30	60	51
Otis Worldwide Corp.	2.293%	4/5/27	200	181
Otis Worldwide Corp.	2.565%	2/15/30	300	259
Otis Worldwide Corp.	3.112%	2/15/40	400	310
Otis Worldwide Corp.	3.362%	2/15/50	150	113
PACCAR Financial Corp.	3.400%	8/9/23	100	100
PACCAR Financial Corp.	0.350%	8/11/23	500	485
PACCAR Financial Corp.	2.150%	8/15/24	75	73
PACCAR Financial Corp.	1.800%	2/6/25	60	57
Parker-Hannifin Corp.	2.700%	6/14/24	110	108
Parker-Hannifin Corp.	3.650%	6/15/24	225	224
Parker-Hannifin Corp.	3.300%	11/21/24	290	286
Parker-Hannifin Corp.	3.250%	3/1/27	125	119
Parker-Hannifin Corp.	3.250%	6/14/29	75	69
Parker-Hannifin Corp.	6.250%	5/15/38	150	164
Parker-Hannifin Corp.	4.450%	11/21/44	200	179
Parker-Hannifin Corp.	4.000%	6/14/49	215	182
Precision Castparts Corp.	3.250%	6/15/25	175	174
Precision Castparts Corp.	4.375%	6/15/45	200	191
Quanta Services Inc.	2.900%	10/1/30	400	329
Raytheon Technologies Corp.	3.200%	3/15/24	175	175
Raytheon Technologies Corp.	3.950%	8/16/25	400	402
Raytheon Technologies Corp.	3.500%	3/15/27	300	293
Raytheon Technologies Corp.	3.125%	5/4/27	225	215
Raytheon Technologies Corp.	7.200%	8/15/27	25	28
Raytheon Technologies Corp.	4.125%	11/16/28	750	741
Raytheon Technologies Corp.	2.250%	7/1/30	300	259
Raytheon Technologies Corp.	1.900%	9/1/31	200	164
Raytheon Technologies Corp.	2.375%	3/15/32	200	169
Raytheon Technologies Corp.	5.400%	5/1/35	150	159
Raytheon Technologies Corp.	6.050%	6/1/36	100	113
Raytheon Technologies Corp.	6.125%	7/15/38	50	56
Raytheon Technologies Corp.	4.450%	11/16/38	175	168
Raytheon Technologies Corp.	4.700%	12/15/41	50	48
Raytheon Technologies Corp.	4.500%	6/1/42	675	643
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.800%	12/15/43	65	64
	Raytheon Technologies Corp.	4.150%	5/15/45	200	178
	Raytheon Technologies Corp.	3.750%	11/1/46	200	170
	Raytheon Technologies Corp.	4.350%	4/15/47	250	231
	Raytheon Technologies Corp.	4.050%	5/4/47	300	266
	Raytheon Technologies Corp.	4.625%	11/16/48	350	341
	Raytheon Technologies Corp.	3.125%	7/1/50	300	230
	Raytheon Technologies Corp.	2.820%	9/1/51	200	143
	Raytheon Technologies Corp.	3.030%	3/15/52	200	150
	Republic Services Inc.	2.500%	8/15/24	200	194
	Republic Services Inc.	0.875%	11/15/25	500	451
	Republic Services Inc.	6.200%	3/1/40	175	194
	Republic Services Inc.	5.700%	5/15/41	100	107
	Rockwell Automation Inc.	3.500%	3/1/29	100	96
	Rockwell Automation Inc.	1.750%	8/15/31	200	164
	Rockwell Automation Inc.	4.200%	3/1/49	125	116
	Rockwell Automation Inc.	2.800%	8/15/61	200	131
	Ryder System Inc.	3.750%	6/9/23	225	224
	Ryder System Inc.	3.650%	3/18/24	150	149
	Ryder System Inc.	2.500%	9/1/24	50	48
	Ryder System Inc.	4.625%	6/1/25	193	194
	Ryder System Inc.	2.900%	12/1/26	100	93
	Snap-on Inc.	3.250%	3/1/27	50	49
	Snap-on Inc.	4.100%	3/1/48	75	68
	Snap-on Inc.	3.100%	5/1/50	75	59
	Southwest Airlines Co.	5.250%	5/4/25	1,000	1,020
	Southwest Airlines Co.	3.000%	11/15/26	100	93
	Southwest Airlines Co.	5.125%	6/15/27	475	479
	Southwest Airlines Co.	3.450%	11/16/27	50	47
	Southwest Airlines Co.	2.625%	2/10/30	100	84
[2]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	2/1/24	4	4
[2]	Spirit Airlines Class A Series 2015-1 Pass Through Trust	4.100%	10/1/29	16	15
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	98
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	76
	Stanley Black & Decker Inc.	4.000%	3/15/60	400	348
	Teledyne Technologies Inc.	0.950%	4/1/24	300	284
	Teledyne Technologies Inc.	2.750%	4/1/31	300	251
	Textron Inc.	4.000%	3/15/26	200	198
	Textron Inc.	3.650%	3/15/27	250	242
	Textron Inc.	3.900%	9/17/29	225	212
	Timken Co.	3.875%	9/1/24	100	99
	Timken Co.	4.500%	12/15/28	25	24
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	129
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	375	370
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	75	73
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	225	211
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	75	67
	Trimble Inc.	4.750%	12/1/24	93	93
	Trimble Inc.	4.900%	6/15/28	50	48
	Tyco Electronics Group SA	3.450%	8/1/24	125	125
	Tyco Electronics Group SA	3.125%	8/15/27	200	192
	Tyco Electronics Group SA	2.500%	2/4/32	200	175
	Tyco Electronics Group SA	7.125%	10/1/37	125	156
	Union Pacific Corp.	3.500%	6/8/23	150	150
	Union Pacific Corp.	3.646%	2/15/24	50	50
	Union Pacific Corp.	3.150%	3/1/24	100	99
	Union Pacific Corp.	3.250%	1/15/25	206	205
	Union Pacific Corp.	3.750%	7/15/25	560	560
	Union Pacific Corp.	2.750%	3/1/26	75	72
	Union Pacific Corp.	2.150%	2/5/27	513	476
	Union Pacific Corp.	2.400%	2/5/30	200	177
	Union Pacific Corp.	2.800%	2/14/32	100	89
	Union Pacific Corp.	3.375%	2/1/35	100	89
	Union Pacific Corp.	2.891%	4/6/36	500	414
	Union Pacific Corp.	3.600%	9/15/37	290	259

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.250%	2/5/50	200	157
	Union Pacific Corp.	2.950%	3/10/52	250	185
	Union Pacific Corp.	3.500%	2/14/53	250	204
	Union Pacific Corp.	3.875%	2/1/55	100	86
	Union Pacific Corp.	3.950%	8/15/59	100	85
	Union Pacific Corp.	3.839%	3/20/60	386	323
	Union Pacific Corp.	2.973%	9/16/62	325	225
	Union Pacific Corp.	3.799%	4/6/71	535	429
[2]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	47	45
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	62	58
	United Airlines Class A Series 2015-1 Pass Through Trust	3.700%	6/1/24	60	59
[2]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	1/7/30	38	33
[2]	United Airlines Class A Series 2016-2 Pass Through Trust	3.100%	4/7/30	38	32
[2]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	6/1/29	124	114
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	305	274
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	57	52
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	159	148
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	5.875%	4/15/29	584	574
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	91	77
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	166	157
	United Parcel Service Inc.	2.800%	11/15/24	186	184
	United Parcel Service Inc.	3.900%	4/1/25	300	302
	United Parcel Service Inc.	2.400%	11/15/26	399	379
	United Parcel Service Inc.	3.400%	3/15/29	100	96
	United Parcel Service Inc.	2.500%	9/1/29	100	91
	United Parcel Service Inc.	6.200%	1/15/38	173	202
	United Parcel Service Inc.	5.200%	4/1/40	255	270
	United Parcel Service Inc.	4.875%	11/15/40	75	76
	United Parcel Service Inc.	3.625%	10/1/42	100	87
	United Parcel Service Inc.	3.400%	11/15/46	110	91
	United Parcel Service Inc.	4.250%	3/15/49	125	120
	United Parcel Service Inc.	3.400%	9/1/49	200	169
	United Parcel Service Inc.	5.300%	4/1/50	300	330
	Valmont Industries Inc.	5.000%	10/1/44	150	138
	Valmont Industries Inc.	5.250%	10/1/54	75	72
	Waste Connections Inc.	4.250%	12/1/28	51	50
	Waste Connections Inc.	3.500%	5/1/29	200	188
	Waste Connections Inc.	2.600%	2/1/30	139	122
	Waste Connections Inc.	2.200%	1/15/32	200	164
	Waste Connections Inc.	3.050%	4/1/50	75	55
	Waste Connections Inc.	2.950%	1/15/52	200	143
	Waste Management Inc.	0.750%	11/15/25	100	91
	Waste Management Inc.	3.150%	11/15/27	125	120
	Waste Management Inc.	1.500%	3/15/31	200	159
	Waste Management Inc.	2.950%	6/1/41	200	156
	Waste Management Inc.	2.500%	11/15/50	200	136
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	275	274
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	360	344
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	175	168
	WW Grainger Inc.	1.850%	2/15/25	75	71
	WW Grainger Inc.	3.750%	5/15/46	75	64
	WW Grainger Inc.	4.200%	5/15/47	75	69
	Xylem Inc.	3.250%	11/1/26	100	97
	Xylem Inc.	1.950%	1/30/28	100	88
	Xylem Inc.	2.250%	1/30/31	100	83
	Xylem Inc.	4.375%	11/1/46	100	91
					89,316
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Materials (0.8%)
Air Products and Chemicals Inc.	3.350%	7/31/24	500	499
Air Products and Chemicals Inc.	2.050%	5/15/30	200	173
Air Products and Chemicals Inc.	2.700%	5/15/40	200	159
Air Products and Chemicals Inc.	2.800%	5/15/50	200	151
Albemarle Corp.	5.450%	12/1/44	75	72
Amcor Flexibles North America Inc.	3.100%	9/15/26	50	48
Amcor Flexibles North America Inc.	2.630%	6/19/30	125	103
Amcor Flexibles North America Inc.	2.690%	5/25/31	200	163
AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	170
AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	166
ArcelorMittal SA	4.550%	3/11/26	100	99
ArcelorMittal SA	4.250%	7/16/29	100	95
ArcelorMittal SA	7.000%	10/15/39	100	102
ArcelorMittal SA	6.750%	3/1/41	100	99
Avery Dennison Corp.	4.875%	12/6/28	75	75
Barrick Gold Corp.	6.450%	10/15/35	75	83
Barrick North America Finance LLC	5.700%	5/30/41	450	466
Barrick North America Finance LLC	5.750%	5/1/43	150	156
Berry Global Inc.	0.950%	2/15/24	200	189
Berry Global Inc.	1.570%	1/15/26	400	357
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	139
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	592
Cabot Corp.	4.000%	7/1/29	55	51
Carlisle Cos. Inc.	3.500%	12/1/24	50	49
Carlisle Cos. Inc.	3.750%	12/1/27	125	119
Carlisle Cos. Inc.	2.750%	3/1/30	150	126
Celanese US Holdings LLC	3.500%	5/8/24	100	99
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	277
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	167
CF Industries Inc.	5.150%	3/15/34	200	195
CF Industries Inc.	4.950%	6/1/43	300	269
CF Industries Inc.	5.375%	3/15/44	100	93
Dow Chemical Co.	4.550%	11/30/25	10	10
Dow Chemical Co.	4.800%	11/30/28	225	226
Dow Chemical Co.	2.100%	11/15/30	400	329
Dow Chemical Co.	4.250%	10/1/34	106	100
Dow Chemical Co.	9.400%	5/15/39	203	289
Dow Chemical Co.	5.250%	11/15/41	100	99
Dow Chemical Co.	4.625%	10/1/44	200	181
Dow Chemical Co.	5.550%	11/30/48	100	101
DuPont de Nemours Inc.	4.205%	11/15/23	475	478
DuPont de Nemours Inc.	4.493%	11/15/25	350	352
DuPont de Nemours Inc.	4.725%	11/15/28	425	427
DuPont de Nemours Inc.	5.319%	11/15/38	300	297
DuPont de Nemours Inc.	5.419%	11/15/48	475	472
Eastman Chemical Co.	3.800%	3/15/25	200	198
Eastman Chemical Co.	4.800%	9/1/42	225	203
Eastman Chemical Co.	4.650%	10/15/44	150	130
Ecolab Inc.	0.900%	12/15/23	100	97
Ecolab Inc.	2.700%	11/1/26	200	192
Ecolab Inc.	1.650%	2/1/27	100	91
Ecolab Inc.	3.250%	12/1/27	100	97
Ecolab Inc.	4.800%	3/24/30	300	311
Ecolab Inc.	1.300%	1/30/31	500	401
Ecolab Inc.	2.125%	2/1/32	100	84
Ecolab Inc.	2.700%	12/15/51	100	71
Ecolab Inc.	2.750%	8/18/55	100	70
EI du Pont de Nemours and Co.	1.700%	7/15/25	100	94
EI du Pont de Nemours and Co.	2.300%	7/15/30	100	87
Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	148
FMC Corp.	4.100%	2/1/24	250	250
FMC Corp.	3.200%	10/1/26	50	48
FMC Corp.	3.450%	10/1/29	100	91
FMC Corp.	4.500%	10/1/49	100	86
Freeport-McMoRan Inc.	4.550%	11/14/24	100	100
Freeport-McMoRan Inc.	5.000%	9/1/27	200	198
Freeport-McMoRan Inc.	4.125%	3/1/28	100	93
Freeport-McMoRan Inc.	4.375%	8/1/28	100	94
Freeport-McMoRan Inc.	5.250%	9/1/29	100	96
Freeport-McMoRan Inc.	4.250%	3/1/30	100	92

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Freeport-McMoRan Inc.	4.625%	8/1/30	200	185
Freeport-McMoRan Inc.	5.400%	11/14/34	100	98
Freeport-McMoRan Inc.	5.450%	3/15/43	400	370
Georgia-Pacific LLC	8.000%	1/15/24	250	265
Georgia-Pacific LLC	7.375%	12/1/25	100	111
Georgia-Pacific LLC	8.875%	5/15/31	250	325
Huntsman International LLC	2.950%	6/15/31	100	83
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	49
International Flavors & Fragrances Inc.	4.375%	6/1/47	90	77
International Flavors & Fragrances Inc.	5.000%	9/26/48	100	93
International Paper Co.	5.000%	9/15/35	100	101
International Paper Co.	7.300%	11/15/39	100	117
International Paper Co.	4.800%	6/15/44	200	185
International Paper Co.	4.400%	8/15/47	200	178
Kinross Gold Corp.	5.950%	3/15/24	75	77
Kinross Gold Corp.	4.500%	7/15/27	25	24
Linde Inc.	2.650%	2/5/25	147	145
Linde Inc.	1.100%	8/10/30	500	401
Linde Inc.	3.550%	11/7/42	50	43
LYB International Finance BV	5.250%	7/15/43	200	187
LYB International Finance III LLC	1.250%	10/1/25	491	444
LYB International Finance III LLC	3.375%	10/1/40	200	153
LYB International Finance III LLC	4.200%	10/15/49	135	110
LYB International Finance III LLC	3.625%	4/1/51	400	296
LyondellBasell Industries NV	4.625%	2/26/55	425	363
Martin Marietta Materials Inc.	0.650%	7/15/23	50	48
Martin Marietta Materials Inc.	4.250%	7/2/24	100	100
Martin Marietta Materials Inc.	3.450%	6/1/27	50	48
Martin Marietta Materials Inc.	3.500%	12/15/27	100	94
Martin Marietta Materials Inc.	2.500%	3/15/30	100	84
Martin Marietta Materials Inc.	2.400%	7/15/31	150	123
Martin Marietta Materials Inc.	4.250%	12/15/47	175	146
Martin Marietta Materials Inc.	3.200%	7/15/51	220	156
Mosaic Co.	4.250%	11/15/23	175	176
Mosaic Co.	4.050%	11/15/27	200	196
Mosaic Co.	5.450%	11/15/33	100	104
Mosaic Co.	4.875%	11/15/41	50	45
Mosaic Co.	5.625%	11/15/43	100	103
Newmont Corp.	2.800%	10/1/29	150	133
Newmont Corp.	2.250%	10/1/30	200	166
Newmont Corp.	2.600%	7/15/32	200	165
Newmont Corp.	5.875%	4/1/35	100	105
Newmont Corp.	6.250%	10/1/39	225	247
Newmont Corp.	5.450%	6/9/44	200	201
Nucor Corp.	2.000%	6/1/25	100	94
Nucor Corp.	3.950%	5/1/28	100	97
Nucor Corp.	2.700%	6/1/30	100	87
Nucor Corp.	3.125%	4/1/32	100	87
Nucor Corp.	2.979%	12/15/55	300	203
Nutrien Ltd.	3.000%	4/1/25	250	244
Nutrien Ltd.	4.000%	12/15/26	50	50
Nutrien Ltd.	2.950%	5/13/30	175	156
Nutrien Ltd.	4.125%	3/15/35	250	232
Nutrien Ltd.	5.625%	12/1/40	275	287
Nutrien Ltd.	4.900%	6/1/43	50	48
Nutrien Ltd.	5.250%	1/15/45	191	190
Nutrien Ltd.	5.000%	4/1/49	100	99
Owens Corning	3.400%	8/15/26	200	191
Owens Corning	3.950%	8/15/29	100	93
Owens Corning	3.875%	6/1/30	50	46
Owens Corning	4.300%	7/15/47	200	164
Owens Corning	4.400%	1/30/48	75	62
Packaging Corp. of America	3.400%	12/15/27	100	96
Packaging Corp. of America	3.000%	12/15/29	140	126
Packaging Corp. of America	4.050%	12/15/49	90	74
Packaging Corp. of America	3.050%	10/1/51	200	142
PPG Industries Inc.	2.400%	8/15/24	200	194
PPG Industries Inc.	2.550%	6/15/30	300	264
Reliance Steel & Aluminum Co.	1.300%	8/15/25	200	182
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Reliance Steel & Aluminum Co.	2.150%	8/15/30	200	162
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	256
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	86
Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	253
Rio Tinto Finance USA plc	4.750%	3/22/42	150	149
Rio Tinto Finance USA plc	4.125%	8/21/42	250	230
Rohm and Haas Co.	7.850%	7/15/29	125	149
RPM International Inc.	3.750%	3/15/27	50	48
RPM International Inc.	4.250%	1/15/48	200	170
Sherwin-Williams Co.	3.125%	6/1/24	325	322
Sherwin-Williams Co.	3.450%	8/1/25	225	221
Sherwin-Williams Co.	3.950%	1/15/26	200	199
Sherwin-Williams Co.	3.450%	6/1/27	100	95
Sherwin-Williams Co.	2.950%	8/15/29	200	179
Sherwin-Williams Co.	2.300%	5/15/30	100	84
Sherwin-Williams Co.	4.000%	12/15/42	100	82
Sherwin-Williams Co.	4.550%	8/1/45	90	79
Sherwin-Williams Co.	4.500%	6/1/47	300	265
Sherwin-Williams Co.	3.300%	5/15/50	100	74
Sherwin-Williams Co.	2.900%	3/15/52	200	137
Sonoco Products Co.	3.125%	5/1/30	105	92
Southern Copper Corp.	3.875%	4/23/25	50	49
Southern Copper Corp.	7.500%	7/27/35	100	118
Southern Copper Corp.	6.750%	4/16/40	325	366
Southern Copper Corp.	5.250%	11/8/42	300	292
Southern Copper Corp.	5.875%	4/23/45	200	207
Steel Dynamics Inc.	2.400%	6/15/25	100	95
Steel Dynamics Inc.	3.450%	4/15/30	125	111
Steel Dynamics Inc.	3.250%	1/15/31	100	87
Steel Dynamics Inc.	3.250%	10/15/50	200	138
Suzano Austria GmbH	6.000%	1/15/29	400	395
Suzano Austria GmbH	5.000%	1/15/30	200	182
Suzano Austria GmbH	3.750%	1/15/31	200	162
Suzano Austria GmbH	3.125%	1/15/32	325	245
Teck Resources Ltd.	3.900%	7/15/30	100	92
Teck Resources Ltd.	6.000%	8/15/40	48	48
Vale Overseas Ltd.	6.250%	8/10/26	200	209
Vale Overseas Ltd.	3.750%	7/8/30	100	87
Vale Overseas Ltd.	8.250%	1/17/34	50	59
Vale Overseas Ltd.	6.875%	11/21/36	310	332
Vale Overseas Ltd.	6.875%	11/10/39	450	479
Vale SA	5.625%	9/11/42	75	70
Vulcan Materials Co.	4.500%	4/1/25	200	203
Vulcan Materials Co.	3.500%	6/1/30	150	135
Vulcan Materials Co.	4.500%	6/15/47	125	111
Westlake Corp.	3.600%	8/15/26	300	292
Westlake Corp.	3.375%	6/15/30	100	90
Westlake Corp.	2.875%	8/15/41	100	71
Westlake Corp.	5.000%	8/15/46	200	189
Westlake Corp.	3.125%	8/15/51	200	139
Westlake Corp.	3.375%	8/15/61	100	68
WestRock MWV LLC	7.950%	2/15/31	250	295
WRKCo Inc.	3.000%	9/15/24	250	244
WRKCo Inc.	4.650%	3/15/26	100	101
WRKCo Inc.	3.375%	9/15/27	250	237
WRKCo Inc.	4.900%	3/15/29	200	201
WRKCo Inc.	3.000%	6/15/33	100	84
				32,427
Real Estate (1.1%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	250
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	175
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	132
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	376
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	104
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	339
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	151
American Campus Communities Operating Partnership LP	3.750%	4/15/23	75	75
American Campus Communities Operating Partnership LP	4.125%	7/1/24	100	100

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
American Campus Communities Operating Partnership LP	3.300%	7/15/26	50	49
American Campus Communities Operating Partnership LP	3.625%	11/15/27	75	74
American Campus Communities Operating Partnership LP	2.850%	2/1/30	70	66
American Homes 4 Rent LP	2.375%	7/15/31	200	160
American Homes 4 Rent LP	3.375%	7/15/51	200	137
American Tower Corp.	5.000%	2/15/24	100	101
American Tower Corp.	3.375%	5/15/24	200	197
American Tower Corp.	2.950%	1/15/25	100	97
American Tower Corp.	4.000%	6/1/25	138	136
American Tower Corp.	1.600%	4/15/26	200	179
American Tower Corp.	1.450%	9/15/26	200	175
American Tower Corp.	3.375%	10/15/26	200	189
American Tower Corp.	2.750%	1/15/27	500	457
American Tower Corp.	3.125%	1/15/27	125	116
American Tower Corp.	3.650%	3/15/27	200	190
American Tower Corp.	1.500%	1/31/28	500	416
American Tower Corp.	3.950%	3/15/29	140	130
American Tower Corp.	3.800%	8/15/29	475	436
American Tower Corp.	2.900%	1/15/30	145	124
American Tower Corp.	2.100%	6/15/30	150	120
American Tower Corp.	2.700%	4/15/31	200	165
American Tower Corp.	2.300%	9/15/31	200	158
American Tower Corp.	4.050%	3/15/32	200	182
American Tower Corp.	3.700%	10/15/49	200	151
American Tower Corp.	3.100%	6/15/50	150	104
AvalonBay Communities Inc.	2.850%	3/15/23	25	25
AvalonBay Communities Inc.	4.200%	12/15/23	400	402
AvalonBay Communities Inc.	3.450%	6/1/25	100	98
AvalonBay Communities Inc.	2.950%	5/11/26	150	143
AvalonBay Communities Inc.	2.900%	10/15/26	50	47
AvalonBay Communities Inc.	3.350%	5/15/27	75	72
AvalonBay Communities Inc.	3.200%	1/15/28	75	71
AvalonBay Communities Inc.	2.050%	1/15/32	300	248
AvalonBay Communities Inc.	3.900%	10/15/46	50	43
AvalonBay Communities Inc.	4.350%	4/15/48	60	55
Boston Properties LP	3.125%	9/1/23	275	273
Boston Properties LP	3.200%	1/15/25	111	108
Boston Properties LP	3.650%	2/1/26	100	97
Boston Properties LP	2.750%	10/1/26	50	47
Boston Properties LP	3.400%	6/21/29	400	358
Boston Properties LP	2.900%	3/15/30	400	338
Brandywine Operating Partnership LP	3.950%	11/15/27	100	94
Brixmor Operating Partnership LP	3.650%	6/15/24	50	49
Brixmor Operating Partnership LP	3.850%	2/1/25	125	123
Brixmor Operating Partnership LP	4.125%	6/15/26	200	196
Brixmor Operating Partnership LP	3.900%	3/15/27	75	72
Brixmor Operating Partnership LP	4.125%	5/15/29	533	496
Brixmor Operating Partnership LP	4.050%	7/1/30	250	225
Camden Property Trust	3.150%	7/1/29	50	46
Camden Property Trust	2.800%	5/15/30	265	234
Camden Property Trust	3.350%	11/1/49	120	94
CBRE Services Inc.	4.875%	3/1/26	125	126
CBRE Services Inc.	2.500%	4/1/31	200	161
Corporate Office Properties LP	2.000%	1/15/29	350	282
Crown Castle International Corp.	3.150%	7/15/23	150	148
Crown Castle International Corp.	3.200%	9/1/24	250	245
Crown Castle International Corp.	1.350%	7/15/25	100	91
Crown Castle International Corp.	4.450%	2/15/26	250	248
Crown Castle International Corp.	3.700%	6/15/26	175	169
Crown Castle International Corp.	2.900%	3/15/27	200	185
Crown Castle International Corp.	3.650%	9/1/27	325	307
Crown Castle International Corp.	3.800%	2/15/28	425	401
Crown Castle International Corp.	3.100%	11/15/29	100	88
Crown Castle International Corp.	3.300%	7/1/30	115	101
Crown Castle International Corp.	2.250%	1/15/31	200	162
Crown Castle International Corp.	2.500%	7/15/31	200	164
Crown Castle International Corp.	2.900%	4/1/41	500	362
Crown Castle International Corp.	4.750%	5/15/47	95	86
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Crown Castle International Corp.	5.200%	2/15/49	75	72
Crown Castle International Corp.	4.150%	7/1/50	100	83
Crown Castle International Corp.	3.250%	1/15/51	200	144
CubeSmart LP	4.000%	11/15/25	50	49
CubeSmart LP	3.125%	9/1/26	100	95
CubeSmart LP	2.250%	12/15/28	200	171
CubeSmart LP	4.375%	2/15/29	50	48
CubeSmart LP	2.000%	2/15/31	75	60
CubeSmart LP	2.500%	2/15/32	200	162
Digital Realty Trust LP	4.450%	7/15/28	370	359
Digital Realty Trust LP	3.600%	7/1/29	175	159
Duke Realty LP	3.250%	6/30/26	175	168
Duke Realty LP	3.375%	12/15/27	160	151
Duke Realty LP	4.000%	9/15/28	50	49
Duke Realty LP	2.875%	11/15/29	70	63
Duke Realty LP	1.750%	7/1/30	200	163
EPR Properties	4.500%	6/1/27	141	128
EPR Properties	3.600%	11/15/31	375	297
Equinix Inc.	2.625%	11/18/24	200	192
Equinix Inc.	1.250%	7/15/25	100	91
Equinix Inc.	1.000%	9/15/25	500	448
Equinix Inc.	1.450%	5/15/26	200	178
Equinix Inc.	2.900%	11/18/26	100	93
Equinix Inc.	1.800%	7/15/27	100	87
Equinix Inc.	1.550%	3/15/28	500	420
Equinix Inc.	3.200%	11/18/29	250	222
Equinix Inc.	2.150%	7/15/30	250	203
Equinix Inc.	2.500%	5/15/31	200	162
Equinix Inc.	3.000%	7/15/50	100	68
ERP Operating LP	3.375%	6/1/25	125	122
ERP Operating LP	2.850%	11/1/26	50	47
ERP Operating LP	3.500%	3/1/28	100	95
ERP Operating LP	4.150%	12/1/28	70	69
ERP Operating LP	3.000%	7/1/29	75	68
ERP Operating LP	2.500%	2/15/30	150	131
ERP Operating LP	4.500%	7/1/44	150	143
ERP Operating LP	4.500%	6/1/45	25	23
ERP Operating LP	4.000%	8/1/47	100	87
Essex Portfolio LP	3.250%	5/1/23	25	25
Essex Portfolio LP	3.875%	5/1/24	50	50
Essex Portfolio LP	3.500%	4/1/25	166	163
Essex Portfolio LP	3.375%	4/15/26	345	333
Essex Portfolio LP	3.625%	5/1/27	100	97
Essex Portfolio LP	4.000%	3/1/29	100	96
Essex Portfolio LP	3.000%	1/15/30	110	97
Essex Portfolio LP	2.650%	3/15/32	105	87
Essex Portfolio LP	4.500%	3/15/48	120	108
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	3.250%	7/15/27	50	47
Federal Realty Investment Trust	3.200%	6/15/29	25	22
Federal Realty Investment Trust	4.500%	12/1/44	150	133
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	100
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	72
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	196
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	171
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	24
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	262
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	154
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	173
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	94
Healthcare Trust of America Holdings LP	3.500%	8/1/26	130	124
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	95

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Healthcare Trust of America Holdings LP	3.100%	2/15/30	100	86
Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	388
Healthpeak Properties Inc.	3.400%	2/1/25	81	80
Healthpeak Properties Inc.	3.250%	7/15/26	25	24
Healthpeak Properties Inc.	3.500%	7/15/29	125	115
Healthpeak Properties Inc.	3.000%	1/15/30	200	176
Healthpeak Properties Inc.	6.750%	2/1/41	100	113
Highwoods Realty LP	2.600%	2/1/31	250	206
Host Hotels & Resorts LP	2.900%	12/15/31	275	218
Hudson Pacific Properties LP	3.950%	11/1/27	100	95
Hudson Pacific Properties LP	4.650%	4/1/29	25	24
Hudson Pacific Properties LP	3.250%	1/15/30	60	52
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	168
Invitation Homes Operating Partnership LP	2.700%	1/15/34	200	154
Kilroy Realty LP	3.450%	12/15/24	50	49
Kilroy Realty LP	4.750%	12/15/28	50	49
Kilroy Realty LP	4.250%	8/15/29	104	98
Kilroy Realty LP	3.050%	2/15/30	200	171
Kilroy Realty LP	2.650%	11/15/33	500	388
Kimco Realty Corp.	3.375%	10/15/22	50	50
Kimco Realty Corp.	3.500%	4/15/23	100	100
Kimco Realty Corp.	3.300%	2/1/25	58	57
Kimco Realty Corp.	2.800%	10/1/26	125	117
Kimco Realty Corp.	3.800%	4/1/27	75	72
Kimco Realty Corp.	1.900%	3/1/28	500	433
Kimco Realty Corp.	2.700%	10/1/30	100	86
Kimco Realty Corp.	3.200%	4/1/32	500	437
Kimco Realty Corp.	4.125%	12/1/46	50	41
Kimco Realty Corp.	4.450%	9/1/47	50	44
Kite Realty Group LP	4.000%	10/1/26	200	191
Life Storage LP	3.500%	7/1/26	125	119
Life Storage LP	3.875%	12/15/27	150	143
Life Storage LP	4.000%	6/15/29	25	23
Life Storage LP	2.400%	10/15/31	200	159
LXP Industrial Trust	2.375%	10/1/31	200	155
Mid-America Apartments LP	4.300%	10/15/23	150	151
Mid-America Apartments LP	3.750%	6/15/24	50	50
Mid-America Apartments LP	3.600%	6/1/27	250	240
Mid-America Apartments LP	2.750%	3/15/30	150	131
Mid-America Apartments LP	1.700%	2/15/31	150	119
National Retail Properties Inc.	3.500%	10/15/27	350	328
National Retail Properties Inc.	4.300%	10/15/28	25	24
National Retail Properties Inc.	2.500%	4/15/30	75	64
National Retail Properties Inc.	4.800%	10/15/48	50	46
National Retail Properties Inc.	3.100%	4/15/50	50	35
Office Properties Income Trust	4.250%	5/15/24	100	97
Office Properties Income Trust	2.400%	2/1/27	207	169
Omega Healthcare Investors Inc.	4.375%	8/1/23	217	217
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	100
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	99
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	99
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	285
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	210
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	203
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	194
Physicians Realty LP	4.300%	3/15/27	100	98
Physicians Realty LP	3.950%	1/15/28	100	95
Physicians Realty LP	2.625%	11/1/31	500	403
Piedmont Operating Partnership LP	3.400%	6/1/23	75	75
Prologis LP	2.125%	4/15/27	105	96
Prologis LP	3.875%	9/15/28	100	97
Prologis LP	4.375%	2/1/29	200	200
Prologis LP	2.250%	4/15/30	155	134
Prologis LP	1.250%	10/15/30	350	278
Prologis LP	4.375%	9/15/48	75	71
Prologis LP	3.000%	4/15/50	140	106
Public Storage	1.500%	11/9/26	225	203
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Public Storage	3.094%	9/15/27	100	95
Public Storage	1.950%	11/9/28	225	195
Public Storage	3.385%	5/1/29	100	93
Public Storage	2.250%	11/9/31	225	186
Realty Income Corp.	4.600%	2/6/24	75	76
Realty Income Corp.	3.875%	7/15/24	50	50
Realty Income Corp.	3.875%	4/15/25	225	224
Realty Income Corp.	4.625%	11/1/25	75	76
Realty Income Corp.	4.125%	10/15/26	125	124
Realty Income Corp.	3.000%	1/15/27	150	142
Realty Income Corp.	3.950%	8/15/27	450	440
Realty Income Corp.	3.650%	1/15/28	190	182
Realty Income Corp.	3.100%	12/15/29	150	136
Realty Income Corp.	1.800%	3/15/33	500	382
Realty Income Corp.	4.650%	3/15/47	175	170
Regency Centers LP	3.600%	2/1/27	25	24
Regency Centers LP	4.125%	3/15/28	75	72
Regency Centers LP	2.950%	9/15/29	100	88
Regency Centers LP	4.400%	2/1/47	200	175
Regency Centers LP	4.650%	3/15/49	75	67
Rexford Industrial Realty LP	2.150%	9/1/31	200	157
Sabra Health Care LP	5.125%	8/15/26	25	24
Sabra Health Care LP	3.900%	10/15/29	150	132
Sabra Health Care LP	3.200%	12/1/31	200	159
Safehold Operating Partnership LP	2.850%	1/15/32	200	160
Simon Property Group LP	3.750%	2/1/24	150	150
Simon Property Group LP	2.000%	9/13/24	145	139
Simon Property Group LP	3.500%	9/1/25	300	293
Simon Property Group LP	3.300%	1/15/26	195	189
Simon Property Group LP	3.250%	11/30/26	75	72
Simon Property Group LP	1.375%	1/15/27	500	438
Simon Property Group LP	3.375%	6/15/27	160	152
Simon Property Group LP	3.375%	12/1/27	100	94
Simon Property Group LP	1.750%	2/1/28	250	213
Simon Property Group LP	2.450%	9/13/29	145	123
Simon Property Group LP	2.650%	7/15/30	200	170
Simon Property Group LP	2.200%	2/1/31	250	203
Simon Property Group LP	2.250%	1/15/32	500	398
Simon Property Group LP	2.650%	2/1/32	100	83
Simon Property Group LP	6.750%	2/1/40	125	141
Simon Property Group LP	4.750%	3/15/42	100	92
Simon Property Group LP	4.250%	11/30/46	100	86
Simon Property Group LP	3.250%	9/13/49	200	145
Simon Property Group LP	3.800%	7/15/50	200	160
SITE Centers Corp.	3.900%	8/15/24	100	98
SITE Centers Corp.	4.250%	2/1/26	70	69
Spirit Realty LP	3.200%	1/15/27	80	74
Spirit Realty LP	2.100%	3/15/28	300	251
Spirit Realty LP	4.000%	7/15/29	60	55
Spirit Realty LP	3.400%	1/15/30	80	69
STORE Capital Corp.	4.500%	3/15/28	75	73
STORE Capital Corp.	4.625%	3/15/29	100	98
Sun Communities Operating LP	2.300%	11/1/28	200	171
Sun Communities Operating LP	4.200%	4/15/32	200	181
Tanger Properties LP	3.125%	9/1/26	175	164
Tanger Properties LP	3.875%	7/15/27	50	47
UDR Inc.	2.950%	9/1/26	150	141
UDR Inc.	3.500%	7/1/27	150	143
UDR Inc.	3.500%	1/15/28	250	235
UDR Inc.	3.200%	1/15/30	60	54
UDR Inc.	3.000%	8/15/31	65	56
UDR Inc.	1.900%	3/15/33	200	151
UDR Inc.	3.100%	11/1/34	65	53
Ventas Realty LP	3.500%	4/15/24	75	74
Ventas Realty LP	3.750%	5/1/24	200	199
Ventas Realty LP	2.650%	1/15/25	75	72
Ventas Realty LP	4.125%	1/15/26	75	74
Ventas Realty LP	3.250%	10/15/26	75	71
Ventas Realty LP	3.850%	4/1/27	50	48
Ventas Realty LP	4.000%	3/1/28	125	120
Ventas Realty LP	3.000%	1/15/30	100	88

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ventas Realty LP	4.750%	11/15/30	330	322
Ventas Realty LP	4.875%	4/15/49	80	74
VICI Properties LP	4.750%	2/15/28	200	191
VICI Properties LP	4.950%	2/15/30	200	189
VICI Properties LP	5.125%	5/15/32	200	189
VICI Properties LP	5.625%	5/15/52	100	91
Vornado Realty LP	3.500%	1/15/25	100	97
Welltower Inc.	3.625%	3/15/24	195	193
Welltower Inc.	4.000%	6/1/25	380	378
Welltower Inc.	4.250%	4/1/26	150	149
Welltower Inc.	2.700%	2/15/27	300	277
Welltower Inc.	4.250%	4/15/28	125	121
Welltower Inc.	4.125%	3/15/29	250	236
Welltower Inc.	2.750%	1/15/31	250	210
Welltower Inc.	2.750%	1/15/32	200	167
Welltower Inc.	6.500%	3/15/41	25	28
Welltower Inc.	4.950%	9/1/48	75	71
Weyerhaeuser Co.	4.000%	11/15/29	150	142
Weyerhaeuser Co.	4.000%	4/15/30	200	188
Weyerhaeuser Co.	7.375%	3/15/32	29	34
WP Carey Inc.	4.600%	4/1/24	125	126
WP Carey Inc.	4.000%	2/1/25	50	50
WP Carey Inc.	4.250%	10/1/26	75	74
WP Carey Inc.	3.850%	7/15/29	50	47
WP Carey Inc.	2.250%	4/1/33	500	385
				45,035
Technology (2.5%)
Adobe Inc.	1.900%	2/1/25	20	19
Adobe Inc.	3.250%	2/1/25	175	174
Adobe Inc.	2.150%	2/1/27	180	168
Adobe Inc.	2.300%	2/1/30	260	230
Altera Corp.	4.100%	11/15/23	75	76
Amdocs Ltd.	2.538%	6/15/30	200	170
Analog Devices Inc.	2.950%	4/1/25	85	83
Analog Devices Inc.	3.500%	12/5/26	200	198
Analog Devices Inc.	1.700%	10/1/28	200	176
Analog Devices Inc.	2.800%	10/1/41	200	157
Analog Devices Inc.	2.950%	10/1/51	400	306
Apple Inc.	3.000%	2/9/24	325	324
Apple Inc.	3.450%	5/6/24	75	75
Apple Inc.	2.850%	5/11/24	343	341
Apple Inc.	1.800%	9/11/24	150	145
Apple Inc.	2.750%	1/13/25	275	272
Apple Inc.	1.125%	5/11/25	900	846
Apple Inc.	0.550%	8/20/25	500	459
Apple Inc.	0.700%	2/8/26	500	456
Apple Inc.	3.250%	2/23/26	705	700
Apple Inc.	2.450%	8/4/26	1,450	1,392
Apple Inc.	3.350%	2/9/27	500	497
Apple Inc.	3.200%	5/11/27	775	763
Apple Inc.	2.900%	9/12/27	555	536
Apple Inc.	1.200%	2/8/28	500	437
Apple Inc.	1.400%	8/5/28	475	416
Apple Inc.	2.200%	9/11/29	430	387
Apple Inc.	1.250%	8/20/30	500	411
Apple Inc.	1.650%	2/8/31	500	420
Apple Inc.	1.700%	8/5/31	200	168
Apple Inc.	4.500%	2/23/36	225	234
Apple Inc.	2.375%	2/8/41	500	383
Apple Inc.	3.850%	5/4/43	450	414
Apple Inc.	4.450%	5/6/44	200	199
Apple Inc.	3.450%	2/9/45	225	196
Apple Inc.	4.375%	5/13/45	400	395
Apple Inc.	4.650%	2/23/46	910	941
Apple Inc.	3.850%	8/4/46	375	344
Apple Inc.	4.250%	2/9/47	200	196
Apple Inc.	3.750%	11/13/47	450	405
Apple Inc.	2.650%	5/11/50	515	381
Apple Inc.	2.650%	2/8/51	600	443
Apple Inc.	2.550%	8/20/60	500	343
Apple Inc.	2.800%	2/8/61	400	286
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	2.850%	8/5/61	275	200
	Applied Materials Inc.	3.900%	10/1/25	145	146
	Applied Materials Inc.	3.300%	4/1/27	225	220
	Applied Materials Inc.	1.750%	6/1/30	200	168
	Applied Materials Inc.	5.100%	10/1/35	100	105
	Applied Materials Inc.	5.850%	6/15/41	125	143
	Applied Materials Inc.	4.350%	4/1/47	175	169
	Applied Materials Inc.	2.750%	6/1/50	200	149
	Arrow Electronics Inc.	3.250%	9/8/24	171	167
	Arrow Electronics Inc.	4.000%	4/1/25	50	49
	Arrow Electronics Inc.	3.875%	1/12/28	100	95
	Autodesk Inc.	4.375%	6/15/25	100	101
	Autodesk Inc.	3.500%	6/15/27	75	72
	Autodesk Inc.	2.850%	1/15/30	75	65
	Autodesk Inc.	2.400%	12/15/31	200	163
	Automatic Data Processing Inc.	3.375%	9/15/25	200	200
	Automatic Data Processing Inc.	1.700%	5/15/28	200	180
	Automatic Data Processing Inc.	1.250%	9/1/30	400	327
	Avnet Inc.	4.625%	4/15/26	100	100
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	699
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	139
	Broadcom Inc.	2.250%	11/15/23	200	196
	Broadcom Inc.	3.150%	11/15/25	278	268
[5]	Broadcom Inc.	1.950%	2/15/28	157	134
	Broadcom Inc.	4.110%	9/15/28	428	406
[5]	Broadcom Inc.	4.000%	4/15/29	200	186
	Broadcom Inc.	4.750%	4/15/29	300	292
	Broadcom Inc.	5.000%	4/15/30	250	246
	Broadcom Inc.	4.150%	11/15/30	600	550
[5]	Broadcom Inc.	2.450%	2/15/31	500	402
	Broadcom Inc.	4.300%	11/15/32	400	364
[5]	Broadcom Inc.	3.419%	4/15/33	652	539
[5]	Broadcom Inc.	3.469%	4/15/34	436	354
[5]	Broadcom Inc.	3.187%	11/15/36	50	38
[5]	Broadcom Inc.	4.926%	5/15/37	550	494
[5]	Broadcom Inc.	3.500%	2/15/41	700	528
[5]	Broadcom Inc.	3.750%	2/15/51	500	369
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	97
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	66
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	167
	Cadence Design Systems Inc.	4.375%	10/15/24	100	101
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	97
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	91
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	84
	CGI Inc.	1.450%	9/14/26	100	88
	CGI Inc.	2.300%	9/14/31	100	81
	Cisco Systems Inc.	2.200%	9/20/23	150	149
	Cisco Systems Inc.	3.625%	3/4/24	275	277
	Cisco Systems Inc.	2.950%	2/28/26	100	98
	Cisco Systems Inc.	2.500%	9/20/26	225	216
	Cisco Systems Inc.	5.500%	1/15/40	400	438
	Citrix Systems Inc.	4.500%	12/1/27	50	50
	Citrix Systems Inc.	3.300%	3/1/30	75	73
	Corning Inc.	4.700%	3/15/37	275	259
	Corning Inc.	5.750%	8/15/40	195	205
	Corning Inc.	3.900%	11/15/49	100	80
	Corning Inc.	4.375%	11/15/57	350	288
	Corning Inc.	5.450%	11/15/79	200	181
	Dell Inc.	7.100%	4/15/28	30	33
	Dell Inc.	6.500%	4/15/38	100	100
	Dell International LLC / EMC Corp.	4.000%	7/15/24	100	100
	Dell International LLC / EMC Corp.	5.850%	7/15/25	200	206
	Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,115
	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	250
	Dell International LLC / EMC Corp.	6.100%	7/15/27	100	105
	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	321
	Dell International LLC / EMC Corp.	6.200%	7/15/30	150	156
	Dell International LLC / EMC Corp.	8.100%	7/15/36	173	203
[5]	Dell International LLC / EMC Corp.	3.375%	12/15/41	200	143

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC / EMC Corp.	8.350%	7/15/46	105	131
[5]	Dell International LLC / EMC Corp.	3.450%	12/15/51	300	203
	DXC Technology Co.	1.800%	9/15/26	200	177
	DXC Technology Co.	2.375%	9/15/28	200	172
	Equifax Inc.	2.600%	12/1/24	75	72
	Equifax Inc.	2.600%	12/15/25	100	94
	Equifax Inc.	3.100%	5/15/30	120	105
	Equifax Inc.	2.350%	9/15/31	200	160
	Fidelity National Information Services Inc.	0.600%	3/1/24	200	189
	Fidelity National Information Services Inc.	1.150%	3/1/26	500	444
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	171
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	93
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	244
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	146
	Fiserv Inc.	3.800%	10/1/23	200	200
	Fiserv Inc.	2.750%	7/1/24	400	390
	Fiserv Inc.	3.850%	6/1/25	400	396
	Fiserv Inc.	3.200%	7/1/26	700	665
	Fiserv Inc.	2.250%	6/1/27	300	269
	Fiserv Inc.	4.200%	10/1/28	200	193
	Fiserv Inc.	3.500%	7/1/29	600	547
	Fiserv Inc.	2.650%	6/1/30	200	169
	Fiserv Inc.	4.400%	7/1/49	415	358
	Flex Ltd.	4.750%	6/15/25	26	26
	Flex Ltd.	4.875%	6/15/29	50	48
	Global Payments Inc.	1.500%	11/15/24	200	188
	Global Payments Inc.	2.650%	2/15/25	337	321
	Global Payments Inc.	4.800%	4/1/26	150	150
	Global Payments Inc.	2.150%	1/15/27	200	177
	Global Payments Inc.	3.200%	8/15/29	310	271
	Global Payments Inc.	2.900%	5/15/30	200	168
	Global Payments Inc.	2.900%	11/15/31	200	164
	Global Payments Inc.	4.150%	8/15/49	200	156
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	300	303
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	150	144
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	509
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	137
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	159
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	277
	HP Inc.	2.200%	6/17/25	300	283
	HP Inc.	1.450%	6/17/26	200	177
	HP Inc.	3.000%	6/17/27	350	324
	HP Inc.	4.750%	1/15/28	200	198
	HP Inc.	4.000%	4/15/29	200	187
	HP Inc.	3.400%	6/17/30	500	436
	HP Inc.	2.650%	6/17/31	200	161
	HP Inc.	4.200%	4/15/32	200	179
	HP Inc.	5.500%	1/15/33	200	195
	HP Inc.	6.000%	9/15/41	100	101
	Intel Corp.	2.875%	5/11/24	250	249
	Intel Corp.	3.400%	3/25/25	300	299
	Intel Corp.	3.700%	7/29/25	450	452
	Intel Corp.	2.600%	5/19/26	210	203
	Intel Corp.	1.600%	8/12/28	200	175
	Intel Corp.	2.450%	11/15/29	375	335
	Intel Corp.	3.900%	3/25/30	345	338
	Intel Corp.	2.000%	8/12/31	250	209
	Intel Corp.	4.000%	12/15/32	150	148
	Intel Corp.	4.600%	3/25/40	150	147
	Intel Corp.	2.800%	8/12/41	200	152
	Intel Corp.	4.800%	10/1/41	162	162
	Intel Corp.	4.250%	12/15/42	150	139
	Intel Corp.	4.100%	5/19/46	250	228
	Intel Corp.	4.100%	5/11/47	200	182
	Intel Corp.	3.734%	12/8/47	674	571
	Intel Corp.	3.250%	11/15/49	300	234
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	4.750%	3/25/50	400	394
	Intel Corp.	3.050%	8/12/51	250	186
	Intel Corp.	3.100%	2/15/60	300	215
	Intel Corp.	4.950%	3/25/60	155	157
	Intel Corp.	3.200%	8/12/61	200	146
	International Business Machines Corp.	3.375%	8/1/23	450	451
	International Business Machines Corp.	3.625%	2/12/24	450	451
	International Business Machines Corp.	3.000%	5/15/24	600	595
	International Business Machines Corp.	7.000%	10/30/25	300	329
	International Business Machines Corp.	3.450%	2/19/26	285	281
	International Business Machines Corp.	3.300%	5/15/26	700	684
	International Business Machines Corp.	1.700%	5/15/27	265	239
	International Business Machines Corp.	6.220%	8/1/27	75	82
	International Business Machines Corp.	6.500%	1/15/28	75	83
	International Business Machines Corp.	3.500%	5/15/29	750	710
	International Business Machines Corp.	1.950%	5/15/30	265	223
	International Business Machines Corp.	4.150%	5/15/39	400	361
	International Business Machines Corp.	5.600%	11/30/39	48	51
	International Business Machines Corp.	2.850%	5/15/40	165	125
	International Business Machines Corp.	4.000%	6/20/42	358	310
	International Business Machines Corp.	4.250%	5/15/49	500	442
	International Business Machines Corp.	2.950%	5/15/50	165	119
	International Business Machines Corp.	3.430%	2/9/52	100	77
	Intuit Inc.	0.650%	7/15/23	100	97
	Intuit Inc.	0.950%	7/15/25	100	92
	Intuit Inc.	1.350%	7/15/27	100	88
	Intuit Inc.	1.650%	7/15/30	100	82
	Jabil Inc.	3.950%	1/12/28	100	96
	Jabil Inc.	3.600%	1/15/30	100	89
	Jabil Inc.	3.000%	1/15/31	150	125
	Juniper Networks Inc.	3.750%	8/15/29	200	183
	Juniper Networks Inc.	5.950%	3/15/41	25	24
	KLA Corp.	4.650%	11/1/24	250	253
	KLA Corp.	4.100%	3/15/29	150	149
	KLA Corp.	4.650%	7/15/32	200	204
	KLA Corp.	5.000%	3/15/49	75	75
	KLA Corp.	3.300%	3/1/50	150	119
	KLA Corp.	4.950%	7/15/52	200	201
	KLA Corp.	5.250%	7/15/62	200	206
[5]	Kyndryl Holdings Inc.	2.050%	10/15/26	100	85
[5]	Kyndryl Holdings Inc.	2.700%	10/15/28	100	80
[5]	Kyndryl Holdings Inc.	3.150%	10/15/31	100	73
[5]	Kyndryl Holdings Inc.	4.100%	10/15/41	100	66
	Lam Research Corp.	3.800%	3/15/25	145	145
	Lam Research Corp.	3.750%	3/15/26	150	150
	Lam Research Corp.	4.000%	3/15/29	200	197
	Lam Research Corp.	1.900%	6/15/30	250	211
	Lam Research Corp.	4.875%	3/15/49	125	128
	Lam Research Corp.	2.875%	6/15/50	150	110
	Lam Research Corp.	3.125%	6/15/60	100	72
	Leidos Inc.	3.625%	5/15/25	100	98
	Leidos Inc.	4.375%	5/15/30	150	138
	Leidos Inc.	2.300%	2/15/31	200	158
	Marvell Technology Inc.	2.450%	4/15/28	100	87
	Marvell Technology Inc.	4.875%	6/22/28	100	99
	Marvell Technology Inc.	2.950%	4/15/31	100	84

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mastercard Inc.	3.375%	4/1/24	300	300
Mastercard Inc.	2.000%	3/3/25	400	386
Mastercard Inc.	2.950%	11/21/26	100	98
Mastercard Inc.	3.300%	3/26/27	200	197
Mastercard Inc.	2.950%	6/1/29	275	258
Mastercard Inc.	3.350%	3/26/30	300	286
Mastercard Inc.	2.000%	11/18/31	200	169
Mastercard Inc.	3.950%	2/26/48	100	92
Mastercard Inc.	3.650%	6/1/49	250	221
Mastercard Inc.	3.850%	3/26/50	200	183
Maxim Integrated Products Inc.	3.450%	6/15/27	100	95
Microchip Technology Inc.	4.250%	9/1/25	200	195
Micron Technology Inc.	4.975%	2/6/26	100	101
Micron Technology Inc.	4.185%	2/15/27	200	196
Micron Technology Inc.	5.327%	2/6/29	150	150
Micron Technology Inc.	4.663%	2/15/30	100	96
Micron Technology Inc.	3.366%	11/1/41	100	73
Micron Technology Inc.	3.477%	11/1/51	100	69
Microsoft Corp.	2.000%	8/8/23	300	297
Microsoft Corp.	2.875%	2/6/24	500	499
Microsoft Corp.	3.125%	11/3/25	632	632
Microsoft Corp.	2.400%	8/8/26	805	776
Microsoft Corp.	3.300%	2/6/27	675	673
Microsoft Corp.	3.500%	2/12/35	325	312
Microsoft Corp.	3.450%	8/8/36	425	401
Microsoft Corp.	4.100%	2/6/37	250	254
Microsoft Corp.	3.700%	8/8/46	1,226	1,144
Microsoft Corp.	2.525%	6/1/50	1,478	1,088
Microsoft Corp.	2.921%	3/17/52	1,364	1,077
Microsoft Corp.	2.675%	6/1/60	594	427
Microsoft Corp.	3.041%	3/17/62	656	511
Moody's Corp.	4.875%	2/15/24	250	255
Moody's Corp.	3.250%	1/15/28	200	189
Moody's Corp.	2.000%	8/19/31	200	163
Moody's Corp.	2.750%	8/19/41	200	146
Moody's Corp.	4.875%	12/17/48	125	122
Moody's Corp.	3.250%	5/20/50	100	74
Moody's Corp.	3.750%	2/25/52	100	82
Moody's Corp.	2.550%	8/18/60	100	62
Moody's Corp.	3.100%	11/29/61	200	138
Motorola Solutions Inc.	4.000%	9/1/24	26	26
Motorola Solutions Inc.	4.600%	2/23/28	125	122
Motorola Solutions Inc.	5.500%	9/1/44	75	70
NetApp Inc.	3.300%	9/29/24	75	74
NetApp Inc.	1.875%	6/22/25	150	140
NetApp Inc.	2.375%	6/22/27	100	91
NetApp Inc.	2.700%	6/22/30	200	168
NVIDIA Corp.	0.584%	6/14/24	250	237
NVIDIA Corp.	3.200%	9/16/26	200	198
NVIDIA Corp.	1.550%	6/15/28	250	219
NVIDIA Corp.	2.850%	4/1/30	300	275
NVIDIA Corp.	2.000%	6/15/31	250	212
NVIDIA Corp.	3.500%	4/1/40	200	175
NVIDIA Corp.	3.500%	4/1/50	405	344
NVIDIA Corp.	3.700%	4/1/60	113	95
NXP BV / NXP Funding LLC	4.875%	3/1/24	200	202
NXP BV / NXP Funding LLC	5.350%	3/1/26	100	102
NXP BV / NXP Funding LLC	5.550%	12/1/28	175	178
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	432
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	178
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	164
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	200	164
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	151
NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	73
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	70
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	2.400%	9/15/23	750	739
	Oracle Corp.	3.400%	7/8/24	450	444
	Oracle Corp.	2.950%	11/15/24	425	412
	Oracle Corp.	2.500%	4/1/25	919	873
	Oracle Corp.	1.650%	3/25/26	500	448
	Oracle Corp.	2.650%	7/15/26	2,361	2,177
	Oracle Corp.	2.800%	4/1/27	500	457
	Oracle Corp.	2.300%	3/25/28	500	430
	Oracle Corp.	2.950%	4/1/30	750	640
	Oracle Corp.	2.875%	3/25/31	700	577
	Oracle Corp.	4.300%	7/8/34	325	285
	Oracle Corp.	3.900%	5/15/35	150	124
	Oracle Corp.	3.850%	7/15/36	250	201
	Oracle Corp.	3.800%	11/15/37	525	408
	Oracle Corp.	6.125%	7/8/39	250	250
	Oracle Corp.	3.600%	4/1/40	605	453
	Oracle Corp.	5.375%	7/15/40	400	364
	Oracle Corp.	3.650%	3/25/41	300	224
	Oracle Corp.	4.500%	7/8/44	250	204
	Oracle Corp.	4.125%	5/15/45	425	324
	Oracle Corp.	4.000%	7/15/46	575	427
	Oracle Corp.	4.000%	11/15/47	475	353
	Oracle Corp.	3.600%	4/1/50	920	642
	Oracle Corp.	3.950%	3/25/51	600	441
	Oracle Corp.	4.375%	5/15/55	150	113
	Oracle Corp.	3.850%	4/1/60	500	345
	Oracle Corp.	4.100%	3/25/61	300	215
	PayPal Holdings Inc.	2.400%	10/1/24	100	98
	PayPal Holdings Inc.	1.650%	6/1/25	200	189
	PayPal Holdings Inc.	2.650%	10/1/26	300	285
	PayPal Holdings Inc.	2.850%	10/1/29	400	362
	PayPal Holdings Inc.	2.300%	6/1/30	200	172
	PayPal Holdings Inc.	4.400%	6/1/32	200	198
	PayPal Holdings Inc.	3.250%	6/1/50	310	234
[5]	Qorvo Inc.	1.750%	12/15/24	100	94
	Qorvo Inc.	4.375%	10/15/29	200	176
	QUALCOMM Inc.	2.900%	5/20/24	172	171
	QUALCOMM Inc.	3.450%	5/20/25	200	200
	QUALCOMM Inc.	3.250%	5/20/27	400	391
	QUALCOMM Inc.	1.300%	5/20/28	378	327
	QUALCOMM Inc.	1.650%	5/20/32	414	335
	QUALCOMM Inc.	4.650%	5/20/35	200	205
	QUALCOMM Inc.	4.800%	5/20/45	275	281
	QUALCOMM Inc.	4.300%	5/20/47	350	335
	QUALCOMM Inc.	3.250%	5/20/50	200	163
	QUALCOMM Inc.	4.500%	5/20/52	200	198
	RELX Capital Inc.	4.000%	3/18/29	100	97
	RELX Capital Inc.	3.000%	5/22/30	150	135
	RELX Capital Inc.	4.750%	5/20/32	100	101
	Roper Technologies Inc.	2.350%	9/15/24	125	121
	Roper Technologies Inc.	1.000%	9/15/25	500	452
	Roper Technologies Inc.	3.850%	12/15/25	100	99
	Roper Technologies Inc.	3.800%	12/15/26	145	142
	Roper Technologies Inc.	1.400%	9/15/27	500	428
	Roper Technologies Inc.	4.200%	9/15/28	175	171
	Roper Technologies Inc.	2.950%	9/15/29	125	110
	Roper Technologies Inc.	2.000%	6/30/30	125	101
	Roper Technologies Inc.	1.750%	2/15/31	500	389
[5]	S&P Global Inc.	2.450%	3/1/27	250	234
[5]	S&P Global Inc.	4.750%	8/1/28	140	142
[5]	S&P Global Inc.	2.700%	3/1/29	250	228
[5]	S&P Global Inc.	4.250%	5/1/29	100	99
	S&P Global Inc.	2.500%	12/1/29	125	111
	S&P Global Inc.	1.250%	8/15/30	400	317
[5]	S&P Global Inc.	2.900%	3/1/32	300	267
	S&P Global Inc.	3.250%	12/1/49	150	118
[5]	S&P Global Inc.	3.700%	3/1/52	200	171
	S&P Global Inc.	2.300%	8/15/60	100	61
[5]	S&P Global Inc.	3.900%	3/1/62	200	170
	salesforce.com Inc.	3.700%	4/11/28	325	321
	salesforce.com Inc.	1.500%	7/15/28	200	175

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
salesforce.com Inc.	1.950%	7/15/31	300	255
salesforce.com Inc.	2.700%	7/15/41	250	194
salesforce.com Inc.	2.900%	7/15/51	400	303
salesforce.com Inc.	3.050%	7/15/61	250	184
ServiceNow Inc.	1.400%	9/1/30	400	313
Skyworks Solutions Inc.	1.800%	6/1/26	200	177
Teledyne FLIR LLC	2.500%	8/1/30	100	83
Texas Instruments Inc.	2.625%	5/15/24	25	25
Texas Instruments Inc.	1.375%	3/12/25	200	189
Texas Instruments Inc.	1.125%	9/15/26	200	182
Texas Instruments Inc.	2.900%	11/3/27	94	90
Texas Instruments Inc.	2.250%	9/4/29	100	89
Texas Instruments Inc.	1.750%	5/4/30	210	180
Texas Instruments Inc.	1.900%	9/15/31	150	127
Texas Instruments Inc.	3.875%	3/15/39	142	134
Texas Instruments Inc.	4.150%	5/15/48	300	289
Thomson Reuters Corp.	5.500%	8/15/35	75	77
Thomson Reuters Corp.	5.850%	4/15/40	100	105
Thomson Reuters Corp.	5.650%	11/23/43	100	101
TSMC Arizona Corp.	1.750%	10/25/26	400	367
TSMC Arizona Corp.	3.875%	4/22/27	200	199
TSMC Arizona Corp.	2.500%	10/25/31	200	172
TSMC Arizona Corp.	4.250%	4/22/32	200	198
TSMC Arizona Corp.	3.125%	10/25/41	200	164
TSMC Arizona Corp.	3.250%	10/25/51	200	161
TSMC Arizona Corp.	4.500%	4/22/52	200	197
Verisk Analytics Inc.	4.000%	6/15/25	150	149
Verisk Analytics Inc.	4.125%	3/15/29	400	385
Verisk Analytics Inc.	5.500%	6/15/45	50	50
Verisk Analytics Inc.	3.625%	5/15/50	100	78
Visa Inc.	3.150%	12/14/25	925	913
Visa Inc.	1.900%	4/15/27	200	185
Visa Inc.	0.750%	8/15/27	500	433
Visa Inc.	2.750%	9/15/27	150	143
Visa Inc.	1.100%	2/15/31	400	320
Visa Inc.	4.150%	12/14/35	325	324
Visa Inc.	2.700%	4/15/40	200	161
Visa Inc.	4.300%	12/14/45	725	716
Visa Inc.	3.650%	9/15/47	100	89
Visa Inc.	2.000%	8/15/50	300	199
VMware Inc.	0.600%	8/15/23	200	193
VMware Inc.	4.500%	5/15/25	200	201
VMware Inc.	1.400%	8/15/26	300	266
VMware Inc.	4.650%	5/15/27	100	100
VMware Inc.	3.900%	8/21/27	300	288
VMware Inc.	1.800%	8/15/28	200	166
VMware Inc.	4.700%	5/15/30	500	480
VMware Inc.	2.200%	8/15/31	300	236
Western Digital Corp.	4.750%	2/15/26	500	478
Western Digital Corp.	2.850%	2/1/29	200	163
Western Union Co.	2.850%	1/10/25	108	104
Western Union Co.	1.350%	3/15/26	200	179
Western Union Co.	6.200%	11/17/36	100	100
Western Union Co.	6.200%	6/21/40	35	34
Workday Inc.	3.500%	4/1/27	200	192
Workday Inc.	3.700%	4/1/29	200	187
Workday Inc.	3.800%	4/1/32	300	274
Xilinx Inc.	2.950%	6/1/24	150	149
Xilinx Inc.	2.375%	6/1/30	200	176
				107,985
Utilities (2.3%)
AEP Texas Inc.	3.950%	6/1/28	100	97
AEP Texas Inc.	2.100%	7/1/30	200	166
AEP Texas Inc.	3.800%	10/1/47	50	40
AEP Texas Inc.	3.450%	1/15/50	50	39
AEP Transmission Co. LLC	4.000%	12/1/46	75	67
AEP Transmission Co. LLC	3.750%	12/1/47	100	85
AEP Transmission Co. LLC	3.800%	6/15/49	70	59
AEP Transmission Co. LLC	3.150%	9/15/49	70	53
AEP Transmission Co. LLC	4.500%	6/15/52	200	192
AES Corp.	1.375%	1/15/26	300	265
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AES Corp.	2.450%	1/15/31	300	241
Alabama Power Co.	1.450%	9/15/30	500	407
Alabama Power Co.	6.125%	5/15/38	50	55
Alabama Power Co.	3.850%	12/1/42	25	21
Alabama Power Co.	4.150%	8/15/44	75	67
Alabama Power Co.	3.750%	3/1/45	150	124
Alabama Power Co.	4.300%	1/2/46	250	226
Alabama Power Co.	3.700%	12/1/47	100	84
Alabama Power Co.	4.300%	7/15/48	100	90
Alabama Power Co.	3.450%	10/1/49	550	433
Alabama Power Co.	3.125%	7/15/51	400	300
Alabama Power Co.	3.000%	3/15/52	200	147
Ameren Corp.	2.500%	9/15/24	100	97
Ameren Corp.	3.650%	2/15/26	80	79
Ameren Corp.	1.950%	3/15/27	200	179
Ameren Corp.	3.500%	1/15/31	100	92
Ameren Illinois Co.	3.800%	5/15/28	75	74
Ameren Illinois Co.	3.700%	12/1/47	150	129
Ameren Illinois Co.	3.250%	3/15/50	60	47
American Electric Power Co. Inc.	2.031%	3/15/24	300	290
American Electric Power Co. Inc.	3.200%	11/13/27	75	71
American Electric Power Co. Inc.	4.300%	12/1/28	150	146
American Electric Power Co. Inc.	3.875%	2/15/62	150	117
American Water Capital Corp.	3.400%	3/1/25	125	123
American Water Capital Corp.	2.950%	9/1/27	325	305
American Water Capital Corp.	3.450%	6/1/29	125	117
American Water Capital Corp.	2.800%	5/1/30	100	90
American Water Capital Corp.	6.593%	10/15/37	150	174
American Water Capital Corp.	4.300%	9/1/45	100	89
American Water Capital Corp.	3.750%	9/1/47	100	84
American Water Capital Corp.	4.200%	9/1/48	100	90
American Water Capital Corp.	4.150%	6/1/49	125	110
American Water Capital Corp.	3.450%	5/1/50	100	80
Appalachian Power Co.	3.300%	6/1/27	500	479
Appalachian Power Co.	4.500%	3/1/49	425	378
Appalachian Power Co.	3.700%	5/1/50	100	80
Arizona Public Service Co.	3.150%	5/15/25	100	98
Arizona Public Service Co.	2.950%	9/15/27	50	47
Arizona Public Service Co.	4.500%	4/1/42	225	200
Arizona Public Service Co.	4.350%	11/15/45	125	108
Arizona Public Service Co.	3.750%	5/15/46	125	100
Arizona Public Service Co.	4.250%	3/1/49	100	86
Arizona Public Service Co.	3.500%	12/1/49	60	45
Atmos Energy Corp.	3.000%	6/15/27	100	96
Atmos Energy Corp.	2.625%	9/15/29	50	45
Atmos Energy Corp.	5.500%	6/15/41	200	211
Atmos Energy Corp.	4.150%	1/15/43	100	89
Atmos Energy Corp.	4.125%	10/15/44	50	45
Atmos Energy Corp.	3.375%	9/15/49	400	321
Atmos Energy Corp.	2.850%	2/15/52	200	144
Avangrid Inc.	3.150%	12/1/24	230	225
Avangrid Inc.	3.800%	6/1/29	195	182
Avista Corp.	4.350%	6/1/48	75	70
Baltimore Gas and Electric Co.	2.400%	8/15/26	334	315
Baltimore Gas and Electric Co.	2.250%	6/15/31	100	85
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	82
Baltimore Gas and Electric Co.	3.750%	8/15/47	250	215
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	46
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	62
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	74
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	101
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	100
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	119
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	672
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	110
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	246
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	151
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	139
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	42
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	186
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	183

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	200	193
	Black Hills Corp.	4.250%	11/30/23	100	100
	Black Hills Corp.	1.037%	8/23/24	200	187
	Black Hills Corp.	3.950%	1/15/26	75	74
	Black Hills Corp.	3.150%	1/15/27	75	71
	Black Hills Corp.	3.050%	10/15/29	70	62
	Black Hills Corp.	4.350%	5/1/33	75	70
	Black Hills Corp.	4.200%	9/15/46	50	43
	Black Hills Corp.	3.875%	10/15/49	70	56
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	282
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	59
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	67
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	142
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	75
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	163
	CenterPoint Energy Inc.	2.500%	9/1/24	100	97
	CenterPoint Energy Inc.	1.450%	6/1/26	200	180
	CenterPoint Energy Inc.	4.250%	11/1/28	21	20
	CenterPoint Energy Inc.	2.950%	3/1/30	80	71
	CenterPoint Energy Inc.	2.650%	6/1/31	200	171
	CenterPoint Energy Inc.	3.700%	9/1/49	50	40
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	98
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	81
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	269
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	44
	Cleco Corporate Holdings LLC	3.743%	5/1/26	100	97
	Cleco Corporate Holdings LLC	4.973%	5/1/46	125	118
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	231
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	79
	CMS Energy Corp.	3.000%	5/15/26	75	72
	CMS Energy Corp.	3.450%	8/15/27	50	48
	CMS Energy Corp.	4.875%	3/1/44	75	71
	CMS Energy Corp.	4.750%	6/1/50	100	88
	Commonwealth Edison Co.	2.550%	6/15/26	223	214
	Commonwealth Edison Co.	2.950%	8/15/27	75	71
	Commonwealth Edison Co.	2.200%	3/1/30	50	43
	Commonwealth Edison Co.	5.900%	3/15/36	150	168
	Commonwealth Edison Co.	6.450%	1/15/38	175	205
	Commonwealth Edison Co.	4.600%	8/15/43	75	72
	Commonwealth Edison Co.	4.700%	1/15/44	175	171
	Commonwealth Edison Co.	3.700%	3/1/45	75	63
	Commonwealth Edison Co.	3.650%	6/15/46	175	148
	Commonwealth Edison Co.	3.750%	8/15/47	100	86
	Commonwealth Edison Co.	4.000%	3/1/48	150	135
	Commonwealth Edison Co.	4.000%	3/1/49	125	112
	Commonwealth Edison Co.	3.000%	3/1/50	200	153
	Commonwealth Edison Co.	3.850%	3/15/52	200	176
	Connecticut Light and Power Co.	0.750%	12/1/25	500	452
	Connecticut Light and Power Co.	3.200%	3/15/27	50	49
	Connecticut Light and Power Co.	4.300%	4/15/44	150	139
	Connecticut Light and Power Co.	4.000%	4/1/48	160	145
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	516
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	207
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	293
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	83
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	108
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	183
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	345
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	123
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	63
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	349
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	218
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	62
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	108
Constellation Energy Generation LLC	6.250%	10/1/39	360	368
Constellation Energy Generation LLC	5.750%	10/1/41	75	73
Constellation Energy Generation LLC	5.600%	6/15/42	155	148
Consumers Energy Co.	3.375%	8/15/23	275	275
Consumers Energy Co.	3.800%	11/15/28	75	73
Consumers Energy Co.	3.950%	5/15/43	75	67
Consumers Energy Co.	3.250%	8/15/46	50	40
Consumers Energy Co.	3.950%	7/15/47	50	45
Consumers Energy Co.	4.050%	5/15/48	125	114
Consumers Energy Co.	4.350%	4/15/49	80	76
Consumers Energy Co.	3.100%	8/15/50	80	61
Consumers Energy Co.	3.500%	8/1/51	400	334
Consumers Energy Co.	2.500%	5/1/60	100	64
Delmarva Power & Light Co.	3.500%	11/15/23	25	25
Delmarva Power & Light Co.	4.150%	5/15/45	100	89
Dominion Energy Inc.	3.071%	8/15/24	75	73
Dominion Energy Inc.	3.900%	10/1/25	125	125
Dominion Energy Inc.	1.450%	4/15/26	200	181
Dominion Energy Inc.	2.850%	8/15/26	454	431
Dominion Energy Inc.	4.250%	6/1/28	125	123
Dominion Energy Inc.	3.375%	4/1/30	125	114
Dominion Energy Inc.	2.250%	8/15/31	250	206
Dominion Energy Inc.	6.300%	3/15/33	75	82
Dominion Energy Inc.	5.950%	6/15/35	225	240
Dominion Energy Inc.	4.900%	8/1/41	280	268
Dominion Energy Inc.	4.050%	9/15/42	300	257
Dominion Energy Inc.	5.750%	10/1/54	100	93
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	86
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	58
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	140
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	78
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	71
DTE Electric Co.	3.650%	3/15/24	250	252
DTE Electric Co.	3.375%	3/1/25	150	149
DTE Electric Co.	2.250%	3/1/30	200	175
DTE Electric Co.	2.625%	3/1/31	100	89
DTE Electric Co.	4.000%	4/1/43	225	201
DTE Electric Co.	3.700%	6/1/46	50	43
DTE Electric Co.	3.750%	8/15/47	100	87
DTE Electric Co.	3.950%	3/1/49	128	115
DTE Electric Co.	2.950%	3/1/50	150	114
DTE Energy Co.	2.529%	10/1/24	100	97
DTE Energy Co.	1.050%	6/1/25	500	460
DTE Energy Co.	2.850%	10/1/26	300	284
DTE Energy Co.	3.400%	6/15/29	94	86
DTE Energy Co.	2.950%	3/1/30	60	53
Duke Energy Carolinas LLC	2.950%	12/1/26	100	97
Duke Energy Carolinas LLC	3.950%	11/15/28	125	123
Duke Energy Carolinas LLC	6.000%	12/1/28	125	135
Duke Energy Carolinas LLC	2.450%	8/15/29	200	178
Duke Energy Carolinas LLC	2.450%	2/1/30	100	88

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	2.550%	4/15/31	200	175
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	109
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	28
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	28
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	156
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	156
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	88
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	85
	Duke Energy Carolinas LLC	3.200%	8/15/49	400	314
	Duke Energy Carolinas LLC	3.550%	3/15/52	200	166
	Duke Energy Corp.	3.750%	4/15/24	325	325
	Duke Energy Corp.	2.650%	9/1/26	80	75
	Duke Energy Corp.	3.150%	8/15/27	300	284
	Duke Energy Corp.	2.450%	6/1/30	100	84
	Duke Energy Corp.	2.550%	6/15/31	200	166
	Duke Energy Corp.	4.800%	12/15/45	125	114
	Duke Energy Corp.	3.750%	9/1/46	405	319
	Duke Energy Corp.	4.200%	6/15/49	400	334
	Duke Energy Corp.	3.500%	6/15/51	200	151
	Duke Energy Corp.	3.250%	1/15/82	200	155
	Duke Energy Florida LLC	3.800%	7/15/28	100	98
	Duke Energy Florida LLC	2.500%	12/1/29	425	378
	Duke Energy Florida LLC	1.750%	6/15/30	100	83
	Duke Energy Florida LLC	2.400%	12/15/31	200	171
	Duke Energy Florida LLC	6.350%	9/15/37	225	258
	Duke Energy Florida LLC	6.400%	6/15/38	200	235
	Duke Energy Florida LLC	3.850%	11/15/42	200	174
	Duke Energy Florida LLC	3.400%	10/1/46	100	79
	Duke Energy Florida LLC	4.200%	7/15/48	200	180
[2]	Duke Energy Florida Project Finance LLC	1.731%	9/1/24	8	7
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	100	94
	Duke Energy Indiana LLC	6.350%	8/15/38	740	839
	Duke Energy Indiana LLC	3.750%	5/15/46	225	191
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	84
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	21
	Duke Energy Progress LLC	3.375%	9/1/23	25	25
	Duke Energy Progress LLC	3.700%	9/1/28	175	170
	Duke Energy Progress LLC	3.450%	3/15/29	125	119
	Duke Energy Progress LLC	2.000%	8/15/31	200	166
	Duke Energy Progress LLC	4.375%	3/30/44	300	279
	Duke Energy Progress LLC	4.150%	12/1/44	100	90
	Duke Energy Progress LLC	3.700%	10/15/46	50	43
	Duke Energy Progress LLC	3.600%	9/15/47	100	83
	Duke Energy Progress LLC	2.900%	8/15/51	434	321
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	100	92
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	92
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	83
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	100	97
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	134	132
	Edison International	3.125%	11/15/22	80	80
	Edison International	5.750%	6/15/27	25	25
	El Paso Electric Co.	6.000%	5/15/35	50	53
	El Paso Electric Co.	5.000%	12/1/44	75	70
	Emera US Finance LP	3.550%	6/15/26	150	144
	Emera US Finance LP	4.750%	6/15/46	245	216
	Enel Chile SA	4.875%	6/12/28	125	120
	Entergy Arkansas LLC	3.500%	4/1/26	50	49
	Entergy Arkansas LLC	2.650%	6/15/51	500	348
	Entergy Corp.	2.950%	9/1/26	200	190
	Entergy Corp.	2.800%	6/15/30	100	86
	Entergy Corp.	3.750%	6/15/50	300	238
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	223	230
	Entergy Louisiana LLC	0.950%	10/1/24	200	188
	Entergy Louisiana LLC	5.400%	11/1/24	382	395
	Entergy Louisiana LLC	2.400%	10/1/26	75	69
	Entergy Louisiana LLC	3.120%	9/1/27	100	95
	Entergy Louisiana LLC	3.050%	6/1/31	100	90
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	4.000%	3/15/33	150	143
	Entergy Louisiana LLC	4.950%	1/15/45	150	142
	Entergy Louisiana LLC	4.200%	9/1/48	200	184
	Entergy Louisiana LLC	4.200%	4/1/50	100	91
	Entergy Louisiana LLC	2.900%	3/15/51	300	217
	Entergy Mississippi LLC	2.850%	6/1/28	125	115
	Entergy Texas Inc.	1.750%	3/15/31	500	406
	Essential Utilities Inc.	3.566%	5/1/29	75	70
	Essential Utilities Inc.	2.704%	4/15/30	100	87
	Essential Utilities Inc.	4.276%	5/1/49	85	74
	Essential Utilities Inc.	3.351%	4/15/50	200	150
	Evergy Inc.	2.450%	9/15/24	200	193
	Evergy Inc.	2.900%	9/15/29	150	132
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	142
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	96
	Evergy Kansas Central Inc.	4.125%	3/1/42	200	179
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	87
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	23
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	77
	Evergy Metro Inc.	2.250%	6/1/30	100	86
	Evergy Metro Inc.	5.300%	10/1/41	100	103
	Evergy Metro Inc.	4.200%	6/15/47	100	90
	Eversource Energy	3.800%	12/1/23	75	75
	Eversource Energy	2.900%	10/1/24	50	49
	Eversource Energy	3.150%	1/15/25	168	164
	Eversource Energy	3.300%	1/15/28	100	94
	Eversource Energy	4.250%	4/1/29	200	195
	Eversource Energy	3.450%	1/15/50	200	154
	Exelon Corp.	3.950%	6/15/25	200	199
	Exelon Corp.	3.400%	4/15/26	200	194
[5]	Exelon Corp.	2.750%	3/15/27	250	234
	Exelon Corp.	4.050%	4/15/30	250	240
	Exelon Corp.	4.950%	6/15/35	225	219
	Exelon Corp.	5.625%	6/15/35	20	21
	Exelon Corp.	5.100%	6/15/45	145	143
	Exelon Corp.	4.450%	4/15/46	175	158
[5]	Exelon Corp.	4.100%	3/15/52	250	215
	Florida Power & Light Co.	3.250%	6/1/24	25	25
	Florida Power & Light Co.	2.850%	4/1/25	300	295
	Florida Power & Light Co.	2.450%	2/3/32	200	174
	Florida Power & Light Co.	5.625%	4/1/34	25	28
	Florida Power & Light Co.	5.960%	4/1/39	375	424
	Florida Power & Light Co.	4.125%	2/1/42	170	160
	Florida Power & Light Co.	4.050%	6/1/42	125	115
	Florida Power & Light Co.	3.800%	12/15/42	75	67
	Florida Power & Light Co.	3.700%	12/1/47	150	132
	Florida Power & Light Co.	3.950%	3/1/48	325	298
	Florida Power & Light Co.	3.150%	10/1/49	555	442
	Florida Power & Light Co.	2.875%	12/4/51	500	375
	Fortis Inc.	3.055%	10/4/26	295	277
	Georgia Power Co.	2.100%	7/30/23	75	74
	Georgia Power Co.	2.200%	9/15/24	225	217
	Georgia Power Co.	3.250%	4/1/26	100	97
	Georgia Power Co.	4.750%	9/1/40	175	159
	Georgia Power Co.	4.300%	3/15/43	100	87
	Gulf Power Co.	3.300%	5/30/27	50	48
	Iberdrola International BV	6.750%	7/15/36	75	87
	Indiana Michigan Power Co.	3.850%	5/15/28	250	242
	Indiana Michigan Power Co.	3.750%	7/1/47	150	123
	Indiana Michigan Power Co.	4.250%	8/15/48	100	88
	Interstate Power and Light Co.	3.250%	12/1/24	202	200
	Interstate Power and Light Co.	4.100%	9/26/28	125	124
	Interstate Power and Light Co.	3.600%	4/1/29	60	57
	Interstate Power and Light Co.	2.300%	6/1/30	100	85
	Interstate Power and Light Co.	6.250%	7/15/39	50	56
	Interstate Power and Light Co.	3.700%	9/15/46	75	61
	ITC Holdings Corp.	3.650%	6/15/24	75	74
	ITC Holdings Corp.	3.350%	11/15/27	100	95
	ITC Holdings Corp.	5.300%	7/1/43	200	201
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	63	64

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kentucky Utilities Co.	5.125%	11/1/40	125	125
Kentucky Utilities Co.	4.375%	10/1/45	100	91
Kentucky Utilities Co.	3.300%	6/1/50	200	156
Louisville Gas and Electric Co.	3.300%	10/1/25	75	74
Louisville Gas and Electric Co.	4.250%	4/1/49	170	154
MidAmerican Energy Co.	3.500%	10/15/24	179	179
MidAmerican Energy Co.	3.100%	5/1/27	150	145
MidAmerican Energy Co.	3.650%	4/15/29	200	195
MidAmerican Energy Co.	6.750%	12/30/31	125	147
MidAmerican Energy Co.	5.750%	11/1/35	125	137
MidAmerican Energy Co.	4.800%	9/15/43	100	99
MidAmerican Energy Co.	3.950%	8/1/47	100	89
MidAmerican Energy Co.	4.250%	7/15/49	200	186
Mississippi Power Co.	4.250%	3/15/42	100	88
National Fuel Gas Co.	5.500%	1/15/26	50	50
National Fuel Gas Co.	4.750%	9/1/28	50	49
National Fuel Gas Co.	2.950%	3/1/31	100	81
National Grid USA	5.803%	4/1/35	50	53
National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	775	768
National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	90
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	144
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	98
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	95
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	87
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	78
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	194
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	68
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	400	373
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	93
Nevada Power Co.	3.700%	5/1/29	200	193
Nevada Power Co.	2.400%	5/1/30	75	65
Nevada Power Co.	6.750%	7/1/37	75	87
Nevada Power Co.	3.125%	8/1/50	150	111
NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	300	296
NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	150	151
NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	150	151
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	242
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	261
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	93
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	88
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	420
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	103
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	88
NiSource Inc.	0.950%	8/15/25	500	449
NiSource Inc.	3.490%	5/15/27	250	239
NiSource Inc.	2.950%	9/1/29	200	177
NiSource Inc.	3.600%	5/1/30	200	183
NiSource Inc.	1.700%	2/15/31	500	390
NiSource Inc.	5.950%	6/15/41	77	80
NiSource Inc.	4.800%	2/15/44	125	113
NiSource Inc.	5.650%	2/1/45	100	100
NiSource Inc.	4.375%	5/15/47	250	220
NiSource Inc.	3.950%	3/30/48	200	166
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern States Power Co.	6.250%	6/1/36	75	86
	Northern States Power Co.	6.200%	7/1/37	50	58
	Northern States Power Co.	5.350%	11/1/39	175	188
	Northern States Power Co.	3.400%	8/15/42	105	89
	Northern States Power Co.	4.000%	8/15/45	50	44
	Northern States Power Co.	2.900%	3/1/50	250	188
	Northern States Power Co.	2.600%	6/1/51	100	71
	NSTAR Electric Co.	3.200%	5/15/27	125	121
	NSTAR Electric Co.	3.250%	5/15/29	50	47
	NSTAR Electric Co.	5.500%	3/15/40	75	81
	Oglethorpe Power Corp.	5.950%	11/1/39	50	53
	Oglethorpe Power Corp.	5.375%	11/1/40	175	172
	Ohio Edison Co.	6.875%	7/15/36	100	117
	Ohio Power Co.	4.150%	4/1/48	100	88
	Ohio Power Co.	4.000%	6/1/49	240	207
	Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	73
	Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	92
	Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	45
	Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	63
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	99
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	73
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	49
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	182
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	62
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	160
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	132
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	73
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	39
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	86
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	44
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	176
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	400	311
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	181
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	69
	ONE Gas Inc.	2.000%	5/15/30	100	83
	ONE Gas Inc.	4.658%	2/1/44	125	113
	ONE Gas Inc.	4.500%	11/1/48	75	66
	Pacific Gas and Electric Co.	1.700%	11/15/23	200	192
	Pacific Gas and Electric Co.	3.850%	11/15/23	985	974
	Pacific Gas and Electric Co.	3.450%	7/1/25	200	188
	Pacific Gas and Electric Co.	3.150%	1/1/26	300	273
	Pacific Gas and Electric Co.	3.300%	12/1/27	800	698
	Pacific Gas and Electric Co.	3.000%	6/15/28	200	173
	Pacific Gas and Electric Co.	3.750%	7/1/28	300	265
	Pacific Gas and Electric Co.	4.550%	7/1/30	700	621
	Pacific Gas and Electric Co.	4.500%	7/1/40	500	387
	Pacific Gas and Electric Co.	4.750%	2/15/44	500	382
	Pacific Gas and Electric Co.	4.300%	3/15/45	200	146
	Pacific Gas and Electric Co.	4.950%	7/1/50	800	638
	Pacific Gas and Electric Co.	3.500%	8/1/50	500	334
	PacifiCorp	3.600%	4/1/24	125	125
	PacifiCorp	3.500%	6/15/29	100	95
	PacifiCorp	2.700%	9/15/30	50	44
	PacifiCorp	7.700%	11/15/31	450	551
	PacifiCorp	5.250%	6/15/35	640	654
	PacifiCorp	6.100%	8/1/36	100	110
	PacifiCorp	6.250%	10/15/37	125	140
	PacifiCorp	6.350%	7/15/38	75	85
	PacifiCorp	6.000%	1/15/39	300	329
	PacifiCorp	4.100%	2/1/42	200	178
	PacifiCorp	4.125%	1/15/49	100	89
	PacifiCorp	4.150%	2/15/50	200	179
	PacifiCorp	3.300%	3/15/51	100	78
	PECO Energy Co.	3.900%	3/1/48	75	67
	PECO Energy Co.	2.800%	6/15/50	200	147
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	79
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	150	149
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	250
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	100
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	102
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	46
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	59
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	100	74
	Pinnacle West Capital Corp.	1.300%	6/15/25	200	183
	Potomac Electric Power Co.	6.500%	11/15/37	250	290
	Potomac Electric Power Co.	4.150%	3/15/43	150	136
	PPL Capital Funding Inc.	3.100%	5/15/26	100	95
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	114
	PPL Electric Utilities Corp.	4.125%	6/15/44	50	45
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	138
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	67
	Progress Energy Inc.	7.000%	10/30/31	119	134
	Progress Energy Inc.	6.000%	12/1/39	125	132
	Public Service Co. of Colorado	3.700%	6/15/28	75	74
	Public Service Co. of Colorado	1.900%	1/15/31	100	84
	Public Service Co. of Colorado	1.875%	6/15/31	200	167
	Public Service Co. of Colorado	3.600%	9/15/42	175	150
	Public Service Co. of Colorado	4.100%	6/15/48	75	68
	Public Service Co. of Colorado	2.700%	1/15/51	100	72
	Public Service Co. of New Hampshire	3.500%	11/1/23	50	50
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	63
	Public Service Electric and Gas Co.	3.000%	5/15/25	80	78
	Public Service Electric and Gas Co.	2.250%	9/15/26	250	235
	Public Service Electric and Gas Co.	3.000%	5/15/27	75	72
	Public Service Electric and Gas Co.	3.200%	5/15/29	70	66
	Public Service Electric and Gas Co.	2.450%	1/15/30	50	45
	Public Service Electric and Gas Co.	3.800%	3/1/46	250	219
	Public Service Electric and Gas Co.	3.850%	5/1/49	200	176
	Public Service Electric and Gas Co.	3.150%	1/1/50	200	156
	Public Service Electric and Gas Co.	2.050%	8/1/50	500	313
	Public Service Enterprise Group Inc.	1.600%	8/15/30	500	398
	Puget Energy Inc.	3.650%	5/15/25	400	392
	Puget Energy Inc.	4.100%	6/15/30	100	93
	Puget Sound Energy Inc.	6.274%	3/15/37	125	141
	Puget Sound Energy Inc.	5.757%	10/1/39	125	133
	Puget Sound Energy Inc.	4.300%	5/20/45	100	89
	Puget Sound Energy Inc.	4.223%	6/15/48	125	111
	Puget Sound Energy Inc.	3.250%	9/15/49	90	69
	San Diego Gas & Electric Co.	2.500%	5/15/26	250	238
	San Diego Gas & Electric Co.	1.700%	10/1/30	500	411
	San Diego Gas & Electric Co.	3.000%	3/15/32	100	90
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	94
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	63
	San Diego Gas & Electric Co.	4.150%	5/15/48	75	69
	San Diego Gas & Electric Co.	3.320%	4/15/50	100	78
	San Diego Gas & Electric Co.	3.700%	3/15/52	100	85
	SCE Recovery Funding LLC	2.943%	11/15/44	50	49
	Sempra Energy	3.300%	4/1/25	200	195
	Sempra Energy	3.250%	6/15/27	150	142
	Sempra Energy	3.400%	2/1/28	200	189
	Sempra Energy	3.800%	2/1/38	200	169
	Sempra Energy	6.000%	10/15/39	150	158
	Sempra Energy	4.000%	2/1/48	175	145
	Sempra Energy	4.125%	4/1/52	200	161
	Sierra Pacific Power Co.	2.600%	5/1/26	100	95
	Southern California Edison Co.	3.500%	10/1/23	175	175
	Southern California Edison Co.	1.100%	4/1/24	200	190
	Southern California Edison Co.	3.700%	8/1/25	150	148
	Southern California Edison Co.	3.650%	3/1/28	100	95
	Southern California Edison Co.	4.200%	3/1/29	75	72
	Southern California Edison Co.	6.650%	4/1/29	75	80
	Southern California Edison Co.	2.850%	8/1/29	275	244
	Southern California Edison Co.	2.250%	6/1/30	300	252
	Southern California Edison Co.	2.500%	6/1/31	200	168
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern California Edison Co.	2.750%	2/1/32	130	110
Southern California Edison Co.	5.750%	4/1/35	75	77
Southern California Edison Co.	5.350%	7/15/35	200	199
Southern California Edison Co.	5.625%	2/1/36	125	126
Southern California Edison Co.	5.500%	3/15/40	100	99
Southern California Edison Co.	4.500%	9/1/40	275	244
Southern California Edison Co.	4.050%	3/15/42	208	172
Southern California Edison Co.	3.900%	3/15/43	100	80
Southern California Edison Co.	4.000%	4/1/47	335	272
Southern California Edison Co.	4.125%	3/1/48	350	289
Southern California Edison Co.	4.875%	3/1/49	100	91
Southern California Edison Co.	3.650%	6/1/51	200	156
Southern California Edison Co.	3.450%	2/1/52	200	149
Southern California Gas Co.	2.600%	6/15/26	405	384
Southern California Gas Co.	2.950%	4/15/27	200	190
Southern California Gas Co.	2.550%	2/1/30	150	133
Southern California Gas Co.	3.750%	9/15/42	75	63
Southern California Gas Co.	4.125%	6/1/48	75	66
Southern California Gas Co.	3.950%	2/15/50	70	60
Southern Co.	4.475%	8/1/24	200	201
Southern Co.	3.250%	7/1/26	350	335
Southern Co.	5.113%	8/1/27	200	202
Southern Co.	1.750%	3/15/28	300	257
Southern Co.	4.250%	7/1/36	200	184
Southern Co.	4.400%	7/1/46	360	314
Southern Co.	4.000%	1/15/51	300	268
Southern Co.	3.750%	9/15/51	200	170
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	72
Southern Co. Gas Capital Corp.	1.750%	1/15/31	500	394
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	79
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	43
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	82
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	87
Southern Power Co.	4.150%	12/1/25	100	100
Southern Power Co.	5.150%	9/15/41	100	94
Southern Power Co.	5.250%	7/15/43	50	47
Southern Power Co.	4.950%	12/15/46	75	69
Southwest Gas Corp.	3.700%	4/1/28	50	47
Southwest Gas Corp.	4.050%	3/15/32	200	182
Southwest Gas Corp.	3.800%	9/29/46	75	59
Southwest Gas Corp.	4.150%	6/1/49	25	21
Southwestern Electric Power Co.	2.750%	10/1/26	545	511
Southwestern Electric Power Co.	4.100%	9/15/28	100	97
Southwestern Electric Power Co.	6.200%	3/15/40	75	81
Southwestern Electric Power Co.	3.900%	4/1/45	200	161
Southwestern Electric Power Co.	3.850%	2/1/48	325	263
Southwestern Electric Power Co.	3.250%	11/1/51	200	148
Southwestern Public Service Co.	3.300%	6/15/24	165	164
Southwestern Public Service Co.	4.500%	8/15/41	100	94
Southwestern Public Service Co.	3.400%	8/15/46	275	213
Southwestern Public Service Co.	3.700%	8/15/47	75	62
Southwestern Public Service Co.	4.400%	11/15/48	275	252
Southwestern Public Service Co.	3.750%	6/15/49	75	63
Southwestern Public Service Co.	3.150%	5/1/50	100	77
Tampa Electric Co.	4.100%	6/15/42	50	44
Tampa Electric Co.	4.350%	5/15/44	50	46
Tampa Electric Co.	4.300%	6/15/48	75	68
Tampa Electric Co.	4.450%	6/15/49	125	116
Tampa Electric Co.	3.625%	6/15/50	50	41
Toledo Edison Co.	6.150%	5/15/37	75	83
Tucson Electric Power Co.	3.050%	3/15/25	50	49
Union Electric Co.	3.500%	4/15/24	250	250
Union Electric Co.	2.950%	3/15/30	500	455
Union Electric Co.	2.150%	3/15/32	200	167
Union Electric Co.	8.450%	3/15/39	150	201
Union Electric Co.	3.650%	4/15/45	125	103
Union Electric Co.	4.000%	4/1/48	275	241
Union Electric Co.	3.250%	10/1/49	100	78
Union Electric Co.	3.900%	4/1/52	100	89
Veolia Environnement SA	6.750%	6/1/38	39	46
Virginia Electric and Power Co.	3.450%	2/15/24	50	50

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Electric and Power Co.	2.950%	11/15/26	276	263
Virginia Electric and Power Co.	3.500%	3/15/27	250	244
Virginia Electric and Power Co.	3.800%	4/1/28	150	146
Virginia Electric and Power Co.	2.875%	7/15/29	275	252
Virginia Electric and Power Co.	2.300%	11/15/31	200	170
Virginia Electric and Power Co.	2.400%	3/30/32	200	171
Virginia Electric and Power Co.	6.000%	1/15/36	125	138
Virginia Electric and Power Co.	6.000%	5/15/37	150	166
Virginia Electric and Power Co.	6.350%	11/30/37	50	58
Virginia Electric and Power Co.	4.000%	1/15/43	400	351
Virginia Electric and Power Co.	4.450%	2/15/44	475	442
Virginia Electric and Power Co.	4.200%	5/15/45	75	67
Virginia Electric and Power Co.	4.000%	11/15/46	100	88
Virginia Electric and Power Co.	3.800%	9/15/47	100	85
Virginia Electric and Power Co.	4.600%	12/1/48	175	168
Virginia Electric and Power Co.	3.300%	12/1/49	210	167
Virginia Electric and Power Co.	2.950%	11/15/51	200	149
Washington Gas Light Co.	3.796%	9/15/46	100	86
Washington Gas Light Co.	3.650%	9/15/49	30	25
WEC Energy Group Inc.	0.550%	9/15/23	500	483
WEC Energy Group Inc.	3.550%	6/15/25	48	47
WEC Energy Group Inc.	1.375%	10/15/27	500	433
WEC Energy Group Inc.	2.200%	12/15/28	200	175
Wisconsin Electric Power Co.	2.050%	12/15/24	100	96
Wisconsin Electric Power Co.	4.300%	10/15/48	100	92
Wisconsin Power and Light Co.	6.375%	8/15/37	100	114
Wisconsin Power and Light Co.	3.650%	4/1/50	50	41
Xcel Energy Inc.	3.300%	6/1/25	325	319
Xcel Energy Inc.	3.350%	12/1/26	75	72
Xcel Energy Inc.	1.750%	3/15/27	200	179
Xcel Energy Inc.	4.000%	6/15/28	75	73
Xcel Energy Inc.	2.600%	12/1/29	200	176
Xcel Energy Inc.	3.400%	6/1/30	250	230
Xcel Energy Inc.	4.600%	6/1/32	200	199
Xcel Energy Inc.	3.500%	12/1/49	100	79
				95,836
Total Corporate Bonds (Cost $1,267,639)				1,140,727
Sovereign Bonds (3.7%)
African Development Bank	3.000%	9/20/23	275	275
African Development Bank	0.875%	3/23/26	600	552
African Development Bank	0.875%	7/22/26	400	365
Asian Development Bank	0.250%	7/14/23	1,300	1,266
Asian Development Bank	0.250%	10/6/23	600	580
Asian Development Bank	2.625%	1/30/24	1,000	994
Asian Development Bank	0.375%	6/11/24	1,200	1,140
Asian Development Bank	0.625%	10/8/24	700	664
Asian Development Bank	1.500%	10/18/24	500	483
Asian Development Bank	2.000%	1/22/25	300	292
Asian Development Bank	0.625%	4/29/25	700	654
Asian Development Bank	2.875%	5/6/25	405	402
Asian Development Bank	0.375%	9/3/25	1,000	917
Asian Development Bank	0.500%	2/4/26	850	774
Asian Development Bank	2.000%	4/24/26	100	96
Asian Development Bank	2.625%	1/12/27	200	196
Asian Development Bank	1.500%	1/20/27	1,125	1,047
Asian Development Bank	2.375%	8/10/27	275	265
Asian Development Bank	6.220%	8/15/27	100	113
Asian Development Bank	2.500%	11/2/27	673	651
Asian Development Bank	1.250%	6/9/28	210	188
Asian Development Bank	5.820%	6/16/28	148	168
Asian Development Bank	3.125%	9/26/28	130	129
Asian Development Bank	1.750%	9/19/29	200	181
Asian Development Bank	1.875%	1/24/30	200	182
Asian Development Bank	0.750%	10/8/30	500	413
Asian Development Bank	1.500%	3/4/31	500	437
Asian Development Bank	3.125%	4/27/32	400	397
Asian Infrastructure Investment Bank	0.250%	9/29/23	500	483
Asian Infrastructure Investment Bank	2.250%	5/16/24	500	492
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Asian Infrastructure Investment Bank	0.500%	5/28/25	400	370
	Asian Infrastructure Investment Bank	3.375%	6/29/25	200	200
	Asian Infrastructure Investment Bank	0.500%	1/27/26	600	543
	Canada	1.625%	1/22/25	550	531
	Canada	2.875%	4/28/25	520	517
	Canada	0.750%	5/19/26	800	730
	Corp. Andina de Fomento	3.750%	11/23/23	925	929
	Corp. Andina de Fomento	1.250%	10/26/24	300	285
	Corp. Andina de Fomento	2.250%	2/8/27	210	195
	Council of Europe Development Bank	0.250%	10/20/23	500	482
	Council of Europe Development Bank	1.375%	2/27/25	200	191
	Council of Europe Development Bank	3.000%	6/16/25	120	120
	Council of Europe Development Bank	0.875%	9/22/26	200	182
	European Bank for Reconstruction & Development	0.250%	7/10/23	200	195
	European Bank for Reconstruction & Development	1.625%	9/27/24	270	262
	European Bank for Reconstruction & Development	1.500%	2/13/25	100	96
	European Bank for Reconstruction & Development	0.500%	5/19/25	100	93
	European Bank for Reconstruction & Development	0.500%	11/25/25	500	457
	European Bank for Reconstruction & Development	0.500%	1/28/26	500	455
	European Investment Bank	2.875%	8/15/23	800	799
	European Investment Bank	0.250%	9/15/23	1,750	1,694
	European Investment Bank	3.125%	12/14/23	500	501
	European Investment Bank	3.250%	1/29/24	810	813
	European Investment Bank	2.625%	3/15/24	530	526
	European Investment Bank	2.250%	6/24/24	550	541
	European Investment Bank	2.500%	10/15/24	276	273
	European Investment Bank	1.875%	2/10/25	1,050	1,019
	European Investment Bank	1.625%	3/14/25	100	96
	European Investment Bank	0.625%	7/25/25	1,600	1,485
	European Investment Bank	2.750%	8/15/25	800	792
	European Investment Bank	0.375%	12/15/25	2,000	1,821
	European Investment Bank	0.375%	3/26/26	1,000	903
	European Investment Bank	0.750%	10/26/26	450	407
	European Investment Bank	1.375%	3/15/27	600	554
	European Investment Bank	2.375%	5/24/27	225	217
	European Investment Bank	0.625%	10/21/27	500	439
	European Investment Bank	1.625%	10/9/29	125	113
	European Investment Bank	0.875%	5/17/30	200	168
	European Investment Bank	0.750%	9/23/30	500	415
	European Investment Bank	1.250%	2/14/31	500	429
	European Investment Bank	4.875%	2/15/36	325	378
[6]	Export Development Canada	2.625%	2/21/24	250	248
[6]	Export Development Canada	3.000%	5/25/27	450	446
	Export-Import Bank of Korea	3.625%	11/27/23	200	201
	Export-Import Bank of Korea	4.000%	1/14/24	650	658
	Export-Import Bank of Korea	2.625%	5/26/26	200	194
	Export-Import Bank of Korea	1.625%	1/18/27	200	184
	Export-Import Bank of Korea	1.250%	9/21/30	500	412
	Export-Import Bank of Korea	2.125%	1/18/32	200	172
	Export-Import Bank of Korea	2.500%	6/29/41	350	280
	Hydro-Quebec	8.050%	7/7/24	325	354
	Inter-American Development Bank	3.000%	10/4/23	625	625
	Inter-American Development Bank	0.250%	11/15/23	1,000	963
	Inter-American Development Bank	2.625%	1/16/24	150	149
	Inter-American Development Bank	3.000%	2/21/24	900	899
	Inter-American Development Bank	3.250%	7/1/24	600	601
	Inter-American Development Bank	0.500%	9/23/24	600	567
	Inter-American Development Bank	2.125%	1/15/25	1,100	1,075
	Inter-American Development Bank	1.750%	3/14/25	200	193
	Inter-American Development Bank	0.875%	4/3/25	500	471

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	7.000%	6/15/25	134	148
	Inter-American Development Bank	0.625%	7/15/25	1,300	1,207
	Inter-American Development Bank	0.875%	4/20/26	500	459
	Inter-American Development Bank	2.000%	6/2/26	750	718
	Inter-American Development Bank	2.000%	7/23/26	100	96
	Inter-American Development Bank	2.375%	7/7/27	450	434
	Inter-American Development Bank	0.625%	9/16/27	800	703
	Inter-American Development Bank	1.125%	7/20/28	300	266
	Inter-American Development Bank	3.125%	9/18/28	875	872
	Inter-American Development Bank	1.125%	1/13/31	350	297
	Inter-American Development Bank	3.875%	10/28/41	200	204
	Inter-American Development Bank	3.200%	8/7/42	100	92
	International Bank for Reconstruction & Development	3.000%	9/27/23	1,125	1,125
	International Bank for Reconstruction & Development	0.250%	11/24/23	700	674
	International Bank for Reconstruction & Development	2.500%	3/19/24	1,100	1,090
	International Bank for Reconstruction & Development	1.500%	8/28/24	695	673
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	740
	International Bank for Reconstruction & Development	1.625%	1/15/25	200	193
	International Bank for Reconstruction & Development	0.625%	4/22/25	1,500	1,402
	International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,381
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,129
	International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,835
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	470
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	480
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	338
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	793
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,327
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	181
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	336
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	662
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	556
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,312
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	188
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	283
	International Finance Corp.	2.875%	7/31/23	575	574
	International Finance Corp.	1.375%	10/16/24	200	193
	International Finance Corp.	0.375%	7/16/25	400	369
	International Finance Corp.	2.125%	4/7/26	600	578
[7]	Israel Government Aid Bond	5.500%	12/4/23	50	52
[7]	Israel Government Aid Bond	5.500%	4/26/24	475	494
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	118
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	300	301
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	100	100
[8]	Japan Bank for International Cooperation	0.375%	9/15/23	600	581
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	400	401
[8]	Japan Bank for International Cooperation	0.500%	4/15/24	500	477
[8]	Japan Bank for International Cooperation	3.000%	5/29/24	500	498
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	200	194
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	330	321
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	400	370
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	432
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	193
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	191
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	195
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	773
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	298
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	350
[8]	Japan Bank for International Cooperation	2.125%	2/16/29	420	388
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	421
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	290
[8]	Japan International Cooperation Agency	3.250%	5/25/27	200	198
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	174
[9]	KFW	0.250%	10/19/23	800	772
[9]	KFW	2.625%	2/28/24	400	397
[9]	KFW	0.250%	3/8/24	700	668
[9]	KFW	1.375%	8/5/24	900	870
[9]	KFW	0.500%	9/20/24	825	780
[9]	KFW	2.500%	11/20/24	1,800	1,777
[9]	KFW	1.250%	1/31/25	1,725	1,648
[9]	KFW	2.000%	5/2/25	150	146
[9]	KFW	0.375%	7/18/25	1,500	1,381
[9]	KFW	0.625%	1/22/26	1,000	916
[9]	KFW	1.000%	10/1/26	1,000	916
[9]	KFW	3.000%	5/20/27	560	556
[9]	KFW	2.875%	4/3/28	500	492
[9]	KFW	1.750%	9/14/29	175	159
[9]	KFW	0.000%	4/18/36	400	254
[9]	KFW	0.000%	6/29/37	200	120
[7]	Kingdom of Jordan AID	3.000%	6/30/25	200	199
	Korea Development Bank	3.750%	1/22/24	500	504
	Korea Development Bank	2.125%	10/1/24	200	195
	Korea Development Bank	0.750%	1/25/25	200	187
	Korea Development Bank	1.375%	4/25/27	200	180
	Korea Development Bank	1.625%	1/19/31	400	337
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	100
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	828
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	371
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	465
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	260
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	241
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	418
	Nordic Investment Bank	2.875%	7/19/23	200	200
	Nordic Investment Bank	2.250%	5/21/24	200	197
	Nordic Investment Bank	0.375%	9/11/25	600	550
	Nordic Investment Bank	0.500%	1/21/26	200	182
[10]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	200
[10]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	96
[10]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	458
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	455
[2]	Oriental Republic of Uruguay	4.500%	8/14/24	303	306
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	152
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	387	392
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	195	244
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	200	183
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	695	696

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	370	364
	Province of Alberta	3.350%	11/1/23	375	376
	Province of Alberta	2.950%	1/23/24	300	299
	Province of Alberta	1.875%	11/13/24	450	437
	Province of Alberta	1.000%	5/20/25	485	456
	Province of Alberta	3.300%	3/15/28	250	248
	Province of Alberta	1.300%	7/22/30	500	425
	Province of British Columbia	1.750%	9/27/24	225	219
	Province of British Columbia	2.250%	6/2/26	300	289
	Province of British Columbia	0.900%	7/20/26	300	273
	Province of Manitoba	2.600%	4/16/24	150	149
	Province of Manitoba	2.125%	6/22/26	90	86
	Province of Manitoba	1.500%	10/25/28	350	312
	Province of New Brunswick	3.625%	2/24/28	105	106
	Province of Ontario	3.400%	10/17/23	760	763
	Province of Ontario	3.050%	1/29/24	250	250
	Province of Ontario	3.200%	5/16/24	150	150
	Province of Ontario	2.500%	4/27/26	250	243
	Province of Ontario	2.300%	6/15/26	900	866
	Province of Ontario	3.100%	5/19/27	600	592
	Province of Ontario	2.000%	10/2/29	585	531
	Province of Ontario	1.125%	10/7/30	500	417
	Province of Ontario	1.600%	2/25/31	600	516
	Province of Ontario	1.800%	10/14/31	200	173
	Province of Quebec	1.500%	2/11/25	441	423
	Province of Quebec	0.600%	7/23/25	500	462
	Province of Quebec	2.500%	4/20/26	200	194
	Province of Quebec	2.750%	4/12/27	850	829
	Province of Quebec	7.500%	9/15/29	475	592
	Province of Quebec	1.350%	5/28/30	400	342
	Province of Quebec	1.900%	4/21/31	1,700	1,503
	Republic of Chile	2.250%	10/30/22	175	175
	Republic of Chile	3.125%	1/21/26	485	469
	Republic of Chile	3.240%	2/6/28	460	433
	Republic of Chile	2.450%	1/31/31	200	171
	Republic of Chile	2.550%	7/27/33	650	531
	Republic of Chile	3.500%	1/31/34	400	356
	Republic of Chile	3.500%	1/25/50	675	519
	Republic of Chile	4.000%	1/31/52	200	166
	Republic of Chile	3.100%	1/22/61	500	338
	Republic of Chile	3.250%	9/21/71	200	134
	Republic of Hungary	5.750%	11/22/23	400	408
	Republic of Hungary	5.375%	3/25/24	150	153
	Republic of Hungary	7.625%	3/29/41	240	277
	Republic of Indonesia	4.100%	4/24/28	200	197
	Republic of Indonesia	4.750%	2/11/29	425	429
	Republic of Indonesia	3.400%	9/18/29	200	186
	Republic of Indonesia	2.850%	2/14/30	200	178
	Republic of Indonesia	3.850%	10/15/30	200	190
	Republic of Indonesia	4.350%	1/11/48	725	632
	Republic of Indonesia	3.700%	10/30/49	200	160
	Republic of Indonesia	4.200%	10/15/50	430	370
	Republic of Indonesia	3.050%	3/12/51	400	304
	Republic of Indonesia	4.300%	3/31/52	200	174
	Republic of Indonesia	3.200%	9/23/61	200	141
	Republic of Indonesia	4.450%	4/15/70	200	170
	Republic of Italy	6.875%	9/27/23	590	613
	Republic of Italy	0.875%	5/6/24	500	473
	Republic of Italy	2.375%	10/17/24	475	460
	Republic of Italy	1.250%	2/17/26	500	447
	Republic of Italy	2.875%	10/17/29	400	353
	Republic of Italy	5.375%	6/15/33	475	499
	Republic of Italy	4.000%	10/17/49	500	412
	Republic of Italy	3.875%	5/6/51	400	322
	Republic of Korea	3.875%	9/11/23	200	202
	Republic of Korea	5.625%	11/3/25	100	106
	Republic of Korea	2.750%	1/19/27	1,000	974
	Republic of Korea	2.500%	6/19/29	200	189
	Republic of Korea	1.750%	10/15/31	200	175
	Republic of Korea	3.875%	9/20/48	125	126
	Republic of Panama	4.000%	9/22/24	200	200
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Panama	3.750%	3/16/25	207	205
	Republic of Panama	7.125%	1/29/26	168	182
	Republic of Panama	8.875%	9/30/27	238	280
	Republic of Panama	3.875%	3/17/28	460	439
	Republic of Panama	9.375%	4/1/29	300	366
	Republic of Panama	2.252%	9/29/32	500	391
[2]	Republic of Panama	6.700%	1/26/36	292	315
[2]	Republic of Panama	4.500%	4/16/50	810	662
[2]	Republic of Panama	4.300%	4/29/53	400	315
	Republic of Panama	4.500%	4/1/56	500	399
[2]	Republic of Panama	3.870%	7/23/60	500	355
	Republic of Panama	4.500%	1/19/63	200	155
	Republic of Peru	7.350%	7/21/25	225	243
	Republic of Peru	2.392%	1/23/26	200	186
	Republic of Peru	2.783%	1/23/31	900	766
	Republic of Peru	1.862%	12/1/32	350	267
	Republic of Peru	8.750%	11/21/33	645	817
	Republic of Peru	3.000%	1/15/34	500	410
[2]	Republic of Peru	6.550%	3/14/37	325	354
	Republic of Peru	3.300%	3/11/41	200	151
	Republic of Peru	5.625%	11/18/50	200	208
	Republic of Peru	3.600%	1/15/72	275	186
	Republic of Peru	3.230%	7/28/21	525	323
	Republic of Philippines	9.500%	10/21/24	350	394
	Republic of Philippines	10.625%	3/16/25	100	118
	Republic of Philippines	5.500%	3/30/26	225	235
	Republic of Philippines	3.000%	2/1/28	400	381
	Republic of Philippines	3.750%	1/14/29	400	388
	Republic of Philippines	9.500%	2/2/30	300	388
	Republic of Philippines	2.457%	5/5/30	200	174
	Republic of Philippines	7.750%	1/14/31	400	482
	Republic of Philippines	1.648%	6/10/31	200	160
	Republic of Philippines	1.950%	1/6/32	200	163
	Republic of Philippines	6.375%	1/15/32	200	223
	Republic of Philippines	6.375%	10/23/34	550	616
	Republic of Philippines	3.950%	1/20/40	400	347
	Republic of Philippines	3.700%	3/1/41	400	331
	Republic of Philippines	3.700%	2/2/42	350	289
	Republic of Philippines	2.950%	5/5/45	500	358
	Republic of Philippines	2.650%	12/10/45	200	137
	Republic of Philippines	3.200%	7/6/46	500	373
	Republic of Poland	3.000%	3/17/23	185	184
	Republic of Poland	3.250%	4/6/26	500	485
	State of Israel	2.875%	3/16/26	200	195
	State of Israel	3.250%	1/17/28	300	293
	State of Israel	2.500%	1/15/30	200	183
	State of Israel	2.750%	7/3/30	600	558
	State of Israel	4.500%	1/30/43	200	197
	State of Israel	4.125%	1/17/48	250	231
	State of Israel	3.375%	1/15/50	475	385
	State of Israel	3.875%	7/3/50	400	352
	State of Israel	4.500%	4/3/20	200	182
	Svensk Exportkredit AB	0.500%	11/10/23	200	193
	Svensk Exportkredit AB	0.375%	3/11/24	800	764
	Svensk Exportkredit AB	0.375%	7/30/24	500	473
	Svensk Exportkredit AB	0.625%	10/7/24	200	189
	Svensk Exportkredit AB	0.625%	5/14/25	500	465
	Svensk Exportkredit AB	0.500%	8/26/25	800	736
	Svensk Exportkredit AB	2.250%	3/22/27	200	191
	United Mexican States	3.600%	1/30/25	510	507
	United Mexican States	3.900%	4/27/25	400	400
	United Mexican States	4.125%	1/21/26	445	445
	United Mexican States	4.150%	3/28/27	800	788
	United Mexican States	3.750%	1/11/28	675	646
	United Mexican States	4.500%	4/22/29	950	923
	United Mexican States	3.250%	4/16/30	700	615
	United Mexican States	8.300%	8/15/31	220	275
	United Mexican States	4.750%	4/27/32	300	288
	United Mexican States	7.500%	4/8/33	100	119
	United Mexican States	6.050%	1/11/40	883	865
	United Mexican States	4.280%	8/14/41	700	553

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Mexican States	4.750%	3/8/44	765	634
United Mexican States	5.550%	1/21/45	510	467
United Mexican States	4.600%	1/23/46	600	478
United Mexican States	4.350%	1/15/47	760	579
United Mexican States	4.600%	2/10/48	455	360
United Mexican States	4.500%	1/31/50	600	466
United Mexican States	5.000%	4/27/51	600	497
United Mexican States	4.400%	2/12/52	300	225
United Mexican States	3.771%	5/24/61	800	517
United Mexican States	5.750%	10/12/10	342	286
Total Sovereign Bonds (Cost $166,186)				153,758
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	55	55
American Municipal Power Inc. Electric Power & Light Revenue	5.939%	2/15/47	150	175
American Municipal Power Inc. Electric Power & Light Revenue	7.499%	2/15/50	50	66
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	257
Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	75	69
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	100	123
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	319
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	137
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	200	275
Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	79
California GO	3.375%	4/1/25	100	100
California GO	2.650%	4/1/26	75	73
California GO	1.700%	2/1/28	100	90
California GO	3.500%	4/1/28	150	148
California GO	2.500%	10/1/29	70	64
California GO	4.500%	4/1/33	190	195
California GO	7.500%	4/1/34	350	449
California GO	4.600%	4/1/38	300	303
California GO	7.550%	4/1/39	630	855
California GO	7.300%	10/1/39	75	97
California GO	7.350%	11/1/39	675	879
California GO	7.625%	3/1/40	205	277
California GO	7.600%	11/1/40	200	276
California State University College & University Revenue	3.899%	11/1/47	50	47
California State University College & University Revenue	2.975%	11/1/51	140	110
Central Puget Sound Regional Transit Authority Sales & Sales Tax Revenue Bonds	5.491%	11/1/39	50	57
Chicago IL GO	7.045%	1/1/29	35	37
Chicago IL GO, Prere.	7.045%	1/1/23	5	5
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	154
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	76
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	41
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	125	150
Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	129
Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	95
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	95
	Commonwealth of Massachusetts GO	5.456%	12/1/39	150	167
	Commonwealth of Massachusetts GO	2.514%	7/1/41	50	39
	Commonwealth of Massachusetts GO	2.813%	9/1/43	225	177
	Commonwealth of Massachusetts GO	2.900%	9/1/49	100	78
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	57
	Connecticut GO	5.090%	10/1/30	175	183
	Connecticut GO	5.850%	3/15/32	200	224
	Cook County IL GO	6.229%	11/15/34	50	58
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	121
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	55
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	89
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	97
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	104
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	174
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	61
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	55
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	151
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	100
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	226
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	122
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	239	281
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	144	173
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	72	82
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	84
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	175	154
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	163
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	395	316
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	100	84
	Houston TX GO	6.290%	3/1/32	110	123
	Illinois GO	5.100%	6/1/33	1,405	1,414
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	58
	Indiana Finance Authority Appropriations Revenue	3.051%	1/1/51	75	61
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	150	149
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	103

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	63
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	216
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	139
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	239
Los Angeles Community College District GO	1.606%	8/1/28	100	89
Los Angeles Community College District GO	1.806%	8/1/30	150	129
Los Angeles Community College District GO	2.106%	8/1/32	100	85
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	84
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	65
Los Angeles Department of Water & Power System Electric Power & Light Revenue	6.574%	7/1/45	100	127
Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	100	130
Louisiana Local Government Environmental Facilities & Community Development Auth Intergovernmental Agreement Revenue	3.615%	2/1/29	150	150
Louisiana Local Government Environmental Facilities & Community Development Auth Intergovernmental Agreement Revenue	4.475%	8/1/39	150	148
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.145%	2/1/33	100	100
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	250	190
Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	50	57
Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	112
Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	42
Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	77
Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	100	82
Metropolitan Government of Nashville & Davidson County TN Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	61
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	536
Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	56
Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	181
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	111
Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	116
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	117
Miami-Dade County FL Water & Sewer Water Revenue	3.490%	10/1/42	75	63
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	67
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	172
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State University College & University Revenue	4.496%	8/15/48	50	49
	Michigan State University College & University Revenue	4.165%	8/15/22	100	84
	Mississippi GO	5.245%	11/1/34	50	54
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	84
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	90
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	253
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	75	58
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.081%	6/15/39	75	67
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	232
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	100	87
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	133
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	516
	New York City Municipal Water Finance Authority Revenue Water Revenue	5.750%	6/15/41	50	59
	New York City Municipal Water Finance Authority Revenue Water Revenue	5.952%	6/15/42	50	61
	New York City Municipal Water Finance Authority Revenue Water Revenue	6.011%	6/15/42	50	61
	New York City Municipal Water Finance Authority Revenue Water Revenue	5.440%	6/15/43	100	115
	New York City Municipal Water Finance Authority Revenue Water Revenue	5.882%	6/15/44	175	212
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	150	164
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	83
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	110
	New York NY GO	5.517%	10/1/37	50	56
	New York NY GO	6.271%	12/1/37	100	119
	New York State Dormitory Authority College & University Revenue	3.142%	7/1/43	260	220
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	50	43
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	111
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	50	41
	New York State Dormitory Authority Lease (Appropriation) Revenue	2.202%	3/15/34	200	163
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	74
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	50	43
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	98
	New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	150	162
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	40

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	202
	Ohio State University College & University Revenue	4.910%	6/1/40	100	109
	Ohio State University College & University Revenue	4.800%	6/1/11	100	100
	Ohio State University General Receipts College & University Revenue	3.798%	12/1/46	100	92
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	58
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.879%	12/1/34	75	79
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	171
	Oregon GO	5.762%	6/1/23	40	41
	Oregon GO	5.892%	6/1/27	75	80
[13]	Oregon School Boards Assn. GO	5.528%	6/30/28	50	53
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	122
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	40
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	78
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	83
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	63
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	43
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	39
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	84
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	261
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	101
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	28
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	158
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	107
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	112
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	550	535
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	103
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	74
	Port of Morrow OR Nuclear Revenue	2.543%	9/1/40	100	78
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	117
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	47
	Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	56
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	21
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.587%	1/1/43	75	67
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.820%	1/1/48	50	44
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	4.787%	1/1/48	100	102
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	160
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	148
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	146
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	100	78
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	123
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	134
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	91
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.876%	4/1/32	200	217
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	121
	South Carolina Public Service Authority Nuclear Revenue	2.388%	12/1/23	50	49
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	304
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	217
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	52
	Texas GO	5.517%	4/1/39	180	204
	Texas GO	4.681%	4/1/40	50	52
	Texas GO	3.211%	4/1/44	225	192
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	154
	Texas Transportation Commission GO	2.562%	4/1/42	100	81
	Texas Transportation Commission GO	2.472%	10/1/44	125	94
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	187
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	99
[13]	Tucson AZ COP	2.856%	7/1/47	50	38
	University of California College & University Revenue	0.883%	5/15/25	100	93
	University of California College & University Revenue	3.063%	7/1/25	100	99
	University of California College & University Revenue	1.316%	5/15/27	100	90
	University of California College & University Revenue	1.614%	5/15/30	125	105
	University of California College & University Revenue	5.946%	5/15/45	175	203
	University of California College & University Revenue	3.071%	5/15/51	100	75
	University of California College & University Revenue	4.858%	5/15/12	225	214
	University of California College & University Revenue	4.767%	5/15/15	100	93
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	435

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	62
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	98
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	100	98
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	44
	University of Michigan College & University Revenue	2.437%	4/1/40	100	78
	University of Michigan College & University Revenue	2.562%	4/1/50	100	73
	University of Michigan College & University Revenue	4.454%	4/1/22	225	205
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	50
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	250	182
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	107
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	43
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	36
	University of Virginia College & University Revenue	2.256%	9/1/50	335	231
	University of Virginia College & University Revenue	4.179%	9/1/17	50	43
	Utah GO	4.554%	7/1/24	20	20
	Utah GO	3.539%	7/1/25	50	50
	Washington GO	5.140%	8/1/40	150	167
[13]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.846%	11/1/50	50	41
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	55	58
	Wisconsin Appropriations Revenue	3.154%	5/1/27	100	98
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	246
Total Taxable Municipal Bonds (Cost $30,639)					29,412
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[15]	Vanguard Market Liquidity Fund (Cost $19,115)	1.417%	191,206	19,115
Total Investments (100.0%) (Cost $4,599,478)				4,204,889
Other Assets and Liabilities—Net (0.0%)				923
Net Assets (100%)				4,205,812
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2022.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $18,690,000, representing 0.4% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
REMIC—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,580,363)	4,185,774
Affiliated Issuers (Cost $19,115)	19,115
Total Investments in Securities	4,204,889
Investment in Vanguard	154
Receivables for Investment Securities Sold	50,891
Receivables for Accrued Income	23,326
Receivables for Capital Shares Issued	563
Total Assets	4,279,823
Liabilities
Due to Custodian	202
Payables for Investment Securities Purchased	69,491
Payables for Capital Shares Redeemed	4,078
Payables to Vanguard	240
Total Liabilities	74,011
Net Assets	4,205,812
At June 30, 2022, net assets consisted of:

Paid-in Capital	4,579,892
Total Distributable Earnings (Loss)	(374,080)
Net Assets	4,205,812

Net Assets
Applicable to 395,202,439 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,205,812
Net Asset Value Per Share	$10.64

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Interest[1]	50,025
Total Income	50,025
Expenses
The Vanguard Group—Note B
Investment Advisory Services	948
Management and Administrative	1,858
Marketing and Distribution	181
Custodian Fees	22
Shareholders’ Reports	95
Trustees’ Fees and Expenses	1
Other Expenses	11
Total Expenses	3,116
Net Investment Income	46,909
Realized Net Gain (Loss)
Investment Securities Sold[1]	(15,779)
Futures Contracts	(20)
Realized Net Gain (Loss)	(15,799)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(536,536)
Net Increase (Decrease) in Net Assets Resulting from Operations	(505,426)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $49,000, ($8,000), and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,909	89,752
Realized Net Gain (Loss)	(15,799)	31,221
Change in Unrealized Appreciation (Depreciation)	(536,536)	(207,270)
Net Increase (Decrease) in Net Assets Resulting from Operations	(505,426)	(86,297)
Distributions
Total Distributions	(120,845)	(139,591)
Capital Share Transactions
Issued	270,707	843,843
Issued in Lieu of Cash Distributions	120,845	139,591
Redeemed	(430,697)	(752,865)
Net Increase (Decrease) from Capital Share Transactions	(39,145)	230,569
Total Increase (Decrease)	(665,416)	4,681
Net Assets
Beginning of Period	4,871,228	4,866,547
End of Period	4,205,812	4,871,228

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.22	$12.81	$12.21	$11.54	$11.86	$11.77
Investment Operations
Net Investment Income[1]	.118	.228	.277	.324	.313	.292
Net Realized and Unrealized Gain (Loss) on Investments	(1.392)	(.454)	.635	.657	(.343)	.119
Total from Investment Operations	(1.274)	(.226)	.912	.981	(.030)	.411
Distributions
Dividends from Net Investment Income	(.226)	(.260)	(.312)	(.311)	(.267)	(.283)
Distributions from Realized Capital Gains	(.080)	(.104)	—	—	(.023)	(.038)
Total Distributions	(.306)	(.364)	(.312)	(.311)	(.290)	(.321)
Net Asset Value, End of Period	$10.64	$12.22	$12.81	$12.21	$11.54	$11.86
Total Return	-10.52%	-1.72%	7.58%	8.67%	-0.21%	3.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,206	$4,871	$4,867	$4,300	$3,535	$3,498
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.11%	1.85%	2.20%	2.72%	2.74%	2.48%
Portfolio Turnover Rate[2]	21%	69%	94%	80%	89%	91%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 5%, 33%, 28%, 19%, 26%, and 24%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Certain of the portfolio’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

Total Bond Market Index Portfolio
4. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open futures contracts at June 30, 2022.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on

Total Bond Market Index Portfolio
certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $154,000, representing less than 0.01% of the portfolio’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,748,606	—	2,748,606
Asset-Backed/Commercial Mortgage-Backed Securities	—	113,271	—	113,271
Corporate Bonds	—	1,140,727	—	1,140,727
Sovereign Bonds	—	153,758	—	153,758
Taxable Municipal Bonds	—	29,412	—	29,412
Temporary Cash Investments	19,115	—	—	19,115
Total	19,115	4,185,774	—	4,204,889
D.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,606,843
Gross Unrealized Appreciation	8,610
Gross Unrealized Depreciation	(410,564)
Net Unrealized Appreciation (Depreciation)	(401,954)
E.	During the six months ended June 30, 2022, the portfolio purchased $102,991,000 of investment securities and sold $146,121,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $829,061,000 and $890,919,000, respectively.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $5,199,000 and sales were $13,231,000, resulting in net

Total Bond Market Index Portfolio
realized loss of $704,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	23,931	68,447
Issued in Lieu of Cash Distributions	10,897	11,623
Redeemed	(38,299)	(61,220)
Net Increase (Decrease) in Shares Outstanding	(3,471)	18,850
At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 30% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total Bond Market Index Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692TBM 082022

Semiannual Report  |  June 30, 2022
Vanguard Variable Insurance Funds
Total International Stock Market Index Portfolio

Contents
About Your Portfolio's Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Total International Stock Market Index Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total International Stock Market Index Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2022
Total International Stock Market Index Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$818.30	$0.45
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.30	0.50
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying portfolio's annualized expense figure for that period is 0.10%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Total International Stock Market Index Portfolio
Underlying Vanguard Funds
As of June 30, 2022
Vanguard Developed Markets Index Fund Admiral Shares	28.0%
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	28.0
Vanguard Emerging Markets Stock Index Fund Admiral Shares	18.1
Vanguard European Stock Index Fund Admiral Shares	12.1
Vanguard Pacific Stock Index Fund Admiral Shares	8.4
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	3.0
Vanguard FTSE Canada All Cap Index ETF	2.4
The table reflects the portfolio's investments, except for short-term investments.
2

Total International Stock Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard Developed Markets Index Fund Admiral Shares	23,761,356	310,798
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	10,036,544	310,531
Vanguard Emerging Markets Stock Index Fund Admiral Shares	5,813,620	200,919
Vanguard European Stock Index Fund Admiral Shares	2,045,051	134,851
Vanguard Pacific Stock Index Fund Admiral Shares	1,191,103	93,180
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	1,292,626	32,897
Vanguard FTSE Canada All Cap Index ETF	918,885	27,191
Total Investment Companies (Cost $1,242,651)		1,110,367
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 1.417% (Cost $259)	2,590	259
Total Investments (100.0%) (Cost $1,242,910)		1,110,626
Other Assets and Liabilities—Net (0.0%)		154
Net Assets (100%)		1,110,780
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total International Stock Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,242,910)	1,110,626
Foreign Currency, at Value (Cost $9)	9
Receivables for Accrued Income	187
Receivables for Capital Shares Issued	955
Total Assets	1,111,777
Liabilities
Payables for Investment Securities Purchased	717
Payables for Capital Shares Redeemed	280
Total Liabilities	997
Net Assets	1,110,780
At June 30, 2022, net assets consisted of:

Paid-in Capital	1,223,650
Total Distributable Earnings (Loss)	(112,870)
Net Assets	1,110,780

Net Assets
Applicable to 59,856,283 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,110,780
Net Asset Value Per Share	$18.56
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total International Stock Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds[1]	14,873
Net Investment Income—Note B	14,873
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	12,108
Futures Contracts	25
Foreign Currencies	(11)
Realized Net Gain (Loss)	12,122
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(250,941)
Foreign Currencies	(1)
Change in Unrealized Appreciation (Depreciation)	(250,942)
Net Increase (Decrease) in Net Assets Resulting from Operations	(223,947)
1	Dividends are net of foreign withholding taxes of $77,000.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total International Stock Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,873	31,281
Realized Net Gain (Loss)	12,122	37,266
Change in Unrealized Appreciation (Depreciation)	(250,942)	10,842
Net Increase (Decrease) in Net Assets Resulting from Operations	(223,947)	79,389
Distributions
Total Distributions	(72,843)	(26,959)
Capital Share Transactions
Issued	333,142	342,779
Issued in Lieu of Cash Distributions	72,843	26,959
Redeemed	(124,809)	(194,651)
Net Increase (Decrease) from Capital Share Transactions	281,176	175,087
Total Increase (Decrease)	(15,614)	227,517
Net Assets
Beginning of Period	1,126,394	898,877
End of Period	1,110,780	1,126,394
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total International Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,				September 7, 2017[1] to December 31, 2017
		2021	2020	2019	2018
Net Asset Value, Beginning of Period	$24.23	$22.98	$21.38	$17.94	$21.15	$20.00
Investment Operations
Net Investment Income[2]	.282	.730	.487	.691	.646	.341
Capital Gain Distributions Received[2]	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(4.501)	1.202	1.645	3.134	(3.716)	.809
Total from Investment Operations	(4.219)	1.932	2.132	3.825	(3.070)	1.150
Distributions
Dividends from Net Investment Income	(.709)	(.462)	(.415)	(.383)	(.127)	—
Distributions from Realized Capital Gains	(.742)	(.220)	(.117)	(.002)	(.013)	—
Total Distributions	(1.451)	(.682)	(.532)	(.385)	(.140)	—
Net Asset Value, End of Period	$18.56	$24.23	$22.98	$21.38	$17.94	$21.15
Total Return	-18.17%	8.53%	11.18%	21.55%	-14.62%	5.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,111	$1,126	$899	$402	$200	$71
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.10%	0.10%	0.10%	0.11%	0.11%	0.11%[3]
Ratio of Net Investment Income to Average Net Assets	2.66%	3.03%	2.50%	3.50%	3.23%	5.20%[3]
Portfolio Turnover Rate	7%	12%	22%	15%	6%	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total International Stock Market Index Portfolio
Notes to Financial Statements
The Total International Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2022.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8

Total International Stock Market Index Portfolio
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2022, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
9

Total International Stock Market Index Portfolio
D.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,248,893
Gross Unrealized Appreciation	4,250
Gross Unrealized Depreciation	(142,517)
Net Unrealized Appreciation (Depreciation)	(138,267)
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	15,654	14,261
Issued in Lieu of Cash Distributions	3,425	1,157
Redeemed	(5,709)	(8,044)
Net Increase (Decrease) in Shares Outstanding	13,370	7,374
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2022 Market Value ($000)
Vanguard Developed Markets Index Fund	316,551	82,407	16,734	2,980	(74,406)	4,496	—	310,798
Vanguard Emerging Markets Stock Index Fund	192,843	63,883	22,704	2,253	(35,356)	1,965	—	200,919
Vanguard European Stock Index Fund	147,662	39,599	15,947	2,030	(38,493)	2,913	—	134,851
Vanguard FTSE All-World ex-US Index Fund	316,306	76,193	16,869	3,894	(68,993)	4,090	—	310,531
Vanguard FTSE All-World ex-US Small-Cap Index Fund	36,306	7,480	1,979	306	(9,216)	109	—	32,897
Vanguard FTSE Canada All Cap Index ETF	18,545	12,268	—	—	(3,622)	438	—	27,191
Vanguard Market Liquidity Fund	1,201	NA1	NA1	—	—	1	—	259
Vanguard Pacific Stock Index Fund	97,957	21,748	6,315	645	(20,855)	861	—	93,180
Total	1,127,371	303,578	80,548	12,108	(250,941)	14,873	—	1,110,626
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Total International Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short-term and since-inception performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total International Stock Market Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692TISM 082022

Semiannual Report  |  June 30, 2022
Vanguard Variable Insurance Funds
Total Stock Market Index Portfolio
(with underlying Equity Index Portfolio)

Contents
Total Stock Market Index Portfolio (with underlying Equity Index Portfolio)	1

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Total Stock Market Index Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total Stock Market Index Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2022
Total Stock Market Index Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$786.20	$0.58
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying portfolio's annualized expense figure for that period is 0.13%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Total Stock Market Index Portfolio
Underlying Vanguard Funds
As of June 30, 2022
Vanguard Variable Insurance Funds—Equity Index Portfolio	84.7%
Vanguard Extended Market Index Fund Admiral Shares	15.3
The table reflects the portfolio's investments, except for short-term investments.
2

Total Stock Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	57,832,516	2,870,227
Vanguard Extended Market Index Fund Admiral Shares	5,220,809	519,366
Total Investment Companies (Cost $2,837,129)		3,389,593
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 1.417% (Cost $599)	5,993	599
Total Investments (100.0%) (Cost $2,837,728)		3,390,192
Other Assets and Liabilities—Net (0.0%)		(788)
Net Assets (100%)		3,389,404
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total Stock Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $2,837,728)	3,390,192
Receivables for Accrued Income	1
Receivables for Capital Shares Issued	1,263
Total Assets	3,391,456
Liabilities
Payables for Investment Securities Purchased	970
Payables for Capital Shares Redeemed	1,082
Total Liabilities	2,052
Net Assets	3,389,404
At June 30, 2022, net assets consisted of:

Paid-in Capital	2,603,876
Total Distributable Earnings (Loss)	785,528
Net Assets	3,389,404

Net Assets
Applicable to 81,943,983 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,389,404
Net Asset Value Per Share	$41.36
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Stock Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	42,850
Net Investment Income—Note B	42,850
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	138,071
Affiliated Funds Sold	54,596
Futures Contracts	(150)
Realized Net Gain (Loss)	192,517
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(1,150,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	(915,395)
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Stock Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,850	47,571
Realized Net Gain (Loss)	192,517	263,827
Change in Unrealized Appreciation (Depreciation)	(1,150,762)	564,584
Net Increase (Decrease) in Net Assets Resulting from Operations	(915,395)	875,982
Distributions
Total Distributions	(311,453)	(244,651)
Capital Share Transactions
Issued	285,945	443,889
Issued in Lieu of Cash Distributions	311,453	244,651
Redeemed	(235,218)	(528,140)
Net Increase (Decrease) from Capital Share Transactions	362,180	160,400
Total Increase (Decrease)	(864,668)	791,731
Net Assets
Beginning of Period	4,254,072	3,462,341
End of Period	3,389,404	4,254,072
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$56.94	$48.56	$42.81	$34.26	$38.26	$34.10
Investment Operations
Net Investment Income[1]	.546	.640	.678	.694	.603	.604
Capital Gain Distributions Received[1]	1.760	1.599	.684	.789	.494	.890
Net Realized and Unrealized Gain (Loss) on Investments	(13.753)	9.589	6.354	8.792	(2.964)	5.270
Total from Investment Operations	(11.447)	11.828	7.716	10.275	(1.867)	6.764
Distributions
Dividends from Net Investment Income	(.650)	(.652)	(.671)	(.618)	(.600)	(.699)
Distributions from Realized Capital Gains	(3.483)	(2.796)	(1.295)	(1.107)	(1.533)	(1.905)
Total Distributions	(4.133)	(3.448)	(1.966)	(1.725)	(2.133)	(2.604)
Net Asset Value, End of Period	$41.36	$56.94	$48.56	$42.81	$34.26	$38.26
Total Return	-21.38%	25.64%	20.55%	30.75%	-5.34%	20.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,389	$4,254	$3,462	$2,757	$2,047	$2,104
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.22%	1.66%	1.79%	1.59%	1.71%
Portfolio Turnover Rate	3%	7%	13%	4%	5%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total Stock Market Index Portfolio
Notes to Financial Statements
The Total Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in VVIF Equity Index Portfolio. The accompanying financial statements of VVIF Equity Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2022.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in
8

Total Stock Market Index Portfolio
which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2022, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,837,728
Gross Unrealized Appreciation	666,984
Gross Unrealized Depreciation	(114,520)
Net Unrealized Appreciation (Depreciation)	552,464
9

Total Stock Market Index Portfolio
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	5,798	8,502
Issued in Lieu of Cash Distributions	6,207	5,072
Redeemed	(4,777)	(10,157)
Net Increase (Decrease) in Shares Outstanding	7,228	3,417
At June 30, 2022, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 43% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2022 Market Value ($000)
Vanguard Extended Market Index Fund	713,714	42,553	32,431	14,113	(218,583)	1,557	—	519,366
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	—	—	599
Vanguard Variable Insurance Funds—Equity Index Portfolio	3,542,234	298,927	79,238	40,483	(932,179)	41,293	138,071	2,870,227
Total	4,255,948	341,480	111,669	54,596	(1,150,762)	42,850	138,071	3,390,192
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Total Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total Stock Market Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692TSMI 082022

Semiannual Report  |  June 30, 2022
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	15
Liquidity Risk Management	16

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2022
Equity Index Portfolio	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$799.80	$0.62
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio's annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Equity Index Portfolio
Portfolio Allocation
As of June 30, 2022
Communication Services	8.9%
Consumer Discretionary	10.5
Consumer Staples	7.0
Energy	4.4
Financials	10.8
Health Care	15.2
Industrials	7.8
Information Technology	26.8
Materials	2.6
Real Estate	2.9
Utilities	3.1
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Equity Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Communication Services (8.8%)
*	Alphabet Inc. Class A	69,399	151,238
*	Alphabet Inc. Class C	64,096	140,207
*	Meta Platforms Inc. Class A	531,030	85,629
	Verizon Communications Inc.	972,381	49,348
	Comcast Corp. Class A	1,035,090	40,617
*	Walt Disney Co.	421,732	39,811
	AT&T Inc.	1,657,615	34,744
*	T-Mobile US Inc.	136,419	18,354
*	Netflix Inc.	102,863	17,988
	Activision Blizzard Inc.	181,027	14,095
*	Charter Communications Inc. Class A	26,816	12,564
	Electronic Arts Inc.	65,108	7,920
*	Warner Bros Discovery Inc.	511,357	6,862
*	Twitter Inc.	176,593	6,603
*	Match Group Inc.	66,106	4,607
*	Take-Two Interactive Software Inc.	36,599	4,484
	Paramount Global Class B	140,854	3,476
	Omnicom Group Inc.	47,620	3,029
*	Live Nation Entertainment Inc.	31,700	2,618
	Interpublic Group of Cos. Inc.	91,332	2,514
	Lumen Technologies Inc.	215,269	2,349
	Fox Corp. Class A	73,007	2,348
	News Corp. Class A	89,102	1,388
*	DISH Network Corp. Class A	57,841	1,037
	Fox Corp. Class B	32,514	966
	News Corp. Class B	29,118	463
			655,259
Consumer Discretionary (10.5%)
*	Amazon.com Inc.	2,025,964	215,178
*	Tesla Inc.	194,301	130,846
	Home Depot Inc.	239,267	65,624
	McDonald's Corp.	171,227	42,273
	NIKE Inc. Class B	293,752	30,021
	Lowe's Cos. Inc.	153,078	26,738
	Starbucks Corp.	265,630	20,291
*	Booking Holdings Inc.	9,405	16,449
	TJX Cos. Inc.	271,931	15,187
	Target Corp.	107,067	15,121
	Dollar General Corp.	52,972	13,001
*	General Motors Co.	337,601	10,722
	Ford Motor Co.	914,351	10,177
*	AutoZone Inc.	4,596	9,877
*	O'Reilly Automotive Inc.	15,218	9,614
	Marriott International Inc. Class A	63,644	8,656
*	Chipotle Mexican Grill Inc.	6,473	8,462
*	Dollar Tree Inc.	52,122	8,123
	Yum! Brands Inc.	66,013	7,493
	Hilton Worldwide Holdings Inc.	64,430	7,180
	Ross Stores Inc.	81,336	5,712
*	Aptiv plc	62,738	5,588
	eBay Inc.	129,601	5,400
	Tractor Supply Co.	25,905	5,022
	DR Horton Inc.	74,165	4,909
*	Ulta Beauty Inc.	12,092	4,661
	Genuine Parts Co.	32,748	4,356
	Lennar Corp. Class A	59,030	4,166
	Garmin Ltd.	35,325	3,471
		Shares	Market Value• ($000)
*	CarMax Inc.	37,147	3,361
*	Expedia Group Inc.	35,089	3,328
	VF Corp.	74,818	3,305
	Darden Restaurants Inc.	28,865	3,265
	Pool Corp.	9,289	3,263
	Domino's Pizza Inc.	8,344	3,252
	Best Buy Co. Inc.	46,881	3,056
	LKQ Corp.	60,246	2,958
*	NVR Inc.	716	2,867
*	Las Vegas Sands Corp.	79,781	2,680
	Hasbro Inc.	30,345	2,485
	Advance Auto Parts Inc.	14,144	2,448
	MGM Resorts International	81,816	2,369
	PulteGroup Inc.	55,016	2,180
*	Etsy Inc.	29,468	2,157
	Whirlpool Corp.	13,011	2,015
*	Caesars Entertainment Inc.	49,655	1,902
	BorgWarner Inc.	55,320	1,846
*	Royal Caribbean Cruises Ltd.	52,075	1,818
	Tapestry Inc.	58,260	1,778
*	Carnival Corp.	188,002	1,626
	Newell Brands Inc.	85,205	1,622
	Bath & Body Works Inc.	55,211	1,486
*	Mohawk Industries Inc.	11,916	1,479
*	Wynn Resorts Ltd.	24,540	1,398
*	Penn National Gaming Inc.	37,814	1,150
*	Norwegian Cruise Line Holdings Ltd.	96,550	1,074
	Ralph Lauren Corp.	10,781	967
	PVH Corp.	15,618	889
	Lennar Corp. Class B	1,026	60
			778,402
Consumer Staples (6.9%)
	Procter & Gamble Co.	555,533	79,880
	Coca-Cola Co.	903,373	56,831
	PepsiCo Inc.	320,154	53,357
	Costco Wholesale Corp.	102,624	49,186
	Walmart Inc.	325,065	39,522
	Philip Morris International Inc.	358,912	35,439
	Mondelez International Inc. Class A	320,362	19,891
	Altria Group Inc.	419,210	17,510
	Colgate-Palmolive Co.	194,014	15,548
	Estee Lauder Cos. Inc. Class A	53,693	13,674
	Kimberly-Clark Corp.	78,010	10,543
	General Mills Inc.	139,441	10,521
	Archer-Daniels-Midland Co.	130,292	10,111
	Sysco Corp.	117,963	9,993
	Constellation Brands Inc. Class A	37,686	8,783
*	Monster Beverage Corp.	87,072	8,072
	Hershey Co.	33,804	7,273
	Kroger Co.	151,903	7,190
	Walgreens Boots Alliance Inc.	165,999	6,291
	Kraft Heinz Co.	164,384	6,270
	Keurig Dr Pepper Inc.	170,791	6,044
	Tyson Foods Inc. Class A	67,481	5,808
	Church & Dwight Co. Inc.	56,199	5,207
	McCormick & Co. Inc. (Non-Voting)	57,937	4,823
	Kellogg Co.	58,676	4,186
	Clorox Co.	28,508	4,019
	Conagra Brands Inc.	111,138	3,805
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	J M Smucker Co.	25,120	3,216
	Hormel Foods Corp.	65,624	3,108
	Brown-Forman Corp. Class B	42,391	2,974
	Lamb Weston Holdings Inc.	33,503	2,394
	Molson Coors Beverage Co. Class B	43,465	2,369
	Campbell Soup Co.	46,784	2,248
			516,086
Energy (4.3%)
	Exxon Mobil Corp.	975,381	83,532
	Chevron Corp.	454,935	65,865
	ConocoPhillips	299,489	26,897
	EOG Resources Inc.	135,617	14,978
	Occidental Petroleum Corp.	206,146	12,138
	Schlumberger NV	327,279	11,703
	Pioneer Natural Resources Co.	52,102	11,623
	Marathon Petroleum Corp.	125,261	10,298
	Valero Energy Corp.	94,491	10,042
	Phillips 66	111,395	9,133
	Williams Cos. Inc.	282,015	8,802
	Devon Energy Corp.	142,121	7,832
	Kinder Morgan Inc.	451,505	7,567
	Hess Corp.	64,139	6,795
	Halliburton Co.	208,851	6,550
	Baker Hughes Co.	216,575	6,253
	ONEOK Inc.	103,403	5,739
	Coterra Energy Inc.	186,573	4,812
	Diamondback Energy Inc.	38,629	4,680
	Marathon Oil Corp.	163,850	3,683
	APA Corp.	78,308	2,733
			321,655
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	388,032	105,940
	JPMorgan Chase & Co.	680,044	76,580
	Bank of America Corp.	1,641,624	51,104
	Wells Fargo & Co.	877,617	34,376
	S&P Global Inc.	80,366	27,088
	Morgan Stanley	324,019	24,645
	Goldman Sachs Group Inc.	79,520	23,619
	Charles Schwab Corp.	349,194	22,062
	Citigroup Inc.	449,634	20,679
	BlackRock Inc.	32,972	20,081
	American Express Co.	141,233	19,578
	Chubb Ltd.	98,103	19,285
	Marsh & McLennan Cos. Inc.	116,203	18,041
	CME Group Inc.	83,218	17,035
	Progressive Corp.	135,418	15,745
	PNC Financial Services Group Inc.	95,756	15,107
	Truist Financial Corp.	308,346	14,625
	US Bancorp	313,040	14,406
	Aon plc Class A	49,172	13,261
	Intercontinental Exchange Inc.	129,256	12,155
	Moody's Corp.	37,163	10,107
	MetLife Inc.	160,034	10,049
	Capital One Financial Corp.	91,009	9,482
	Travelers Cos. Inc.	55,557	9,396
	American International Group Inc.	183,419	9,378
	Prudential Financial Inc.	86,824	8,307
*	Berkshire Hathaway Inc. Class A	20	8,179
	Allstate Corp.	63,665	8,068
	Arthur J Gallagher & Co.	48,628	7,928
	MSCI Inc.	18,789	7,744
	Aflac Inc.	137,205	7,592
	Bank of New York Mellon Corp.	172,069	7,177
	M&T Bank Corp.	41,539	6,621
	Discover Financial Services	65,052	6,153
	Ameriprise Financial Inc.	25,444	6,048
	First Republic Bank	41,548	5,991
	T. Rowe Price Group Inc.	52,622	5,978
		Shares	Market Value• ($000)
*	SVB Financial Group	13,625	5,382
	Fifth Third Bancorp	158,819	5,336
	State Street Corp.	84,997	5,240
	Willis Towers Watson plc	25,810	5,095
	Hartford Financial Services Group Inc.	76,128	4,981
	Northern Trust Corp.	48,245	4,655
	Cincinnati Financial Corp.	34,580	4,114
	Nasdaq Inc.	26,682	4,070
	Regions Financial Corp.	216,338	4,056
	Citizens Financial Group Inc.	113,537	4,052
	Raymond James Financial Inc.	45,027	4,026
	Huntington Bancshares Inc.	333,132	4,008
	KeyCorp	215,826	3,719
	Principal Financial Group Inc.	54,391	3,633
	FactSet Research Systems Inc.	8,772	3,373
	W R Berkley Corp.	48,554	3,314
	Synchrony Financial	116,109	3,207
	Brown & Brown Inc.	54,372	3,172
	Cboe Global Markets Inc.	24,605	2,785
	Loews Corp.	45,005	2,667
	Signature Bank	14,567	2,611
	Everest Re Group Ltd.	9,138	2,561
	MarketAxess Holdings Inc.	8,719	2,232
	Comerica Inc.	30,350	2,227
	Assurant Inc.	12,514	2,163
	Globe Life Inc.	20,988	2,046
	Zions Bancorp NA	35,113	1,787
	Lincoln National Corp.	37,412	1,750
	Franklin Resources Inc.	65,071	1,517
	Invesco Ltd.	77,932	1,257
			800,646
Health Care (15.0%)
	UnitedHealth Group Inc.	217,225	111,573
	Johnson & Johnson	609,279	108,153
	Pfizer Inc.	1,299,155	68,115
	AbbVie Inc.	409,158	62,667
	Eli Lilly & Co.	182,601	59,205
	Merck & Co. Inc.	585,524	53,382
	Thermo Fisher Scientific Inc.	90,640	49,243
	Abbott Laboratories	405,414	44,048
	Danaher Corp.	149,830	37,985
	Bristol-Myers Squibb Co.	492,964	37,958
	Amgen Inc.	123,689	30,094
	CVS Health Corp.	303,621	28,134
	Medtronic plc	310,620	27,878
	Elevance Health Inc.	55,820	26,938
	Cigna Corp.	73,461	19,358
	Zoetis Inc.	108,968	18,730
	Gilead Sciences Inc.	290,425	17,951
*	Vertex Pharmaceuticals Inc.	59,217	16,687
*	Intuitive Surgical Inc.	83,111	16,681
	Becton Dickinson & Co.	66,004	16,272
	Stryker Corp.	77,925	15,502
*	Regeneron Pharmaceuticals Inc.	25,013	14,786
	Humana Inc.	29,288	13,709
*	Edwards Lifesciences Corp.	143,905	13,684
*	Boston Scientific Corp.	330,994	12,336
*	Centene Corp.	135,422	11,458
*	Moderna Inc.	80,125	11,446
	McKesson Corp.	33,658	10,980
*	IQVIA Holdings Inc.	43,824	9,509
	HCA Healthcare Inc.	52,679	8,853
	Agilent Technologies Inc.	69,486	8,253
	Baxter International Inc.	116,583	7,488
	ResMed Inc.	33,870	7,100
*	Biogen Inc.	33,896	6,913
*	IDEXX Laboratories Inc.	19,450	6,822
*	Dexcom Inc.	90,875	6,773
*	Illumina Inc.	36,374	6,706

4

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Mettler-Toledo International Inc.	5,251	6,032
	West Pharmaceutical Services Inc.	17,151	5,186
	Zimmer Biomet Holdings Inc.	48,525	5,098
	Laboratory Corp. of America Holdings	21,484	5,035
	AmerisourceBergen Corp.	34,921	4,941
	STERIS plc	23,182	4,779
*	Waters Corp.	13,947	4,616
*	Catalent Inc.	41,492	4,452
	PerkinElmer Inc.	29,228	4,157
*	Align Technology Inc.	16,981	4,019
*	Hologic Inc.	57,683	3,997
*	Molina Healthcare Inc.	13,590	3,800
	Quest Diagnostics Inc.	27,172	3,613
	Cooper Cos. Inc.	11,421	3,576
*	Incyte Corp.	43,623	3,314
	Cardinal Health Inc.	63,063	3,296
	Bio-Techne Corp.	9,064	3,142
	Viatris Inc.	280,696	2,939
	Teleflex Inc.	10,866	2,671
*	ABIOMED Inc.	10,563	2,614
*	Charles River Laboratories International Inc.	11,761	2,516
*	Bio-Rad Laboratories Inc. Class A	5,016	2,483
*	Henry Schein Inc.	32,000	2,456
	Organon & Co.	58,657	1,980
	DENTSPLY SIRONA Inc.	49,876	1,782
	Universal Health Services Inc. Class B	15,538	1,565
*	DaVita Inc.	14,000	1,119
			1,118,548
Industrials (7.8%)
	Raytheon Technologies Corp.	344,357	33,096
	United Parcel Service Inc. Class B	170,054	31,042
	Union Pacific Corp.	145,417	31,015
	Honeywell International Inc.	157,617	27,395
	Lockheed Martin Corp.	54,838	23,578
	Caterpillar Inc.	123,499	22,077
	Deere & Co.	64,640	19,358
*	Boeing Co.	128,765	17,605
	3M Co.	131,777	17,053
	General Electric Co.	254,843	16,226
	Northrop Grumman Corp.	33,826	16,188
	CSX Corp.	503,445	14,630
	Waste Management Inc.	88,448	13,531
	Norfolk Southern Corp.	55,187	12,543
	FedEx Corp.	55,208	12,516
	Illinois Tool Works Inc.	65,630	11,961
	General Dynamics Corp.	53,372	11,809
	Eaton Corp. plc	92,383	11,639
	Emerson Electric Co.	137,533	10,939
	L3Harris Technologies Inc.	44,659	10,794
	Johnson Controls International plc	161,080	7,713
	Cintas Corp.	20,138	7,522
	Parker-Hannifin Corp.	29,725	7,314
	Trane Technologies plc	54,150	7,033
	Carrier Global Corp.	196,411	7,004
	Otis Worldwide Corp.	97,852	6,915
	Fastenal Co.	133,291	6,654
	PACCAR Inc.	80,511	6,629
*	TransDigm Group Inc.	12,006	6,443
	Verisk Analytics Inc.	36,556	6,328
	Cummins Inc.	32,673	6,323
	Republic Services Inc.	48,308	6,322
	AMETEK Inc.	53,512	5,880
	Old Dominion Freight Line Inc.	21,260	5,449
*	Copart Inc.	49,487	5,377
	Rockwell Automation Inc.	26,917	5,365
	Equifax Inc.	28,321	5,177
*	Southwest Airlines Co.	137,316	4,960
	WW Grainger Inc.	9,940	4,517
	Fortive Corp.	83,000	4,514
		Shares	Market Value• ($000)
*	Delta Air Lines Inc.	148,441	4,300
	Quanta Services Inc.	33,273	4,170
	Dover Corp.	33,382	4,050
*	United Rentals Inc.	16,581	4,028
	Ingersoll Rand Inc.	94,050	3,958
	Jacobs Engineering Group Inc.	29,814	3,790
	Expeditors International of Washington Inc.	38,838	3,785
	Stanley Black & Decker Inc.	34,954	3,665
	Westinghouse Air Brake Technologies Corp.	42,292	3,471
	Xylem Inc.	41,606	3,253
	IDEX Corp.	17,624	3,201
	Leidos Holdings Inc.	31,639	3,186
*	Generac Holdings Inc.	14,778	3,112
	JB Hunt Transport Services Inc.	19,388	3,053
	Textron Inc.	49,798	3,041
	CH Robinson Worldwide Inc.	29,466	2,987
	Masco Corp.	54,628	2,764
	Howmet Aerospace Inc.	87,078	2,739
*	United Airlines Holdings Inc.	75,640	2,679
	Nordson Corp.	12,500	2,531
	Snap-on Inc.	12,329	2,429
	Huntington Ingalls Industries Inc.	9,260	2,017
	Allegion plc	20,330	1,990
	Nielsen Holdings plc	83,406	1,937
	Robert Half International Inc.	25,583	1,916
*	American Airlines Group Inc.	150,472	1,908
	Rollins Inc.	52,319	1,827
	Fortune Brands Home & Security Inc.	30,282	1,813
	Pentair plc	38,174	1,747
	A O Smith Corp.	30,109	1,646
*	Alaska Air Group Inc.	29,113	1,166
			576,593
Information Technology (26.6%)
	Apple Inc.	3,560,141	486,742
	Microsoft Corp.	1,731,691	444,750
	NVIDIA Corp.	579,776	87,888
	Visa Inc. Class A	381,049	75,025
	Mastercard Inc. Class A	198,842	62,731
	Broadcom Inc.	94,533	45,925
	Cisco Systems Inc.	961,819	41,012
	Accenture plc Class A	146,657	40,719
*	Adobe Inc.	109,399	40,047
*	Salesforce Inc.	230,034	37,965
	Intel Corp.	946,771	35,419
	QUALCOMM Inc.	259,323	33,126
	Texas Instruments Inc.	213,512	32,806
	International Business Machines Corp.	208,254	29,403
*	Advanced Micro Devices Inc.	375,208	28,692
	Oracle Corp.	364,479	25,466
	Intuit Inc.	65,478	25,238
*	ServiceNow Inc.	46,411	22,069
	Automatic Data Processing Inc.	96,722	20,315
*	PayPal Holdings Inc.	268,126	18,726
	Applied Materials Inc.	204,537	18,609
	Analog Devices Inc.	121,128	17,696
	Micron Technology Inc.	258,637	14,297
	Lam Research Corp.	32,117	13,687
	Fidelity National Information Services Inc.	141,416	12,964
*	Fiserv Inc.	134,694	11,984
	KLA Corp.	34,552	11,025
*	Synopsys Inc.	35,457	10,768
	Roper Technologies Inc.	24,518	9,676
*	Cadence Design Systems Inc.	63,839	9,578
	NXP Semiconductors NV	60,792	8,999
	Amphenol Corp. Class A	138,156	8,894
*	Fortinet Inc.	154,235	8,727
*	Autodesk Inc.	50,359	8,660
	Paychex Inc.	74,390	8,471
	TE Connectivity Ltd.	74,592	8,440

5

Equity Index Portfolio
		Shares	Market Value• ($000)
	Cognizant Technology Solutions Corp. Class A	120,667	8,144
	Motorola Solutions Inc.	38,726	8,117
	HP Inc.	243,885	7,995
	Microchip Technology Inc.	128,723	7,476
	Global Payments Inc.	65,185	7,212
*	Enphase Energy Inc.	31,263	6,104
*	Keysight Technologies Inc.	42,127	5,807
	Corning Inc.	175,997	5,546
*	ON Semiconductor Corp.	100,600	5,061
	CDW Corp.	31,319	4,935
*	Arista Networks Inc.	52,087	4,883
*	ANSYS Inc.	20,134	4,818
*	Gartner Inc.	18,646	4,509
*	Teledyne Technologies Inc.	10,844	4,068
	Hewlett Packard Enterprise Co.	301,019	3,991
*	EPAM Systems Inc.	13,232	3,901
	Monolithic Power Systems Inc.	10,151	3,898
	Broadridge Financial Solutions Inc.	27,135	3,868
*	FleetCor Technologies Inc.	17,905	3,762
*	VeriSign Inc.	22,064	3,692
*	Zebra Technologies Corp. Class A	12,157	3,574
*	SolarEdge Technologies Inc.	12,824	3,510
	Skyworks Solutions Inc.	37,255	3,451
*	Akamai Technologies Inc.	37,108	3,389
*	Trimble Inc.	57,918	3,373
	NetApp Inc.	51,521	3,361
	Teradyne Inc.	37,088	3,321
	Seagate Technology Holdings plc	45,762	3,269
*	Western Digital Corp.	72,503	3,250
*	Tyler Technologies Inc.	9,596	3,190
*	Paycom Software Inc.	11,162	3,127
	Jack Henry & Associates Inc.	16,889	3,040
	NortonLifeLock Inc.	134,932	2,963
	Citrix Systems Inc.	28,950	2,813
*	PTC Inc.	24,436	2,598
*	Qorvo Inc.	25,170	2,374
*	F5 Inc.	14,031	2,147
	Juniper Networks Inc.	75,025	2,138
*	DXC Technology Co.	56,613	1,716
*	Ceridian HCM Holding Inc.	31,773	1,496
			1,982,426
Materials (2.6%)
	Linde plc	116,537	33,508
	Sherwin-Williams Co.	55,416	12,408
	Air Products and Chemicals Inc.	51,355	12,350
	Newmont Corp.	183,767	10,965
	Freeport-McMoRan Inc.	335,564	9,819
	Corteva Inc.	167,502	9,069
	Ecolab Inc.	57,531	8,846
	Dow Inc.	168,612	8,702
	International Flavors & Fragrances Inc.	59,012	7,029
	DuPont de Nemours Inc.	117,770	6,546
	Nucor Corp.	61,607	6,432
	PPG Industries Inc.	54,651	6,249
	Albemarle Corp.	27,117	5,667
	LyondellBasell Industries NV Class A	59,944	5,243
	Ball Corp.	74,045	5,092
	Vulcan Materials Co.	30,771	4,373
	Amcor plc	347,964	4,325
	Martin Marietta Materials Inc.	14,442	4,322
	CF Industries Holdings Inc.	48,303	4,141
	Mosaic Co.	83,820	3,959
	International Paper Co.	85,828	3,590
	FMC Corp.	29,112	3,115
	Avery Dennison Corp.	18,920	3,063
	Packaging Corp. of America	21,698	2,983
	Celanese Corp.	25,086	2,950
	Eastman Chemical Co.	29,773	2,673
		Shares	Market Value• ($000)
	Westrock Co.	59,021	2,351
	Sealed Air Corp.	33,828	1,952
			191,722
Real Estate (2.9%)
	American Tower Corp.	107,595	27,500
	Prologis Inc.	171,397	20,165
	Crown Castle International Corp.	100,262	16,882
	Equinix Inc.	21,075	13,847
	Public Storage	35,357	11,055
	Realty Income Corp.	139,278	9,507
	Welltower Inc.	105,107	8,656
	Digital Realty Trust Inc.	65,909	8,557
	SBA Communications Corp.	24,965	7,990
	Simon Property Group Inc.	76,020	7,216
	VICI Properties Inc.	222,935	6,641
	AvalonBay Communities Inc.	32,367	6,287
	Equity Residential	79,224	5,722
	Weyerhaeuser Co.	172,448	5,711
*	CBRE Group Inc. Class A	75,673	5,570
	Extra Space Storage Inc.	31,088	5,289
	Alexandria Real Estate Equities Inc.	34,382	4,986
	Duke Realty Corp.	89,005	4,891
	Ventas Inc.	92,542	4,759
	Mid-America Apartment Communities Inc.	26,719	4,667
	Essex Property Trust Inc.	15,123	3,955
	Camden Property Trust	24,652	3,315
	Iron Mountain Inc.	67,267	3,275
	Healthpeak Properties Inc.	125,044	3,240
	UDR Inc.	69,354	3,193
	Boston Properties Inc.	33,013	2,938
	Kimco Realty Corp.	143,051	2,828
	Host Hotels & Resorts Inc.	165,592	2,597
	Regency Centers Corp.	35,906	2,130
	Federal Realty OP LP	16,536	1,583
	Vornado Realty Trust	37,038	1,059
			216,011
Utilities (3.1%)
	NextEra Energy Inc.	454,858	35,233
	Duke Energy Corp.	178,270	19,112
	Southern Co.	246,017	17,543
	Dominion Energy Inc.	187,848	14,992
	American Electric Power Co. Inc.	118,903	11,408
	Sempra Energy	72,774	10,936
	Exelon Corp.	226,960	10,286
	Xcel Energy Inc.	126,100	8,923
	Consolidated Edison Inc.	82,042	7,802
	WEC Energy Group Inc.	73,039	7,351
	Public Service Enterprise Group Inc.	115,594	7,315
	Eversource Energy	79,848	6,745
	American Water Works Co. Inc.	42,083	6,261
	DTE Energy Co.	44,858	5,686
	Edison International	88,255	5,581
	Ameren Corp.	59,785	5,402
	Entergy Corp.	47,086	5,304
	FirstEnergy Corp.	132,175	5,074
	PPL Corp.	170,378	4,622
	CMS Energy Corp.	67,168	4,534
	Constellation Energy Corp.	75,643	4,331
	CenterPoint Energy Inc.	145,757	4,311
	Atmos Energy Corp.	32,183	3,608
	Evergy Inc.	53,128	3,467
	Alliant Energy Corp.	58,049	3,402
	AES Corp.	154,613	3,248
	NiSource Inc.	93,921	2,770
	NRG Energy Inc.	54,940	2,097

6

Equity Index Portfolio
	Shares	Market Value• ($000)
Pinnacle West Capital Corp.	26,233	1,918
		229,262
Total Common Stocks (Cost $4,321,740)		7,386,610
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1] Vanguard Market Liquidity Fund, 1.417% (Cost $43,869)	438,779	43,865
Total Investments (99.9%) (Cost $4,365,609)		7,430,475
Other Assets and Liabilities—Net (0.1%)		8,059
Net Assets (100%)		7,438,534
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	268	50,779	(833)
See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,321,740)	7,386,610
Affiliated Issuers (Cost $43,869)	43,865
Total Investments in Securities	7,430,475
Investment in Vanguard	291
Cash Collateral Pledged—Futures Contracts	2,764
Receivables for Accrued Income	5,904
Receivables for Capital Shares Issued	865
Total Assets	7,440,299
Liabilities
Due to Custodian	14
Payables for Investment Securities Purchased	32
Payables for Capital Shares Redeemed	874
Payables to Vanguard	427
Variation Margin Payable—Futures Contracts	418
Total Liabilities	1,765
Net Assets	7,438,534
At June 30, 2022, net assets consisted of:

Paid-in Capital	4,199,020
Total Distributable Earnings (Loss)	3,239,514
Net Assets	7,438,534

Net Assets
Applicable to 149,883,510 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,438,534
Net Asset Value Per Share	$49.63
See accompanying Notes, which are an integral part of the Financial Statements.
8

Equity Index Portfolio
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	62,577
Interest[2]	79
Total Income	62,656
Expenses
The Vanguard Group—Note B
Investment Advisory Services	580
Management and Administrative	4,909
Marketing and Distribution	267
Custodian Fees	25
Shareholders’ Reports	42
Trustees’ Fees and Expenses	2
Other Expenses	10
Total Expenses	5,835
Net Investment Income	56,821
Realized Net Gain (Loss)
Investment Securities Sold[2]	132,063
Futures Contracts	(7,065)
Realized Net Gain (Loss)	124,998
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,043,176)
Futures Contracts	(1,907)
Change in Unrealized Appreciation (Depreciation)	(2,045,083)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,863,264)
1	Dividends are net of foreign withholding taxes of $16,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $79,000, ($2,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,821	105,618
Realized Net Gain (Loss)	124,998	359,238
Change in Unrealized Appreciation (Depreciation)	(2,045,083)	1,644,218
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,863,264)	2,109,074
Distributions
Total Distributions	(465,299)	(418,079)
Capital Share Transactions
Issued	463,727	711,464
Issued in Lieu of Cash Distributions	465,299	418,079
Redeemed	(515,874)	(1,021,957)
Net Increase (Decrease) from Capital Share Transactions	413,152	107,586
Total Increase (Decrease)	(1,915,411)	1,798,581
Net Assets
Beginning of Period	9,353,945	7,555,364
End of Period	7,438,534	9,353,945
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$65.47	$53.76	$47.70	$38.03	$41.17	$35.63
Investment Operations
Net Investment Income[1]	.389	.738	.798	.805	.804	.699
Net Realized and Unrealized Gain (Loss) on Investments	(12.937)	13.978	7.014	10.791	(2.556)	6.734
Total from Investment Operations	(12.548)	14.716	7.812	11.596	(1.752)	7.433
Distributions
Dividends from Net Investment Income	(.758)	(.754)	(.806)	(.834)	(.703)	(.699)
Distributions from Realized Capital Gains	(2.534)	(2.252)	(.946)	(1.092)	(.685)	(1.194)
Total Distributions	(3.292)	(3.006)	(1.752)	(1.926)	(1.388)	(1.893)
Net Asset Value, End of Period	$49.63	$65.47	$53.76	$47.70	$38.03	$41.17
Total Return	-20.02%	28.55%	18.20%	31.30%	-4.51%	21.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,439	$9,354	$7,555	$6,458	$4,934	$5,178
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.25%	1.73%	1.87%	1.94%	1.85%
Portfolio Turnover Rate	2%	4%	8%	4%	5%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the portfolio’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of
12

Equity Index Portfolio
prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the portfolio had contributed to Vanguard capital in the amount of $291,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
13

Equity Index Portfolio
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,365,946
Gross Unrealized Appreciation	3,547,505
Gross Unrealized Depreciation	(483,809)
Net Unrealized Appreciation (Depreciation)	3,063,696
E.  During the six months ended June 30, 2022, the portfolio purchased $193,075,000 of investment securities and sold $199,509,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $18,481,000 and sales were $5,973,000, resulting in net realized gain of $706,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	Shares (000)	Shares (000)
Issued	8,046	11,966
Issued in Lieu of Cash Distributions	7,787	7,731
Redeemed	(8,831)	(17,343)
Net Increase (Decrease) in Shares Outstanding	7,002	2,354
At June 30, 2022, one shareholder (Total Stock Market Index Portfolio) was the record or beneficial owner of 42% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Equity Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Equity Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
16

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692TSMI 082022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 22, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.